UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:            811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 – March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Series Trust (unaudited)
Schedules of Investments (in thousands, except for contracts)
March 31, 2009

JNL/AIM Global Real Estate Fund	Shares/Par/
COMMON STOCKS - 98.6%	Contracts (q)	Value
FINANCIALS - 27.6%
AEON Mall Co. Ltd.	35	$ 455
CapitaLand Ltd.	1,262	1,935
China Resources Land Ltd. (e)	1,244	1,926
Citycon Oyj (e)	171	332
Deutsche EuroShop AG	13	380
Hang Lung Properties Ltd. (e)	1,531	3,602
Henderson Land Development Co. Ltd.	537	2,048
Hongkong Land Holdings Ltd. (e)	418	952
Hufvudstaden AB (e)	119	614
Hysan Development Co. Ltd.	295	499
Kerry Properties Ltd. (e)	156	376
Mitsubishi Estate Co. Ltd.	461	5,230
Mitsui Fudosan Co. Ltd.	400	4,388
NTT Urban Development Corp.	1	782
PSP Swiss Property AG (c) (e)	23	984
Sino Land Co.	566	567
Sino-Ocean Land Holdings Ltd.	620	408
Sumitomo Realty & Development Co. Ltd.	163	1,821
Sun Hung Kai Properties Ltd.	775	6,954
		34,253
INDUSTRIALS - 2.1%
China Overseas Land & Investment Ltd. (e)	1,683	2,638

REAL ESTATE INVESTMENT TRUSTS - 68.9%
Apartments-REITS - 7.0%
AvalonBay Communities Inc. (e)	32	1,508
Camden Property Trust	59	1,270
Equity Residential	152	2,783
Essex Property Trust Inc. (e)	29	1,689
Home Properties Inc. (e)	17	518
Mid-America Apartment Communities Inc. (e)	29	900
		8,668

Diversified-REITS - 22.8%
Ascendas Real Estate Investment Trust (e)	892	717
British Land Co. Plc	339	1,754
Canadian Real Estate Investment Trust	34	545
Cominar Real Estate Investment Trust	17	185
Corio NV (e)	40	1,649
Derwent London Plc	83	792
Dexus Property Group	2,256	1,175
Digital Realty Trust Inc. (e)	59	1,945

Eurocommercial Properties NV (e)	18	493
Goodman Property Trust	339	156
Hammerson Plc	356	1,301
Land Securities Group Plc	389	2,438
Liberty Property Trust	55	1,036
Mercialys SA (e)	26	754
Shaftesbury Plc	175	730
Stockland Corp. Ltd.	1,091	2,331
Unibail-Rodamco (e)	45	6,387
Vornado Realty Trust	63	2,091
Washington Real Estate Investment Trust	54	929
Wereldhave NV (c)	13	912
		28,320
Health Care-REITS - 7.2%
HCP Inc.	102	1,827
Health Care REIT Inc. (e)	60	1,838
Nationwide Health Properties Inc. (e)	78	1,723
Omega Healthcare Investors Inc.	38	540
Senior Housing Properties Trust	90	1,269
Ventas Inc. (e)	75	1,706
		8,903
Hotels-REITS - 0.7%
Host Hotels & Resorts Inc. (e)	206	806

Office Property-REITS - 9.4%
AMP NZ Office Trust	344	177
Boston Properties Inc. (e)	67	2,352
Corporate Office Properties Trust SBI MD (e)	25	623
Highwoods Properties Inc. (e)	46	976
Japan Real Estate Investment Corp. (e)	-	2,535
Mack-Cali Realty Corp.	46	917
Nippon Building Fund Inc.	-	2,360
Nomura Real Estate Office Fund Inc.	-	275
SL Green Realty Corp. (e)	37	404
Societe Immobiliere de Location pour l'Industrie et le Commerce	8	586
Tokyu REIT Inc.	-	475
		11,680
Regional Malls-REITS - 3.4%
Macerich Co. (e)	42	260
Simon Property Group Inc. (e)	114	3,953
		4,213
Shopping Centers-REITS - 14.1%
Acadia Realty Trust (e)	30	316
CapitaMall Trust (e)	826	720
CFS Retail Property Trust (e)	394	448
Federal Realty Investors Trust (e)	55	2,512
Frontier Real Estate Investment Corp.	-	242
Link Real Estate Investment Trust	1,141	2,262
Primaris Retail Real Estate Investment Trust	36	258

Regency Centers Corp.	14	361
RioCan Real Estate Investment Trust	232	2,304
Tanger Factory Outlet Centers Inc. (e)	29	901
Westfield Group	1,045	7,245
		17,569
Storage-REITS - 2.2%
Public Storage Inc. (e)	51	2,790

Warehouse/Industrial-REITS - 2.1%
AMB Property Corp. (e)	62	887
DCT Industrial Trust Inc.	225	715
EastGroup Properties Inc.	25	702
ProLogis (e)	52	338
		2,642

Total Common Stocks (cost $166,554)		122,482

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Morgan Stanley Capital I REMIC, 5.78%, 10/15/42 (i)	330	59

Total Non-U.S. Government Agency Asset-Backed Securities (cost $323)		59

SHORT TERM INVESTMENTS - 20.9%
Mutual Funds - 2.2%
JNL Money Market Fund, 0.31% (a) (h)	2,697	2,697

Securities Lending Collateral - 18.7%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	24,057	23,283
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,085	-
		23,283

Total Short Term Investments (cost $27,839)		25,980

Total Investments - 119.5% (cost $194,716)		148,521
Other Assets and Liabilities, Net - (19.5%)		(24,251)
Total Net Assets - 100%		$ 124,270

JNL/AIM International Growth Fund
COMMON STOCKS - 83.9%
CONSUMER DISCRETIONARY - 10.5%
Compass Group Plc	776	$ 3,550
Denso Corp. (e)	81	1,635
Esprit Holdings Ltd. (e)	352	1,798
Grupo Televisa SA - ADR	190	2,593
Informa Plc	413	1,552
Li & Fung Ltd. (e)	750	1,758
OPAP SA	55	1,439
Puma AG Rudolf Dassler Sport	15	2,206
Reed Elsevier Plc	332	2,392

Toyota Motor Corp.	103	3,262
WPP Plc	349	1,964
		24,149
CONSUMER STAPLES - 12.9%
Anheuser-Busch InBev NV	205	5,640
Anheuser-Busch InBev NV- Strip VVPR (c)	132	1
British American Tobacco Plc	40	923
Heineken Holding NV	88	2,144
Imperial Tobacco Group Plc	271	6,084
Nestle SA	191	6,456
Reckitt Benckiser Group Plc	110	4,123
Tesco Plc	853	4,080
		29,451
ENERGY - 7.2%
BG Group Plc	122	1,850
Canadian Natural Resources Ltd.	44	1,718
ENI SpA	188	3,653
Petroleo Brasileiro SA - ADR	80	1,949
Petroleum Geo-Services ASA (c)	168	705
Suncor Energy Inc.	103	2,306
Total SA (e)	89	4,414
		16,595
FINANCIALS - 4.0%
Akbank T.A.S.	404	1,188
Aviva Plc	198	615
AXA SA (e)	58	698
BNP Paribas (e)	51	2,107
Deutsche Boerse AG	18	1,079
QBE Insurance Group Ltd. (t) (v)	63	848
United Overseas Bank Ltd.	422	2,707
		9,242
HEALTH CARE - 16.2%
Bayer AG	86	4,128
Cochlear Ltd.	77	2,685
Merck KGaA (c) (e)	43	3,806
Novo-Nordisk A/S - Class B (e)	81	3,864
Roche Holding AG	58	7,997
Shire Plc	304	3,768
Sonova Holding AG (e)	54	3,268
Teva Pharmaceutical Industries Ltd. - ADR (e)	171	7,705
		37,221
INDUSTRIALS - 8.7%
Bharat Heavy Electricals Ltd.	69	2,046
Canadian National Railway Co.	50	1,808
Capita Group Plc	215	2,098
Fanuc Ltd.	35	2,408
Finmeccanica SpA	290	3,608
Hutchison Whampoa Ltd.	650	3,191
Keppel Corp. Ltd.	521	1,721

Singapore Technologies Engineering Ltd. (e)	943	1,528
TNT NV	94	1,610
		20,018
INFORMATION TECHNOLOGY - 9.9%
Cap Gemini SA	32	1,014
Hoya Corp.	138	2,752
Infosys Technologies Ltd. - ADR (e)	184	4,911
Keyence Corp.	22	4,120
Nidec Corp.	81	3,664
Nintendo Co. Ltd.	6	1,726
Nokia Oyj	114	1,339
Taiwan Semiconductor Manufacturing Co. Ltd.	2,064	3,109
		22,635
MATERIALS - 4.7%
BHP Billiton Ltd.	182	4,026
CRH Plc	108	2,320
Syngenta AG	22	4,372
		10,718
TELECOMMUNICATION SERVICES - 8.8%
America Movil SAB de CV - ADR	140	3,780
Koninklijke KPN NV	172	2,294
Philippine Long Distance Telephone Co.	57	2,535
Telefonica SA (e)	287	5,729
Telekomunikasi Indonesia Tbk PT	2,816	1,837
Vodafone Group Plc	2,323	4,092
		20,267
UTILITIES - 1.0%
International Power Plc	742	2,241

Total Common Stocks (cost $299,413)		192,537

PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.9%
Porsche Automobil Holding SE	42	1,958

Total Preferred Stocks (cost $7,843)		1,958

SHORT TERM INVESTMENTS - 21.2%
Mutual Funds - 11.7%
JNL Money Market Fund, 0.31% (a) (h)	26,775	26,775

Securities Lending Collateral - 9.5%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	22,414	21,693
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,173	-
		21,693

Total Short Term Investments (cost $50,362)		48,468

Total Investments - 106.0% (cost $357,618)		242,963

Other Assets and Liabilities, Net - (6.0%)		(13,843)
Total Net Assets - 100%		$ 229,120

JNL/AIM Large Cap Growth Fund
COMMON STOCKS - 90.7%
CONSUMER DISCRETIONARY - 7.0%
Apollo Group Inc. - Class A (c)	85	$ 6,624
AutoZone Inc. (c) (e)	56	9,025
McDonald's Corp.	115	6,295
Nike Inc. - Class B (e)	61	2,869
		24,813
CONSUMER STAPLES - 7.3%
Diageo Plc	469	5,293
PepsiCo Inc.	93	4,796
Procter & Gamble Co.	93	4,386
Wal-Mart Stores Inc.	220	11,456
		25,931
ENERGY - 6.7%
ENSCO International Inc. (e)	107	2,829
Exxon Mobil Corp.	73	4,950
Marathon Oil Corp.	116	3,053
National Oilwell Varco Inc. (c)	123	3,526
Occidental Petroleum Corp.	168	9,375
		23,733
FINANCIALS - 4.6%
AON Corp.	159	6,510
Chubb Corp.	160	6,768
Unum Group (e)	250	3,125
		16,403
HEALTH CARE - 17.2%
Abbott Laboratories	68	3,252
Amgen Inc. (c)	275	13,612
Baxter International Inc.	210	10,742
CR Bard Inc.	49	3,916
Express Scripts Inc. (c)	66	3,055
Gilead Sciences Inc. (c)	201	9,315
Johnson & Johnson	221	11,638
St. Jude Medical Inc. (c)	79	2,880
UnitedHealth Group Inc.	131	2,748
		61,158
INDUSTRIALS - 13.0%
ABB Ltd. (c)	305	4,251
Fluor Corp.	149	5,134
General Dynamics Corp.	73	3,022
Joy Global Inc. (e)	81	1,719
Lockheed Martin Corp.	226	15,583
Norfolk Southern Corp.	86	2,904
Raytheon Co. (e)	121	4,699
Union Pacific Corp.	75	3,095

United Technologies Corp.	74	3,174
Waste Management Inc. (e)	108	2,755
		46,336
INFORMATION TECHNOLOGY - 32.7%
Accenture Ltd.	462	12,704
Adobe Systems Inc. (c)	382	8,174
Apple Inc. (c)	75	7,916
BMC Software Inc. (c)	239	7,899
Cisco Systems Inc. (c)	340	5,696
Google Inc. - Class A (c) (e)	13	4,651
Hewlett-Packard Co.	543	17,407
Intel Corp.	213	3,208
International Business Machines Corp.	87	8,440
Intuit Inc. (c)	172	4,639
MasterCard Inc. (e)	21	3,582
Microsoft Corp.	525	9,636
Oracle Corp. (c)	558	10,091
Symantec Corp. (c) (e)	548	8,189
Xilinx Inc. (e)	236	4,516
		116,748
MATERIALS - 1.7%
Syngenta AG	30	6,018

TELECOMMUNICATION SERVICES - 0.5%
America Movil SAB de CV - ADR	81	2,193

Total Common Stocks (cost $411,833)		323,333

SHORT TERM INVESTMENTS - 12.0%
Mutual Funds - 9.5%
JNL Money Market Fund, 0.31% (a) (h)	33,702	33,702

Securities Lending Collateral - 2.5%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	9,374	9,073
Mellon GSL Reinvestment Trust II (d) (f) (u)	510	-
		9,073

Total Short Term Investments (cost $43,586)		42,775

Total Investments - 102.7% (cost $455,419)		366,108
Other Assets and Liabilities, Net - (2.7%)		(9,508)
Total Net Assets - 100%		$ 356,600

JNL/AIM Small Cap Growth Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 14.5%
AnnTaylor Stores Corp. (c)	20	$ 106
Big Lots Inc. (c) (e)	16	338
Brinker International Inc.	25	376

Buffalo Wild Wings Inc. (c) (e)	15	543
Choice Hotels International Inc. (e)	13	329
Darden Restaurants Inc.	11	364
DeVry Inc.	6	284
HOT Topic Inc. (c)	49	547
Jack in the Box Inc. (c)	23	536
Live Nation Inc. (c) (e)	23	60
Marvel Entertainment Inc. (c) (e)	18	480
National CineMedia Inc.	17	223
PF Chang's China Bistro Inc. (c) (e)	15	343
Strayer Education Inc. (e)	1	254
Tractor Supply Co. (c)	7	258
Warnaco Group Inc. (c)	15	369
Zumiez Inc. (c) (e)	26	255
		5,665
CONSUMER STAPLES - 2.6%
Church & Dwight Co. Inc.	9	469
Ralcorp Holdings Inc. (c)	10	532
		1,001
ENERGY - 5.4%
Arena Resources Inc. (c)	18	467
Bill Barrett Corp. (c) (e)	17	368
Carrizo Oil & Gas Inc. (c)	15	136
Dril-Quip Inc. (c) (e)	14	421
FMC Technologies Inc. (c)	9	295
Goodrich Petroleum Corp. (c) (e)	11	221
ION Geophysical Corp. (c) (e)	36	56
Whiting Petroleum Corp. (c)	6	158
		2,122
FINANCIALS - 9.4%
Affiliated Managers Group Inc. (c) (e)	7	295
BioMed Realty Trust Inc.	25	171
Brown & Brown Inc.	15	281
City National Corp. (e)	7	246
Cullen/Frost Bankers Inc.	6	281
Federated Investors Inc. - Class B	15	343
Greenhill & Co. Inc. (e)	10	702
optionsXpress Holdings Inc.	19	211
ProAssurance Corp. (c)	9	436
Stifel Financial Corp. (c)	10	449
SVB Financial Group (c) (e)	13	252
		3,667
HEALTH CARE - 20.5%
Acorda Therapeutics Inc. (c)	15	288
AMAG Pharmaceuticals Inc. (c) (e)	9	334
BioMarin Pharmaceutical Inc. (c) (e)	23	279
Cepheid Inc. (c)	21	145
Chemed Corp.	12	466
Eclipsys Corp. (c) (e)	32	326

Gen-Probe Inc. (c)	8	348
Human Genome Sciences Inc. (c)	29	24
Insulet Corp. (c) (e)	20	84
inVentiv Health Inc. (c)	18	148
Isis Pharmaceuticals Inc. (c)	13	197
LifePoint Hospitals Inc. (c) (e)	17	364
Martek Biosciences Corp.	14	260
Medicines Co. (c)	22	243
Mednax Inc. (c)	10	297
Meridian Bioscience Inc.	18	320
Myriad Genetics Inc. (c)	16	709
NuVasive Inc. (c) (e)	14	432
OSI Pharmaceuticals Inc. (c)	8	288
Parexel International Corp. (c)	20	194
Perrigo Co.	12	299
PSS World Medical Inc. (c)	16	233
Techne Corp.	6	311
United Therapeutics Corp. (c)	5	362
Varian Inc. (c)	14	324
VCA Antech Inc. (c) (e)	18	412
Wright Medical Group Inc. (c)	9	114
Zoll Medical Corp. (c)	15	209
		8,010
INDUSTRIALS - 15.4%
Barnes Group Inc.	19	206
Bucyrus International Inc. - Class A	10	155
CoStar Group Inc. (c) (e)	15	466
Dynamic Materials Corp. (e)	13	121
EnergySolutions Inc.	25	219
Forward Air Corp.	16	266
Fuel Tech Inc. (c) (e)	24	251
General Cable Corp. (c) (e)	13	265
Hexcel Corp. (c)	24	157
HUB Group Inc. - Class A (c)	19	319
Interface Inc.	37	109
Knight Transportation Inc. (e)	34	523
Lindsay Corp. (e)	7	195
Pike Electric Corp. (c)	35	327
Quanta Services Inc. (c)	12	252
Regal-Beloit Corp.	12	358
Tetra Tech Inc. (c)	33	670
TransDigm Group Inc. (c) (e)	16	524
Wabtec Corp. (e)	13	331
Watsco Inc.	8	281
		5,995
INFORMATION TECHNOLOGY - 26.0%
Advanced Energy Industries Inc. (c)	33	252
Ansys Inc. (c)	15	369
Aspen Technology Inc. (c)	37	258

Bankrate Inc. (c) (e)	12	293
Blackboard Inc. (c) (e)	16	494
Cogent Inc. (c)	43	510
Coherent Inc. (c)	12	199
Global Payments Inc.	10	338
Harmonic Inc. (c)	57	368
Hittite Microwave Corp. (c) (e)	13	397
Informatica Corp. (c)	31	405
Lawson Software Inc. (c) (e)	53	226
Manhattan Associates Inc. (c)	22	384
Microsemi Corp. (c)	20	230
Monolithic Power Systems Inc. (c)	24	369
NeuStar Inc. - Class A (c)	19	323
Nice Systems Ltd. - ADR (c)	17	422
Omniture Inc. (c)	29	378
Polycom Inc. (c)	24	370
Power Integrations Inc.	17	296
Quality Systems Inc. (e)	16	734
Silicon Laboratories Inc. (c)	17	451
SRA International Inc. - Class A (c)	20	289
Starent Networks Corp. (c) (e)	28	445
Syntel Inc. (e)	15	302
Tech Data Corp. (c)	17	372
Varian Semiconductor Equipment Associates Inc. (c)	20	431
Websense Inc. (c)	22	264
		10,169
MATERIALS - 2.1%
Calgon Carbon Corp. (c)	21	304
Carpenter Technology Corp.	11	150
Grief Inc.	11	369
		823
TELECOMMUNICATION SERVICES - 1.1%
SBA Communications Corp. (c)	19	429

UTILITIES - 1.2%
ITC Holdings Corp.	10	451

Total Common Stocks (cost $53,704)		38,332

WARRANTS - 0.0%
Krispy Kreme Doughnuts Inc. Warrant (c)	-	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 26.2%
Mutual Funds - 3.7%
JNL Money Market Fund, 0.31% (a) (h)	1,472	1,472

Securities Lending Collateral - 22.5%

Mellon GSL DBT II Collateral Fund, 0.95% (h)	9,064	8,772
Mellon GSL Reinvestment Trust II (d) (f) (u)	289	-
		8,772

Total Short Term Investments (cost $10,825)		10,244

Total Investments - 124.4% (cost $64,529)		48,576
Other Assets and Liabilities, Net - (24.4%)		(9,528)
Total Net Assets - 100%		$ 39,048

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 58.0%
CONSUMER DISCRETIONARY - 5.4%
Accor SA (e)	3	$ 87
Autoliv Inc.	15	273
Bayerische Motoren Werke AG	41	1,193
Best Buy Co. Inc.	8	315
BorgWarner Inc. (e)	40	810
Compagnie Generale des Etablissements Michelin	4	148
Home Depot Inc.	31	721
Honda Motor Co. Ltd.	18	438
Inditex SA	3	117
Johnson Controls Inc.	24	288
Las Vegas Sands Corp. (c) (e)	19	57
Lowe's Cos. Inc.	7	124
Nissan Motor Co. Ltd.	64	230
Omnicom Group Inc.	19	433
Peugeot SA (e)	16	297
Renault SA	5	95
Suzuki Motor Corp.	6	106
Target Corp.	52	1,778
Time Warner Cable Inc.	9	211
Time Warner Inc. (e)	34	654
Vivendi SA	8	212
Walt Disney Co. (e)	29	527
		9,114
CONSUMER STAPLES - 7.2%
Altria Group Inc.	53	851
Cia de Bebidas das Americas - ADR	4	181
Coca-Cola Co.	5	215
Coca-Cola Hellenic Bottling Co. SA	3	47
Energizer Holdings Inc. (c) (e)	2	114
Hindustan Unilever Ltd.	22	101
Imperial Tobacco Group Plc	19	423
Kimberly-Clark de Mexico SAB de CV (e)	171	556
Koninklijke Ahold NV	49	539
L'Oreal SA (e)	20	1,370
Lorillard Inc.	3	198
Marfrig Frigorificos e Comercio de Alimentos SA (c)	15	47

Nestle SA	25	858
PepsiCo Inc.	14	700
Perdigao SA	49	613
Pernod-Ricard SA (e)	8	470
Philip Morris International Inc.	7	231
SABMiller Plc	60	887
Sara Lee Corp.	50	403
Shoppers Drug Mart Corp.	6	192
Tesco Plc	132	629
Unilever NV	34	677
Wal-Mart de Mexico SAB de CV (e)	97	225
Wal-Mart Stores Inc.	29	1,495
		12,022
ENERGY - 5.4%
Baker Hughes Inc.	15	434
BG Group Plc	33	495
BP Plc	234	1,582
Cameco Corp.	17	291
Canadian Natural Resources Ltd.	11	431
China Shenhua Energy Co. Ltd. (e)	173	390
Cia Energetica de Minas Gerais	8	121
CNOOC Ltd.	105	106
EnCana Corp.	5	217
Gazprom OAO - ADR	1	6
Marathon Oil Corp.	22	573
OAO Gazprom - ADR	12	177
Oil Search Ltd.	29	106
Petroleo Brasileiro SA - ADR	11	260
Reliance Industries Ltd.	3	91
Royal Dutch Shell Plc - Class A	59	1,317
Sasol Ltd.	4	119
Schlumberger Ltd.	17	682
SeaDrill Ltd. (e)	40	389
Suncor Energy Inc.	22	480
Tenaris SA - ADR	8	151
Total SA	8	414
Transocean Ltd. (c)	4	253
		9,085
FINANCIALS - 7.1%
ACE Ltd.	2	77
Allianz SE	9	773
AXA SA (e)	12	148
Banco Bilbao Vizcaya Argentaria SA (e)	43	349
Bank of China Ltd.	2,015	668
Berkshire Hathaway Inc. - Class A (c)	0	694
BNP Paribas (e)	7	273
Bumiputra-Commerce Holdings Berhad	82	155
Credit Suisse Group AG	4	110
DBS Group Holdings Ltd.	32	178

Deutsche Boerse AG	4	223
DLF Ltd.	61	201
Goldman Sachs Group Inc.	20	2,152
Grupo Financiero Inbursa SA	440	1,134
HSBC Holdings Plc	20	112
Industrial & Commercial Bank of China	221	115
ING Groep NV	7	40
JPMorgan Chase & Co.	29	766
Link Real Estate Investment Trust	166	329
Mitsubishi Estate Co. Ltd.	11	125
MSCI Inc. (c)	38	638
Onex Corp.	4	50
Power Corp. of Canada	7	101
Progressive Corp. (c)	61	813
QBE Insurance Group Ltd. (t) (u)	19	255
Royal Bank of Scotland Group Plc (c)	73	25
Siam Commercial Bank Public Co. Ltd.	69	105
Societe Generale - Class A	3	98
SP Setia Berhad	154	118
Standard Chartered Plc	35	435
Tokio Marine Holdings Inc.	15	367
Turkiye Garanti Bankasi AS (c)	83	117
United Overseas Bank Ltd.	11	71
		11,815
HEALTH CARE - 7.2%
Abbott Laboratories	29	1,388
Allergan Inc.	30	1,433
Baxter International Inc.	32	1,619
Bayer AG	3	139
Biogen Idec Inc. (c)	12	629
Celgene Corp. (c)	22	995
Cerner Corp. (c) (e)	23	989
DaVita Inc. (c) (e)	15	642
Genmab A/S (c) (e)	11	424
Medtronic Inc.	5	139
Roche Holding AG	18	2,511
Sepracor Inc. (c)	10	150
Shire Plc	36	442
Shire Plc - ADR (e)	3	97
Smith & Nephew Plc	23	143
Sun Pharmaceutical Industries Ltd.	5	112
UnitedHealth Group Inc.	8	159
		12,011
INDUSTRIALS - 3.5%
ABB Ltd. (c)	14	189
Bouygues (e)	23	821
China Railway Construction Corp. (c) (e)	200	260
Container Corp. of India Ltd.	8	108
Danaher Corp. (e)	3	163

Fanuc Ltd.	9	616
First Solar Inc. (c) (e)	5	677
Fluor Corp.	13	435
General Electric Co.	14	140
Orascom Construction Industries - GDR (t) (u)	4	207
Ryanair Holdings Plc - ADR (c) (e)	7	153
Schneider Electric SA (virt-x) (e)	1	95
Siemens AG	3	194
SMC Corp.	7	682
Smiths Group Plc	65	620
SunPower Corp. - Class A (c) (e)	4	92
Suntech Power Holdings Co. Ltd. - ADR (c)	9	105
United Parcel Service Inc. - Class B	2	94
Vallourec	1	127
Weichai Power Co. Ltd.	56	122
		5,900
INFORMATION TECHNOLOGY - 9.1%
Acer Inc.	71	107
Adobe Systems Inc. (c)	28	588
Agilent Technologies Inc. (c)	7	111
Alibaba.com Ltd. (c) (e)	148	135
Altera Corp.	7	128
Apple Inc. (c)	2	168
ARM Holdings Plc	201	296
Broadcom Corp. - Class A (c)	20	400
Brocade Communications Systems Inc. (c)	66	227
Canon Inc.	6	187
Cisco Systems Inc. (c)	33	547
Genpact Ltd. (c)	17	152
Giant Interactive Group Inc. - ADR (e)	12	80
Google Inc. - Class A (c) (e)	6	2,158
HON HAI Precision Industry Co. Ltd. - GDR	59	260
HTC Corp. - GDR (e) (f)	5	243
International Business Machines Corp.	2	203
Keyence Corp.	2	291
Murata Manufacturing Co. Ltd.	8	299
NHN Corp. (c)	2	237
Nintendo Co. Ltd.	7	2,106
Oracle Corp. Japan (e)	6	220
QUALCOMM Inc.	17	661
Samsung Electronics Co. Ltd. - GDR (t) (v)	1	229
SanDisk Corp. (c)	12	152
SAP AG	22	773
SAP AG - ADR (e)	2	81
Synnex Technology International Corp.	75	95
Taiwan Semiconductor Manufacturing Co. Ltd.	71	107
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	62	552
Telefonaktiebolaget LM Ericsson - ADR (e)	6	50
Telefonaktiebolaget LM Ericsson - Class B	185	1,519

Telekomunikacja Polska SA	80	434
Trend Micro Inc. (e)	18	514
Visa Inc. - Class A	4	245
Yahoo! Inc. (c)	59	755
		15,310
MATERIALS - 5.5%
Air Products & Chemicals Inc.	5	253
Allegheny Technologies Inc. (e)	16	357
Ambuja Cements Ltd. - GDR (f) (u)	52	73
AngloGold Ashanti Ltd.	12	433
AngloGold Ashanti Ltd. - ADR (e)	4	140
Barrick Gold Corp.	43	1,391
Companhia Vale do Rio Doce - ADR (e)	17	190
CRH Plc	31	661
Gerdau SA - ADR (e)	24	132
Givaudan SA (c) (e)	-	246
Harmony Gold Mining Co. Ltd (c)	89	943
Harmony Gold Mining Co. Ltd. - ADR (c)	18	198
Holcim Ltd. (e)	23	814
Inmet Mining Corp.	4	97
Israel Chemicals Ltd.	58	467
Lafarge SA (e)	4	198
Monsanto Co.	9	781
Newcrest Mining Ltd. (u)	8	190
Potash Corp.	13	1,044
Rio Tinto Plc	4	142
Sumitomo Metal Industries Ltd.	158	321
Vulcan Materials Co. (e)	4	190
		9,261
TELECOMMUNICATION SERVICES - 6.2%
America Movil SAB de CV - ADR	25	682
American Tower Corp. (c)	22	666
AT&T Inc.	47	1,194
BCE Inc.	33	652
Bezeq Israeli Telecommunication Corp. Ltd.	92	145
Bharti Airtel Ltd. (c)	31	377
Chunghwa Telecom Co. Ltd. - ADR	11	198
Chungwa Telecom Co. Ltd.	137	250
Koninklijke KPN NV	92	1,230
NTT DoCoMo Inc. (e)	-	512
PT Telekomunikasi Indonesia - ADR	7	167
Rogers Communications Inc. - Class B	14	316
SoftBank Corp. (e)	88	1,127
Swisscom AG	1	147
Taiwan Mobile Co. Ltd.	154	224
Telefonos de Mexico SAB de CV - ADR (e)	58	869
Telekom Austria AG	9	141
Telenor ASA	23	133
Telmex Internacional SAB de CV - ADR (e)	69	636
Telstra Corp. Ltd.	274	612

Turk Telekomunikasyon AS (c)		67	155
			10,433
UTILITIES - 1.4%
Companhia Energetica de Minas Gerais - ADR		10	146
Edison International Inc.		4	120
Electricite de France SA		3	129
Enersis SA - ADR		45	686
Scottish & Southern Energy Plc		10	156
Southern Co. (e)		7	214
United Utilities Group Plc		37	260
Veolia Environnement (e)		21	438
			2,149

Total Common Stocks (cost $129,724)			97,100

PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.1%
NET Servicos de Comunicacao SA		15	109

INFORMATION TECHNOLOGY - 0.1%
ASAT Holdings Ltd., 13.00% (f) (u)		1	-
Tele Norte Leste Participacoes SA		12	161
			161
MATERIALS - 0.1%
Freeport-McMoRan Copper & Gold Inc., Convertible Preferred, 6.75%, 05/01/10		2	149

Total Preferred Stocks (cost $344)			419

RIGHTS - 0.0%
Royal Bank of Scotland Group Plc (c) (f) (u)		49	1

Total Rights (cost $0)			1

WARRANTS - 0.0%
ASAT Holdings Ltd. Warrant 07/24/11 (c) (f) (u)		-	-

Total Warrants (cost $0)			-

CORPORATE BONDS AND NOTES - 6.1%
CONSUMER DISCRETIONARY - 0.6%
Charter Communications Operating LLC, 8.38%, 04/30/14 (d) (t) (u)		$ 200	176
Daimler Finance North America LLC, 5.88%, 03/15/11		355	340
Johnson Controls Inc., 6.50%, 09/30/12		49	62
Time Warner Inc., 5.88%, 11/15/16 (e)		250	237
US Investigations Services Inc., 10.50%, 11/01/15 (t) (u)		200	152
			967
CONSUMER STAPLES - 0.2%
Smithfield Foods Inc., 8.00%, 10/15/09 (e)		150	149
Tesco Plc, 5.50%, 01/13/33	GBP	100	133

			282
ENERGY - 0.4%
Evergreen Energy Inc., 8.00%, 08/01/12 (t) (u)		60	20
Gaz Capital SA, 6.51%, 03/07/22 (t) (u)		400	258
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14		250	237
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)		200	100
			615
FINANCIALS - 2.6%
Bank of America NA, 5.30%, 03/15/17		500	367
Bank of Scotland Plc, 4.38%, 07/13/16	EUR	250	312
BAT International Finance Plc, 8.13%, 11/15/13 (t) (u)		150	162
DBS Bank Ltd. Singapore, 7.88%, 04/15/10 (t) (u)		150	156
Eurohypo AG, 4.50%, 01/21/13 (t) (v)	EUR	100	139
Ford Motor Credit Co. LLC, 8.63%, 11/01/10		100	80
Liberty Mutual Group Inc., 7.50%, 08/15/36 (t) (u)		250	140
Merrill Lynch & Co. Inc., 4.63%, 09/14/18	EUR	250	185
Nielsen Finance LLC, 10.00%, 08/01/14		200	172
Queensland Treasury Corp., 6.00%, 10/14/15	AUD	1,250	914
Rodamco Europe Finance BV, 3.75%, 12/12/12	EUR	200	236
Societe Generale, 5.75%, 04/20/16 (t) (u)		150	129
Standard Chartered Bank, 6.40%, 09/26/17 (t) (u)		300	222
Sumitomo Mitsui Banking Corp., 4.38%, 10/27/14 (i)	EUR	200	238
Telecom Italia Finance SA, 7.25%, 04/24/12	EUR	150	204
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	150	181
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17 (t) (u)		150	82
Wells Fargo Bank NA, 4.75%, 02/09/15		250	213
Westfield Europe Finance Plc., 5.50%, 06/27/17	GBP	150	144
			4,276
HEALTH CARE - 0.7%
AstraZeneca Plc, 5.90%, 09/15/17		250	265
Bayer AG, 5.00%, 07/29/2105 (i)	EUR	200	186
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18		200	205
Schering-Plough Corp., 5.38%, 10/01/14	EUR	250	332
Tenet Healthcare Corp., 9.88%, 07/01/14		200	156
			1,144
INDUSTRIALS - 0.0%
General Electric Co., 5.00%, 02/01/13		200	200

INFORMATION TECHNOLOGY - 0.0%
NXP BV, 7.88%, 10/15/14		200	47

MATERIALS - 0.0%
Kinross Gold Corp., 1.75%, 03/15/28 (t) (u)		90	86

TELECOMMUNICATION SERVICES - 1.0%
AT&T Inc., 5.80%, 02/15/19		200	196
AT&T Wireless Services Inc., 8.13%, 05/01/12		250	273
France Telecom SA, 7.75%, 03/01/11 (l)		150	161
France Telecom SA, 7.50%, 03/14/11	GBP	150	232

Koninklijke KPN NV, 4.75%, 01/17/17	EUR	200	246
Qwest Communications International Inc., 7.25%, 02/15/14 (k)		100	96
Vodafone Group Plc, 4.75%, 06/14/16	EUR	350	447
			1,651
UTILITIES - 0.6%
Abu Dhabi National Energy Co., 6.17%, 10/25/17		300	268
AES Corp., 9.38%, 09/15/10		125	123
AES Panama SA, 6.35%, 12/12/16 (t) (u)		300	268
Veolia Environnement, 5.25%, 06/03/13		325	328
			987

Total Corporate Bonds and Notes (cost $11,982)			10,255

GOVERNMENT AND AGENCY OBLIGATIONS - 31.4%
GOVERNMENT SECURITIES - 28.3%
Sovereign - 18.9%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/17	BRL	210	83
Brazilian Government International Bond, 8.00%, 01/15/18		100	109
Canadian Government Bond, 4.50%, 06/01/15	CAD	600	546
Colombia Government International Bond, 12.00%, 10/22/15	COP	126,000	56
Colombia Government International Bond, 7.38%, 09/18/37 (e)		100	89
Dominican Republic International Bond, 9.04%, 01/23/18		27	21
France Government Bond, 5.00%, 10/25/11	EUR	625	897
Gabonese Republic, 8.20%, 12/12/17		200	146
German Treasury Bond, 4.75%, 06/11/10	EUR	1,400	1,941
Japan Government Bond, 1.10%, 03/21/11	JPY	85,000	870
Japan Government Bond, 1.50%, 09/20/14	JPY	330,000	3,452
Japan Government Bond, 1.70%, 09/20/17	JPY	205,000	2,165
Japan Government Bond, 2.30%, 12/20/35	JPY	50,000	527
Mexican Bonos, 9.00%, 12/24/09	MXN	600	43
Mexican Bonos, 10.00%, 12/05/24	MXN	10,000	826
Mexico Government International Bond, 5.63%, 01/15/17		106	104
Netherlands Government Bond, 3.25%, 07/15/15	EUR	2,050	2,755
Norway Government Bond, 6.50%, 05/15/13	NOK	1,250	213
Republic of Deutschland, 3.75%, 07/04/13	EUR	250	354
Republic of Deutschland, 4.25%, 07/04/14	EUR	1,920	2,797
Republic of Deutschland, 3.25%, 07/04/15	EUR	1,025	1,418
Republic of Deutschland, 4.00%, 01/04/18	EUR	2,000	2,881
Republic of Deutschland, 4.25%, 07/04/18	EUR	1,750	2,575
Republic of Deutschland, 4.75%, 07/04/34	EUR	1,400	2,060
Singapore Government Bond, 3.75%, 09/01/16	SGD	1,000	744
Spanish Government Bond, 4.40%, 01/31/15	EUR	900	1,263
Sweden Government Bond, 6.75%, 05/05/14	SEK	2,550	377
United Kingdom Treasury Bond, 4.00%, 09/07/16	GBP	575	895
United Kingdom Treasury Bond, 8.75%, 08/25/17	GBP	300	618
United Kingdom Treasury Bond, 8.00%, 06/07/21	GBP	200	419
United Kingdom Treasury Bond, 4.25%, 06/07/32	GBP	300	445
			31,689
Treasury Inflation Index Securities - 0.7%

U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (e) (r)	1,039	1,071

U.S. Treasury Securities - 8.7%
U.S. Treasury Bond, 7.50%, 11/15/16 (e)	5,500	7,384
U.S. Treasury Note, 4.50%, 02/28/11 (e)	2,500	2,675
U.S. Treasury Note, 4.25%, 08/15/13	1,600	1,793
U.S. Treasury Note, 4.25%, 11/15/13 (e)	2,450	2,747
		14,599
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.1%
Federal National Mortgage Association - 3.1%
Federal National Mortgage Association, 5.50%, 03/01/37	1,226	1,275
Federal National Mortgage Association, 6.00%, 03/01/37	2,517	2,631
Federal National Mortgage Association, 6.50%, 11/01/37	1,239	1,307
		5,213

Total Government and Agency Obligations (cost $53,345)		52,572

SHORT TERM INVESTMENTS - 20.2%
Mutual Funds - 4.1%
JNL Money Market Fund, 0.31% (a) (h)	6,827	6,827

Securities Lending Collateral - 16.1%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	27,895	26,996
Mellon GSL Reinvestment Trust II (d) (f) (u)	826	-
		26,996

Total Short Term Investments (cost $35,548)		33,823

Total Investments - 116.0% (cost $230,943)		194,170
Other Assets and Liabilities, Net - (16.0%)		(26,711)
Total Net Assets - 100%		$ 167,459

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 9.8%
Accor SA (e)	5	$ 171
Autoliv Inc.	92	1,708
Bayerische Motoren Werke AG	52	1,508
BorgWarner Inc. (e)	88	1,784
Las Vegas Sands Corp. (c) (e)	205	618
Nissan Motor Co. Ltd.	730	2,639
Suzuki Motor Corp.	90	1,515
Target Corp. (e)	70	2,400
Time Warner Cable Inc.	13	328
Time Warner Inc.	53	1,016
Walt Disney Co.	80	1,460
		15,147
CONSUMER STAPLES - 10.1%
Cia de Bebidas das Americas - ADR	18	860

Coca-Cola Co.	34	1,472
L'Oreal SA (e)	29	2,023
Nestle SA	43	1,456
PepsiCo Inc.	31	1,611
Pernod-Ricard SA (e)	42	2,353
SABMiller Plc	92	1,372
Unilever Plc	69	1,311
Wal-Mart Stores Inc.	59	3,090
		15,548
ENERGY - 11.1%
Baker Hughes Inc.	51	1,442
BP Plc	283	1,912
Canadian Natural Resources Ltd.	76	2,948
China Shenhua Energy Co. Ltd.	552	1,245
Oil Search Ltd.	441	1,619
Petroleo Brasileiro SA - ADR	103	2,519
Royal Dutch Shell Plc - Class A (e)	141	3,168
SeaDrill Ltd. (e)	48	471
Total SA (e)	37	1,835
		17,159
FINANCIALS - 13.9%
Allianz SE	22	1,841
Bank of China Ltd.	4,725	1,567
BNP Paribas	44	1,807
Deutsche Bank AG	21	837
Deutsche Boerse AG	21	1,285
Goldman Sachs Group Inc.	16	1,665
Hannover Rueckversicherung AG (e)	10	312
HSBC Holdings Plc	408	2,312
Industrial & Commercial Bank of China (e)	3,997	2,077
ING Groep NV	56	307
JPMorgan Chase & Co.	53	1,395
Mitsubishi Estate Co. Ltd.	125	1,418
Muenchener Rueckversicherungs AG	8	994
Progressive Corp. (c)	127	1,708
QBE Insurance Group Ltd. (t) (u)	72	959
Royal Bank of Scotland Group Plc (c)	296	104
Societe Generale - Class A	21	803
		21,391
HEALTH CARE - 14.8%
Abbott Laboratories	69	3,267
Allergan Inc.	102	4,891
Baxter International Inc.	34	1,736
Bayer AG	55	2,645
Biogen Idec Inc. (c)	25	1,331
DaVita Inc. (c)	41	1,802
Medtronic Inc.	42	1,229
Roche Holding AG	39	5,312
Sepracor Inc. (c) (e)	48	699

		22,912
INDUSTRIALS - 4.3%
Chiyoda Corp. (e)	225	1,219
Fluor Corp.	44	1,513
Ryanair Holdings Plc - ADR (c) (e)	60	1,387
SMC Corp.	13	1,267
Smiths Group Plc	136	1,305
		6,691
INFORMATION TECHNOLOGY - 11.2%
Brocade Communications Systems Inc. (c)	330	1,137
Cisco Systems Inc. (c)	69	1,164
FUJIFILM Holdings Corp.	49	1,068
Google Inc. - Class A (c) (e)	6	2,019
Hewlett-Packard Co.	46	1,481
Keyence Corp.	8	1,498
Micron Technology Inc. (c) (e)	371	1,508
Nintendo Co. Ltd.	4	1,141
QUALCOMM Inc.	35	1,350
Samsung Electronics Co. Ltd. - GDR (t) (v)	5	993
SAP AG	49	1,740
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	123	1,105
Telefonaktiebolaget LM Ericsson - Class B	141	1,158
		17,362
MATERIALS - 10.2%
Air Products & Chemicals Inc.	23	1,277
Barrick Gold Corp.	138	4,464
Companhia Vale do Rio Doce - ADR (e)	98	1,109
CRH Plc	74	1,596
Givaudan SA (c) (e)	4	2,181
Potash Corp.	29	2,378
Rhodia SA (e)	128	468
Rio Tinto Plc	67	2,259
		15,732
TELECOMMUNICATION SERVICES - 9.3%
America Movil SAB de CV - ADR	74	1,996
American Tower Corp. (c)	60	1,823
AT&T Inc.	61	1,535
Bharti Airtel Ltd. (c)	125	1,547
Koninklijke KPN NV	121	1,612
Rogers Communications Inc. - Class B (e)	33	749
SoftBank Corp. (e)	145	1,864
Telefonos de Mexico SAB de CV - ADR (e)	75	1,125
Telenor ASA	144	826
Telstra Corp. Ltd.	546	1,218
		14,295
UTILITIES - 2.5%
Edison International Inc.	48	1,380
Enersis SA - ADR	87	1,314
Veolia Environnement (e)	57	1,185

		3,879

Total Common Stocks (cost $210,086)		150,116

PREFERRED STOCKS - 0.6%
MATERIALS - 0.6%
Freeport-McMoRan Copper & Gold Inc., Convertible Preferred, 6.75%, 05/01/10	13	852

Total Preferred Stocks (cost $446)		852

RIGHTS - 0.0%
Royal Bank of Scotland Group Plc (c) (f) (u)	385	5

Total Rights (cost $0)		5

CORPORATE BONDS AND NOTES - 0.1%
ENERGY - 0.1%
Seadrill Ltd., 3.63%, 11/08/12	$ 300	168

Total Corporate Bonds and Notes (cost $130)		168

SHORT TERM INVESTMENTS - 15.1%
Mutual Funds - 3.8%
JNL Money Market Fund, 0.31% (a) (h)	5,823	5,823

Securities Lending Collateral - 11.3%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	18,025	17,444
Mellon GSL Reinvestment Trust II (d) (f) (u)	810	-
		17,444

Total Short Term Investments (cost $24,658)		23,267

Total Investments - 113.0% (cost $235,320)		174,408
Other Assets and Liabilities, Net - (13.0%)		(20,042)
Total Net Assets - 100%		$ 154,366

JNL/Capital Guardian International Small Cap Fund
COMMON STOCKS - 87.0%
CONSUMER DISCRETIONARY - 13.6%
ABC-Mart Inc. (e)	21	$ 393
Alexon Group Plc	192	41
ANTA Sports Products Ltd. (e)	441	291
Bloomsbury Publishing Plc	83	137
Burani Designer Holding NV	40	46
Cheil Worldwide Inc.	1	174
DSG International Plc	417	124
Eaga Plc	92	193
ElringKlinger AG (e)	29	288
Exedy Corp.	18	228

Fairpoint Group Plc	145	101
Future Plc	303	57
Gaming VC Holdings SA	85	221
GKN Plc	191	187
Groupe Aeroplan Inc.	28	171
Hankook Tire Co. Ltd.	15	145
Hellenic Duty Free Shops SA	22	124
Hyundai Department Store Co. Ltd.	3	174
JB Hi-Fi Ltd. (e)	88	705
Kingdom Hotel Investments - GDR (c)	28	66
MegaStudy Co. Ltd.	2	270
Mothercare Plc	12	68
Nexity	10	207
Proto Corp.	30	606
Rodriguez Group (c)	9	32
Shimachu Co. Ltd.	3	42
Sogefi SpA	125	121
Sportech Plc (c)	82	87
Sumitomo Rubber Industries Inc.	27	181
Tecmo Ltd. (e) (f)	37	235
UTV Media Plc	43	37
Xebio Co. Ltd. (e)	6	81
Yell Group Plc	191	34
		5,867
CONSUMER STAPLES - 7.9%
Barry Callebaut AG (c) (e)	-	71
Cloetta Fazer AB (c)	14	43
Davide Campari-Milano SpA	162	1,029
Drogasil SA	50	229
Hite Brewery Co. Ltd.	1	110
Hypermarcas SA (c) (t) (u)	13	95
MARR SpA	55	372
Milbon Co. Ltd. (e)	19	405
Olam International Ltd. (e) (t) (u)	381	367
Sundrug Co. Ltd. (e)	26	394
Tassal Group Ltd. (e)	239	296
		3,411
ENERGY - 2.0%
CIC Energy Corp. (c)	41	70
Dockwise Ltd. (c)	302	256
Flex LNG Ltd. (c)	106	138
SeaDrill Ltd.	20	197
Straits Asia Resources Ltd. (e)	124	67
UEX Corp. (c)	94	62
Vermilion Energy Trust	4	85
		875
FINANCIALS - 9.6%
Ascendas India Trust	791	273
Ascendas Real Estate Investment Trust	114	92

Bolsas y Mercados Espanoles	14	325
CapitaCommercial Trust	247	143
CapitaMall Trust (e)	239	209
Close Brothers Group Plc	42	321
E-L Financial Corp. Ltd.	1	143
Espirito Santo Financial Group SA	16	215
Hopewell Holdings Ltd.	12	32
Iwai Securities Co. Ltd.	44	329
kabu.com Securities Co. Ltd.	-	57
Kagawa Bank Ltd. (e)	47	198
Korean Reinsurance Co. (c)	61	470
Liontrust Asset Management Plc	25	32
Mah Sing Group Berhad	206	90
Orix JREIT Inc.	-	83
Shaftesbury Plc	31	127
SpareBank Midt-Norge (e)	29	105
Sparebanken Nord-Norge	15	115
Sumitomo Real Estate Sales Co. Ltd.	13	390
Sun Frontier Fudousan Co. Ltd. (c) (e)	-	27
Tokyo Tomin Bank Ltd. (e)	21	331
Van Lanschot NV	-	24
Westport Innovations Inc.	3	16
		4,147
HEALTH CARE - 11.6%
As One Corp.	8	135
Biovail Corp.	22	237
Genmab A/S (c)	25	930
Hogy Medical Co. Ltd.	6	300
MANI Inc.	19	916
Nakanishi Inc.	18	1,047
Nestor Healthcare Group Plc	160	57
Omega Pharma SA	21	454
Pharmstandard OJSC - GDR (c)	15	148
Sysmex Corp. (e)	23	723
Theratechnologies Inc. (c)	17	25
		4,972
INDUSTRIALS - 16.8%
Amano Corp. (e)	46	369
Atkins (WS) Plc	15	107
BFI Canada Ltd.	30	221
Brunel International NV	30	376
Chiyoda Corp. (e)	77	417
Fenner Plc	49	33
Glory Ltd.	10	185
Grafton Group Plc (c)	17	38
Harmonic Drive Systems Inc.	-	112
Hopewell Highway Infrastructure Ltd.	1	1
Iino Kaiun Kaisha Ltd. (e)	15	69
Kaba Holding AG	1	146

KCC Engineering & Construction Co. Ltd.	5	101
Kintetsu World Express Inc. (e)	9	166
Kokusai Co. Ltd.	30	91
MISUMI Group Inc. (e)	27	334
Miura Co. Ltd.	39	874
NovaCast AB - Class B (c)	34	37
OPD Group Plc	19	11
Pfleiderer AG	16	56
Pronexus Inc. (e)	10	67
Robert Walters Plc	61	67
S1 Corp.	7	241
Sagami Railway Co. Ltd. (e)	62	249
Sankyu Inc.	66	175
Sato Corp.	31	227
Seco Tools AB - Class B	21	145
Seek Ltd. (e)	389	759
Simrad Optronics ASA (c)	177	91
SMA Solar Technology SA (c)	9	401
Spirax-Sarco Engineering Plc	9	109
Telegate AG	26	259
Titan Europe Plc	103	20
Tocalo Co. Ltd. (e)	37	344
Trafficmaster Plc (c)	109	32
Transpacific Industries Group Ltd. (e) (f)	46	51
Uponor Oyj (e)	12	111
WestJet Airlines Ltd. (c)	13	121
		7,213
INFORMATION TECHNOLOGY - 11.0%
Acal Plc (e)	69	94
ARM Holdings Plc	211	310
Boewe Systec AG	8	42
COM DEV International Ltd. (c)	45	116
CSR Plc (c)	19	66
Dai-ichi Seiko Co. Ltd.	17	259
Dialog Semiconductor Plc (c)	90	132
Disco Corp. (e)	5	122
Ebiquity Plc (c)	45	16
Filtronic Plc (c)	156	61
Giant Interactive Group Inc. - ADR (e)	12	83
Halma Plc	30	70
Hamamatsu Photonics KK	21	397
Icom Inc. (e)	18	384
Kontron AG	66	640
Micronics Japan Co. Ltd. (e)	25	178
Monitise Plc (c)	870	45
Morse Plc	63	11
Mosaid Technologies Inc.	12	113
Netease.com - ADR (c) (e)	3	89
Perfect World Ltd. - ADR (c)	5	69

Premier Farnell Plc	67	115
Rotork Plc	12	144
Sandvine Corp.	44	26
Sandvine Corp. (c)	86	49
Sepura Ltd.	167	77
Shanda Interactive Entertainment Ltd. - ADR (c) (e)	3	99
Sohu.com Inc. (c) (e)	1	25
Spirent Communications Plc	108	77
Temenos Group AG (c) (e)	31	339
Wacom Co. Ltd.	-	374
Yamatake Corp. (e)	7	121
		4,743
MATERIALS - 12.8%
Aricom Plc (c) (t) (u)	2,252	905
Banro Corp.	87	141
Banro Corp. New Issue (f)	66	116
Delta Plc	151	237
Farallon Resources Ltd.	750	104
Fronteer Development Group Inc.	63	153
Gem Diamonds Ltd. (c)	13	28
Great Basin Gold Ltd. (e)	123	158
Gunns Ltd. (t) (u)	273	171
Inmet Mining Corp.	5	131
Katanga Mining Ltd. (c)	46	14
Labrador Iron Ore Royalty Income Fund	29	632
Minefinders Corp. (e)	93	733
Namakwa Diamonds Ltd. (c)	95	28
Noranda Income Fund	108	240
Platmin Ltd. (c)	116	65
Polaris Minerals Corp. (c)	48	55
Red Back Mining Inc. (c)	39	251
Resin Systems Inc.	745	148
Rhodia SA	14	52
Uranium One Inc. (c)	105	212
Western Goldfields Inc.	466	879
Whitemud Resources Inc. (c)	50	59
		5,512
TELECOMMUNICATION SERVICES - 0.5%
Freenet AG (c) (e)	30	189

UTILITIES - 1.2%
Elia System Operator SA	9	290
Emp Distribuidora y Comercializadora Norta SA - ADR (c)	7	27
Hoshizaki Electric Co. Ltd.	25	216
		533

Total Common Stocks (cost $68,538)		37,462

PREFERRED STOCKS - 0.1%
HEALTH CARE - 0.1%

Biotest AG (e)		2	60

Total Preferred Stocks (cost $114)			60

INVESTMENT FUNDS - 1.6%
SPDR S&P International Small Cap ETF		44	705

Total Investment Funds (cost $749)			705

WARRANTS - 0.2%
Aricom Plc Warrant, Strike 0.80, 05/06/10 (c)		153	7
Minefinders Corp. Warrant (c)		19	81
Petaquilla Copper Ltd. Warrant (c) (f)		182	-
			88

Total Warrants (cost $83)			88

CORPORATE BONDS AND NOTES - 0.6%
CONSUMER STAPLES - 0.2%
Olam International Ltd., 1.00%, 07/03/13		$ 100	81

FINANCIALS - 0.4%
CapitaMall Trust, 1.00%, 07/02/13	SGD	250	143

Total Corporate Bonds and Notes (cost $199)			224

SHORT TERM INVESTMENTS - 25.0%
Mutual Funds - 11.1%
JNL Money Market Fund, 0.31% (a) (h)		4,771	4,771
			4,771
Securities Lending Collateral - 13.9%
Mellon GSL DBT II Collateral Fund, 0.95% (h)		6,165	5,967
Mellon GSL Reinvestment Trust II (d) (f) (u)		212	-
			5,967

Total Short Term Investments (cost $11,148)			10,738

Total Investments - 114.5% (cost $80,831)			49,277
Other Assets and Liabilities, Net - (14.5%)			(6,233)
Total Net Assets - 100%			$ 43,044

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 10.1%
Apollo Group Inc. - Class A (c)		11	$ 822
Best Buy Co. Inc. (e)		32	1,200
Home Depot Inc.		32	747
Johnson Controls Inc.		69	829
Las Vegas Sands Corp. (c) (e)		170	513

Lowe's Cos. Inc.	61	1,113
Omnicom Group Inc.	146	3,409
Target Corp.	230	7,920
Time Warner Cable Inc. (e)	77	1,907
Time Warner Inc. (e)	176	3,401
Urban Outfitters Inc. (c) (e)	41	674
Viacom Inc. - Class B (c)	58	1,012
Walt Disney Co. (e)	45	821
		24,368
CONSUMER STAPLES - 8.8%
Avon Products Inc.	76	1,465
Costco Wholesale Corp. (e)	55	2,566
Energizer Holdings Inc. (c)	39	1,953
PepsiCo Inc.	147	7,573
Philip Morris International Inc.	42	1,491
Wal-Mart Stores Inc.	115	5,997
		21,045
ENERGY - 3.8%
Baker Hughes Inc.	54	1,530
Diamond Offshore Drilling Inc. (e)	21	1,301
EOG Resources Inc.	21	1,154
Marathon Oil Corp.	105	2,755
Schlumberger Ltd.	61	2,482
		9,222
FINANCIALS - 6.9%
Berkshire Hathaway Inc. - Class A (c)	-	1,127
Goldman Sachs Group Inc. (e)	71	7,496
Hudson City Bancorp Inc.	179	2,094
JPMorgan Chase & Co.	76	2,015
Progressive Corp. (c)	180	2,419
RenaissanceRe Holdings Ltd.	27	1,335
		16,486
HEALTH CARE - 20.0%
Allergan Inc.	110	5,263
Baxter International Inc.	98	5,040
Biogen Idec Inc. (c)	65	3,418
Cardinal Health Inc.	36	1,130
Celgene Corp. (c)	138	6,136
Cerner Corp. (c) (e)	195	8,557
DaVita Inc. (c)	94	4,140
Gilead Sciences Inc. (c)	76	3,530
Health Net Inc. (c)	42	605
Medtronic Inc.	152	4,479
Shire Plc - ADR (e)	92	3,296
Teva Pharmaceutical Industries Ltd. - ADR (e)	36	1,622
UnitedHealth Group Inc.	36	747
		47,963
INDUSTRIALS - 12.6%
Danaher Corp. (e)	67	3,627

Emerson Electric Co.	44	1,269
FedEx Corp.	14	601
First Solar Inc. (c) (e)	37	4,950
Fluor Corp.	99	3,434
General Electric Co.	150	1,514
Illinois Tool Works Inc.	96	2,955
Iron Mountain Inc. (c) (e)	125	2,767
Monster Worldwide Inc. (c) (e)	145	1,178
Southwest Airlines Co.	188	1,190
SunPower Corp. - Class A (c) (e)	48	1,141
United Parcel Service Inc. - Class B (e)	93	4,563
WW Grainger Inc. (e)	15	1,053
		30,242
INFORMATION TECHNOLOGY - 25.1%
Adobe Systems Inc. (c)	135	2,894
Agilent Technologies Inc. (c)	200	3,069
Altera Corp.	67	1,181
Apple Inc. (c)	43	4,499
Broadcom Corp. - Class A (c)	183	3,664
Brocade Communications Systems Inc. (c)	774	2,670
Cisco Systems Inc. (c)	415	6,955
eBay Inc. (c)	62	779
Google Inc. - Class A (c) (e)	27	9,224
International Business Machines Corp.	7	669
Jabil Circuit Inc.	86	478
Maxim Integrated Products Inc.	79	1,040
NetApp Inc. (c)	83	1,238
Nintendo Co. Ltd. - ADR	34	1,234
Oracle Corp. (c)	38	678
Paychex Inc.	169	4,331
QUALCOMM Inc.	158	6,144
SAP AG - ADR (e)	20	706
Visa Inc. - Class A	53	2,930
Yahoo! Inc. (c)	465	5,958
		60,341
MATERIALS - 3.4%
Allegheny Technologies Inc. (e)	102	2,246
Cliffs Natural Resources Inc. (e)	66	1,191
Ecolab Inc.	48	1,650
Monsanto Co.	29	2,377
Vulcan Materials Co. (e)	14	610
		8,074
TELECOMMUNICATION SERVICES - 2.9%
American Tower Corp. (c)	207	6,302
Level 3 Communications Inc. (c) (e)	574	528
tw telecom inc. (c) (e)	32	280
		7,110

Total Common Stocks (cost $291,423)		224,851

SHORT TERM INVESTMENTS - 22.1%
Mutual Funds - 7.1%
JNL Money Market Fund, 0.31% (a) (h)	16,958	16,958

Securities Lending Collateral - 15.0%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	37,267	36,067
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,051	-
		36,067

Total Short Term Investments (cost $55,276)		53,025

Total Investments - 115.7% (cost $346,699)		277,876
Other Assets and Liabilities, Net - (15.7%)		(37,754)
Total Net Assets - 100%		$ 240,122

JNL/Credit Suisse Global Natural Resources Fund
COMMON STOCKS - 93.6%
ENERGY - 28.5%
Anadarko Petroleum Corp.	43	$ 1,672
BG Group Plc	292	4,419
BP Plc	1,000	6,765
C.A.T. Oil AG (c) (e)	86	237
Cameco Corp.	125	2,137
Canadian Natural Resources Ltd.	16	621
Canoro Resources Ltd. (c)	82	7
Chevron Corp.	18	1,210
DNO International ASA (c) (e)	800	702
EnCana Corp.	47	1,924
ENI SpA	115	2,234
EOG Resources Inc.	25	1,369
Exxon Mobil Corp.	105	7,176
Galp Energia SGPS SA	200	2,386
Hess Corp.	34	1,843
KazMunaiGas Exploration Production - GDR	220	3,278
Nexen Inc.	134	2,272
OAO Gazprom - ADR	155	2,302
Occidental Petroleum Corp.	46	2,560
Petroleo Brasileiro SA - Petrobras - ADR	111	3,389
Prosafe Production Public Ltd. (c) (e)	125	195
ProSafe SE (c) (e)	125	446
Range Resources Corp.	112	4,630
Repsol YPF SA	117	2,033
Rosneft Oil Co. - GDR (c) (e)	230	987
Royal Dutch Shell Plc - Class B	300	6,590
SBM Offshore NV (e)	70	933
Suncor Energy Inc.	80	1,786
Total SA (e)	42	2,093
Urals Energy Public Co. Ltd. (c)	26	1
		68,197
HEALTH CARE - 1.0%
Bayer AG	50	2,391

MATERIALS - 64.1%
Anglo American Plc	315	5,360
ArcelorMittal (e)	225	4,566
ArcelorMittal South Africa Ltd.	170	1,312
Barrick Gold Corp.	260	8,429
BHP Billiton Plc	1,101	21,880
Companhia Vale do Rio Doce - ADR (e)	423	5,626
Equinox Minerals Ltd. (c)	480	716
First Quantum Minerals Ltd.	25	704
Freeport-McMoRan Copper & Gold Inc.	210	8,003
Goldcorp Inc.	325	10,947
International Paper Co.	297	2,091
Johnson Matthey Plc	100	1,511
Kinross Gold Corp.	544	9,881
Kumba Iron Ore Ltd.	121	2,092
Linde AG	45	3,060
Monsanto Co.	35	2,908
Newcrest Mining Ltd.	278	6,399
Nucor Corp.	100	3,817
Potash Corp.	29	2,346
Praxair Inc.	55	3,701
Rio Tinto Plc	614	20,703
Salzgitter AG	101	5,647
Stora Enso Oyj - Class R (c)	1,115	3,955
Straits Resources Ltd.	600	533
Svenska Cellulosa AB (e)	340	2,585
Symrise AG (e)	200	2,368
Syngenta AG	33	6,650
Umicore	160	2,956
UPM-Kymmene Oyj (e)	425	2,456
		153,202

Total Common Stocks (cost $353,981)		223,790

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 5.6%
JNL Money Market Fund, 0.31% (a) (h)	13,518	13,518

Securities Lending Collateral - 2.6%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	6,329	6,125
Mellon GSL Reinvestment Trust II (d) (f) (u)	317	-
		6,125

Total Short Term Investments (cost $20,164)		19,643

Total Investments - 101.8% (cost $374,145)		243,433
Other Assets and Liabilities, Net - (1.8%)		(4,349)
Total Net Assets - 100%		$ 239,084

JNL/Credit Suisse Long/Short Fund
COMMON STOCKS - 115.2%
CONSUMER DISCRETIONARY - 11.2%
Aaron Rents Inc. (n)	4	$ 115
Aeropostale Inc. (c)	1	29
Apollo Group Inc. - Class A (c)	1	63
Autoliv Inc.	1	9
Bally Technologies Inc. (c)	-	6
Barnes & Noble Inc.	3	73
Big Lots Inc. (c)	4	87
Black & Decker Corp. (n)	2	54
BorgWarner Inc. (n)	2	49
Brinker International Inc.	2	23
Buckle Inc.	-	6
Burger King Holdings Inc.	-	2
Cabela's Inc. - Class A (c)	6	56
Capella Education Co. (c)	-	16
Career Education Corp. (c) (n)	5	108
Carnival Corp. (n)	5	112
Carter's Inc. (c)	1	17
Cato Corp. - Class A	-	5
CBS Corp. - Class B	4	17
CEC Entertainment Inc. (c)	1	26
Childrens Place Retail Stores Inc. (c)	-	7
Comcast Corp. - Class A	1	18
Corinthian Colleges Inc. (c)	1	10
Cracker Barrel Old Country Store Inc.	3	74
Darden Restaurants Inc.	1	48
DeVry Inc.	-	5
Discovery Communications Inc. - Class A (c)	3	40
DISH Network Corp. (c) (n)	10	116
Dollar Tree Inc. (c) (n)	10	454
DreamWorks Animation SKG Inc. (c) (n)	-	9
Eastman Kodak Co.	2	7
Expedia Inc. (c)	4	34
Family Dollar Stores Inc.	4	147
Ford Motor Co. (c)	16	43
Fortune Brands Inc.	-	2
Fossil Inc. (c)	5	82
GameStop Corp. - Class A (c) (n)	3	75
Gannett Co. Inc.	2	3
Gap Inc.	25	318
General Motors Corp.	4	8
Genuine Parts Co.	-	6
Goodyear Tire & Rubber Co. (c)	2	10
Guess? Inc.	3	55
H&R Block Inc.	7	131
Harman International Industries Inc.	12	157
Hasbro Inc.	5	128
Interactive Data Corp.	2	45
Interpublic Group of Cos. Inc. (c)	3	13

J Crew Group Inc. (c)	1	7
Jack in the Box Inc. (c)	-	5
Johnson Controls Inc.	1	7
Leggett & Platt Inc.	2	27
Liberty Global Inc. - Class A (c) (n)	6	90
Limited Brands Inc.	5	45
Lowe's Cos. Inc.	1	26
Macy's Inc.	-	2
Marvel Entertainment Inc. (c)	5	143
Mattel Inc.	1	7
MDC Holdings Inc.	1	19
Morningstar Inc. (c)	1	20
New York Times Co. - Class A	1	4
Newell Rubbermaid Inc.	10	61
News Corp. - Class A (n)	36	235
Nike Inc. - Class B	2	75
Nordstrom Inc.	1	17
Office Depot Inc. (c)	2	1
Panera Bread Co. - Class A (c)	-	6
PF Chang's China Bistro Inc. (c)	1	21
Phillips-Van Heusen Corp.	2	48
Polo Ralph Lauren Corp.	3	135
Priceline.com Inc. (c)	1	47
RadioShack Corp.	3	27
Rent-A-Center Inc. (c)	5	105
Ross Stores Inc. (n)	7	255
Scripps Networks Interactive Inc.	1	14
Sears Holdings Corp. (c)	-	18
Snap-On Inc.	1	25
Sonic Corp. (c)	1	9
Timberland Co. - Class A (c)	7	78
Time Warner Cable Inc.	1	28
Time Warner Inc.	5	88
Tractor Supply Co. (c)	1	47
Tupperware Brands Corp.	2	36
UniFirst Corp.	-	11
Urban Outfitters Inc. (c)	1	16
VF Corp.	1	46
WABCO Holdings Inc.	12	144
Walt Disney Co. (n)	18	327
Washington Post Co.	-	71
Weight Watchers International Inc.	2	32
Wendy's/Arby's Group Inc.	4	18
Whirlpool Corp.	-	3
WMS Industries Inc. (c)	2	46
Wolverine World Wide Inc.	-	3
Wyndham Worldwide Corp.	1	5
Wynn Resorts Ltd. (c)	-	8
Yum! Brands Inc.	-	11
		5,437

CONSUMER STAPLES - 12.6%
Alberto-Culver Co.	2	41
Altria Group Inc. (n)	38	614
Archer-Daniels-Midland Co. (n)	19	514
Avon Products Inc. (n)	20	379
BJ's Wholesale Club Inc. (c) (n)	4	128
Boston Beer Co. Inc. - Class A (c)	-	4
Brown-Forman Corp. - Class B	-	8
Casey's General Stores Inc.	1	13
Central European Distribution Corp. (c)	-	2
Central Garden & Pet Co. (c)	2	16
Church & Dwight Co. Inc.	-	10
Clorox Co.	1	62
Coca-Cola Co.	-	9
Corn Products International Inc.	1	19
Dean Foods Co. (c)	5	92
Del Monte Foods Co.	10	72
Dr. Pepper Snapple Group Inc. (c)	2	27
Energizer Holdings Inc. (c)	1	55
Estee Lauder Cos. Inc.	16	387
Flowers Foods Inc. (n)	3	59
General Mills Inc.	-	10
Green Mountain Coffee Roasters Inc. (c)	1	24
Hormel Foods Corp.	-	10
Kellogg Co.	-	4
Kroger Co.	9	187
Lancaster Colony Corp.	-	12
Lorillard Inc.	4	235
McCormick & Co. Inc.	-	9
Molson Coors Brewing Co.	3	89
Nu Skin Enterprises Inc.	1	5
Pantry Inc. (c)	-	2
Pepsi Bottling Group Inc.	5	100
PepsiAmericas Inc. (n)	5	83
Philip Morris International Inc. (n)	13	466
Procter & Gamble Co. (n)	4	198
Ralcorp Holdings Inc. (c)	-	11
Ruddick Corp.	4	85
Safeway Inc. (n)	15	297
Sanderson Farms Inc.	-	4
SYSCO Corp.	34	768
TreeHouse Foods Inc. (c)	3	83
United Natural Foods Inc. (c)	3	53
Vector Group Ltd. (n)	6	77
Walgreen Co.	1	13
Wal-Mart Stores Inc.	13	683
Weis Markets Inc.	1	28
Whole Foods Market Inc.	4	71
Winn-Dixie Stores Inc. (c)	-	1

		6,119
ENERGY - 15.8%
Alon USA Energy Inc.	-	3
Alpha Natural Resources Inc. (c)	1	20
Apache Corp.	-	26
Arch Coal Inc.	5	67
Bill Barrett Corp. (c) (n)	9	205
Cameron International Corp. (c)	3	75
CARBO Ceramics Inc.	4	111
Chevron Corp. (n)	29	1,943
Cimarex Energy Co.	-	2
Comstock Resources Inc. (c) (n)	2	45
Concho Resources Inc. (c)	-	3
ConocoPhillips (n)	5	184
Contango Oil & Gas Co. (c)	1	20
Continental Resources Inc. (c)	-	2
Diamond Offshore Drilling Inc.	-	25
Dresser-Rand Group Inc. (c) (n)	2	44
El Paso Pipeline Partners LP	-	7
Enbridge Energy Partners LP (n)	19	557
Encore Acquisition Co. (c)	7	161
ENSCO International Inc. (n)	16	417
EOG Resources Inc.	3	137
Exxon Mobil Corp. (n)	29	1,941
Goodrich Petroleum Corp. (c)	1	10
Helmerich & Payne Inc.	-	5
IHS Inc. (c)	-	12
Kinder Morgan Energy Partners LP	-	5
Magellan Midstream Partners LP	-	3
Marathon Oil Corp.	6	150
MarkWest Energy Partners LP	3	32
Murphy Oil Corp.	12	528
National Oilwell Varco Inc. (c)	1	14
Newfield Exploration Co. (c)	-	1
Occidental Petroleum Corp.	4	245
Oceaneering International Inc. (c)	-	7
Overseas Shipholding Group Inc.	3	63
Penn Virginia Resource Partners LP	1	10
Permian Basin Royalty Trust	-	3
Plains All American Pipeline LP	-	4
Plains Exploration & Production Co. (c)	2	31
Pride International Inc. (c)	4	63
Rowan Cos. Inc.	6	66
Schlumberger Ltd.	1	28
SEACOR Holdings Inc. (c)	1	76
Sunoco Inc.	1	32
Superior Energy Services Inc. (c)	3	40
TEPPCO Partners LP	1	25
Tidewater Inc. (n)	4	130

Unit Corp. (c)	3	67
W&T Offshore Inc. (n)	1	5
Whiting Petroleum Corp. (c)	-	3
Williams Cos. Inc.	2	27
		7,680
FINANCIALS - 14.5%
AFLAC Inc. (n)	20	379
Allstate Corp.	2	29
American Capital Ltd.	1	1
American Express Co.	5	71
American Financial Group Inc.	-	3
American International Group Inc.	-	-
Ameriprise Financial Inc.	5	94
AON Corp. (n)	10	400
Apartment Investment & Management Co.	1	4
Arthur J Gallagher & Co.	8	136
Assurant Inc.	2	35
Astoria Financial Corp. (n)	4	37
AvalonBay Communities Inc.	1	24
BancorpSouth Inc.	3	65
Bank of America Corp. (n)	17	117
Bank of Hawaii Corp.	1	26
Bank of New York Mellon Corp. (n)	9	251
BB&T Corp.	10	166
Boston Properties Inc.	1	28
Brown & Brown Inc. (n)	9	178
CB Richard Ellis Group Inc. - Class A (c)	2	6
Charles Schwab Corp.	4	62
Chubb Corp.	1	42
Cincinnati Financial Corp.	1	11
CIT Group Inc.	3	7
Citigroup Inc.	10	26
CME Group Inc.	-	49
CNA Financial Corp.	4	33
Community Bank System Inc.	-	5
Cullen/Frost Bankers Inc.	4	188
Developers Diversified Realty Corp.	1	2
Discover Financial Services	3	19
E*Trade Financial Corp. (c)	1	2
Eaton Vance Corp. (n)	7	165
Equity Residential	2	33
Federal National Mortgage Association	3	2
Federated Investors Inc. - Class B (n)	8	171
Fifth Third Bancorp	4	11
First American Corp.	1	13
First Commonwealth Financial Corp.	1	9
FirstMerit Corp.	1	20
Franklin Resources Inc.	2	92
Genworth Financial Inc. - Class A	2	3
Hanover Insurance Group Inc.	1	14

HCC Insurance Holdings Inc. (n)	3	68
HCP Inc.	2	29
Health Care REIT Inc.	1	21
Host Hotels & Resorts Inc.	4	15
Hudson City Bancorp Inc. (n)	15	175
Huntington Bancshares Inc.	1	2
IntercontinentalExchange Inc. (c)	-	15
Invesco Ltd.	4	54
Investment Technology Group Inc. (c)	1	28
Janus Capital Group Inc.	1	7
JPMorgan Chase & Co.	11	300
Kimco Realty Corp.	2	11
Knight Capital Group Inc. (c)	-	4
Legg Mason Inc.	1	14
Leucadia National Corp. (c)	2	26
Lincoln National Corp.	2	11
Loews Corp. (n)	21	462
M&T Bank Corp.	1	23
Marshall & Ilsley Corp. (n)	2	10
MBIA Inc. (c)	1	5
Mercury General Corp.	-	6
MetLife Inc. (n)	4	87
NASDAQ OMX Group Inc. (c)	-	4
New York Community Bancorp Inc.	1	7
NewAlliance Bancshares Inc.	1	16
Northern Trust Corp.	-	18
NYSE Euronext	2	27
Ocwen Financial Corp. (c)	1	10
Odyssey Re Holdings Corp. (n)	2	72
Old National Bancorp	1	16
Park National Corp.	-	6
Plum Creek Timber Co. Inc.	1	32
PNC Financial Services Group Inc.	5	141
Principal Financial Group Inc.	-	2
ProAssurance Corp. (c)	-	5
ProLogis	2	12
Provident Financial Services Inc.	5	58
Prudential Financial Inc.	3	55
Public Storage Inc.	1	44
Raymond James Financial Inc. (n)	4	81
Regions Financial Corp.	5	20
Simon Property Group Inc.	2	56
SLM Corp. (c)	3	15
StanCorp Financial Group Inc. (n)	2	48
State Street Corp. (n)	12	357
T. Rowe Price Group Inc. (n)	7	214
Torchmark Corp. (n)	7	181
Transatlantic Holdings Inc.	1	18
Travelers Cos. Inc.	14	577
U.S. Bancorp	3	50

Unum Group (n)	15	189
Valley National Bancorp	1	15
Ventas Inc.	1	20
Vornado Realty Trust	1	30
Wells Fargo & Co.	9	127
Wilmington Trust Corp.	6	61
WR Berkley Corp.	-	1
XL Capital Ltd. - Class A	2	12
Zions Bancorp	4	37
		7,036
HEALTH CARE - 22.7%
Abbott Laboratories (n)	7	315
Acorda Therapeutics Inc. (c)	-	4
Aetna Inc. (n)	12	287
Allergan Inc.	-	5
AMERIGROUP Corp. (c)	-	11
Amgen Inc. (c) (n)	9	456
Amsurg Corp. (c)	-	5
Athenahealth Inc. (c)	-	2
Beckman Coulter Inc.	-	10
Becton Dickinson & Co.	1	54
Biogen Idec Inc. (c) (n)	2	105
BioMarin Pharmaceutical Inc. (c)	1	10
Bio-Rad Laboratories Inc. - Class A (c) (n)	6	395
Bristol-Myers Squibb Co. (n)	13	290
Celgene Corp. (c)	4	173
Cephalon Inc. (c)	-	7
Cerner Corp. (c) (n)	3	149
Charles River Laboratories International Inc. (c)	-	3
Cigna Corp. (n)	7	117
Community Health Systems Inc. (c)	7	100
Cooper Cos. Inc.	-	3
Coventry Health Care Inc. (c)	11	137
Cubist Pharmaceuticals Inc. (c) (n)	4	69
CV Therapeutics Inc. (c)	1	12
DENTSPLY International Inc.	-	5
Edwards Lifesciences Corp. (c) (n)	8	497
Eli Lilly & Co.	13	434
Emergent BioSolutions Inc. (c)	-	4
Endo Pharmaceuticals Holdings Inc. (c) (n)	6	110
Express Scripts Inc. (c)	3	129
Forest Laboratories Inc. (c) (n)	18	404
Gen-Probe Inc. (c) (n)	1	59
Gilead Sciences Inc. (c)	7	315
Haemonetics Corp. (c)	1	55
Henry Schein Inc. (c)	1	20
Hospira Inc. (c)	3	99
Humana Inc. (c)	1	16
Idexx Laboratories Inc. (c)	1	31

IMS Health Inc.	5	57
Inverness Medical Innovations Inc. (c)	4	115
Johnson & Johnson	22	1,136
Kindred Healthcare Inc. (c)	2	31
Kinetic Concepts Inc. (c)	3	61
King Pharmaceuticals Inc. (c)	2	11
Landauer Inc.	-	20
LHC Group Inc. (c)	-	4
Life Technologies Corp. (c)	2	56
LifePoint Hospitals Inc. (c)	-	2
Lincare Holdings Inc. (c)	7	144
Magellan Health Services Inc. (c) (n)	6	204
McKesson Corp.	7	231
MedAssets Inc. (c)	2	23
Medicis Pharmaceutical Corp.	10	119
Medtronic Inc.	13	377
Merck & Co. Inc. (n)	14	361
Myriad Genetics Inc. (c)	5	246
Omnicare Inc.	1	12
Onyx Pharmaceuticals Inc. (c)	-	6
Owens & Minor Inc.	1	27
PDL BioPharma Inc.	-	2
PerkinElmer Inc.	2	23
Perrigo Co.	2	47
Pfizer Inc.	30	406
Pharmaceutical Product Development Inc.	2	40
Psychiatric Solutions Inc. (c)	-	3
Quest Diagnostics Inc. (n)	8	399
Schering-Plough Corp.	15	360
Sepracor Inc. (c)	7	98
St. Jude Medical Inc. (c)	4	149
STERIS Corp.	1	19
Stryker Corp. (n)	7	242
Tenet Healthcare Corp. (c)	2	1
Thoratec Corp. (c)	1	23
United Therapeutics Corp. (c)	1	73
UnitedHealth Group Inc.	9	184
Universal Health Services Inc.	-	12
Valeant Pharmaceutical International (c) (n)	3	50
Varian Medical Systems Inc. (c)	1	40
VCA Antech Inc. (c)	1	14
Waters Corp. (c)	1	33
Watson Pharmaceuticals Inc. (c)	11	348
WellPoint Inc. (c) (n)	9	334
Zimmer Holdings Inc. (c)	-	4
		11,044
INDUSTRIALS - 12.0%
ABM Industries Inc.	-	2
AeroVironment Inc. (c)	-	6
AGCO Corp. (c) (n)	4	73

Alaska Air Group Inc. (c)	2	33
Alexander & Baldwin Inc.	-	2
Arkansas Best Corp.	-	6
Avery Dennison Corp.	-	4
BE Aerospace Inc. (c)	3	22
Boeing Co.	-	7
Brady Corp. - Class A (n)	1	25
Briggs & Stratton Corp.	-	2
Brink's Co. (n)	1	32
Bucyrus International Inc. - Class A	3	44
Burlington Northern Santa Fe Corp.	2	132
Caterpillar Inc. (n)	3	89
Cintas Corp.	1	20
Clean Harbors Inc. (c)	1	29
Copart Inc. (c)	-	6
Crane Co. (n)	3	54
CSX Corp.	4	98
Cubic Corp.	1	13
Cummins Inc.	4	92
Danaher Corp.	-	11
Dover Corp. (n)	11	288
DynCorp International Inc. (c)	-	4
EnergySolutions Inc.	1	10
Esterline Technologies Corp. (c)	1	22
Fastenal Co.	1	26
FedEx Corp. (n)	9	392
Flowserve Corp.	2	123
Fluor Corp. (n)	18	615
FTI Consulting Inc. (c)	-	15
Gardner Denver Inc. (c)	-	2
GATX Corp.	1	10
General Dynamics Corp. (n)	11	457
General Electric Co.	23	237
Genesee & Wyoming Inc. - Class A (c)	1	17
Geo Group Inc. (c)	-	1
Goodrich Corp.	4	144
Graco Inc. (n)	8	133
Granite Construction Inc.	1	19
Harsco Corp. (n)	4	89
Heartland Express Inc.	3	44
Hexcel Corp. (c)	1	4
Honeywell International Inc.	15	421
Hubbell Inc. - Class B (n)	5	129
ITT Corp.	1	42
Jacobs Engineering Group Inc. (c)	1	23
Joy Global Inc.	1	21
KBR Inc.	1	8
Kirby Corp. (c)	1	27
Knight Transportation Inc.	6	93
Knoll Inc.	2	11

Lockheed Martin Corp.	1	90
Manitowoc Co. Inc.	3	10
Marten Transport Ltd. (c)	1	11
MasTec Inc. (c)	1	16
Met-Pro Corp.	-	2
Mine Safety Appliances Co.	1	16
Monster Worldwide Inc. (c)	-	1
Nalco Holding Co.	-	4
Navistar International Corp. (c)	1	17
Norfolk Southern Corp.	2	64
Northrop Grumman Corp. (n)	10	441
Orbital Sciences Corp. (c)	-	2
Oshkosh Truck Corp.	3	18
Otter Tail Corp.	7	163
Parker Hannifin Corp.	1	17
Precision Castparts Corp.	-	24
Republic Services Inc. - Class A	7	120
Rockwell Automation Inc.	1	20
Rockwell Collins Inc.	1	33
Rollins Inc. (n)	2	38
RR Donnelley & Sons Co.	14	99
Shaw Group Inc. (c)	-	3
Spirit Aerosystems Holdings Inc. (c)	4	41
Stanley Inc. (c)	1	25
Textron Inc.	2	9
Timken Co.	10	134
TransDigm Group Inc. (c) (n)	1	43
Tredegar Corp.	-	1
Union Pacific Corp.	1	29
Waste Connections Inc. (c)	-	5
Waste Management Inc.	-	8
Werner Enterprises Inc. (n)	7	100
		5,833
INFORMATION TECHNOLOGY - 15.9%
Activision Blizzard Inc. (c)	1	9
Acxiom Corp.	1	4
Adobe Systems Inc. (c) (n)	11	240
Advanced Micro Devices Inc. (c)	4	11
Advent Software Inc. (c)	-	10
Alliance Data Systems Corp. (c)	1	33
Analog Devices Inc. (n)	1	10
Apple Inc. (c) (n)	3	357
Arris Group Inc. (c)	3	23
Autodesk Inc. (c) (n)	8	129
Automatic Data Processing Inc. (n)	3	109
Benchmark Electronics Inc. (c)	2	20
BMC Software Inc. (c) (n)	2	73
Broadridge Financial Solutions Inc.	13	249
CACI International Inc. - Class A (c)	1	36

Ciena Corp. (c)	-	3
Cisco Systems Inc. (c) (n)	42	709
Cogent Inc. (c)	2	21
Cognizant Technology Solutions Corp. (c)	5	112
Computer Sciences Corp. (c)	1	52
Compuware Corp. (c)	4	23
CSG Systems International Inc. (c)	-	3
Daktronics Inc.	1	5
Dell Inc. (c) (n)	28	268
Digital River Inc. (c)	-	9
Dolby Laboratories Inc. - Class A (c)	2	82
eBay Inc. (c)	3	39
EMC Corp. (c)	19	211
EPIQ Systems Inc. (c)	1	9
F5 Networks Inc. (c)	4	82
FLIR Systems Inc. (c)	3	51
Gartner Inc. - Class A (c) (n)	10	107
Google Inc. - Class A (c)	-	139
Hewitt Associates Inc. - Class A (c)	6	185
Hewlett-Packard Co.	12	394
Ingram Micro Inc. - Class A (c)	3	42
Intel Corp. (n)	20	298
InterDigital Inc. (c)	1	36
Intermec Inc. (c)	-	4
International Business Machines Corp. (n)	5	465
Intuit Inc. (c)	1	35
Itron Inc. (c)	-	5
Jabil Circuit Inc.	1	8
JDS Uniphase Corp. (c)	1	5
Juniper Networks Inc. (c)	9	134
LSI Corp. (c)	4	13
Micron Technology Inc. (c)	5	20
Micros Systems Inc. (c)	-	2
Microsoft Corp. (n)	35	641
Molex Inc.	1	7
Motorola Inc.	15	65
NCR Corp. (c)	16	126
NeuStar Inc. - Class A (c)	2	32
Novell Inc. (c)	2	10
Oracle Corp. (c)	4	78
Paychex Inc.	5	118
PMC - Sierra Inc. (c)	1	4
Power Integrations Inc.	2	26
QLogic Corp. (c) (n)	20	219
Salesforce.com Inc. (c)	1	16
Semtech Corp. (c)	1	8
Silicon Laboratories Inc. (c)	1	21
Sohu.com Inc. (c) (n)	6	264
Solera Holdings Inc. (c)	1	15
Sun Microsystems Inc. (c)	5	35
Sybase Inc. (c)	1	39

Symantec Corp. (c)	6	84
Synaptics Inc. (c)	2	62
Synopsys Inc. (c)	3	60
Syntel Inc.	1	29
Tech Data Corp. (c)	2	33
Tellabs Inc. (c)	3	13
Teradata Corp. (c)	1	16
Teradyne Inc. (c)	3	14
Texas Instruments Inc.	8	134
Total System Services Inc.	10	137
Trimble Navigation Ltd. (c)	1	17
Tyco Electronics Ltd.	3	28
Tyler Technologies Inc. (c)	1	9
Varian Semiconductor Equipment Associates Inc. (c)	-	1
VMware Inc. - Class A (c)	1	14
Western Digital Corp. (c)	8	159
Western Union Co.	13	161
Wind River Systems Inc. (c)	1	4
Xerox Corp.	6	25
Yahoo! Inc. (c)	9	110
		7,718
MATERIALS - 3.2%
Allegheny Technologies Inc.	2	39
AptarGroup Inc. (n)	3	84
Bemis Co. Inc.	-	4
Calgon Carbon Corp. (c)	-	4
Celanese Corp. - Class A	-	4
CF Industries Holdings Inc.	1	57
Compass Minerals International Inc.	1	34
Cytec Industries Inc.	-	2
Dow Chemical Co. (n)	6	52
Eastman Chemical Co.	3	78
FMC Corp.	2	69
International Flavors & Fragrances Inc.	4	119
Minerals Technologies Inc.	2	51
Mosaic Co.	1	34
Newmont Mining Corp. (n)	3	148
NL Industries Inc.	3	28
Nucor Corp.	2	80
Pactiv Corp. (c)	3	44
PPG Industries Inc.	6	214
Rohm & Haas Co.	-	16
Schweitzer-Mauduit International Inc.	-	1
Scotts Miracle-Gro Co.	-	7
Sealed Air Corp.	1	15
Sigma-Aldrich Corp.	-	4
Silgan Holdings Inc.	1	32
Sonoco Products Co.	-	1
Southern Copper Corp.	1	23

United States Steel Corp.	5	114
Valspar Corp.	7	136
Vulcan Materials Co.	1	31
		1,525
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc. (n)	27	688
CenturyTel Inc. (n)	6	180
Embarq Corp.	1	34
NII Holdings Inc. - Class B (c)	5	78
Qwest Communications International Inc.	10	33
Sprint Nextel Corp. (c)	19	69
Syniverse Holdings Inc. (c)	5	72
Telephone & Data Systems Inc.	2	50
US Cellular Corp. (c)	-	6
Verizon Communications Inc.	10	290
Windstream Corp.	4	27
		1,527
UTILITIES - 4.1%
Allegheny Energy Inc.	1	32
Allete Inc. (n)	1	29
Alliant Energy Corp.	-	2
Ameren Corp.	2	39
Aqua America Inc.	-	2
Atmos Energy Corp.	-	2
Avista Corp. (n)	1	8
California Water Service Group	1	25
CenterPoint Energy Inc.	1	9
CH Energy Group Inc.	1	28
Cleco Corp. (n)	15	323
Constellation Energy Group Inc.	2	39
DPL Inc. (n)	6	124
DTE Energy Co.	4	119
Edison International Inc.	2	61
Entergy Corp.	1	61
Great Plains Energy Inc.	1	15
Integrys Energy Group Inc.	3	73
Laclede Group Inc. (n)	2	62
MDU Resources Group Inc.	4	65
Mirant Corp. (c)	9	101
National Fuel Gas Co.	1	15
New Jersey Resources Corp. (n)	5	163
Nicor Inc.	-	10
Northeast Utilities	-	4
Northwest Natural Gas Co. (n)	2	74
NorthWestern Corp.	-	6
NSTAR	1	32
Ormat Technologies Inc. (n)	1	30
Pepco Holdings Inc.	-	-
Piedmont Natural Gas Co. (n)	8	215
Portland General Electric Co.	1	21

PPL Corp.	4	118
South Jersey Industries Inc.	1	18
TECO Energy Inc.	1	7
UGI Corp.	-	2
UniSource Energy Corp.	1	14
Vectren Corp.	1	30
WGL Holdings Inc.	-	7
		1,985

Total Common Stocks (cost $59,859)		55,904

SHORT TERM INVESTMENTS - 1.8%
Mutual Funds - 1.8%
JNL Money Market Fund, 0.31% (a) (h)	884	884

Total Short Term Investments (cost $884)		884

Total Investments - 117.0% (cost $60,743)		56,788
Total Securities Sold Short - (16.5%) (proceeds $8,223)		(8,034)
Other Assets and Liabilities, Net - (0.5%)		(204)
Total Net Assets - 100%		$ 48,550

Securities Sold Short
Common Stocks - 16.5%
CONSUMER DISCRETIONARY - 2.7%
99 Cents Only Stores	1	$ 9
Abercrombie & Fitch Co. - Class A	-	7
Advance Auto Parts Inc.	-	12
Amazon.com Inc.	1	81
American Eagle Outfitters Inc.	1	13
Ameristar Casinos Inc.	1	6
Arbitron Inc.	-	2
AutoNation Inc.	1	10
AutoZone Inc.	-	33
Bebe Stores Inc.	1	5
Bed Bath & Beyond Inc.	1	22
Best Buy Co. Inc.	1	53
Blyth Inc.	-	3
Cablevision Systems Corp. - Class A	1	14
Callaway Golf Co.	-	3
Centex Corp.	1	8
Cheesecake Factory Inc.	-	2
Chico's FAS Inc.	-	1
Choice Hotels International Inc.	1	13
Cinemark Holdings Inc.	-	2
CKE Restaurants Inc.	1	8
Coach Inc.	-	3
Collective Brands Inc.	1	9
Dick's Sporting Goods Inc.	-	3

DirecTV Group Inc.	2	52
Dolan Media Co.	-	3
Domino's Pizza Inc.	-	3
DR Horton Inc.	2	21
Dress Barn Inc.	-	4
Foot Locker Inc.	-	1
Genesco Inc.	-	8
Gentex Corp.	-	3
HanesBrands Inc.	-	4
Harley-Davidson Inc.	1	11
Harte-Hanks Inc.	-	1
Home Depot Inc.	6	141
Iconix Brand Group Inc.	-	3
ITT Educational Services Inc.	-	12
J.C. Penney Co. Inc.	-	8
Jakks Pacific Inc.	-	1
Jarden Corp.	1	6
KB Home	1	16
Kohl's Corp.	-	8
Lennar Corp.	1	10
Liberty Media Corp. - Capital	1	9
LKQ Corp.	1	10
Marcus Corp.	-	2
Marriott International Inc. - Class A	2	31
Matthews International Corp. - Class A	-	3
McDonald's Corp.	4	213
McGraw-Hill Cos. Inc.	-	9
Men's Wearhouse Inc.	1	8
Mohawk Industries Inc.	-	6
Movado Group Inc.	1	7
O'Reilly Automotive Inc.	-	11
Penn National Gaming Inc.	-	2
PetSmart Inc.	-	4
Pulte Homes Inc.	2	20
Regal Entertainment Group - Class A	-	3
Regis Corp.	-	3
Ryland Group Inc.	1	8
Scholastic Corp.	-	5
Scientific Games Corp. - Class A	-	2
Sherwin-Williams Co.	-	10
Skechers U.S.A. Inc. - Class A	1	5
Speedway Motorsports Inc.	-	1
Staples Inc.	3	56
Starbucks Corp.	2	22
Starwood Hotels & Resorts Worldwide Inc.	1	17
Target Corp.	3	93
Texas Roadhouse Inc. - Class A	-	1
Thor Industries Inc.	1	8
Tiffany & Co.	1	15
Tim Hortons Inc.	-	8

TJX Cos. Inc.	2	37
Toll Brothers Inc.	1	14
Warnaco Group Inc.	-	7
Williams-Sonoma Inc.	-	2
Zumiez Inc.	-	3
		1,293
CONSUMER STAPLES - 1.7%
Campbell Soup Co.	1	19
Coca-Cola Enterprises Inc.	2	30
Colgate-Palmolive Co.	2	100
ConAgra Foods Inc.	2	39
Constellation Brands Inc. - Class A	1	7
Costco Wholesale Corp.	1	56
CVS Caremark Corp.	2	47
Elizabeth Arden Inc.	-	1
Hain Celestial Group Inc.	-	4
Hershey Co.	1	28
HJ Heinz Co.	1	36
Inter Parfums Inc.	-	1
JM Smucker Co.	1	22
Kimberly-Clark Corp.	1	55
Kraft Foods Inc. - Class A	3	74
Nash Finch Co.	-	6
PepsiCo Inc.	5	232
Reynolds American Inc.	1	29
Sara Lee Corp.	2	14
Smithfield Foods Inc.	-	4
SUPERVALU Inc.	1	9
Tyson Foods Inc.	3	22
Universal Corp.	-	6
		841
ENERGY - 1.6%
Anadarko Petroleum Corp.	2	70
Arena Resources Inc.	-	5
Baker Hughes Inc.	-	6
BJ Services Co.	-	3
Bristow Group Inc.	-	2
Cabot Oil & Gas Corp. - Class A	1	19
Cal Dive International Inc.	-	1
Carrizo Oil & Gas Inc.	-	3
Chesapeake Energy Corp.	2	31
Consol Energy Inc.	-	3
Delek US Holdings Inc.	1	6
Denbury Resources Inc.	-	4
Devon Energy Corp.	1	63
El Paso Corp.	5	29
EXCO Resources Inc.	1	12
Exterran Holdings Inc.	-	6
FMC Technologies Inc.	-	9

Forest Oil Corp.	-	3
Foundation Coal Holdings Inc.	-	1
Frontier Oil Corp.	1	8
Gulfmark Offshore Inc.	-	5
Halliburton Co.	4	59
Hess Corp.	1	54
Holly Corp.	-	4
Hornbeck Offshore Services Inc.	1	14
James River Coal Co.	1	6
Kinder Morgan Management LLC	-	12
Lufkin Industries Inc.	-	4
Mariner Energy Inc.	1	5
Massey Energy Co.	-	2
Nabors Industries Ltd.	1	9
NATCO Group Inc.	-	2
Noble Energy Inc.	1	38
Oil States International Inc.	-	1
Patterson-UTI Energy Inc.	-	1
Peabody Energy Corp.	1	18
Penn Virginia Corp.	-	3
PetroHawk Energy Corp.	1	15
Pioneer Natural Resources Co.	-	5
Range Resources Corp.	1	33
RPC Inc.	1	3
Smith International Inc.	1	19
Southwestern Energy Co.	1	36
Spectra Energy Corp.	3	44
St. Mary Land & Exploration Co.	-	1
Swift Energy Co.	1	4
T-3 Energy Services Inc.	-	2
Tesoro Corp.	-	4
Valero Energy Corp.	1	11
World Fuel Services Corp.	-	6
XTO Energy Inc.	2	59
		763
FINANCIALS - 0.9%
AllianceBernstein Holding LP	-	1
AmTrust Financial Services Inc.	1	11
BlackRock Inc.	-	13
Capital One Financial Corp.	2	29
Capitol Federal Financial	-	11
City National Corp.	-	7
Comerica Inc.	1	15
Delphi Financial Group Inc.	1	15
Employer Holdings Inc.	1	7
EZCORP Inc. - Class A	-	2
Fidelity National Financial Inc. - Class A	1	12
First Horizon National Corp.	2	18
Forestar Group Inc.	1	5

Hartford Financial Services Group Inc.	2	14
Hilltop Holdings Inc.	1	9
Interactive Brokers Group Inc.	-	3
KeyCorp	2	12
Marsh & McLennan Cos. Inc.	2	49
Moody's Corp.	1	28
MSCI Inc.	-	2
Nelnet Inc. - Class A	1	5
Old Republic International Corp.	1	15
People's United Financial Inc.	2	34
PHH Corp.	1	14
Progressive Corp.	3	40
Reinsurance Group of America Inc.	-	6
RLI Corp.	-	5
SunTrust Banks Inc.	1	16
SVB Financial Group	-	2
TCF Financial Corp.	-	4
TFS Financial Corp.	1	11
thinkorswim Group Inc.	1	4
Unitrin Inc.	1	7
Waddell & Reed Financial Inc. - Class A	-	4
Washington Federal Inc.	-	5
Zenith National Insurance Corp.	-	10
		445
HEALTH CARE - 1.9%
Alexion Pharmaceuticals Inc.	-	4
Alkermes Inc.	-	1
Alliance HealthCare Services Inc.	-	1
Allos Therapeutics Inc.	-	2
Allscripts-Misys Healthcare Solutions Inc.	1	5
Amedisys Inc.	-	3
American Medical Systems Holdings Inc.	-	2
AmerisourceBergen Corp.	1	16
Amylin Pharmaceuticals Inc.	1	14
Baxter International Inc.	2	113
Boston Scientific Corp.	5	41
Cardinal Health Inc.	2	47
Celera Corp.	-	1
Centene Corp.	-	2
Cepheid Inc.	1	4
Chemed Corp.	-	8
Conmed Corp.	-	3
Covance Inc.	-	4
Covidien Ltd.	1	43
CR Bard Inc.	-	32
DaVita Inc.	1	26
Eclipsys Corp.	-	3
Emeritus Corp.	-	3
Genzyme Corp.	1	42
Health Net Inc.	-	4

HealthSpring Inc.	1	7
Hologic Inc.	1	16
Illumina Inc.	-	11
Invacare Corp.	-	2
inVentiv Health Inc.	1	4
Laboratory Corp. of America Holdings	1	29
Medco Health Solutions Inc.	2	79
Millipore Corp.	-	23
Molina Healthcare Inc.	-	6
Mylan Inc.	-	1
NuVasive Inc.	-	3
Obagi Medical Products Inc.	-	1
Par Pharmaceutical Cos. Inc.	1	8
Patterson Cos. Inc.	-	8
PharMerica Corp.	-	7
PSS World Medical Inc.	-	3
Resmed Inc.	-	4
Rigel Pharmaceuticals Inc.	1	4
Seattle Genetics Inc.	-	1
Sirona Dental Systems Inc.	-	4
Techne Corp.	-	5
Teleflex Inc.	-	8
Thermo Fisher Scientific Inc.	2	54
Universal American Corp.	1	6
Vertex Pharmaceuticals Inc.	1	14
WellCare Health Plans Inc.	1	6
West Pharmaceutical Services Inc.	-	9
Wright Medical Group Inc.	-	4
Wyeth	4	179
		930
INDUSTRIALS - 2.6%
3M Co.	1	40
AAR Corp.	-	1
Actuant Corp. - Class A	1	12
Acuity Brands Inc.	-	7
Advisory Board Co.	-	2
AECOM Technology Corp.	-	5
Albany International Corp.	1	9
American Railcar Industries Inc.	1	5
American Science & Engineering Inc.	-	6
Ametek Inc.	-	13
AO Smith Corp.	-	8
Applied Industrial Technologies Inc.	-	5
Armstrong World Industries Inc.	-	1
Astec Industries Inc.	-	5
Atlas Air Worldwide Holdings Inc.	-	2
AZZ Inc.	-	5
Barnes Group Inc.	-	3
Beacon Roofing Supply Inc.	1	8

Belden Inc.	-	5
Carlisle Cos. Inc.	-	6
Cascade Corp.	-	4
CBIZ Inc.	-	2
Ceradyne Inc.	-	7
CH Robinson Worldwide Inc.	1	32
Chart Industries Inc.	-	1
Consolidated Graphics Inc.	1	11
Continental Airlines Inc. - Class B	1	9
Con-Way Inc.	-	5
Cooper Industries Ltd. - Class A	-	10
Corrections Corp. of America	1	6
Covanta Holding Corp.	1	8
Deere & Co.	2	56
Delta Air Lines Inc.	1	5
Deluxe Corp.	-	3
Donaldson Co. Inc.	-	8
Dun & Bradstreet Corp.	-	23
EMCOR Group Inc.	-	5
Emerson Electric Co.	1	40
Energy Conversion Devices Inc.	-	1
EnerSys	-	4
Ennis Inc.	-	1
Equifax Inc.	-	10
Expeditors International Washington Inc.	-	3
FreightCar America Inc.	-	7
General Cable Corp.	1	10
GrafTech International Ltd.	2	14
Griffon Corp.	-	2
Huron Consulting Group Inc.	-	4
IDEX Corp.	-	9
Illinois Tool Works Inc.	2	46
Ingersoll-Rand Co. Ltd. - Class A	2	21
Iron Mountain Inc.	1	24
JB Hunt Transport Services Inc.	-	7
Kaydon Corp.	-	8
Kennametal Inc.	-	3
Korn/Ferry International	-	1
L-3 Communications Holdings Inc.	-	27
Landstar System Inc.	-	3
Lennox International Inc.	-	5
M&F Worldwide Corp.	1	6
Manpower Inc.	-	9
Masco Corp.	2	17
MSC Industrial Direct Co. - Class A	-	6
Mueller Industries Inc.	-	7
Navigant Consulting Inc.	-	1
Owens Corning Inc.	2	14
PACCAR Inc.	2	41
Pall Corp.	-	2
Pentair Inc.	-	9

Perini Corp.	-	5
Pitney Bowes Inc.	1	28
Quanta Services Inc.	1	11
Raytheon Co.	-	8
Regal-Beloit Corp.	-	9
Republic Airways Holdings Inc.	-	2
Robbins & Myers Inc.	-	2
Robert Half International Inc.	1	12
Roper Industries Inc.	-	13
Ryder System Inc.	-	8
Schawk Inc.	-	1
SkyWest Inc.	-	1
Southwest Airlines Co.	4	27
Stericycle Inc.	1	24
Tennant Co.	-	3
Terex Corp.	1	11
Thomas & Betts Corp.	-	5
Titan International Inc.	1	3
Titan Machinery Inc.	1	4
Toro Co.	-	5
Trinity Industries Inc.	1	10
Triumph Group Inc.	-	4
United Parcel Service Inc. - Class B	4	172
United Stationers Inc.	-	6
United Technologies Corp.	2	69
URS Corp.	-	12
USG Corp.	1	9
Valmont Industries Inc.	-	10
Wabtec Corp.	-	3
Watts Water Technologies Inc.	-	6
WESCO International Inc.	-	6
WW Grainger Inc.	-	20
		1,214
INFORMATION TECHNOLOGY - 2.1%
Affiliated Computer Services Inc. - Class A	-	5
Agilent Technologies Inc.	2	32
Akamai Technologies Inc.	-	8
Altera Corp.	1	23
Amphenol Corp. - Class A	1	20
Anixter International Inc.	-	3
Applied Materials Inc.	6	62
Ariba Inc.	-	1
Arrow Electronics Inc.	-	4
Atheros Communications Inc.	-	3
ATMI Inc.	-	3
Avid Technology Inc.	-	2
Avnet Inc.	-	2
Avocent Corp.	-	4
AVX Corp.	1	5

Blue Coat Systems Inc.	-	2
Broadcom Corp. - Class A	2	42
CA Inc.	-	7
Cavium Networks Inc.	-	3
Checkpoint Systems Inc.	1	5
Citrix Systems Inc.	-	7
CommScope Inc.	1	7
Convergys Corp.	1	7
Corning Inc.	2	29
CyberSource Corp.	-	3
Cymer Inc.	-	7
Cypress Semiconductor Corp.	-	3
Diodes Inc.	1	7
DST Systems Inc.	-	10
Earthlink Inc.	-	3
Electronic Arts Inc.	2	33
Electronics for Imaging Inc.	-	3
Emulex Corp.	1	6
Fair Isaac Corp.	-	1
Fidelity National Information Services Inc.	-	5
Fiserv Inc.	1	22
GSI Commerce Inc.	1	8
Harris Corp.	-	9
Heartland Payment Systems Inc.	1	5
IAC/InterActiveCorp.	-	2
Imation Corp.	1	5
Intersil Corp.	-	3
IPG Photonics Corp.	-	1
KLA-Tencor Corp.	1	24
Knot Inc.	1	6
Lam Research Corp.	-	9
Lexmark International Inc.	-	2
Linear Technology Corp.	1	30
Macrovision Solutions Corp.	1	9
MasterCard Inc.	-	33
Maxim Integrated Products Inc.	-	1
MAXIMUS Inc.	-	4
McAfee Inc.	1	30
MEMC Electronic Materials Inc.	-	5
Metavante Technologies Inc.	-	2
Mettler Toledo International Inc.	-	5
Microchip Technology Inc.	1	17
Microsemi Corp.	-	5
Monolithic Power Systems Inc.	-	3
National Semiconductor Corp.	2	22
Net 1 UEPS Technologies Inc.	-	3
NetApp Inc.	-	6
NetScout Systems Inc.	-	1
Novellus Systems Inc.	1	12
Nuance Communications Inc.	1	5
Nvidia Corp.	3	31

Omniture Inc.	-	4
Omnivision Technologies Inc.	-	1
ON Semiconductor Corp.	-	0
Parametric Technology Corp.	-	1
Perot Systems Corp.	-	4
Plantronics Inc.	1	7
Plexus Corp.	-	6
Polycom Inc.	-	2
QUALCOMM Inc.	5	191
Rambus Inc.	1	9
Red Hat Inc.	-	4
Riverbed Technology Inc.	-	5
SAIC Inc.	-	7
SanDisk Corp.	2	27
Skyworks Solutions Inc.	1	5
SRA International Inc. - Class A	-	6
Synchronoss Technologies Inc.	1	6
SYNNEX Corp.	-	2
TeleTech Holdings Inc.	1	5
Tessera Technologies Inc.	-	5
TIBCO Software Inc.	-	1
TiVo Inc.	-	2
ValueClick Inc.	-	2
VeriSign Inc.	1	25
Vishay Intertechnology Inc.	-	1
Websense Inc.	-	1
Wright Express Corp.	-	2
Xilinx Inc.	1	10
Zebra Technologies Corp.	-	7
Zoran Corp.	1	7
		1,042
MATERIALS - 1.4%
Air Products & Chemicals Inc.	1	51
Airgas Inc.	-	7
AK Steel Holding Corp.	3	18
Albemarle Corp.	-	9
Alcoa Inc.	4	27
Arch Chemicals Inc.	-	6
Ashland Inc.	-	0
Ball Corp.	1	26
Cabot Corp.	-	1
Carpenter Technology Corp.	-	3
Cliffs Natural Resources Inc.	-	2
Commercial Metals Co.	1	13
Crown Holdings Inc.	1	14
Eagle Materials Inc.	1	12
Ecolab Inc.	1	31
EI Du Pont de Nemours & Co.	4	78
Freeport-McMoRan Copper & Gold Inc.	2	61
Glatfelter	1	4

HB Fuller Co.	-	4
International Paper Co.	-	1
Koppers Holdings Inc.	1	7
Lubrizol Corp.	-	10
MeadWestvaco Corp.	1	6
Monsanto Co.	1	100
Olin Corp.	-	3
OM Group Inc.	1	10
Owens-Illinois Inc.	-	3
Praxair Inc.	1	67
Reliance Steel & Aluminum Co.	-	8
Rock-Tenn Co. - Class A	-	8
Rockwood Holdings Inc.	2	12
RPM International Inc.	-	3
RTI International Metals Inc.	1	7
Sensient Technologies Corp.	-	9
Steel Dynamics Inc.	1	6
Terra Industries Inc.	-	6
Texas Industries Inc.	-	3
Titanium Metals Corp.	1	4
Wausau Paper Corp.	-	1
Westlake Chemical Corp.	1	6
Weyerhaeuser Co.	1	29
WR Grace & Co.	2	14
		690
TELECOMMUNICATION SERVICES - 0.2%
American Tower Corp.	2	52
Centennial Communications Corp.	1	8
Cogent Communications Group Inc.	-	1
Crown Castle International Corp.	1	12
Frontier Communications Corp.	1	4
MetroPCS Communications Inc.	1	14
Premiere Global Services Inc.	1	7
SBA Communications Corp.	1	14
tw telecom inc.	1	4
		116
UTILITIES - 1.4%
AES Corp.	2	12
American Electric Power Co. Inc.	2	43
American States Water Co.	-	7
Black Hills Corp.	-	2
CMS Energy Corp.	2	19
Consolidated Edison Inc.	1	48
Dominion Resources Inc.	2	62
Duke Energy Corp.	3	49
El Paso Electric Co.	-	3
Energen Corp.	-	6
EQT Corp.	1	22
Exelon Corp.	2	82

FPL Group Inc.	1	61
ITC Holdings Corp.	-	4
NiSource Inc.	1	9
NV Energy Inc.	-	3
Pinnacle West Capital Corp.	-	3
PNM Resources Inc.	1	7
Progress Energy Inc.	1	44
Public Service Enterprise Group Inc.	2	44
Questar Corp.	1	15
SCANA Corp.	-	9
Sempra Energy	1	32
Southern Co.	3	92
Southwest Gas Corp.	-	6
Westar Energy Inc.	-	2
Wisconsin Energy Corp.	-	14
		700

Total Common Stock Sold Short - 16.5% (proceeds $8,223)		$ 8,034

JNL/Eagle Core Equity Fund
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 17.2%
Comcast Corp. - Class A	126	$ 1,718
Home Depot Inc.	36	849
Macy's Inc.	84	752
Omnicom Group Inc.	49	1,152
Staples Inc.	109	1,979
Viacom Inc. - Class B (c)	55	958
		7,408
CONSUMER STAPLES - 4.9%
CVS Caremark Corp.	77	2,129

ENERGY - 9.3%
BP Plc - ADR	31	1,256
ConocoPhillips	26	1,017
EOG Resources Inc.	16	849
Schlumberger Ltd.	22	899
		4,021
FINANCIALS - 8.7%
American Express Co.	25	345
Bank of America Corp.	58	392
Goldman Sachs Group Inc.	6	647
JPMorgan Chase & Co.	16	414
MetLife Inc.	12	273
Morgan Stanley	31	695
State Street Corp.	13	388
SunTrust Banks Inc.	12	146
Wells Fargo & Co.	33	467
		3,767

HEALTH CARE - 15.9%
Covidien Ltd.	24	801
Genzyme Corp. (c)	14	802
Johnson & Johnson	36	1,883
Pfizer Inc.	131	1,779
UnitedHealth Group Inc.	37	765
Zimmer Holdings Inc. (c)	22	810
		6,840
INDUSTRIALS - 5.8%
General Electric Co.	77	777
Tyco International Ltd.	57	1,121
United Technologies Corp.	14	609
		2,507
INFORMATION TECHNOLOGY - 28.0%
Adobe Systems Inc. (c)	43	916
Analog Devices Inc.	35	665
Apple Inc. (c)	7	730
Applied Materials Inc.	166	1,789
Cisco Systems Inc. (c)	43	723
Dell Inc. (c)	52	493
eBay Inc. (c)	76	950
Electronic Arts Inc. (c)	81	1,478
Intel Corp.	85	1,284
Microsoft Corp.	94	1,723
Nortel Networks Corp. (c)	6	1
Oracle Corp. (c)	24	442
Texas Instruments Inc.	55	904
		12,098
TELECOMMUNICATION SERVICES - 3.6%
Sprint Nextel Corp. (c)	428	1,528

Total Common Stocks (cost $59,794)		40,298

WARRANTS - 0.0%
Raytheon Co. Warrant (c)	1	8

Total Warrants (cost $0)		8

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	$ 2	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $2)		-

SHORT TERM INVESTMENTS - 6.7%
Mutual Funds - 6.7%
JNL Money Market Fund, 0.31% (a) (h)	2,912	2,912

Total Short Term Investments (cost $2,912)		2,912

Total Investments - 100.1% (cost $62,708)		43,218
Other Assets and Liabilities, Net - (0.1%)		(42)
Total Net Assets - 100%		$ 43,176

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.3%
American Public Education Inc. (c)	21	$ 864
Bally Technologies Inc. (c)	198	3,649
BJ's Restaurants Inc. (c) (e)	211	2,938
Genesco Inc. (c) (e)	237	4,454
John Wiley & Sons Inc.	28	839
K12 Inc. (c) (e)	32	444
NetFlix Inc. (c) (e)	82	3,510
Penn National Gaming Inc. (c)	53	1,277
Shuffle Master Inc. (c)	393	1,128
Universal Electronics Inc. (c)	223	4,044
WMS Industries Inc. (c) (e)	81	1,688
		24,835
CONSUMER STAPLES - 0.8%
Herbalife Ltd.	79	1,191

ENERGY - 7.6%
Alpha Natural Resources Inc. (c) (e)	111	1,965
Core Laboratories NV	27	1,995
Lufkin Industries Inc.	103	3,911
Oceaneering International Inc. (c)	62	2,273
OYO Geospace Corp. (c) (e)	114	1,490
		11,634
FINANCIALS - 4.9%
Cash America International Inc.	200	3,125
First Commonwealth Financial Corp. (e)	156	1,379
Investment Technology Group Inc. (c)	79	2,016
S&T Bancorp Inc. (e)	46	971
		7,491
HEALTH CARE - 25.5%
Amedisys Inc. (c) (e)	42	1,158
American Medical Systems Holdings Inc. (c)	375	4,182
BioMarin Pharmaceutical Inc. (c) (e)	145	1,792
Bio-Rad Laboratories Inc. - Class A (c)	8	533
Centene Corp. (c)	189	3,412
Cubist Pharmaceuticals Inc. (c) (e)	89	1,449
Cutera Inc. (c)	202	1,293
Eclipsys Corp. (c) (e)	428	4,338
Genoptix Inc. (c)	65	1,764
Hansen Medical Inc. (c) (e)	58	233
Icon Plc - ADR (c)	185	2,980
Lincare Holdings Inc. (c) (e)	120	2,609
MWI Veterinary Supply Inc. (c)	38	1,088

Myriad Genetics Inc. (c) (e)	49	2,229
Onyx Pharmaceuticals Inc. (c)	36	1,037
Perrigo Co.	48	1,188
Thoratec Corp. (c) (e)	249	6,384
Vital Images Inc. (c)	101	1,139
		38,808
INDUSTRIALS - 13.7%
Copart Inc. (c)	50	1,495
FTI Consulting Inc. (c) (e)	98	4,860
Geo Group Inc. (c) (e)	186	2,469
Hexcel Corp. (c)	174	1,142
Landstar System Inc.	54	1,804
Monster Worldwide Inc. (c) (e)	164	1,340
Northwest Pipe Co. (c)	93	2,659
Ritchie Bros. Auctioneers Inc.	105	1,954
Waste Connections Inc. (c)	124	3,174
		20,897
INFORMATION TECHNOLOGY - 25.6%
Advanced Energy Industries Inc. (c)	164	1,233
Ansys Inc. (c)	112	2,819
Coherent Inc. (c) (e)	148	2,560
Compellent Technologies Inc. (c)	309	3,355
Dolby Laboratories Inc. - Class A (c) (e)	59	2,002
DTS Inc. (c)	21	509
EMS Technologies Inc. (c)	225	3,933
Factset Research Systems Inc. (e)	34	1,706
Informatica Corp. (c)	99	1,316
Internet Capital Group Inc. (c)	158	635
Lender Processing Services Inc.	61	1,854
Macrovision Solutions Corp. (c) (e)	202	3,590
Netezza Corp. (c)	270	1,834
Novell Inc. (c)	292	1,246
Quality Systems Inc. (e)	77	3,482
TIBCO Software Inc. (c)	664	3,899
Varian Semiconductor Equipment Associates Inc. (c)	140	3,035
		39,008
MATERIALS - 5.3%
CF Industries Holdings Inc.	27	1,890
Huntsman Corp.	729	2,282
Quaker Chemical Corp.	64	507
Terra Industries Inc.	120	3,382
		8,061

Total Common Stocks (cost $192,851)		151,925

SHORT TERM INVESTMENTS - 20.2%
Mutual Funds - 1.8%
JNL Money Market Fund, 0.31% (a) (h)	2,725	2,725

Securities Lending Collateral - 18.4%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	28,945	28,013
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,272	-
		28,013

Total Short Term Investments (cost $32,942)		30,738

Total Investments - 119.9% (cost $225,793)		182,663
Other Assets and Liabilities, Net - (19.9%)		(30,373)
Total Net Assets - 100%		$ 152,290

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT FUNDS - 99.9%
JNL/Franklin Templeton Global Growth Fund (82.8%) (a)	33,339	$ 176,032
JNL/Franklin Templeton Income Fund (44.2%) (a)	26,191	186,217
JNL/Franklin Templeton Mutual Shares Fund (71.7%) (a)	30,383	168,322

Total Investment Funds (cost $891,476)		530,571

Total Investments - 99.9% (cost $891,476)		530,571
Other Assets and Liabilities, Net - 0.1%		595
Total Net Assets - 100%		$ 531,166

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 90.8%
CONSUMER DISCRETIONARY - 16.7%
Accor SA (e)	25	$ 874
Bayerische Motoren Werke AG	62	1,793
Chico's FAS Inc. (c)	275	1,477
Comcast Corp. - Class A	30	409
Comcast Corp. - Special Class A (e)	242	3,111
Compagnie Generale des Etablissements Michelin	27	1,012
Compass Group Plc	141	645
Expedia Inc. (c)	87	790
Focus Media Holding Ltd. - ADR (c) (e)	16	109
Harley-Davidson Inc. (e)	62	829
Home Depot Inc.	43	1,009
Hyundai Motor Co.	31	1,253
Inditex SA	24	937
Kingfisher Plc	774	1,663
News Corp. - Class A	398	2,633
Pearson Plc	194	1,956
Reed Elsevier NV	171	1,827
Target Corp.	40	1,360
Time Warner Cable Inc. (e)	40	998
Time Warner Inc.	114	2,196
Toyota Motor Corp.	70	2,230
USS Co. Ltd.	19	816
Viacom Inc. - Class B (c)	89	1,555

Vivendi SA	124	3,280
Walt Disney Co.	47	850
		35,612
CONSUMER STAPLES - 1.9%
Nestle SA	43	1,449
Premier Foods Plc (e)	2,220	1,091
Tesco Plc	299	1,431
		3,971
ENERGY - 8.1%
Aker Solutions ASA	50	325
BG Group Plc	45	687
BP Plc	503	3,401
Chevron Corp.	6	411
El Paso Corp. (e)	223	1,395
ENI SpA	117	2,275
OAO Gazprom - ADR	59	870
Royal Dutch Shell Plc - Class B	142	3,117
SBM Offshore NV (e)	45	598
Total SA (e)	82	4,053
		17,132
FINANCIALS - 8.7%
ACE Ltd.	25	994
American Express Co.	66	895
Aviva Plc	459	1,424
Bank of New York Mellon Corp.	16	447
Cheung Kong Holdings Ltd.	99	853
HSBC Holdings Plc (e)	288	1,590
ICICI Bank Ltd. - ADR	25	328
ING Groep NV	132	726
Intesa Sanpaolo SpA	580	1,596
JPMorgan Chase & Co.	16	424
KB Financial Group Inc. - ADR (c) (e)	40	970
Mitsubishi UFJ Financial Group Inc.	164	808
Muenchener Rueckversicherungs AG	9	1,078
Progressive Corp. (c)	141	1,897
Standard Life Plc (t) (v)	310	738
Sumitomo Mitsui Financial Group Inc.	14	489
Swire Pacific Ltd.	139	927
Torchmark Corp.	30	787
UBS AG (c)	66	623
UniCredit SpA	516	852
		18,446
HEALTH CARE - 18.4%
Abbott Laboratories	16	777
Amgen Inc. (c)	134	6,646
Boston Scientific Corp. (c)	341	2,708
Bristol-Myers Squibb Co.	25	539
Covidien Ltd.	93	3,088
GlaxoSmithKline Plc	248	3,866

Lonza Group AG (c) (e)	9	849
Merck & Co. Inc.	80	2,150
Merck KGaA (c) (e)	20	1,754
Novartis AG	88	3,321
Olympus Corp.	33	539
Pfizer Inc.	260	3,541
Quest Diagnostics Inc. (e)	62	2,941
Roche Holding AG	18	2,448
Sanofi-Aventis SA	69	3,894
		39,061
INDUSTRIALS - 10.8%
Adecco SA (e)	37	1,144
BAE Systems Plc	154	739
Deutsche Post AG	126	1,355
Ebara Corp. (c) (e)	500	1,109
Empresa Brasileira de Aeronautica SA - ADR	40	525
FedEx Corp.	46	2,067
General Electric Co.	143	1,446
Koninklijke Philips Electronics NV (e)	85	1,251
Pitney Bowes Inc.	62	1,446
Randstad Holdings NV (e)	49	840
Shanghai Electric Group Co. Ltd. (e)	2,294	661
Siemens AG	52	2,950
Tyco International Ltd.	129	2,524
United Parcel Service Inc. - Class B	72	3,557
Wolseley Plc (c)	426	1,409
		23,023
INFORMATION TECHNOLOGY - 16.4%
Accenture Ltd.	196	5,392
Cisco Systems Inc. (c)	129	2,166
Flextronics International Ltd. (c)	246	710
FUJIFILM Holdings Corp.	48	1,048
Konica Minolta Holdings Inc.	114	989
Microsoft Corp.	240	4,409
Nintendo Co. Ltd.	2	527
Oracle Corp. (c)	356	6,433
Samsung Electronics Co. Ltd. - GDR (s) (t) (u)	2	486
Samsung Electronics Co. Ltd. - GDR (t)	17	3,487
SAP AG	65	2,294
Seagate Technology Inc. (e)	203	1,219
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	415	3,715
Telefonaktiebolaget LM Ericsson - Class B	86	702
Tyco Electronics Ltd.	114	1,254
		34,831
MATERIALS - 1.7%
Alcoa Inc.	142	1,042
CRH Plc	80	1,715
Svenska Cellulosa AB	90	683
UPM-Kymmene Oyj (e)	60	347
		3,787
TELECOMMUNICATION SERVICES - 8.1%
AT&T Inc.	26	646
China Telecom Corp. Ltd. - ADR (e)	12	503
France Telecom SA	124	2,831
Singapore Telecommunications Ltd.	1,805	3,009
Sprint Nextel Corp. (c)	465	1,659
Telefonica SA	119	2,376
Telekom Austria AG	155	2,345
Turkcell Iletisim Hizmet AS - ADR	94	1,159
Vodafone Group Plc	1,554	2,738
		17,266

Total Common Stocks (cost $345,431)		193,129

RIGHTS - 0.0%
HSBC Holdings Plc (c)	-	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 13.7%
Mutual Funds - 6.8%
JNL Money Market Fund, 0.31% (a) (h)	14,471	14,471

Securities Lending Collateral - 6.9%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	15,100	14,614
Mellon GSL Reinvestment Trust II (d) (f) (u)	527	-
		14,614

Total Short Term Investments (cost $30,098)		29,085

Total Investments - 104.5% (cost $375,529)		222,214
Other Assets and Liabilities, Net - (4.5%)		(9,522)
Total Net Assets - 100%		$ 212,692

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 27.4%
CONSUMER DISCRETIONARY - 0.2%
Comcast Corp. - Class A	68	$ 923

ENERGY - 2.6%
Canadian Oil Sands Trust (e)	250	4,808
ConocoPhillips	100	3,916
Spectra Energy Corp.	165	2,327
		11,051
FINANCIALS - 2.7%
Bank of America Corp.	415	2,830
Barclays Plc	150	319
Duke Realty Corp. (e)	35	192
HSBC Holdings Plc	300	1,700
iStar Financial Inc. (e)	85	238
JPMorgan Chase & Co.	90	2,392
Wells Fargo & Co. (e)	250	3,554
		11,225
HEALTH CARE - 2.6%
Merck & Co. Inc.	200	5,350
Pfizer Inc.	400	5,448
		10,798
INFORMATION TECHNOLOGY - 1.7%
Intel Corp.	300	4,515
Maxim Integrated Products Inc.	200	2,642
		7,157
MATERIALS - 1.4%
Barrick Gold Corp.	17	564
Newmont Mining Corp.	123	5,492
		6,056
TELECOMMUNICATION SERVICES - 0.9%
AT&T Inc.	150	3,781

UTILITIES - 15.3%
AGL Resources Inc.	100	2,653
Ameren Corp. (e)	100	2,319
American Electric Power Co. Inc. (e)	100	2,526
Consolidated Edison Inc. (e)	80	3,169
Dominion Resources Inc.	130	4,029
Duke Energy Corp.	375	5,370
FirstEnergy Corp.	70	2,702
FPL Group Inc. (e)	64	3,257
NiSource Inc.	40	392
PG&E Corp. (e)	180	6,880
Pinnacle West Capital Corp.	100	2,656
Portland General Electric Co.	150	2,638
Progress Energy Inc.	115	4,170
Public Service Enterprise Group Inc.	170	5,010
Sempra Energy	76	3,510
Southern Co. (e)	150	4,593

TECO Energy Inc. (e)	200	2,230
Xcel Energy Inc. (e)	350	6,520
		64,624

Total Common Stocks (cost $179,384)		115,615

PREFERRED STOCKS - 4.8%
CONSUMER DISCRETIONARY - 0.1%
General Motors Corp., 6.25%, Series C	100	254

ENERGY - 0.5%
SandRidge Energy Inc., Convertible Preferred, 8.50%, 12/31/49 (p) (t) (v)	21	2,024

FINANCIALS - 2.8%
Bank of America Corp., Convertible Preferred, 7.25%, Series L, 12/31/49 (p)	5	2,110
Citigroup Inc., 6.50%, Series T (callable at $50 on 02/15/15) (e) (p)	73	1,994
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25.00 on 12/31/12) (e) (p)	186	85
Federal National Mortgage Association, 5.38% (callable at 105,000 on 05/29/09) (p)	-	67
Federal National Mortgage Association, 6.75%, Series Q (callable at 25 beginning 09/30/10) (p)	100	50
Federal National Mortgage Association, 8.25% (callable at 25.00 beginning 12/31/10) (e) (p)	65	46
Federal National Mortgage Association, Convertible Preferred, 8.75%, 05/13/11 (e)	91	95
Federal National Mortgage Association, 7.63%, Series R (callable at 25 beginning 11/21/12) (p)	143	105
FelCor Lodging Trust Inc., Convertible Preferred, Series A, 12/31/49 (p)	60	238
GMAC LLC, 7.00% (callable at 1,000 beginning 12/31/11) (k) (p) (t) (v)	2	368
Goldman Sachs Group Inc., Convertible Preferred, 9.00%, 08/18/09 (t) (v)	43	1,305
Goldman Sachs Group Inc., Convertible Preferred, 12.50%, 04/01/10 (t) (v)	80	2,737
Legg Mason Inc., Convertible Preferred, 7.00%, 06/30/11	75	1,365
Washington Mutual Inc., Convertible Preferred, 7.75%, Series R, 12/31/49 (d) (e) (p)	-	2
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L, 12/31/49 (p)	3	1,437
		12,004
HEALTH CARE - 1.0%
Schering-Plough Corp., Convertible Preferred, 6.00%, 08/13/10	20	4,210

UTILITIES - 0.4%
CMS Energy Trust I, Convertible Preferred, 7.75%, 07/15/27	60	1,733

Total Preferred Stocks (cost $51,100)		20,225

RIGHTS - 0.1%
HSBC Holdings Plc (c)	125	252

Total Rights (cost $0)		252

CORPORATE BONDS AND NOTES - 58.8%
CONSUMER DISCRETIONARY - 10.6%
Bausch & Lomb Inc., Delayed Draw Term Loan, 6.51%, 04/26/15 (i) (u)	$ 120	103
Bausch & Lomb Inc., Delayed Draw Term Loan, 8.14%, 04/26/15 (i)	120	103
Bausch & Lomb Inc., Delayed Draw Term Loan, 8.27%, 04/26/15 (i) (u)	948	810
Cablevision Systems Corp., 8.00%, 04/15/12 (e) (k)	4,500	4,376

CCH I Holdings LLC, 13.50%, 01/15/14 (d) (e) (k)	5,000	56
CCH I Holdings LLC, 11.75%, 05/15/14 (d) (e) (k)	7,000	79
CCH I LLC, 11.00%, 10/01/15 (d) (e)	2,800	301
Charter Communications Holdings II LLC, 10.25%, 09/15/10 (d) (e)	7,000	6,300
Clear Channel Communications Inc. Term Loan B, 6.50%, 11/13/15 (i) (u)	8,000	3,080
Dex Media Inc., 8.00%, 11/15/13	2,250	281
Dex Media Inc., 9.00%, 11/15/13 (k)	5,000	625
DirecTV Holdings LLC, 7.63%, 05/15/16 (e)	4,700	4,606
DISH DBS Corp., 7.75%, 05/31/15	5,000	4,600
Dollar General Corp., 10.63%, 07/15/15 (e)	4,500	4,489
Dollar General Corp., 11.88%, 07/15/17 (e) (k)	2,000	1,965
General Motors Corp., 8.38%, 07/15/33 (e)	1,200	144
Hertz Corp., 8.88%, 01/01/14	4,000	2,425
Hertz Corp., 10.50%, 01/01/16 (e)	500	218
Idearc Inc. Term Loan, 16.50%,11/17/13 (u)	1,975	727
KB Home, 5.75%, 02/01/14 (e)	2,000	1,582
Lamar Media Corp., 9.75%, 04/01/14 (e) (t) (v)	1,600	1,558
MGM Mirage Inc., 6.75%, 04/01/13 (e)	2,900	1,015
MGM Mirage Inc., 13.00%, 11/15/13 (e) (t) (v)	1,500	1,118
R.H. Donnelley Corp., 6.88%, 01/15/13 (e)	2,500	138
R.H. Donnelley Corp., 8.88%, 01/15/16	5,500	316
R.H. Donnelley Corp., 8.88%, 10/15/17	4,000	220
Univision Communications Inc., 9.75%, 03/15/15 (t) (v)	3,750	375
US Investigations Services Inc., Term Loan, 5.55%, 04/01/15 (i) (u)	3,940	3,211
		44,821
CONSUMER STAPLES - 2.8%
Altria Group Inc., 8.50%, 11/10/13 (e)	1,500	1,627
Altria Group Inc., 9.70%, 11/10/18	3,500	3,810
Altria Group Inc., 9.25%, 08/06/19 (e) (l)	3,300	3,528
Anheuser-Busch InBev Worldwide Inc., 7.20%, 01/15/14 (t) (v)	1,500	1,572
Tyson Foods Inc., 10.50%, 03/01/14 (e) (t) (v)	1,500	1,529
		12,066
ENERGY - 12.1%
Callon Petroleum Co., 9.75%, 12/08/10	1,925	770
Chesapeake Energy Corp., 9.50%, 02/15/15	2,500	2,431
Chesapeake Energy Corp., 6.50%, 08/15/17	4,000	3,260
Chesapeake Energy Corp., 6.25%, 01/15/18 (e)	2,200	1,716
Chesapeake Energy Corp., 7.25%, 12/15/18	5,000	4,106
El Paso Corp., 12.00%, 12/12/13	1,600	1,684
El Paso Corp., 7.25%, 06/01/18	3,500	2,975
El Paso Corp., 7.75%, 01/15/32	1,000	745
Forest Oil Corp., 8.50%, 02/15/14 (t) (v)	1,500	1,391
Mariner Energy Inc., 7.50%, 04/15/13	2,000	1,480
Newfield Exploration Co., 6.63%, 04/15/16	2,500	2,238
PetroHawk Energy Corp., 10.50%, 08/01/14 (t) (v)	2,000	1,990
PetroHawk Energy Corp., 7.88%, 06/01/15 (t) (v)	3,200	2,816
Petroplus Finance Ltd., 7.00%, 05/01/17 (t) (v)	1,000	720
Pioneer Natural Resources Co., 6.65%, 03/15/17	1,500	1,138
Pioneer Natural Resources Co., 6.88%, 05/01/18	2,000	1,470

Plains Exploration & Production Co., 7.75%, 06/15/15	1,500	1,290
Sabine Pass LNG LP, 7.25%, 11/30/13 (e)	1,350	952
Sabine Pass LNG LP, 7.50%, 11/30/16	3,000	2,010
SESI LLC, 6.88%, 06/01/14	1,370	1,110
Texas Competitive Electric Holdings Co. LLC, Term Loan, 5.96%, 10/24/14 (i) (u)	405	268
Texas Competitive Electric Holdings Co. LLC, Term Loan, 6.24%, 10/24/14 (i) (u)	2,560	1,694
Texas Competitive Electric Holdings Co. LLC, Term Loan, 6.48%, 10/24/14 (i) (u)	1,987	1,315
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	5,000	2,500
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16	4,000	1,480
Valero Energy Corp., 9.38%, 03/15/19	1,500	1,549
W&T Offshore Inc., 8.25%, 6/15/14 (t) (v)	3,000	1,920
Weatherford International Ltd., 9.63%, 03/01/19	1,500	1,551
Weatherford International Ltd., 9.88%, 03/01/39	1,500	1,475
Williams Cos. Inc., 8.75%, 01/15/20 (t) (v)	1,000	995
		51,039
FINANCIALS - 15.6%
Allison Term Loan, 5.47%, 08/07/14 (i) (u)	165	111
Allison Term Loan, 5.74%, 08/07/14 (i) (u)	1,795	1,207
American Express Co., 7.00%, 03/19/18	1,000	882
American Express Credit Corp., 7.30%, 08/20/13 (e)	3,000	2,785
Duke Realty Corp., 5.95%, 02/15/17	1,500	897
Ford Motor Credit Co. LLC, 7.38%, 10/28/09	10,050	9,013
Ford Motor Credit Co. LLC, 7.88%, 06/15/10	7,500	6,198
Ford Motor Credit Co. LLC, 9.75%, 09/15/10 (k)	2,000	1,645
Ford Motor Credit Co. LLC, 9.88%, 08/10/11	1,000	757
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	1,000	712
GMAC LLC, 7.75%, 01/19/10 (t) (v)	6,000	5,041
GMAC LLC, 6.88%, 09/15/11 (t) (v)	2,532	1,799
Goldman Sachs Group Inc., 7.50%, 02/15/19	2,000	1,996
Host Hotels & Resorts LP, 6.88%, 11/01/14	1,500	1,155
Host Hotels & Resorts LP, 6.38%, 03/15/15	3,500	2,590
Host Hotels & Resorts LP, 6.75%, 06/01/16	1,000	730
iStar Financial Inc., 5.15%, 03/01/12	500	180
iStar Financial Inc., 1.94%, 10/01/12 (i)	4,500	1,361
iStar Financial Inc., 8.63%, 06/01/13 (e)	5,000	1,600
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (p)	8,000	5,141
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)	2,800	357
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (t) (v)	5,000	2,450
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,000	782
Morgan Stanley, 5.30%, 03/01/13	2,500	2,404
RBS Global & Rexnord LLC, 9.50%, 08/01/14	1,250	1,012
Simon Property Group LP, 10.35%, 04/01/19	4,000	3,888
Vanguard Health Holding Co. I LLC, 11.25%, 10/01/15 (k)	1,000	830
Vornado Realty Trust, 2.85%, 04/01/27	1,500	1,125
Washington Mutual Preferred Funding LLC, 9.75%, (callable at 100 beginning 12/15/17) (d) (p) (t) (v)	1,500	-
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (p)	900	429
Wells Fargo Capital XV, 9.75% (callable at 100 beginning 09/26/13) (e) (p)	4,500	3,285
Woodside Finance Ltd., 8.13%, 03/01/14 (e) (t) (v)	2,500	2,494
Woodside Finance Ltd., 8.75%, 03/01/19 (t) (v)	1,000	985
		65,841

HEALTH CARE - 5.5%
Community Health Systems Inc., 8.88%, 07/15/15		4,000	3,780
HCA Inc., 6.38%, 01/15/15		1,500	982
HCA Inc., 9.25%, 11/15/16		600	546
Mylan Inc., 3.75%, 09/15/15 (t) (v)		1,500	1,699
Tenet Healthcare Corp., 7.38%, 02/01/13		1,000	795
Tenet Healthcare Corp., 9.25%, 02/01/15 (e) (k)		9,000	6,930
Tenet Healthcare Corp., 9.00%, 05/01/15 (t) (v)		3,500	3,378
Tenet Healthcare Corp., 10.00%, 05/01/18 (t) (v)		3,500	3,386
US Oncology Holdings Inc., 6.90%, 03/15/12 (i)		2,798	1,679
			23,175
INDUSTRIALS - 3.3%
Allied Waste North America Inc., 6.13%, 02/15/14		500	470
Allied Waste North America Inc., 7.38%, 04/15/14		5,000	4,738
Allied Waste North America Inc., 7.13%, 05/15/16		1,400	1,306
Ceridian Corp., 11.25%, 11/15/15		4,000	1,680
JohnsonDiversey Holdings Inc., 10.67%, 05/15/13 (k)		2,000	1,500
Novelis Inc., Term Loan, 3.46%, 07/07/14 (i) (u)		480	305
RBS Global & Rexnord LLC, 11.75%, 08/01/16 (e)		1,500	915
RBS Global & Rexnord LLC, 8.88%, 09/01/16		500	375
Rexnord Holdings Inc. Term Loan, 9.68%, 03/01/13 (f) (i) (t) (u)		2,822	847
Terex Corp., 8.00%, 11/15/17 (e)		2,000	1,620
			13,756
INFORMATION TECHNOLOGY - 3.9%
Advanced Micro Devices Inc., 5.75%, 08/15/12 (t) (v)		4,000	1,770
Anixter International Inc., 10.00%, 03/15/14		500	464
CEVA Group Plc, 10.00%, 09/01/14 (t) (v)		3,000	1,148
First Data Corp., Term Loan, 5.45%, 09/24/14 (i) (u)		215	146
First Data Corp., Term Loan, 5.55%, 09/24/14 (i) (u)		1,760	1,191
First Data Corp., Term Loan, 5.23%, 10/01/14 (i) (u)		3,715	2,517
First Data Corp., Term Loan, 5.45%, 10/01/14 (i) (u)		225	153
First Data Corp., 9.88%, 09/24/15 (e)		5,500	3,218
Freescale Semiconductor Inc., Term Loan, 12.50%, 12/15/14 (i) (u)		3,894	2,088
Freescale Semiconductor Inc., 10.13%, 12/15/16		885	159
Nortel Networks Ltd., 10.75%, 07/15/16 (d) (e) (t) (v)		2,400	432
Sanmina-SCI Corp., 6.75%, 03/01/13 (e)		1,200	468
Sanmina-SCI Corp., 8.13%, 03/01/16		1,500	525
Sungard Data Systems Inc., 10.63%, 05/15/15 (t) (v)		2,500	2,188
			16,467
MATERIALS - 0.8%
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17		2,000	1,870
Ineos Group Holdings Plc, 7.88%, 02/15/16 (t) (v)	EUR	2,250	223
JohnsonDiversey Inc., 9.63%, 05/15/12		300	272
Nortek Inc., 10.00%, 12/01/13		2,000	835
			3,200
TELECOMMUNICATION SERVICES - 0.4%
Crown Castle International Corp., 9.00%, 01/15/15 (e)		1,500	1,504
Digicel Group Ltd., 8.88%, 01/15/15 (e) (t) (v)		500	321
			1,825

UTILITIES - 3.8%
Arizona Public Service Co., 8.75%, 03/01/19 (e)	1,000	1,004
Dominion Resources Inc., 8.88%, 01/15/19	1,000	1,132
Dynegy Holdings Inc., 6.88%, 04/01/11 (e)	2,500	2,225
Dynegy Holdings Inc., 8.75%, 02/15/12 (e)	2,000	1,740
Dynegy Holdings Inc., 7.50%, 06/01/15	1,225	835
Dynegy Holdings Inc., 7.75%, 06/01/19	2,000	1,300
Energy Future Holdings Corp., 11.25%, 11/01/17	4,100	1,732
Illinois Power Corp., 9.75%, 11/15/18 (e)	2,500	2,722
Public Service Co. of New Mexico., 7.95%, 05/15/18	2,500	2,194
Sempra Energy, 8.90%, 11/15/13	1,000	1,087
		15,971

Total Corporate Bonds and Notes (cost $352,089)		248,161

SHORT TERM INVESTMENTS - 20.7%
Mutual Funds - 7.2%
JNL Money Market Fund, 0.31% (a) (h)	30,625	30,625

Securities Lending Collateral - 13.5%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	58,654	56,765
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,285	-
		56,765

Total Short Term Investments (cost $90,564)		87,390

Total Investments - 111.8% (cost $673,137)		471,643
Other Assets and Liabilities, Net - (11.8%)		(49,702)
Total Net Assets - 100%		$ 421,941

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 83.6%
CONSUMER DISCRETIONARY - 9.6%
Cerberus Capital Management LP (f) (s) (u)	888	$ 244
Cerberus Capital Management LP (f) (s) (u)	888	244
Cerberus Capital Management LP (f) (s) (u)	444	122
Comcast Corp. - Special Class A	459	5,912
Daimler AG	30	766
Dana Holding Corp. (c)	11	5
Eastman Kodak Co.	163	620
Goodyear Tire & Rubber Co. (c)	77	485
H&R Block Inc.	47	851
Harley-Davidson Inc.	25	340
Harrah's Investment LP (f) (s) (u)	39	-
Hillenbrand Inc.	28	442
Lear Corp. (c)	47	36
Mattel Inc.	249	2,872
News Corp. - Class A	513	3,399
Time Warner Cable Inc.	29	709

Time Warner Inc.	114	2,198
Viacom Inc. - Class B (c)	122	2,123
Virgin Media Inc.	229	1,099
		22,467
CONSUMER STAPLES - 24.0%
Altria Group Inc.	183	2,930
British American Tobacco Plc	261	6,049
Brown-Forman Corp. - Class B	20	794
Cadbury Plc	272	2,057
Carlsberg A/S	20	833
Carrefour SA	66	2,568
Coca-Cola Enterprises Inc.	70	923
CVS Caremark Corp.	221	6,066
Dr. Pepper Snapple Group Inc. (c)	113	1,912
General Mills Inc.	34	1,683
Groupe Danone	28	1,365
Imperial Tobacco Group Plc	221	4,980
Japan Tobacco Inc.	1	1,756
Kraft Foods Inc. - Class A	161	3,596
Kroger Co.	143	3,031
KT&G Corp.	25	1,393
Lorillard Inc.	13	783
Nestle SA	139	4,694
Pernod-Ricard SA	44	2,448
Philip Morris International Inc.	37	1,323
Reynolds American Inc.	95	3,391
Wal-Mart Stores Inc.	35	1,807
		56,382
ENERGY - 6.5%
Baker Hughes Inc.	34	962
BP Plc	201	1,360
Exterran Holdings Inc. (c)	46	736
Marathon Oil Corp.	123	3,237
Noble Energy Inc.	20	1,079
Pride International Inc. (c)	34	619
Royal Dutch Shell Plc - Class A	128	2,872
Total SA	32	1,583
Transocean Ltd. (c)	48	2,838
		15,286
FINANCIALS - 9.5%
ACE Ltd.	52	2,117
Alexander's Inc.	6	1,094
Alleghany Corp. (c)	5	1,332
Berkshire Hathaway Inc. - Class B (c) (n)	3	8,624
CIT Group Inc.	3	8
Conseco Inc. (c)	77	71
Forestar Group Inc. (c)	26	198
Guaranty Bancorp (c)	49	85
Intesa Sanpaolo SpA	309	850

Link Real Estate Investment Trust	510	1,010
Old Republic International Corp.	122	1,315
St. Joe Co. (c)	21	352
Travelers Cos. Inc.	32	1,295
Ventas Inc.	20	459
White Mountains Insurance Group Ltd.	14	2,444
Zurich Financial Services AG	7	1,182
		22,436
HEALTH CARE - 5.6%
Community Health Systems Inc. (c)	60	918
MDS Inc.	65	303
Novartis AG	51	1,928
Schering-Plough Corp.	154	3,636
Tenet Healthcare Corp. (c)	496	575
Valeant Pharmaceutical International (c)	52	924
Wyeth	113	4,868
		13,152
INDUSTRIALS - 7.8%
A P Moller - Maersk A/S	-	1,426
ACE Aviation Holdings Inc. - Class A (c)	45	196
Delta Air Lines Inc. (c)	66	370
Federal Signal Corp.	54	285
GenCorp Inc. (c)	37	78
Keppel Corp. Ltd.	340	1,124
Koninklijke Philips Electronics NV	97	1,421
Orkla ASA	521	3,583
Owens Corning Inc. (c)	67	606
Parker Hannifin Corp.	27	903
Siemens AG	44	2,507
SKF AB - Class B	81	706
TNT NV	44	752
Tyco International Ltd.	84	1,649
United Technologies Corp.	61	2,633
		18,239
INFORMATION TECHNOLOGY - 7.3%
Alliance Data Systems Corp. (c)	41	1,527
Dell Inc. (c)	313	2,967
Diebold Inc.	16	352
LSI Corp. (c)	486	1,478
Maxim Integrated Products Inc.	114	1,504
Microsoft Corp.	304	5,593
Motorola Inc.	409	1,729
Tyco Electronics Ltd.	115	1,270
Yahoo! Inc. (c)	57	727
		17,147
MATERIALS - 5.5%
AK Steel Holding Corp.	42	296
Anglo American Plc	63	1,069
ArcelorMittal - NYS	44	874

Cliffs Natural Resources Inc.	33	592
Domtar Corp. (c)	301	286
International Paper Co.	189	1,327
Koninklijke DSM NV	50	1,318
Linde AG	36	2,462
MeadWestvaco Corp.	39	467
Mondi Ltd.	2	6
Temple-Inland Inc.	76	408
Weyerhaeuser Co.	143	3,930
		13,035
TELECOMMUNICATION SERVICES - 3.7%
Koninklijke KPN NV	161	2,146
Qwest Communications International Inc.	1,290	4,411
Telefonica SA	108	2,163
		8,720
UTILITIES - 4.1%
Constellation Energy Group Inc.	82	1,694
E.ON AG	111	3,096
Entergy Corp.	18	1,240
Exelon Corp.	46	2,072
GDF Suez	38	1,291
NRG Energy Inc. (c)	19	338
		9,731

Total Common Stocks (cost $345,026)		196,595

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Dana Holding Corp. (f) (u)	1	9

Total Preferred Stocks (cost $91)		9

OTHER EQUITY INTERESTS - 0.0%
Northwest Airlines Corp., Contingent Distribution (f) (w)	725	-

Total Other Equity Interests (cost $1)		-

CORPORATE BONDS AND NOTES - 3.8%
CONSUMER DISCRETIONARY - 1.3%
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u)	$ 780	214
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u)	780	214
Cerberus Capital Management LP, 12.00%, 07/31/14 (f) (s) (u)	390	107
Charter Communications Inc., Incremental Term Loan, 0.01%, 03/06/14 (i) (u)	343	280
Charter Communications Operating LLC. 3.87%, 03/06/14 (u)	2,009	1,786
Dana Corp., 6.50%, 03/01/09 (f) (u)	72	-
Dana Corp., 7.00%, 03/15/09 (f) (u)	115	-
Dana Corp., 5.85%, 01/15/15 (f) (u)	65	-
Pontus I, 05/27/09 (f) (s) (u)	288	86
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09 (f) (s) (u)	255	32

Pontus II Trust, 9.14%, 06/25/09 (f) (s) (u)	127	16
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09 (f) (s) (u)	260	176
Spectrum Brands Inc. Letter of Credit, 04/01/13 (u)	4	3
Spectrum Brands Inc. Term Loan B, 04/01/13 (i) (u)	70	50
Tropicana Entertainment LLC, 9.63%, 12/15/14 (d)	1,130	3
Trump Entertainment Resorts Inc., 8.50%, 06/01/15 (d)	245	20
		2,987
ENERGY - 0.8%
Boston Generating LLC, Term Loan, 3.64%, 12/21/13 (u)	16	10
Boston Generating LLC, Term Loan, 3.64%, 12/21/13 (u)	56	34
Boston Generating LLC, Term Loan B, 6.01%, 12/21/13 (i) (u)	247	149
Texas Competitive Electric Holdings Co. LLC, Term Loan B1, 4.87%, 10/10/14 (i) (u)	1,449	958
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 5.37%, 10/10/14 (i) (u)	228	151
Texas Competitive Electric Holdings Co. LLC, Term Loan, 4.87%, 11/01/15 (i) (u)	703	463
		1,765
FINANCIALS - 0.2%
Realogy Corp., Term Loan, 5.35%, 10/10/13 (i) (u)	999	516

INDUSTRIALS - 0.1%
Quebecor World Inc., Term Loan, 07/21/09 (i) (u)	424	364

INFORMATION TECHNOLOGY - 0.3%
First Data Corp., Term Loan, 09/24/14 (i) (u)	423	287
First Data Corp., Term Loan, 5.55%, 09/24/14 (i) (u)	111	76
First Data Corp., Term Loan, 5.35%, 10/01/14 (i) (u)	440	298
		661
UTILITIES - 1.1%
Calpine Corp., Term Loan, 03/29/14 (i) (u)	3,414	2,615

Total Corporate Bonds and Notes (cost $12,162)		8,908

SHORT TERM INVESTMENTS - 13.1%
Federal Home Loan Bank - 2.1%
Federal Home Loan Bank, 2.85%, 04/15/09 (n)	3,000	2,997
Federal Home Loan Bank, 2.87%, 05/13/09 (n)	2,000	1,993
		4,990
Mutual Funds - 11.0%
JNL Money Market Fund, 0.31% (a) (h)	25,760	25,760

Total Short Term Investments (cost $30,750)		30,750

Total Investments - 100.5% (cost $388,030)		236,262
Total Securities Sold Short - (1.1%) (proceeds $2,615)		(2,496)
Other Assets and Liabilities, Net - 0.6%		1,277
Total Net Assets - 100%		$ 235,043

Securities Sold Short
Common Stocks - 1.1%
HEALTH CARE - 1.1%

Merck & Co. Inc.	37	$ 978
Pfizer Inc.	111	1,518

Total Common Stock Sold Short - 1.1% (proceeds $2,615)		$ 2,496

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 18.7%
Autoliv Inc.	35	$ 641
Brown Shoe Co. Inc. (e)	113	423
Brunswick Corp. (e)	111	382
Christopher & Banks Corp.	125	511
DR Horton Inc. (e)	78	757
Ethan Allen Interiors Inc. (e)	53	597
Fred's Inc. (e)	90	1,015
Gentex Corp. (e)	67	665
Group 1 Automotive Inc. (e)	50	695
Gymboree Corp. (c)	8	171
Hooker Furniture Corp. (e)	40	335
J.C. Penney Co. Inc.	56	1,124
La-Z-Boy Inc. (e)	139	174
M/I Homes Inc. (e)	55	384
MDC Holdings Inc.	37	1,149
Men's Wearhouse Inc. (e)	68	1,022
Pier 1 Imports Inc. (c)	76	43
Regis Corp.	30	434
Russ Berrie & Co. Inc. (c)	27	35
Saks Inc. (c) (e)	108	202
Thor Industries Inc. (e)	80	1,248
Timberland Co. - Class A (c)	7	88
Tuesday Morning Corp. (c) (e)	166	210
Warnaco Group Inc. (c)	29	701
West Marine Inc. (c) (e)	80	428
Winnebago Industries Inc.	76	404
Zale Corp. (c) (e)	85	166
		14,004
CONSUMER STAPLES - 1.7%
Casey's General Stores Inc.	49	1,295

ENERGY - 7.3%
Arch Coal Inc. (e)	10	134
Atwood Oceanics Inc. (c)	25	415
Bristow Group Inc. (c) (e)	40	859
CARBO Ceramics Inc. (e)	2	56
Global Industries Ltd. (c) (e)	115	440
Helix Energy Solutions Group Inc. (c) (e)	75	386
Oil States International Inc. (c)	32	423
Overseas Shipholding Group Inc. (e)	12	272
Rowan Cos. Inc. (e)	78	928

Teekay Corp. (e)	35	491
Tidewater Inc. (e)	12	446
Unit Corp. (c) (e)	30	621
		5,471
FINANCIALS - 16.9%
American National Insurance Co.	10	529
Arthur J Gallagher & Co.	17	280
Aspen Insurance Holdings Ltd.	86	1,936
Chemical Financial Corp. (e)	32	666
Corus Bankshares Inc. (c) (e)	130	35
Erie Indemnity Co. - Class A	24	820
IPC Holdings Ltd.	44	1,176
Montpelier Re Holdings Ltd. (e)	112	1,454
Old Republic International Corp. (e)	184	1,991
Peoples Bancorp Inc.	2	30
Protective Life Corp. (e)	98	515
RLI Corp.	18	914
StanCorp Financial Group Inc.	29	654
Syncora Holdings Ltd. (c) (e)	104	26
TrustCo Bank Corp. (e)	203	1,222
Zenith National Insurance Corp.	16	395
		12,643
HEALTH CARE - 2.3%
STERIS Corp.	20	456
Teleflex Inc.	22	844
West Pharmaceutical Services Inc. (e)	12	406
		1,706
INDUSTRIALS - 28.7%
ABM Industries Inc. (e)	69	1,127
American Woodmark Corp. (e)	32	564
AO Smith Corp.	10	252
Apogee Enterprises Inc.	102	1,116
Applied Industrial Technologies Inc.	23	380
Astec Industries Inc. (c) (e)	11	291
Brady Corp. - Class A	38	673
Briggs & Stratton Corp. (e)	46	761
Carlisle Cos. Inc.	48	942
CIRCOR International Inc.	13	300
CNH Global NV (c) (e)	9	88
EMCOR Group Inc. (c)	27	455
Franklin Electric Co. Inc. (e)	32	717
Gardner Denver Inc. (c)	33	707
Genesee & Wyoming Inc. - Class A (c)	54	1,152
Gibraltar Industries Inc.	100	472
Graco Inc. (e)	48	811
Kansas City Southern (c) (e)	3	43
Kennametal Inc.	51	827
Lincoln Electric Holdings Inc.	22	688
Mine Safety Appliances Co. (e)	45	901
Mueller Industries Inc.	66	1,436

Nordson Corp. (e)	25	722
Powell Industries Inc. (c)	7	244
Roper Industries Inc.	20	849
Simpson Manufacturing Co. Inc.	50	901
SkyWest Inc.	78	969
Timken Co.	12	168
Trinity Industries Inc. (e)	66	599
Universal Forest Products Inc. (e)	67	1,780
Wabash National Corp.	149	183
Watts Water Technologies Inc. (e)	17	333
		21,451
INFORMATION TECHNOLOGY - 4.8%
Benchmark Electronics Inc. (c)	122	1,364
Cohu Inc.	67	482
Diebold Inc.	8	159
Mettler Toledo International Inc. (c)	13	672
Omnivision Technologies Inc. (c)	54	365
Rofin-Sinar Technologies Inc. (c)	34	540
		3,582
MATERIALS - 9.8%
Airgas Inc.	28	947
AptarGroup Inc. (e)	9	286
Cabot Corp.	39	410
Gerdau AmeriSteel Corp. (e)	132	405
Glatfelter	75	468
Reliance Steel & Aluminum Co.	46	1,203
RPM International Inc.	87	1,108
Steel Dynamics Inc.	112	985
United States Steel Corp. (e)	5	105
Westlake Chemical Corp. (e)	98	1,440
		7,357
UTILITIES - 3.7%
Atmos Energy Corp.	15	346
Energen Corp.	28	801
NV Energy Inc.	163	1,527
		2,674

Total Common Stocks (cost $121,324)		70,183

SHORT TERM INVESTMENTS - 31.4%
Mutual Funds - 7.9%
JNL Money Market Fund, 0.31% (a) (h)	5,950	5,950

Securities Lending Collateral - 23.5%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	18,131	17,548
Mellon GSL Reinvestment Trust II (d) (f) (u)	636	-
		17,548

Total Short Term Investments (cost $24,717)		23,498

Total Investments - 125.3% (cost $146,041)		93,681
Other Assets and Liabilities, Net - (25.3%)		(18,910)
Total Net Assets - 100%		$ 74,771

JNL/Goldman Sachs Core Plus Bond Fund
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (f) (u)	491	$ 5

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (u)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (e) (f) (s) (u)	2	4

Total Common Stocks (cost $379)		9

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
TCR Holdings - Class B (f)	-	-
TCR Holdings - Class C (f)	-	-
TCR Holdings - Class D (f)	1	-
TCR Holdings - Class E (f)	1	-
		-

Total Preferred Stocks (cost $0)		-

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.3%
Adjustable Rate Mortgage Trust REMIC, 5.00%, 04/25/35 (i)	$ 443	245
Airplanes Pass-Through Trust, 10.88%, 03/15/12 (d) (f)	247	-
American Home Mortgage Assets Trust REMIC, 2.52%, 02/25/47 (i)	4,202	1,272
Amortizing Residential Collateral Trust REMIC, 1.73%, 08/25/32 (i)	82	29
Asset Backed Securities Corp. Home Equity REMIC, 2.46%, 04/15/33 (i)	53	25
Banc of America Commercial Mortgage Inc. REMIC, 5.41%, 09/10/47	4,700	3,436
Banc of America Funding Corp. REMIC, 5.83%, 06/20/36 (i)	2,522	1,240
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36 (i)	1,121	908
Banc of America Funding Corp. REMIC, 0.83%, 06/20/47 (i)	1,700	295
Banc of America Mortgage Securities Inc. REMIC, 4.80%, 09/25/35 (i)	1,599	1,210
BCAP LLC Trust REMIC, 1.16%, 11/25/36 (i)	961	510
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.86%, 04/25/34 (i)	542	361
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.79%, 11/25/34 (i)	1,584	1,158
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.07%, 06/25/35 (i)	1,744	1,009
Bear Stearns Alt-A Trust II REMIC, 6.23%, 09/25/47 (i)	3,375	1,422
Carrington Mortgage Loan Trust REMIC, 0.75%, 12/25/35 (i)	207	195
Chase Mortgage Finance Corp. REMIC, 4.16%, 02/25/37 (i)	724	460
CIT Mortgage Loan Trust REMIC, 1.52%, 05/25/09 (f) (i) (t) (u)	1,744	1,351
CIT Mortgage Loan Trust REMIC, 1.77%, 01/25/10 (f) (i) (t) (u)	700	210
CIT Mortgage Loan Trust REMIC, 1.97%, 09/25/24 (f) (i) (t) (u)	1,280	352

Citigroup Mortgage Loan Trust Inc. REMIC, 5.66%, 12/25/35 (i)	1,966	920
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32	400	366
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	273	237
Countrywide Alternative Loan Trust REMIC, 3.32%, 09/25/35 (i)	331	130
Countrywide Alternative Loan Trust REMIC, 3.20%, 11/25/47 (i)	4,769	1,452
Countrywide Asset-Backed Certificates REMIC, 1.77%, 06/25/34 (i)	198	16
Countrywide Home Equity Loan Trust REMIC, 0.76%, 05/15/36 (i)	1,473	251
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 5.27%, 02/19/34 (i)	683	454
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.54%, 11/20/34 (i)	572	310
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.90%, 08/20/35 (i)	2,467	1,362
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	4,196	2,510
Credit Suisse Mortgage Capital Certificates REMIC, 5.55%, 02/15/39 (i)	3,060	2,481
Credit Suisse Mortgage Capital Certificates REMIC, 5.47%, 09/15/39	6,000	3,965
Deutsche Bank Alternate Loan Trust REMIC, 4.94%, 08/25/35 (i)	1,008	803
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 2.74%, 03/19/46 (i)	578	186
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 2.74%, 03/19/47 (i)	578	125
First Horizon Asset Securities Inc. Pass-Through Trust REMIC, 4.75%, 07/25/33 (i)	244	201
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 0.56%, 05/17/32 (i) (s) (u)	10,431	111
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)	958	333
GSMPS Mortgage Loan Trust, 2.71%, 02/25/35 (i) (s) (t) (u)	172	103
GSR Mortgage Loan Trust REMIC, 4.73%, 10/25/35 (i)	764	367
Harborview Mortgage Loan Trust REMIC, 0.89%, 06/20/35 (i)	1,451	588
Harborview Mortgage Loan Trust REMIC, 5.73%, 12/19/35 (i)	1,369	611
Harborview Mortgage Loan Trust REMIC, 0.81%, 01/19/36 (i)	1,507	567
Harborview Mortgage Loan Trust REMIC, 5.97%, 08/19/36 (i)	2,810	1,139
HFC Home Equity Loan Asset Backed Certificates REMIC, 1.75%, 11/20/36 (i)	2,075	1,322
Impac CMB Trust REMIC, 0.84%, 03/25/35 (i)	202	86
IndyMac Index Mortgage Loan Trust REMIC, 0.83%, 06/25/34 (i)	463	280
IndyMac Index Mortgage Loan Trust REMIC, 5.13%, 03/25/35 (i)	828	434
IndyMac Index Mortgage Loan Trust REMIC, 5.27%, 08/25/35 (i)	906	505
IndyMac Index Mortgage Loan Trust REMIC, 5.37%, 09/25/35 (i)	1,247	698
IndyMac Index Mortgage Loan Trust REMIC, 0.73%, 05/25/46 (i)	1,379	491
JPMorgan Chase & Co. Mortgage Funding Trust REMIC, 0.68%, 12/25/36 (i)	3,833	1,438
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	7,000	5,312
LB-UBS Commercial Mortgage Trust, 6.65%, 11/15/27	6,000	6,043
LB-UBS Commercial Mortgage Trust REMIC, 5.32%, 09/15/39	1,000	720
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	5,806	2,985
Lehman XS Trust REMIC, 0.78%, 02/25/46 (i)	2,820	1,020
Lehman XS Trust REMIC, 1.37%, 09/25/47 (i)	1,875	680
Luminent Mortgage Trust REMIC, 0.71%, 07/25/36 (i)	1,261	430
Luminent Mortgage Trust REMIC, 0.71%, 05/25/46 (i)	817	309
MASTR Adjustable Rate Mortgages Trust REMIC, 5.65%, 10/25/34 (i)	355	157
MASTR Adjustable Rate Mortgages Trust REMIC, 5.58%, 12/25/34 (i)	115	65
MASTR Adjustable Rate Mortgages Trust REMIC, 4.85%, 01/25/36 (i)	1,318	887
MASTR Adjustable Rate Mortgages Trust REMIC, 3.02%, 12/25/46 (i)	4,529	1,393
MASTR Seasoned Securities Trust REMIC, 5.54%, 10/25/32 (i)	427	291
Mid-State Trust, 7.34%, 07/01/35	257	213
Merit Securities Corp. REMIC, 2.02%, 09/28/32 (i) (t) (u)	419	301
Morgan Stanley Capital I REMIC, 5.21%, 11/14/42 (i)	1,500	1,171
Morgan Stanley Mortgage Loan Trust REMIC, 4.83%, 08/25/34 (i)	241	141

Morgan Stanley Mortgage Loan Trust REMIC, 5.70%, 03/25/36 (i)	2,293	1,063
Morgan Stanley Mortgage Loan Trust REMIC, 0.64%, 10/25/36 (i)	212	193
Residential Accredit Loans Inc. REMIC, 6.55%, 10/25/37 (i)	4,763	1,542
Residential Accredit Loans Inc. REMIC, 2.82%, 01/25/46 (i)	1,594	650
Residential Funding Mortgage Securities I Inc. REMIC, 4.78%, 08/25/35 (i)	878	441
Residential Funding Mortgage Securities I Inc. REMIC, 5.18%, 09/25/35 (i)	1,399	902
Sail Net Interest Margin Notes, 7.75%, 04/27/33 (t) (u)	6	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34 (t) (u)	45	-
SLM Student Loan Trust, 1.17%, 10/25/17 (i)	558	557
Structured Adjustable Rate Mortgage Loan Trust REMIC, 4.38%, 05/25/34 (i)	752	458
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.25%, 09/25/34 (i)	322	203
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.45%, 11/25/34 (i)	1,472	891
Structured Asset Mortgage Investments Inc. REMIC, 5.40%, 08/25/35 (i)	143	67
Structured Asset Mortgage Investments Inc. REMIC, 3.32%, 08/25/47 (i)	4,730	1,760
Structured Asset Securities Corp. REMIC, 4.46%, 09/25/33 (i)	960	693
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.96%, 10/25/36 (i)	845	801
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.18%, 06/25/34 (i)	1,122	868
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.04%, 12/25/35 (i)	2,516	1,615
Washington Mutual Mortgage Pass-Through Certificates REMIC, 5.51%, 09/25/36 (i)	1,737	963
Washington Mutual Mortgage Pass-Through Certificates REMIC, 0.75%, 04/25/45 (i)	212	85
Wells Fargo Alternative Loan Trust REMIC, 6.60%, 12/28/37 (i)	4,046	1,893
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.54%, 02/25/35 (i)	3,092	2,376
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.24%, 04/25/36 (i) (u)	739	447

Total Non-U.S. Government Agency Asset-Backed Securities (cost $143,261)		81,116

CORPORATE BONDS AND NOTES - 23.6%
CONSUMER DISCRETIONARY - 1.8%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	975	1,043
Comcast Corp., 5.50%, 03/15/11	375	380
Comcast Holdings Corp., 10.63%, 07/15/12	875	963
COX Communications Inc., 7.88%, 08/15/09	1,475	1,495
CSC Holdings Inc., 6.75%, 04/15/12	250	241
Dex Media West LLC, 9.88%, 08/15/13	196	39
DirecTV Holdings LLC, 8.38%, 03/15/13	130	131
DISH DBS Corp., 6.63%, 10/01/14	575	515
Hertz Corp., 8.88%, 01/01/14	65	39
Las Vegas Sands Corp., 6.38%, 02/15/15 (e)	225	106
MGM Mirage Inc., 6.75%, 09/01/12 (e)	205	72
MGM Mirage Inc., 7.63%, 01/15/17 (e)	360	128
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	100	32
News America Inc., 6.65%, 11/15/37	300	225
Pinnacle Entertainment Inc., 8.75%, 10/01/13	175	154
R.H. Donnelley Corp., 11.75%, 05/15/15 (t) (u)	246	32
Rainbow National Services LLC, 10.38%, 09/01/14 (t) (u)	80	82
Reed Elsevier Capital Inc., 8.63%, 01/15/19 (l)	1,125	1,153
Sealy Mattress Co., 8.25%, 06/15/14 (e)	175	64
Sinclair Television Group Inc., 8.00%, 03/15/12 (e)	35	19
Station Casinos Inc., 6.50%, 02/01/14 (d) (s) (u)	100	5

Station Casinos Inc., 6.88%, 03/01/16 (d) (s) (u)	15	1
Station Casinos Inc., 7.75%, 08/15/16 (d) (s) (u)	60	14
Thomson Reuters Corp., 6.50%, 07/15/18	1,375	1,281
Time Warner Cable Inc., 8.75%, 02/14/19	525	557
Time Warner Cable Inc., 6.55%, 05/01/37	1,750	1,473
Videotron Ltee, 6.38%, 12/15/15	125	113
		10,357
CONSUMER STAPLES - 1.7%
Altria Group Inc., 9.70%, 11/10/18	1,475	1,606
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19 (t) (v)	2,075	2,069
BAT International Finance Plc, 9.50%, 11/15/18 (t) (v)	1,150	1,307
CVS Caremark Corp., 5.75%, 06/01/17	975	951
General Mills Inc., 5.65%, 02/15/19	825	840
Kraft Foods Inc., 6.50%, 08/11/17	625	644
Philip Morris International Inc., 5.65%, 05/16/18	2,325	2,310
		9,727
ENERGY - 4.1%
Canadian Natural Resources Ltd., 5.15%, 02/01/13	900	854
Canadian Natural Resources Ltd., 6.25%, 03/15/38	825	635
Chesapeake Energy Corp., 6.63%, 01/15/16	275	229
Chesapeake Energy Corp., 6.50%, 08/15/17 (e)	275	224
Compagnie Generale de Geophysique-Veritas, 7.50%, 05/15/15	80	63
Compagnie Generale de Geophysique-Veritas, 7.75%, 05/15/17	190	145
Dresser-Rand Group Inc., 7.38%, 11/01/14 (k)	213	183
El Paso Corp., 7.88%, 06/15/12 (e)	325	309
El Paso Corp., 7.80%, 08/01/31	33	25
El Paso Corp., 7.75%, 01/15/32	515	384
Energy Transfer Partners LP, 5.95%, 02/01/15	1,850	1,677
Energy Transfer Partners LP, 6.70%, 07/01/18	1,525	1,380
Enterprise Products Operating LLC, 6.50%, 01/31/19	1,475	1,355
Enterprise Products Operating LLC, 7.03%, 01/15/68 (i)	775	484
EXCO Resources Inc., 7.25%, 01/15/11	250	194
Gulf South Pipeline Co. LP, 6.30%, 08/15/17 (t) (v)	1,200	1,003
Kerr-McGee Corp., 6.95%, 07/01/24	310	238
Magellan Midstream Partners LP, 6.40%, 07/15/18	1,775	1,587
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,750	1,512
Nexen Inc., 6.40%, 05/15/37	1,200	851
ONEOK Partners LP, 6.65%, 10/01/36	1,225	917
ONEOK Partners LP, 6.85%, 10/15/37 (e)	375	287
OPTI Canada Inc., 8.25%, 12/15/14	105	47
Peabody Energy Corp., 6.88%, 03/15/13	80	78
Petroleos Mexicanos, 8.00%, 05/03/19 (t) (v)	1,940	1,892
Southern Natural Gas Co., 5.90%, 04/01/17 (k) (t) (v)	120	105
TEPPCO Partners LP, 6.65%, 04/15/18 (e)	1,500	1,290
TransCanada Pipelines Ltd., 7.63%, 01/15/39	1,125	1,112
Transocean Inc., 6.80%, 03/15/38	850	747
Valero Energy Corp., 7.50%, 04/15/32	1,500	1,177
Whiting Petroleum Corp., 7.00%, 02/01/14	150	112
Williams Cos. Inc., 7.13%, 09/01/11 (e)	50	50

Williams Cos. Inc., 7.63%, 07/15/19		75	70
Williams Cos. Inc., 7.88%, 09/01/21		100	92
XTO Energy Inc., 6.50%, 12/15/18		1,950	1,937
			23,245
FINANCIALS - 10.4%
ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (p) (t) (v)		1,075	892
Bank of America Corp., 5.42%, 03/15/17		1,300	790
Bank of America Corp., 5.75%, 12/01/17		225	189
Bear Stearns Cos. Inc., 7.25%, 02/01/18		4,250	4,389
Chubb Corp., 6.50%, 05/15/38 (e)		375	360
Chubb Corp., 6.38%, 03/29/67 (i)		825	471
Citigroup Inc., 4.13%, 02/22/10		1,840	1,776
Citigroup Inc., 5.88%, 05/29/37		1,325	1,018
Citigroup Inc., 6.88%, 03/05/38		975	850
CNA Financial Corp., 7.25%, 11/15/23		1,500	898
Countrywide Home Loans Inc., 5.63%, 07/15/09		1,050	1,044
Countrywide Home Loans Inc., 4.13%, 09/15/09		650	642
El Paso Performance-Linked Trust, 7.75%, 07/15/11 (t) (u)		1,290	1,237
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15 (e)		1,275	1,006
Ford Motor Credit Co. LLC, 6.57%, 06/15/11 (i)		600	423
Host Hotels & Resorts LP, 7.13%, 11/01/13 (e)		50	40
Host Hotels & Resorts LP, 6.38%, 03/15/15		195	144
HSBC Holdings Plc, 6.80%, 06/01/38		2,650	2,253
ING Capital Funding Trust III, 8.44% (callable at 100 beginning 12/31/10) (p)		1,575	459
International Lease Finance Corp., 4.95%, 02/01/11		700	462
John Deere Capital Corp., 2.88%, 06/19/12 (e)		5,950	6,102
JPMorgan Chase & Co., 6.63%, 03/15/12 (e)		1,168	1,141
JPMorgan Chase & Co., 6.40%, 10/02/17		150	146
JPMorgan Chase & Co., 6.00%, 01/15/18		2,050	2,071
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (p)		2,050	1,317
Merrill Lynch & Co. Inc., 5.45%, 02/05/13		1,275	1,045
Merrill Lynch & Co. Inc., 6.40%, 08/28/17 (e)		700	502
MetLife Capital Trust X, 9.25%, 04/08/38 (i) (t) (v)		500	280
Morgan Stanley, 2.00%, 09/22/11		4,500	4,526
Morgan Stanley, 5.75%, 08/31/12		675	653
Morgan Stanley, 5.95%, 12/28/17		825	749
Morgan Stanley, 6.63%, 04/01/18		2,775	2,646
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (p)		1,310	878
Nebco Evans Holding Co., 12.38%, 07/15/07 (d) (f)		350	-
PNC Bank NA, 6.88%, 04/01/18		975	951
PNC Funding Corp., 1.88%, 06/22/11		5,300	5,328
Resona Preferred Global Securities Cayman Ltd., 7.19% (callable at 100 beginning 07/30/15) (p) (t) (v)		1,525	702
Royal Bank of Scotland Group Plc, 9.12% (callable at 100 beginning 03/31/10) (p)		1,025	502
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/17) (p) (t) (v)		775	341
Simon Property Group LP, 6.13%, 05/30/18 (e)		2,325	1,828
SLM Corp., 5.13%, 08/27/12		1,500	808
Swiss Re Capital I LP, 6.85% (callable at 100 beginning on 05/25/16) (p) (t) (v)		1,175	358
Travelers Cos. Inc., 6.25%, 03/15/37 (i)		630	334
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 12/31/17 Moody’s Rating Ba1) (f) (t) (u)	BRL	1,620	296

Wachovia Corp., 5.50%, 05/01/13	2,925	2,697
WEA Finance LLC, 7.13%, 04/15/18 (t) (v)	1,125	879
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (p)	1,450	691
White Mountains Re Group Inc., 6.38%, 03/20/17 (t) (v)	1,275	762
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (t) (u)	1,225	485
ZFS Finance USA Trust I, 6.15%, 12/15/65 (i) (t) (v)	725	313
		58,674
HEALTH CARE - 1.1%
DaVita Inc., 6.63%, 03/15/13	300	291
HCA Inc., 9.13%, 11/15/14 (e)	60	56
HCA Inc., 9.25%, 11/15/16	460	419
HCA Inc., 9.63%, 11/15/16	68	55
Pfizer Inc., 6.00%, 03/15/19	2,775	2,957
Roche Holdings Inc., 6.00%, 03/01/19 (t) (v)	2,500	2,573
		6,351
INDUSTRIALS - 0.4%
Allied Waste Industries Inc., 4.25%, 04/15/34 (e)	385	352
Cargill Inc., 5.20%, 01/22/13 (t) (u)	1,425	1,394
Corrections Corp. of America, 6.25%, 03/15/13	100	96
CSX Corp., 6.25%, 03/15/18	350	302
Interface Inc., 9.50%, 02/01/14	50	36
L-3 Communications Corp., 7.63%, 06/15/12	200	201
Radnor Holdings Corp., 11.00%, 03/15/10 (d) (s) (u)	125	-
Safety-Kleen Services Inc., 9.25%, 06/01/08 (d) (f) (s) (u)	375	1
		2,382
INFORMATION TECHNOLOGY - 0.2%
Sungard Data Systems Inc., 9.13%, 08/15/13	75	65
Tyco Electronics Group SA, 6.00%, 10/01/12 (l)	450	383
Xerox Corp., 5.50%, 05/15/12	1,050	909
		1,357
MATERIALS - 0.4%
ArcelorMittal, 6.13%, 06/01/18	1,875	1,356
Graphic Packaging International Corp., 9.50%, 08/15/13 (e)	190	136
Methanex Corp., 8.75%, 08/15/12	175	153
Owens Brockway Glass Container Inc., 8.25%, 05/15/13	375	377
Plastipak Holdings Inc., 8.50%, 12/15/15 (t) (v)	150	106
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	127
		2,255
TELECOMMUNICATION SERVICES - 2.3%
American Tower Corp., 7.50%, 05/01/12	125	126
AT&T Inc., 6.40%, 05/15/38	3,775	3,359
France Telecom SA, 7.75%, 03/01/11 (l)	1,975	2,115
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	335	290
Qwest Corp., 8.88%, 03/15/12 (k)	125	123
Rogers Communications Inc., 6.80%, 08/15/18	1,225	1,224
Telecom Italia Capital SA, 6.20%, 07/18/11	975	957
Telecom Italia Capital SA, 7.00%, 06/04/18	1,175	1,065
Telecom Italia Capital SA, 6.00%, 09/30/34	925	631
UBS Luxembourg SA for OJSC Vimpel Communications, 8.25%, 05/23/16	100	61
Verizon Communications Inc., 6.40%, 02/15/38 (e)	1,550	1,405

Verizon Wireless Capital LLC, 8.50%, 11/15/18 (t) (v)	975	1,114
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 04/30/13	700	430
Windstream Corp., 8.63%, 08/01/16	180	177
		13,077
UTILITIES - 1.2%
AES Corp., 9.38%, 09/15/10	250	246
AES Corp., 8.88%, 02/15/11	50	50
Commonwealth Edison Co., 5.80%, 03/15/18	625	592
Commonwealth Edison Co., 5.88%, 02/01/33	550	453
Commonwealth Edison Co., 5.90%, 03/15/36	625	512
FirstEnergy Corp., 7.38%, 11/15/31	240	195
Nevada Power Co., 7.13%, 03/15/19	1,175	1,154
NiSource Finance Corp., 10.75%, 03/15/16 (l)	600	607
NRG Energy Inc., 7.25%, 02/01/14	100	94
NRG Energy Inc., 7.38%, 02/01/16	485	451
Pacific Gas & Electric Co., 6.05%, 03/01/34	450	440
Pacific Gas & Electric Co., 5.80%, 03/01/37 (e)	300	285
Pacific Gas & Electric Co., 6.25%, 03/01/39	150	149
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,299
		6,527

Total Corporate Bonds and Notes (cost $154,639)		133,952

GOVERNMENT AND AGENCY OBLIGATIONS - 59.6%
GOVERNMENT SECURITIES - 3.6%
Sovereign - 1.4%
Farmer Mac Guaranteed Notes Trust, 5.13%, 04/19/17 (t) (v)	2,100	2,270
Indonesia Government International Bond, 11.63%, 03/04/19 (t) (v)	630	684
Peru Government International Bond, 7.13%, 03/30/19	1,130	1,139
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,528
Region of Lombardy Italy, 5.80%, 10/25/32 (e)	750	792
Tennessee Valley Authority, 5.98%, 04/01/36	1,250	1,423
		7,836
Treasury Inflation Index Securities - 2.2%
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (r)	3,118	3,352
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (r)	3,718	3,681
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27 (e) (r)	2,416	2,514
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28 (e) (r)	905	868
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28 (r)	1,877	2,173
		12,588
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 56.0%
Federal Farm Credit Bank - 0.9%
Federal Farm Credit Bank, 4.88%, 12/16/15	4,600	4,997

Federal Home Loan Bank - 1.5%
Federal Home Loan Bank, 5.50%, 07/15/36 (o)	2,000	2,283
Federal Home Loan Bank, 6.50%, 01/01/38	3,961	4,181
Federal Home Loan Bank, 6.50%, 12/01/38	2,032	2,143
		8,607

Federal Home Loan Mortgage Corp. - 12.7%
Federal Home Loan Mortgage Corp., 2.13%, 03/23/12	9,600	9,673
Federal Home Loan Mortgage Corp., 5.00%, 02/16/17 (o)	5,900	6,488
Federal Home Loan Mortgage Corp., 4.00%, 06/01/18	11,465	11,669
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19	7,319	7,571
Federal Home Loan Mortgage Corp., 3.75%, 03/27/19	2,800	2,838
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	303	314
Federal Home Loan Mortgage Corp., 5.00%, 12/01/35	736	761
Federal Home Loan Mortgage Corp., 5.00%, 12/01/35	321	332
Federal Home Loan Mortgage Corp., 5.50%, 01/01/36	68	71
Federal Home Loan Mortgage Corp., 5.50%, 01/01/36	325	338
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	270	280
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	2,714	2,807
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	2,517	2,602
Federal Home Loan Mortgage Corp., 5.00%, 06/01/36	1,343	1,389
Federal Home Loan Mortgage Corp., 5.00%, 06/01/36	3,237	3,347
Federal Home Loan Mortgage Corp., 6.00%, 11/01/36, TBA (g)	25	26
Federal Home Loan Mortgage Corp., 6.06%, 01/01/37 (i)	2,180	2,263
Federal Home Loan Mortgage Corp., 6.50%, 06/01/37	901	951
Federal Home Loan Mortgage Corp., 6.50%, 08/01/37	76	80
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37	28	30
Federal Home Loan Mortgage Corp., 6.00%, 09/01/37	33	35
Federal Home Loan Mortgage Corp., 6.00%, 10/01/37, TBA (g)	168	176
Federal Home Loan Mortgage Corp., 6.00%, 11/01/37, TBA (g)	94	99
Federal Home Loan Mortgage Corp., 6.00%, 11/01/37, TBA (g)	25	27
Federal Home Loan Mortgage Corp., 5.50%, 01/01/38	751	781
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38	23	24
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38	28	29
Federal Home Loan Mortgage Corp., 6.00%, 02/01/38	31	33
Federal Home Loan Mortgage Corp., 6.00%, 03/01/38	3,846	4,005
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38, TBA (g)	27	28
Federal Home Loan Mortgage Corp., 6.00%, 05/01/38, TBA (g)	3,737	3,911
Federal Home Loan Mortgage Corp., 5.50%, 07/01/38	126	131
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38	165	173
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38	168	176
Federal Home Loan Mortgage Corp., 6.00%, 07/01/38	24	26
Federal Home Loan Mortgage Corp., 6.00%, 08/01/38, TBA (g)	557	583
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	143	148
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38, TBA (g)	23	24
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38	33	34
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38	25	25
Federal Home Loan Mortgage Corp., 6.00%, 11/01/38	3,861	4,041
Federal Home Loan Mortgage Corp., 6.00%, 11/01/38	27	28
Federal Home Loan Mortgage Corp., 6.00%, 11/01/38, TBA (g)	354	371
Federal Home Loan Mortgage Corp., 6.00%, 12/01/38	962	1,007
Federal Home Loan Mortgage Corp., 6.00%, 12/01/38	972	1,018
Federal Home Loan Mortgage Corp., 5.50%, 01/01/39	102	106
Federal Home Loan Mortgage Corp., 5.50%, 01/01/39	212	220
Federal Home Loan Mortgage Corp., 6.00%, 02/01/39, TBA (g)	26	27
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21 (s) (u)	-	-

Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%) (k) (s) (u)	55	53
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%) (i) (k) (s) (u)	467	430
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%) (i) (k) (s) (u)	343	319
		71,918
Federal National Mortgage Association - 38.6%
Federal National Mortgage Association, 1.75%, 03/23/11 (e)	11,400	11,473
Federal National Mortgage Association, 5.38%, 06/12/17 (e)	1,600	1,786
Federal National Mortgage Association, 5.00%, 01/01/18	704	736
Federal National Mortgage Association, 5.00%, 02/01/18	515	538
Federal National Mortgage Association, 5.00%, 02/01/18	771	807
Federal National Mortgage Association, 5.00%, 03/01/18	919	960
Federal National Mortgage Association, 5.00%, 04/01/18	738	771
Federal National Mortgage Association, 5.00%, 05/01/18	735	768
Federal National Mortgage Association, 5.00%, 06/01/18	901	942
Federal National Mortgage Association, 5.00%, 06/01/18	839	877
Federal National Mortgage Association, 5.00%, 06/01/18	645	674
Federal National Mortgage Association, 5.00%, 06/01/18	714	746
Federal National Mortgage Association, 5.00%, 06/01/18	908	949
Federal National Mortgage Association, 5.00%, 06/01/18	944	986
Federal National Mortgage Association, 5.00%, 06/01/18	793	829
Federal National Mortgage Association, 5.00%, 06/01/18	767	802
Federal National Mortgage Association, 4.50%, 07/01/18	324	335
Federal National Mortgage Association, 4.50%, 07/01/18	263	272
Federal National Mortgage Association, 4.50%, 07/01/18	331	344
Federal National Mortgage Association, 4.50%, 07/01/18	373	387
Federal National Mortgage Association, 4.50%, 07/01/18	1,872	1,941
Federal National Mortgage Association, 5.00%, 07/01/18	675	706
Federal National Mortgage Association, 4.50%, 09/01/18	1,956	2,028
Federal National Mortgage Association, 4.50%, 09/01/18	320	332
Federal National Mortgage Association, 4.50%, 09/01/18	257	266
Federal National Mortgage Association, 4.50%, 09/01/18	535	555
Federal National Mortgage Association, 4.50%, 09/01/18	349	362
Federal National Mortgage Association, 4.50%, 09/01/18	545	565
Federal National Mortgage Association, 4.50%, 09/01/18	270	279
Federal National Mortgage Association, 4.50%, 09/01/18	244	253
Federal National Mortgage Association, 4.50%, 09/01/18	259	268
Federal National Mortgage Association, 5.00%, 09/01/18	906	947
Federal National Mortgage Association, 5.00%, 09/01/18	586	612
Federal National Mortgage Association, 5.00%, 10/01/18	617	645
Federal National Mortgage Association, 5.00%, 10/01/18	809	846
Federal National Mortgage Association, 5.00%, 10/01/18	565	591
Federal National Mortgage Association, 4.50%, 10/10/18	252	262
Federal National Mortgage Association, 4.50%, 10/10/18	314	326
Federal National Mortgage Association, 4.50%, 10/10/18	282	292
Federal National Mortgage Association, 5.00%, 11/01/18	644	673
Federal National Mortgage Association, 5.00%, 11/01/18	942	985
Federal National Mortgage Association, 5.00%, 11/01/18	705	737
Federal National Mortgage Association, 5.00%, 11/01/18	661	691
Federal National Mortgage Association, 5.00%, 11/01/18	798	834
Federal National Mortgage Association, 5.00%, 12/01/18	606	633

Federal National Mortgage Association, 5.00%, 12/01/18	565	591
Federal National Mortgage Association, 5.00%, 12/01/18	269	281
Federal National Mortgage Association, 5.00%, 12/01/18	596	623
Federal National Mortgage Association, 5.00%, 01/01/19	661	691
Federal National Mortgage Association, 5.00%, 01/01/19	978	1,022
Federal National Mortgage Association, 5.00%, 02/01/19	671	700
Federal National Mortgage Association, 6.50%, 02/01/19	3	3
Federal National Mortgage Association, 5.00%, 03/01/19	597	623
Federal National Mortgage Association, 5.00%, 03/01/19	829	867
Federal National Mortgage Association, 5.00%, 04/01/19	619	645
Federal National Mortgage Association, 5.00%, 04/01/19	719	750
Federal National Mortgage Association, 5.00%, 04/01/19	630	656
Federal National Mortgage Association, 5.00%, 04/01/19	625	652
Federal National Mortgage Association, 4.50%, 05/01/19	262	271
Federal National Mortgage Association, 4.50%, 05/01/19	324	336
Federal National Mortgage Association, 4.50%, 05/01/19	225	233
Federal National Mortgage Association, 4.50%, 05/01/19	139	144
Federal National Mortgage Association, 4.50%, 05/01/19	268	278
Federal National Mortgage Association, 4.50%, 05/01/19	278	288
Federal National Mortgage Association, 4.50%, 05/01/19	304	315
Federal National Mortgage Association, 4.50%, 05/01/19	370	383
Federal National Mortgage Association, 4.50%, 05/01/19	351	364
Federal National Mortgage Association, 4.50%, 05/01/19	384	398
Federal National Mortgage Association, 4.50%, 05/01/19	350	362
Federal National Mortgage Association, 4.50%, 05/01/19	288	298
Federal National Mortgage Association, 4.50%, 05/01/19	230	238
Federal National Mortgage Association, 5.00%, 05/01/19	659	687
Federal National Mortgage Association, 6.00%, 09/01/19	1,467	1,546
Federal National Mortgage Association, 5.41%, 10/09/19 (j)	800	417
Federal National Mortgage Association, 6.00%, 12/01/20	1,840	1,939
Federal National Mortgage Association, 6.00%, 11/01/21	609	638
Federal National Mortgage Association, 6.00%, 12/01/21	43	45
Federal National Mortgage Association, 6.00%, 02/01/23	739	775
Federal National Mortgage Association, 5.00%, 05/01/23	603	626
Federal National Mortgage Association, 4.50%, 06/01/23	120	124
Federal National Mortgage Association, 5.50%, 09/01/23	1,446	1,509
Federal National Mortgage Association, 5.50%, 09/01/23	2,101	2,193
Federal National Mortgage Association, 5.50%, 10/01/23	584	610
Federal National Mortgage Association, 4.50%, 11/01/23	251	258
Federal National Mortgage Association, 6.00%, 12/01/23	133	140
Federal National Mortgage Association, 6.50%, 02/01/26	4	4
Federal National Mortgage Association, 6.50%, 05/01/28	2	2
Federal National Mortgage Association, 6.50%, 02/01/29	274	289
Federal National Mortgage Association, 5.50%, 04/01/29	1	1
Federal National Mortgage Association, 8.00%, 08/01/29	2	2
Federal National Mortgage Association, 8.00%, 04/01/30	7	8
Federal National Mortgage Association, 8.00%, 07/01/30	14	15
Federal National Mortgage Association, 8.00%, 08/01/30	4	4
Federal National Mortgage Association, 8.00%, 10/01/30	59	64
Federal National Mortgage Association, 8.00%, 01/01/31	13	14

Federal National Mortgage Association, 8.00%, 01/01/31	33	36
Federal National Mortgage Association, 8.00%, 02/01/31	6	6
Federal National Mortgage Association, 6.00%, 03/01/32	-	1
Federal National Mortgage Association, 6.00%, 07/01/32	15	16
Federal National Mortgage Association, 7.00%, 07/01/32	20	22
Federal National Mortgage Association, 5.50%, 04/01/33, TBA (g)	3,202	3,337
Federal National Mortgage Association, 6.00%, 05/01/33	60	63
Federal National Mortgage Association, 5.50%, 09/01/33	18	19
Federal National Mortgage Association, 6.00%, 12/01/33	22	23
Federal National Mortgage Association, 5.50%, 02/01/34	23	24
Federal National Mortgage Association, 5.50%, 04/01/34	4	4
Federal National Mortgage Association, 5.50%, 06/01/34	1	1
Federal National Mortgage Association, 5.00%, 07/01/34	6,845	7,079
Federal National Mortgage Association, 5.50%, 08/01/34	38	40
Federal National Mortgage Association, 5.50%, 10/01/34	3	3
Federal National Mortgage Association, 5.50%, 12/01/34	258	268
Federal National Mortgage Association, 6.00%, 12/01/34	5	5
Federal National Mortgage Association, 6.00%, 02/01/35	149	156
Federal National Mortgage Association, 5.00%, 03/01/35, TBA (g)	20	20
Federal National Mortgage Association, 5.00%, 04/01/35, TBA (g)	79	82
Federal National Mortgage Association, 5.00%, 04/01/35, TBA (g)	30	31
Federal National Mortgage Association, 6.00%, 04/01/35	1,365	1,434
Federal National Mortgage Association, 6.00%, 04/01/35	35	37
Federal National Mortgage Association, 5.00%, 05/01/35, TBA (g)	516	533
Federal National Mortgage Association, 5.00%, 05/01/35, TBA (g)	16	17
Federal National Mortgage Association, 5.00%, 06/01/35	5,977	6,182
Federal National Mortgage Association, 5.00%, 06/01/35	375	388
Federal National Mortgage Association, 5.00%, 06/01/35, TBA (g)	72	75
Federal National Mortgage Association, 5.00%, 07/01/35, TBA (g)	29	30
Federal National Mortgage Association, 5.00%, 07/01/35, TBA (g)	68	70
Federal National Mortgage Association, 5.00%, 07/01/35, TBA (g)	59	61
Federal National Mortgage Association, 5.00%, 07/01/35, TBA (g)	28	29
Federal National Mortgage Association, 5.00%, 07/01/35, TBA (g)	25	25
Federal National Mortgage Association, 5.00%, 07/01/35, TBA (g)	105	109
Federal National Mortgage Association, 5.00%, 07/01/35, TBA (g)	31	32
Federal National Mortgage Association, 5.00%, 07/01/35, TBA (g)	29	30
Federal National Mortgage Association, 5.50%, 07/01/35	2	2
Federal National Mortgage Association, 6.00%, 07/01/35	200	210
Federal National Mortgage Association, 6.00%, 07/01/35	340	356
Federal National Mortgage Association, 5.00%, 08/01/35, TBA (g)	31	32
Federal National Mortgage Association, 5.00%, 08/01/35, TBA (g)	19	19
Federal National Mortgage Association, 5.00%, 08/01/35, TBA (g)	22	23
Federal National Mortgage Association, 5.00%, 08/01/35, TBA (g)	32	33
Federal National Mortgage Association, 5.50%, 08/01/35	4	4
Federal National Mortgage Association, 6.00%, 08/01/35	2	3
Federal National Mortgage Association, 6.00%, 08/01/35	171	179
Federal National Mortgage Association, 5.00%, 09/01/35	715	739
Federal National Mortgage Association, 5.00%, 09/01/35	206	213
Federal National Mortgage Association, 5.00%, 09/01/35	39	40

Federal National Mortgage Association, 5.00%, 09/01/35	249	258
Federal National Mortgage Association, 5.00%, 09/01/35, TBA (g)	23	24
Federal National Mortgage Association, 5.00%, 09/01/35, TBA (g)	28	29
Federal National Mortgage Association, 5.00%, 09/01/35, TBA (g)	28	29
Federal National Mortgage Association, 5.00%, 09/01/35, TBA (g)	32	33
Federal National Mortgage Association, 5.00%, 09/01/35, TBA (g)	47	49
Federal National Mortgage Association, 5.00%, 09/01/35, TBA (g)	28	29
Federal National Mortgage Association, 5.00%, 09/01/35, TBA (g)	32	34
Federal National Mortgage Association, 5.50%, 09/01/35	30	31
Federal National Mortgage Association, 5.00%, 10/01/35, TBA (g)	38	39
Federal National Mortgage Association, 5.00%, 10/01/35, TBA (g)	30	31
Federal National Mortgage Association, 5.00%, 10/01/35, TBA (g)	33	34
Federal National Mortgage Association, 5.00%, 10/01/35, TBA (g)	107	110
Federal National Mortgage Association, 3.79%, 11/01/35 (i)	223	228
Federal National Mortgage Association, 5.00%, 11/01/35, TBA (g)	22	23
Federal National Mortgage Association, 5.00%, 11/01/35, TBA (g)	31	33
Federal National Mortgage Association, 6.00%, 11/01/35	143	150
Federal National Mortgage Association, 6.00%, 11/01/35	313	328
Federal National Mortgage Association, 6.00%, 11/01/35	136	142
Federal National Mortgage Association, 5.00%, 12/01/35, TBA (g)	241	249
Federal National Mortgage Association, 5.50%, 12/01/35	18	19
Federal National Mortgage Association, 6.00%, 01/01/36	586	613
Federal National Mortgage Association, 5.00%, 02/01/36	412	427
Federal National Mortgage Association, 5.50%, 02/01/36	1	1
Federal National Mortgage Association, 6.00%, 02/01/36	54	56
Federal National Mortgage Association, 6.00%, 03/01/36	72	75
Federal National Mortgage Association, 6.00%, 03/01/36	121	127
Federal National Mortgage Association, 6.00%, 03/01/36	2	2
Federal National Mortgage Association, 6.00%, 04/01/36	142	148
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (g)	10,000	10,378
Federal National Mortgage Association, 4.16%, 05/01/36 (i)	1,380	1,395
Federal National Mortgage Association, 4.29%, 05/01/36 (i)	1,379	1,394
Federal National Mortgage Association, 6.00%, 05/01/36	27	28
Federal National Mortgage Association, 6.00%, 06/01/36	58	61
Federal National Mortgage Association, 4.19%, 07/01/36 (i)	1,320	1,330
Federal National Mortgage Association, 5.00%, 07/01/36, TBA (g)	35	36
Federal National Mortgage Association, 4.28%, 08/01/36 (i)	1,458	1,469
Federal National Mortgage Association, 6.00%, 08/01/36	120	125
Federal National Mortgage Association, 6.00%, 08/01/36	78	82
Federal National Mortgage Association, 6.00%, 08/01/36	647	674
Federal National Mortgage Association, 6.50%, 08/01/36	1,918	2,038
Federal National Mortgage Association, 4.16%, 09/01/36 (i)	1,408	1,420
Federal National Mortgage Association, 6.00%, 09/01/36	232	243
Federal National Mortgage Association, 6.00%, 09/01/36, TBA (g)	23	24
Federal National Mortgage Association, 6.50%, 09/01/36	52	55
Federal National Mortgage Association, 6.50%, 09/01/36	22	23
Federal National Mortgage Association, 6.00%, 10/01/36	572	599
Federal National Mortgage Association, 6.00%, 10/01/36	-	-
Federal National Mortgage Association, 6.00%, 10/01/36	37	39
Federal National Mortgage Association, 6.00%, 10/01/36, TBA (g)	21	22

Federal National Mortgage Association, 5.50%, 11/01/36	309	319
Federal National Mortgage Association, 6.00%, 11/01/36	141	148
Federal National Mortgage Association, 6.00%, 11/01/36	146	152
Federal National Mortgage Association, 6.00%, 11/01/36	-	-
Federal National Mortgage Association, 6.00%, 11/01/36, TBA (g)	231	241
Federal National Mortgage Association, 6.50%, 11/01/36	48	50
Federal National Mortgage Association, 5.00%, 12/01/36, TBA (g)	35	36
Federal National Mortgage Association, 5.50%, 12/01/36	22	23
Federal National Mortgage Association, 5.50%, 12/01/36	20	21
Federal National Mortgage Association, 5.50%, 12/01/36	12	12
Federal National Mortgage Association, 6.00%, 12/01/36	2	2
Federal National Mortgage Association, 6.00%, 12/01/36	12	13
Federal National Mortgage Association, 6.00%, 12/01/36	513	536
Federal National Mortgage Association, 5.50%, 01/01/37	5	5
Federal National Mortgage Association, 6.00%, 01/01/37	36	38
Federal National Mortgage Association, 6.00%, 01/01/37	34	35
Federal National Mortgage Association, 6.00%, 01/01/37	38	40
Federal National Mortgage Association, 6.00%, 01/01/37	110	115
Federal National Mortgage Association, 6.00%, 01/01/37	3	3
Federal National Mortgage Association, 5.50%, 02/01/37	6	6
Federal National Mortgage Association, 5.50%, 02/01/37	14	14
Federal National Mortgage Association, 5.50%, 02/01/37	12	13
Federal National Mortgage Association, 5.50%, 02/01/37	13	13
Federal National Mortgage Association, 5.50%, 02/01/37	4	5
Federal National Mortgage Association, 6.00%, 02/01/37	7	8
Federal National Mortgage Association, 6.00%, 02/01/37	21	22
Federal National Mortgage Association, 5.50%, 03/01/37	10	10
Federal National Mortgage Association, 5.50%, 03/01/37	6	6
Federal National Mortgage Association, 5.50%, 03/01/37	24	25
Federal National Mortgage Association, 5.50%, 03/01/37	9	9
Federal National Mortgage Association, 5.50%, 03/01/37	5	5
Federal National Mortgage Association, 5.50%, 03/01/37	9	9
Federal National Mortgage Association, 5.50%, 03/01/37	17	18
Federal National Mortgage Association, 6.00%, 03/01/37	-	-
Federal National Mortgage Association, 6.00%, 03/01/37	-	-
Federal National Mortgage Association, 5.50%, 04/01/37	6	6
Federal National Mortgage Association, 5.50%, 04/01/37	18	18
Federal National Mortgage Association, 5.50%, 04/01/37	19	19
Federal National Mortgage Association, 5.50%, 04/01/37	26	27
Federal National Mortgage Association, 5.50%, 04/01/37	7	7
Federal National Mortgage Association, 5.50%, 04/01/37	1	1
Federal National Mortgage Association, 5.50%, 04/01/37	15	16
Federal National Mortgage Association, 5.50%, 04/01/37	11	11
Federal National Mortgage Association, 5.50%, 04/01/37	80	83
Federal National Mortgage Association, 5.50%, 04/01/37	12	13
Federal National Mortgage Association, 5.50%, 04/01/37	4	5
Federal National Mortgage Association, 5.50%, 04/01/37	4	5
Federal National Mortgage Association, 6.00%, 04/01/37	1	1
Federal National Mortgage Association, 6.00%, 04/01/37	2	2
Federal National Mortgage Association, 6.00%, 04/01/37	252	262

Federal National Mortgage Association, 6.00%, 04/01/37	278	291
Federal National Mortgage Association, 6.00%, 04/01/37	36	37
Federal National Mortgage Association, 6.00%, 04/01/37	-	-
Federal National Mortgage Association, 6.00%, 04/01/37	31	33
Federal National Mortgage Association, 5.50%, 05/01/37	9	10
Federal National Mortgage Association, 5.50%, 05/01/37	51	53
Federal National Mortgage Association, 5.50%, 05/01/37	7	8
Federal National Mortgage Association, 5.50%, 05/01/37	9	9
Federal National Mortgage Association, 5.50%, 05/01/37	19	20
Federal National Mortgage Association, 6.00%, 05/01/37	2	2
Federal National Mortgage Association, 6.00%, 05/01/37	34	35
Federal National Mortgage Association, 6.00%, 05/01/37	1	1
Federal National Mortgage Association, 6.00%, 05/01/37	-	-
Federal National Mortgage Association, 6.00%, 05/01/37	32	34
Federal National Mortgage Association, 6.00%, 05/01/37	80	84
Federal National Mortgage Association, 6.00%, 05/01/37	1,529	1,600
Federal National Mortgage Association, 5.50%, 06/01/37	6	6
Federal National Mortgage Association, 5.50%, 06/01/37	3	3
Federal National Mortgage Association, 5.50%, 06/01/37	51	53
Federal National Mortgage Association, 6.00%, 06/01/37	-	-
Federal National Mortgage Association, 6.00%, 06/01/37	-	-
Federal National Mortgage Association, 6.00%, 06/01/37	1	1
Federal National Mortgage Association, 6.00%, 06/01/37	34	36
Federal National Mortgage Association, 6.00%, 06/01/37	3,437	3,594
Federal National Mortgage Association, 6.00%, 06/01/37	2	2
Federal National Mortgage Association, 6.00%, 06/01/37	-	-
Federal National Mortgage Association, 6.00%, 06/01/37	1,460	1,526
Federal National Mortgage Association, 6.00%, 06/01/37	49	52
Federal National Mortgage Association, 6.00%, 06/01/37	-	-
Federal National Mortgage Association, 6.00%, 06/01/37	2	2
Federal National Mortgage Association, 6.00%, 06/01/37	-	-
Federal National Mortgage Association, 6.00%, 06/01/37	2,601	2,720
Federal National Mortgage Association, 5.50%, 07/01/37	22	23
Federal National Mortgage Association, 5.50%, 07/01/37	17	18
Federal National Mortgage Association, 5.50%, 07/01/37	12	13
Federal National Mortgage Association, 5.50%, 07/01/37	993	1,025
Federal National Mortgage Association, 6.00%, 07/01/37	234	245
Federal National Mortgage Association, 6.00%, 07/01/37	5	5
Federal National Mortgage Association, 6.00%, 07/01/37	-	-
Federal National Mortgage Association, 6.00%, 07/01/37	35	36
Federal National Mortgage Association, 6.00%, 07/01/37	68	71
Federal National Mortgage Association, 6.00%, 07/01/37	37	39
Federal National Mortgage Association, 6.00%, 07/01/37	-	-
Federal National Mortgage Association, 6.00%, 07/01/37	-	-
Federal National Mortgage Association, 6.00%, 07/01/37	67	70
Federal National Mortgage Association, 6.00%, 07/01/37	919	962
Federal National Mortgage Association, 5.50%, 08/01/37	4	5
Federal National Mortgage Association, 6.00%, 08/01/37	-	-
Federal National Mortgage Association, 6.00%, 08/01/37	-	-
Federal National Mortgage Association, 6.00%, 08/01/37	274	287

Federal National Mortgage Association, 6.00%, 08/01/37	-	-
Federal National Mortgage Association, 6.00%, 08/01/37, TBA (g)	27	29
Federal National Mortgage Association, 6.00%, 08/01/37, TBA (g)	23	24
Federal National Mortgage Association, 6.00%, 08/01/37, TBA (g)	37	39
Federal National Mortgage Association, 6.00%, 09/01/37	444	465
Federal National Mortgage Association, 6.00%, 09/01/37, TBA (g)	108	112
Federal National Mortgage Association, 5.50%, 10/01/37	149	155
Federal National Mortgage Association, 6.00%, 10/01/37	193	202
Federal National Mortgage Association, 6.00%, 10/01/37	16	16
Federal National Mortgage Association, 6.00%, 10/01/37	20	21
Federal National Mortgage Association, 6.00%, 10/01/37	549	574
Federal National Mortgage Association, 6.00%, 10/01/37, TBA (g)	24	25
Federal National Mortgage Association, 7.00%, 10/01/37	2,772	2,952
Federal National Mortgage Association, 6.00%, 11/01/37	2,416	2,526
Federal National Mortgage Association, 6.00%, 11/01/37	4	4
Federal National Mortgage Association, 6.00%, 11/01/37	1,028	1,074
Federal National Mortgage Association, 6.00%, 11/01/37	1	2
Federal National Mortgage Association, 6.00%, 11/01/37	149	155
Federal National Mortgage Association, 6.00%, 11/01/37	22	23
Federal National Mortgage Association, 6.00%, 11/01/37	209	219
Federal National Mortgage Association, 6.00%, 11/01/37	-	-
Federal National Mortgage Association, 6.00%, 11/01/37	-	-
Federal National Mortgage Association, 6.00%, 11/01/37	40	41
Federal National Mortgage Association, 6.00%, 11/01/37	231	241
Federal National Mortgage Association, 6.00%, 11/01/37, TBA (g)	45	47
Federal National Mortgage Association, 5.50%, 12/01/37	1	2
Federal National Mortgage Association, 6.00%, 12/01/37	-	-
Federal National Mortgage Association, 6.00%, 12/01/37	181	189
Federal National Mortgage Association, 6.00%, 12/01/37	101	107
Federal National Mortgage Association, 6.00%, 12/01/37	-	-
Federal National Mortgage Association, 6.00%, 12/01/37	154	161
Federal National Mortgage Association, 6.00%, 12/01/37	13	14
Federal National Mortgage Association, 6.00%, 12/01/37	3	4
Federal National Mortgage Association, 6.00%, 12/01/37	7	7
Federal National Mortgage Association, 6.00%, 12/01/37	44	46
Federal National Mortgage Association, 5.50%, 01/01/38	227	236
Federal National Mortgage Association, 5.50%, 01/01/38	608	632
Federal National Mortgage Association, 6.00%, 01/01/38	449	470
Federal National Mortgage Association, 6.00%, 01/01/38	2,909	3,042
Federal National Mortgage Association, 6.00%, 01/01/38	3	3
Federal National Mortgage Association, 6.00%, 01/01/38	24	25
Federal National Mortgage Association, 6.00%, 01/01/38	55	57
Federal National Mortgage Association, 6.00%, 01/01/38	40	42
Federal National Mortgage Association, 6.00%, 01/01/38	2	2
Federal National Mortgage Association, 6.00%, 01/01/38	-	-
Federal National Mortgage Association, 6.00%, 01/01/38	25	26
Federal National Mortgage Association, 6.00%, 01/01/38	12	13
Federal National Mortgage Association, 6.00%, 01/01/38	154	161
Federal National Mortgage Association, 5.50%, 02/01/38	3	3
Federal National Mortgage Association, 5.50%, 02/01/38	221	230

Federal National Mortgage Association, 6.00%, 02/01/38	33	35
Federal National Mortgage Association, 6.00%, 02/01/38	15	16
Federal National Mortgage Association, 6.00%, 02/01/38	37	39
Federal National Mortgage Association, 6.00%, 02/01/38	2	2
Federal National Mortgage Association, 6.00%, 02/01/38	-	-
Federal National Mortgage Association, 6.00%, 02/01/38	1,444	1,510
Federal National Mortgage Association, 6.00%, 02/01/38	2	2
Federal National Mortgage Association, 6.00%, 02/01/38	419	438
Federal National Mortgage Association, 6.00%, 02/01/38	15	16
Federal National Mortgage Association, 6.00%, 02/01/38	279	291
Federal National Mortgage Association, 6.00%, 02/01/38	93	97
Federal National Mortgage Association, 6.00%, 02/01/38	356	372
Federal National Mortgage Association, 6.00%, 02/01/38	61	64
Federal National Mortgage Association, 6.00%, 02/01/38	94	99
Federal National Mortgage Association, 6.00%, 02/01/38	2	2
Federal National Mortgage Association, 6.00%, 02/01/38	167	175
Federal National Mortgage Association, 6.00%, 02/01/38	3	3
Federal National Mortgage Association, 6.00%, 02/01/38	14	15
Federal National Mortgage Association, 6.00%, 02/01/38	37	39
Federal National Mortgage Association, 6.00%, 02/01/38, TBA (g)	32	33
Federal National Mortgage Association, 5.50%, 03/01/38	12	13
Federal National Mortgage Association, 5.50%, 03/01/38	37	38
Federal National Mortgage Association, 5.50%, 03/01/38	782	812
Federal National Mortgage Association, 5.50%, 03/01/38	34	35
Federal National Mortgage Association, 5.50%, 03/01/38	19	20
Federal National Mortgage Association, 5.50%, 03/01/38	7	7
Federal National Mortgage Association, 5.50%, 03/01/38	164	170
Federal National Mortgage Association, 5.50%, 03/01/38	8	8
Federal National Mortgage Association, 6.00%, 03/01/38	26	27
Federal National Mortgage Association, 6.00%, 03/01/38	23	24
Federal National Mortgage Association, 6.00%, 03/01/38	122	128
Federal National Mortgage Association, 6.00%, 03/01/38	9	9
Federal National Mortgage Association, 6.00%, 03/01/38	6	7
Federal National Mortgage Association, 6.00%, 03/01/38	262	274
Federal National Mortgage Association, 6.00%, 03/01/38	2,449	2,561
Federal National Mortgage Association, 6.00%, 03/01/38	102	107
Federal National Mortgage Association, 6.00%, 03/01/38, TBA (g)	447	467
Federal National Mortgage Association, 5.50%, 04/01/38	97	101
Federal National Mortgage Association, 5.50%, 04/01/38	128	133
Federal National Mortgage Association, 5.50%, 04/01/38	84	88
Federal National Mortgage Association, 5.50%, 04/01/38	66	69
Federal National Mortgage Association, 5.50%, 04/01/38	63	66
Federal National Mortgage Association, 5.50%, 04/01/38	49	51
Federal National Mortgage Association, 5.50%, 04/01/38	98	102
Federal National Mortgage Association, 5.50%, 04/01/38	1,373	1,426
Federal National Mortgage Association, 6.00%, 04/01/38	1	1
Federal National Mortgage Association, 6.00%, 04/01/38	-	-
Federal National Mortgage Association, 6.00%, 04/01/38	34	35
Federal National Mortgage Association, 6.00%, 04/01/38	27	28
Federal National Mortgage Association, 6.00%, 04/01/38	1	2

Federal National Mortgage Association, 6.00%, 04/01/38	16	17
Federal National Mortgage Association, 5.50%, 05/01/38	16	17
Federal National Mortgage Association, 5.50%, 05/01/38	1	2
Federal National Mortgage Association, 5.50%, 05/01/38	134	140
Federal National Mortgage Association, 5.50%, 05/01/38	3	3
Federal National Mortgage Association, 5.50%, 05/01/38	16	17
Federal National Mortgage Association, 5.50%, 05/01/38	35	36
Federal National Mortgage Association, 5.50%, 05/01/38	11	11
Federal National Mortgage Association, 6.00%, 05/01/38	-	-
Federal National Mortgage Association, 6.00%, 05/01/38	436	456
Federal National Mortgage Association, 6.00%, 05/01/38	215	225
Federal National Mortgage Association, 6.00%, 05/01/38	47	49
Federal National Mortgage Association, 6.00%, 05/01/38	354	370
Federal National Mortgage Association, 6.00%, 05/01/38	-	-
Federal National Mortgage Association, 6.00%, 05/01/38	6	6
Federal National Mortgage Association, 6.00%, 05/01/38	278	290
Federal National Mortgage Association, 6.00%, 05/01/38	-	-
Federal National Mortgage Association, 6.00%, 05/01/38	20	21
Federal National Mortgage Association, 5.50%, 06/01/38	488	507
Federal National Mortgage Association, 5.50%, 06/01/38	7	8
Federal National Mortgage Association, 5.50%, 06/01/38	5	6
Federal National Mortgage Association, 5.50%, 06/01/38	2	2
Federal National Mortgage Association, 5.50%, 06/01/38	3	3
Federal National Mortgage Association, 5.50%, 06/01/38	8	9
Federal National Mortgage Association, 5.50%, 06/01/38	20	21
Federal National Mortgage Association, 5.50%, 06/01/38	47	49
Federal National Mortgage Association, 5.50%, 06/01/38	471	489
Federal National Mortgage Association, 5.50%, 06/01/38	1	1
Federal National Mortgage Association, 5.50%, 06/01/38	43	45
Federal National Mortgage Association, 5.50%, 06/01/38	202	210
Federal National Mortgage Association, 5.50%, 06/01/38	1	1
Federal National Mortgage Association, 5.50%, 06/01/38	102	106
Federal National Mortgage Association, 5.50%, 06/01/38	1	1
Federal National Mortgage Association, 5.50%, 06/01/38	275	286
Federal National Mortgage Association, 6.00%, 06/01/38	-	-
Federal National Mortgage Association, 6.00%, 06/01/38	-	-
Federal National Mortgage Association, 6.00%, 06/01/38	176	184
Federal National Mortgage Association, 6.00%, 06/01/38	-	-
Federal National Mortgage Association, 6.00%, 06/01/38	40	42
Federal National Mortgage Association, 6.00%, 06/01/38	26	27
Federal National Mortgage Association, 6.00%, 06/01/38	502	522
Federal National Mortgage Association, 6.00%, 06/01/38	-	-
Federal National Mortgage Association, 5.50%, 07/01/38	287	296
Federal National Mortgage Association, 5.50%, 07/01/38	9	10
Federal National Mortgage Association, 5.50%, 07/01/38	285	296
Federal National Mortgage Association, 5.50%, 07/01/38	67	70
Federal National Mortgage Association, 5.50%, 07/01/38	1	1
Federal National Mortgage Association, 5.50%, 07/01/38	2	2
Federal National Mortgage Association, 5.50%, 07/01/38	355	369
Federal National Mortgage Association, 5.50%, 07/01/38	31	32

Federal National Mortgage Association, 5.50%, 07/01/38	4	4
Federal National Mortgage Association, 5.50%, 07/01/38	1	1
Federal National Mortgage Association, 5.50%, 07/01/38	2	3
Federal National Mortgage Association, 5.50%, 07/01/38	9	9
Federal National Mortgage Association, 6.00%, 07/01/38	95	100
Federal National Mortgage Association, 6.00%, 07/01/38	244	256
Federal National Mortgage Association, 6.00%, 07/01/38	763	793
Federal National Mortgage Association, 6.00%, 07/01/38	649	676
Federal National Mortgage Association, 5.50%, 08/01/38	55	57
Federal National Mortgage Association, 5.50%, 08/01/38	41	42
Federal National Mortgage Association, 5.50%, 08/01/38	149	155
Federal National Mortgage Association, 5.50%, 08/01/38	36	37
Federal National Mortgage Association, 5.50%, 08/01/38	5	5
Federal National Mortgage Association, 5.50%, 08/01/38	8	8
Federal National Mortgage Association, 6.00%, 08/01/38	3,473	3,631
Federal National Mortgage Association, 6.00%, 08/01/38	40	41
Federal National Mortgage Association, 6.00%, 08/01/38	200	209
Federal National Mortgage Association, 6.00%, 08/01/38	165	173
Federal National Mortgage Association, 6.00%, 08/01/38	2,839	2,969
Federal National Mortgage Association, 6.00%, 08/01/38	968	1,012
Federal National Mortgage Association, 6.00%, 08/01/38	358	375
Federal National Mortgage Association, 6.00%, 08/01/38	274	286
Federal National Mortgage Association, 6.00%, 08/01/38	265	277
Federal National Mortgage Association, 6.00%, 08/01/38	2,569	2,686
Federal National Mortgage Association, 5.50%, 09/01/38	41	42
Federal National Mortgage Association, 5.50%, 09/01/38	412	428
Federal National Mortgage Association, 5.50%, 09/01/38	8	9
Federal National Mortgage Association, 5.50%, 09/01/38	17	18
Federal National Mortgage Association, 5.50%, 09/01/38	33	34
Federal National Mortgage Association, 5.50%, 09/01/38	910	945
Federal National Mortgage Association, 5.50%, 09/01/38	47	49
Federal National Mortgage Association, 5.50%, 09/01/38	7	8
Federal National Mortgage Association, 5.50%, 09/01/38	21	22
Federal National Mortgage Association, 5.50%, 09/01/38	4	4
Federal National Mortgage Association, 5.50%, 09/01/38	15	16
Federal National Mortgage Association, 6.00%, 09/01/38	-	-
Federal National Mortgage Association, 6.00%, 09/01/38	-	-
Federal National Mortgage Association, 6.00%, 09/01/38	75	78
Federal National Mortgage Association, 6.00%, 09/01/38	74	77
Federal National Mortgage Association, 6.00%, 09/01/38	168	176
Federal National Mortgage Association, 6.00%, 09/01/38	1,470	1,537
Federal National Mortgage Association, 6.00%, 09/01/38	557	583
Federal National Mortgage Association, 6.00%, 09/01/38	138	144
Federal National Mortgage Association, 6.00%, 09/01/38	1,705	1,774
Federal National Mortgage Association, 5.50%, 10/01/38	120	125
Federal National Mortgage Association, 5.50%, 10/01/38	169	176
Federal National Mortgage Association, 5.50%, 10/01/38	131	136
Federal National Mortgage Association, 5.50%, 10/01/38	35	37
Federal National Mortgage Association, 5.50%, 10/01/38	5	5
Federal National Mortgage Association, 5.50%, 10/01/38	292	303

Federal National Mortgage Association, 5.50%, 10/01/38	205	213
Federal National Mortgage Association, 5.50%, 10/01/38	1	1
Federal National Mortgage Association, 6.00%, 10/01/38	1,015	1,062
Federal National Mortgage Association, 6.00%, 10/01/38	682	713
Federal National Mortgage Association, 6.00%, 10/01/38	251	261
Federal National Mortgage Association, 6.00%, 10/01/38	745	779
Federal National Mortgage Association, 6.00%, 10/01/38	433	453
Federal National Mortgage Association, 6.00%, 10/01/38	1,615	1,681
Federal National Mortgage Association, 6.00%, 10/01/38	-	-
Federal National Mortgage Association, 6.00%, 10/01/38	-	-
Federal National Mortgage Association, 6.00%, 10/01/38	36	38
Federal National Mortgage Association, 6.00%, 10/01/38	-	-
Federal National Mortgage Association, 6.00%, 10/01/38	76	79
Federal National Mortgage Association, 6.00%, 10/01/38	597	622
Federal National Mortgage Association, 5.50%, 11/01/38	43	45
Federal National Mortgage Association, 5.50%, 11/01/38	160	167
Federal National Mortgage Association, 5.50%, 11/01/38	55	57
Federal National Mortgage Association, 5.50%, 11/01/38	64	67
Federal National Mortgage Association, 5.50%, 11/01/38	329	342
Federal National Mortgage Association, 5.50%, 11/01/38	209	217
Federal National Mortgage Association, 5.50%, 11/01/38	102	106
Federal National Mortgage Association, 5.50%, 11/01/38	135	140
Federal National Mortgage Association, 5.50%, 11/01/38	50	52
Federal National Mortgage Association, 5.50%, 11/01/38	208	216
Federal National Mortgage Association, 6.00%, 11/01/38	178	186
Federal National Mortgage Association, 6.00%, 11/01/38	2,524	2,639
Federal National Mortgage Association, 6.00%, 11/01/38	854	893
Federal National Mortgage Association, 6.00%, 11/01/38	1,351	1,413
Federal National Mortgage Association, 6.00%, 11/01/38	257	269
Federal National Mortgage Association, 6.00%, 11/01/38	1,243	1,300
Federal National Mortgage Association, 6.00%, 11/01/38	33	35
Federal National Mortgage Association, 6.00%, 11/01/38	1,314	1,367
Federal National Mortgage Association, 6.50%, 11/01/38	958	1,010
Federal National Mortgage Association, 5.50%, 12/01/38	41	43
Federal National Mortgage Association, 5.50%, 12/01/38	4	4
Federal National Mortgage Association, 5.50%, 12/01/38	13	14
Federal National Mortgage Association, 5.50%, 12/01/38	48	50
Federal National Mortgage Association, 5.50%, 12/01/38	22	23
Federal National Mortgage Association, 5.50%, 12/01/38	980	1,018
Federal National Mortgage Association, 5.50%, 12/01/38	175	182
Federal National Mortgage Association, 5.50%, 12/01/38	15	16
Federal National Mortgage Association, 5.50%, 12/01/38	16	17
Federal National Mortgage Association, 6.00%, 12/01/38	6	6
Federal National Mortgage Association, 6.00%, 12/01/38	291	304
Federal National Mortgage Association, 6.50%, 12/01/38	919	970
Federal National Mortgage Association, 5.50%, 01/01/39	371	385
Federal National Mortgage Association, 5.50%, 01/01/39	68	71
Federal National Mortgage Association, 5.50%, 01/01/39	30	31
Federal National Mortgage Association, 5.50%, 01/01/39	11	12
Federal National Mortgage Association, 5.50%, 01/01/39	57	59

Federal National Mortgage Association, 5.50%, 01/01/39	18	18
Federal National Mortgage Association, 5.50%, 01/01/39	18	18
Federal National Mortgage Association, 5.50%, 01/01/39	63	65
Federal National Mortgage Association, 5.50%, 01/01/39	35	36
Federal National Mortgage Association, 5.50%, 01/01/39	114	118
Federal National Mortgage Association, 5.50%, 01/01/39	194	201
Federal National Mortgage Association, 5.50%, 01/01/39	42	44
Federal National Mortgage Association, 5.50%, 01/01/39	430	447
Federal National Mortgage Association, 5.50%, 01/01/39	1,458	1,515
Federal National Mortgage Association, 5.50%, 01/01/39	115	119
Federal National Mortgage Association, 5.50%, 01/01/39	27	28
Federal National Mortgage Association, 5.50%, 01/01/39	30	31
Federal National Mortgage Association, 5.50%, 01/01/39	17	18
Federal National Mortgage Association, 5.50%, 01/01/39	20	21
Federal National Mortgage Association, 5.50%, 01/01/39	299	310
Federal National Mortgage Association, 5.50%, 01/01/39	72	75
Federal National Mortgage Association, 6.00%, 01/01/39	127	133
Federal National Mortgage Association, 6.00%, 01/01/39, TBA (g)	29	31
Federal National Mortgage Association, 5.50%, 02/01/39	17	17
Federal National Mortgage Association, 5.50%, 02/01/39	772	802
Federal National Mortgage Association, 5.50%, 02/01/39	182	189
Federal National Mortgage Association, 5.50%, 02/01/39	51	53
Federal National Mortgage Association, 5.50%, 02/01/39	36	38
Federal National Mortgage Association, 5.50%, 02/01/39	48	50
Federal National Mortgage Association, 5.50%, 02/01/39	35	37
Federal National Mortgage Association, 5.50%, 02/01/39	25	26
Federal National Mortgage Association, 5.50%, 02/01/39	42	43
Federal National Mortgage Association, 5.50%, 02/01/39	35	37
Federal National Mortgage Association, 5.00%, 03/01/39, TBA (g)	4,000	4,132
Federal National Mortgage Association, 5.50%, 03/01/39	52	54
Federal National Mortgage Association, 5.50%, 03/01/39	37	38
Federal National Mortgage Association, 5.50%, 03/01/39	145	151
Federal National Mortgage Association, 1.36%, 04/25/48 (i)	5,213	5,122
Federal National Mortgage Association, 6.00%, 12/31/49	336	352
Federal National Mortgage Association REMIC, 10.40%, 04/25/19	2	2
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%) (i) (k) (s) (u)	153	144
Federal National Mortgage Association REMIC, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%) (i) (k) (s) (u)	200	195
Federal National Mortgage Association REMIC, 1.46%, 07/25/48 (i)	5,623	5,567
		219,065
Government National Mortgage Association - 2.3%
Government National Mortgage Association, 6.00%, 10/15/38	42	44
Government National Mortgage Association, 6.00%, 11/15/38	70	73
Government National Mortgage Association, 6.00%, 11/15/38	84	88
Government National Mortgage Association, 6.00%, 12/15/38	693	725
Government National Mortgage Association, 6.00%, 12/15/38	685	717
Government National Mortgage Association, 6.00%, 12/15/38	146	153
Government National Mortgage Association, 6.00%, 12/15/38	26	28
Government National Mortgage Association, 6.00%, 12/15/38	32	34
Government National Mortgage Association, 6.00%, 12/15/38	37	39
Government National Mortgage Association, 6.00%, 01/15/39	64	67
Government National Mortgage Association, 6.00%, 01/15/39	29	30
Government National Mortgage Association, 6.00%, 01/15/39	96	100
Government National Mortgage Association, 6.00%, 01/15/39	24	25
Government National Mortgage Association, 6.00%, 01/15/39	101	106
Government National Mortgage Association, 6.00%, 01/15/39	45	47
Government National Mortgage Association, 6.00%, 01/15/39	46	48
Government National Mortgage Association, 6.00%, 01/15/39	108	113
Government National Mortgage Association, 6.00%, 01/15/39	37	38
Government National Mortgage Association, 4.50%, 06/01/39, TBA (g)	10,000	10,228
		12,703

Total Government and Agency Obligations (cost $327,912)		337,714

SHORT TERM INVESTMENTS - 8.1%
Mutual Funds - 6.2%
JNL Money Market Fund, 0.31% (a) (h)	35,262	35,262

Securities Lending Collateral - 1.9%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	11,081	10,724
Mellon GSL Reinvestment Trust II (d) (f) (u)	340	-
		10,724

Total Short Term Investments (cost $46,683)		45,986

Total Investments - 105.6% (cost $672,874)		598,777
Total Forward Sales Commitments - (7.6%) (proceeds $42,499)		(42,887)
Other Assets and Liabilities, Net - 2.0% (m)		11,331
Total Net Assets - 100%		$ 567,221

Forward Sales Commitments - 7.6%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 7.6%
Federal National Mortgage Association - 7.6%
Federal National Mortgage Association, 6.00%, 04/15/34	$ 39,000	$ 40,731
Federal National Mortgage Association, 6.50%, 04/01/36	2,000	2,106
Federal National Mortgage Association, 6.50%, 03/01/37	21	22
Federal National Mortgage Association, 6.50%, 09/01/38	26	28

Total Forward Sales Commitments - (7.6%) (proceeds $42,499)		$ 42,887

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 7.5%
FINANCIALS - 7.5%
JPMorgan Chase Bank-Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba3) (f)		$ 2,194	$ 1,532
Red Arrow International Leasing Plc, 8.38%, 06/30/12 (f)	RUB	56,812	1,223
			2,755

Total Corporate Bonds and Notes (cost $3,235)			2,755

GOVERNMENT AND AGENCY OBLIGATIONS - 35.9%
GOVERNMENT SECURITIES - 35.9%
Sovereign - 35.9%
Colombia Government International Bond, 9.85%, 06/28/27	COP	1,100,000	427
Egypt Government Bond, 8.75%, 07/18/12	EGP	5,000	770
Hungary Government Bond, 7.25%, 06/12/12	HUF	410,000	1,515
Mexican Bonos, 10.00%, 12/05/24	MXN	45,000	3,717
Peru Government International Bond, 12.25%, 08/10/11	PEN	4,300	1,568
Poland Government Bond, 5.25%, 04/25/13	PLN	2,850	797
Poland Government Inflation Index Bond, 3.00%, 08/24/16	PLN	2,890	758
Turkey Government International Bond, 16.00%, 03/07/12	TRY	4,500	2,760
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (r)	UYU	27,474	806
Uruguay Government International Inflation Index Bond, 3.70%, 06/26/37 (r)	UYU	1,055	21

Total Government and Agency Obligations (cost $13,511)			13,139

SHORT TERM INVESTMENTS - 26.4%
Commercial Paper - 1.9%
Standard Bank Plc Credit Linked Note (Republic of Nigeria, 0.00%, 05/11/09, S&P rating BB) (f)	NGN	100,000	668

Mutual Funds - 24.5%
JNL Money Market Fund, 0.31% (a) (h)		8,967	8,967

Total Short Term Investments (cost $8,995)			9,635

Total Investments - 69.8% (cost $25,741)			25,529
Other Assets and Liabilities, Net - 30.2%			11,034
Total Net Assets - 100%			$ 36,563

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 12.4%
AutoZone Inc. (c)		8	$ 1,323
DISH Network Corp. (c)		138	1,529
Fortune Brands Inc.		36	893
H&R Block Inc.		140	2,544
Hasbro Inc.		35	878
J.C. Penney Co. Inc.		13	271
Johnson Controls Inc.		54	651
Kohl's Corp. (c) (e)		26	1,111
MDC Holdings Inc.		16	504
Newell Rubbermaid Inc.		77	491

Nike Inc. - Class B	22	1,010
NVR Inc. (c) (e)	3	1,125
Ross Stores Inc.	35	1,262
TJX Cos. Inc.	64	1,632
Viacom Inc. - Class B (c)	78	1,347
		16,571
CONSUMER STAPLES - 6.2%
Campbell Soup Co.	52	1,429
Clorox Co.	39	1,990
Coca-Cola Enterprises Inc.	36	477
ConAgra Foods Inc.	104	1,747
Energizer Holdings Inc. (c)	8	378
HJ Heinz Co.	20	664
Kroger Co.	30	633
Lorillard Inc.	15	924
		8,242
ENERGY - 8.4%
Cabot Oil & Gas Corp. - Class A	55	1,290
Dril-Quip Inc. (c)	44	1,364
EOG Resources Inc.	10	565
Newfield Exploration Co. (c)	42	957
Noble Energy Inc.	27	1,444
Range Resources Corp.	95	3,892
Smith International Inc.	35	762
Weatherford International Ltd. (c)	80	887
		11,161
FINANCIALS - 26.7%
Alexandria Real Estate Equities Inc. (e)	23	851
Annaly Capital Management Inc. (e)	88	1,225
AON Corp.	35	1,412
Arch Capital Group Ltd. (c)	22	1,171
Assurant Inc.	26	577
Commerce Bancshares Inc.	29	1,047
Essex Property Trust Inc. (e)	11	658
Everest Re Group Ltd.	32	2,267
Federal Realty Investors Trust (e)	14	660
Franklin Resources Inc.	34	1,848
Health Care REIT Inc. (e)	51	1,569
Invesco Ltd.	116	1,612
Lazard Ltd. - Class A	17	486
Lincoln National Corp.	38	251
M&T Bank Corp. (e)	12	530
Marsh & McLennan Cos. Inc.	84	1,694
NASDAQ OMX Group Inc. (c) (e)	48	942
New York Community Bancorp Inc. (e)	113	1,262
Northern Trust Corp.	28	1,695
PartnerRe Ltd. (e)	26	1,589
People's United Financial Inc.	102	1,827
Progressive Corp. (c)	136	1,824
Prudential Financial Inc.	26	501

RenaissanceRe Holdings Ltd.	19	941
SLM Corp. (c) (e)	102	504
Synovus Financial Corp. (e)	129	420
Torchmark Corp. (e)	18	478
Unum Group	68	852
Willis Group Holdings Ltd.	78	1,709
WR Berkley Corp.	145	3,264
		35,666
HEALTH CARE - 6.6%
Becton Dickinson & Co.	12	783
Edwards Lifesciences Corp. (c) (e)	25	1,516
IMS Health Inc.	19	237
Kinetic Concepts Inc. (c) (e)	50	1,059
Laboratory Corp. of America Holdings (c) (e)	45	2,635
PerkinElmer Inc.	38	484
WellPoint Inc. (c)	43	1,646
Zimmer Holdings Inc. (c)	11	387
		8,747
INDUSTRIALS - 7.6%
Alliant Techsystems Inc. (c) (e)	11	737
Cooper Industries Ltd. - Class A	37	953
Delta Air Lines Inc. (c) (e)	49	275
Eaton Corp. (e)	14	530
Iron Mountain Inc. (c) (e)	91	2,007
Landstar System Inc. (e)	52	1,746
Lennox International Inc. (e)	25	656
Parker Hannifin Corp.	22	758
Republic Services Inc. - Class A	120	2,061
Rockwell Automation Inc.	18	390
		10,113
INFORMATION TECHNOLOGY - 7.0%
Activision Blizzard Inc. (c)	255	2,669
Affiliated Computer Services Inc. - Class A (c)	10	481
Amphenol Corp. - Class A	68	1,939
CA Inc.	96	1,696
CommScope Inc. (c)	62	704
Hewitt Associates Inc. - Class A (c)	22	659
KLA-Tencor Corp.	38	753
Xerox Corp.	88	399
		9,300
MATERIALS - 3.9%
Air Products & Chemicals Inc. (e)	23	1,316
Airgas Inc.	19	652
Pactiv Corp. (c)	49	709
Steel Dynamics Inc.	146	1,287
Terra Industries Inc.	45	1,263
		5,227
TELECOMMUNICATION SERVICES - 1.6%
Embarq Corp.	29	1,102

Sprint Nextel Corp. (c)	285	1,019
		2,121
UTILITIES - 15.3%
American Electric Power Co. Inc.	66	1,665
CMS Energy Corp. (e)	85	1,004
DPL Inc. (e)	103	2,332
Edison International Inc.	73	2,114
Entergy Corp.	56	3,799
EQT Corp. (e)	29	916
FirstEnergy Corp.	45	1,743
PG&E Corp.	64	2,437
PPL Corp.	122	3,494
Sempra Energy	21	981
		20,485

Total Common Stocks (cost $167,601)		127,633

SHORT TERM INVESTMENTS - 15.4%
Mutual Funds - 5.2%
JNL Money Market Fund, 0.31% (a) (h)	6,892	6,892

Securities Lending Collateral - 10.2%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	14,114	13,660
Mellon GSL Reinvestment Trust II (d) (f) (u)	398	-
		13,659

Total Short Term Investments (cost $21,404)		20,552

Total Investments - 111.1% (cost $189,005)		148,185
Other Assets and Liabilities, Net - (11.1%)		(14,756)
Total Net Assets - 100%		$ 133,429

JNL/Goldman Sachs Short Duration Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 12.0%
Adjustable Rate Mortgage Trust REMIC, 5.00%, 04/25/35 (i)	$ 259	$ 143
BCAP LLC Trust REMIC, 1.16%, 11/25/36 (i)	296	157
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.86%, 04/25/34 (i)	320	213
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.75%, 07/25/36 (i)	677	320
Bear Stearns Alt-A Trust II REMIC, 6.23%, 09/25/47 (i)	2,532	1,067
Capital One Multi-Asset Execution Trust, 4.95%, 09/15/12	6,700	6,729
Chase Issuance Trust, 4.96%, 09/17/12	4,000	4,051
Chase Mortgage Finance Corp. REMIC, 4.61%, 02/25/37 (i)	721	456
CIT Mortgage Loan Trust REMIC, 1.52%, 05/25/09 (f) (i) (t) (u)	1,140	883
CIT Mortgage Loan Trust REMIC, 1.77%, 01/25/10 (f) (i) (t) (u)	430	129
CIT Mortgage Loan Trust REMIC, 1.97%, 09/25/24 (f) (i) (t) (u)	880	242
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.54%, 11/20/34 (i)	315	170
CS First Boston Mortgage Securities Corp. REMIC, 6.53%, 06/15/34	3,500	3,485
CS First Boston Mortgage Securities Corp. REMIC, 7.29%, 09/15/41	2,343	2,356
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 0.76%, 11/19/37 (i)	1,500	537

First Horizon Asset Securities Inc. Pass-Through Trust REMIC, 4.75%, 07/25/33 (i)	105	87
GMAC Mortgage Corp. Loan Trust REMIC, 4.40%, 06/25/34 (i)	846	683
GMAC Mortgage Corp. Loan Trust REMIC, 7.00%, 09/25/37 (i)	664	233
GreenPoint Mortgage Funding Trust REMIC, 0.70%, 09/25/46 (i)	2,607	926
Harborview Mortgage Loan Trust REMIC, 5.97%, 08/19/36 (i)	1,686	683
Harborview Mortgage Loan Trust REMIC, 0.71%, 08/21/36 (i)	2,564	1,018
HFC Home Equity Loan Asset Backed Certificates REMIC, 0.70%, 03/20/36 (i)	2,328	1,605
HFC Home Equity Loan Asset Backed Certificates REMIC, 1.75%, 11/20/36 (i)	1,383	881
JPMorgan Chase & Co. Mortgage Trust REMIC, 4.77%, 07/25/35 (i)	693	535
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.20%, 07/25/35 (i)	789	542
JPMorgan Mortgage Trust REMIC, 5.06%, 07/25/35 (i)	570	384
Residential Funding Mortgage Securities I Inc. REMIC, 5.18%, 09/25/35 (i)	699	451
Structured Adjustable Rate Mortgage Loan Trust REMIC, 4.38%, 05/25/34 (i)	439	267
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.25%, 09/25/34 (i)	176	112
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.45%, 11/25/34 (i)	846	512
Structured Adjustable Rate Mortgage Loan Trust REMIC, 6.00%, 11/25/37 (i)	2,484	1,316
Structured Asset Securities Corp. REMIC, 4.46%, 09/25/33 (i)	960	693
Thornburg Mortgage Securities Trust REMIC, 0.64%, 07/25/36 (i)	2,223	1,918
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.18%, 06/25/34 (i)	539	417
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.54%, 04/25/35 (i)	4,331	3,227
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.59%, 07/25/36 (i)	1,251	649

Total Non-U.S. Government Agency Asset-Backed Securities (cost $53,616)		38,077

CORPORATE BONDS AND NOTES - 21.9%
CONSUMER DISCRETIONARY - 0.6%
COX Communications Inc., 4.63%, 01/15/10	750	743
Time Warner Cable Inc., 5.40%, 07/02/12	425	411
Time Warner Inc., 6.75%, 04/15/11	750	761
		1,915
CONSUMER STAPLES - 0.3%
CVS/Caremark Corp., 2.79%, 09/10/10 (i)	825	801

FINANCIALS - 19.6%
American General Finance Corp., 4.88%, 05/15/10	1,600	789
Amsouth Bank, 4.85%, 04/01/13	525	475
ANZ Capital Trust, 4.48% (callable at 100 beginning 01/15/10) (p) (t) (v)	1,400	1,162
AXA Financial Inc., 7.75%, 08/01/10	2,115	2,093
Bank of America Corp., 2.10%, 04/30/12	3,000	3,006
Bank of the West, 2.15%, 03/27/12	3,100	3,106
Bear Stearns Cos. Inc., 6.95%, 08/10/12	2,429	2,474
BNP Paribas Capital Trust, 9.00% (callable at 100 on 10/27/10) (p) (t) (u)	1,572	710
Citigroup Inc., 2.13%, 04/30/12	5,800	5,820
Citigroup Inc., 5.50%, 04/11/13	900	791
Countrywide Home Loans Inc., 4.00%, 03/22/11	1,150	1,023
Greater Bay Bancorp, 5.13%, 04/15/10	750	761
GreenPoint Bank, 9.25%, 10/01/10	1,175	1,130
HSBC Finance Corp., 6.38%, 08/01/10	2,500	2,338
HSBC Finance Corp., 5.70%, 06/01/11 (e)	925	785

ING Capital Funding Trust III, 8.44% (callable at 100 beginning 12/31/10) (p)	2,250	656
John Deere Capital Corp., 2.88%, 06/19/12	3,150	3,231
JPMorgan Chase & Co., 7.00%, 11/15/09	1,215	1,230
JPMorgan Chase & Co., 1.65%, 02/23/11	2,000	2,008
Kreditanstalt fuer Wiederaufbau, 3.75%, 06/27/11	7,300	7,617
Kreditanstalt fuer Wiederaufbau, 4.75%, 05/15/12	4,500	4,815
Marsh & McLennan Cos. Inc., 5.15%, 09/15/10	750	731
Merrill Lynch & Co. Inc., 1.36%, 07/25/11 (i)	1,250	1,044
Morgan Stanley, 5.05%, 01/21/11	1,925	1,893
Morgan Stanley, 2.00%, 09/22/11	2,400	2,414
National Australia Bank Ltd., 8.60%, 05/19/10	3,000	3,078
PNC Funding Corp., 1.88%, 06/22/11 (e)	2,800	2,815
Royal Bank of Scotland Group Plc, 9.12% (callable at 100 beginning 03/31/10) (p)	1,600	784
Santander Central Hispano Issuances Ltd., 7.63%, 11/03/09	2,000	1,981
Union Planters Corp., 7.75%, 03/01/11	725	688
Wachovia Capital Trust III, 5.80% (callable at 100 beginning 03/15/11) (p)	425	153
Waddell & Reed Financial Inc., 5.60%, 01/15/11	750	681
ZFS Finance USA Trust I, 6.15%, 12/15/65 (i) (t) (v)	500	216
		62,498
HEALTH CARE - 0.0%
UnitedHealth Group Inc., 5.50%, 11/15/12	125	125

INFORMATION TECHNOLOGY - 0.3%
Oracle Corp., 5.00%, 01/15/11	1,000	1,047

TELECOMMUNICATION SERVICES - 1.1%
Ameritech Capital Funding Corp., 6.25%, 05/18/09	2,000	2,008
Verizon Wireless Capital LLC, 5.55%, 02/01/14 (t) (v)	1,475	1,476
		3,484

Total Corporate Bonds and Notes (cost $75,362)		69,870

GOVERNMENT AND AGENCY OBLIGATIONS - 62.1%
GOVERNMENT SECURITIES - 4.3%
Treasury Inflation Index Securities - 2.0%
U.S. Treasury Inflation Indexed Note, 0.88%, 04/15/10 (e) (r)	6,232	6,209

U.S. Treasury Securities - 2.3%
U.S. Treasury Note, 1.50%, 12/31/13 (e)	7,400	7,381

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 57.8%
Federal Home Loan Bank - 10.0%
Federal Home Loan Bank, 3.71%, 12/23/09 (o)	20,000	20,387
Federal Home Loan Bank, 3.25%, 03/11/11	11,200	11,589
		31,976
Federal Home Loan Mortgage Corp. - 15.7%
Federal Home Loan Mortgage Corp., 2.88%, 06/28/10	8,800	8,995
Federal Home Loan Mortgage Corp., 2.00%, 02/25/11	8,900	8,923
Federal Home Loan Mortgage Corp., 2.05%, 03/09/11	6,100	6,122

Federal Home Loan Mortgage Corp., 5.13%, 04/18/11 (e)	3,500	3,752
Federal Home Loan Mortgage Corp., 2.13%, 03/23/12	5,900	5,945
Federal Home Loan Mortgage Corp., 4.00%, 02/01/14	26	26
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	149	152
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	44	45
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	30	31
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	38	39
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	45	46
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	32	33
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	36	37
Federal Home Loan Mortgage Corp., 4.00%, 03/01/14	44	45
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	20	20
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	27	27
Federal Home Loan Mortgage Corp., 4.00%, 04/01/14	36	37
Federal Home Loan Mortgage Corp., 4.50%, 04/01/18	57	59
Federal Home Loan Mortgage Corp., 5.00%, 06/01/18	615	639
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	87	90
Federal Home Loan Mortgage Corp., 4.50%, 05/01/19	127	132
Federal Home Loan Mortgage Corp., 5.50%, 10/01/19	691	724
Federal Home Loan Mortgage Corp., 4.50%, 04/01/20	296	307
Federal Home Loan Mortgage Corp., 4.50%, 08/01/20	198	205
Federal Home Loan Mortgage Corp., 4.56%, 09/01/33 (i)	330	332
Federal Home Loan Mortgage Corp., 5.13%, 09/01/33 (i)	52	53
Federal Home Loan Mortgage Corp., 4.45%, 10/01/34 (i)	144	146
Federal Home Loan Mortgage Corp., 4.36%, 11/01/34 (i)	97	98
Federal Home Loan Mortgage Corp., 4.37%, 11/01/34 (i)	276	277
Federal Home Loan Mortgage Corp., 4.39%, 11/01/34 (i)	80	82
Federal Home Loan Mortgage Corp., 4.49%, 11/01/34 (i)	137	139
Federal Home Loan Mortgage Corp., 4.35%, 01/01/35 (i)	166	171
Federal Home Loan Mortgage Corp., 4.34%, 02/01/35 (i)	203	207
Federal Home Loan Mortgage Corp., 4.35%, 02/01/35 (i)	143	145
Federal Home Loan Mortgage Corp., 4.42%, 02/01/35 (i)	310	310
Federal Home Loan Mortgage Corp., 4.42%, 02/01/35 (i)	172	176
Federal Home Loan Mortgage Corp., 4.42%, 02/01/35 (i)	173	174
Federal Home Loan Mortgage Corp., 4.50%, 02/01/35 (i)	206	211
Federal Home Loan Mortgage Corp., 4.51%, 02/01/35 (i)	86	89
Federal Home Loan Mortgage Corp., 4.38%, 06/01/35 (i)	1,349	1,368
Federal Home Loan Mortgage Corp., 5.15%, 09/01/35 (i)	1,317	1,329
Federal Home Loan Mortgage Corp., 5.01%, 10/01/35 (i)	1,165	1,199
Federal Home Loan Mortgage Corp., 4.80%, 11/01/35 (i)	913	932
Federal Home Loan Mortgage Corp., 4.88%, 03/01/36 (i)	1,383	1,419
Federal Home Loan Mortgage Corp., 0.90%, 05/15/37 (i)	3,593	3,506
Federal Home Loan Mortgage Corp., 5.00%, 09/01/38	887	916
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%) (k) (s) (u)	285	268
		49,978
Federal National Mortgage Association - 31.2%
Federal National Mortgage Association, 1.75%, 03/23/11 (e)	24,100	24,255
Federal National Mortgage Association, 5.13%, 04/15/11 (e)	8,100	8,674
Federal National Mortgage Association, 4.00%, 07/07/11	4,500	4,533
Federal National Mortgage Association, 2.05%, 07/28/11	6,000	6,029

Federal National Mortgage Association, 4.33%, 07/28/11	4,000	4,042
Federal National Mortgage Association, 2.00%, 01/09/12	1,900	1,916
Federal National Mortgage Association, 5.45%, 09/11/12	4,500	4,587
Federal National Mortgage Association, 5.02%, 11/21/12	3,100	3,116
Federal National Mortgage Association, 5.50%, 01/01/17	99	104
Federal National Mortgage Association, 5.50%, 01/01/17	149	157
Federal National Mortgage Association, 5.50%, 01/01/17	70	74
Federal National Mortgage Association, 5.50%, 03/01/18	110	116
Federal National Mortgage Association, 5.50%, 12/01/18	564	592
Federal National Mortgage Association, 5.50%, 01/01/19	1,184	1,244
Federal National Mortgage Association, 5.50%, 05/01/19	615	646
Federal National Mortgage Association, 4.50%, 06/01/23	917	946
Federal National Mortgage Association, 4.61%, 03/01/33 (i)	12	13
Federal National Mortgage Association, 3.92%, 06/01/33 (i)	1,080	1,081
Federal National Mortgage Association, 4.66%, 06/01/33 (i)	145	146
Federal National Mortgage Association, 4.54%, 07/01/33 (i)	99	100
Federal National Mortgage Association, 5.12%, 09/01/33 (i)	9	9
Federal National Mortgage Association, 3.83%, 12/01/33 (i)	1,386	1,375
Federal National Mortgage Association, 5.33%, 12/01/33 (i)	12	13
Federal National Mortgage Association, 4.38%, 04/01/34 (i)	41	41
Federal National Mortgage Association, 4.74%, 10/01/34 (i)	48	49
Federal National Mortgage Association, 4.35%, 11/01/34 (i)	1,490	1,513
Federal National Mortgage Association, 4.56%, 11/01/34 (i)	385	393
Federal National Mortgage Association, 4.61%, 11/01/34 (i)	19	19
Federal National Mortgage Association, 4.54%, 12/01/34 (i)	176	180
Federal National Mortgage Association, 4.33%, 01/01/35 (i)	71	72
Federal National Mortgage Association, 4.45%, 01/01/35 (i)	228	233
Federal National Mortgage Association, 4.48%, 01/01/35 (i)	211	215
Federal National Mortgage Association, 4.52%, 01/01/35 (i)	247	252
Federal National Mortgage Association, 4.29%, 02/01/35 (i)	125	128
Federal National Mortgage Association, 4.43%, 02/01/35 (i)	566	565
Federal National Mortgage Association, 4.41%, 03/01/35 (i)	212	217
Federal National Mortgage Association, 4.15%, 04/01/35 (i)	1,266	1,250
Federal National Mortgage Association, 4.68%, 04/01/35 (i)	329	333
Federal National Mortgage Association, 4.81%, 04/01/35 (i)	778	791
Federal National Mortgage Association, 4.22%, 05/01/35 (i)	1,462	1,494
Federal National Mortgage Association, 4.37%, 05/01/35 (i)	303	309
Federal National Mortgage Association, 4.51%, 05/01/35 (i)	779	781
Federal National Mortgage Association, 3.90%, 06/01/35 (i)	1,288	1,297
Federal National Mortgage Association, 4.49%, 06/01/35 (i)	1,141	1,163
Federal National Mortgage Association, 4.90%, 07/01/35 (i)	1,328	1,355
Federal National Mortgage Association, 4.93%, 07/01/35 (i)	1,296	1,328
Federal National Mortgage Association, 3.82%, 08/01/35 (i)	1,511	1,517
Federal National Mortgage Association, 4.35%, 08/01/35 (i)	1,085	1,105
Federal National Mortgage Association, 4.67%, 11/01/35 (i)	1,216	1,241
Federal National Mortgage Association, 4.85%, 11/01/35 (i)	962	984
Federal National Mortgage Association, 5.01%, 02/01/36 (i)	1,329	1,367
Federal National Mortgage Association, 5.23%, 02/01/36 (i)	2,136	2,147
Federal National Mortgage Association, 4.09%, 03/01/36 (i)	1,059	1,073
Federal National Mortgage Association, 4.76%, 03/01/36 (i)	1,194	1,195

Federal National Mortgage Association, 0.88%, 03/25/37 (i)	3,483	3,398
Federal National Mortgage Association, 0.92%, 06/25/37 (i)	2,197	2,125
Federal National Mortgage Association, 6.00%, 08/01/37	1,646	1,721
Federal National Mortgage Association, 6.00%, 10/01/37	111	116
Federal National Mortgage Association, 6.50%, 01/01/39	68	73
Federal National Mortgage Association, 6.50%, 02/01/39	618	652
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35 (i) (s) (u)	47	-
Federal National Mortgage Association REMIC, 0.86%, 06/25/37 (i)	2,421	2,337
Federal National Mortgage Association REMIC, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%) (i) (k) (s) (u)	447	420
		99,217
Government National Mortgage Association - 0.9%
Government National Mortgage Association, 7.00%, 12/15/17	2,388	2,518
Government National Mortgage Association, 5.50%, 07/15/20	473	499
		3,017

Total Government and Agency Obligations (cost $194,856)		197,778

SHORT TERM INVESTMENTS - 12.5%
Mutual Funds - 5.6%
JNL Money Market Fund, 0.31% (a) (h)	17,756	17,756

Securities Lending Collateral - 6.9%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	22,682	21,952
Mellon GSL Reinvestment Trust II (d) (f) (u)	698	-
		21,952

Total Short Term Investments (cost $41,136)		39,708

Total Investments - 108.5% (cost $364,970)		345,433
Total Forward Sales Commitments - (0.3%) (proceeds $1,031)		(1,044)
Other Assets and Liabilities, Net - (8.2%) (m)		(26,082)
Total Net Assets - 100%		$ 318,307

Forward Sales Commitments - 0.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal National Mortgage Association - 0.3%
Federal National Mortgage Association, 6.00%, 04/15/34	$ 1,000	$ 1,044

Total Forward Sales Commitments - 0.3% (proceeds $1,031)		$ 1,044

JNL/JPMorgan International Value Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 9.7%
Compagnie Generale des Etablissements Michelin	91	$ 3,390
Daimler AG (e)	154	3,897
Honda Motor Co. Ltd.	325	7,725
Sodexo SA (e)	55	2,489
TUI Travel Plc (e)	541	1,781
Vivendi SA	263	6,949

Wolters Kluwer NV	127	2,058
		28,289
CONSUMER STAPLES - 5.9%
Anheuser-Busch InBev NV	160	4,401
Imperial Tobacco Group Plc	148	3,318
Japan Tobacco Inc.	2	4,165
Unilever NV	259	5,104
		16,988
ENERGY - 11.2%
BP Plc	1,397	9,450
China Shenhua Energy Co. Ltd.	1,365	3,079
CNOOC Ltd.	2,521	2,533
Royal Dutch Shell Plc - Class A	378	8,516
Santos Ltd.	210	2,467
Total SA (e)	130	6,464
		32,509
FINANCIALS - 23.4%
Allianz SE	69	5,780
Australia & New Zealand Banking Group Ltd.	228	2,495
AXA SA (e)	104	1,248
Banco Santander SA	1,051	7,244
BNP Paribas (e)	101	4,156
China Construction Bank Corp. (e)	3,917	2,224
China Merchants Bank Co. Ltd. (e)	1,373	2,392
Credit Suisse Group AG	179	5,459
Daiwa Securities Group Inc.	411	1,821
HSBC Holdings Plc	1,084	6,146
Intesa Sanpaolo SpA	1,375	3,785
Mitsubishi UFJ Financial Group Inc.	1,440	7,096
Muenchener Rueckversicherungs AG	31	3,752
Societe Generale - Class A (e)	101	3,957
Sun Hung Kai Properties Ltd.	378	3,392
Zurich Financial Services AG (e)	43	6,799
		67,746
HEALTH CARE - 6.8%
Bayer AG	109	5,226
Roche Holding AG	38	5,172
Sanofi-Aventis SA (e)	168	9,460
		19,858
INDUSTRIALS - 10.3%
Atlas Copco AB - Class A	214	1,608
BAE Systems Plc	537	2,577
Bouygues (e)	104	3,730
Daikin Industries Ltd.	107	2,951
Kubota Corp. (e)	430	2,383
Mitsubishi Corp.	329	4,361
Mitsubishi Electric Corp.	729	3,313
Mitsui & Co. Ltd.	333	3,392
Ruukki Group Oyj (c) (e)	1,076	2,287

Schneider Electric SA (virt-x)	47	3,142
		29,744
INFORMATION TECHNOLOGY - 7.9%
Canon Inc.	112	3,274
HON HAI Precision Industry Co. Ltd.	889	2,011
Infosys Technologies Ltd. - ADR	59	1,567
Nintendo Co. Ltd.	20	5,734
Nokia Oyj	304	3,581
Samsung Electronics Co. Ltd.	4	1,748
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	553	4,947
		22,862
MATERIALS - 8.5%
Akzo Nobel NV (e)	118	4,453
ArcelorMittal	174	3,531
CRH Plc	171	3,678
JFE Holdings Inc.	96	2,117
Kinross Gold Corp.	95	1,725
Lanxess AG	106	1,810
Newcrest Mining Ltd.	79	1,820
Shin-Etsu Chemical Co. Ltd.	89	4,358
Sidenor Steel Production & Manufacturing Co. SA	315	1,160
		24,652
TELECOMMUNICATION SERVICES - 6.9%
Koninklijke KPN NV	155	2,070
Nippon Telegraph & Telephone Corp.	161	6,133
Telefonica SA	180	3,582
Vodafone Group Plc	4,618	8,134
		19,919
UTILITIES - 7.0%
E.ON AG	252	6,995
GDF Suez (e)	149	5,102
Iberdrola SA	241	1,694
International Power Plc	912	2,756
Tokyo Gas Co. Ltd.	1,074	3,768
		20,315

Total Common Stocks (cost $445,208)		282,882

RIGHTS - 0.2%
HSBC Holdings Plc (c)	334	674

Total Rights (cost $0)		674

SHORT TERM INVESTMENTS - 11.6%
Mutual Funds - 2.1%
JNL Money Market Fund, 0.31% (a) (h)	6,044	6,044

Securities Lending Collateral - 9.5%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	28,513	27,595

Mellon GSL Reinvestment Trust II (d) (f) (u)	1,713	-
		27,595

Total Short Term Investments (cost $36,270)		33,639

Total Investments - 109.4% (cost $481,478)		317,195
Other Assets and Liabilities, Net - (9.4%)		(27,300)
Total Net Assets - 100%		$ 289,895

JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 16.8%
Advance Auto Parts Inc.	27	$ 1,101
Amazon.com Inc. (c)	13	955
American Eagle Outfitters Inc.	69	846
Bed Bath & Beyond Inc. (c)	22	544
Carmax Inc. (c) (e)	48	592
Darden Restaurants Inc.	34	1,148
DeVry Inc.	26	1,238
Discovery Communications Inc. - Class A (c)	53	847
Gentex Corp. (e)	60	601
John Wiley & Sons Inc.	36	1,075
Kohl's Corp. (c) (e)	34	1,452
Morningstar Inc. (c) (e)	16	549
Nordstrom Inc. (e)	34	575
Penn National Gaming Inc. (c) (e)	42	1,022
Sherwin-Williams Co.	19	993
Tim Hortons Inc. (e)	44	1,124
TJX Cos. Inc.	20	518
		15,180
ENERGY - 7.7%
Apache Corp.	14	904
Cabot Oil & Gas Corp. - Class A (e)	56	1,310
Cameron International Corp. (c)	38	838
Forest Oil Corp. (c) (e)	93	1,222
Helmerich & Payne Inc. (e)	17	396
Noble Energy Inc.	10	555
Oceaneering International Inc. (c)	16	577
Southwestern Energy Co. (c)	40	1,202
		7,004
FINANCIALS - 14.1%
ACE Ltd.	40	1,620
Affiliated Managers Group Inc. (c) (e)	10	418
AON Corp.	22	914
Apollo Global Management LLC (f) (s) (u)	73	184
Fidelity National Financial Inc. - Class A (e)	56	1,087
HCC Insurance Holdings Inc. (e)	70	1,751
Interactive Brokers Group Inc. (c)	46	740
IntercontinentalExchange Inc. (c)	10	722

Investment Technology Group Inc. (c)	40	1,013
Lazard Ltd. - Class A	27	800
Northern Trust Corp.	22	1,289
Och-Ziff Capital Management Group LLC (e)	79	480
T. Rowe Price Group Inc. (e)	34	974
TD Ameritrade Holding Corp. (c)	58	807
		12,799
HEALTH CARE - 12.6%
Celgene Corp. (c)	21	927
Cerner Corp. (c) (e)	23	1,001
Covance Inc. (c) (e)	23	819
DaVita Inc. (c)	27	1,182
DENTSPLY International Inc. (e)	32	864
Express Scripts Inc. (c)	15	683
Hologic Inc. (c) (e)	53	695
Humana Inc. (c)	34	882
Illumina Inc. (c) (e)	45	1,672
Myriad Genetics Inc. (c) (e)	17	755
VCA Antech Inc. (c) (e)	56	1,265
Zimmer Holdings Inc. (c)	18	639
		11,384
INDUSTRIALS - 17.9%
AECOM Technology Corp. (c)	25	660
AGCO Corp. (c) (e)	21	404
Bucyrus International Inc. - Class A (e)	18	267
Carlisle Cos. Inc.	23	457
Corrections Corp. of America (c) (e)	134	1,722
Cummins Inc.	23	594
Delta Air Lines Inc. (c) (e)	83	465
First Solar Inc. (c) (e)	3	401
FTI Consulting Inc. (c) (e)	23	1,153
Landstar System Inc.	50	1,663
McDermott International Inc. (c)	35	469
Pall Corp.	30	614
Precision Castparts Corp.	21	1,275
Roper Industries Inc.	22	925
Shaw Group Inc. (c)	30	832
Stericycle Inc. (c)	30	1,420
Wabtec Corp. (e)	30	783
Waste Connections Inc. (c)	84	2,147
		16,251
INFORMATION TECHNOLOGY - 21.3%
Akamai Technologies Inc. (c) (e)	69	1,346
Amdocs Ltd. (c)	120	2,219
Amphenol Corp. - Class A	47	1,347
Ansys Inc. (c)	17	437
Broadcom Corp. - Class A (c)	82	1,642
CommScope Inc. (c)	55	623
Dolby Laboratories Inc. - Class A (c) (e)	24	832

Electronic Arts Inc. (c) (e)	27	482
Equinix Inc. (c) (e)	17	960
F5 Networks Inc. (c) (e)	42	884
FLIR Systems Inc. (c) (e)	22	453
Harris Corp.	30	870
Juniper Networks Inc. (c)	40	602
KLA-Tencor Corp.	32	637
Lam Research Corp. (c)	12	276
Marvell Technology Group Ltd. (c)	64	582
MasterCard Inc. (e)	7	1,191
NetApp Inc. (c)	65	959
Nuance Communications Inc. (c) (e)	68	736
SAIC Inc. (c)	56	1,047
Sybase Inc. (c) (e)	17	506
Xilinx Inc.	37	711
		19,342
MATERIALS - 4.9%
Ecolab Inc.	58	2,031
Grief Inc.	13	443
Praxair Inc.	23	1,568
Rockwood Holdings Inc. (c)	52	411
		4,453
TELECOMMUNICATION SERVICES - 2.7%
Leap Wireless International Inc. (c) (e)	29	992
tw telecom inc. (c) (e)	162	1,418
		2,410

Total Common Stocks (cost $122,781)		88,823

SHORT TERM INVESTMENTS - 17.8%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.31% (a) (h)	2,311	2,311

Securities Lending Collateral - 15.3%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	14,318	13,857
Mellon GSL Reinvestment Trust II (d) (f) (u)	456	-
		13,857

Total Short Term Investments (cost $17,085)		16,168

Total Investments - 115.8% (cost $139,866)		104,991
Other Assets and Liabilities, Net - (15.8%)		(14,299)
Total Net Assets - 100%		$ 90,692

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.4%
ACE Securities Corp. REMIC, 0.65%, 02/25/31 (i)	$ 699	$ 420
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32 (t) (u)	2,127	2,369
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34 (t) (u)	3,804	3,751

CompuCredit Acquired Portfolio Voltage Master Trust, 0.73%, 09/15/18 (f) (i) (t) (u)	853	666
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	256	222
Countrywide Alternative Loan Trust REMIC, 0.76%, 07/20/46 (i)	1,348	485
Countrywide Alternative Loan Trust REMIC, 0.74%, 12/20/46 (i)	1,578	509
Countrywide Home Equity Loan Trust, 0.85%, 02/15/34 (i)	780	316
IndyMac Seconds Asset Backed Trust REMIC, 0.65%, 06/25/36 (i) (u)	1,045	150
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	1,800
MASTR Adjustable Rate Mortgages Trust REMIC, 5.20%, 02/25/34 (i)	1,045	620
Morgan Stanley Mortgage Loan Trust REMIC, 5.37%, 10/25/34 (i)	760	437
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (t) (v)	5,638	5,191
Provident Funding Mortgage Loan Trust REMIC, 4.64%, 10/25/35 (i)	665	519
SACO I Inc. REMIC, 0.65%, 06/25/36 (i) (u)	869	58
Structured Asset Mortgage Investments Inc. REMIC, 0.73%, 08/25/36 (i)	1,742	637
Superior Wholesale Inventory Financing Trust, 0.66%, 01/15/12 (i)	1,800	1,368
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	3,321	3,421
Wells Fargo Mortgage Backed Securities Trust REMIC, 6.00%, 06/25/37	1,303	801

Total Non-U.S. Government Agency Asset-Backed Securities (cost $32,311)		23,740

CORPORATE BONDS AND NOTES - 1.0%
FINANCIALS - 1.0%
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,574
Morgan Stanley, 3.25%, 12/01/11	2,500	2,595
Wells Fargo & Co., 3.00%, 12/09/11 (e)	1,525	1,577
		6,746

Total Corporate Bonds and Notes (cost $6,516)		6,746

GOVERNMENT AND AGENCY OBLIGATIONS - 87.1%
GOVERNMENT SECURITIES - 23.1%
Sovereign - 0.8%
Israel Government AID Bond, 5.26%, 11/01/21 (j)	10,000	6,009

Treasury Inflation Index Securities - 5.5%
U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11 (e) (r)	3,360	3,449
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16 (r)	2,384	2,548
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18 (e) (r)	24,877	24,741
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (e) (r)	5,504	5,449
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27 (e) (r)	2,104	2,198
		38,385
U.S. Treasury Securities - 16.8%
U.S. Treasury Bond, 8.88%, 08/15/17 (e)	8,000	11,672
U.S. Treasury Bond, 8.13%, 08/15/21 (e) (j)	25,000	15,963
U.S. Treasury Bond, 5.25%, 11/15/28 (e)	20,000	24,600
U.S. Treasury Bond, 5.38%, 02/15/31 (e)	13,000	16,390
U.S. Treasury Note, 4.00%, 04/15/10	5,600	5,798
U.S. Treasury Note, 4.63%, 02/15/17 (e)	22,000	25,561
U.S. Treasury Note, 4.75%, 08/15/17 (e)	15,000	17,545
		117,529

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 64.0%
Federal Farm Credit Bank - 1.1%
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	7,572

Federal Home Loan Bank - 2.2%
Federal Home Loan Bank, 4.88%, 05/17/17 (e)	10,000	10,852
Federal Home Loan Bank, 5.25%, 12/11/20	4,500	4,988
		15,840
Federal Home Loan Mortgage Corp. - 22.5%
Federal Home Loan Mortgage Corp., 7.00%, 07/01/11	1	2
Federal Home Loan Mortgage Corp., 6.50%, 08/01/13	10	11
Federal Home Loan Mortgage Corp., 8.00%, 07/01/20	29	30
Federal Home Loan Mortgage Corp., 6.00%, 11/01/28	305	322
Federal Home Loan Mortgage Corp., 7.00%, 04/01/29	69	75
Federal Home Loan Mortgage Corp., 7.00%, 10/01/31	3	3
Federal Home Loan Mortgage Corp., 7.00%, 11/01/31	4	4
Federal Home Loan Mortgage Corp., 7.00%, 02/01/32	87	93
Federal Home Loan Mortgage Corp., 7.00%, 03/01/32	84	90
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	9	10
Federal Home Loan Mortgage Corp., 7.00%, 04/01/32	53	57
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	4	4
Federal Home Loan Mortgage Corp., 7.00%, 06/01/32	8	9
Federal Home Loan Mortgage Corp., 7.00%, 08/01/32	6	6
Federal Home Loan Mortgage Corp., 5.00%, 08/01/33	1,360	1,409
Federal Home Loan Mortgage Corp., 5.00%, 12/01/34	5,657	5,852
Federal Home Loan Mortgage Corp., 5.20%, 12/01/35 (i)	9,716	10,003
Federal Home Loan Mortgage Corp., 5.87%, 01/01/37 (i)	2,520	2,614
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/17	4,962	5,191
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/17	7,000	7,413
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 01/15/18	3,500	3,708
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/18	10,000	10,598
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 03/15/18	4,000	4,225
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/18	2,000	2,088
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 08/15/19	3,400	3,549
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 10/15/19	10,466	10,915
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 02/15/20	2,500	2,617
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 09/15/20	5,365	5,537
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 01/15/27	7,000	7,447
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 03/15/31	1,299	101
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/32	183	185
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/32	3,500	3,651
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 01/15/33	7,617	7,961
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 07/15/33	3,000	3,137
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 08/15/33	7,000	7,303
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 09/15/33	8,240	8,596
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/34	3,890	4,059
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 06/15/34	4,190	4,376
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 06/15/34	10,000	10,463
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/34	2,753	2,827

Federal Home Loan Mortgage Corp. REMIC, 5.50%, 10/15/34	4,000	4,179
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/35	5,000	5,168
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/35	6,580	6,968
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/36	4,383	4,625
		157,481
Federal National Mortgage Association - 28.6%
Federal National Mortgage Association, 12.50%, 09/20/15	1	2
Federal National Mortgage Association, 12.00%, 01/01/16	31	37
Federal National Mortgage Association, 12.00%, 01/15/16	1	1
Federal National Mortgage Association, 12.50%, 01/15/16	12	14
Federal National Mortgage Association, 5.00%, 02/01/19	666	694
Federal National Mortgage Association, 11.50%, 09/01/19	-	-
Federal National Mortgage Association, 5.41%, 10/09/19 (j)	10,000	5,214
Federal National Mortgage Association, 10.50%, 08/01/20	5	6
Federal National Mortgage Association, 6.50%, 03/01/26	4	4
Federal National Mortgage Association, 7.00%, 05/01/26	8	8
Federal National Mortgage Association, 7.00%, 12/01/28	4	4
Federal National Mortgage Association, 7.00%, 12/01/28	5	6
Federal National Mortgage Association, 7.00%, 03/01/29	6	7
Federal National Mortgage Association, 7.00%, 03/01/29	12	13
Federal National Mortgage Association, 8.00%, 07/01/29	1	2
Federal National Mortgage Association, 8.00%, 11/01/29	18	20
Federal National Mortgage Association, 8.00%, 12/01/29	19	21
Federal National Mortgage Association, 7.00%, 01/01/30	32	35
Federal National Mortgage Association, 8.00%, 01/01/30	27	30
Federal National Mortgage Association, 8.00%, 02/01/30	6	7
Federal National Mortgage Association, 8.00%, 05/01/30	1	1
Federal National Mortgage Association, 8.00%, 09/01/30	-	-
Federal National Mortgage Association, 8.00%, 10/01/30	25	27
Federal National Mortgage Association, 8.00%, 01/01/31	62	67
Federal National Mortgage Association, 8.00%, 01/01/31	4	4
Federal National Mortgage Association, 6.00%, 02/01/31	275	289
Federal National Mortgage Association, 7.50%, 02/01/31	38	41
Federal National Mortgage Association, 8.00%, 02/01/31	14	15
Federal National Mortgage Association, 8.00%, 02/01/31	11	12
Federal National Mortgage Association, 8.00%, 03/01/31	4	4
Federal National Mortgage Association, 8.00%, 03/01/31	9	10
Federal National Mortgage Association, 8.00%, 03/01/31	4	4
Federal National Mortgage Association, 6.00%, 01/01/33	946	994
Federal National Mortgage Association, 5.50%, 02/01/35	10,174	10,604
Federal National Mortgage Association, 6.00%, 06/01/35	151	158
Federal National Mortgage Association, 5.00%, 09/01/35	166	171
Federal National Mortgage Association, 5.00%, 09/01/35	159	164
Federal National Mortgage Association, 6.00%, 10/01/35	304	318
Federal National Mortgage Association, 6.00%, 10/01/35	45	47
Federal National Mortgage Association, 6.00%, 10/01/35	650	680
Federal National Mortgage Association, 6.00%, 11/01/35	841	880
Federal National Mortgage Association, 6.00%, 11/01/35	508	531
Federal National Mortgage Association, 6.00%, 11/01/35	58	61
Federal National Mortgage Association, 5.00%, 12/01/35	522	539
Federal National Mortgage Association, 5.50%, 01/01/36	3,293	3,428

Federal National Mortgage Association, 6.00%, 02/01/36	393	411
Federal National Mortgage Association, 6.50%, 02/01/36	1,119	1,180
Federal National Mortgage Association, 6.50%, 02/01/36	480	506
Federal National Mortgage Association, 6.50%, 02/01/36	444	469
Federal National Mortgage Association, 5.00%, 03/01/36	12,720	13,154
Federal National Mortgage Association, 6.00%, 03/01/36	399	417
Federal National Mortgage Association, 6.00%, 03/01/36	128	134
Federal National Mortgage Association, 6.00%, 03/01/36	584	611
Federal National Mortgage Association, 6.50%, 03/01/36	2,329	2,456
Federal National Mortgage Association, 5.50%, 04/01/36	30	31
Federal National Mortgage Association, 5.50%, 04/01/36	235	244
Federal National Mortgage Association, 5.50%, 04/01/36	59	61
Federal National Mortgage Association, 5.50%, 04/01/36	244	253
Federal National Mortgage Association, 5.50%, 04/01/36	140	146
Federal National Mortgage Association, 5.50%, 04/01/36	199	207
Federal National Mortgage Association, 5.50%, 04/01/36	534	555
Federal National Mortgage Association, 5.50%, 04/01/36	31	32
Federal National Mortgage Association, 5.50%, 04/01/36	178	185
Federal National Mortgage Association, 5.50%, 04/01/36	724	752
Federal National Mortgage Association, 6.00%, 04/01/36	343	359
Federal National Mortgage Association, 6.00%, 04/01/36	746	780
Federal National Mortgage Association, 6.00%, 04/01/36	109	114
Federal National Mortgage Association, 5.50%, 05/01/36	203	211
Federal National Mortgage Association, 5.50%, 05/01/36	255	265
Federal National Mortgage Association, 5.50%, 05/01/36	128	133
Federal National Mortgage Association, 5.50%, 05/01/36	214	222
Federal National Mortgage Association, 5.50%, 05/01/36	271	281
Federal National Mortgage Association, 5.50%, 05/01/36	287	298
Federal National Mortgage Association, 5.50%, 05/01/36	502	521
Federal National Mortgage Association, 5.50%, 05/01/36	71	74
Federal National Mortgage Association, 5.50%, 05/01/36	493	512
Federal National Mortgage Association, 5.50%, 05/01/36	838	870
Federal National Mortgage Association, 5.50%, 05/01/36	484	503
Federal National Mortgage Association, 5.50%, 05/01/36	26	27
Federal National Mortgage Association, 5.50%, 05/01/36	74	77
Federal National Mortgage Association, 5.50%, 05/01/36	36	38
Federal National Mortgage Association, 5.50%, 05/01/36	280	291
Federal National Mortgage Association, 5.50%, 05/01/36	179	186
Federal National Mortgage Association, 6.00%, 05/01/36	137	143
Federal National Mortgage Association, 5.50%, 06/01/36	19	19
Federal National Mortgage Association, 5.50%, 06/01/36	109	113
Federal National Mortgage Association, 5.50%, 06/01/36	241	251
Federal National Mortgage Association, 5.50%, 06/01/36	253	263
Federal National Mortgage Association, 5.50%, 06/01/36	25	26
Federal National Mortgage Association, 5.50%, 06/01/36	80	83
Federal National Mortgage Association, 5.50%, 06/01/36	355	369
Federal National Mortgage Association, 5.50%, 06/01/36	786	817
Federal National Mortgage Association, 5.50%, 06/01/36	704	732
Federal National Mortgage Association, 5.50%, 06/01/36	128	133
Federal National Mortgage Association, 5.50%, 06/01/36	410	426

Federal National Mortgage Association, 6.00%, 06/01/36	662	693
Federal National Mortgage Association, 6.00%, 06/01/36	290	304
Federal National Mortgage Association, 6.00%, 06/01/36	300	314
Federal National Mortgage Association, 6.00%, 06/01/36	401	420
Federal National Mortgage Association, 6.00%, 06/01/36	271	284
Federal National Mortgage Association, 6.00%, 06/01/36	249	261
Federal National Mortgage Association, 5.50%, 07/01/36	582	605
Federal National Mortgage Association, 5.50%, 07/01/36	134	139
Federal National Mortgage Association, 5.50%, 07/01/36	132	137
Federal National Mortgage Association, 5.50%, 07/01/36	537	558
Federal National Mortgage Association, 5.50%, 07/01/36	414	431
Federal National Mortgage Association, 6.00%, 07/01/36	267	280
Federal National Mortgage Association, 6.00%, 07/01/36	345	361
Federal National Mortgage Association, 6.00%, 07/01/36	3,753	3,927
Federal National Mortgage Association, 6.00%, 07/01/36	407	425
Federal National Mortgage Association, 6.00%, 07/01/36	26,340	27,539
Federal National Mortgage Association, 5.50%, 08/01/36	517	537
Federal National Mortgage Association, 5.50%, 08/01/36	20	21
Federal National Mortgage Association, 6.00%, 08/01/36	250	261
Federal National Mortgage Association, 6.00%, 08/01/36	203	212
Federal National Mortgage Association, 6.00%, 08/01/36	275	288
Federal National Mortgage Association, 6.00%, 08/01/36	386	404
Federal National Mortgage Association, 6.00%, 09/01/36	335	351
Federal National Mortgage Association, 6.00%, 09/01/36	170	178
Federal National Mortgage Association, 5.50%, 10/01/36	2,541	2,640
Federal National Mortgage Association, 6.00%, 12/01/36	338	353
Federal National Mortgage Association REMIC, 5.00%, 05/25/18	9,880	10,445
Federal National Mortgage Association REMIC, 4.00%, 01/25/19	3,000	3,070
Federal National Mortgage Association REMIC, 5.00%, 12/25/22	11,111	11,940
Federal National Mortgage Association REMIC, 4.50%, 05/01/23	8,253	7,039
Federal National Mortgage Association REMIC, 4.50%, 07/25/23	11,114	11,594
Federal National Mortgage Association REMIC, 5.00%, 04/25/32	7,500	7,794
Federal National Mortgage Association REMIC, 4.50%, 12/25/32	5,000	5,192
Federal National Mortgage Association REMIC, 3.50%, 07/25/33	3,779	3,751
Federal National Mortgage Association REMIC, 5.50%, 12/25/34	3,123	3,267
Federal National Mortgage Association REMIC, 5.50%, 02/25/35	8,790	9,222
Federal National Mortgage Association REMIC, 5.50%, 07/25/35	4,448	4,662
Federal National Mortgage Association REMIC, 5.50%, 11/25/35	2,025	2,098
Federal National Mortgage Association REMIC, 7.50%, 12/25/41	12,121	12,989
Federal National Mortgage Association REMIC, 4.68%, 06/25/43	9,472	9,335
		200,436
Government National Mortgage Association - 9.6%
Government National Mortgage Association, 13.50%, 07/15/10	12	13
Government National Mortgage Association, 6.00%, 04/15/29	4	4
Government National Mortgage Association, 6.00%, 05/15/32	2	2
Government National Mortgage Association, 6.00%, 07/15/32	1	2
Government National Mortgage Association, 6.00%, 01/15/34	22	23
Government National Mortgage Association, 6.00%, 01/15/34	29	31
Government National Mortgage Association, 6.00%, 06/15/34	7	8

Government National Mortgage Association, 6.00%, 09/15/34	665	697
Government National Mortgage Association, 6.00%, 09/15/34	40	42
Government National Mortgage Association, 6.00%, 09/15/34	111	116
Government National Mortgage Association, 6.00%, 04/15/35	223	234
Government National Mortgage Association, 6.00%, 04/15/35	709	743
Government National Mortgage Association, 6.00%, 05/15/35	24	25
Government National Mortgage Association, 6.00%, 05/15/35	646	677
Government National Mortgage Association, 6.00%, 06/15/35	31	32
Government National Mortgage Association, 6.00%, 07/15/35	659	689
Government National Mortgage Association, 6.00%, 07/15/35	784	828
Government National Mortgage Association, 6.00%, 01/15/36	1,780	1,864
Government National Mortgage Association, Interest Only, 5.84%, 05/16/38 (i)	12,743	1,205
Government National Mortgage Association, 5.50%, 10/15/38	23,497	24,487
Government National Mortgage Association REMIC, 6.50%, 06/16/31	4,218	4,507
Government National Mortgage Association REMIC, 5.00%, 09/20/32	7,000	7,322
Government National Mortgage Association REMIC, 5.50%, 09/20/33	5,409	5,660
Government National Mortgage Association REMIC, 6.00%, 12/16/33	2,738	2,790
Government National Mortgage Association REMIC, Interest Only, 6.50%, 11/20/34	1,209	90
Government National Mortgage Association REMIC, 5.50%, 12/20/34	10,000	10,408
Government National Mortgage Association REMIC, 5.50%, 01/20/37	4,816	5,057
		67,556

Total Government and Agency Obligations (cost $570,403)		610,808

SHORT TERM INVESTMENTS - 24.4%
Mutual Funds - 8.7%
JNL Money Market Fund, 0.31% (a) (h)	60,630	60,630

Securities Lending Collateral - 15.7%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	114,044	110,372
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,177	-
		110,372

Total Short Term Investments (cost $176,851)		171,002

Total Investments - 115.9% (cost $786,081)		812,296
Other Assets and Liabilities, Net - (15.9%)		(111,139)
Total Net Assets - 100%		$ 701,157

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 89.8%
CONSUMER DISCRETIONARY - 8.3%
Delek Automotive Systems Ltd.	236	$ 1,481
Desarrolladora Homex SAB de CV - ADR (c) (e)	123	1,629
Ford Otomotiv Sanayi AS	351	959
Grupo Televisa SA - ADR	176	2,399
Hero Honda Motors Ltd.	68	1,441
PT Astra International Tbk	2,003	2,480
Steinhoff International Holdings Ltd. (e)	878	935

Truworths International Ltd.	739	2,506
Woongjin Coway Co. Ltd.	165	3,607
		17,437
CONSUMER STAPLES - 10.2%
Amorepacific Corp.	4	1,657
British American Tobacco Plc	109	1,366
Eastern Tobacco	43	1,099
Fomento Economico Mexicano SAB de CV - ADR (e)	143	3,610
Hite Brewery Co. Ltd.	29	2,901
Kimberly-Clark de Mexico SAB de CV (e)	481	1,562
Massmart Holdings Ltd.	181	1,330
Oriflame Cosmetics SA (e)	137	4,284
Souza Cruz SA	192	3,668
		21,477
ENERGY - 11.9%
Banpu Public Co. Ltd.	241	1,458
LUKOIL Holdings - ADR	238	8,925
Oil & Natural Gas Corp. Ltd.	476	7,350
Pakistan Petroleum Ltd.	737	1,587
Tenaris SA - ADR	170	3,431
TNK-BP Holdings	2,877	2,371
		25,122
FINANCIALS - 17.6%
Akbank T.A.S. (e)	886	2,603
Banco do Brasil SA	858	6,337
Bank Hapoalim BM (c)	1,317	2,405
Bank Mandiri Persero Tbk PT	31,307	5,930
JHSF Participacoes SA (c)	714	462
KB Financial Group Inc. (c)	152	3,673
Nedbank Group Ltd. (e)	335	3,003
OTP Bank Rt (c) (e)	61	516
Punjab National Bank Ltd.	295	2,400
Sanlam Ltd. (e)	2,028	3,605
Shinhan Financial Group Co. Ltd. (c)	149	2,697
Turkiye Is Bankasi SA	1,559	3,499
		37,130
INDUSTRIALS - 8.0%
Cia de Concessoes Rodoviarias	340	3,100
Cosco Corp. Singapore Ltd. - ADR	413	1,060
Empresa Brasileira de Aeronautica SA - ADR (e)	129	1,711
Iochpe Maxion SA	27	108
Murray & Roberts Holdings Ltd. (e)	641	2,742
Orascom Construction Industries	135	3,249
PLUS Expressways Berhad	1,875	1,513
Tam SA - ADR (c) (e)	187	1,028
United Tractors Tbk PT	4,093	2,406
		16,917
INFORMATION TECHNOLOGY - 10.3%
Advanced Semiconductor Engineering Inc.	4,011	1,957

HON HAI Precision Industry Co. Ltd. - GDR	563	2,507
HTC Corp.	237	2,918
NHN Corp. (c)	17	1,836
Redecard SA	509	6,164
Samsung Electronics Co. Ltd.	9	3,585
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	312	2,792
		21,759
MATERIALS - 6.4%
Evraz Group SA - GDR	27	222
Israel Chemicals Ltd.	493	3,999
Kumba Iron Ore Ltd. (e)	255	4,408
Pretoria Portland Cement Co. Ltd.	927	3,072
Shougang Concord International Enterprises Co. Ltd.	14,345	1,479
Usinas Siderurgicas de Minas Gerais SA - Class A	14	174
VSMPO-Avisma Corp.	9	196
		13,550
TELECOMMUNICATION SERVICES - 17.1%
America Movil SAB de CV - ADR	149	4,046
Egyptian Co. for Mobile Services	82	2,154
Mobile Telesystems - ADR	229	6,852
Philippine Long Distance Telephone Co. - ADR (e)	165	7,299
PT Telekomunikasi Indonesia - ADR (e)	324	8,335
Turkcell Iletisim Hizmet AS (e)	1,513	7,411
		36,097

Total Common Stocks (cost $296,891)		189,489

PREFERRED STOCKS - 3.9%
MATERIALS - 2.3%
Cia Vale do Rio Doce	262	3,031
Klabin SA	396	484
Suzano Papel e Celulose SA	296	1,316
		4,831
UTILITIES - 1.6%
AES Tiete SA	256	1,960
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	99	1,394
		3,354

Total Preferred Stocks (cost $13,823)		8,185

SHORT TERM INVESTMENTS - 17.9%
Mutual Funds - 6.3%
JNL Money Market Fund, 0.31% (a) (h)	13,273	13,273

Securities Lending Collateral - 11.6%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	25,192	24,381
Mellon GSL Reinvestment Trust II (d) (f) (u)	782	-
		24,381

Total Short Term Investments (cost $39,247)		37,654

Total Investments - 111.6% (cost $349,961)		235,328
Other Assets and Liabilities, Net - (11.6%)		(24,492)
Total Net Assets - 100%		$ 210,836

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 13.7%
Abercrombie & Fitch Co. - Class A (e)	95	$ 2,263
Darden Restaurants Inc. (e)	24	836
DISH Network Corp. (c)	88	980
Gap Inc.	93	1,207
J.C. Penney Co. Inc. (e)	79	1,584
Leggett & Platt Inc. (e)	149	1,938
Mattel Inc.	143	1,652
Starbucks Corp. (c)	152	1,692
Viacom Inc. - Class B (c)	137	2,383
		14,535
CONSUMER STAPLES - 6.7%
Avon Products Inc.	63	1,210
JM Smucker Co.	28	1,044
McCormick & Co. Inc. (e)	63	1,851
Molson Coors Brewing Co.	65	2,242
Sara Lee Corp.	94	761
		7,108
ENERGY - 6.9%
Hess Corp.	16	862
Holly Corp.	84	1,787
Massey Energy Co.	57	579
Patterson-UTI Energy Inc. (e)	91	819
Pride International Inc. (c)	97	1,737
Williams Cos. Inc.	133	1,511
		7,295
FINANCIALS - 15.9%
Ameriprise Financial Inc.	104	2,129
City National Corp. (e)	35	1,175
Federated Investors Inc. - Class B	35	775
Hudson City Bancorp Inc.	115	1,340
Marsh & McLennan Cos. Inc.	103	2,088
PartnerRe Ltd. (e)	22	1,335
PNC Financial Services Group Inc.	28	814
Public Storage Inc. (e)	44	2,431
RenaissanceRe Holdings Ltd.	40	1,968
St. Joe Co. (c) (e)	72	1,204
Waddell & Reed Financial Inc. - Class A	91	1,652
		16,911
HEALTH CARE - 12.4%
Forest Laboratories Inc. (c)	56	1,221

Hospira Inc. (c)	84	2,595
Life Technologies Corp. (c)	51	1,653
Omnicare Inc. (e)	89	2,182
Patterson Cos. Inc. (c)	87	1,641
Warner Chilcott Ltd. (c) (e)	174	1,830
Zimmer Holdings Inc. (c)	55	1,997
		13,119
INDUSTRIALS - 14.8%
Cintas Corp.	65	1,594
Corrections Corp. of America (c)	125	1,595
Covanta Holding Corp. (c)	100	1,305
Dover Corp.	45	1,182
Foster Wheeler AG (c)	111	1,939
Monster Worldwide Inc. (c) (e)	120	979
Parker Hannifin Corp.	42	1,420
Pitney Bowes Inc.	92	2,139
Republic Services Inc. - Class A	109	1,871
Spirit Aerosystems Holdings Inc. (c)	173	1,722
		15,746
INFORMATION TECHNOLOGY - 13.7%
Agilent Technologies Inc. (c)	118	1,809
Analog Devices Inc.	107	2,054
Brocade Communications Systems Inc. (c)	34	117
Ingram Micro Inc. - Class A (c)	164	2,072
Juniper Networks Inc. (c)	77	1,161
Lam Research Corp. (c) (e)	71	1,614
Lexmark International Inc. (c)	28	472
NetApp Inc. (c)	67	990
NeuStar Inc. - Class A (c)	104	1,734
Symantec Corp. (c)	170	2,532
		14,555
MATERIALS - 9.1%
Air Products & Chemicals Inc.	33	1,862
Ball Corp.	45	1,966
Bemis Co. Inc.	54	1,124
International Flavors & Fragrances Inc. (e)	39	1,182
Packaging Corp. of America	173	2,249
RPM International Inc.	99	1,255
		9,638
UTILITIES - 4.5%
American Electric Power Co. Inc.	81	2,054
Energen Corp.	20	575
PPL Corp.	31	901
Wisconsin Energy Corp.	31	1,280
		4,810

Total Common Stocks (cost $143,354)		103,717

SHORT TERM INVESTMENTS - 16.6%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.31% (a) (h)	3,008	3,008

Securities Lending Collateral - 13.8%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	15,123	14,636
Mellon GSL Reinvestment Trust II (d) (f) (u)	525	-
		14,636

Total Short Term Investments (cost $18,656)		17,644

Total Investments - 114.3% (cost $162,010)		121,361
Other Assets and Liabilities, Net - (14.3%)		(15,183)
Total Net Assets - 100%		$ 106,178

JNL/Lazard Small Cap Equity Fund
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 10.9%
1-800-Flowers.com Inc. (c)	6	$ 13
99 Cents Only Stores (c)	5	42
Aaron Rents Inc.	4	110
Aeropostale Inc. (c)	6	160
AFC Enterprises Inc. (c)	3	16
Ambassadors Group Inc.	2	18
American Apparel Inc. (c)	6	16
American Greetings Corp.	5	26
American Public Education Inc. (c)	1	48
Ameristar Casinos Inc.	2	23
Arbitron Inc.	3	43
Audiovox Corp. (c)	2	8
Bally Technologies Inc. (c)	5	92
Bebe Stores Inc.	4	24
Blue Nile Inc. (c)	1	42
Blyth Inc.	1	20
Bob Evans Farms Inc.	3	72
Brown Shoe Co. Inc.	6	22
Brunswick Corp.	7	26
Buckle Inc.	3	80
Buffalo Wild Wings Inc. (c)	2	63
Cabela's Inc. - Class A (c)	4	37
California Pizza Kitchen Inc. (c)	2	21
Callaway Golf Co.	7	50
Capella Education Co. (c)	1	68
Carter's Inc. (c)	5	96
Cato Corp. - Class A	3	52
Cavco Industries Inc. (c)	1	19
CEC Entertainment Inc. (c)	2	51
Cheesecake Factory Inc. (c)	5	60
Cherokee Inc.	1	23
Chico's FAS Inc. (c)	16	83
Childrens Place Retail Stores Inc. (c)	2	46
Christopher & Banks Corp.	5	19
Churchill Downs Inc.	1	30
Cinemark Holdings Inc.	4	36
Citi Trends Inc. (c)	1	33
CKE Restaurants Inc.	6	47
CKX Inc. (c)	7	30
Coinstar Inc. (c)	3	94
Coldwater Creek Inc. (c)	8	20
Collective Brands Inc. (c)	7	65
Columbia Sportswear Co.	1	37
Cooper Tire & Rubber Co.	7	27
Core-Mark Holding Co. Inc. (c)	1	20
Corinthian Colleges Inc. (c)	8	150
Cracker Barrel Old Country Store Inc.	2	51
Deckers Outdoor Corp. (c)	1	63

Dillard's Inc. - Class A	5	30
Dolan Media Co. (c)	3	24
Dorman Products Inc. (c)	1	13
Dress Barn Inc. (c)	5	60
Ethan Allen Interiors Inc.	2	23
Exide Technologies (c)	8	23
FGX International Holdings Ltd. (c)	2	22
Finish Line - Class A	4	29
Fisher Communications Inc.	2	19
Fossil Inc. (c)	5	72
Fred's Inc.	4	47
Fuel Systems Solutions Inc. (c)	1	20
Gaiam Inc. (c)	3	10
Gaylord Entertainment Co. (c)	4	35
Genesco Inc. (c)	2	37
G-III Apparel Group Ltd. (c)	4	20
Grand Canyon Education (c)	1	20
Group 1 Automotive Inc.	2	27
Gymboree Corp. (c)	3	54
Helen of Troy Ltd. (c)	3	35
Hibbett Sports Inc. (c)	2	44
Hooker Furniture Corp.	2	17
HOT Topic Inc. (c)	4	43
Iconix Brand Group Inc. (c)	5	45
Interactive Data Corp.	3	82
iRobot Corp. (c)	3	21
Isle of Capri Casinos Inc. (c)	4	21
J Crew Group Inc. (c)	4	57
Jack in the Box Inc. (c)	5	124
Jackson Hewitt Tax Service Inc.	6	29
Jakks Pacific Inc. (c)	3	37
Jo-Ann Stores Inc. (c)	2	35
JoS. A. Bank Clothiers Inc. (c)	2	49
Knology Inc. (c)	5	22
K-Swiss Inc. - Class A	3	25
Learning Tree International Inc. (c)	2	19
Life Time Fitness Inc. (c)	3	44
Live Nation Inc. (c)	9	24
Luby's Inc. (c)	4	20
Maidenform Brands Inc. (c)	2	19
Marcus Corp.	2	20
Martha Stewart Living Omnimedia Inc. (c)	8	19
Marvel Entertainment Inc. (c)	4	118
Matthews International Corp. - Class A	3	82
Mediacom Communications Corp. (c)	6	25
Men's Wearhouse Inc.	5	69
Meritage Homes Corp. (c)	3	30
Midas Inc. (c)	2	19
Monro Muffler Inc.	2	43
Morgans Hotel Group Co. (c)	6	19

National CineMedia Inc.	4	55
National Presto Industries Inc.	-	29
NetFlix Inc. (c)	4	156
NutriSystem Inc.	3	43
Papa John's International Inc. (c)	2	49
Peets Coffee & Tea Inc. (c)	1	25
PetMed Express Inc. (c)	2	38
PF Chang's China Bistro Inc. (c)	2	47
Pinnacle Entertainment Inc. (c)	5	34
Polaris Industries Inc.	3	64
Pool Corp.	4	58
Pre-Paid Legal Services Inc. (c)	1	26
Raser Technologies Inc. (c)	7	28
RC2 Corp. (c)	3	18
RCN Corp. (c)	6	20
Regis Corp.	4	60
Rent-A-Center Inc. (c)	6	117
Rex Stores Corp. (c)	2	18
Ruby Tuesday Inc. (c)	9	25
Ryland Group Inc.	4	62
Sally Beauty Holdings Inc. (c)	9	52
Scholastic Corp.	2	35
Shoe Carnival Inc. (c)	2	17
Shuffle Master Inc. (c)	7	21
Shutterfly Inc. (c)	3	27
Skechers U.S.A. Inc. - Class A (c)	4	26
Skyline Corp.	1	21
Smith & Wesson Holding Corp. (c)	5	30
Sonic Corp. (c)	5	53
Sotheby's Holdings - Class A	6	53
Spartan Motors Inc.	6	23
Stage Stores Inc.	3	30
Stamps.com Inc. (c)	2	20
Steak n Shake Co. (c)	3	23
Steiner Leisure Ltd. (c)	1	32
Steinway Musical Instruments Inc. (c)	2	19
Steven Madden Ltd. (c)	2	33
Stewart Enterprises Inc. - Class A	9	28
Superior Industries International Inc.	2	27
Tempur-Pedic International Inc.	7	53
Texas Roadhouse Inc. - Class A (c)	4	35
Timberland Co. - Class A (c)	5	59
Tractor Supply Co. (c)	3	109
Tupperware Brands Corp.	6	96
Under Armour Inc. - Class A (c)	3	49
UniFirst Corp.	1	39
Universal Electronics Inc. (c)	1	20
Universal Technical Institute Inc. (c)	2	22
Vail Resorts Inc. (c)	3	53
Warnaco Group Inc. (c)	4	98

Wendy's/Arby's Group Inc.	36	181
Wet Seal Inc. (c)	9	29
Weyco Group Inc.	1	26
WMS Industries Inc. (c)	4	83
Wolverine World Wide Inc.	5	70
World Wrestling Entertainment Inc.	2	20
Zale Corp. (c)	8	16
Zumiez Inc. (c)	3	26
		6,759
CONSUMER STAPLES - 3.8%
Alliance One International Inc. (c)	9	35
American Oriental Bioengineering Inc. (c)	6	24
Andersons Inc.	2	30
Arden Group Inc. - Class A	-	19
Calavo Growers Inc.	2	19
Cal-Maine Foods Inc.	1	31
Casey's General Stores Inc.	5	122
Central Garden & Pet Co. - Class A (c)	5	36
Chattem Inc. (c)	2	87
China Sky One Medical Inc. (c)	1	16
Chiquita Brands International Inc. (c)	5	30
Coca-Cola Bottling Co. Consolidated	-	21
Darling International Inc. (c)	7	27
Diamond Foods Inc.	1	36
Elizabeth Arden Inc. (c)	4	21
Flowers Foods Inc.	7	165
Fresh Del Monte Produce Inc. (c)	4	63
Great Atlantic & Pacific Tea Co. (c)	3	18
Green Mountain Coffee Roasters Inc. (c)	2	79
Griffin Land & Nurseries Inc.	-	10
Hain Celestial Group Inc. (c)	4	52
Ingles Markets Inc. - Class A	1	20
J&J Snack Foods Corp.	1	51
Lancaster Colony Corp.	2	82
Lance Inc.	2	50
Mannatech Inc.	3	8
Nash Finch Co.	1	39
National Beverage Corp. (c)	2	19
Nu Skin Enterprises Inc.	5	51
Omega Protein Corp. (c)	6	16
Pantry Inc. (c)	2	41
PriceSmart Inc.	1	23
Ralcorp Holdings Inc. (c)	5	277
Ruddick Corp.	4	86
Sanderson Farms Inc.	2	75
Smart Balance Inc. (c)	6	37
Spartan Stores Inc.	2	37
Star Scientific Inc. (c)	5	24
Tootsie Roll Industries Inc.	2	53
TreeHouse Foods Inc. (c)	3	81

United Natural Foods Inc. (c)	4	72
Universal Corp.	2	69
Vector Group Ltd.	3	43
Village Super Market Inc.	1	42
WD-40 Co.	2	42
Weis Markets Inc.	1	33
Winn-Dixie Stores Inc. (c)	5	47
		2,359
ENERGY - 3.8%
Arena Resources Inc. (c)	3	87
Atlas America Inc.	3	27
Basic Energy Services Inc. (c)	4	24
Berry Petroleum Co. - Class A	4	45
Bill Barrett Corp. (c)	3	73
Bolt Technology Corp. (c)	3	18
BPZ Resources Inc. (c)	5	19
Brigham Exploration Co. (c)	10	18
Bristow Group Inc. (c)	2	51
Bronco Drilling Co. Inc. (c)	3	16
Cal Dive International Inc. (c)	4	29
CARBO Ceramics Inc.	2	60
Carrizo Oil & Gas Inc. (c)	2	22
Cheniere Energy Inc. (c)	5	20
Clayton Williams Energy Inc. (c)	1	20
Comstock Resources Inc. (c)	4	124
Concho Resources Inc. (c)	5	128
Contango Oil & Gas Co. (c)	1	53
Delek US Holdings Inc.	2	18
DHT Maritime Inc.	5	17
Dril-Quip Inc. (c)	3	96
ENGlobal Corp. (c)	5	24
EXCO Resources Inc. (c)	14	135
FX Energy Inc. (c)	6	17
General Maritime Corp.	4	29
GMX Resources Inc. (c)	3	16
Goodrich Petroleum Corp. (c)	2	39
Gran Tierra Energy Inc. (c)	21	52
Gulfmark Offshore Inc. (c)	2	55
Gulfport Energy Corp. (c)	7	17
Harvest Natural Resources Inc. (c)	5	18
Hornbeck Offshore Services Inc. (c)	2	35
James River Coal Co. (c)	3	33
Knightsbridge Tankers Ltd.	2	28
Lufkin Industries Inc.	1	47
Matrix Service Co. (c)	3	24
McMoRan Exploration Co. (c)	6	28
NATCO Group Inc. (c)	2	42
Newpark Resources Inc. (c)	10	26
Nordic American Tanker Shipping Ltd.	4	103

Northern Oil and Gas Inc. (c)	5	18
OYO Geospace Corp. (c)	1	16
Panhandle Oil and Gas Inc.	1	22
Parker Drilling Co. (c)	14	27
Penn Virginia Corp.	4	42
Petroleum Development Corp. (c)	2	19
PetroQuest Energy Inc. (c)	7	17
PHI Inc. (c)	2	22
Pioneer Drilling Co. (c)	6	19
Rosetta Resources Inc. (c)	7	33
Ship Finance International Ltd.	4	24
Stone Energy Corp. (c)	5	16
Superior Well Services Inc. (c)	4	22
Swift Energy Co. (c)	4	27
Teekay Tankers Ltd.	2	23
Union Drilling Inc. (c)	4	16
USEC Inc. (c)	12	55
VAALCO Energy Inc. (c)	6	33
Western Refining Inc.	2	26
Westmoreland Coal Co. (c)	2	18
Willbros Group Inc. (c)	3	30
World Fuel Services Corp.	3	82
		2,340
FINANCIALS - 19.8%
1st Source Corp.	2	29
Abington Bancorp Inc.	3	24
Acadia Realty Trust	3	30
Advance America Cash Advance Centers Inc.	11	18
Agree Realty Corp.	1	20
Alexander's Inc.	-	36
American Campus Communities Inc.	4	66
American Equity Investment Life Holding Co.	7	27
American Safety Insurance Holdings Ltd. (c)	2	21
Ameris Bancorp	2	7
Amerisafe Inc. (c)	2	31
Ames National Corp.	1	11
Anworth Mortgage Asset Corp.	12	73
Apollo Investment Corp.	13	46
Ares Capital Corp.	9	42
Argo Group International Holdings Ltd. (c)	3	93
Arrow Financial Corp.	1	29
Aspen Insurance Holdings Ltd.	8	175
Assured Guaranty Ltd.	6	37
Avatar Holdings Inc. (c)	1	19
BancFirst Corp.	1	29
Banco Latinoamericano de Exportaciones SA	3	28
Bank Mutual Corp.	5	44
Bank of the Ozarks Inc.	1	31
BankFinancial Corp.	3	25
Beneficial Mutual Bancorp Inc. (c)	4	39

Berkshire Hills Bancorp Inc.	1	29
BioMed Realty Trust Inc.	7	49
Boston Private Financial Holdings Inc.	5	18
Brookline Bancorp Inc.	6	56
Bryn Mawr Bank Corp.	1	13
Camden National Corp.	1	26
Capital City Bank Group Inc.	2	18
Capital Southwest Corp.	-	24
CapLease Inc.	10	19
Capstead Mortgage Corp.	7	72
Cardinal Financial Corp.	4	24
Care Investment Trust Inc.	4	21
Cash America International Inc.	3	41
Cathay General Bancorp	4	47
Cedar Shopping Centers Inc.	9	16
CenterState Banks of Florida Inc.	2	19
Central Pacific Financial Corp.	4	22
Chemical Financial Corp.	2	50
Chimera Investment Corp.	12	41
Citizens & Northern Corp.	1	18
Citizens Inc. (c)	4	27
City Holdings Co.	2	45
CNA Surety Corp. (c)	1	27
CoBiz Financial Inc.	4	23
Cohen & Steers Inc.	2	18
Colonial Properties Trust	5	19
Columbia Banking System Inc.	3	20
Community Bank System Inc.	3	49
Community Trust Bancorp Inc.	2	42
Compass Diversified Holdings LLC	2	22
Consolidated-Tomoka Land Co.	1	21
Corporate Office Properties Trust SBI MD	4	95
Cousins Properties Inc.	5	29
Crawford & Co. - Class B (c)	3	23
Credit Acceptance Corp. (c)	1	23
CVB Financial Corp.	6	39
Danvers BanCorp Inc.	2	24
DCT Industrial Trust Inc.	17	54
Delphi Financial Group Inc.	4	49
DiamondRock Hospitality Co.	9	37
Dime Community Bancshares Inc.	3	24
Dollar Financial Corp. (c)	2	23
East West Bancorp Inc.	6	28
EastGroup Properties Inc.	2	69
eHealth Inc. (c)	2	39
EMC Insurance Group Inc.	1	21
Employer Holdings Inc.	5	43
Enstar Group Ltd. (c)	1	32
Enterprise Financial Services Corp.	2	22
Entertainment Properties Trust	3	47

Epoch Holding Corp.	2	12
Equity Lifestyle Properties Inc.	2	70
Equity One Inc.	3	35
ESSA BanCorp Inc.	2	25
Extra Space Storage Inc.	8	43
EZCORP Inc. - Class A (c)	5	57
Farmers Capital Bank Corp.	-	7
Financial Federal Corp.	2	53
Financial Institutions Inc.	2	14
First Bancorp Inc.	10	69
First Busey Corp.	3	21
First Cash Financial Services Inc. (c)	2	25
First Commonwealth Financial Corp.	8	68
First Community Bancshares Inc.	2	18
First Financial Bancorp	4	37
First Financial Bankshares Inc.	2	90
First Financial Corp.	1	42
First Financial Holdings Inc.	2	18
First Financial Northwest Inc.	3	23
First Industrial Realty Trust Inc.	9	22
First Merchants Corp.	2	26
First Midwest Bancorp Inc.	4	38
First Niagara Financial Group Inc.	11	117
First Place Financial Corp.	2	8
First Potomac Realty Trust	3	21
First South Bancorp Inc.	1	9
FirstMerit Corp.	7	133
Flagstone Reinsurance Holdings Ltd.	3	23
Flushing Financial Corp.	3	17
FNB Corp.	8	59
Forestar Group Inc. (c)	4	28
Fox Chase Bancorp Inc. (c)	1	6
FPIC Insurance Group Inc. (c)	1	34
Franklin Street Properties Corp.	5	66
GAMCO Investors Inc.	1	24
Getty Realty Corp.	2	32
GFI Group Inc.	5	17
Glacier Bancorp Inc.	5	85
Gladstone Capital Corp.	4	24
Gladstone Investment Corp.	4	16
Green Bankshares Inc.	2	20
Greenhill & Co. Inc.	2	116
Greenlight Capital Re Ltd. (c)	3	46
Hancock Holding Co.	2	72
Harleysville Group Inc.	1	37
Harleysville National Corp.	4	27
Harris & Harris Group Inc. (c)	5	17
Hatteras Financial Corp.	2	44
Healthcare Realty Trust Inc.	5	80
Heartland Financial USA Inc.	2	24

Hercules Technology Growth Capital Inc.	4	21
Hersha Hospitality Trust	10	20
Highwoods Properties Inc.	6	124
Hilltop Holdings Inc. (c)	5	53
Home Bancshares Inc.	1	22
Home Properties Inc.	3	88
Horace Mann Educators Corp.	4	34
IberiaBank Corp.	1	64
Independence Holding Co.	2	11
Independent Bank Corp.	2	28
Infinity Property & Casualty Corp.	1	42
Inland Real Estate Corp.	6	40
Integra Bank Corp.	4	7
Interactive Brokers Group Inc. (c)	4	58
International Assets Holding Corp. (c)	1	11
International Bancshares Corp.	5	36
Investors Bancorp Inc. (c)	4	33
Investors Real Estate Trust	6	60
IPC Holdings Ltd.	4	115
KBW Inc. (c)	3	55
Kearny Financial Corp.	2	18
Knight Capital Group Inc. (c)	9	126
Kohlberg Capital Corp.	6	18
LaBranche & Co. Inc. (c)	6	23
Lakeland Bancorp Inc.	2	18
Lakeland Financial Corp.	1	21
LaSalle Hotel Properties	4	23
Lexington Realty Trust	9	21
LTC Properties Inc.	2	42
Macerich Co.	14	88
MainSource Financial Group Inc.	3	22
MarketAxess Holdings Inc. (c)	3	25
Maui Land & Pineapple Co. Inc. (c)	2	17
Max Capital Group Ltd.	6	97
MB Financial Inc.	3	43
Meadowbrook Insurance Group Inc.	5	30
Medallion Financial Corp.	3	20
Medical Properties Trust Inc.	8	29
MFA Financial Inc.	21	122
Mid-America Apartment Communities Inc.	3	79
Monmouth Real Estate Investment Corp.	3	21
Montpelier Re Holdings Ltd.	9	110
MVC Capital Inc.	3	24
Nara Bancorp Inc.	6	17
National Financial Partners Corp.	7	22
National Health Investors Inc.	2	62
National Penn Bancshares Inc.	7	60
National Retail Properties Inc.	7	113
National Western Life Insurance Co.	-	33
Navigators Group Inc. (c)	1	61

NBT Bancorp Inc.	3	62
NewAlliance Bancshares Inc.	10	115
NGP Capital Resources Co.	4	19
Northfield Bancorp Inc.	3	30
Northwest Bancorp Inc.	1	25
OceanFirst Financial Corp.	2	16
Ocwen Financial Corp. (c)	4	42
Odyssey Re Holdings Corp.	2	76
Old National Bancorp	6	67
Old Second Bancorp Inc.	3	18
Omega Healthcare Investors Inc.	7	105
optionsXpress Holdings Inc.	4	51
Oritani Financial Corp. (c)	1	19
Pacific Capital Bancorp	5	32
Pacific Continental Corp.	2	21
PacWest Bancorp	2	36
Park National Corp.	1	55
Parkway Properties Inc.	2	20
Patriot Capital Funding Inc.	4	8
Peapack Gladstone Financial Corp.	1	14
PennantPark Investment Corp.	6	21
Pennsylvania Commerce Bancorp Inc. (c)	1	23
Pennsylvania Real Estate Investment Trust	5	18
Penson Worldwide Inc. (c)	3	21
Peoples Bancorp Inc.	2	24
PHH Corp. (c)	5	73
Pico Holdings Inc. (c)	1	41
Pinnacle Financial Partners Inc. (c)	2	58
Piper Jaffray Cos. (c)	2	50
Platinum Underwriters Holdings Ltd.	4	127
Portfolio Recovery Associates Inc. (c)	1	35
Post Properties Inc.	4	45
Potlatch Corp.	4	83
PremierWest Bancorp	2	9
PrivateBancorp Inc.	2	33
ProAssurance Corp. (c)	3	136
Prospect Capital Corp.	3	23
Prosperity Bancshares Inc.	4	96
Provident Bankshares Corp.	4	26
Provident Financial Services Inc.	5	58
Provident New York Bancorp	3	28
PS Business Parks Inc.	1	55
Ramco-Gershenson Properties Trust	3	21
Realty Income Corp.	9	174
Redwood Trust Inc.	6	86
Renasant Corp.	2	28
Republic Bancorp Inc. - Class A	1	18
RiskMetrics Group Inc. (c)	2	30
RLI Corp.	2	85
S&T Bancorp Inc.	2	45

Safety Insurance Group Inc.	2	53
Sanders Morris Harris Group Inc.	3	11
Sandy Spring Bancorp Inc.	2	20
Saul Centers Inc.	1	19
SCBT Financial Corp.	1	26
SeaBright Insurance Holdings Inc. (c)	2	22
Selective Insurance Group	5	59
Senior Housing Properties Trust	10	146
Shore Bancshares Inc.	1	18
Sierra Bancorp	2	20
Signature Bank (c)	3	89
Simmons First National Corp. - Class A	1	37
Smithtown Bancorp Inc.	1	9
Southside Bancshares Inc.	2	32
Southwest Bancorp Inc.	2	19
Sovran Self Storage Inc.	2	40
State Auto Financial Corp.	1	25
State Bancorp. Inc.	3	25
StellarOne Corp.	2	28
Sterling Bancorp - NYS	2	19
Sterling Bancshares Inc.	7	48
Sterling Financial Corp. / WA	11	22
Stewart Information Services Corp.	2	31
Stifel Financial Corp. (c)	2	101
Suffolk Bancorp	1	22
Sun Communities Inc.	2	23
Sunstone Hotel Investors Inc.	8	22
Susquehanna Bancshares Inc.	8	72
SVB Financial Group (c)	3	53
SWS Group Inc.	2	37
SY Bancorp Inc.	1	34
Tanger Factory Outlet Centers Inc.	3	88
Tejon Ranch Co. (c)	1	22
Texas Capital Bancshares Inc. (c)	2	25
thinkorswim Group Inc. (c)	5	43
Tompkins Financial Corp.	-	21
Tower Group Inc.	4	87
TowneBank	2	35
Trico Bancshares	1	25
TrustCo Bank Corp.	7	40
Trustmark Corp.	4	81
U.S. Global Investors Inc.	3	14
UMB Financial Corp.	3	119
Umpqua Holdings Corp.	5	49
Union Bankshares Corp.	2	22
United Bankshares Inc.	3	59
United Community Banks Inc.	5	21
United Financial Bancorp Inc.	1	19
United Fire & Casualty Co.	2	49
United Security Bancshares / CA	1	8

Universal Health Realty Income Trust	1	29
Univest Corp. of Pennsylvania	2	30
Urstadt Biddle Properties Inc. - Class A	2	31
Validus Holdings Ltd.	6	139
ViewPoint Financial Group	2	20
Washington Real Estate Investment Trust	5	83
Washington Trust Bancorp Inc.	2	30
WesBanco Inc.	3	61
West Bancorp Inc.	2	18
WestAmerica Bancorp	3	119
Westfield Financial Inc.	3	30
Westwood Holdings Group Inc.	1	28
Wintrust Financial Corp.	3	31
World Acceptance Corp. (c)	1	24
WSFS Financial Corp.	1	19
Yadkin Valley Financial Corp.	3	21
Zenith National Insurance Corp.	3	81
		12,233
HEALTH CARE - 15.3%
Abaxis Inc. (c)	2	36
Abiomed Inc. (c)	4	22
Accelrys Inc. (c)	4	16
Acorda Therapeutics Inc. (c)	3	66
Adolor Corp. (c)	7	15
Affymax Inc. (c)	1	23
Affymetrix Inc. (c)	7	22
Albany Molecular Research Inc. (c)	2	20
Alexion Pharmaceuticals Inc. (c)	8	285
Alexza Pharmaceuticals Inc. (c)	4	9
Align Technology Inc. (c)	6	47
Alkermes Inc. (c)	9	105
Alliance HealthCare Services Inc. (c)	3	23
Allos Therapeutics Inc. (c)	5	31
Allscripts-Misys Healthcare Solutions Inc.	13	136
Alnylam Pharmaceuticals Inc. (c)	3	61
AMAG Pharmaceuticals Inc. (c)	2	65
Amedisys Inc. (c)	2	66
American Medical Systems Holdings Inc. (c)	7	80
AMERIGROUP Corp. (c)	5	134
AMN Healthcare Services Inc. (c)	4	23
Amsurg Corp. (c)	3	45
Analogic Corp.	1	42
AngioDynamics Inc. (c)	2	28
Ardea Biosciences Inc. (c)	3	27
Arena Pharmaceuticals Inc. (c)	8	23
ArQule Inc. (c)	6	25
Athenahealth Inc. (c)	2	45
Atrion Corp.	-	23
Auxilium Pharmaceuticals Inc. (c)	4	103

Biodel Inc. (c)	3	17
BioMimetic Therapeutics Inc. (c)	2	18
Bio-Rad Laboratories Inc. - Class A (c)	2	113
Bio-Reference Labs Inc. (c)	1	22
Bruker Corp. (c)	6	38
Cadence Pharmaceuticals Inc. (c)	3	25
Capital Senior Living Corp. (c)	5	12
Cardiac Science Corp. (c)	5	15
Catalyst Health Solutions Inc. (c)	3	59
Celera Corp. (c)	7	55
Celldex Therapeutics Inc. (c)	2	16
Centene Corp. (c)	4	71
Cepheid Inc. (c)	5	36
Chemed Corp.	2	79
Chindex International Inc. (c)	3	17
Clinical Data Inc. (c)	2	21
Computer Programs & Systems Inc.	1	25
Conceptus Inc. (c)	3	37
Conmed Corp. (c)	3	37
Corvel Corp. (c)	1	22
Cougar Biotechnology Inc. (c)	1	45
Cross Country Healthcare Inc. (c)	4	23
CryoLife Inc. (c)	4	20
Cubist Pharmaceuticals Inc. (c)	5	84
CV Therapeutics Inc. (c)	6	124
Cyberonics Inc. (c)	2	33
Cynosure Inc. (c)	3	18
Cypress Bioscience Inc. (c)	3	22
Dendreon Corp. (c)	9	39
DepoMed Inc. (c)	8	19
DexCom Inc. (c)	10	43
Dionex Corp. (c)	2	78
Durect Corp. (c)	10	22
Dyax Corp. (c)	10	24
Eclipsys Corp. (c)	5	55
Emergency Medical Services Corp. (c)	1	31
Enzo Biochem Inc. (c)	5	19
Enzon Pharmaceuticals Inc. (c)	4	23
eResearch Technology Inc. (c)	4	20
ev3 Inc. (c)	8	55
ExacTech Inc. (c)	2	20
Exelixis Inc. (c)	10	46
Genomic Health Inc. (c)	1	28
Genoptix Inc. (c)	1	22
Gentiva Health Services Inc. (c)	2	35
Geron Corp. (c)	11	49
Greatbatch Inc. (c)	2	43
GTx Inc. (c)	2	21
Haemonetics Corp. (c)	2	129
Halozyme Therapeutics Inc. (c)	6	31
Hanger Orthopedic Group Inc. (c)	3	33

HealthSouth Corp. (c)	8	71
HealthSpring Inc. (c)	5	38
Healthways Inc. (c)	4	31
HMS Holdings Corp. (c)	2	74
ICU Medical Inc. (c)	1	39
Idera Pharmaceuticals Inc. (c)	4	23
I-Flow Corp. (c)	5	18
Immucor Inc. (c)	6	160
Immunogen Inc. (c)	5	35
Incyte Corp. (c)	9	21
Inspire Pharmaceuticals Inc. (c)	6	26
Integra LifeSciences Holdings Corp. (c)	2	46
InterMune Inc. (c)	4	74
Invacare Corp.	3	43
inVentiv Health Inc. (c)	4	29
IRIS International Inc. (c)	2	24
Isis Pharmaceuticals Inc. (c)	8	123
Kendle International Inc. (c)	1	24
Kindred Healthcare Inc. (c)	3	46
Landauer Inc.	1	42
LHC Group Inc. (c)	2	34
Life Sciences Research Inc. (c)	3	20
Ligand Pharmaceuticals Inc. - Class B (c)	19	56
Luminex Corp. (c)	4	68
Magellan Health Services Inc. (c)	4	134
MannKind Corp. (c)	7	25
Martek Biosciences Corp.	3	55
Masimo Corp. (c)	4	121
Medarex Inc. (c)	11	58
MedAssets Inc. (c)	2	25
Medical Action Industries Inc. (c)	3	21
Medicines Co. (c)	5	50
Medicis Pharmaceutical Corp.	6	69
Medivation Inc. (c)	2	45
Meridian Bioscience Inc.	4	66
Merit Medical Systems Inc. (c)	3	34
Micrus Endovascular Corp. (c)	3	17
Molecular Insight Pharmaceuticals Inc. (c)	3	10
Molina Healthcare Inc. (c)	1	20
Momenta Pharmaceuticals Inc. (c)	2	27
MWI Veterinary Supply Inc. (c)	-	7
Myriad Genetics Inc. (c)	8	370
Nabi Biopharmaceuticals (c)	6	22
Nanosphere Inc. (c)	3	13
National Healthcare Corp.	1	34
Natus Medical Inc. (c)	3	28
Nektar Therapeutics (c)	9	48
Neogen Corp. (c)	1	29
Neurocrine Biosciences Inc. (c)	5	19
Noven Pharmaceuticals Inc. (c)	3	25

NPS Pharmaceuticals Inc. (c)	5	23
NuVasive Inc. (c)	3	101
Obagi Medical Products Inc. (c)	4	23
Odyssey HealthCare Inc. (c)	3	33
Omnicell Inc. (c)	3	23
Onyx Pharmaceuticals Inc. (c)	5	145
Optimer Pharmaceuticals Inc. (c)	2	33
OraSure Technologies Inc. (c)	7	16
Orexigen Therapeutics Inc. (c)	7	18
Orthofix International NV (c)	1	27
Orthovita Inc. (c)	10	26
OSI Pharmaceuticals Inc. (c)	5	199
Osiris Therapeutics Inc. (c)	1	18
Owens & Minor Inc.	4	124
Pain Therapeutics Inc. (c)	5	20
Palomar Medical Technologies Inc. (c)	4	29
Par Pharmaceutical Cos. Inc. (c)	3	31
Parexel International Corp. (c)	6	54
PDL BioPharma Inc.	12	86
Pharmasset Inc. (c)	3	33
PharMerica Corp. (c)	3	43
Phase Forward Inc. (c)	4	57
Pozen Inc. (c)	4	24
Progenics Pharmaceuticals Inc. (c)	3	21
Providence Services Corp. (c)	4	24
PSS World Medical Inc. (c)	6	81
Psychiatric Solutions Inc. (c)	5	80
Questcor Pharmaceuticals Inc. (c)	4	21
Quidel Corp. (c)	2	22
Regeneron Pharmaceuticals Inc. (c)	6	78
RehabCare Group Inc. (c)	1	26
Repligen Corp. (c)	4	21
Res-Care Inc. (c)	2	35
Rigel Pharmaceuticals Inc. (c)	4	23
Salix Pharmaceuticals Ltd. (c)	5	44
Sangamo Biosciences Inc. (c)	6	26
Savient Pharmaceuticals Inc. (c)	5	23
Seattle Genetics Inc. (c)	8	78
Sequenom Inc. (c)	6	78
Sirona Dental Systems Inc. (c)	2	31
Somanetics Corp. (c)	2	26
SonoSite Inc. (c)	2	31
Spectranetics Corp. (c)	6	16
Stereotaxis Inc. (c)	7	28
STERIS Corp.	5	124
Sucampo Pharmaceuticals Inc. (c)	2	10
Sun Healthcare Group Inc. (c)	4	33
SurModics Inc. (c)	2	29
Symmetry Medical Inc. (c)	3	21
Theravance Inc. (c)	5	83

Thoratec Corp. (c)	5	128
TomoTherapy Inc. (c)	8	22
TranS1 Inc. (c)	3	18
United Therapeutics Corp. (c)	2	135
Universal American Corp. (c)	4	32
US Physical Therapy Inc. (c)	3	25
Valeant Pharmaceutical International (c)	6	103
Varian Inc. (c)	3	64
ViroPharma Inc. (c)	8	40
Vital Images Inc. (c)	2	19
Vivus Inc. (c)	8	34
Vnus Medical Technologies Inc. (c)	1	21
Volcano Corp. (c)	4	61
West Pharmaceutical Services Inc.	3	96
Wright Medical Group Inc. (c)	4	49
XenoPort Inc. (c)	3	59
Zoll Medical Corp. (c)	2	27
ZymoGenetics Inc. (c)	6	23
		9,427
INDUSTRIALS - 15.4%
3D Systems Corp. (c)	3	21
AAON Inc.	1	26
AAR Corp. (c)	3	43
ABM Industries Inc.	4	65
Aceto Corp.	3	17
Actuant Corp. - Class A	6	58
Acuity Brands Inc.	4	83
Administaff Inc.	2	44
Advanced Battery Technologies Inc. (c)	10	21
Advisory Board Co. (c)	1	21
AeroVironment Inc. (c)	1	21
Aircastle Ltd.	4	21
AirTran Holdings Inc. (c)	10	46
Alamo Group Inc.	2	17
Alaska Air Group Inc. (c)	4	64
Albany International Corp.	3	31
Allegiant Travel Co. (c)	1	62
Altra Holdings Inc. (c)	24	95
AMERCO Inc. (c)	1	29
American Commercial Lines Inc. (c)	6	20
American Ecology Corp.	2	23
American Reprographics Co. (c)	5	19
American Science & Engineering Inc.	1	53
American Superconductor Corp. (c)	4	64
American Woodmark Corp.	1	23
Ameron International Corp.	1	43
AO Smith Corp.	2	50
Apogee Enterprises Inc.	3	30
Applied Industrial Technologies Inc.	4	71

Applied Signal Technology Inc.	1	22
Argon ST Inc. (c)	1	20
Arkansas Best Corp.	2	43
Astec Industries Inc. (c)	2	50
ATC Technology Corp. (c)	2	28
Atlas Air Worldwide Holdings Inc. (c)	1	19
Axsys Technologies Inc. (c)	1	36
AZZ Inc. (c)	1	32
Badger Meter Inc.	1	40
Baldor Electric Co.	5	67
Barnes Group Inc.	5	51
Beacon Roofing Supply Inc. (c)	5	61
Belden Inc.	4	53
Blount International Inc. (c)	4	21
Bowne & Co. Inc.	6	19
Brady Corp. - Class A	5	80
Briggs & Stratton Corp.	4	74
Cascade Corp.	1	16
CBIZ Inc. (c)	4	30
Cenveo Inc. (c)	7	22
Ceradyne Inc. (c)	2	42
Chart Industries Inc. (c)	3	21
CIRCOR International Inc.	1	31
Clarcor Inc.	3	65
Clean Harbors Inc. (c)	2	86
Columbus Mckinnon Corp. (c)	2	20
Comfort Systems USA Inc.	3	33
CoStar Group Inc. (c)	2	61
Courier Corp.	1	10
CRA International Inc. (c)	1	23
Cubic Corp.	1	37
Curtiss-Wright Corp.	2	56
Deluxe Corp.	5	51
Ducommun Inc.	1	18
Duff & Phelps Corp. - Class A (c)	1	12
Dycom Industries Inc. (c)	67	390
Dynamex Inc. (c)	2	22
Dynamic Materials Corp.	2	22
DynCorp International Inc. (c)	2	31
Eagle Bulk Shipping Inc.	6	26
EMCOR Group Inc. (c)	6	106
Encore Wire Corp.	1	30
Ener1 Inc. (c)	4	19
Energy Conversion Devices Inc. (c)	4	54
EnergySolutions Inc.	2	20
EnerNOC Inc. (c)	1	20
EnerSys (c)	3	36
Ennis Inc.	2	22
EnPro Industries Inc. (c)	2	35
ESCO Technologies Inc. (c)	1	19
Esterline Technologies Corp. (c)	3	54

Evergreen Solar Inc. (c)	13	27
Exponent Inc. (c)	1	29
Federal Signal Corp.	5	26
First Advantage Corp. - Class A (c)	1	11
Flanders Corp. (c)	3	11
Force Protection Inc. (c)	7	33
Forward Air Corp.	3	42
Franklin Electric Co. Inc.	2	46
Fuel Tech Inc. (c)	2	21
FuelCell Energy Inc. (c)	9	22
Furmanite Corp. (c)	7	21
G&K Services Inc. - Class A	2	29
Genco Shipping & Trading Ltd.	2	30
GenCorp Inc. (c)	8	16
Genesee & Wyoming Inc. - Class A (c)	3	66
Genesis Lease Ltd. - ADR	21	58
Geo Group Inc. (c)	5	61
GeoEye Inc. (c)	2	36
Gibraltar Industries Inc.	4	18
Gorman-Rupp Co.	1	29
GrafTech International Ltd. (c)	11	67
Graham Corp.	2	17
Granite Construction Inc.	3	113
Great Lakes Dredge & Dock Corp.	6	17
Griffon Corp. (c)	2	16
GT Solar International Inc. (c)	4	24
H&E Equipment Services Inc. (c)	3	19
Healthcare Services Group	4	57
Heartland Express Inc.	6	84
Heico Corp.	2	48
Heidrick & Struggles International Inc.	2	32
Herley Industries Inc. (c)	2	27
Herman Miller Inc.	5	54
Hexcel Corp. (c)	10	64
Hill International Inc. (c)	7	21
HNI Corp.	5	48
Houston Wire & Cable Co.	1	11
HUB Group Inc. - Class A (c)	3	57
Huron Consulting Group Inc. (c)	2	80
ICF International Inc. (c)	1	21
II-VI Inc. (c)	3	43
Insituform Technologies Inc. - Class A (c)	1	13
Insteel Industries Inc.	3	20
Interface Inc.	7	21
InterLine Brands Inc. (c)	3	28
International Shipholding Corp.	1	19
JetBlue Airways Corp. (c)	16	58
Kaman Corp. - Class A	16	204
Kaydon Corp.	3	85
Kelly Services Inc. - Class A	3	22

Kforce Inc. (c)	3	23
Kimball International Inc. - Class B	4	23
Knight Transportation Inc.	5	78
Knoll Inc.	5	32
Korn/Ferry International (c)	5	44
Ladish Co. Inc. (c)	2	18
Layne Christensen Co. (c)	2	25
LB Foster Co. (c)	1	21
LECG Corp. (c)	3	8
Lindsay Corp.	1	28
LMI Aerospace Inc. (c)	3	19
LSI Industries Inc.	4	19
Marten Transport Ltd. (c)	2	28
MasTec Inc. (c)	4	49
McGrath RentCorp	2	31
Met-Pro Corp.	2	19
Michael Baker Corp. (c)	1	23
Middleby Corp. (c)	1	48
Mine Safety Appliances Co.	3	62
Mobile Mini Inc. (c)	3	39
Moog Inc. - Class A (c)	1	23
MPS Group Inc. (c)	8	50
Mueller Industries Inc.	3	73
Mueller Water Products Inc.	12	39
NACCO Industries Inc. - Class A	1	21
Navigant Consulting Inc. (c)	4	57
Nordson Corp.	3	87
Northwest Pipe Co. (c)	1	25
Odyssey Marine Exploration Inc. (c)	5	17
Old Dominion Freight Line Inc. (c)	3	66
On Assignment Inc. (c)	8	23
Orbital Sciences Corp. (c)	5	63
Orion Marine Group Inc. (c)	2	20
Otter Tail Corp.	3	70
Pacer International Inc.	6	22
Patriot Transportation Holding Inc. (c)	-	12
Perini Corp. (c)	5	57
PMFG Inc. (c)	2	15
Powell Industries Inc. (c)	1	26
PowerSecure International Inc. (c)	3	11
Preformed Line Products Co.	-	10
Quanex Building Products Corp.	4	29
Raven Industries Inc.	2	33
RBC Bearings Inc. (c)	11	169
Regal-Beloit Corp.	3	89
Republic Airways Holdings Inc. (c)	4	26
Resources Connection Inc. (c)	2	30
Robbins & Myers Inc.	2	37
Rollins Inc.	4	74
RSC Holdings Inc. (c)	5	24

Rush Enterprises Inc. - Class A (c)	3	27
Saia Inc. (c)	2	25
School Specialty Inc. (c)	2	34
Seaboard Corp.	-	30
Simpson Manufacturing Co. Inc.	3	61
SkyWest Inc.	5	66
Spherion Corp. (c)	9	18
Standex International Corp.	1	13
Stanley Inc. (c)	1	21
Sterling Construction Co. Inc. (c)	1	18
Sykes Enterprises Inc. (c)	3	54
Taser International Inc. (c)	6	30
Team Inc. (c)	16	184
Teledyne Technologies Inc. (c)	3	86
Tennant Co.	2	23
Tetra Tech Inc. (c)	5	109
Titan International Inc.	5	23
TransDigm Group Inc. (c)	3	99
Tredegar Corp.	2	39
Trex Co. Inc. (c)	17	132
Triumph Group Inc.	2	65
TrueBlue Inc. (c)	4	35
Twin Disc Inc.	2	12
UAL Corp. (c)	12	52
United Stationers Inc. (c)	2	59
Universal Forest Products Inc.	2	43
Universal Truckload Services Inc.	-	1
US Airways Group Inc. (c)	11	28
Valence Technology Inc. (c)	10	21
Viad Corp.	2	27
Wabtec Corp.	2	58
Waste Connections Inc. (c)	7	187
Watsco Inc.	2	72
Watson Wyatt Worldwide Inc.	4	192
Watts Water Technologies Inc.	3	51
Werner Enterprises Inc.	4	67
Woodward Governor Co.	5	60
		9,516
INFORMATION TECHNOLOGY - 16.9%
3Com Corp. (c)	36	112
ACI Worldwide Inc. (c)	3	56
Actel Corp. (c)	3	27
Actuate Corp. (c)	6	17
Acxiom Corp.	6	44
Adaptec Inc. (c)	12	30
ADTRAN Inc.	6	91
Advanced Analogic Technologies Inc. (c)	7	27
Advanced Energy Industries Inc. (c)	4	28
Advent Software Inc. (c)	2	52

Airvana Inc. (c)	4	24
American Software Inc.	3	15
Amkor Technology Inc. (c)	11	29
Anadigics Inc. (c)	11	23
Anaren Inc. (c)	2	26
Anixter International Inc. (c)	3	85
Applied Micro Circuits Corp. (c)	7	32
Ariba Inc. (c)	14	123
Arris Group Inc. (c)	12	90
Art Technology Group Inc. (c)	12	30
Aruba Networks Inc. (c)	9	28
AsiaInfo Holdings Inc. (c)	3	56
Atheros Communications Inc. (c)	6	88
ATMI Inc. (c)	3	42
Avid Technology Inc. (c)	3	28
Avocent Corp. (c)	4	49
Bankrate Inc. (c)	1	31
Bel Fuse Inc. - Class B	1	19
Benchmark Electronics Inc. (c)	4	40
Black Box Corp.	1	33
Blackbaud Inc.	5	54
Blackboard Inc. (c)	3	96
Blue Coat Systems Inc. (c)	4	42
Bottomline Technologies Inc. (c)	2	12
Brightpoint Inc. (c)	6	24
Brooks Automation Inc. (c)	5	24
Cabot Microelectronics Corp. (c)	2	58
CACI International Inc. - Class A (c)	3	100
Callidus Software Inc. (c)	1	2
Cass Information Systems Inc.	-	3
Cavium Networks Inc. (c)	2	27
Checkpoint Systems Inc. (c)	4	35
Chordiant Software Inc. (c)	4	13
Ciber Inc. (c)	6	16
Cirrus Logic Inc. (c)	7	25
Cogent Inc. (c)	4	46
Cognex Corp.	3	45
Cogo Group Inc. (c)	3	20
Coherent Inc. (c)	2	42
Cohu Inc.	3	20
CommVault Systems Inc. (c)	4	41
comScore Inc. (c)	2	19
Comtech Telecommunications Corp. (c)	2	55
Comverge Inc. (c)	4	28
Concur Technologies Inc. (c)	4	75
Constant Contact Inc. (c)	2	29
CPI International Inc. (c)	1	12
Cray Inc. (c)	8	29
CSG Systems International Inc. (c)	3	45
CTS Corp.	5	18
CyberSource Corp. (c)	7	101

Cymer Inc. (c)	-	3
Daktronics Inc.	3	22
Data Domain Inc. (c)	3	38
DealerTrack Holdings Inc. (c)	3	45
DemandTec Inc. (c)	2	15
DG FastChannel Inc. (c)	2	33
Digi International Inc. (c)	3	21
Digimarc Corp. (c)	1	9
Digital River Inc. (c)	1	27
Diodes Inc. (c)	3	29
DivX Inc. (c)	5	24
DTS Inc. (c)	2	43
Earthlink Inc. (c)	10	64
Echelon Corp. (c)	3	26
Electro Rent Corp.	3	25
Electro Scientific Industries Inc. (c)	3	19
Electronics for Imaging Inc. (c)	5	51
EMS Technologies Inc. (c)	2	29
Emulex Corp. (c)	9	44
Epicor Software Corp. (c)	7	26
EPIQ Systems Inc. (c)	1	26
Euronet Worldwide Inc. (c)	5	60
Exar Corp. (c)	5	29
Fair Isaac Corp.	4	62
FalconStor Software Inc. (c)	9	21
FARO Technologies Inc. (c)	2	26
FEI Co. (c)	4	59
FormFactor Inc. (c)	4	77
Forrester Research Inc. (c)	2	34
Gartner Inc. - Class A (c)	5	59
Gerber Scientific Inc. (c)	2	4
Gevity HR Inc.	7	29
Global Cash Access Holdings Inc. (c)	6	23
Globecomm Systems Inc. (c)	2	10
GSI Commerce Inc. (c)	2	23
Hackett Group Inc. (c)	6	13
Harmonic Inc. (c)	8	52
Harris Stratex Networks Inc. - Class A (c)	4	14
Heartland Payment Systems Inc.	3	19
Hittite Microwave Corp. (c)	2	55
i2 Technologies Inc. (c)	3	22
Imation Corp.	3	24
Infinera Corp. (c)	8	62
infoGROUP Inc. (c)	5	19
Informatica Corp. (c)	8	106
InfoSpace Inc. (c)	4	20
Insight Enterprises Inc. (c)	6	20
Integral Systems Inc. (c)	3	22
InterDigital Inc. (c)	4	106
Intermec Inc. (c)	6	63

Internap Network Services Corp. (c)	9	25
Internet Brands Inc. (c)	4	25
Internet Capital Group Inc. (c)	5	22
Intevac Inc. (c)	4	19
Ixia (c)	6	30
IXYS Corp.	3	27
j2 Global Communications Inc. (c)	4	96
Jack Henry & Associates Inc.	7	111
JDA Software Group Inc. (c)	3	30
Kenexa Corp. (c)	3	17
Keynote Systems Inc. (c)	3	22
Knot Inc. (c)	2	20
Kopin Corp. (c)	12	27
Kulicke & Soffa Industries Inc. (c)	13	35
L-1 Identity Solutions Inc. (c)	6	32
Lawson Software Inc. (c)	12	50
Littelfuse Inc. (c)	2	25
Loral Space & Communications Inc. (c)	-	9
Macrovision Solutions Corp. (c)	7	132
Manhattan Associates Inc. (c)	2	37
Mantech International Corp. - Class A (c)	2	78
Marchex Inc. - Class B	6	20
MAXIMUS Inc.	2	60
Maxwell Technologies Inc. (c)	3	22
Measurement Specialties Inc. (c)	2	10
Mentor Graphics Corp. (c)	7	33
MercadoLibre Inc. (c)	3	51
Mercury Computer Systems Inc. (c)	1	8
Methode Electronics Inc.	5	19
Micrel Inc.	3	21
Micros Systems Inc. (c)	1	28
Microsemi Corp. (c)	9	102
MicroStrategy Inc. - Class A (c)	1	32
Microtune Inc. (c)	5	9
MIPS Technologies Inc. - Class A (c)	9	27
MKS Instruments Inc. (c)	3	50
ModusLink Global Solutions Inc. (c)	6	16
Monolithic Power Systems Inc. (c)	14	219
Monotype Imaging Holdings Inc. (c)	4	15
MSC Software Corp. (c)	5	26
MTS Systems Corp.	1	33
Multi-Fineline Electronix Inc. (c)	1	23
Ness Technologies Inc. (c)	9	27
Net 1 UEPS Technologies Inc. (c)	4	68
Netezza Corp. (c)	3	22
NetGear Inc. (c)	3	41
NetLogic Microsystems Inc. (c)	2	50
Neutral Tandem Inc. (c)	1	31
Newport Corp. (c)	5	20
NIC Inc.	6	31

Omniture Inc. (c)	5	72
Omnivision Technologies Inc. (c)	5	35
Online Resources Corp. (c)	3	11
Oplink Communications Inc. (c)	2	19
OPNET Technologies Inc. (c)	2	17
OSI Systems Inc. (c)	2	35
Palm Inc. (c)	9	77
Parametric Technology Corp. (c)	10	105
Park Electrochemical Corp.	2	35
PC Connection Inc. (c)	2	9
PC-Tel Inc.	4	18
Pegasystems Inc.	1	23
Perficient Inc. (c)	5	29
Perot Systems Corp. (c)	3	40
Plantronics Inc.	4	53
Plexus Corp. (c)	4	54
PLX Technology Inc. (c)	5	11
PMC - Sierra Inc. (c)	20	126
Polycom Inc. (c)	8	122
Power Integrations Inc.	2	33
Presstek Inc. (c)	3	6
Progress Software Corp. (c)	4	73
PROS Holdings Inc. (c)	2	11
Quality Systems Inc.	2	71
Quest Software Inc. (c)	5	70
Radiant Systems Inc. (c)	5	21
Radisys Corp. (c)	3	18
RightNow Technologies Inc. (c)	3	24
Rimage Corp. (c)	2	22
Riverbed Technology Inc. (c)	6	77
Rofin-Sinar Technologies Inc. (c)	3	43
Rogers Corp. (c)	2	37
Rubicon Technology Inc. (c)	3	16
Rudolph Technologies Inc. (c)	5	15
S1 Corp. (c)	4	22
Sapient Corp. (c)	9	38
SAVVIS Inc. (c)	4	26
ScanSource Inc. (c)	3	51
SeaChange International Inc. (c)	4	23
Semtech Corp. (c)	5	73
ShoreTel Inc. (c)	2	10
Sigma Designs Inc. (c)	3	35
Silicon Image Inc. (c)	10	25
SiRF Technology Holdings Inc. (c)	11	25
Skyworks Solutions Inc. (c)	17	133
Smith Micro Software Inc. (c)	4	20
Solera Holdings Inc. (c)	1	28
SonicWALL Inc. (c)	6	27
Sourcefire Inc. (c)	3	25
SPSS Inc. (c)	2	52

SRA International Inc. - Class A (c)	29	432
Standard Microsystems Corp. (c)	2	40
Starent Networks Corp. (c)	3	43
Super Micro Computer Inc. (c)	4	19
Supertex Inc. (c)	1	27
SupportSoft Inc. (c)	12	23
Sybase Inc. (c)	2	70
Sycamore Networks Inc. (c)	19	51
Symmetricom Inc. (c)	8	27
Synaptics Inc. (c)	4	94
Synchronoss Technologies Inc. (c)	2	27
SYNNEX Corp. (c)	2	44
Syntel Inc.	1	23
Take-Two Interactive Software Inc. (c)	8	67
Taleo Corp. (c)	3	35
Technitrol Inc.	9	15
Techwell Inc. (c)	3	21
Tekelec (c)	6	78
TeleCommunication Systems Inc. (c)	3	24
TeleTech Holdings Inc. (c)	4	39
Terremark Worldwide Inc. (c)	8	22
Tessera Technologies Inc. (c)	1	8
THQ Inc. (c)	6	19
TIBCO Software Inc. (c)	14	81
TiVo Inc. (c)	9	63
TNS Inc. (c)	3	23
TriQuint Semiconductor Inc. (c)	13	32
TTM Technologies Inc. (c)	3	18
Tyler Technologies Inc. (c)	3	45
Ultimate Software Group Inc. (c)	2	41
Ultratech Inc. (c)	2	31
Unica Corp. (c)	1	7
United Online Inc.	8	36
Universal Display Corp. (c)	3	27
ValueClick Inc. (c)	9	72
VASCO Data Security International (c)	3	19
Veeco Instruments Inc. (c)	3	23
VeriFone Holdings Inc. (c)	6	38
ViaSat Inc. (c)	2	51
Vignette Corp. (c)	3	20
VistaPrint Ltd. (c)	1	19
Vocus Inc. (c)	1	19
Volterra Semiconductor Corp. (c)	2	21
Web.com Group Inc. (c)	2	6
Websense Inc. (c)	4	49
Wind River Systems Inc. (c)	7	45
Wright Express Corp. (c)	3	59
Zoran Corp. (c)	4	38
Zygo Corp. (c)	2	9
		10,447

MATERIALS - 3.2%
A. Schulman Inc.	3	36
Allied Nevada Gold Corp. (c)	6	36
AMCOL International Corp.	3	38
American Vanguard Corp.	2	20
Arch Chemicals Inc.	3	49
Balchem Corp.	2	48
Brush Engineered Materials Inc. (c)	2	32
Buckeye Technologies Inc. (c)	8	17
Calgon Carbon Corp. (c)	5	69
Compass Minerals International Inc.	3	166
Deltic Timber Corp.	1	44
GenTek Inc. (c)	1	10
Glatfelter	5	29
Haynes International Inc. (c)	1	21
HB Fuller Co.	5	63
Headwaters Inc. (c)	6	19
Hecla Mining Co. (c)	14	29
Innospec Inc.	3	12
Kaiser Aluminum Corp.	1	28
Koppers Holdings Inc.	2	35
Louisiana-Pacific Corp.	12	26
Minerals Technologies Inc.	2	55
NewMarket Corp.	1	58
Olin Corp.	7	97
OM Group Inc. (c)	3	53
PolyOne Corp. (c)	12	27
Rock-Tenn Co. - Class A	3	94
Rockwood Holdings Inc. (c)	4	29
Royal Gold Inc.	3	124
RTI International Metals Inc. (c)	2	27
Schweitzer-Mauduit International Inc.	1	27
Sensient Technologies Corp.	4	102
ShengdaTech Inc. (c)	7	21
Silgan Holdings Inc.	2	120
Solutia Inc. (c)	12	22
Spartech Corp.	6	16
Texas Industries Inc.	2	58
Universal Stainless & Alloy Products Inc. (c)	2	21
Wausau Paper Corp.	5	25
Westlake Chemical Corp.	2	25
Worthington Industries Inc.	7	58
WR Grace & Co. (c)	6	39
Zep Inc.	2	22
Zoltek Cos. Inc. (c)	2	15
		1,962
TELECOMMUNICATION SERVICES - 1.0%
Alaska Communications Systems Group Inc.	4	27
Atlantic Tele-Network Inc.	1	25

Cbeyond Inc. (c)	2	36
Centennial Communications Corp. (c)	7	58
Cincinnati Bell Inc. (c)	21	49
Cogent Communications Group Inc. (c)	3	18
Consolidated Communications Holdings Inc.	2	20
General Communication Inc. - Class A (c)	4	25
Iowa Telecommunications Services Inc.	3	30
iPCS Inc. (c)	2	21
NTELOS Holdings Corp.	3	49
Premiere Global Services Inc. (c)	6	56
Shenandoah Telecommunications Co.	2	53
Syniverse Holdings Inc. (c)	2	25
tw telecom inc. (c)	13	117
USA Mobility Inc.	3	24
		633
UTILITIES - 4.4%
Allete Inc.	3	80
American States Water Co.	2	65
Avista Corp.	5	66
Black Hills Corp.	3	63
Cadiz Inc. (c)	2	17
California Water Service Group	2	74
Central Vermont Public Service Corp.	1	19
CH Energy Group Inc.	1	67
Chesapeake Utilities Corp.	1	20
Cleco Corp.	5	119
Connecticut Water Services Inc.	1	27
Consolidated Water Co. Ltd.	3	28
El Paso Electric Co. (c)	4	57
Empire District Electric Co.	4	51
IDACORP Inc.	4	96
ITC Holdings Corp.	5	196
Laclede Group Inc.	2	77
MGE Energy Inc.	2	61
Middlesex Water Co.	2	28
New Jersey Resources Corp.	4	130
Nicor Inc.	4	136
Northwest Natural Gas Co.	2	104
NorthWestern Corp.	3	70
Ormat Technologies Inc.	2	44
Piedmont Natural Gas Co.	7	173
PNM Resources Inc.	8	65
Portland General Electric Co.	6	100
SJW Corp.	1	32
South Jersey Industries Inc.	3	94
Southwest Gas Corp.	4	83
Southwest Water Co.	5	19
UIL Holdings Corp.	2	51
UniSource Energy Corp.	3	88

Westar Energy Inc.	10	168
WGL Holdings Inc.	4	147
		2,715

Total Common Stocks (cost $57,984)		58,391

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	$ 534	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $534)		-

SHORT TERM INVESTMENTS - 6.1%
Mutual Funds - 6.1%
JNL Money Market Fund, 0.31% (a) (h)	3,757	3,757

Total Short Term Investments (cost $3,757)		3,757

Total Investments - 100.6% (cost $62,275)		62,148
Other Assets and Liabilities, Net - (0.6%)		(360)
Total Net Assets - 100%		$ 61,788

JNL/M&G Global Basics Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 7.1%
Baron de Ley SA (c)	1	$ 40
Compagnie des Alpes	2	59
Eastman Kodak Co.	3	14
Hongkong & Shanghai Hotels	120	76
Starbucks Corp. (c)	9	100
Yum! Brands Inc.	4	115
		404
CONSUMER STAPLES - 24.9%
Agrana Beteiligungs AG	3	164
Colgate-Palmolive Co.	4	224
Constellation Brands Inc. - Class A (c)	20	240
Corn Products International Inc.	5	102
Elizabeth Arden Inc. (c)	4	22
Foster's Group Ltd.	33	115
Futuris Corp. Ltd.	114	28
Kerry Group Plc	9	185
Pilgrim's Pride Corp. - Class B	9	16
PZ Cussons Plc	26	59
Unilever Plc	12	227
Wimm-Bill-Dann Foods OJSC - ADR (c)	1	29
		1,411
ENERGY - 13.1%
Alliance Resource Partners LP	4	122
Santos Ltd.	30	348
Sibir Energy Plc (c) (f) (u)	5	6
Tullow Oil Plc	23	263

		739
FINANCIALS - 1.5%
AMMB Holdings Bhd	116	84

HEALTH CARE - 6.7%
Ansell Ltd.	28	166
DENTSPLY International Inc.	7	196
Genus Plc	2	19
		381
INDUSTRIALS - 10.2%
Acuity Brands Inc.	4	92
Aggreko Plc	2	14
European Aeronautic Defence & Space Co. NV	13	153
Fraser and Neave Ltd.	50	83
Kansas City Southern (c)	2	25
Noble Group Ltd.	74	58
QinetiQ Plc	63	120
Wienerberger AG	4	30
		575
MATERIALS - 33.7%
AMCOL International Corp.	4	65
Amcor Ltd.	7	23
Arkema SA	5	77
BHP Billiton Ltd.	2	44
BlueScope Steel Ltd.	35	63
Eramet	1	273
Iluka Resources Ltd. (c)	50	140
Imerys SA	5	195
Johnson Matthey Plc	12	184
Lonmin Plc	10	204
Minerals Technologies Inc.	2	64
Schnitzer Steel Industries Inc. - Class A	2	57
Scotts Miracle-Gro Co.	5	180
Sherritt International Corp.	16	37
Sims Group Ltd.	17	203
Symrise AG	9	101
		1,910

Total Common Stocks (cost $6,216)		5,504

PREFERRED STOCKS - 0.1%
TELECOMMUNICATION SERVICES - 0.1%
Villeroy & Boch AG	2	8

Total Preferred Stocks (cost $13)		8

SHORT TERM INVESTMENTS - 0.8%
Mutual Funds - 0.8%
JNL Money Market Fund, 0.31% (a) (h)	48	48

Total Short Term Investments (cost $48)		48

Total Investments - 98.1% (cost $6,277)		5,560
Other Assets and Liabilities, Net - 1.9%		103
Total Net Assets - 100%		$ 5,663

JNL/M&G Global Leaders Fund
COMMON STOCKS - 89.1%
CONSUMER DISCRETIONARY - 3.4%
Home Depot Inc.	4	$ 104
Whirlpool Corp.	1	27
Yamaha Motor Co. Ltd.	5	48
		179
CONSUMER STAPLES - 8.2%
Carrefour SA	2	88
Coca-Cola Enterprises Inc.	8	99
Heineken NV	3	98
Kerry Group Plc	3	56
Metro AG	3	95
		436
ENERGY - 12.7%
Anadarko Petroleum Corp.	2	93
BP Plc	2	15
El Paso Corp.	11	71
Forest Oil Corp. (c)	3	45
Hess Corp.	2	81
Marathon Oil Corp.	3	79
Mariner Energy Inc. (c)	5	40
Noble Corp.	2	46
StatoilHydro ASA	4	74
TransCanada Corp.	5	125
		669
FINANCIALS - 10.2%
AMMB Holdings Bhd	96	69
China Citic Bank	133	50
Credit Suisse Group AG	2	74
HSBC Holdings Plc	13	76
JPMorgan Chase & Co.	4	109
Unum Group	6	72
Wells Fargo & Co.	6	88
		538
HEALTH CARE - 14.7%
Astellas Pharma Inc.	4	115
Daiichi Sankyo Co. Ltd.	6	106
IMS Health Inc.	5	67
Kobayashi Pharmaceutical Co. Ltd.	1	20
Lonza Group AG (c)	1	109
Merck & Co. Inc.	4	115

Pfizer Inc.	7	98
Schering-Plough Corp.	6	146
		776
INDUSTRIALS - 12.1%
A P Moller - Maersk A/S	-	61
AGCO Corp. (c)	3	53
DCC Plc	2	30
Kennametal Inc.	3	50
Koninklijke Philips Electronics NV	4	57
Nexans SA	1	53
Norfolk Southern Corp.	2	68
Shanghai Industrial Holdings Ltd.	27	75
Siemens AG	2	91
Spirit Aerosystems Holdings Inc. (c)	5	49
Timken Co.	4	50
		637
INFORMATION TECHNOLOGY - 15.4%
Avnet Inc. (c)	1	25
Google Inc. - Class A (c)	-	70
Konica Minolta Holdings Inc.	11	96
MacDonald Dettwiler & Associates Ltd. (c)	5	97
Marvell Technology Group Ltd. (c)	6	52
McAfee Inc. (c)	4	117
Microsoft Corp.	8	152
SAP AG	3	93
Yahoo! Inc. (c)	5	58
Yokogawa Electric Corp.	13	53
		813
MATERIALS - 5.3%
Anglo American Plc	4	70
EI Du Pont de Nemours & Co.	3	71
Koninklijke DSM NV	3	91
ThyssenKrupp AG	3	46
		278
TELECOMMUNICATION SERVICES - 5.1%
SK Telecom Co. Ltd. - ADR	8	127
Vodafone Group Plc	81	143
		270
UTILITIES - 2.0%
Alliant Energy Corp.	3	64
E.ON AG	1	40
		104

Total Common Stocks (cost $5,422)		4,700

PREFERRED STOCKS - 1.6%
INFORMATION TECHNOLOGY - 1.6%
Samsung Electronics Co. Ltd.	-	85

Total Preferred Stocks (cost $83)		85

RIGHTS - 0.2%
HSBC Holdings Plc (c)	6	11

Total Rights (cost $0)		11

SHORT TERM INVESTMENTS - 5.6%
Mutual Funds - 5.6%
JNL Money Market Fund, 0.31% (a) (h)	294	294

Total Short Term Investments (cost $294)		294

Total Investments - 96.5% (cost $5,799)		5,090
Other Assets and Liabilities, Net - 3.5%		183
Total Net Assets - 100%		$ 5,273

JNL/Mellon Capital Management 10 X 10 Fund (b)
INVESTMENT FUNDS - 99.9%
JNL/Mellon Capital Management Bond Index Fund (2.8%) (a)	1,006	$ 11,160
JNL/Mellon Capital Management International Index Fund (2.8%) (a)	1,183	9,426
JNL/Mellon Capital Management JNL 5 Fund (1.8%) (a)	8,819	46,124
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.9%) (a)	1,362	10,176
JNL/Mellon Capital Management S&P 500 Index Fund (2.3%) (a)	1,476	9,890
JNL/Mellon Capital Management Small Cap Index Fund (4.4%) (a)	1,395	9,442

Total Investment Funds (cost $160,893)		96,218

Total Investments - 99.9% (cost $160,893)		96,218
Other Assets and Liabilities, Net - 0.1%		121
Total Net Assets - 100%		$ 96,339

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT FUNDS - 99.2%
JNL/Mellon Capital Management Bond Index Fund (3.8%) (a)	1,379	$ 15,292
JNL/Mellon Capital Management International Index Fund (3.8%) (a)	1,621	12,917
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (5.3%) (a)	1,867	13,944
JNL/Mellon Capital Management S&P 500 Index Fund (3.1%) (a)	2,023	13,552
JNL/Mellon Capital Management Small Cap Index Fund (6.1%) (a)	1,911	12,938

Total Investment Funds (cost $94,292)		68,643

Total Investments - 99.2% (cost $94,292)		68,643
Other Assets and Liabilities, Net - 0.8%		580
Total Net Assets - 100%		$ 69,223

JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 99.1%
CONSUMER STAPLES - 5.7%
Heineken Holding NV	3	$ 74
Tate & Lyle Plc	14	53
		127
ENERGY - 16.4%
BP Plc	14	93
ENI SpA	5	89
Royal Dutch Shell Plc - Class B	4	88
Total SA	2	97
		367
FINANCIALS - 21.1%
Banco Bilbao Vizcaya Argentaria SA	6	52
Banco de Sabadell SA	14	71
DnB NOR ASA	16	71
Erste Group Bank AG	2	39
Hannover Rueckversicherung AG	3	101
ING Groep NV	5	27
KBC Groep NV	1	22
Lloyds TSB Group Plc	23	23
Zurich Financial Services AG	-	66

		472
HEALTH CARE - 12.2%
AstraZeneca Plc	2	85
Roche Holding AG	1	94
Sanofi-Aventis SA	2	94
		273
INDUSTRIALS - 2.8%
Metso Oyj	5	63

MATERIALS - 16.3%
Antofagasta Plc	19	136
BHP Billiton Plc	6	110
Lafarge SA	1	52
SSAB Svenskt Stal AB - Class A	8	66
		364
TELECOMMUNICATION SERVICES - 18.1%
BT Group Plc	38	42
France Telecom SA	4	88
Mobistar SA	1	92
Portugal Telecom SGPS SA	12	90
Swisscom AG	-	94
		406
UTILITIES - 6.5%
Enel SpA	13	65
RWE AG	1	81
		146

Total Common Stocks (cost $2,821)		2,218

SHORT TERM INVESTMENTS - 3.5%
Mutual Funds - 3.5%
JNL Money Market Fund, 0.31% (a) (h)	78	78

Total Short Term Investments (cost $78)		78

Total Investments - 102.6% (cost $2,899)		2,296
Other Assets and Liabilities, Net - (2.6%)		(58)
Total Net Assets - 100%		$ 2,238

JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 9.9%
Jardine Cycle & Carriage Ltd.	15	$ 117
Tabcorp Holdings Ltd.	25	113
Yue Yuen Industrial Holdings Ltd.	54	123
		353
CONSUMER STAPLES - 3.7%
Metcash Ltd.	47	133

ENERGY - 3.0%
Caltex Australia Ltd.	17	106

FINANCIALS - 11.7%
Australia & New Zealand Banking Group Ltd.	11	122
Hang Seng Bank Ltd.	9	95
United Overseas Bank Ltd.	13	83
Westpac Banking Corp.	9	118
		418
HEALTH CARE - 5.3%
Astellas Pharma Inc.	3	99
Daiichi Sankyo Co. Ltd.	5	92
		191
INDUSTRIALS - 25.4%
Central Japan Railway Co.	-	85
Daiwa House Industry Co. Ltd.	17	138
East Japan Railway Co.	2	94
Kamigumi Co. Ltd.	19	126
Nippon Express Co. Ltd.	36	113
SembCorp Industries Ltd.	81	126
Toll Holdings Ltd.	30	131
West Japan Railway Co.	-	98
		911
MATERIALS - 24.0%
Amcor Ltd.	32	99
BHP Billiton Ltd.	6	142
Kansai Paint Co. Ltd.	25	140
Rio Tinto Ltd.	2	88
Sims Group Ltd.	7	86
Taiyo Nippon Sanso Corp.	20	132
Tokuyama Corp.	27	173
		860
TELECOMMUNICATION SERVICES - 6.6%
KDDI Corp.	-	113
NTT DoCoMo Inc.	-	123
		236
UTILITIES - 7.2%
Hokuriku Electric Power Co.	6	140
Tokyo Gas Co. Ltd.	34	119
		259

Total Common Stocks (cost $3,981)		3,467

SHORT TERM INVESTMENTS - 3.1%
Mutual Funds - 3.1%
JNL Money Market Fund, 0.31% (a) (h)	113	113

Total Short Term Investments (cost $113)		113

Total Investments - 99.9% (cost $4,094)		3,580
Other Assets and Liabilities, Net - 0.1%		2
Total Net Assets - 100%		$ 3,582

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 8.4%
Abercrombie & Fitch Co. - Class A (e)	6	$ 133
Amazon.com Inc. (c) (e)	20	1,449
Apollo Group Inc. - Class A (c) (e)	7	518
AutoNation Inc. (c) (e)	7	95
AutoZone Inc. (c) (e)	2	383
Bed Bath & Beyond Inc. (c) (e)	16	385
Best Buy Co. Inc. (e)	20	775
Big Lots Inc. (c) (e)	5	96
Black & Decker Corp.	3	106
Carnival Corp. (e)	27	584
CBS Corp. - Class B (e)	39	151
Centex Corp. (e)	8	62
Coach Inc. (c)	19	316
Comcast Corp. - Class A	177	2,409
Darden Restaurants Inc. (e)	9	292
DirecTV Group Inc. (c) (e)	33	749
DR Horton Inc. (e)	18	172
Eastman Kodak Co. (e)	15	58
Expedia Inc. (c)	12	109
Family Dollar Stores Inc. (e)	9	291
Ford Motor Co. (c) (e)	144	379
Fortune Brands Inc.	9	225
GameStop Corp. - Class A (c) (e)	10	287
Gannett Co. Inc. (e)	14	30
Gap Inc.	28	367
General Motors Corp. (e)	36	70
Genuine Parts Co. (e)	9	278
Goodyear Tire & Rubber Co. (c) (e)	13	84
H&R Block Inc.	20	373
Harley-Davidson Inc. (e)	14	183
Harman International Industries Inc. (e)	3	40
Hasbro Inc.	7	183
Home Depot Inc. (e)	104	2,449
International Game Technology	18	166
Interpublic Group of Cos. Inc. (c) (e)	31	127
J.C. Penney Co. Inc. (e)	13	271
Johnson Controls Inc.	37	442
KB Home (e)	4	51
Kohl's Corp. (c)	19	794
Leggett & Platt Inc. (e)	9	123
Lennar Corp. (e)	8	62
Limited Brands Inc.	16	137

Lowe's Cos. Inc.	90	1,642
Macy's Inc. (e)	25	218
Marriott International Inc. - Class A (e)	18	288
Mattel Inc.	22	249
McDonald's Corp.	68	3,722
McGraw-Hill Cos. Inc.	19	430
Meredith Corp. (e)	2	37
New York Times Co. - Class A (e)	8	35
Newell Rubbermaid Inc.	16	103
News Corp. - Class A	142	937
Nike Inc. - Class B	24	1,116
Nordstrom Inc. (e)	10	170
Office Depot Inc. (c) (e)	14	19
Omnicom Group Inc.	19	450
O'Reilly Automotive Inc. (c)	8	289
Polo Ralph Lauren Corp. (e)	3	141
Pulte Homes Inc. (e)	13	137
RadioShack Corp.	7	62
Scripps Networks Interactive Inc. (e)	5	117
Sears Holdings Corp. (c) (e)	3	149
Sherwin-Williams Co. (e)	6	306
Snap-On Inc.	3	81
Stanley Works	5	132
Staples Inc. (e)	43	780
Starbucks Corp. (c)	44	494
Starwood Hotels & Resorts Worldwide Inc. (e)	11	136
Target Corp.	46	1,589
Tiffany & Co. (e)	8	171
Time Warner Cable Inc.	22	536
Time Warner Inc.	73	1,416
TJX Cos. Inc.	25	645
VF Corp.	5	305
Viacom Inc. - Class B (c)	37	644
Walt Disney Co. (e)	114	2,067
Washington Post Co.	-	124
Whirlpool Corp. (e)	4	129
Wyndham Worldwide Corp.	12	51
Wynn Resorts Ltd. (c) (e)	4	89
Yum! Brands Inc.	28	778
		37,038
CONSUMER STAPLES - 12.4%
Altria Group Inc.	127	2,030
Archer-Daniels-Midland Co.	39	1,096
Avon Products Inc. (e)	26	507
Brown-Forman Corp. - Class B	6	241
Campbell Soup Co. (e)	12	332
Clorox Co.	8	426
Coca-Cola Co.	122	5,356
Coca-Cola Enterprises Inc.	19	244

Colgate-Palmolive Co. (e)	31	1,814
ConAgra Foods Inc.	28	467
Constellation Brands Inc. - Class A (c)	12	145
Costco Wholesale Corp. (e)	27	1,233
CVS Caremark Corp.	89	2,453
Dean Foods Co. (c) (e)	10	174
Dr. Pepper Snapple Group Inc. (c) (e)	16	264
Estee Lauder Cos. Inc. (e)	7	179
General Mills Inc.	20	1,006
Hershey Co. (e)	10	349
HJ Heinz Co.	19	641
Hormel Foods Corp.	4	132
JM Smucker Co.	7	275
Kellogg Co.	16	570
Kimberly-Clark Corp.	25	1,172
Kraft Foods Inc. - Class A	90	2,009
Kroger Co.	40	852
Lorillard Inc.	10	640
McCormick & Co. Inc. (e)	8	240
Molson Coors Brewing Co.	9	305
Pepsi Bottling Group Inc.	8	169
PepsiCo Inc.	95	4,906
Philip Morris International Inc.	123	4,366
Procter & Gamble Co.	179	8,447
Reynolds American Inc.	10	368
Safeway Inc.	26	522
Sara Lee Corp.	42	341
SUPERVALU Inc.	12	178
SYSCO Corp.	36	822
Tyson Foods Inc. (e)	18	167
Walgreen Co. (e)	61	1,572
Wal-Mart Stores Inc.	137	7,130
Whole Foods Market Inc. (e)	8	143
		54,283
ENERGY - 12.6%
Anadarko Petroleum Corp.	28	1,099
Apache Corp.	21	1,317
Baker Hughes Inc.	19	544
BJ Services Co.	17	171
Cabot Oil & Gas Corp. - Class A (e)	7	156
Cameron International Corp. (c) (e)	13	280
Chesapeake Energy Corp. (e)	35	592
Chevron Corp.	123	8,249
ConocoPhillips	91	3,551
Consol Energy Inc.	11	283
Devon Energy Corp.	27	1,218
Diamond Offshore Drilling Inc. (e)	4	259
El Paso Corp. (e)	44	272
ENSCO International Inc.	9	230
EOG Resources Inc.	15	841

Exxon Mobil Corp.	302	20,588
Halliburton Co.	55	854
Hess Corp.	17	945
Marathon Oil Corp.	43	1,143
Massey Energy Co.	5	52
Murphy Oil Corp.	12	527
Nabors Industries Ltd. (c)	18	177
National Oilwell Varco Inc. (c)	26	738
Noble Energy Inc.	10	562
Occidental Petroleum Corp.	50	2,763
Peabody Energy Corp. (e)	16	403
Pioneer Natural Resources Co. (e)	8	125
Range Resources Corp.	9	386
Rowan Cos. Inc. (e)	6	77
Schlumberger Ltd. (e)	73	2,977
Smith International Inc.	13	287
Southwestern Energy Co. (c)	21	615
Spectra Energy Corp.	40	562
Sunoco Inc.	7	187
Tesoro Corp. (e)	8	113
Valero Energy Corp.	31	557
Williams Cos. Inc.	34	392
XTO Energy Inc.	36	1,091
		55,183
FINANCIALS - 10.4%
AFLAC Inc.	29	559
Allstate Corp.	32	617
American Express Co. (e)	72	982
American International Group Inc. (e)	144	144
Ameriprise Financial Inc.	14	280
AON Corp.	17	688
Apartment Investment & Management Co. (e)	6	35
Assurant Inc.	7	151
AvalonBay Communities Inc. (e)	5	238
Bank of America Corp.	392	2,676
Bank of New York Mellon Corp. (a)	70	1,992
BB&T Corp. (e)	35	584
Boston Properties Inc. (e)	8	265
Capital One Financial Corp. (e)	24	290
CB Richard Ellis Group Inc. - Class A (c) (e)	13	54
Charles Schwab Corp.	58	895
Chubb Corp.	22	917
Cincinnati Financial Corp.	10	225
CIT Group Inc.	22	62
Citigroup Inc. (e)	337	853
CME Group Inc.	4	1,006
Comerica Inc. (e)	10	177
Discover Financial Services	30	188
E*Trade Financial Corp. (c) (e)	34	43

Equity Residential	16	298
Federated Investors Inc. - Class B	5	114
Fifth Third Bancorp (e)	35	102
First Horizon National Corp. (e)	13	144
Franklin Resources Inc.	9	505
Genworth Financial Inc. - Class A	22	42
Goldman Sachs Group Inc.	28	3,000
Hartford Financial Services Group Inc. (e)	19	152
HCP Inc. (e)	15	273
Health Care REIT Inc. (e)	7	215
Host Hotels & Resorts Inc. (e)	33	128
Hudson City Bancorp Inc.	31	363
Huntington Bancshares Inc. (e)	21	34
IntercontinentalExchange Inc. (c)	5	336
Invesco Ltd.	23	321
Janus Capital Group Inc. (e)	8	54
JPMorgan Chase & Co.	230	6,115
KeyCorp	29	226
Kimco Realty Corp. (e)	13	101
Legg Mason Inc. (e)	8	130
Leucadia National Corp. (c) (e)	11	163
Lincoln National Corp. (e)	15	100
Loews Corp.	22	483
M&T Bank Corp. (e)	5	217
Marsh & McLennan Cos. Inc.	32	643
Marshall & Ilsley Corp. (e)	15	83
MBIA Inc. (c) (e)	11	49
MetLife Inc. (e)	50	1,145
Moody's Corp. (e)	11	263
Morgan Stanley (e)	66	1,502
NASDAQ OMX Group Inc. (c) (e)	8	155
Northern Trust Corp.	13	805
NYSE Euronext	16	287
People's United Financial Inc.	21	378
Plum Creek Timber Co. Inc. (e)	10	286
PNC Financial Services Group Inc.	26	754
Principal Financial Group Inc.	16	128
Progressive Corp. (c)	41	549
ProLogis (e)	16	101
Prudential Financial Inc.	26	487
Public Storage Inc.	8	429
Regions Financial Corp. (e)	40	171
Simon Property Group Inc. (e)	16	539
SLM Corp. (c) (e)	27	134
State Street Corp.	27	820
SunTrust Banks Inc.	21	246
T. Rowe Price Group Inc. (e)	15	442
Torchmark Corp. (e)	5	130
Travelers Cos. Inc.	36	1,459
U.S. Bancorp (e)	108	1,574
Unum Group	19	242

Ventas Inc. (e)	9	192
Vornado Realty Trust (e)	9	292
Wells Fargo & Co. (e)	260	3,696
XL Capital Ltd. - Class A (e)	20	111
Zions Bancorp (e)	6	63
		45,692
HEALTH CARE - 14.7%
Abbott Laboratories	95	4,514
Aetna Inc.	28	675
Allergan Inc.	19	886
AmerisourceBergen Corp.	9	299
Amgen Inc. (c)	63	3,137
Baxter International Inc.	38	1,928
Becton Dickinson & Co.	15	991
Biogen Idec Inc. (c)	18	959
Boston Scientific Corp. (c)	93	736
Bristol-Myers Squibb Co.	121	2,660
Cardinal Health Inc.	22	699
Celgene Corp. (c)	28	1,253
Cephalon Inc. (c) (e)	4	292
Cigna Corp.	16	280
Coventry Health Care Inc. (c)	9	123
Covidien Ltd.	31	1,024
CR Bard Inc.	6	478
DaVita Inc. (c)	6	279
DENTSPLY International Inc. (e)	9	232
Eli Lilly & Co.	62	2,072
Express Scripts Inc. (c)	15	687
Forest Laboratories Inc. (c)	18	395
Genzyme Corp. (c)	17	991
Gilead Sciences Inc. (c)	56	2,586
Hospira Inc. (c)	10	301
Humana Inc. (c)	10	264
IMS Health Inc.	11	143
Intuitive Surgical Inc. (c) (e)	2	236
Johnson & Johnson	169	8,903
King Pharmaceuticals Inc. (c) (e)	15	109
Laboratory Corp. of America Holdings (c) (e)	7	393
Life Technologies Corp. (c) (e)	11	351
McKesson Corp. (e)	17	592
Medco Health Solutions Inc. (c)	30	1,247
Medtronic Inc.	69	2,021
Merck & Co. Inc.	129	3,454
Millipore Corp. (c) (e)	3	186
Mylan Inc. (c) (e)	19	254
Patterson Cos. Inc. (c) (e)	6	107
PerkinElmer Inc.	7	88
Pfizer Inc.	413	5,624
Quest Diagnostics Inc.	9	446

Schering-Plough Corp.	100	2,348
St. Jude Medical Inc. (c)	21	774
Stryker Corp. (e)	15	497
Tenet Healthcare Corp. (c) (e)	26	30
Thermo Fisher Scientific Inc. (c) (e)	26	918
UnitedHealth Group Inc.	75	1,562
Varian Medical Systems Inc. (c) (e)	8	232
Waters Corp. (c) (e)	6	224
Watson Pharmaceuticals Inc. (c)	6	190
WellPoint Inc. (c)	30	1,145
Wyeth	82	3,510
Zimmer Holdings Inc. (c)	13	486
		64,811
INDUSTRIALS - 9.4%
3M Co.	43	2,116
Avery Dennison Corp.	7	147
Boeing Co.	45	1,586
Burlington Northern Santa Fe Corp. (e)	17	1,030
Caterpillar Inc. (e)	37	1,034
CH Robinson Worldwide Inc. (e)	11	480
Cintas Corp.	8	203
Cooper Industries Ltd. - Class A	11	275
CSX Corp.	25	637
Cummins Inc.	13	319
Danaher Corp. (e)	15	834
Deere & Co.	26	855
Dover Corp.	12	306
Dun & Bradstreet Corp.	3	254
Eaton Corp. (e)	10	378
Emerson Electric Co.	46	1,325
Equifax Inc.	7	180
Expeditors International Washington Inc. (e)	13	363
Fastenal Co. (e)	7	241
FedEx Corp.	19	853
Flowserve Corp.	3	188
Fluor Corp.	11	374
General Dynamics Corp.	24	988
General Electric Co.	646	6,536
Goodrich Corp.	8	292
Honeywell International Inc. (e)	45	1,258
Illinois Tool Works Inc.	24	731
Ingersoll-Rand Co. Ltd. - Class A	19	265
Iron Mountain Inc. (c) (e)	11	233
ITT Corp.	11	416
Jacobs Engineering Group Inc. (c)	7	286
L-3 Communications Holdings Inc.	7	482
Lockheed Martin Corp.	20	1,407
Manitowoc Co. Inc.	7	23
Masco Corp.	21	146
Monster Worldwide Inc. (c) (e)	8	62

Norfolk Southern Corp.	22	752
Northrop Grumman Corp.	20	879
PACCAR Inc. (e)	22	564
Pall Corp.	7	149
Parker Hannifin Corp.	10	340
Pitney Bowes Inc.	12	290
Precision Castparts Corp.	8	504
Raytheon Co.	25	955
Republic Services Inc. - Class A	19	333
Robert Half International Inc. (e)	9	160
Rockwell Automation Inc.	9	192
Rockwell Collins Inc.	9	310
RR Donnelley & Sons Co.	12	91
Ryder System Inc. (e)	3	87
Southwest Airlines Co.	44	280
Stericycle Inc. (c)	5	248
Textron Inc.	14	81
Union Pacific Corp.	31	1,271
United Parcel Service Inc. - Class B	61	3,003
United Technologies Corp.	58	2,483
Waste Management Inc. (e)	30	775
WW Grainger Inc. (e)	4	273
		41,123
INFORMATION TECHNOLOGY - 17.3%
Adobe Systems Inc. (c)	32	691
Advanced Micro Devices Inc. (c) (e)	34	105
Affiliated Computer Services Inc. - Class A (c)	6	285
Agilent Technologies Inc. (c)	21	325
Akamai Technologies Inc. (c) (e)	11	211
Altera Corp.	18	315
Amphenol Corp. - Class A	10	293
Analog Devices Inc.	18	340
Apple Inc. (c) (e)	55	5,731
Applied Materials Inc.	81	870
Autodesk Inc. (c)	14	231
Automatic Data Processing Inc.	31	1,091
BMC Software Inc. (c)	11	374
Broadcom Corp. - Class A (c)	27	530
CA Inc.	23	412
Ciena Corp. (c) (e)	5	37
Cisco Systems Inc. (c)	357	5,993
Citrix Systems Inc. (c)	11	250
Cognizant Technology Solutions Corp. (c)	18	376
Computer Sciences Corp. (c)	9	337
Compuware Corp. (c)	14	94
Convergys Corp. (c)	7	56
Corning Inc.	96	1,268
Dell Inc. (c)	106	1,008
eBay Inc. (c)	66	833

Electronic Arts Inc. (c) (e)	20	357
EMC Corp. (c)	124	1,408
Fidelity National Information Services Inc.	11	202
Fiserv Inc. (c)	9	339
FLIR Systems Inc. (c) (e)	10	197
Google Inc. - Class A (c) (e)	15	5,107
Harris Corp.	8	242
Hewlett-Packard Co.	147	4,705
Intel Corp.	341	5,125
International Business Machines Corp.	82	7,956
Intuit Inc. (c)	20	536
Jabil Circuit Inc.	12	67
JDS Uniphase Corp. (c)	12	40
Juniper Networks Inc. (c) (e)	32	486
KLA-Tencor Corp. (e)	10	202
Lexmark International Inc. (c)	4	75
Linear Technology Corp. (e)	13	308
LSI Corp. (c)	41	125
MasterCard Inc. (e)	4	748
McAfee Inc. (c) (e)	9	313
MEMC Electronic Materials Inc. (c)	14	231
Microchip Technology Inc. (e)	11	240
Micron Technology Inc. (c) (e)	48	195
Microsoft Corp.	468	8,596
Molex Inc. (e)	8	110
Motorola Inc. (e)	141	595
National Semiconductor Corp. (e)	11	116
NetApp Inc. (c)	20	297
Novell Inc. (c)	20	84
Novellus Systems Inc. (c) (e)	6	96
Nvidia Corp. (c) (e)	33	325
Oracle Corp. (c)	235	4,244
Paychex Inc. (e)	20	510
QLogic Corp. (c) (e)	8	88
QUALCOMM Inc.	101	3,931
Salesforce.com Inc. (c) (e)	7	217
SanDisk Corp. (c) (e)	14	180
Sun Microsystems Inc. (c)	46	338
Symantec Corp. (c)	49	738
Tellabs Inc. (c)	23	106
Teradata Corp. (c)	11	179
Teradyne Inc. (c)	9	38
Texas Instruments Inc.	78	1,295
Total System Services Inc.	11	157
Tyco Electronics Ltd.	28	309
VeriSign Inc. (c) (e)	12	225
Western Union Co.	44	551
Xerox Corp.	52	235
Xilinx Inc. (e)	17	326
Yahoo! Inc. (c) (e)	86	1,097
		76,243

MATERIALS - 3.2%
Air Products & Chemicals Inc.	13	712
AK Steel Holding Corp. (e)	6	45
Alcoa Inc. (e)	57	415
Allegheny Technologies Inc. (e)	6	128
Ball Corp.	6	240
Bemis Co. Inc.	6	121
CF Industries Holdings Inc.	3	235
Dow Chemical Co.	56	470
Eastman Chemical Co. (e)	5	123
Ecolab Inc.	10	362
EI Du Pont de Nemours & Co.	55	1,238
Freeport-McMoRan Copper & Gold Inc. (e)	25	965
International Flavors & Fragrances Inc. (e)	5	152
International Paper Co.	27	192
MeadWestvaco Corp.	10	122
Monsanto Co.	34	2,790
Newmont Mining Corp.	30	1,345
Nucor Corp. (e)	19	739
Owens-Illinois Inc. (c)	10	150
Pactiv Corp. (c)	8	120
PPG Industries Inc.	10	362
Praxair Inc. (e)	19	1,269
Rohm & Haas Co.	7	582
Sealed Air Corp.	10	138
Sigma-Aldrich Corp. (e)	8	291
Titanium Metals Corp. (e)	4	25
United States Steel Corp. (e)	7	141
Vulcan Materials Co. (e)	7	295
Weyerhaeuser Co.	13	352
		14,119
TELECOMMUNICATION SERVICES - 3.8%
American Tower Corp. (c) (e)	24	744
AT&T Inc.	361	9,089
CenturyTel Inc. (e)	6	170
Embarq Corp. (e)	9	336
Frontier Communications Corp.	18	131
Qwest Communications International Inc. (e)	89	303
Sprint Nextel Corp. (c)	177	631
Verizon Communications Inc.	174	5,252
Windstream Corp.	27	218
		16,874
UTILITIES - 4.2%
AES Corp. (c) (e)	39	226
Allegheny Energy Inc.	10	236
Ameren Corp.	13	307
American Electric Power Co. Inc. (e)	25	632
CenterPoint Energy Inc.	21	220
CMS Energy Corp. (e)	13	157

Consolidated Edison Inc.	17	669
Constellation Energy Group Inc.	12	239
Dominion Resources Inc. (e)	36	1,111
DTE Energy Co.	10	272
Duke Energy Corp.	79	1,127
Dynegy Inc. (c) (e)	29	42
Edison International Inc.	20	579
Entergy Corp.	12	794
EQT Corp.	8	251
Exelon Corp.	40	1,833
FirstEnergy Corp.	19	725
FPL Group Inc.	25	1,274
Integrys Energy Group Inc.	5	124
Nicor Inc. (e)	2	82
NiSource Inc.	18	172
Northeast Utilities	10	221
Pepco Holdings Inc.	14	175
PG&E Corp.	23	860
Pinnacle West Capital Corp. (e)	6	166
PPL Corp.	23	664
Progress Energy Inc.	17	617
Public Service Enterprise Group Inc.	31	918
Questar Corp.	10	307
SCANA Corp.	7	223
Sempra Energy	15	694
Southern Co.	48	1,462
TECO Energy Inc. (e)	13	150
Wisconsin Energy Corp.	7	300
Xcel Energy Inc. (e)	27	505
		18,334

Total Common Stocks (cost $612,393)		423,700

SHORT TERM INVESTMENTS - 11.1%
Mutual Funds - 3.4%
JNL Money Market Fund, 0.31% (a) (h)	14,931	14,931

Securities Lending Collateral - 7.4%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	33,569	32,488
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	743	-
		32,488
U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.26%, 06/18/09 (o)	$ 1,594	1,594

Total Short Term Investments (cost $50,837)		49,013

Total Investments - 107.5% (cost $663,230)		472,713
Other Assets and Liabilities, Net - (7.5%)		(33,107)
Total Net Assets - 100%		$ 439,606

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 15.2%
99 Cents Only Stores (c) (e)	20	$ 185
Advance Auto Parts Inc.	40	1,658
Aeropostale Inc. (c) (e)	29	764
American Eagle Outfitters Inc.	89	1,087
American Greetings Corp.	19	99
AnnTaylor Stores Corp. (c)	24	127
Barnes & Noble Inc. (e)	16	333
Belo Corp.	34	21
Blyth Inc.	2	56
Bob Evans Farms Inc. (e)	13	295
BorgWarner Inc. (e)	49	999
Boyd Gaming Corp. (e)	24	90
Brinker International Inc.	44	662
Brink's Home Security Holdings Inc. (c)	18	396
Callaway Golf Co.	27	195
Career Education Corp. (c)	32	759
Carmax Inc. (c) (e)	95	1,182
Cheesecake Factory Inc. (c)	25	291
Chico's FAS Inc. (c)	76	408
Chipotle Mexican Grill Inc. - Class A (c) (e)	14	943
Coldwater Creek Inc. (c) (e)	19	48
Collective Brands Inc. (c)	27	266
Corinthian Colleges Inc. (c) (e)	37	717
DeVry Inc.	26	1,264
Dick's Sporting Goods Inc. (c)	37	522
Dollar Tree Inc. (c)	39	1,721
DreamWorks Animation SKG Inc. (c)	33	708
Foot Locker Inc.	66	688
Gentex Corp. (e)	60	595
Guess? Inc. (e)	25	531
HanesBrands Inc. (c)	39	377
Harte-Hanks Inc. (e)	15	79
International Speedway Corp. - Class A	12	258
ITT Educational Services Inc. (c)	13	1,622
J Crew Group Inc. (c) (e)	22	288
John Wiley & Sons Inc.	18	541
Lamar Advertising Co. (c) (e)	33	326
Life Time Fitness Inc. (c) (e)	15	186
LKQ Corp. (c)	60	860
Marvel Entertainment Inc. (c) (e)	21	552
Matthews International Corp. - Class A	13	379
MDC Holdings Inc.	16	501
Mohawk Industries Inc. (c) (e)	24	729
NetFlix Inc. (c) (e)	18	757
NVR Inc. (c) (e)	2	1,043

Panera Bread Co. - Class A (c)	13	742
PetSmart Inc.	55	1,149
Phillips-Van Heusen Corp.	22	492
Priceline.com Inc. (c) (e)	18	1,380
Regis Corp.	19	267
Rent-A-Center Inc. (c)	29	556
Ross Stores Inc.	55	1,979
Ryland Group Inc.	18	298
Saks Inc. (c) (e)	64	120
Scholastic Corp. (e)	11	171
Scientific Games Corp. - Class A (c)	28	344
Service Corp. International	108	377
Sotheby's Holdings - Class A (e)	29	259
Strayer Education Inc. (e)	6	1,089
Thor Industries Inc. (e)	15	237
Timberland Co. - Class A (c)	20	243
Toll Brothers Inc. (c)	55	1,006
Tupperware Brands Corp.	27	460
Under Armour Inc. - Class A (c) (e)	16	265
Urban Outfitters Inc. (c)	48	793
Warnaco Group Inc. (c)	20	481
Wendy's/Arby's Group Inc.	178	894
Williams-Sonoma Inc. (e)	37	369
		40,079
CONSUMER STAPLES - 4.1%
Alberto-Culver Co.	36	819
BJ's Wholesale Club Inc. (c) (e)	25	800
Church & Dwight Co. Inc.	30	1,559
Corn Products International Inc.	32	670
Energizer Holdings Inc. (c)	25	1,249
Flowers Foods Inc.	34	789
Hansen Natural Corp. (c) (e)	31	1,118
Lancaster Colony Corp.	9	360
NBTY Inc. (c) (e)	24	331
PepsiAmericas Inc.	24	416
Ralcorp Holdings Inc. (c)	24	1,293
Ruddick Corp. (e)	17	386
Smithfield Foods Inc. (c) (e)	52	490
Tootsie Roll Industries Inc. (e)	11	244
Universal Corp. (e)	10	313
		10,837
ENERGY - 6.5%
Arch Coal Inc.	61	812
Bill Barrett Corp. (c) (e)	16	353
Cimarex Energy Co.	35	649
Comstock Resources Inc. (c) (e)	20	582
Denbury Resources Inc. (c)	106	1,578
Encore Acquisition Co. (c)	22	519
Exterran Holdings Inc. (c) (e)	27	427

FMC Technologies Inc. (c)	54	1,685
Forest Oil Corp. (c) (e)	41	541
Frontier Oil Corp.	44	562
Helix Energy Solutions Group Inc. (c) (e)	40	204
Helmerich & Payne Inc.	45	1,033
Mariner Energy Inc. (c) (e)	38	291
Newfield Exploration Co. (c)	56	1,278
Oceaneering International Inc. (c)	23	859
Overseas Shipholding Group Inc. (e)	10	236
Patriot Coal Corp. (c)	27	102
Patterson-UTI Energy Inc.	66	590
Plains Exploration & Production Co. (c)	46	788
Pride International Inc. (c) (e)	74	1,325
Quicksilver Resources Inc. (c) (e)	48	266
Southern Union Co.	53	813
Superior Energy Services Inc. (c)	33	425
Tidewater Inc. (e)	22	813
Unit Corp. (c)	20	418
		17,149
FINANCIALS - 17.5%
Affiliated Managers Group Inc. (c) (e)	17	726
Alexandria Real Estate Equities Inc. (e)	17	612
AMB Property Corp.	60	859
American Financial Group Inc.	33	525
AmeriCredit Corp. (c) (e)	57	334
Apollo Investment Corp. (e)	62	217
Arthur J Gallagher & Co.	41	701
Associated Bancorp (e)	54	837
Astoria Financial Corp.	35	323
BancorpSouth Inc. (e)	31	639
Bank of Hawaii Corp.	20	667
BRE Properties Inc. - Class A	22	433
Brown & Brown Inc.	49	933
Camden Property Trust	23	496
Cathay General Bancorp (e)	22	227
City National Corp. (e)	18	595
Colonial BancGroup Inc. (e)	92	83
Commerce Bancshares Inc.	28	1,018
Cousins Properties Inc. (e)	19	121
Cullen/Frost Bankers Inc.	26	1,200
Duke Realty Corp. (e)	64	354
Eaton Vance Corp.	50	1,142
Equity One Inc. (e)	13	164
Essex Property Trust Inc. (e)	11	652
Everest Re Group Ltd.	26	1,854
Federal Realty Investors Trust (e)	25	1,170
Fidelity National Financial Inc. - Class A (e)	92	1,794
First American Corp.	39	1,047
First Niagara Financial Group Inc.	50	548

FirstMerit Corp.	35	637
Fulton Financial Corp. (e)	76	506
Hanover Insurance Group Inc.	22	625
HCC Insurance Holdings Inc.	49	1,228
Highwoods Properties Inc.	27	577
Horace Mann Educators Corp.	17	144
Hospitality Properties Trust	40	476
International Bancshares Corp. (e)	22	173
Jefferies Group Inc. (e)	53	727
Jones Lang LaSalle Inc. (e)	15	348
Liberty Property Trust	43	820
Macerich Co. (e)	33	208
Mack-Cali Realty Corp.	29	569
Mercury General Corp.	15	460
Nationwide Health Properties Inc. (e)	44	971
New York Community Bancorp Inc. (e)	147	1,637
NewAlliance Bancshares Inc.	46	545
Old Republic International Corp.	100	1,087
Omega Healthcare Investors Inc.	35	496
PacWest Bancorp (e)	10	148
Potlatch Corp.	17	403
Protective Life Corp.	30	157
Raymond James Financial Inc. (e)	42	827
Rayonier Inc. (e)	34	1,013
Realty Income Corp. (e)	44	833
Regency Centers Corp.	30	790
Reinsurance Group of America Inc. (e)	31	998
SEI Investments Co.	57	691
SL Green Realty Corp. (e)	25	269
StanCorp Financial Group Inc.	21	485
SVB Financial Group (c) (e)	14	290
Synovus Financial Corp. (e)	122	397
TCF Financial Corp. (e)	49	574
Trustmark Corp.	21	387
UDR Inc. (e)	64	549
Unitrin Inc.	21	292
Valley National Bancorp (e)	57	709
Waddell & Reed Financial Inc. - Class A	36	656
Washington Federal Inc.	38	503
Webster Financial Corp. (e)	24	101
Weingarten Realty Investors (e)	34	322
WestAmerica Bancorp (e)	12	568
Wilmington Trust Corp. (e)	30	288
WR Berkley Corp.	59	1,332
		46,087
HEALTH CARE - 12.4%
Affymetrix Inc. (c)	30	97
Beckman Coulter Inc.	27	1,377
Bio-Rad Laboratories Inc. - Class A (c)	8	533
Cerner Corp. (c) (e)	29	1,273

Charles River Laboratories International Inc. (c)	29	782
Community Health Systems Inc. (c)	39	606
Covance Inc. (c) (e)	27	959
Edwards Lifesciences Corp. (c)	24	1,438
Endo Pharmaceuticals Holdings Inc. (c) (e)	50	880
Gen-Probe Inc. (c)	22	1,025
Health Management Associates Inc. (c) (e)	100	259
Health Net Inc. (c)	44	640
Henry Schein Inc. (c) (e)	38	1,523
Hill-Rom Holdings Inc. (e)	27	272
Hologic Inc. (c) (e)	109	1,428
Idexx Laboratories Inc. (c) (e)	25	875
Immucor Inc. (c)	30	765
Kindred Healthcare Inc. (c)	13	196
Kinetic Concepts Inc. (c) (e)	24	503
LifePoint Hospitals Inc. (c) (e)	23	470
Lincare Holdings Inc. (c) (e)	32	689
Masimo Corp. (c)	20	588
Medicis Pharmaceutical Corp.	24	293
Omnicare Inc. (e)	45	1,100
OSI Pharmaceuticals Inc. (c)	25	947
Owens & Minor Inc.	18	585
Perrigo Co. (e)	33	819
Pharmaceutical Product Development Inc.	50	1,191
Psychiatric Solutions Inc. (c) (e)	24	384
Resmed Inc. (c)	32	1,139
Sepracor Inc. (c)	47	687
STERIS Corp.	25	578
Techne Corp.	16	884
Teleflex Inc.	17	669
Thoratec Corp. (c)	24	610
United Therapeutics Corp. (c)	10	661
Universal Health Services Inc.	21	816
Valeant Pharmaceutical International (c) (e)	35	615
Varian Inc. (c)	13	303
VCA Antech Inc. (c) (e)	36	822
Vertex Pharmaceuticals Inc. (c)	74	2,123
WellCare Health Plans Inc. (c)	18	203
		32,607
INDUSTRIALS - 14.5%
AECOM Technology Corp. (c)	39	1,015
AGCO Corp. (c) (e)	39	763
AirTran Holdings Inc. (c) (e)	49	225
Alaska Air Group Inc. (c)	15	267
Alexander & Baldwin Inc.	18	339
Alliant Techsystems Inc. (c) (e)	14	932
Ametek Inc.	45	1,422
BE Aerospace Inc. (c)	42	363
Brink's Co.	17	458

Bucyrus International Inc. - Class A	32	480
Carlisle Cos. Inc.	26	515
Clean Harbors Inc. (c)	9	423
Con-Way Inc. (e)	20	361
Copart Inc. (c)	27	798
Corporate Executive Board Co.	15	215
Corrections Corp. of America (c)	52	662
Crane Co.	20	346
Deluxe Corp.	21	207
Donaldson Co. Inc. (e)	33	878
Dycom Industries Inc. (c)	16	91
Federal Signal Corp.	21	112
FTI Consulting Inc. (c) (e)	22	1,084
GATX Corp. (e)	21	430
Graco Inc. (e)	26	444
Granite Construction Inc. (e)	14	522
Harsco Corp.	35	766
Herman Miller Inc.	24	251
HNI Corp. (e)	19	197
Hubbell Inc. - Class B (e)	24	642
IDEX Corp.	35	756
JB Hunt Transport Services Inc.	35	839
JetBlue Airways Corp. (c)	77	281
Joy Global Inc. (e)	44	937
Kansas City Southern (c) (e)	39	492
KBR Inc.	69	949
Kelly Services Inc. - Class A	10	84
Kennametal Inc.	32	512
Korn/Ferry International (c)	20	182
Landstar System Inc.	22	745
Lennox International Inc.	20	539
Lincoln Electric Holdings Inc.	18	581
Manpower Inc.	33	1,045
Mine Safety Appliances Co.	13	263
MPS Group Inc. (c)	40	238
MSC Industrial Direct Co. - Class A (e)	19	591
Navigant Consulting Inc. (c)	20	256
Nordson Corp. (e)	15	414
Oshkosh Truck Corp.	32	216
Pentair Inc. (e)	42	908
Quanta Services Inc. (c)	84	1,793
Rollins Inc.	17	291
Roper Industries Inc. (e)	38	1,623
Shaw Group Inc. (c)	36	986
SPX Corp.	21	1,001
Terex Corp. (c)	41	383
Thomas & Betts Corp. (c)	23	575
Timken Co.	37	512
Trinity Industries Inc. (e)	34	308
United Rentals Inc. (c)	26	109
URS Corp. (c)	36	1,467

Wabtec Corp.	21	542
Waste Connections Inc. (c)	34	871
Watson Wyatt Worldwide Inc.	18	893
Werner Enterprises Inc. (e)	18	272
Woodward Governor Co.	24	266
YRC Worldwide Inc. (c) (e)	24	107
		38,035
INFORMATION TECHNOLOGY - 14.2%
3Com Corp. (c)	168	519
ACI Worldwide Inc. (c)	15	272
Acxiom Corp.	29	215
ADC Telecommunications Inc. (c) (e)	41	180
ADTRAN Inc.	23	375
Advent Software Inc. (c) (e)	7	238
Alliance Data Systems Corp. (c) (e)	26	947
Ansys Inc. (c)	38	957
Arrow Electronics Inc. (c)	51	967
Atmel Corp. (c)	194	705
Avnet Inc. (c)	64	1,128
Avocent Corp. (c)	19	230
Broadridge Financial Solutions Inc.	60	1,122
Cadence Design Systems Inc. (c)	112	470
CommScope Inc. (c)	31	351
Cree Inc. (c) (e)	38	895
Diebold Inc.	28	599
Digital River Inc. (c)	16	466
DST Systems Inc. (c)	17	597
F5 Networks Inc. (c) (e)	34	709
Factset Research Systems Inc. (e)	18	897
Fair Isaac Corp. (e)	21	292
Fairchild Semiconductor International Inc. (c)	53	198
Gartner Inc. - Class A (c)	25	275
Global Payments Inc.	35	1,155
Hewitt Associates Inc. - Class A (c)	36	1,062
Imation Corp. (e)	14	105
Ingram Micro Inc. - Class A (c)	69	878
Integrated Device Technology Inc. (c)	71	324
International Rectifier Corp. (c)	31	423
Intersil Corp.	52	603
Itron Inc. (c)	16	742
Jack Henry & Associates Inc.	36	590
Lam Research Corp. (c)	54	1,227
Lender Processing Services Inc.	36	1,106
Macrovision Solutions Corp. (c)	35	627
Mantech International Corp. - Class A (c)	9	368
Mentor Graphics Corp. (c)	39	172
Metavante Technologies Inc. (c)	39	772
Mettler Toledo International Inc. (c)	14	731
National Instruments Corp.	24	450

NCR Corp. (c)	69	546
NeuStar Inc. - Class A (c)	32	536
Palm Inc. (c) (e)	57	494
Parametric Technology Corp. (c)	50	499
Plantronics Inc.	21	248
Polycom Inc. (c)	36	550
RF Micro Devices Inc. (c) (e)	103	137
SAIC Inc. (c)	86	1,613
Semtech Corp. (c)	26	346
Silicon Laboratories Inc. (c)	19	510
SRA International Inc. - Class A (c)	18	262
Sybase Inc. (c)	35	1,058
Synopsys Inc. (c)	61	1,272
Tech Data Corp. (c)	22	468
Trimble Navigation Ltd. (c)	51	776
ValueClick Inc. (c)	37	314
Vishay Intertechnology Inc. (c)	83	288
Western Digital Corp. (c)	95	1,840
Wind River Systems Inc. (c)	30	189
Zebra Technologies Corp. (c)	26	497
		37,382
MATERIALS - 6.7%
Airgas Inc.	35	1,180
Albemarle Corp.	39	843
AptarGroup Inc. (e)	29	893
Ashland Inc.	28	292
Cabot Corp.	29	302
Carpenter Technology Corp.	19	265
Cliffs Natural Resources Inc.	48	875
Commercial Metals Co.	49	565
Cytec Industries Inc.	20	303
FMC Corp.	31	1,342
Grief Inc.	15	488
Louisiana-Pacific Corp. (e)	36	80
Lubrizol Corp.	29	972
Martin Marietta Materials Inc. (e)	18	1,399
Minerals Technologies Inc.	8	250
Olin Corp.	34	481
Packaging Corp. of America	44	567
Reliance Steel & Aluminum Co.	27	706
RPM International Inc.	55	696
Scotts Miracle-Gro Co. (e)	19	644
Sensient Technologies Corp.	20	481
Sonoco Products Co.	42	889
Steel Dynamics Inc.	69	604
Temple-Inland Inc. (e)	47	250
Terra Industries Inc.	43	1,202
Valspar Corp.	43	858
Worthington Industries Inc. (e)	25	222
		17,649

TELECOMMUNICATION SERVICES - 0.7%
Cincinnati Bell Inc. (c)	93	213
Syniverse Holdings Inc. (c)	23	356
Telephone & Data Systems Inc.	43	1,149
		1,718
UTILITIES - 6.7%
AGL Resources Inc.	33	866
Alliant Energy Corp.	48	1,176
Aqua America Inc. (e)	58	1,165
Black Hills Corp.	16	290
DPL Inc. (e)	50	1,127
Energen Corp.	30	888
Great Plains Energy Inc.	50	680
Hawaiian Electric Industries Inc. (e)	39	539
IDACORP Inc. (e)	20	458
MDU Resources Group Inc.	79	1,278
National Fuel Gas Co.	34	1,046
NSTAR (e)	46	1,451
NV Energy Inc.	100	935
OGE Energy Corp.	40	965
Oneok Inc.	44	1,006
PNM Resources Inc.	38	310
UGI Corp.	47	1,098
Vectren Corp.	34	725
Westar Energy Inc.	46	807
WGL Holdings Inc. (e)	21	696
		17,506

Total Common Stocks (cost $415,189)		259,049

WARRANTS - 0.0%
Krispy Kreme Doughnuts Inc. Warrant (c)	-	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 21.9%
Mutual Funds - 2.5%
JNL Money Market Fund, 0.31% (a) (h)	6,511	6,511

Securities Lending Collateral - 19.1%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	51,924	50,252
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	2,206	-
		50,252
U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.26%, 06/18/09 (o)	$ 953	953

Total Short Term Investments (cost $61,594)		57,716

Total Investments - 120.4% (cost $476,783)		316,765
Other Assets and Liabilities, Net - (20.4%)		(53,657)
Total Net Assets - 100%		$ 263,108

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 12.4%
1-800-Flowers.com Inc. (c)	8	$ 16
99 Cents Only Stores (c) (e)	15	142
Aaron Rents Inc. (e)	16	416
Aeropostale Inc. (c)	23	610
AFC Enterprises Inc. (c)	8	38
AH Belo Corp. - Class A	6	6
Ambassadors Group Inc. (e)	7	54
American Apparel Inc. (c) (e)	10	29
American Axle & Manufacturing Holdings Inc.	19	25
American Greetings Corp.	15	75
American Public Education Inc. (c) (e)	4	148
America's Car-Mart Inc. (c)	4	55
Amerigon Inc. (c)	9	32
Ameristar Casinos Inc. (e)	9	112
Arbitron Inc.	9	132
Aristotle Corp. (c)	-	1
ArvinMeritor Inc.	27	21
Asbury Automotive Group Inc.	12	53
Audiovox Corp. (c)	5	18
Bally Technologies Inc. (c)	19	346
Bassett Furniture Industries Inc.	1	1
Beazer Homes USA Inc. (c) (e)	13	13
Bebe Stores Inc.	13	84
Belo Corp.	31	19
Bidz.com Inc. (c)	2	7
Big 5 Sporting Goods Corp.	8	46
BJ's Restaurants Inc. (c) (e)	8	110
Blockbuster Inc. - Class A (c) (e)	55	40
Blue Nile Inc. (c) (e)	4	128
Bluegreen Corp. (c)	6	11
Blyth Inc.	2	52
Bob Evans Farms Inc. (e)	10	233
Borders Group Inc. (c) (e)	21	13
Brookfield Homes Corp. (e)	3	10
Brown Shoe Co. Inc. (e)	14	52
Brunswick Corp.	30	104
Buckle Inc. (e)	7	233
Buffalo Wild Wings Inc. (c) (e)	6	222
Build-A-Bear Workshop Inc. (c)	6	38
Cabela's Inc. - Class A (c)	13	115
Cache Inc. (c)	3	9
California Pizza Kitchen Inc. (c)	7	97
Callaway Golf Co.	22	161
Capella Education Co. (c) (e)	5	250
Carter's Inc. (c) (e)	19	366
Casual Male Retail Group Inc. (c)	10	5
Cato Corp. - Class A	9	162
Cavco Industries Inc. (c)	2	52

CEC Entertainment Inc. (c)	7	170
Champion Enterprises Inc. (c) (e)	22	11
Charlotte Russe Holding Inc. (c)	8	67
Charming Shoppes Inc. (c) (e)	39	55
Cheesecake Factory Inc. (c) (e)	21	239
Cherokee Inc. (e)	2	34
Chico's FAS Inc. (c) (e)	61	329
Childrens Place Retail Stores Inc. (c)	8	171
Christopher & Banks Corp.	11	47
Churchill Downs Inc.	3	92
Cinemark Holdings Inc.	9	83
Citi Trends Inc. (c)	5	107
CKE Restaurants Inc.	18	149
CKX Inc. (c) (e)	15	62
Coinstar Inc. (c)	9	304
Coldwater Creek Inc. (c) (e)	17	42
Collective Brands Inc. (c)	21	208
Columbia Sportswear Co. (e)	4	120
Conn's Inc. (c) (e)	4	62
Cooper Tire & Rubber Co.	19	76
Core-Mark Holding Co. Inc. (c)	3	59
Corinthian Colleges Inc. (c) (e)	29	568
Cox Radio Inc. - Class A (c)	11	46
Cracker Barrel Old Country Store Inc.	8	217
Crocs Inc. (c) (e)	28	33
Crown Media Holdings Inc. (c) (e)	5	11
CSS Industries Inc. (e)	3	47
Cumulus Media Inc. - Class A (c) (e)	12	12
Dana Holding Corp. (c)	34	16
Deckers Outdoor Corp. (c) (e)	5	240
Denny's Corp. (c)	34	57
Dillard's Inc. - Class A (e)	19	107
DineEquity Inc.	8	90
Dolan Media Co. (c) (e)	8	65
Domino's Pizza Inc. (c) (e)	18	117
Dorman Products Inc. (c)	3	30
Dover Downs Gaming & Entertainment Inc. (e)	7	20
Dover Motorsports Inc.	5	8
Dress Barn Inc. (c) (e)	14	174
Drew Industries Inc. (c)	9	75
Drugstore.com Inc. (c)	25	29
DSW Inc. (c) (e)	5	48
Einstein Noah Restaurant Group Inc. (c)	1	8
Empire Resorts Inc. (c) (e)	1	1
Entercom Communications Corp. (e)	9	10
Entravision Communications Corp. (c) (e)	18	5
Ethan Allen Interiors Inc. (e)	8	96
Exide Technologies (c) (e)	25	74
FGX International Holdings Ltd. (c)	4	50
Finish Line - Class A	14	92

Fisher Communications Inc. (e)	2	19
Fossil Inc. (c)	15	229
Fred's Inc.	14	154
Fuel Systems Solutions Inc. (c) (e)	4	53
Fuqi International Inc. (c)	3	14
Furniture Brands International Inc. (e)	18	26
Gaiam Inc. (c) (e)	5	16
Gaylord Entertainment Co. (c) (e)	13	109
Genesco Inc. (c) (e)	6	118
G-III Apparel Group Ltd. (c)	4	20
Global Sources Ltd. (c)	5	20
Global Traffic Network Inc. (c)	5	16
Grand Canyon Education (c) (e)	3	57
Gray Television Inc. (e)	13	4
Great Wolf Resorts Inc. (c)	11	27
Group 1 Automotive Inc. (e)	8	112
Gymboree Corp. (c)	10	203
Harte-Hanks Inc. (e)	16	87
Haverty Furniture Cos. Inc. (e)	8	81
Hayes Lemmerz International Inc. (c)	30	6
Helen of Troy Ltd. (c)	10	141
hhgregg Inc. (c)	6	82
Hibbett Sports Inc. (c) (e)	10	198
Hooker Furniture Corp.	3	23
HOT Topic Inc. (c)	16	175
Hovnanian Enterprises Inc. - Class A (c) (e)	14	22
Iconix Brand Group Inc. (c)	20	181
Interactive Data Corp.	13	314
iRobot Corp. (c) (e)	5	40
Isle of Capri Casinos Inc. (c)	4	21
J Crew Group Inc. (c) (e)	14	179
Jack in the Box Inc. (c)	20	470
Jackson Hewitt Tax Service Inc.	9	47
Jakks Pacific Inc. (c) (e)	9	108
Jo-Ann Stores Inc. (c)	9	140
JoS. A. Bank Clothiers Inc. (c)	6	165
Journal Communications Inc. - Class A	13	9
K12 Inc. (c) (e)	3	44
Kenneth Cole Productions Inc.	3	21
Knology Inc. (c)	8	35
Krispy Kreme Doughnuts Inc. (c) (e)	18	29
K-Swiss Inc. - Class A	9	73
Landry's Restaurants Inc. (e)	4	23
La-Z-Boy Inc. (e)	17	22
Leapfrog Enterprises Inc. (c)	13	19
Lear Corp. (c)	19	14
Learning Tree International Inc. (c)	3	23
Lee Enterprises Inc. (e)	17	5
Libbey Inc.	4	4
Life Time Fitness Inc. (c) (e)	11	142

LIN TV Corp. (c)	8	9
Lincoln Educational Services Corp. (c)	2	41
Live Nation Inc. (c) (e)	25	65
Lodgian Inc. (c)	5	11
Luby's Inc. (c)	6	31
Lululemon Athletica Inc. (c) (e)	9	79
Lumber Liquidators Inc. (c) (e)	4	54
M/I Homes Inc. (e)	6	39
Maidenform Brands Inc. (c)	8	72
Marcus Corp.	7	59
Marine Products Corp. (e)	5	23
MarineMax Inc. (c)	4	9
Martha Stewart Living Omnimedia Inc. (c) (e)	8	19
Marvel Entertainment Inc. (c) (e)	17	446
Matthews International Corp. - Class A (e)	11	309
McClatchy Co. - Class A (e)	20	10
Media General Inc. (e)	8	16
Mediacom Communications Corp. (c)	12	48
Men's Wearhouse Inc. (e)	18	271
Meritage Homes Corp. (c) (e)	10	119
Midas Inc. (c)	5	38
Modine Manufacturing Co.	13	32
Monarch Casino & Resort Inc. (c) (e)	4	21
Monro Muffler Inc.	5	145
Morgans Hotel Group Co. (c) (e)	8	25
Movado Group Inc.	6	45
National CineMedia Inc.	14	190
National Presto Industries Inc.	1	87
Nautilus Inc. (c)	9	5
NetFlix Inc. (c) (e)	14	594
New York & Co. Inc. (c)	8	27
NutriSystem Inc. (e)	10	142
O'Charley's Inc.	6	19
Orbitz Worldwide Inc. (c) (e)	11	14
Outdoor Channel Holdings Inc. (c)	6	44
Overstock.com Inc. (c) (e)	7	62
Oxford Industries Inc.	6	35
Pacific Sunwear of California Inc. (c)	21	35
Palm Harbor Homes Inc. (c) (e)	3	7
Papa John's International Inc. (c)	7	163
Peets Coffee & Tea Inc. (c)	5	98
PEP Boys-Manny Moe & Jack	19	82
Perry Ellis International Inc. (c)	4	14
PetMed Express Inc. (c)	8	127
PF Chang's China Bistro Inc. (c) (e)	9	197
Pier 1 Imports Inc. (c) (e)	26	15
Pinnacle Entertainment Inc. (c) (e)	21	145
Playboy Enterprises Inc. - Class B (c) (e)	7	14
Polaris Industries Inc. (e)	11	245
Pomeroy IT Solutions Inc. (c)	1	3

Pool Corp. (e)	17	223
Pre-Paid Legal Services Inc. (c) (e)	3	74
PRIMEDIA Inc. (e)	12	30
Princeton Review Inc. (c)	4	17
Quantum Fuel Systems Technologies Worldwide Inc. (c) (e)	21	17
Quicksilver Inc. (c)	41	53
Raser Technologies Inc. (c) (e)	16	65
RC2 Corp. (c)	6	31
RCN Corp. (c)	12	44
Reading International Inc. - Class A (c)	2	7
Red Robin Gourmet Burgers Inc. (c) (e)	7	120
Regis Corp.	15	212
Rent-A-Center Inc. (c) (e)	23	444
Retail Ventures Inc. (c)	12	18
Rex Stores Corp. (c)	3	28
RHI Entertainment Inc. (c)	4	6
Rick's Cabaret International Inc. (c) (e)	2	8
Riviera Holdings Corp. (c) (e)	3	3
Ruby Tuesday Inc. (c) (e)	15	45
Russ Berrie & Co. Inc. (c)	4	6
Ruth's Hospitality Group Inc. (c) (e)	4	5
Ryland Group Inc.	15	246
Saga Communications Inc. (c)	-	1
Sally Beauty Holdings Inc. (c) (e)	31	174
Scholastic Corp. (e)	8	118
Sealy Corp. (c) (e)	13	20
Shiloh Industries Inc. (c)	1	1
Shoe Carnival Inc. (c)	3	27
Shuffle Master Inc. (c)	17	50
Shutterfly Inc. (c)	6	55
Sinclair Broadcast Group Inc. - Class A	19	20
Six Flags Inc. (c) (e)	19	5
Skechers U.S.A. Inc. - Class A (c)	11	71
Skyline Corp.	2	41
Smith & Wesson Holding Corp. (c) (e)	11	67
Sonic Automotive Inc. (e)	11	18
Sonic Corp. (c)	21	212
Sotheby's Holdings - Class A (e)	23	203
Spartan Motors Inc.	11	44
Speedway Motorsports Inc.	6	75
Stage Stores Inc.	13	133
Stamps.com Inc. (c) (e)	4	43
Standard-Pacific Corp. (c)	33	29
Steak n Shake Co. (c) (e)	10	73
Stein Mart Inc. (c) (e)	11	31
Steiner Leisure Ltd. (c)	6	136
Steinway Musical Instruments Inc. (c)	2	27
Steven Madden Ltd. (c)	6	109
Stewart Enterprises Inc. - Class A (e)	27	88
Stoneridge Inc. (c)	6	12

Strattec Security Corp.	1	6
Superior Industries International Inc. (e)	8	90
Syms Corp. (c) (e)	2	12
Systemax Inc. (c) (e)	5	68
Talbots Inc.	12	42
Tempur-Pedic International Inc.	26	187
Tenneco Inc. (c)	19	30
Texas Roadhouse Inc. - Class A (c) (e)	17	164
Timberland Co. - Class A (c) (e)	16	193
Town Sports International Holdings Inc. (c) (e)	5	16
Tractor Supply Co. (c) (e)	11	413
True Religion Apparel Inc. (c)	8	90
Tuesday Morning Corp. (c) (e)	8	10
Tupperware Brands Corp.	21	362
Tween Brands Inc. (c)	10	22
Ulta Salon Cosmetics & Fragrance Inc. (c)	10	64
Under Armour Inc. - Class A (c)	12	190
Unifi Inc. (c)	17	11
UniFirst Corp.	5	130
Universal Electronics Inc. (c) (e)	5	90
Universal Technical Institute Inc. (c) (e)	7	89
Vail Resorts Inc. (c) (e)	10	203
Valassis Communications Inc. (c) (e)	17	26
Value Line Inc.	-	11
Volcom Inc. (c) (e)	8	77
Warnaco Group Inc. (c)	16	376
Wendy's/Arby's Group Inc.	136	683
Wet Seal Inc. (c)	31	104
Weyco Group Inc. (e)	2	56
Winnebago Industries Inc.	13	67
WMS Industries Inc. (c) (e)	15	316
Wolverine World Wide Inc.	17	268
Wonder Auto Technology Inc. (c)	7	27
World Wrestling Entertainment Inc.	7	86
Zale Corp. (c) (e)	10	20
Zumiez Inc. (c) (e)	6	57
		26,576
CONSUMER STAPLES - 4.2%
AgFeed Industries Inc. (c) (e)	10	23
Alico Inc. (e)	2	38
Alliance One International Inc. (c) (e)	29	111
American Dairy Inc. (c)	3	55
American Italian Pasta Co. (c)	-	3
American Oriental Bioengineering Inc. (c) (e)	20	78
Andersons Inc.	6	80
Arden Group Inc. - Class A	-	40
B&G Foods Inc.	8	42
Boston Beer Co. Inc. - Class A (c) (e)	4	77
Calavo Growers Inc.	3	37

Cal-Maine Foods Inc. (e)	4	93
Casey's General Stores Inc.	17	464
Central Garden & Pet Co. - Class A (c)	23	170
Chattem Inc. (c) (e)	6	331
China Sky One Medical Inc. (c) (e)	2	25
Chiquita Brands International Inc. (c)	14	93
Coca-Cola Bottling Co. Consolidated	1	69
Darling International Inc. (c)	28	103
Diamond Foods Inc. (e)	6	154
Elizabeth Arden Inc. (c)	8	45
Farmer Bros. Co. (e)	3	55
Flowers Foods Inc.	26	622
Fresh Del Monte Produce Inc. (c)	14	228
Great Atlantic & Pacific Tea Co. (c) (e)	12	62
Green Mountain Coffee Roasters Inc. (c) (e)	6	280
Griffin Land & Nurseries Inc.	1	35
Hain Celestial Group Inc. (c) (e)	14	202
HQ Sustainable Maritime Industries Inc. (c)	3	26
Imperial Sugar Co. (e)	6	41
Ingles Markets Inc. - Class A	4	64
Inter Parfums Inc.	6	35
J&J Snack Foods Corp.	5	157
Lancaster Colony Corp.	7	282
Lance Inc.	9	189
Lifeway Foods Inc. (c) (e)	1	11
Mannatech Inc. (e)	4	15
Nash Finch Co.	4	114
National Beverage Corp. (c)	2	20
Nu Skin Enterprises Inc.	16	169
Nutraceutical International Corp. (c)	1	8
Omega Protein Corp. (c)	5	14
Pantry Inc. (c)	7	125
Prestige Brands Holdings Inc. (c)	15	78
PriceSmart Inc.	5	88
Ralcorp Holdings Inc. (c)	19	1,034
Reddy Ice Holdings Inc. (e)	6	9
Ruddick Corp. (e)	14	325
Sanderson Farms Inc.	7	257
Schiff Nutrition International Inc. (c)	3	12
Smart Balance Inc. (c)	20	123
Spartan Stores Inc. (e)	7	108
Star Scientific Inc. (c) (e)	22	96
Susser Holdings Corp. (c)	3	47
Synutra International Inc. (c) (e)	5	40
Tootsie Roll Industries Inc. (e)	8	172
TreeHouse Foods Inc. (c) (e)	11	310
United Natural Foods Inc. (c) (e)	15	282
Universal Corp.	9	263
USANA Health Sciences Inc. (c) (e)	3	66
Vector Group Ltd. (e)	11	138
Village Super Market Inc. (e)	1	47

WD-40 Co.	5	126
Weis Markets Inc.	4	112
Winn-Dixie Stores Inc. (c)	19	182
Zhongpin Inc. (c)	8	72
		8,872
ENERGY - 4.2%
Abraxas Petroleum Corp. (c)	12	13
Allis-Chalmers Energy Inc. (c) (e)	12	22
Alon USA Energy Inc. (e)	5	68
American Oil & Gas Inc. (c)	11	8
APCO Argentina Inc.	2	19
Approach Resources Inc. (c)	5	28
Arena Resources Inc. (c)	13	332
Atlas America Inc.	12	101
ATP Oil & Gas Corp. (c) (e)	10	53
Basic Energy Services Inc. (c)	14	90
Berry Petroleum Co. - Class A	14	153
Bill Barrett Corp. (c) (e)	13	281
BMB Munai Inc. (c) (e)	11	6
Bolt Technology Corp. (c) (e)	3	18
BPZ Resources Inc. (c) (e)	20	76
Brigham Exploration Co. (c)	15	29
Bristow Group Inc. (c) (e)	8	168
Bronco Drilling Co. Inc. (c) (e)	9	48
Cal Dive International Inc. (c)	14	98
Callon Petroleum Co. (c)	7	8
Cano Petroleum Inc. (c) (e)	17	7
CARBO Ceramics Inc. (e)	7	187
Carrizo Oil & Gas Inc. (c)	9	83
Cheniere Energy Inc. (c) (e)	17	71
Clayton Williams Energy Inc. (c) (e)	2	48
Clean Energy Fuels Corp. (c) (e)	11	68
Complete Production Services Inc. (c)	22	66
Comstock Resources Inc. (c)	16	465
Concho Resources Inc. (c)	19	486
Contango Oil & Gas Co. (c) (e)	4	165
Crosstex Energy Inc. (e)	17	28
CVR Energy Inc. (c)	11	61
Dawson Geophysical Co. (c) (e)	3	42
Delek US Holdings Inc.	4	41
Delta Petroleum Corp. (c) (e)	19	23
DHT Maritime Inc.	13	52
Double Eagle Petroleum Co. (c) (e)	2	13
Dril-Quip Inc. (c)	10	317
Endeavour International Corp. (c)	34	29
Energy XXI Bermuda Ltd.	41	15
ENGlobal Corp. (c)	9	39
Evergreen Energy Inc. (c) (e)	25	35
EXCO Resources Inc. (c)	51	512

FX Energy Inc. (c)	12	33
Gasco Energy Inc. (c) (e)	28	11
General Maritime Corp.	16	115
GeoGlobal Resources Inc. (c) (e)	12	8
Geokinetics Inc. (c)	2	6
GeoMet Inc. (c)	5	3
GeoResources Inc. (c)	3	22
GMX Resources Inc. (c) (e)	5	35
Golar LNG Ltd.	16	54
Goodrich Petroleum Corp. (c) (e)	8	145
Gran Tierra Energy Inc. (c)	73	183
GreenHunter Energy Inc. (c) (e)	1	2
Gulf Island Fabrication Inc.	5	36
Gulfmark Offshore Inc. (c)	7	173
Gulfport Energy Corp. (c)	8	18
Harvest Natural Resources Inc. (c)	12	40
Hornbeck Offshore Services Inc. (c)	8	115
Houston American Energy Corp.	4	8
International Coal Group Inc. (c) (e)	40	64
ION Geophysical Corp. (c) (e)	31	48
James River Coal Co. (c) (e)	9	111
Knightsbridge Tankers Ltd.	5	80
Lufkin Industries Inc.	5	200
Matrix Service Co. (c)	9	70
McMoRan Exploration Co. (c)	19	91
Meridian Resource Corp. (c) (e)	29	6
Mitcham Industries Inc. (c)	3	11
NATCO Group Inc. (c) (e)	6	118
National Coal Corp. (c) (e)	8	10
Natural Gas Services Group Inc. (c)	5	44
Newpark Resources Inc. (c)	29	74
Nordic American Tanker Shipping Ltd. (e)	13	379
Northern Oil and Gas Inc. (c)	6	21
Oilsands Quest Inc. (c) (e)	55	40
OYO Geospace Corp. (c) (e)	1	15
Pacific Ethanol Inc. (c)	9	3
Panhandle Oil and Gas Inc.	2	37
Parallel Petroleum Corp. (c) (e)	15	19
Parker Drilling Co. (c) (e)	35	65
Penn Virginia Corp.	15	162
Petroleum Development Corp. (c)	5	59
PetroQuest Energy Inc. (c) (e)	14	33
PHI Inc. (c)	4	40
Pioneer Drilling Co. (c)	16	53
PrimeEnergy Corp. (c) (e)	-	14
Quest Resource Corp. (c) (e)	10	3
RAM Energy Resources Inc. (c)	16	11
Rentech Inc. (c) (e)	54	29
Rex Energy Corp. (c)	9	25
Rosetta Resources Inc. (c)	16	79
RPC Inc. (e)	13	87

Ship Finance International Ltd. (e)	14	93
Stone Energy Corp. (c)	10	34
Sulphco Inc. (c) (e)	14	15
Superior Well Services Inc. (c)	5	25
Swift Energy Co. (c)	10	72
T-3 Energy Services Inc. (c)	5	61
Teekay Tankers Ltd.	4	43
Toreador Resources Corp. (e)	7	17
Trico Marine Services Inc. (c) (e)	4	8
Tri-Valley Corp. (c) (e)	7	8
TXCO Resources Inc. (c) (e)	12	6
Union Drilling Inc. (c) (e)	4	15
Uranium Resources Inc. (c) (e)	15	7
USEC Inc. (c) (e)	38	181
VAALCO Energy Inc. (c)	19	101
Venoco Inc. (c)	10	33
Warren Resources Inc. (c) (e)	17	17
Western Refining Inc. (e)	10	125
Westmoreland Coal Co. (c)	3	20
Willbros Group Inc. (c)	13	130
World Fuel Services Corp. (e)	10	313
		8,904
FINANCIALS - 20.7%
1st Source Corp.	5	85
Abington Bancorp Inc.	8	66
Acadia Realty Trust	11	116
Advance America Cash Advance Centers Inc.	13	21
Advanta Corp. - Class B (e)	14	9
Agree Realty Corp.	3	44
Alexander's Inc.	1	109
AMBAC Financial Group Inc. (e)	92	72
AMCORE Financial Inc.	7	11
American Campus Communities Inc.	15	255
American Capital Agency Corp.	4	77
American Equity Investment Life Holding Co. (e)	17	73
American Physicians Capital Inc.	3	137
American Safety Insurance Holdings Ltd. (c)	3	36
Ameris Bancorp	3	16
Amerisafe Inc. (c)	6	93
Ames National Corp.	2	33
Ampal American Israel (c)	6	10
AmTrust Financial Services Inc.	7	71
Anchor BanCorp Wisconsin Inc. (e)	5	7
Anthracite Capital Inc. (e)	19	6
Anworth Mortgage Asset Corp.	32	195
Apollo Investment Corp. (e)	50	175
Arbor Realty Trust Inc. (e)	4	3
Ares Capital Corp. (e)	32	157
Argo Group International Holdings Ltd. (c)	10	310

Arrow Financial Corp.	3	64
Ashford Hospitality Trust Inc. (e)	31	47
Aspen Insurance Holdings Ltd.	29	656
Asset Acceptance Capital Corp. (c) (e)	5	25
Associated Estates Realty Corp.	6	33
Assured Guaranty Ltd.	18	122
Avatar Holdings Inc. (c)	2	31
Baldwin & Lyons Inc. - Class B	4	71
BancFirst Corp.	2	85
Banco Latinoamericano de Exportaciones SA	9	82
BancTrust Financial Group Inc. (e)	8	52
Bank Mutual Corp.	16	141
Bank of the Ozarks Inc. (e)	4	91
BankFinancial Corp.	6	62
Banner Corp. (e)	6	17
Beneficial Mutual Bancorp Inc. (c)	10	98
Berkshire Hills Bancorp Inc.	4	89
BGC Partners Inc.	15	32
BioMed Realty Trust Inc.	28	191
BlackRock Kelso Capital Corp. (e)	4	16
Boston Private Financial Holdings Inc. (e)	19	67
Broadpoint Securities Group Inc. (c)	12	38
Brookline Bancorp Inc.	20	189
Brooklyn Federal BanCorp Inc.	1	11
Bryn Mawr Bank Corp.	2	34
Calamos Asset Management Inc.	8	39
Camden National Corp.	2	52
Capital City Bank Group Inc. (e)	4	43
Capital Southwest Corp. (e)	1	77
Capital Trust Inc. - Class A	5	5
Capitol Bancorp Ltd. (e)	5	21
CapLease Inc. (e)	15	29
Capstead Mortgage Corp.	21	225
Cardinal Financial Corp.	7	41
Cardtronics Inc. (c) (e)	3	6
Care Investment Trust Inc.	4	22
Cascade Bancorp (e)	7	12
Cash America International Inc.	10	162
Cathay General Bancorp (e)	17	181
Cedar Shopping Centers Inc. (e)	13	22
CenterState Banks of Florida Inc. (e)	3	30
Central Pacific Financial Corp.	9	52
CFS Bancorp Inc.	1	5
Chemical Financial Corp. (e)	8	160
Chimera Investment Corp.	46	153
Citizens & Northern Corp. (e)	3	49
Citizens Inc. (c)	12	90
Citizens Republic Bancorp Inc. (c)	41	63
City Bank (e)	5	16
City Holdings Co.	6	152
Clifton Savings Bancorp Inc.	5	48

CNA Surety Corp. (c)	6	104
CoBiz Financial Inc. (e)	6	29
Cogdell Spencer Inc.	4	22
Cohen & Steers Inc. (e)	6	62
Colonial BancGroup Inc. (e)	65	58
Colonial Properties Trust (e)	16	61
Colony Bankcorp Inc. (e)	1	6
Columbia Banking System Inc.	5	34
Community Bank System Inc.	12	193
Community Trust Bancorp Inc.	5	128
Compass Diversified Holdings LLC	8	70
CompuCredit Corp. (c) (e)	5	13
Consolidated-Tomoka Land Co. (e)	2	53
Corporate Office Properties Trust SBI MD	14	358
Corus Bankshares Inc. (c) (e)	10	3
Cousins Properties Inc. (e)	14	91
Crawford & Co. - Class B (c) (e)	8	53
Credit Acceptance Corp. (c) (e)	1	32
CVB Financial Corp. (e)	22	146
Danvers BanCorp Inc.	6	85
DCT Industrial Trust Inc.	59	187
Delphi Financial Group Inc.	15	196
Diamond Hill Investment Group Inc. (c)	1	31
DiamondRock Hospitality Co. (e)	31	124
Dime Community Bancshares Inc.	8	72
Dollar Financial Corp. (c) (e)	8	79
Donegal Group Inc.	5	80
Doral Financial Corp. (c) (e)	2	3
DuPont Fabros Technology Inc.	6	38
East West Bancorp Inc. (e)	21	97
EastGroup Properties Inc.	8	237
Education Realty Trust Inc. (e)	11	37
eHealth Inc. (c)	8	130
EMC Insurance Group Inc.	2	34
Employer Holdings Inc.	17	167
Encore Bancshares Inc. (c)	3	23
Encore Capital Group Inc. (c) (e)	5	21
Enstar Group Ltd. (c)	2	101
Enterprise Financial Services Corp. (e)	3	29
Entertainment Properties Trust (e)	12	182
Epoch Holding Corp.	2	15
Equity Lifestyle Properties Inc.	7	268
Equity One Inc. (e)	11	131
ESSA BanCorp Inc.	5	67
EuroBancshares Inc. (c)	2	1
Evercore Partners Inc. - Class A (e)	4	66
Extra Space Storage Inc.	30	167
EZCORP Inc. - Class A (c)	15	173
Farmers Capital Bank Corp.	2	29
FBL Financial Group Inc. - Class A	5	19

FBR Capital Markets Corp. (c)	11	38
FCStone Group Inc. (c) (e)	8	19
Federal Agricultural Mortgage Corp. - Class C	3	8
FelCor Lodging Trust Inc.	22	30
Fifth Street Finance Corp.	3	24
Financial Federal Corp.	9	186
Financial Institutions Inc.	3	25
First Acceptance Corp. (c)	9	22
First Bancorp Inc.	7	92
First Bancorp Inc. (e)	23	97
First Busey Corp. (e)	8	64
First Cash Financial Services Inc. (c)	7	100
First Commonwealth Financial Corp. (e)	29	261
First Community Bancshares Inc.	3	35
First Financial Bancorp	12	115
First Financial Bankshares Inc. (e)	7	345
First Financial Corp.	4	135
First Financial Holdings Inc.	4	30
First Financial Northwest Inc.	7	57
First Industrial Realty Trust Inc. (e)	14	35
First Marblehead Corp. (c) (e)	21	27
First Merchants Corp.	7	78
First Mercury Financial Corp. (c)	6	92
First Midwest Bancorp Inc.	16	139
First Niagara Financial Group Inc.	41	444
First Place Financial Corp.	5	18
First Potomac Realty Trust	9	69
First South Bancorp Inc. (e)	2	22
FirstMerit Corp.	28	506
Flagstar Bancorp Inc. (c) (e)	17	13
Flagstone Reinsurance Holdings Ltd.	10	77
Flushing Financial Corp.	7	44
FNB Corp. (e)	29	219
Forestar Group Inc. (c) (e)	12	89
Fox Chase Bancorp Inc. (c)	2	17
FPIC Insurance Group Inc. (c)	3	97
Franklin Street Properties Corp.	20	241
Friedman Billings Ramsey Group Inc. - Class A (c)	44	9
Frontier Financial Corp. (e)	14	15
FX Real Estate and Entertainment Inc. (c)	2	-
GAMCO Investors Inc. (e)	3	83
German American Bancorp Inc.	2	19
Getty Realty Corp.	6	103
GFI Group Inc. (e)	23	73
Glacier Bancorp Inc. (e)	21	329
Gladstone Capital Corp. (e)	6	38
Gladstone Investment Corp.	7	25
Glimcher Realty Trust	16	22
Gramercy Capital Corp. (e)	12	12
Green Bankshares Inc. (e)	4	39

Greenhill & Co. Inc. (e)	6	439
Greenlight Capital Re Ltd. (c)	10	159
Grubb & Ellis Co.	12	8
Guaranty Bancorp (c)	14	25
Guaranty Financial Group Inc. (c) (e)	21	22
Hallmark Financial Services Inc. (c)	2	13
Hancock Holding Co. (e)	9	278
Hanmi Financial Corp. (e)	11	14
Harleysville Group Inc.	4	139
Harleysville National Corp.	14	85
Harris & Harris Group Inc. (c) (e)	7	26
Hatteras Financial Corp.	5	120
Healthcare Realty Trust Inc.	20	303
Heartland Financial USA Inc. (e)	4	53
Hercules Technology Growth Capital Inc. (e)	11	55
Heritage Commerce Corp.	4	21
Hersha Hospitality Trust	16	30
Highwoods Properties Inc.	22	467
Hilltop Holdings Inc. (c)	14	165
Home Bancshares Inc. (e)	5	91
Home Federal Bancorp Inc.	2	17
Home Properties Inc. (e)	11	333
Horace Mann Educators Corp.	13	112
IberiaBank Corp.	6	256
Independence Holding Co.	1	7
Independent Bank Corp.	5	77
Infinity Property & Casualty Corp.	5	174
Inland Real Estate Corp. (e)	19	132
Integra Bank Corp.	5	10
Interactive Brokers Group Inc. (c)	14	229
International Assets Holding Corp. (c) (e)	1	13
International Bancshares Corp. (e)	17	132
Investors Bancorp Inc. (c)	15	125
Investors Real Estate Trust	19	190
IPC Holdings Ltd.	16	434
JER Investors Trust Inc. (e)	2	1
Kansas City Life Insurance Co.	2	77
Kayne Anderson Energy Development Co.	4	41
KBW Inc. (c) (e)	8	170
Kearny Financial Corp.	6	61
Kite Realty Group Trust	9	22
Knight Capital Group Inc. (c)	32	475
Kohlberg Capital Corp. (e)	5	16
LaBranche & Co. Inc. (c)	17	62
Ladenburg Thalmann Financial Services Inc. (c) (e)	28	15
Lakeland Bancorp Inc.	7	54
Lakeland Financial Corp.	4	80
LaSalle Hotel Properties (e)	14	80
Lexington Realty Trust	26	62
Life Partners Holdings Inc.	3	56

LTC Properties Inc.	7	129
Macatawa Bank Corp. (e)	-	-
Maguire Properties Inc. (c) (e)	11	8
Maiden Holdings Ltd.	22	98
MainSource Financial Group Inc.	7	52
MarketAxess Holdings Inc. (c)	10	77
Maui Land & Pineapple Co. Inc. (c) (e)	1	10
Max Capital Group Ltd.	19	326
MB Financial Inc. (e)	12	168
MCG Capital Corp.	21	27
Meadowbrook Insurance Group Inc.	19	115
Medallion Financial Corp.	4	33
Medical Properties Trust Inc. (e)	26	96
Meridian Interstate BanCorp Inc. (c)	4	36
Meruelo Maddux Properties Inc. (c)	21	2
MFA Financial Inc.	76	447
Mid-America Apartment Communities Inc. (e)	10	300
Midwest Banc Holdings Inc. (e)	6	6
Mission West Properties Inc.	9	54
Monmouth Real Estate Investment Corp.	6	39
Montpelier Re Holdings Ltd.	32	415
MVC Capital Inc.	8	66
Nara Bancorp Inc.	7	22
NASB Financial Inc.	2	48
National Financial Partners Corp. (e)	13	42
National Health Investors Inc.	7	191
National Interstate Corp.	3	48
National Penn Bancshares Inc. (e)	28	229
National Retail Properties Inc. (e)	27	426
National Western Life Insurance Co.	1	76
Navigators Group Inc. (c)	4	202
NBT Bancorp Inc. (e)	11	242
Nelnet Inc. - Class A (c)	8	70
NewAlliance Bancshares Inc.	37	439
Newcastle Investment Corp. (e)	15	10
NewStar Financial Inc. (c)	7	17
NGP Capital Resources Co.	7	36
Northfield Bancorp Inc. (e)	6	61
NorthStar Realty Finance Corp. (e)	24	56
Northwest Bancorp Inc. (e)	6	98
NYMAGIC Inc. (e)	2	22
OceanFirst Financial Corp.	3	27
Ocwen Financial Corp. (c)	11	131
Odyssey Re Holdings Corp.	8	287
Old National Bancorp (e)	23	257
Old Second Bancorp Inc. (e)	5	29
Omega Healthcare Investors Inc.	28	396
One Liberty Properties Inc.	2	8
optionsXpress Holdings Inc.	13	153
Oriental Financial Group	10	47

Oritani Financial Corp. (c) (e)	4	54
Pacific Capital Bancorp (e)	15	100
Pacific Continental Corp.	3	37
PacWest Bancorp (e)	8	113
Park National Corp. (e)	4	206
Parkway Properties Inc.	5	53
Patriot Capital Funding Inc.	5	9
Peapack Gladstone Financial Corp. (e)	2	45
PennantPark Investment Corp.	6	21
Pennsylvania Commerce Bancorp Inc. (c) (e)	2	28
Pennsylvania Real Estate Investment Trust (e)	11	41
Penson Worldwide Inc. (c)	5	32
Peoples Bancorp Inc.	3	39
PHH Corp. (c) (e)	18	258
Phoenix Cos. Inc.	36	42
Pico Holdings Inc. (c)	5	165
Pinnacle Financial Partners Inc. (c) (e)	8	191
Piper Jaffray Cos. (c)	6	154
Platinum Underwriters Holdings Ltd.	17	476
PMA Capital Corp. (c)	15	62
PMI Group Inc. (e)	24	15
Portfolio Recovery Associates Inc. (c) (e)	5	138
Post Properties Inc.	15	154
Potlatch Corp.	14	315
PremierWest Bancorp (e)	6	24
Presidential Life Corp.	10	74
Primus Guaranty Ltd. (c) (e)	12	18
PrivateBancorp Inc. (e)	7	99
ProAssurance Corp. (c)	11	512
Prospect Capital Corp.	10	86
Prosperity Bancshares Inc.	14	370
Provident Bankshares Corp. (e)	11	76
Provident Financial Holdings Inc. (e)	1	5
Provident Financial Services Inc.	20	215
Provident New York Bancorp	14	117
PS Business Parks Inc.	5	179
Pzena Investment Management Inc. (e)	2	3
Radian Group Inc.	28	52
RAIT Financial Trust (e)	21	26
Ramco-Gershenson Properties Trust	5	33
Realty Income Corp. (e)	35	652
Redwood Trust Inc.	21	315
Renasant Corp. (e)	7	85
Republic Bancorp Inc. - Class A (e)	3	57
Resource America Inc. - Class A	4	14
Resource Capital Corp.	8	24
RiskMetrics Group Inc. (c) (e)	7	101
RLI Corp. (e)	6	322
Rockville Financial Inc.	4	35
Roma Financial Corp.	4	55

S&T Bancorp Inc. (e)	8	168
Safety Insurance Group Inc.	5	161
Sanders Morris Harris Group Inc.	6	23
Sandy Spring Bancorp Inc. (e)	6	62
Santander BanCorp (e)	2	18
Saul Centers Inc.	3	74
SCBT Financial Corp. (e)	4	76
SeaBright Insurance Holdings Inc. (c)	7	76
Seacoast Banking Corp. of Florida (e)	5	15
Selective Insurance Group	18	225
Senior Housing Properties Trust	39	550
Shore Bancshares Inc.	3	42
Sierra Bancorp (e)	2	20
Signature Bank (c)	12	343
Simmons First National Corp. - Class A	5	113
Smithtown Bancorp Inc. (e)	3	33
South Financial Group Inc. (e)	25	28
Southern Community Financial Corp.	2	8
Southside Bancshares Inc.	4	67
Southwest Bancorp Inc.	5	45
Sovran Self Storage Inc.	7	146
State Auto Financial Corp.	5	81
State Bancorp. Inc.	4	33
StellarOne Corp.	7	87
Sterling Bancorp - NYS	6	63
Sterling Bancshares Inc.	25	165
Sterling Financial Corp. / WA (e)	17	35
Stewart Information Services Corp.	6	112
Stifel Financial Corp. (c)	9	382
Strategic Hotels & Resorts Inc. (e)	24	17
Stratus Properties Inc. (c)	2	10
Suffolk Bancorp (e)	3	85
Summit Financial Group Inc. (e)	-	2
Sun Bancorp Inc. (c)	6	31
Sun Communities Inc.	5	64
Sunstone Hotel Investors Inc. (e)	17	44
Susquehanna Bancshares Inc. (e)	30	277
SVB Financial Group (c) (e)	10	200
SWS Group Inc.	8	123
SY Bancorp Inc. (e)	4	106
Tanger Factory Outlet Centers Inc.	11	335
Tejon Ranch Co. (c) (e)	4	76
Teton Advisors Inc. (f)	-	-
Texas Capital Bancshares Inc. (c)	10	108
thinkorswim Group Inc. (c)	17	147
Thomas Properties Group Inc.	7	8
Thomas Weisel Partners Group Inc. (c)	8	30
Tompkins Financial Corp. (e)	2	85
Tower Group Inc.	12	298
TowneBank (e)	7	108

TradeStation Group Inc. (c) (e)	14	94
Trico Bancshares	5	76
TrustCo Bank Corp. (e)	27	163
Trustmark Corp. (e)	17	314
U.S. Global Investors Inc. (e)	3	16
UCBH Holdings Inc. (e)	36	54
UMB Financial Corp.	11	454
Umpqua Holdings Corp. (e)	21	192
Union Bankshares Corp. (e)	4	61
United America Indemnity Ltd. (c)	7	26
United Bankshares Inc. (e)	13	217
United Community Banks Inc. (e)	13	55
United Community Financial Corp.	7	8
United Financial Bancorp Inc.	6	79
United Fire & Casualty Co.	7	163
United Security Bancshares / AL (e)	1	15
United Security Bancshares / CA (e)	3	19
Universal Health Realty Income Trust	4	119
Univest Corp. of Pennsylvania	4	69
Urstadt Biddle Properties Inc. - Class A	7	90
U-Store-It Trust	23	47
Validus Holdings Ltd.	22	523
ViewPoint Financial Group	3	39
Virginia Commerce Bancorp (c)	-	-
Virtus Investment Partners Inc. (c)	2	12
W Holding Co. Inc. (e)	1	6
Washington Real Estate Investment Trust (e)	18	311
Washington Trust Bancorp Inc. (e)	4	68
Waterstone Financial Inc. (c) (e)	3	7
WesBanco Inc. (e)	9	206
West Bancorp Inc.	5	39
West Coast Bancorp	4	10
WestAmerica Bancorp (e)	10	455
Western Alliance Bancorp (c) (e)	8	34
Westfield Financial Inc.	10	90
Westwood Holdings Group Inc.	2	62
Wilshire Bancorp Inc.	7	34
Winthrop Realty Trust (e)	4	27
Wintrust Financial Corp. (e)	8	94
World Acceptance Corp. (c) (e)	6	96
WSFS Financial Corp.	2	45
Yadkin Valley Financial Corp. (e)	3	25
Zenith National Insurance Corp.	13	308
		44,092
HEALTH CARE - 15.7%
Abaxis Inc. (c) (e)	7	122
Abiomed Inc. (c)	11	53
Acadia Pharmaceuticals Inc. (c)	8	8
Accelrys Inc. (c)	8	32
Accuray Inc. (c) (e)	16	81

Acorda Therapeutics Inc. (c)	13	253
Acura Pharmaceuticals Inc. (c) (e)	2	16
Adolor Corp. (c)	14	28
Affymax Inc. (c) (e)	3	50
Affymetrix Inc. (c)	23	76
Air Methods Corp. (c) (e)	5	80
Akorn Inc. (c) (e)	17	15
Albany Molecular Research Inc. (c)	8	76
Alexion Pharmaceuticals Inc. (c) (e)	28	1,047
Alexza Pharmaceuticals Inc. (c)	6	13
Align Technology Inc. (c) (e)	20	161
Alkermes Inc. (c) (e)	33	399
Alliance HealthCare Services Inc. (c)	8	51
Allos Therapeutics Inc. (c)	17	107
Allscripts-Misys Healthcare Solutions Inc.	50	515
Almost Family Inc. (c) (e)	3	52
Alnylam Pharmaceuticals Inc. (c) (e)	12	225
Alphatec Holdings Inc. (c)	7	13
AMAG Pharmaceuticals Inc. (c) (e)	5	199
Amedisys Inc. (c) (e)	9	251
America Service Group Inc. (c)	2	22
American Medical Systems Holdings Inc. (c)	24	273
AMERIGROUP Corp. (c)	18	506
Amicus Therapeutics Inc. (c) (e)	2	17
AMN Healthcare Services Inc. (c)	11	57
Amsurg Corp. (c)	11	167
Analogic Corp.	4	139
AngioDynamics Inc. (c)	8	89
Ardea Biosciences Inc. (c) (e)	3	33
Arena Pharmaceuticals Inc. (c)	24	72
Ariad Pharmaceuticals Inc. (c)	21	25
ArQule Inc. (c) (e)	12	50
Array BioPharma Inc. (c)	21	54
Assisted Living Concepts Inc. (c)	5	64
Athenahealth Inc. (c) (e)	7	165
Atrion Corp.	-	40
Auxilium Pharmaceuticals Inc. (c)	14	392
Biodel Inc. (c) (e)	3	17
BioForm Medical Inc. (c) (e)	7	8
BioMimetic Therapeutics Inc. (c)	4	28
Bio-Rad Laboratories Inc. - Class A (c)	7	428
Bio-Reference Labs Inc. (c) (e)	4	82
BMP Sunstone Corp. (c) (e)	7	24
Bruker Corp. (c)	15	94
Cadence Pharmaceuticals Inc. (c)	6	56
Caliper Life Sciences Inc. (c)	14	14
Cambrex Corp. (c)	10	24
Cantel Medical Corp. (c)	5	71
Capital Senior Living Corp. (c) (e)	7	16
Caraco Pharmaceutical Laboratories Ltd. (c)	5	18

Cardiac Science Corp. (c)	6	17
CardioNet Inc. (c)	2	59
Catalyst Health Solutions Inc. (c)	11	217
Celera Corp. (c)	28	214
Cell Genesys Inc. (c) (e)	26	7
Celldex Therapeutics Inc. (c) (e)	4	29
Centene Corp. (c)	15	270
Cepheid Inc. (c)	19	131
Chemed Corp.	8	300
Chindex International Inc. (c)	3	16
Clinical Data Inc. (c) (e)	3	33
Columbia Laboratories Inc. (c)	14	20
Computer Programs & Systems Inc.	3	107
Conceptus Inc. (c) (e)	10	113
Conmed Corp. (c)	10	138
Corvel Corp. (c)	2	44
Cougar Biotechnology Inc. (c) (e)	5	158
Cross Country Healthcare Inc. (c) (e)	10	66
CryoLife Inc. (c)	9	47
Cubist Pharmaceuticals Inc. (c) (e)	19	317
CV Therapeutics Inc. (c)	20	400
Cyberonics Inc. (c)	8	101
Cynosure Inc. (c)	3	17
Cypress Bioscience Inc. (c)	13	93
Cytokinetics Inc. (c)	10	18
Cytori Therapeutics Inc. (c) (e)	6	10
Dendreon Corp. (c) (e)	30	127
DepoMed Inc. (c)	14	34
DexCom Inc. (c) (e)	8	32
Dionex Corp. (c)	6	299
Discovery Laboratories Inc. (c) (e)	29	36
Durect Corp. (c)	26	59
Dyax Corp. (c)	17	42
Eclipsys Corp. (c) (e)	19	189
Emergency Medical Services Corp. (c) (e)	3	95
Emergent BioSolutions Inc. (c)	6	85
Emeritus Corp. (c) (e)	9	59
Ensign Group Inc.	4	58
Enzo Biochem Inc. (c)	10	42
Enzon Pharmaceuticals Inc. (c) (e)	15	94
eResearch Technology Inc. (c)	15	79
ev3 Inc. (c)	22	157
ExacTech Inc. (c)	2	24
Exelixis Inc. (c) (e)	34	158
Facet Biotech Corp. (c)	10	99
Five Star Quality Care Inc. (c)	9	10
Genomic Health Inc. (c) (e)	5	116
Genoptix Inc. (c)	3	75
Gentiva Health Services Inc. (c)	8	129
Geron Corp. (c) (e)	25	114

Greatbatch Inc. (c) (e)	7	144
GTx Inc. (c) (e)	6	63
Haemonetics Corp. (c)	9	486
Halozyme Therapeutics Inc. (c) (e)	20	110
Hanger Orthopedic Group Inc. (c)	11	140
Hansen Medical Inc. (c) (e)	6	26
HealthSouth Corp. (c) (e)	30	270
HealthSpring Inc. (c)	16	137
Healthways Inc. (c)	12	101
HMS Holdings Corp. (c)	9	284
Human Genome Sciences Inc. (c)	44	37
ICU Medical Inc. (c)	4	121
Idenix Pharmaceuticals Inc. (c) (e)	8	24
Idera Pharmaceuticals Inc. (c) (e)	6	40
I-Flow Corp. (c)	7	27
Immucor Inc. (c)	24	603
Immunogen Inc. (c)	17	119
Immunomedics Inc. (c)	19	19
Incyte Corp. (c)	25	59
Inspire Pharmaceuticals Inc. (c)	13	51
Insulet Corp. (c) (e)	7	28
Integra LifeSciences Holdings Corp. (c) (e)	6	140
InterMune Inc. (c) (e)	10	170
Invacare Corp.	11	174
inVentiv Health Inc. (c)	11	87
IPC The Hospitalist Co. Inc. (c)	2	44
IRIS International Inc. (c)	6	73
Isis Pharmaceuticals Inc. (c) (e)	31	465
Javelin Pharmaceuticals Inc. (c) (e)	22	31
Jazz Pharmaceuticals Inc. (c) (e)	2	2
Kendle International Inc. (c) (e)	4	93
Kensey Nash Corp. (c)	3	59
Kindred Healthcare Inc. (c)	9	131
KV Pharmaceutical Co. - Class A (c) (e)	11	18
Landauer Inc.	3	168
Lannett Co. Inc. (c)	1	4
Lexicon Pharmaceuticals Inc. (c)	24	26
LHC Group Inc. (c)	5	104
Life Sciences Research Inc. (c)	3	19
Ligand Pharmaceuticals Inc. - Class B (c)	25	75
Luminex Corp. (c)	14	258
Magellan Health Services Inc. (c)	13	488
MannKind Corp. (c) (e)	15	53
MAP Pharmaceuticals Inc. (c)	2	5
Marshall Edwards Inc. (c)	6	2
Martek Biosciences Corp.	11	208
Masimo Corp. (c)	16	458
Maxygen Inc. (c)	11	77
Medarex Inc. (c)	45	229
MedAssets Inc. (c)	6	85

MedCath Corp. (c)	7	50
Medical Action Industries Inc. (c)	5	39
Medicines Co. (c)	18	199
Medicis Pharmaceutical Corp.	19	236
Medivation Inc. (c) (e)	8	152
Meridian Bioscience Inc.	14	252
Merit Medical Systems Inc. (c)	9	110
Metabolix Inc. (c) (e)	8	56
Micrus Endovascular Corp. (c)	5	32
MiddleBrook Pharmaceuticals Inc. (c) (e)	11	15
Molecular Insight Pharmaceuticals Inc. (c) (e)	5	16
Molina Healthcare Inc. (c) (e)	5	91
Momenta Pharmaceuticals Inc. (c) (e)	9	97
MWI Veterinary Supply Inc. (c)	3	96
Myriad Genetics Inc. (c)	30	1,386
Nabi Biopharmaceuticals (c) (e)	17	63
Nanosphere Inc. (c) (e)	4	19
National Healthcare Corp.	3	111
National Research Corp.	1	13
Natus Medical Inc. (c) (e)	9	75
Nektar Therapeutics (c)	30	162
Neogen Corp. (c)	5	107
Neurocrine Biosciences Inc. (c)	13	46
Nighthawk Radiology Holdings Inc. (c)	10	26
Novavax Inc. (c) (e)	16	16
Noven Pharmaceuticals Inc. (c) (e)	8	79
NPS Pharmaceuticals Inc. (c)	15	65
NuVasive Inc. (c) (e)	12	383
NxStage Medical Inc. (c) (e)	10	25
Obagi Medical Products Inc. (c)	5	28
Odyssey HealthCare Inc. (c)	11	103
Omnicell Inc. (c)	10	82
Onyx Pharmaceuticals Inc. (c)	19	543
Opko Health Inc. (c) (e)	14	14
Optimer Pharmaceuticals Inc. (c) (e)	8	111
OraSure Technologies Inc. (c)	14	34
Orchid Cellmark Inc. (c) (e)	4	3
Orexigen Therapeutics Inc. (c) (e)	6	15
Orthofix International NV (c)	6	109
Orthologic Corp. (c)	6	3
Orthovita Inc. (c)	20	53
OSI Pharmaceuticals Inc. (c) (e)	20	749
Osiris Therapeutics Inc. (c) (e)	5	69
Owens & Minor Inc.	14	467
Pain Therapeutics Inc. (c) (e)	11	47
Palomar Medical Technologies Inc. (c)	6	41
Par Pharmaceutical Cos. Inc. (c)	11	107
Parexel International Corp. (c)	19	189
PDL BioPharma Inc.	40	282
Pharmasset Inc. (c)	5	54

PharMerica Corp. (c)	10	172
Phase Forward Inc. (c)	14	185
Pozen Inc. (c) (e)	8	47
Progenics Pharmaceuticals Inc. (c) (e)	9	57
Protalix BioTherapeutics Inc. (c)	3	6
Providence Services Corp. (c)	4	25
PSS World Medical Inc. (c) (e)	21	306
Psychiatric Solutions Inc. (c) (e)	19	300
Questcor Pharmaceuticals Inc. (c)	18	87
Quidel Corp. (c)	10	90
RadNet Inc. (c) (e)	6	8
Regeneron Pharmaceuticals Inc. (c)	21	296
RehabCare Group Inc. (c)	6	109
Repligen Corp. (c)	9	44
Res-Care Inc. (c) (e)	8	118
Rexahn Pharmaceuticals Inc. (c) (e)	9	6
Rigel Pharmaceuticals Inc. (c) (e)	12	73
RTI Biologics Inc. (c)	23	66
Salix Pharmaceuticals Ltd. (c)	17	159
Sangamo Biosciences Inc. (c) (e)	11	46
Savient Pharmaceuticals Inc. (c)	19	92
Seattle Genetics Inc. (c)	20	194
Sequenom Inc. (c) (e)	21	297
Sirona Dental Systems Inc. (c) (e)	5	72
Skilled Healthcare Group Inc. (c)	7	54
Somanetics Corp. (c)	4	58
SonoSite Inc. (c)	5	98
Spectranetics Corp. (c)	9	22
Stereotaxis Inc. (c) (e)	8	31
STERIS Corp.	20	468
Sucampo Pharmaceuticals Inc. (c)	3	17
Sun Healthcare Group Inc. (c)	15	123
Sunrise Senior Living Inc. (c)	13	9
SurModics Inc. (c) (e)	5	92
Symmetry Medical Inc. (c)	12	77
Synovis Life Technologies Inc. (c)	4	59
Synta Pharmaceuticals Corp. (c) (e)	5	11
Targacept Inc. (c)	7	20
Theravance Inc. (c) (e)	18	299
Thoratec Corp. (c) (e)	19	480
TomoTherapy Inc. (c)	11	30
TranS1 Inc. (c) (e)	3	20
Triple-S Management Corp. (c)	6	78
United Therapeutics Corp. (c) (e)	8	510
Universal American Corp. (c)	13	109
US Physical Therapy Inc. (c)	4	34
Valeant Pharmaceutical International (c) (e)	22	389
Varian Inc. (c)	10	243
ViroPharma Inc. (c)	26	137
Virtual Radiologic Corp. (c) (e)	2	15

Vision-Sciences Inc. (c) (e)	5	6
Vital Images Inc. (c)	5	58
Vivus Inc. (c)	22	95
Vnus Medical Technologies Inc. (c)	5	98
Volcano Corp. (c)	16	240
West Pharmaceutical Services Inc.	11	365
Wright Medical Group Inc. (c)	12	156
XenoPort Inc. (c) (e)	9	173
XOMA Ltd. (c)	38	20
Zoll Medical Corp. (c)	7	101
ZymoGenetics Inc. (c)	11	42
		33,569
INDUSTRIALS - 15.3%
3D Systems Corp. (c)	5	35
AAON Inc.	4	78
AAR Corp. (c) (e)	13	162
ABM Industries Inc. (e)	15	238
ACCO Brands Corp. (c)	19	19
Aceto Corp.	8	50
Actuant Corp. - Class A	19	196
Acuity Brands Inc. (e)	14	315
Administaff Inc.	7	149
Advanced Battery Technologies Inc. (c) (e)	12	26
Advisory Board Co. (c)	6	93
AeroVironment Inc. (c) (e)	3	70
Aircastle Ltd.	15	72
AirTran Holdings Inc. (c) (e)	42	189
Akeena Solar Inc. (c) (e)	6	7
Alamo Group Inc.	2	20
Alaska Air Group Inc. (c)	12	213
Albany International Corp.	10	87
Allegiant Travel Co. (c) (e)	4	200
Altra Holdings Inc. (c)	9	35
AMERCO Inc. (c)	3	105
American Commercial Lines Inc. (c)	11	34
American Ecology Corp.	5	75
American Railcar Industries Inc. (e)	3	26
American Reprographics Co. (c)	12	42
American Science & Engineering Inc.	3	173
American Superconductor Corp. (c) (e)	15	253
American Woodmark Corp. (e)	3	60
Ameron International Corp.	3	172
Ampco-Pittsburgh Corp.	3	40
Amrep Corp. (c) (e)	1	8
AO Smith Corp.	6	163
Apogee Enterprises Inc.	10	106
Applied Industrial Technologies Inc.	14	241
Applied Signal Technology Inc.	4	88
Argon ST Inc. (c)	5	85

Arkansas Best Corp.	7	140
Ascent Solar Technologies Inc. (c) (e)	2	9
Astec Industries Inc. (c) (e)	6	150
ATC Technology Corp. (c)	7	77
Atlas Air Worldwide Holdings Inc. (c)	5	79
Axsys Technologies Inc. (c)	3	119
AZZ Inc. (c)	4	105
Badger Meter Inc. (e)	5	138
Baldor Electric Co. (e)	16	225
Barnes Group Inc. (e)	16	175
Basin Water Inc. (c) (e)	1	1
Beacon Power Corp. (c) (e)	26	12
Beacon Roofing Supply Inc. (c) (e)	14	189
Belden Inc.	16	202
Blount International Inc. (c) (e)	13	58
Bowne & Co. Inc.	9	29
Brady Corp. - Class A (e)	17	305
Briggs & Stratton Corp. (e)	17	282
Builders FirstSource Inc. (c) (e)	4	8
CAI International Inc. (c)	2	6
Capstone Turbine Corp. (c) (e)	51	36
Cascade Corp. (e)	3	56
Casella Waste Systems Inc. (c)	7	11
CBIZ Inc. (c)	15	102
CDI Corp.	5	52
Celadon Group Inc. (c) (e)	10	56
Cenveo Inc. (c) (e)	15	48
Ceradyne Inc. (c)	9	170
Chart Industries Inc. (c)	10	77
China Architectural Engineering Inc. (c)	5	5
China BAK Battery Inc. (c) (e)	9	15
China Direct Inc. (c) (e)	2	3
China Fire & Security Group Inc. (c) (e)	6	49
CIRCOR International Inc.	6	130
Clarcor Inc. (e)	17	436
Clean Harbors Inc. (c)	7	326
Coleman Cable Inc. (c)	3	5
Colfax Corp. (c)	10	67
Columbus Mckinnon Corp. (c)	6	56
Comfort Systems USA Inc.	14	143
Commercial Vehicle Group Inc. (c)	6	4
COMSYS IT Partners Inc. (c)	6	14
Consolidated Graphics Inc. (c)	4	55
Cornell Cos. Inc. (c)	5	80
CoStar Group Inc. (c) (e)	7	199
Courier Corp.	3	52
Covenant Transportation Group Inc. (c)	1	3
CRA International Inc. (c)	4	70
Cubic Corp.	5	130
Curtiss-Wright Corp.	15	431
Deluxe Corp.	17	168

Dollar Thrifty Automotive Group Inc. (c) (e)	6	6
Ducommun Inc.	4	53
Duff & Phelps Corp. - Class A (c)	4	59
DXP Enterprises Inc. (c)	3	29
Dycom Industries Inc. (c) (e)	13	76
Dynamex Inc. (c)	3	38
Dynamic Materials Corp. (e)	4	39
DynCorp International Inc. (c)	8	109
Eagle Bulk Shipping Inc. (e)	15	62
EMCOR Group Inc. (c)	23	400
Encore Wire Corp. (e)	6	135
Ener1 Inc. (c) (e)	14	71
Energy Conversion Devices Inc. (c) (e)	16	207
Energy Recovery Inc. (c) (e)	7	52
EnergySolutions Inc.	12	102
EnerNOC Inc. (c) (e)	3	42
EnerSys (c)	9	105
Ennis Inc.	9	78
EnPro Industries Inc. (c) (e)	7	112
ESCO Technologies Inc. (c)	9	336
Esterline Technologies Corp. (c)	10	197
Evergreen Solar Inc. (c) (e)	49	104
Exponent Inc. (c)	5	119
Federal Signal Corp.	16	83
First Advantage Corp. - Class A (c)	3	42
Flanders Corp. (c)	5	19
Flow International Corp. (c)	11	18
Force Protection Inc. (c) (e)	22	106
Forward Air Corp. (e)	10	167
Franklin Electric Co. Inc. (e)	8	178
FreightCar America Inc.	5	91
Fuel Tech Inc. (c) (e)	6	64
FuelCell Energy Inc. (c)	22	54
Furmanite Corp. (c)	12	38
Fushi Copperweld Inc. (c)	4	21
G&K Services Inc. - Class A	6	120
Genco Shipping & Trading Ltd. (e)	8	98
GenCorp Inc. (c)	19	40
Genesee & Wyoming Inc. - Class A (c)	10	209
Geo Group Inc. (c)	18	235
GeoEye Inc. (c)	6	115
Gibraltar Industries Inc.	9	42
Gorman-Rupp Co.	5	93
GrafTech International Ltd. (c)	41	254
Graham Corp.	3	31
Granite Construction Inc. (e)	11	426
Great Lakes Dredge & Dock Corp.	11	33
Greenbrier Cos. Inc.	8	30
Griffon Corp. (c)	14	105
GT Solar International Inc. (c)	9	62

H&E Equipment Services Inc. (c)	5	30
Harbin Electric Inc. (c) (e)	2	11
Hawaiian Holdings Inc. (c)	19	71
Healthcare Services Group (e)	15	227
Heartland Express Inc.	19	277
Heico Corp. (e)	7	181
Heidrick & Struggles International Inc. (e)	6	99
Herley Industries Inc. (c)	4	48
Herman Miller Inc.	20	210
Hexcel Corp. (c)	32	212
Hill International Inc. (c)	7	21
HNI Corp. (e)	15	158
Horizon Lines Inc. - Class A	14	43
Houston Wire & Cable Co.	6	48
HUB Group Inc. - Class A (c)	13	218
Hudson Highland Group Inc. (c) (e)	7	8
Hurco Cos. Inc. (c)	3	30
Huron Consulting Group Inc. (c) (e)	7	303
ICF International Inc. (c)	2	45
ICT Group Inc. (c)	5	25
II-VI Inc. (c)	8	134
InnerWorkings Inc. (c) (e)	14	58
Insituform Technologies Inc. - Class A (c)	12	191
Insteel Industries Inc.	6	43
Integrated Electrical Services Inc. (c) (e)	4	35
Interface Inc.	17	52
InterLine Brands Inc. (c)	11	90
International Shipholding Corp.	2	35
JetBlue Airways Corp. (c) (e)	57	209
Kadant Inc. (c)	5	55
Kaman Corp. - Class A	8	102
Kaydon Corp. (e)	12	322
Kelly Services Inc. - Class A	9	69
Key Technology Inc. (c)	2	15
Kforce Inc. (c)	10	70
Kimball International Inc. - Class B	11	72
Knight Transportation Inc.	20	299
Knoll Inc.	15	95
Korn/Ferry International (c)	15	134
K-Tron International Inc. (c)	1	63
LaBarge Inc. (c)	6	48
Ladish Co. Inc. (c)	6	42
Lawson Products Inc.	2	26
Layne Christensen Co. (c) (e)	7	106
LB Foster Co. (c)	4	88
LECG Corp. (c)	8	20
Lindsay Corp. (e)	4	109
LMI Aerospace Inc. (c)	3	19
LSI Industries Inc.	6	30
Lydall Inc. (c)	9	25

M&F Worldwide Corp. (c)	5	60
Marten Transport Ltd. (c)	5	93
MasTec Inc. (c)	14	171
McGrath RentCorp	8	126
Medis Technologies Ltd. (c) (e)	7	3
Metalico Inc. (c) (e)	7	12
Met-Pro Corp.	5	44
Michael Baker Corp. (c)	2	62
Microvision Inc. (c) (e)	23	30
Middleby Corp. (c) (e)	6	200
Mine Safety Appliances Co. (e)	10	200
Mobile Mini Inc. (c) (e)	11	130
Moog Inc. - Class A (c)	15	335
MPS Group Inc. (c) (e)	33	198
Mueller Industries Inc.	13	278
Mueller Water Products Inc.	37	124
Multi-Color Corp.	5	57
NACCO Industries Inc. - Class A	2	51
Navigant Consulting Inc. (c)	16	210
NCI Building Systems Inc. (c) (e)	6	14
NN Inc.	5	6
Nordson Corp.	12	329
Northwest Pipe Co. (c)	3	87
Odyssey Marine Exploration Inc. (c) (e)	14	48
Old Dominion Freight Line Inc. (c)	9	209
Omega Flex Inc.	1	15
On Assignment Inc. (c) (e)	11	29
Orbital Sciences Corp. (c)	20	241
Orion Energy Systems Inc. (c)	2	10
Orion Marine Group Inc. (c)	8	102
Otter Tail Corp. (e)	12	269
Pacer International Inc.	12	41
Park-Ohio Holdings Corp. (c)	3	9
Patriot Transportation Holding Inc. (c)	-	29
Perini Corp. (c)	18	216
Pike Electric Corp. (c)	8	70
Plug Power Inc. (c)	24	21
PMFG Inc. (c) (e)	4	30
Polypore International Inc. (c)	5	19
Powell Industries Inc. (c)	2	85
Power-One Inc. (c) (e)	21	19
PowerSecure International Inc. (c) (e)	5	17
Preformed Line Products Co.	1	27
PRG-Schultz International Inc. (c)	4	13
Protection One Inc. (c) (e)	1	4
Quanex Building Products Corp.	12	92
Quixote Corp. (e)	1	4
Raven Industries Inc.	5	108
RBC Bearings Inc. (c)	7	108
Regal-Beloit Corp. (e)	11	339

Republic Airways Holdings Inc. (c)	11	74
Resources Connection Inc. (c) (e)	16	240
Robbins & Myers Inc.	9	143
Rollins Inc.	13	227
RSC Holdings Inc. (c) (e)	16	82
Rush Enterprises Inc. - Class A (c)	12	104
Saia Inc. (c)	4	50
Sauer-Danfoss Inc.	3	8
Schawk Inc. (e)	5	30
School Specialty Inc. (c) (e)	6	108
Seaboard Corp.	-	114
Simpson Manufacturing Co. Inc.	12	222
SkyWest Inc.	20	251
Spherion Corp. (c) (e)	15	32
Standard Parking Corp. (c)	4	59
Standard Register Co. (e)	5	25
Standex International Corp.	4	38
Stanley Inc. (c)	3	74
Sterling Construction Co. Inc. (c) (e)	4	73
Sun Hydraulics Corp. (e)	5	75
Sykes Enterprises Inc. (c)	11	178
Sypris Solutions Inc.	1	1
TAL International Group Inc. (e)	6	47
Taser International Inc. (c)	21	96
TBS International Ltd. (c)	4	31
Team Inc. (c)	6	73
Tecumseh Products Co. (c)	6	27
Teledyne Technologies Inc. (c)	12	325
Tennant Co.	5	50
Tetra Tech Inc. (c)	20	412
Textainer Group Holdings Ltd.	5	31
Thermadyne Holdings Corp. (c)	4	8
Titan International Inc.	11	54
Titan Machinery Inc. (c)	2	20
TransDigm Group Inc. (c) (e)	11	375
Tredegar Corp. (e)	8	127
Trex Co. Inc. (c) (e)	7	54
TriMas Corp. (c)	4	7
Triumph Group Inc.	6	211
TrueBlue Inc. (c)	15	120
Twin Disc Inc.	3	18
UAL Corp. (c) (e)	42	186
Ultralife Batteries Inc. (c) (e)	6	46
Ultrapetrol Ltd. (c)	10	26
United Capital Corp. (c)	1	9
United Stationers Inc. (c) (e)	8	228
Universal Forest Products Inc. (e)	5	144
Universal Truckload Services Inc.	1	21
US Airways Group Inc. (c)	38	96
Valence Technology Inc. (c)	15	32

Viad Corp.	7	99
Vicor Corp. (e)	8	41
Volt Information Sciences Inc. (c)	5	34
VSE Corp.	1	40
Wabash National Corp.	11	13
Wabtec Corp. (e)	17	438
Waste Connections Inc. (c)	27	700
Waste Services Inc. (c)	11	45
Watsco Inc. (e)	8	274
Watson Wyatt Worldwide Inc.	15	721
Watts Water Technologies Inc. (e)	10	201
Werner Enterprises Inc. (e)	14	205
Woodward Governor Co.	19	217
Xerium Technologies Inc. (c)	6	4
YRC Worldwide Inc. (c) (e)	25	113
		32,730
INFORMATION TECHNOLOGY - 18.2%
3Com Corp. (c)	139	429
3PAR Inc. (c)	13	83
ACI Worldwide Inc. (c)	12	216
Acme Packet Inc. (c)	11	68
Actel Corp. (c)	8	83
Actuate Corp. (c)	22	67
Acxiom Corp.	20	147
Adaptec Inc. (c)	40	95
ADTRAN Inc.	19	305
Advanced Analogic Technologies Inc. (c)	14	49
Advanced Energy Industries Inc. (c)	10	78
Advent Software Inc. (c) (e)	5	183
Agilysis Inc.	9	38
Airvana Inc. (c)	7	38
American Software Inc.	7	35
Amkor Technology Inc. (c) (e)	36	95
Anadigics Inc. (c)	19	39
Anaren Inc. (c)	4	48
Anixter International Inc. (c) (e)	10	326
Applied Micro Circuits Corp. (c)	21	103
ArcSight Inc. (c)	3	44
Ariba Inc. (c)	29	251
Arris Group Inc. (c)	41	303
Art Technology Group Inc. (c)	43	111
Aruba Networks Inc. (c) (e)	15	46
AsiaInfo Holdings Inc. (c)	11	191
Asyst Technologies Inc. (c)	13	4
Atheros Communications Inc. (c) (e)	20	290
ATMI Inc. (c) (e)	11	168
AuthenTec Inc. (c)	7	10
Avanex Corp. (c) (e)	4	7
Avid Technology Inc. (c) (e)	10	90

Avocent Corp. (c)	16	191
Axcelis Technologies Inc. (c)	30	12
Bankrate Inc. (c) (e)	4	104
Bel Fuse Inc. - Class B (e)	4	54
Benchmark Electronics Inc. (c) (e)	23	261
BigBand Networks Inc. (c)	15	99
Black Box Corp.	6	142
Blackbaud Inc. (e)	15	177
Blackboard Inc. (c)	10	330
Blue Coat Systems Inc. (c) (e)	10	126
Bookham Inc. (c) (e)	30	13
Bottomline Technologies Inc. (c)	7	43
Brightpoint Inc. (c)	16	69
Brooks Automation Inc. (c)	21	95
Cabot Microelectronics Corp. (c)	8	190
CACI International Inc. - Class A (c)	10	377
Callidus Software Inc. (c)	9	26
Cass Information Systems Inc.	2	67
Cavium Networks Inc. (c) (e)	11	122
Ceva Inc. (c)	9	63
Checkpoint Systems Inc. (c)	13	116
China Information Security Technology Inc. (c) (e)	7	22
China Security & Surveillance Technology Inc. (c) (e)	13	48
Chordiant Software Inc. (c)	9	28
Ciber Inc. (c)	17	47
Cirrus Logic Inc. (c) (e)	21	80
Cogent Inc. (c)	14	161
Cognex Corp.	14	189
Cogo Group Inc. (c)	8	51
Coherent Inc. (c)	8	130
Cohu Inc.	7	54
CommVault Systems Inc. (c)	15	168
Compellent Technologies Inc. (c)	6	69
comScore Inc. (c)	6	75
Comtech Telecommunications Corp. (c)	8	199
Comverge Inc. (c) (e)	6	43
Concur Technologies Inc. (c) (e)	15	284
Constant Contact Inc. (c)	7	91
CPI International Inc. (c)	3	27
Cray Inc. (c)	9	32
CSG Systems International Inc. (c)	12	177
CTS Corp.	11	39
CyberSource Corp. (c) (e)	23	343
Cymer Inc. (c) (e)	11	235
Daktronics Inc. (e)	11	71
Data Domain Inc. (c) (e)	11	138
DealerTrack Holdings Inc. (c)	14	186
Deltek Inc. (c)	4	16
DemandTec Inc. (c)	6	51
DG FastChannel Inc. (c)	6	109
Dice Holdings Inc. (c)	5	15

Digi International Inc. (c)	9	67
Digimarc Corp. (c) (e)	2	17
Digital River Inc. (c)	12	371
Diodes Inc. (c)	10	102
DivX Inc. (c)	8	40
Double-Take Software Inc. (c)	6	43
DSP Group Inc. (c)	9	38
DTS Inc. (c) (e)	6	139
Earthlink Inc. (c) (e)	38	252
Ebix Inc. (c)	3	70
Echelon Corp. (c) (e)	10	78
Electro Rent Corp.	6	62
Electro Scientific Industries Inc. (c)	9	55
Electronics for Imaging Inc. (c)	18	180
Elixir Gaming Technologies Inc. (c) (e)	20	2
Emcore Corp. (c) (e)	25	18
EMS Technologies Inc. (c)	5	88
Emulex Corp. (c)	29	145
Entegris Inc. (c)	34	29
Entropic Communications Inc. (c) (e)	2	2
Entrust Inc. (c)	18	28
Epicor Software Corp. (c)	19	74
EPIQ Systems Inc. (c)	12	215
Euronet Worldwide Inc. (c) (e)	15	200
Exar Corp. (c) (e)	12	72
ExlService Holdings Inc. (c)	6	56
Extreme Networks (c)	28	43
Fair Isaac Corp.	17	238
FalconStor Software Inc. (c) (e)	11	27
FARO Technologies Inc. (c)	5	73
FEI Co. (c)	12	190
Finisar Corp. (c) (e)	122	54
FormFactor Inc. (c)	17	305
Forrester Research Inc. (c)	5	102
Gartner Inc. - Class A (c) (e)	20	216
Gerber Scientific Inc. (c)	7	17
Gevity HR Inc.	6	24
Global Cash Access Holdings Inc. (c)	11	44
Globecomm Systems Inc. (c)	6	35
GSI Commerce Inc. (c) (e)	8	107
Guidance Software Inc. (c)	3	11
Hackett Group Inc. (c)	12	25
Harmonic Inc. (c)	32	207
Harris Stratex Networks Inc. - Class A (c)	7	27
Heartland Payment Systems Inc.	8	52
Hittite Microwave Corp. (c) (e)	7	203
HSW International Inc. (c) (e)	8	1
Hughes Communications Inc. (c)	3	40
Hutchinson Technology Inc. (c) (e)	8	22
Hypercom Corp. (c)	16	15

i2 Technologies Inc. (c) (e)	5	37
ICx Technologies Inc. (c) (e)	4	17
iGate Corp.	7	24
Imation Corp. (e)	10	75
Immersion Corp. (c)	11	31
Infinera Corp. (c) (e)	32	239
infoGROUP Inc. (c)	9	37
Informatica Corp. (c)	30	403
InfoSpace Inc. (c)	12	60
Insight Enterprises Inc. (c)	15	47
Integral Systems Inc. (c)	5	47
Interactive Intelligence Inc. (c)	5	48
InterDigital Inc. (c)	16	403
Intermec Inc. (c)	20	207
Internap Network Services Corp. (c) (e)	17	45
Internet Brands Inc. (c)	6	34
Internet Capital Group Inc. (c) (e)	13	51
Intevac Inc. (c)	8	40
IPG Photonics Corp. (c)	9	76
Isilon Systems Inc. (c)	7	16
Ixia (c)	13	66
IXYS Corp.	7	58
j2 Global Communications Inc. (c)	15	327
Jack Henry & Associates Inc.	26	419
JDA Software Group Inc. (c)	8	98
Kenexa Corp. (c)	7	40
Keynote Systems Inc. (c)	4	35
Knot Inc. (c)	10	80
Kopin Corp. (c)	21	48
Kulicke & Soffa Industries Inc. (c) (e)	15	39
L-1 Identity Solutions Inc. (c) (e)	24	124
Lattice Semiconductor Corp. (c)	40	55
Lawson Software Inc. (c) (e)	38	163
Limelight Networks Inc. (c) (e)	13	45
Liquidity Services Inc. (c)	7	46
Littelfuse Inc. (c)	7	81
LoopNet Inc. (c) (e)	13	78
Loral Space & Communications Inc. (c)	3	69
LTX-Credence Corp. (c)	16	4
Macrovision Solutions Corp. (c)	28	504
Magma Design Automation Inc. (c)	16	12
Manhattan Associates Inc. (c) (e)	8	144
Mantech International Corp. - Class A (c)	7	296
Marchex Inc. - Class B (e)	7	26
Mattson Technology Inc. (c)	14	12
MAXIMUS Inc.	6	248
Maxwell Technologies Inc. (c) (e)	5	38
Measurement Specialties Inc. (c) (e)	4	18
Mentor Graphics Corp. (c)	31	138
MercadoLibre Inc. (c) (e)	8	149

Mercury Computer Systems Inc. (c)	6	35
Methode Electronics Inc.	12	44
Micrel Inc.	16	115
Micros Systems Inc. (c)	28	524
Microsemi Corp. (c)	27	315
MicroStrategy Inc. - Class A (c)	3	100
Microtune Inc. (c)	14	26
MIPS Technologies Inc. - Class A (c)	14	40
MKS Instruments Inc. (c) (e)	17	254
ModusLink Global Solutions Inc. (c)	16	40
Monolithic Power Systems Inc. (c)	9	132
Monotype Imaging Holdings Inc. (c)	4	17
Move Inc. (c)	38	55
MRV Communications Inc. (c) (e)	47	14
MSC Software Corp. (c)	15	83
MTS Systems Corp.	6	136
Multi-Fineline Electronix Inc. (c)	2	40
NCI Inc. (c)	3	74
Ness Technologies Inc. (c)	12	34
Net 1 UEPS Technologies Inc. (c)	17	252
Netezza Corp. (c)	14	92
NetGear Inc. (c) (e)	12	140
NetLogic Microsystems Inc. (c) (e)	5	149
NetScout Systems Inc. (c)	13	94
NetSuite Inc. (c)	3	39
Neutral Tandem Inc. (c)	6	142
Newport Corp. (c)	12	53
NextWave Wireless Inc. (c) (e)	14	2
NIC Inc.	11	59
Novatel Wireless Inc. (c)	13	71
NVE Corp. (c) (e)	2	52
Omniture Inc. (c) (e)	22	286
Omnivision Technologies Inc. (c)	16	110
Online Resources Corp. (c)	9	36
OpenTV Corp. (c)	38	57
Oplink Communications Inc. (c)	7	55
OPNET Technologies Inc. (c)	4	34
Opnext Inc. (c)	6	10
ORBCOMM Inc. (c) (e)	9	14
OSI Systems Inc. (c)	5	69
Overland Storage Inc. (c)	2	1
Palm Inc. (c) (e)	38	325
Parametric Technology Corp. (c)	40	394
Park Electrochemical Corp.	7	114
ParkerVision Inc. (c)	7	12
PC Connection Inc. (c)	2	9
PC Mall Inc. (c)	3	15
PC-Tel Inc.	6	27
Pegasystems Inc. (e)	5	90
Perficient Inc. (c)	10	51

Pericom Semiconductor Corp. (c)	9	66
Perot Systems Corp. (c)	30	383
Phoenix Technologies Ltd. (c)	8	13
Photronics Inc. (c)	12	12
PlanetOut Inc. (c)	-	-
Plantronics Inc.	17	207
Plexus Corp. (c) (e)	14	189
PLX Technology Inc. (c)	9	19
PMC - Sierra Inc. (c)	75	479
Polycom Inc. (c)	30	463
Power Integrations Inc.	10	167
Powerwave Technologies Inc. (c) (e)	42	25
Presstek Inc. (c)	8	17
Progress Software Corp. (c)	14	243
PROS Holdings Inc. (c)	4	18
QAD Inc.	4	10
Quality Systems Inc. (e)	6	273
Quantum Corp. (c)	61	41
Quest Software Inc. (c)	23	294
Rackable Systems Inc. (c)	14	56
Rackspace Hosting Inc. (c)	8	59
Radiant Systems Inc. (c)	8	36
Radisys Corp. (c) (e)	7	45
RealNetworks Inc. (c)	38	89
Renaissance Learning Inc. (e)	4	36
RF Micro Devices Inc. (c) (e)	78	104
RightNow Technologies Inc. (c) (e)	9	69
Rimage Corp. (c)	3	37
Riverbed Technology Inc. (c) (e)	18	233
Rofin-Sinar Technologies Inc. (c) (e)	10	169
Rogers Corp. (c)	6	108
Rubicon Technology Inc. (c) (e)	4	20
Rudolph Technologies Inc. (c)	10	31
S1 Corp. (c)	16	81
Safeguard Scientifics Inc. (c)	36	20
Sanmina-SCI Corp. (c)	165	50
Sapient Corp. (c)	29	128
SAVVIS Inc. (c) (e)	12	74
ScanSource Inc. (c)	8	156
SeaChange International Inc. (c)	10	58
Semitool Inc. (c)	11	31
Semtech Corp. (c)	21	287
ShoreTel Inc. (c)	12	51
Sigma Designs Inc. (c) (e)	9	107
Silicon Image Inc. (c)	23	56
Silicon Storage Technology Inc. (c)	27	45
SiRF Technology Holdings Inc. (c) (e)	18	41
Skyworks Solutions Inc. (c)	54	437
Smart Modular Technologies WWH Inc. (c)	17	24
Smith Micro Software Inc. (c)	10	53

Solera Holdings Inc. (c)	18	440
Sonic Solutions Inc. (c) (e)	7	8
SonicWALL Inc. (c)	17	78
Sonus Networks Inc. (c)	67	105
Sourcefire Inc. (c)	6	40
SPSS Inc. (c) (e)	6	162
SRA International Inc. - Class A (c)	14	209
Standard Microsystems Corp. (c) (e)	7	137
Starent Networks Corp. (c) (e)	10	155
STEC Inc. (c) (e)	14	100
Stratasys Inc. (c) (e)	9	74
SuccessFactors Inc. (c) (e)	11	87
Super Micro Computer Inc. (c)	7	32
Supertex Inc. (c)	4	84
SupportSoft Inc. (c)	14	26
Switch & Data Facilities Co. Inc. (c) (e)	9	80
Sybase Inc. (c)	27	822
Sycamore Networks Inc. (c)	62	165
Symmetricom Inc. (c)	14	47
Symyx Technologies Inc. (c)	12	54
Synaptics Inc. (c) (e)	11	302
Synchronoss Technologies Inc. (c)	7	80
SYNNEX Corp. (c) (e)	5	102
Syntel Inc. (e)	4	89
Take-Two Interactive Software Inc. (c)	26	214
Taleo Corp. (c)	8	97
Technitrol Inc.	14	24
TechTarget Inc. (c) (e)	4	10
Techwell Inc. (c)	5	29
Tekelec (c) (e)	22	298
TeleCommunication Systems Inc. (c)	12	106
TeleTech Holdings Inc. (c)	12	129
Terremark Worldwide Inc. (c)	16	42
Tessera Technologies Inc. (c)	15	205
TheStreet.com Inc.	6	12
THQ Inc. (c)	23	71
TIBCO Software Inc. (c)	62	365
TiVo Inc. (c)	36	251
TNS Inc. (c)	8	66
Trident Microsystems Inc. (c)	18	26
TriQuint Semiconductor Inc. (c)	48	120
TTM Technologies Inc. (c) (e)	15	89
Tyler Technologies Inc. (c) (e)	14	202
Ultimate Software Group Inc. (c) (e)	9	149
Ultra Clean Holdings Inc. (c)	5	6
Ultratech Inc. (c)	8	95
Unica Corp. (c)	4	20
United Online Inc.	25	110
Universal Display Corp. (c) (e)	10	87
UTStarcom Inc. (c)	33	26

ValueClick Inc. (c)	29	250
VASCO Data Security International (c)	9	51
Veeco Instruments Inc. (c) (e)	11	71
VeriFone Holdings Inc. (c) (e)	23	158
ViaSat Inc. (c)	8	172
Vignette Corp. (c)	8	56
Virtusa Corp. (c)	3	16
VistaPrint Ltd. (c) (e)	15	407
Vocus Inc. (c)	6	74
Volterra Semiconductor Corp. (c)	9	73
Web.com Group Inc. (c)	8	27
Websense Inc. (c)	16	190
Wind River Systems Inc. (c)	22	139
Wright Express Corp. (c)	14	250
Zoran Corp. (c)	19	165
Zygo Corp. (c) (e)	5	21
		38,902
MATERIALS - 3.7%
A. Schulman Inc.	9	120
AbitibiBowater Inc. (c) (e)	16	9
AEP Industries Inc. (c)	2	31
Allied Nevada Gold Corp. (c)	13	78
AM Castle & Co. (e)	7	65
AMCOL International Corp. (e)	8	124
American Vanguard Corp. (e)	7	85
Arch Chemicals Inc.	8	161
Balchem Corp.	6	144
Boise Inc. (c) (e)	11	7
Brush Engineered Materials Inc. (c)	6	90
Buckeye Technologies Inc. (c)	14	29
BWAY Holdings Co. (c)	2	18
Calgon Carbon Corp. (c)	19	265
China Precision Steel Inc. (c) (e)	5	6
Clearwater Paper Corp. (c)	5	39
Coeur d'Alene Mines Corp. (c) (e)	172	162
Compass Minerals International Inc.	11	625
Deltic Timber Corp. (e)	3	131
Ferro Corp.	15	22
Flotek Industries Inc. (c) (e)	7	11
General Moly Inc. (c) (e)	18	19
General Steel Holdings Inc. (c) (e)	3	8
GenTek Inc. (c)	3	47
Glatfelter	15	92
Graphic Packaging Holding Co. (c)	47	41
Haynes International Inc. (c)	4	73
HB Fuller Co.	16	213
Headwaters Inc. (c) (e)	14	43
Hecla Mining Co. (c) (e)	57	115
Horsehead Holding Corp. (c)	15	84

ICO Inc. (c)	13	26
Innophos Holdings Inc.	4	42
Innospec Inc.	8	30
Kaiser Aluminum Corp.	5	126
KapStone Paper and Packaging Corp. (c)	9	23
Koppers Holdings Inc.	7	95
Landec Corp. (c)	10	56
Louisiana-Pacific Corp. (e)	34	75
LSB Industries Inc. (c)	8	76
Mercer International Inc. (c) (e)	9	6
Minerals Technologies Inc.	7	212
Myers Industries Inc.	12	77
Neenah Paper Inc.	6	20
NewMarket Corp.	4	194
NL Industries Inc.	4	36
Olin Corp.	26	367
Olympic Steel Inc.	3	51
OM Group Inc. (c) (e)	10	196
Penford Corp.	3	12
PolyOne Corp. (c) (e)	29	68
Quaker Chemical Corp.	4	32
Rock-Tenn Co. - Class A	13	354
Rockwood Holdings Inc. (c)	14	111
Royal Gold Inc. (e)	10	469
RTI International Metals Inc. (c) (e)	8	88
Schweitzer-Mauduit International Inc.	5	97
Sensient Technologies Corp.	17	388
ShengdaTech Inc. (c) (e)	8	26
Silgan Holdings Inc.	9	455
Solutia Inc. (c)	30	56
Spartech Corp. (e)	10	25
Stepan Co.	3	77
Stillwater Mining Co. (c) (e)	19	69
Sutor Technology Group Ltd. (c) (e)	2	3
Texas Industries Inc. (e)	8	188
United States Lime & Minerals Inc. (c)	1	15
Universal Stainless & Alloy Products Inc. (c)	2	18
US Concrete Inc. (c) (e)	18	36
Verso Paper Corp.	4	4
Wausau Paper Corp.	14	76
Westlake Chemical Corp. (e)	6	94
Worthington Industries Inc. (e)	20	178
WR Grace & Co. (c)	26	164
Zep Inc.	7	72
Zoltek Cos. Inc. (c) (e)	10	65
		7,905
TELECOMMUNICATION SERVICES - 1.3%
Alaska Communications Systems Group Inc.	15	98
Arbinet-thexchange Inc. (c)	2	2
Atlantic Tele-Network Inc.	3	54

Cbeyond Inc. (c)	8	155
Centennial Communications Corp. (c)	22	178
Cincinnati Bell Inc. (c)	76	175
Cogent Communications Group Inc. (c) (e)	16	118
Consolidated Communications Holdings Inc.	8	82
FairPoint Communications Inc. (e)	28	22
FiberTower Corp. (c) (e)	33	7
General Communication Inc. - Class A (c)	16	104
Global Crossing Ltd. (c)	12	85
Globalstar Inc. (c) (e)	12	5
iBasis Inc. (c)	9	6
ICO Global Communications Holdings Ltd. (c)	32	11
IDT Corp. - Class B (c)	4	5
Iowa Telecommunications Services Inc. (e)	11	125
iPCS Inc. (c)	6	56
NTELOS Holdings Corp.	10	180
PAETEC Holding Corp. (c)	36	52
Premiere Global Services Inc. (c) (e)	21	184
Shenandoah Telecommunications Co.	8	185
Syniverse Holdings Inc. (c)	17	269
TerreStar Corp. (c)	17	10
tw telecom inc. (c) (e)	51	442
USA Mobility Inc.	8	71
Virgin Mobile USA Inc. (c) (e)	8	10
Vonage Holdings Corp. (c) (e)	17	7
		2,698
UTILITIES - 4.7%
Allete Inc.	9	232
American States Water Co.	6	212
Avista Corp.	18	253
Black Hills Corp. (e)	13	238
Cadiz Inc. (c)	3	27
California Water Service Group	7	283
Central Vermont Public Service Corp.	4	70
CH Energy Group Inc. (e)	5	257
Chesapeake Utilities Corp.	2	72
Cleco Corp.	21	448
Connecticut Water Services Inc.	3	51
Consolidated Water Co. Ltd.	5	55
El Paso Electric Co. (c)	16	221
Empire District Electric Co.	12	166
IDACORP Inc. (e)	16	363
ITC Holdings Corp.	17	738
Laclede Group Inc.	8	293
MGE Energy Inc.	8	242
Middlesex Water Co.	4	57
New Jersey Resources Corp. (e)	14	488
Nicor Inc.	15	514
Northwest Natural Gas Co. (e)	9	394
NorthWestern Corp.	12	267
Ormat Technologies Inc. (e)	6	164
Piedmont Natural Gas Co. (e)	25	650
PNM Resources Inc.	30	248
Portland General Electric Co.	21	378
SJW Corp. (e)	4	110
South Jersey Industries Inc.	10	358
Southwest Gas Corp.	15	314
Southwest Water Co. (e)	7	31
Synthesis Energy Systems Inc. (c) (e)	9	7
UIL Holdings Corp.	9	198
UniSource Energy Corp. (e)	12	334
US Geothermal Inc. (c) (e)	18	13
Westar Energy Inc.	36	629
WGL Holdings Inc.	17	556
		9,931

Total Common Stocks (cost $371,415)		214,179

RIGHTS - 0.0%
United America Indemnity Ltd. (c) (f)	7	4

Total Rights (cost $31)		4

WARRANTS - 0.0%
GreenHunter Energy Inc. Warrant (c) (f)	-	-
Krispy Kreme Doughnuts Inc. Warrant (c)	-	-
Lantronix Inc. Warrant (c) (f)	-	-
Pegasus Wireless Corp. Warrant (c) (f)	1	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 26.3%
Mutual Funds - 4.0%
JNL Money Market Fund, 0.31% (a) (h)	8,476	8,476

Securities Lending Collateral - 21.9%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	48,390	46,832
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	2,096	-
		46,832
U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 0.26%, 06/18/09 (o)	$ 893	893

Total Short Term Investments (cost $59,855)		56,201

Total Investments - 126.7% (cost $431,301)		270,384
Other Assets and Liabilities, Net - (26.7%)		(56,920)
Total Net Assets - 100%		$ 213,464

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 9.8%
ABC-Mart Inc.	1	$ 19
Accor SA (e)	9	330
Adidas AG	10	329
Aisin Seiki Co. Ltd.	9	149
Aristocrat Leisure Ltd. (e)	16	37
Asics Corp. (e)	8	56
Autogrill SpA (e)	5	28
Bayerische Motoren Werke AG	16	467
Benesse Corp. (e)	4	136
Berkeley Group Holdings Plc (c)	4	50
Billabong International Ltd.	8	45
Bridgestone Corp.	30	441
British Sky Broadcasting Group Plc	55	341
Bulgari SpA (e)	7	32
Burberry Group Plc	22	90
Canon Marketing Japan Inc.	4	51
Carnival Plc	8	181
Carphone Warehouse Group Plc (e)	18	33
Casio Computer Co. Ltd.	13	90
Christian Dior SA	3	148
Compagnie Financiere Richemont SA	25	395
Compagnie Generale des Etablissements Michelin	7	270
Compass Group Plc	92	420
Crown Ltd.	24	104
Daihatsu Motor Co. Ltd. (e)	10	79
Daily Mail & General Trust (e)	13	43
Daimler AG	43	1,086
Dena Co. Ltd. (e)	-	46
Denso Corp.	24	479
Dentsu Inc. (e)	10	147
Electrolux AB - Class B (c)	12	92
Esprit Holdings Ltd. (e)	53	271
Eutelsat Communications Group SA	4	92
Fairfax Media Ltd. (e)	76	54
Fast Retailing Co. Ltd.	2	263
Fiat SpA	36	252
Fuji Heavy Industries Ltd.	30	100
Fuji Media Holdings Inc.	-	18
Genting International Plc (c) (e)	110	38
Gestevision Telecinco SA (e)	5	33
Hakuhodo DY Holdings Inc. (e)	1	46
Harvey Norman Holdings Ltd. (e)	25	44
Haseko Corp. (c) (e)	67	32
Hennes & Mauritz AB - Class B	25	949
Hermes International SA (e)	3	324
Hikari Tsushin Inc.	1	19
Home Retail Group Plc	43	138
Honda Motor Co. Ltd.	81	1,938

Husqvarna AB - Class B (e)	13	51
Inditex SA (e)	11	420
InterContinental Hotels Group Plc	14	103
Isetan Mitsukoshi Holdings Ltd. (e)	16	126
Isuzu Motors Ltd.	68	84
ITV Plc	180	49
J. Front Retailing Co. Ltd. (e)	25	88
Jardine Cycle & Carriage Ltd.	8	61
JC Decaux SA (e)	3	38
Jupiter Telecommunications Co. Ltd.	-	77
Kingfisher Plc	115	247
Ladbrokes Plc	27	71
Lagardere SCA	6	161
Li & Fung Ltd. (e)	114	267
Lifestyle International Holdings Ltd.	31	25
Lottomatica SpA	3	52
Luxottica Group SpA (e)	7	111
LVMH Moet Hennessy Louis Vuitton SA (e)	12	761
M6-Metropole Television SA	3	50
Makita Corp. (e)	6	144
Marks & Spencer Group Plc	77	326
Marui Group Co. Ltd. (e)	14	73
Mazda Motor Corp.	50	85
Mediaset SpA	39	174
Mitsubishi Motors Corp. (c)	174	223
Modern Times Group AB - Class B	2	42
Namco Bandai Holdings Inc. (e)	10	97
Next Plc (e)	10	182
NGK Spark Plug Co. Ltd. (e)	8	68
NHK Spring Co. Ltd.	6	22
Nikon Corp.	17	193
Nissan Motor Co. Ltd.	112	406
Nisshinbo Industries Inc.	7	67
Nitori Co. Ltd. (e)	2	109
NOK Corp. (e)	6	49
Nokian Renkaat Oyj (e)	5	56
Onward Holdings Co. Ltd.	6	40
OPAP SA	11	282
Oriental Land Co. Ltd. (e)	3	166
PagesJaunes Groupe SA (e)	6	51
Panasonic Corp.	91	1,006
Pearson Plc (e)	39	397
Peugeot SA (e)	7	139
Pirelli & C. SpA (e)	132	31
PPR SA (e)	4	233
Publicis Groupe (e)	6	160
Puma AG Rudolf Dassler Sport	-	48
Rakuten Inc. (e)	-	149
Reed Elsevier NV	31	335
Reed Elsevier Plc	55	394

Renault SA (e)	9	182
Sankyo Co. Ltd.	3	114
Sanoma Oyj	4	52
Sanyo Electric Co. Ltd. (c) (e)	87	131
Sega Sammy Holdings Inc.	10	85
Sekisui Chemical Co. Ltd.	20	100
Sekisui House Ltd.	21	161
SES SA	14	261
Shangri-La Asia Ltd.	64	73
Sharp Corp. (e)	50	400
Shimamura Co. Ltd.	1	54
Shimano Inc. (e)	3	100
Singapore Press Holdings Ltd.	72	120
Sky City Entertainment Group Ltd.	24	38
Societe Television Francaise 1 (e)	5	42
Sodexo SA (e)	5	207
Sony Corp.	50	1,026
Stanley Electric Co. Ltd.	7	80
Sumitomo Rubber Industries Inc.	9	61
Suzuki Motor Corp.	17	288
Swatch Group AG	3	61
Swatch Group AG - Class B (e)	2	184
Tabcorp Holdings Ltd.	29	130
Takashimaya Co. Ltd. (e)	15	87
Tatts Group Ltd.	58	111
Television Broadcasts Ltd.	12	38
Thomas Cook Group Plc (e)	22	76
Thomson Reuters Plc	9	201
Toho Co. Ltd. (e)	6	83
Tokyo Broadcasting System Inc.	2	28
Toyoda Gosei Co. Ltd.	3	43
Toyota Boshoku Corp.	3	36
Toyota Industries Corp.	9	190
Toyota Motor Corp.	136	4,317
TUI AG	10	53
TUI Travel Plc	27	89
United Business Media Ltd.	11	66
USS Co. Ltd.	1	50
Valeo SA (e)	4	62
Vivendi SA	58	1,528
Volkswagen AG	4	1,355
Volvo AB - Class A (e)	22	116
Volvo AB - Class B (e)	52	278
Whitbread Plc	9	100
Wolters Kluwer NV	13	215
WPP Plc	56	313
Yamada Denki Co. Ltd.	4	173
Yamaha Corp. (e)	9	87
Yamaha Motor Co. Ltd.	10	91
Yue Yuen Industrial Holdings Ltd. (e)	36	82

ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	9	46
		33,278
CONSUMER STAPLES - 10.0%
AEON Co. Ltd. (e)	31	208
Ajinomoto Co. Inc.	32	227
Anheuser-Busch InBev NV	35	977
Anheuser-Busch InBev NV- Strip VVPR (c)	13	-
Aryzta AG (c) (e)	4	89
Asahi Breweries Ltd.	19	223
Associated British Foods Plc	17	159
Beiersdorf AG	4	195
British American Tobacco Plc	94	2,165
Cadbury Plc	67	510
Carlsberg A/S	4	152
Carrefour SA	31	1,224
Casino Guichard Perrachon SA	2	146
Coca-Cola Amatil Ltd.	28	169
Coca-Cola Hellenic Bottling Co. SA	8	108
Coca-Cola West Holdings Co. Ltd.	3	48
Colruyt SA	1	190
Danisco A/S	3	78
Delhaize Group	5	319
Diageo Plc	124	1,401
FamilyMart Co. Ltd.	3	82
Foster's Group Ltd.	96	339
Golden Agri-Resources Ltd. (e)	240	44
Goodman Fielder Ltd.	61	44
Groupe Danone (e)	22	1,050
Heineken Holding NV	5	132
Heineken NV	12	340
Henkel AG & Co. KGaA	6	162
Imperial Tobacco Group Plc	50	1,128
Ito En Ltd.	3	34
J Sainsbury Plc	50	224
Japan Tobacco Inc.	-	596
Jeronimo Martins SGPS SA (e)	11	55
Kao Corp.	26	507
Kerry Group Plc	7	136
Kesko Oyj (e)	3	65
Kikkoman Corp.	9	76
Kirin Holdings Co. Ltd.	38	406
Koninklijke Ahold NV	59	646
Lawson Inc.	4	145
Lindt & Spruengli AG	-	98
Lion Nathan Ltd.	13	76
L'Oreal SA (e)	12	831
Meiji Dairies Corp. (f)	12	47
Metcash Ltd.	39	109
Metro AG	6	182

Nestle SA	189	6,373
Nippon Meat Packers Inc. (e)	9	95
Nisshin Seifun Group Inc.	9	96
Nissin Foods Holdings Co. Ltd. (e)	4	118
Olam International Ltd. (e) (t) (v)	56	53
Parmalat SpA	84	173
Pernod-Ricard SA (e)	8	446
Reckitt Benckiser Group Plc	30	1,119
SABMiller Plc	45	665
Sapporo Holdings Ltd.	13	50
Seven & I Holdings Co. Ltd.	40	889
Shiseido Co. Ltd.	16	235
Suedzucker AG	2	45
Swedish Match AB	12	181
Tate & Lyle Plc	22	83
Tesco Plc	387	1,853
Toyo Suisan Kaisha Ltd.	5	103
Uni-Charm Corp.	2	122
Unilever NV	80	1,585
Unilever Plc	63	1,198
UNY Co. Ltd.	10	79
Wesfarmers Ltd.	57	740
Wilmar International Ltd. (e)	42	88
WM Morrison Supermarkets Plc	116	427
Woolworths Ltd.	60	1,042
Yakult Honsha Co. Ltd.	5	88
Yamazaki Baking Co. Ltd. (e)	6	65
		34,153
ENERGY - 9.0%
Aker Solutions ASA	7	44
AMEC Plc	16	123
BG Group Plc	165	2,498
BKW FMB Energie AG (e)	1	59
BP Plc	923	6,245
Cairn Energy Plc (c)	7	203
Caltex Australia Ltd.	7	42
Cie Generale de Geophysique-Veritas (c)	7	86
Cosmo Oil Co. Ltd.	25	76
ENI SpA	128	2,492
Frontline Ltd. (e)	2	43
Fugro NV	3	88
Galp Energia SGPS SA	10	114
Hellenic Petroleum SA	5	50
Idemitsu Kosan Co. Ltd.	1	77
INPEX Corp.	-	290
Japan Petroleum Exploration Co. (e)	1	57
Lundin Petroleum AB (c)	12	64
Mongolia Energy Co. Ltd. (c)	157	45
Neste Oil Oyj (c)	6	80
Nippon Mining Holdings Inc.	43	170

Nippon Oil Corp.	63	314
OMV AG	8	261
Origin Energy Ltd.	44	452
Repsol YPF SA	36	626
Royal Dutch Shell Plc - Class A	175	3,939
Royal Dutch Shell Plc - Class B	133	2,927
Saipem SpA	13	233
Santos Ltd.	28	331
Saras SpA	18	46
SBM Offshore NV (e)	7	98
SeaDrill Ltd. (e)	13	126
Showa Shell Sekiyu KK	10	91
StatoilHydro ASA	63	1,121
Technip SA	5	175
Tenaris SA (e)	24	242
TonenGeneral Sekiyu KK (e)	15	147
Total SA (e)	105	5,221
Tullow Oil Plc	39	454
Woodside Petroleum Ltd.	24	641
WorleyParsons Ltd.	7	86
		30,477
FINANCIALS - 20.1%
3i Group Plc	18	69
77 Bank Ltd.	17	85
Acom Co. Ltd. (e)	2	70
Admiral Group Plc (e)	9	114
Aegon NV	68	266
AEON Credit Service Co. Ltd.	4	39
AEON Mall Co. Ltd.	3	36
Aioi Insurance Co. Ltd.	23	90
Alleanza Assicurazioni SpA	20	113
Allianz SE	22	1,875
Alpha Bank AE	19	125
AMP Ltd.	97	317
Anglo Irish Bank Corp. Plc (f)	34	2
Aozora Bank Ltd. (c)	28	31
Ascendas Real Estate Investment Trust	50	40
Assicurazioni Generali SpA	52	895
ASX Ltd.	8	162
Australia & New Zealand Banking Group Ltd.	101	1,102
Aviva Plc	131	408
AXA Asia Pacific Holdings Ltd.	39	93
AXA SA (e)	76	919
Baloise Holding AG	2	157
Banca Carige SpA (e)	37	122
Banca Monte dei Paschi di Siena SpA (e)	116	161
Banca Popolare di Milano SCRL	20	98
Banco Bilbao Vizcaya Argentaria SA	176	1,426
Banco Comercial Portugues SA (c) (e)	119	98

Banco de Sabadell SA (e)	45	226
Banco de Valencia SA (e)	11	90
Banco Espirito Santo SA (e)	10	39
Banco Popular Espanol SA (e)	40	250
Banco Popular SC	31	145
Banco Santander SA	403	2,771
Bank of East Asia Ltd. (e)	80	155
Bank of Kyoto Ltd.	16	136
Bank of Yokohama Ltd.	62	266
Bankinter SA (e)	13	142
Barclays Plc	405	859
Bendigo and Adelaide Bank Ltd.	15	86
BNP Paribas	40	1,674
BOC Hong Kong Holdings Ltd.	177	182
British Land Co. Plc	41	210
CapitaLand Ltd.	120	184
CapitaMall Trust (e)	54	47
CFS Retail Property Trust (e)	84	95
Cheung Kong Holdings Ltd.	69	595
China Bank Ltd.	38	189
Chinese Estates Holdings Ltd. (e)	49	59
Chugoku Bank Ltd.	8	103
Chuo Mitsui Trust Holding Inc.	47	146
City Developments Ltd. (e)	23	77
CNP Assurances SA	2	115
Commerzbank AG (e)	33	179
Commonwealth Bank of Australia	73	1,743
Corio NV (e)	2	86
Credit Agricole SA (e)	43	477
Credit Saison Co. Ltd. (e)	8	76
Credit Suisse Group AG	53	1,605
Criteria CaixaCorp SA	41	133
Daiwa Securities Group Inc.	64	284
Danske Bank A/S (c)	22	188
DBS Group Holdings Ltd.	83	460
Deutsche Bank AG	27	1,080
Deutsche Boerse AG	10	584
Deutsche Postbank AG (e)	5	73
Dexia SA	24	83
Dexus Property Group	171	89
DnB NOR ASA	34	154
EFG Eurobank Ergasias SA	16	93
EFG International AG (e)	2	15
Erste Group Bank AG (e)	9	152
Eurazeo	1	28
Exor SpA (c) (e)	4	35
Fondiaria-Sai SpA	3	35
Fortis (e)	110	203
Friends Provident Plc	117	116
Fukuoka Financial Group Inc.	39	120
Gecina SA	1	33

Goodman Group	148	34
GPT Group	220	67
Groupe Bruxelles Lambert SA	4	275
Groupe Bruxelles Lambert SA - Strip VVPR (c)	-	-
Gunma Bank Ltd.	19	103
Hachijuni Bank Ltd.	22	130
Hammerson Plc	35	128
Hang Lung Group Ltd.	43	131
Hang Lung Properties Ltd.	104	245
Hang Seng Bank Ltd.	37	370
Hannover Rueckversicherung AG (e)	3	96
Henderson Land Development Co. Ltd.	54	206
Hiroshima Bank Ltd. (e)	24	93
Hokugin Financial Group Inc.	55	101
Hong Kong Exchanges & Clearing Ltd. (e)	51	477
Hopewell Holdings Ltd.	30	79
HSBC Holdings Plc	594	3,365
Hysan Development Co. Ltd.	29	49
Icade SA (e)	1	64
ICAP Plc	24	103
ING Groep NV	98	538
Insurance Australia Group Ltd.	100	244
Intesa Sanpaolo SpA	380	1,047
Investec Plc (e)	18	77
Investor AB - Class B (e)	22	279
Iyo Bank Ltd. (e)	12	122
Jafco Co. Ltd. (c)	1	25
Japan Prime Realty Investment Corp.	-	46
Japan Real Estate Investment Corp.	-	154
Japan Retail Fund Investment Corp.	-	69
Joyo Bank Ltd. (e)	35	162
Julius Baer Holding AG	10	250
Jyske Bank A/S (c) (e)	3	62
KBC Groep NV	8	123
Kerry Properties Ltd. (e)	31	74
Klepierre	4	74
Land Securities Group Plc	37	233
Legal & General Group Plc	298	184
Lend Lease Corp. Ltd.	18	82
Leopalace21 Corp.	6	38
Liberty International Plc	12	65
Link Real Estate Investment Trust	106	210
Lloyds TSB Group Plc	485	492
London Stock Exchange Group Plc (e)	7	59
Macquarie Group Ltd. (e)	14	257
Macquarie Office Trust	93	11
Man Group Plc	83	259
Mapfre SA (e)	34	74
Marfin Investment Group SA (c)	30	110
Matsui Securities Co. Ltd. (e)	5	35

Mediobanca SpA	24	201
Mediolanum SpA (e)	12	41
Mirvac Group	85	50
Mitsubishi Estate Co. Ltd.	58	658
Mitsubishi UFJ Financial Group Inc.	542	2,669
Mitsubishi UFJ Lease & Finance Co. Ltd.	3	65
Mitsui Fudosan Co. Ltd.	41	450
Mitsui Sumitomo Insurance Group Holdings Inc.	19	445
Mizuho Financial Group Inc. (e)	479	936
Mizuho Trust & Banking Co. Ltd.	77	72
Muenchener Rueckversicherungs AG	10	1,242
National Australia Bank Ltd.	92	1,287
National Bank of Greece SA	25	374
Nationale A Portefeuille	2	93
Natixis	54	92
New World Development Ltd.	122	122
Nippon Building Fund Inc.	-	225
Nipponkoa Insurance Co. Ltd.	32	185
Nishi-Nippon City Bank Ltd.	35	77
Nissay Dowa General Insurance Co. Ltd.	8	31
Nomura Holdings Inc. (e)	123	622
Nomura Real Estate Holdings Inc. (e)	3	41
Nomura Real Estate Office Fund Inc.	-	78
Nordea Bank AB (e)	101	503
NTT Urban Development Corp.	-	40
Old Mutual Plc	242	180
ORIX Corp. (c) (e)	5	154
Oversea-Chinese Banking Corp.	121	384
Pargesa Holding SA	1	74
Perpetual Ltd. (e)	2	30
Piraeus Bank SA	16	105
Pohjola Bank Plc (e)	6	35
Promise Co. Ltd. (e)	3	50
Prudential plc (a)	123	596
QBE Insurance Group Ltd. (t) (v)	49	655
Raiffeisen International Bank Holding AG (e)	3	71
Resona Holdings Inc. (e)	25	336
Royal Bank of Scotland Group Plc (c)	874	307
RSA Insurance Group Plc	160	299
Sampo Oyj	21	315
Sapporo Hokuyo Holdings Inc. (c)	14	40
SBI Holdings Inc. (e)	1	82
Schroders Plc	6	63
SCOR SE	9	178
Segro Plc	20	7
Seven Bank Ltd.	-	51
Shinko Securities Co. Ltd.	29	57
Shinsei Bank Ltd. (c) (e)	72	73
Shizuoka Bank Ltd. (e)	29	263
Singapore Exchange Ltd.	42	141

Sino Land Co.	79	79
Skandinaviska Enskilda Banken AB (e)	74	233
SNS Reaal	7	25
Societe Generale - Class A (e)	23	913
Sompo Japan Insurance Inc.	40	210
Sony Financial Holdings Inc.	-	113
Standard Chartered Plc	93	1,159
Standard Life Plc (e) (t) (v)	106	253
Stockland Corp. Ltd.	78	167
Sumitomo Mitsui Financial Group Inc.	33	1,166
Sumitomo Realty & Development Co. Ltd.	20	218
Sumitomo Trust & Banking Co. Ltd.	69	267
Sun Hung Kai Properties Ltd.	70	628
Suncorp-Metway Ltd.	64	266
Suruga Bank Ltd.	11	92
Svenska Handelsbanken - Class A (e)	22	313
Swedbank AB (e)	16	55
Swire Pacific Ltd.	42	277
Swiss Life Holding AG (c) (e)	2	119
Swiss Reinsurance	17	273
T&D Holdings Inc.	10	234
Takefuji Corp. (e)	5	26
Tokio Marine Holdings Inc.	34	831
Tokyo Tatemono Co. Ltd.	14	36
Tokyu Land Corp. (e)	24	67
Topdanmark A/S (c)	1	80
TrygVesta AS (e)	1	66
UBS AG (c)	145	1,360
Unibail-Rodamco (e)	4	577
UniCredit SpA	600	990
Unione di Banche Italiane SCPA	29	322
Unipol Gruppo Finanziario SpA	37	32
United Overseas Bank Ltd.	59	378
UOL Group Ltd.	23	28
Vienna Insurance Group (e)	2	55
Westfield Group	99	688
Westpac Banking Corp. (e)	138	1,821
Wharf Holdings Ltd.	67	167
Wheelock & Co. Ltd.	46	77
Wing Hang Bank Ltd.	9	44
Yamaguchi Financial Group Inc. (e)	11	104
Zurich Financial Services AG (e)	7	1,110
		68,513
HEALTH CARE - 9.2%
Actelion Ltd. (c) (e)	5	226
Alfresa Holdings Corp.	1	51
Astellas Pharma Inc.	24	732
AstraZeneca Plc	72	2,516
Bayer AG	38	1,803

bioMerieux SA	1	53
Celesio AG	4	82
Chugai Pharmaceutical Co. Ltd.	11	184
Cie Generale d'Optique Essilor International SA (e)	10	378
Cochlear Ltd.	3	89
Coloplast A/S (e)	1	77
CSL Ltd.	30	668
Daiichi Sankyo Co. Ltd.	34	571
Dainippon Sumitomo Pharma Co. Ltd.	8	67
Eisai Co. Ltd. (e)	12	359
Elan Corp. Plc (c)	24	165
Fresenius Medical Care AG & Co. KGaA	9	356
Fresenius SE	1	53
Getinge AB - Class B	10	96
GlaxoSmithKline Plc	256	4,002
Grifols SA (e)	6	93
Hisamitsu Pharmaceutical Co. Inc.	3	102
Ipsen SA	1	34
kyowa Hakko Kirin Co. Ltd. (e)	14	117
Lonza Group AG (c) (e)	2	232
Mediceo Paltac Holdings Co. Ltd.	8	83
Merck KGaA (c) (e)	3	281
Mitsubishi Tanabe Pharma Corp.	11	110
Nobel Biocare Holding AG (c) (e)	5	94
Novartis AG	117	4,435
Novo-Nordisk A/S - Class B (e)	22	1,058
Olympus Corp. (e)	11	180
ONO Pharmaceutical Co. Ltd.	5	206
Orion Oyj	4	64
Parkway Holdings Ltd.	51	39
Qiagen NV (c)	9	148
Roche Holding AG	35	4,749
Sanofi-Aventis SA	52	2,919
Santen Pharmaceutical Co. Ltd.	3	95
Shionogi & Co. Ltd.	15	259
Shire Plc	28	345
Smith & Nephew Plc	44	272
Sonic Healthcare Ltd.	17	134
Sonova Holding AG (e)	2	133
Straumann Holding AG (e)	-	63
Suzuken Co. Ltd. (e)	4	96
Synthes Inc.	3	329
Taisho Pharmaceutical Co. Ltd.	6	112
Takeda Pharmaceutical Co. Ltd.	40	1,395
Terumo Corp.	8	305
Tsumura & Co. (e)	3	78
UCB SA	5	144
William Demant Holding AS (c)	1	45
		31,277
INDUSTRIALS - 10.9%

A P Moller - Maersk A/S	-	354
ABB Ltd. (c) (e)	109	1,515
Abertis Infraestructuras SA (e)	13	206
ACS Actividades de Construccion y Servicios SA (e)	9	380
Adecco SA	6	188
Aeroports de Paris (e)	2	80
Air France-KLM (e)	6	57
Alfa Laval AB	18	133
All Nippon Airways Co. Ltd. (c)	31	121
Alstom SA	11	545
Amada Co. Ltd.	17	91
Asahi Glass Co. Ltd.	50	265
Assa Abloy AB	16	150
Atlantia SpA	12	184
Atlas Copco AB - Class A	32	243
Atlas Copco AB - Class B	20	137
Auckland International Airport Ltd.	43	42
BAE Systems Plc	174	834
Balfour Beatty Plc	24	115
Bouygues (e)	12	426
Brambles Ltd.	66	221
Brisa-Auto Estradas de Portugal SA (e)	16	109
British Airways Plc	27	54
Bunzl Plc	16	127
Bureau Veritas SA (e)	2	63
Capita Group Plc	30	290
Cathay Pacific Airways Ltd.	63	62
Central Japan Railway Co.	-	429
Cie de Saint-Gobain (e)	18	503
Cintra Concesiones de Infraestructuras de Transporte SA (e)	10	47
Cobham Plc	58	143
ComfortDelgro Corp. Ltd.	99	89
Cosco Corp. Singapore Ltd. (e)	36	19
CSR Ltd. (e)	68	57
Dai Nippon Printing Co. Ltd.	30	276
Daikin Industries Ltd.	13	350
Daito Trust Construction Co. Ltd.	4	128
Daiwa House Industry Co. Ltd. (e)	25	203
Deutsche Lufthansa AG (e)	12	126
Deutsche Post AG	41	444
DSV A/S (e)	10	72
East Japan Railway Co.	17	875
Eiffage SA	2	88
European Aeronautic Defence & Space Co. NV (e)	16	186
Experian Plc	50	311
Fanuc Ltd.	10	650
Finmeccanica SpA	20	251
Firstgroup Plc	25	95
FLSmidth & Co. A/S	2	63
Fomento de Construcciones y Contratas SA (e)	2	67

Fraport AG Frankfurt Airport Services Worldwide	2	62
Fraser and Neave Ltd.	50	83
Fuji Electric Holdings Co. Ltd. (e)	27	32
Furukawa Electric Co. Ltd.	30	86
G4S Plc	65	180
Gamesa Corp. Tecnologica SA	9	113
GEA Group AG	8	81
Geberit AG	2	181
Grupo Ferrovial SA (e)	3	63
Hamburger Hafen und Logistik AG	1	35
Hankyu Hanshin Holdings Inc.	59	269
Hays Plc	63	65
Hino Motors Ltd.	13	29
Hitachi Construction Machinery Co. Ltd. (e)	5	66
Hochtief AG	2	75
Hong Kong Aircraft Engineering Co. Ltd.	3	28
Hopewell Highway Infrastructure Ltd.	3	2
Hutchison Whampoa Ltd.	105	515
Iberia Lineas Aereas de Espana	27	56
IHI Corp. (c)	61	70
IMI Plc	15	59
Invensys Plc (c)	37	87
ITOCHU Corp.	74	365
Japan Airlines Corp. (c) (e)	48	97
Japan Steel Works Ltd. (e)	17	162
JGC Corp.	11	127
JS Group Corp.	13	148
JTEKT Corp. (e)	9	66
Kajima Corp.	41	102
Kamigumi Co. Ltd.	13	87
Kawasaki Heavy Industries Ltd. (e)	74	149
Kawasaki Kisen Kaisha Ltd.	31	97
Keihin Electric Express Railway Co. Ltd.	22	159
Keio Corp. (e)	28	159
Keisei Electric Railway Co. Ltd. (e)	15	76
Keppel Corp. Ltd.	63	208
Kinden Corp.	7	57
Kintetsu Corp. (e)	81	337
Komatsu Ltd.	45	495
Kone Oyj	7	153
Koninklijke Boskalis Westminster NV (e)	3	54
Koninklijke Philips Electronics NV (e)	49	717
Kubota Corp. (e)	54	299
Kuehne & Nagel International AG (e)	3	161
Kurita Water Industries Ltd. (e)	5	103
Legrand SA (e)	5	84
Leighton Holdings Ltd. (e)	7	98
Macquarie Airports (e)	32	40
Macquarie Infrastructure Group (e)	117	119
Man AG (e)	5	232

Marubeni Corp.	82	258
Meggitt Plc	29	54
Metso Oyj (e)	6	69
Minebea Co. Ltd.	18	66
Mitsubishi Corp.	67	887
Mitsubishi Electric Corp.	93	423
Mitsubishi Heavy Industries Ltd. (e)	159	487
Mitsubishi Logistics Corp.	5	49
Mitsui & Co. Ltd.	86	876
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	35	59
Mitsui OSK Lines Ltd.	56	277
MTR Corp. (e)	72	172
Neptune Orient Lines Ltd.	36	28
NGK Insulators Ltd.	12	188
Nippon Express Co. Ltd.	38	120
Nippon Sheet Glass Co. Ltd.	31	78
Nippon Yusen KK	56	216
Noble Group Ltd. (e)	83	65
NSK Ltd.	21	82
NTN Corp. (e)	23	65
NWS Holdings Ltd.	45	61
Obayashi Corp.	29	141
Odakyu Electric Railway Co. Ltd. (e)	31	241
Orient Overseas International Ltd.	10	24
Orkla ASA	39	271
Pacific Basin Shipping Ltd.	83	38
Panasonic Electric Works Co. Ltd.	18	132
Prysmian SPA	6	57
Qantas Airways Ltd.	44	53
Q-Cells AG (c)	3	65
Randstad Holdings NV (e)	5	81
Renewable Energy Corp. AS (c) (e)	7	57
Rolls-Royce Group Plc (c)	91	384
Ryanair Holdings Plc (c)	2	7
Sacyr Vallehermoso SA (e)	4	33
Safran SA (e)	9	87
Sandvik AB (e)	50	289
Scania AB (e)	18	144
Schneider Electric SA (virt-x) (e)	11	733
Secom Co. Ltd.	10	378
Securitas AB - Class B	15	112
SembCorp Industries Ltd.	50	77
SembCorp Marine Ltd. (e)	41	49
Serco Group Plc	23	120
SGS SA (e)	-	247
Shimizu Corp.	30	126
Siemens AG	43	2,446
Singapore Airlines Ltd.	26	174
Singapore Technologies Engineering Ltd.	68	110
Skanska AB	19	166

SKF AB - Class B	19	161
SMC Corp.	3	273
Smiths Group Plc	19	181
Societe BIC SA (e)	1	59
Societe Des Autoroutes Paris-Rhin-Rhone	1	73
Sojitz Corp.	57	68
Solarworld AG	4	80
Stagecoach Group Plc	30	52
Strabag SE (e)	2	47
Sulzer AG	1	72
Sumitomo Corp.	56	486
Sumitomo Electric Industries Ltd.	36	307
Sumitomo Heavy Industries Ltd.	27	91
Taisei Corp. (e)	44	84
Thales SA	4	161
THK Co. Ltd.	6	79
TNT NV (e)	19	318
Tobu Railway Co. Ltd. (e)	39	198
Tokyu Corp.	56	235
Toll Holdings Ltd.	33	145
Tomkins Plc (e)	41	72
Toppan Printing Co. Ltd.	26	178
TOTO Ltd. (e)	13	66
Toyota Tsusho Corp. (e)	10	96
Transurban Group	57	187
Ushio Inc. (e)	5	76
Vallourec	3	247
Vestas Wind Systems A/S (c)	9	394
Vinci SA (e)	21	771
Wartsila Oyj (e)	4	82
Wendel Investissement	1	31
West Japan Railway Co.	-	263
Wienerberger AG	4	30
Wolseley Plc (c) (e)	33	109
Yamato Holdings Co. Ltd.	20	188
Zardoya Otis SA (e)	6	110
Zodiac SA (e)	2	55
		37,199
INFORMATION TECHNOLOGY - 5.3%
Advantest Corp.	7	107
Alcatel-Lucent (c) (e)	110	207
Alps Electric Co. Ltd.	9	30
ASM Pacific Technology Ltd. (e)	12	40
ASML Holding NV (e)	21	381
Atos Origin SA (e)	3	81
Autonomy Corp. Plc (c)	10	180
Brother Industries Ltd.	13	93
Canon Inc.	53	1,533
Cap Gemini SA	7	225

Citizen Holdings Co. Ltd.	17	69
Computershare Ltd. (e)	23	142
Dassault Systemes SA (e)	3	117
Elpida Memory Inc. (c) (e)	7	46
Foxconn International Holdings Ltd. (c) (e)	94	40
FUJIFILM Holdings Corp.	24	535
Fujitsu Ltd.	90	338
Hirose Electric Co. Ltd. (e)	2	145
Hitachi High-Technologies Corp. (e)	4	54
Hitachi Ltd.	168	460
Hoya Corp.	20	402
Ibiden Co. Ltd.	7	164
Indra Sistemas SA (e)	5	94
Itochu Techno-Science Corp.	1	25
Keyence Corp.	2	379
Kingboard Chemical Holdings Ltd.	30	61
Konami Corp.	5	81
Konica Minolta Holdings Inc.	24	213
Kyocera Corp.	8	541
Logica Plc	76	70
Logitech International SA (c) (e)	9	95
Mabuchi Motor Co. Ltd.	2	69
Mitsumi Electric Co. Ltd.	4	57
Murata Manufacturing Co. Ltd.	11	411
NEC Corp. (c)	97	264
NEC Electronics Corp. (c)	3	16
Neopost SA	1	115
Nidec Corp.	5	243
Nintendo Co. Ltd.	5	1,433
Nippon Electric Glass Co. Ltd.	17	121
Nokia Oyj	187	2,210
Nomura Research Institute Ltd. (e)	6	93
NTT Data Corp. (e)	-	170
Obic Co. Ltd.	-	38
Omron Corp.	10	117
Oracle Corp. Japan (e)	2	72
Otsuka Corp.	1	33
Ricoh Co. Ltd.	33	399
Rohm Co. Ltd.	5	245
Sage Group Plc	65	158
SAP AG	43	1,512
Seiko Epson Corp.	6	83
Shimadzu Corp. (e)	13	84
Shinko Electric Industries Co. Ltd. (e)	4	39
Square Enix Co. Ltd.	3	61
STMicroelectronics NV	33	165
Sumco Corp.	7	98
TDK Corp.	6	227
Telefonaktiebolaget LM Ericsson - Class B	146	1,200
Tokyo Electron Ltd.	9	322
Toshiba Corp.	153	399

Trend Micro Inc.	5	143
United Internet AG (e)	7	58
Yahoo! Japan Corp. (e)	1	195
Yaskawa Electric Corp.	11	48
Yokogawa Electric Corp.	10	40
		17,886
MATERIALS - 8.4%
Acerinox SA (e)	7	82
Air Liquide	12	996
Akzo Nobel NV	12	456
Alumina Ltd.	69	63
Amcor Ltd.	41	126
Anglo American Plc	65	1,108
Antofagasta Plc	20	145
ArcelorMittal	43	871
Asahi Kasei Corp. (e)	59	214
BASF SE	46	1,391
BHP Billiton Ltd.	165	3,656
BHP Billiton Plc	109	2,163
BlueScope Steel Ltd.	44	78
Boral Ltd. (e)	29	74
Cimpor Cimentos de Portugal SA (e)	14	70
CRH Plc	34	731
Daicel Chemical Industries Ltd.	13	47
Daido Steel Co. Ltd. (e)	15	37
Denki Kagaku Kogyo K K	25	45
DIC Corp.	31	46
Dowa Mining Co. Ltd.	13	49
Eramet (e)	-	53
Eurasian Natural Resources Corp.	15	96
Fletcher Building Ltd.	23	78
Fortescue Metals Group Ltd. (c) (e)	58	103
Givaudan SA (c)	-	164
HeidelbergCement AG	1	35
Hitachi Chemical Co. Ltd.	5	58
Hitachi Metals Ltd.	7	50
Holcim Ltd.	10	351
Holmen AB (e)	3	46
Imerys SA (e)	2	55
Incitec Pivot Ltd.	81	121
Italcementi SpA (e)	3	33
James Hardie Industries NV	23	67
JFE Holdings Inc.	26	571
Johnson Matthey Plc	11	162
JSR Corp.	8	99
K+S AG	7	334
Kaneka Corp.	16	79
Kansai Paint Co. Ltd. (e)	10	56
Kazakhmys Plc	9	48

Kobe Steel Ltd.	134	173
Koninklijke DSM NV (e)	7	173
Kuraray Co. Ltd.	17	142
Lafarge SA (e)	6	286
Linde AG	7	454
Lonmin Plc (e)	7	146
Maruichi Steel Tube Ltd.	2	43
Mitsubishi Chemical Holdings Corp.	63	217
Mitsubishi Gas Chemical Co. Inc.	19	82
Mitsubishi Materials Corp. (e)	56	153
Mitsubishi Rayon Co. Ltd. (e)	25	48
Mitsui Chemicals Inc. (e)	34	83
Mitsui Mining & Smelting Co. Ltd. (c) (e)	25	42
Newcrest Mining Ltd.	24	545
Nippon Paper Group Inc.	4	102
Nippon Steel Corp.	252	681
Nissan Chemical Industries Ltd.	7	59
Nisshin Steel Co. Ltd. (e)	37	63
Nitto Denko Corp.	8	172
Norsk Hydro ASA (e)	34	127
Novozymes A/S	2	162
Nufarm Ltd.	8	63
OJI Paper Co. Ltd.	41	168
OneSteel Ltd.	36	57
Orica Ltd.	16	166
OSAKA Titanium Technologies Co. Ltd. (e)	1	26
Outokumpu Oyj (e)	6	60
OZ Minerals Ltd. (e) (f)	134	39
Rautaruukki Oyj (e)	4	65
Rexam Plc	32	124
Rio Tinto Ltd. (e)	14	564
Rio Tinto Plc	49	1,661
Salzgitter AG	2	105
Shin-Etsu Chemical Co. Ltd.	20	992
Showa Denko KK	61	76
Sims Group Ltd. (e)	7	85
Solvay SA	3	206
SSAB Svenskt Stal AB - Class A (e)	9	73
SSAB Svenskt Stal AB - Class B (e)	4	32
Stora Enso Oyj - Class R (c)	29	102
Sumitomo Chemical Co. Ltd.	79	272
Sumitomo Metal Industries Ltd.	186	377
Sumitomo Metal Mining Co. Ltd.	28	269
Svenska Cellulosa AB	28	216
Syngenta AG	5	965
Taiheiyo Cement Corp.	49	71
Taiyo Nippon Sanso Corp.	14	92
Teijin Ltd.	41	90
ThyssenKrupp AG (e)	18	314
Titan Cement Co. SA	3	70
Tokuyama Corp. (e)	10	64

Tokyo Steel Manufacturing Co. Ltd.	5	54
Toray Industries Inc. (e)	65	262
Tosoh Corp. (e)	28	53
Toyo Seikan Kaisha Ltd.	8	121
Ube Industries Ltd.	53	97
Umicore	6	119
UPM-Kymmene Oyj	25	144
Vedanta Resources Plc	7	63
Voestalpine AG	5	70
Wacker Chemie AG	1	56
Xstrata Plc	93	621
Yamato Kogyo Co. Ltd.	2	41
Yara International ASA (e)	10	208
		28,433
TELECOMMUNICATION SERVICES - 6.5%
Belgacom SA	8	256
BT Group Plc	384	431
Cable & Wireless Plc	126	253
Deutsche Telekom AG	140	1,737
Elisa Oyj	7	97
France Telecom SA	90	2,057
Hellenic Telecommunications Organization SA	13	191
Hutchison Telecommunications International Ltd. (e)	66	20
Iliad SA	1	79
KDDI Corp.	-	678
Koninklijke KPN NV	87	1,162
Millicom International Cellular SA	4	136
Mobistar SA	2	96
Nippon Telegraph & Telephone Corp.	25	942
NTT DoCoMo Inc.	1	1,056
Portugal Telecom SGPS SA	29	228
Singapore Telecommunications Ltd.	394	656
SoftBank Corp. (e)	38	483
Swisscom AG	1	328
Tele2 AB	16	133
Telecom Corp. of New Zealand Ltd.	84	110
Telecom Italia SpA	497	641
Telefonica SA	209	4,163
Telekom Austria AG	16	248
Telenor ASA	41	233
TeliaSonera AB (e)	109	524
Telstra Corp. Ltd.	216	482
Vodafone Group Plc	2,588	4,559
		21,979
UTILITIES - 6.7%
A2A SpA	64	97
Acciona SA (e)	1	149
ACEA SpA	3	42
AGL Energy Ltd.	22	225

Centrica Plc	252	824
Cheung Kong Infrastructure Holdings Ltd.	22	88
Chubu Electric Power Co. Inc.	33	721
Chugoku Electric Power Co. Inc.	14	301
CLP Holdings Ltd.	101	697
Contact Energy Ltd. (e)	13	41
Drax Group Plc	16	117
E.ON AG	94	2,603
EDP Renovaveis SA (c)	11	91
Electric Power Development Co. Ltd.	7	194
Electricite de France SA	10	390
Enagas SA	8	119
Enel SpA	214	1,026
Energias de Portugal SA	89	310
Fortum Oyj (c)	22	420
Gas Natural SDG SA (e)	10	143
GDF Suez	54	1,855
Hokkaido Electric Power Co. Inc.	10	191
Hokuriku Electric Power Co.	8	202
Hong Kong & China Gas Co. Ltd.	192	303
Hongkong Electric Holdings Ltd.	68	401
Iberdrola Renovables SA (c)	41	168
Iberdrola SA	173	1,210
International Power Plc	76	229
Kansai Electric Power Co. Inc.	38	819
Kyushu Electric Power Co. Inc.	18	413
National Grid Plc	121	928
Osaka Gas Co. Ltd.	97	304
Public Power Corp.	5	91
Red Electrica Corp. SA	5	208
RWE AG	22	1,540
Scottish & Southern Energy Plc	45	718
Severn Trent Plc	12	165
Shikoku Electric Power Co. Inc. (e)	9	235
Snam Rete Gas SpA (e)	38	203
SP AusNet	30	19
Suez Environnement SA (c)	13	193
Terna Rete Elettrica Nazionale SpA	58	180
Toho Gas Co. Ltd. (e)	23	106
Tohoku Electric Power Co. Inc. (e)	21	467
Tokyo Electric Power Co. Inc.	60	1,500
Tokyo Gas Co. Ltd.	115	403
Union Fenosa SA	18	432
United Utilities Group Plc	34	238
Veolia Environnement (e)	18	382
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	4	149
		22,850

Total Common Stocks (cost $522,210)		326,045

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Bayerische Motoren Werke AG - PFD	3	51
Porsche Automobil Holding SE	4	199
Volkswagen AG	5	305
		555
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	9	245
Lindt & Spruengli AG (e)	-	50
		295
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	46	86
Unipol Gruppo Finanziario SpA	42	25
		111
HEALTH CARE - 0.1%
Fresenius SE	4	176

INDUSTRIALS - 0.0%
Schindler Holding AG	3	123

MATERIALS - 0.0%
Italcementi SpA	4	23

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	296	301

UTILITIES - 0.0%
RWE AG	2	115

Total Preferred Stocks (cost $3,051)		1,699

RIGHTS - 0.2%
Banco Espirito Santo SA (c) (e)	10	16
Dowa Mining Co. Ltd. (c) (f)	10	-
HSBC Holdings Plc (c)	247	500
Mapfre SA (c)	34	-
Nordea Bank AB (c)	1,110	127
Pohjola Bank Plc (c) (f)	6	8
Royal Bank of Scotland Group Plc (c) (f)	375	4
SEGRO Plc (c)	240	17
Fortis (c) (f)	101	-

Total Rights (cost $495)		672

SHORT TERM INVESTMENTS - 13.2%
Mutual Funds - 3.0%
JNL Money Market Fund, 0.31% (a) (h)	10,333	10,333

Securities Lending Collateral - 9.8%

Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	34,247	33,144
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	1,711	-
		33,144
U.S. Treasury Securities - 0.4%
U.S. Treasury Bill, 0.26%, 06/18/09 (o)	$ 1,515	1,515

Total Short Term Investments (cost $47,805)		44,992

Total Investments - 109.8% (cost $573,561)		373,408
Other Assets and Liabilities, Net - (9.8%)		(33,323)
Total Net Assets - 100%		$ 340,085

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.9%
Banc of America Commercial Mortgage Inc. REMIC, 5.12%, 07/11/43	$ 150	$ 141
Banc of America Commercial Mortgage Inc. REMIC, 5.77%, 05/10/45 (i)	550	269
Banc of America Commercial Mortgage Inc. REMIC, 4.76%, 07/01/45	350	327
Banc of America Commercial Mortgage Inc. REMIC, 4.89%, 07/10/45	370	315
Banc of America Commercial Mortgage Inc. REMIC, 5.45%, 01/15/49	200	143
Banc of America Commercial Mortgage Inc. REMIC, 5.48%, 01/15/49 (i)	350	155
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.21%, 02/11/44	260	213
Capital Auto Receivables Asset Trust, 5.21%, 03/17/14	500	467
Capital One Multi-Asset Execution Trust, 4.05%, 03/15/13	250	248
Capital One Multi-Asset Execution Trust, 4.70%, 06/15/15	1,000	942
Chase Issuance Trust, 4.65%, 12/17/12	95	95
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	250	222
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	250	184
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.65%, 10/15/48	500	240
CS First Boston Mortgage Securities Corp. REMIC, 5.42%, 05/15/36 (i)	350	283
CS First Boston Mortgage Securities Corp. REMIC, 4.83%, 04/15/37	380	294
CS First Boston Mortgage Securities Corp. REMIC, 5.10%, 08/15/38 (i)	350	286
CW Capital Cobalt Ltd. REMIC, 5.22%, 08/15/48	200	165
First Union National Bank-Bank of America REMIC, 6.17%, 03/15/33	271	270
GE Capital Commercial Mortgage Corp. REMIC, 5.51%, 11/10/45 (i)	200	96
GMAC Commercial Mortgage Securities Inc. REMIC, 5.04%, 12/10/41 (i)	75	24
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	500	360
GS Mortgage Securities Corp. II REMIC, 5.56%, 11/10/39	400	300
GS Mortgage Securities Corp. II REMIC, 5.99%, 08/10/45 (i)	850	580
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.82%, 05/12/34	106	106
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.45%, 01/12/38	400	377
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.88%, 01/12/38 (i)	500	408
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.58%, 03/11/39 (i)	500	457
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.77%, 03/12/39	500	445
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.72%, 02/11/41	1,700	1,388
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.37%, 06/12/41 (i)	250	205
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.74%, 07/15/42	500	367
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.98%, 07/15/42 (i)	125	33
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	278	211
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.42%, 01/15/49	250	169

JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.94%, 02/12/49 (i)	200	141
LB-UBS Commercial Mortgage Trust REMIC, 3.85%, 05/15/27	250	232
LB-UBS Commercial Mortgage Trust REMIC, 3.97%, 03/15/29	250	222
LB-UBS Commercial Mortgage Trust REMIC, 5.59%, 06/15/31	75	73
LB-UBS Commercial Mortgage Trust REMIC, 4.17%, 05/15/32	165	143
LB-UBS Commercial Mortgage Trust REMIC, 5.40%, 02/15/40	250	195
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	330	224
Merrill Lynch Mortgage Trust REMIC, 5.40%, 07/12/34	181	180
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	175
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.47%, 02/12/39 (i)	250	207
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.41%, 07/12/46 (i)	200	132
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.17%, 12/12/49	200	116
Morgan Stanley Capital I REMIC, 5.63%, 06/12/12 (i)	400	333
Morgan Stanley Capital I REMIC, 4.80%, 01/13/41	250	207
Morgan Stanley Capital I REMIC, 5.33%, 11/12/41	250	192
Morgan Stanley Capital I REMIC, 5.77%, 10/15/42 (i)	270	219
Morgan Stanley Capital I REMIC, 5.41%, 03/15/44	350	153
Morgan Stanley Capital I, 5.81%, 03/12/17	400	259
Wachovia Bank Commercial Mortgage Trust REMIC, 4.44%, 11/15/34	122	119
Wachovia Bank Commercial Mortgage Trust REMIC, 5.22%, 01/15/41	100	82
Wachovia Bank Commercial Mortgage Trust REMIC, 5.41%, 07/15/41 (i)	250	208
Wachovia Bank Commercial Mortgage Trust REMIC, 4.89%, 10/15/41	200	80
Wachovia Bank Commercial Mortgage Trust REMIC, 4.90%, 10/15/41 (i)	500	227
Wachovia Bank Commercial Mortgage Trust REMIC, 5.25%, 12/15/43	500	374
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	200	125
Wachovia Bank Commercial Mortgage Trust REMIC, 5.53%, 12/15/44 (i)	200	86
Wachovia Bank Commercial Mortgage Trust REMIC, 5.42%, 01/15/45 (i)	350	273
Wachovia Bank Commercial Mortgage Trust REMIC, 5.99%, 06/15/45 (i)	500	131

Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,045)		15,893

CORPORATE BONDS AND NOTES - 19.7%
CONSUMER DISCRETIONARY - 1.5%
CBS Corp., 7.88%, 07/30/30	125	78
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	250	267
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	100	110
Comcast Corp., 5.30%, 01/15/14	500	485
Comcast Corp., 6.50%, 01/15/15	50	50
Comcast Corp., 5.65%, 06/15/35	100	79
Comcast Corp., 6.50%, 11/15/35	100	88
Comcast Corp., 6.95%, 08/15/37	100	93
COX Communications Inc., 5.45%, 12/15/14	150	135
Daimler Finance North America LLC, 8.00%, 06/15/10	150	149
Daimler Finance North America LLC, 7.75%, 01/18/11	250	247
Daimler Finance North America LLC, 6.50%, 11/15/13	100	91
Daimler Finance North America LLC, 8.50%, 01/18/31	50	45
Fortune Brands Inc., 5.38%, 01/15/16	250	216
Grupo Televisa SA, 6.63%, 03/18/25	100	85
Historic TW Inc., 6.63%, 05/15/29	100	84

Home Depot Inc., 4.63%, 08/15/10	250	251
Home Depot Inc., 5.25%, 12/16/13	250	244
Home Depot Inc., 5.88%, 12/16/36	250	177
J.C. Penney Co. Inc., 6.38%, 10/15/36	100	63
Johnson Controls Inc., 5.50%, 01/15/16	250	185
Lowe's Cos. Inc., 5.50%, 10/15/35	150	132
Macys Retail Holdings Inc., 6.90%, 04/01/29	100	50
McDonald's Corp., 5.35%, 03/01/18	300	317
News America Inc., 5.30%, 12/15/14	175	164
News America Inc., 6.20%, 12/15/34	50	36
News America Inc., 6.40%, 12/15/35	100	74
Omnicom Group Inc., 5.90%, 04/15/16	250	213
Target Corp., 5.88%, 07/15/16	250	259
Target Corp., 7.00%, 07/15/31	100	96
Thomson Reuters Corp., 6.50%, 07/15/18	500	466
Time Warner Cable Inc., 5.85%, 05/01/17	150	134
Time Warner Cable Inc., 6.55%, 05/01/37	250	210
Time Warner Inc., 6.75%, 04/15/11	250	254
Time Warner Inc., 7.63%, 04/15/31	250	223
Viacom Inc., 6.25%, 04/30/16	250	219
Walt Disney Co., 7.00%, 03/01/32	50	57
Wyndham Worldwide Corp., 6.00%, 12/01/16	150	76
Yum! Brands Inc., 8.88%, 04/15/11	50	53
		6,255
CONSUMER STAPLES - 1.5%
Altria Group Inc., 9.70%, 11/10/18	500	544
Anheuser-Busch Cos. Inc., 5.05%, 10/15/16	100	90
Archer-Daniels-Midland Co., 5.45%, 03/15/18	350	350
Bunge Ltd. Finance Corp., 5.35%, 04/15/14	75	63
Coca-Cola Co., 5.75%, 03/15/11	250	267
Coca-Cola Enterprises Inc., 7.13%, 08/01/17	100	109
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	250	292
ConAgra Foods Inc., 7.88%, 09/15/10	134	141
CVS Caremark Corp., 6.13%, 08/15/16	250	252
Diageo Capital Plc, 4.38%, 05/03/10	50	51
Diageo Investment Corp., 8.00%, 09/15/22	100	113
General Mills Inc., 6.00%, 02/15/12	100	105
Kellogg Co., 6.60%, 04/01/11	250	267
Kimberly-Clark Corp., 5.63%, 02/15/12	250	267
Kraft Foods Inc., 6.50%, 11/01/31	100	93
Kraft Foods Inc., 7.00%, 08/11/37	100	99
Kraft Foods Inc., 6.88%, 02/01/38	150	147
Kroger Co., 5.50%, 02/01/13 (e)	100	103
Kroger Co., 7.50%, 04/01/31	150	165
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	82
PepsiCo Inc., 5.15%, 05/15/12 (e)	300	322
PepsiCo Inc., 7.90%, 11/01/18	250	307
Philip Morris International Inc., 5.65%, 05/16/18	250	248
Procter & Gamble Co., 4.95%, 08/15/14	150	162

Procter & Gamble Co., 5.55%, 03/05/37	100	102
Reynolds American Inc., 7.63%, 06/01/16	250	221
Safeway Inc., 5.80%, 08/15/12	100	104
Sara Lee Corp., 6.25%, 09/15/11	75	78
Wal-Mart Stores Inc., 4.55%, 05/01/13	100	106
Wal-Mart Stores Inc., 5.80%, 02/15/18	350	383
Wal-Mart Stores Inc., 7.55%, 02/15/30	300	354
		5,987
ENERGY - 1.3%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	89
Anadarko Petroleum Corp., 5.95%, 09/15/16	100	86
Anadarko Petroleum Corp., 6.45%, 09/15/36	150	105
Apache Corp., 5.25%, 04/15/13	250	259
Canadian Natural Resources Ltd., 5.85%, 02/01/35	150	105
Conoco Funding Co., 7.25%, 10/15/31	75	77
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	199
ConocoPhillips, 6.65%, 07/15/18	75	80
Devon Energy Corp., 7.95%, 04/15/32	100	104
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	102
EnCana Corp., 6.50%, 08/15/34	100	82
Energy Transfer Partners LP, 5.95%, 02/01/15	250	227
Enterprise Products Operating LLC, 4.95%, 06/01/10	25	25
Enterprise Products Operating LLC, 5.60%, 10/15/14	25	23
Enterprise Products Operating LLC, 6.88%, 03/01/33	25	21
Hess Corp., 6.65%, 08/15/11	275	281
Hess Corp., 7.30%, 08/15/31	35	30
Kinder Morgan Energy Partners LP, 5.85%, 09/15/12	225	222
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	75	71
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	150	141
Marathon Oil Corp., 6.13%, 03/15/12	200	202
Marathon Oil Corp., 5.90%, 03/15/18	250	228
Nexen Inc., 5.88%, 03/10/35	50	33
Nexen Inc., 6.40%, 05/15/37	100	71
Occidental Petroleum Corp., 6.75%, 01/15/12	50	54
ONEOK Partners LP, 6.65%, 10/01/36	150	112
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	107
Petrobras International Finance Co., 6.13%, 10/06/16	100	100
Petrobras International Finance Co., 5.88%, 03/01/18	150	140
Petro-Canada, 7.00%, 11/15/28	75	58
Shell International Finance BV, 5.63%, 06/27/11	250	268
Southern Natural Gas Co., 5.90%, 04/01/17 (k) (t) (v)	250	218
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	251
Suncor Energy Inc., 5.95%, 12/01/34	100	68
TransCanada Pipelines Ltd., 6.20%, 10/15/37	100	85
Transocean Inc., 6.80%, 03/15/38	150	132
Valero Energy Corp., 7.50%, 04/15/32	100	78
Weatherford International Inc., 6.35%, 06/15/17	250	214
Williams Cos. Inc., 8.75%, 03/15/32 (k)	250	227
XTO Energy Inc., 4.90%, 02/01/14	75	73
XTO Energy Inc., 6.75%, 08/01/37	150	137

		5,185
FINANCIALS - 8.5%
Abbey National Plc, 7.95%, 10/26/29	200	173
Aegon NV, 4.75%, 06/01/13	150	132
Allstate Corp., 6.13%, 02/15/12	75	74
Allstate Corp., 5.35%, 06/01/33	75	51
Allstate Corp., 5.55%, 05/09/35	100	69
American Express Co., 4.88%, 07/15/13 (e)	250	220
American Express Co., 6.15%, 08/28/17	250	207
American Express Co., 8.15%, 03/19/38	100	91
American General Finance Corp., 4.63%, 09/01/10	150	69
American General Finance Corp., 5.40%, 12/01/15	250	92
American International Group Inc., 4.25%, 05/15/13 (k)	500	202
American International Group Inc., 5.85%, 01/16/18	200	78
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	126
Asian Development Bank, 4.13%, 09/15/10	350	364
Asian Development Bank, 4.25%, 10/20/14	250	268
Assurant Inc., 6.75%, 02/15/34	100	63
AXA SA, 8.60%, 12/15/30	100	71
Bank of America Corp., 3.13%, 06/15/12	400	414
Bank of America Corp., 4.88%, 09/15/12	150	135
Bank of America Corp., 5.75%, 12/01/17	175	147
Bank of America Corp., 5.49%, 03/15/19	200	118
Bank of America NA, 6.00%, 10/15/36	250	165
Barclays Bank Plc, 6.86% (callable at 100 beginning 06/15/32) (p) (t) (v)	50	18
BB&T Capital Trust I, 5.85%, 08/18/35	100	46
BB&T Capital Trust II, 6.75%, 06/07/36	150	83
BB&T Corp., 6.50%, 08/01/11	75	76
Bear Stearns Cos. Inc., 5.70%, 11/15/14	200	190
Berkshire Hathaway Finance Corp., 4.60%, 05/15/13	100	101
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	250	254
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	100	101
Boeing Capital Corp., 5.80%, 01/15/13	125	133
Boeing Capital Corp., 6.10%, 03/01/11	250	263
Boston Properties LP, 6.25%, 01/15/13	150	126
Burlington Resources Finance Co., 7.20%, 08/15/31	100	100
Camden Property Trust, 5.00%, 06/15/15	100	77
Capital One Bank USA NA, 6.50%, 06/13/13	250	222
Capital One Financial Corp., 5.70%, 09/15/11	250	225
Capital One Financial Corp., 6.15%, 09/01/16	250	158
Caterpillar Financial Services Corp., 4.75%, 02/17/15	100	89
Chubb Corp., 5.20%, 04/01/13	100	100
Cincinnati Financial Corp., 6.13%, 11/01/34	100	66
CIT Group Funding Co. of Canada, 4.65%, 07/01/10 (k)	250	208
CIT Group Inc., 5.65%, 02/13/17	350	203
Citigroup Inc., 6.00%, 02/21/12	350	319
Citigroup Inc., 5.00%, 09/15/14	400	265
Citigroup Inc., 5.85%, 08/02/16	250	201
Citigroup Inc., 5.50%, 02/15/17	350	220

Citigroup Inc., 6.13%, 11/21/17	700	607
Citigroup Inc., 6.00%, 10/31/33	50	27
Corp. Andina de Fomento, 6.88%, 03/15/12	150	148
Countrywide Home Loans Inc., 4.13%, 09/15/09	250	247
Credit Suisse USA Inc., 6.13%, 11/15/11	100	102
Credit Suisse USA Inc., 6.50%, 01/15/12	250	255
Credit Suisse USA Inc., 5.13%, 08/15/15 (e)	200	186
Credit Suisse USA Inc., 7.13%, 07/15/32	100	100
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	218
ERP Operating LP, 5.25%, 09/15/14	50	40
ERP Operating LP, 5.75%, 06/15/17	150	119
European Investment Bank, 4.13%, 09/15/10	250	260
European Investment Bank, 4.63%, 03/21/12	200	214
European Investment Bank, 4.63%, 05/15/14	150	161
European Investment Bank, 4.88%, 02/16/16	250	272
European Investment Bank, 5.13%, 09/13/16	500	530
Export-Import Bank of Korea, 5.13%, 03/16/15	200	176
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	65
General Electric Capital Corp., 4.13%, 09/01/09 (e)	250	248
General Electric Capital Corp., 4.88%, 10/21/10	250	249
General Electric Capital Corp., 1.63%, 01/07/11 (e)	200	201
General Electric Capital Corp., 3.00%, 12/09/11	500	515
General Electric Capital Corp., 5.88%, 02/15/12	250	248
General Electric Capital Corp., 5.25%, 10/19/12	400	385
General Electric Capital Corp., 5.45%, 01/15/13 (e)	1,000	963
General Electric Capital Corp., 5.00%, 01/08/16	100	87
General Electric Capital Corp., 5.63%, 09/15/17	200	175
General Electric Capital Corp., 6.75%, 03/15/32	350	284
General Electric Capital Corp., 5.88%, 01/14/38	100	71
General Electric Capital Corp., 6.38%, 11/15/67 (i)	500	243
Goldman Sachs Group Inc., 7.35%, 10/01/09	350	354
Goldman Sachs Group Inc., 1.63%, 07/15/11	300	300
Goldman Sachs Group Inc., 3.25%, 06/15/12	400	418
Goldman Sachs Group Inc., 5.25%, 04/01/13	100	94
Goldman Sachs Group Inc., 5.13%, 01/15/15	200	180
Goldman Sachs Group Inc., 6.25%, 09/01/17	200	185
Goldman Sachs Group Inc., 5.95%, 01/18/18	300	272
Goldman Sachs Group Inc., 6.15%, 04/01/18	75	69
Goldman Sachs Group Inc., 5.95%, 01/15/27	250	172
Goldman Sachs Group Inc., 6.13%, 02/15/33	250	208
Goldman Sachs Group Inc., 6.75%, 10/01/37	200	135
Hartford Financial Services Group Inc., 6.10%, 10/01/41	75	38
HCP Inc., 6.00%, 01/30/17	150	101
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	50
HSBC Finance Corp., 5.25%, 01/14/11	500	429
HSBC Holdings Plc, 5.25%, 12/12/12	200	197
HSBC Holdings Plc, 7.63%, 05/17/32	150	123
HSBC Holdings Plc, 6.50%, 05/02/36	150	124
Inter-American Development Bank, 7.38%, 01/15/10	100	105
Inter-American Development Bank, 5.13%, 09/13/16	250	271
International Bank for Reconstruction & Development, 7.63%, 01/19/23	300	409

International Lease Finance Corp., 5.75%, 06/15/11	250	162
John Deere Capital Corp., 7.00%, 03/15/12	250	266
JPMorgan Chase & Co., 6.75%, 02/01/11	250	255
JPMorgan Chase & Co., 3.13%, 12/01/11	500	518
JPMorgan Chase & Co., 6.63%, 03/15/12	100	98
JPMorgan Chase & Co., 5.38%, 10/01/12 (e)	600	601
JPMorgan Chase & Co., 5.75%, 01/02/13	100	96
JPMorgan Chase & Co., 4.75%, 03/01/15	250	238
JPMorgan Chase & Co., 5.15%, 10/01/15	250	220
JPMorgan Chase & Co., 6.40%, 10/02/17	250	243
JPMorgan Chase Bank NA, 6.00%, 10/01/17	250	234
JPMorgan Chase Capital XV, 5.88%, 03/15/35	75	44
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	100	64
KeyBank NA, 5.80%, 07/01/14	100	84
Kreditanstalt fuer Wiederaufbau, 4.63%, 01/20/11	250	262
Kreditanstalt fuer Wiederaufbau, 3.25%, 02/15/11	500	517
Kreditanstalt fuer Wiederaufbau, 3.25%, 03/15/13	250	254
Kreditanstalt fuer Wiederaufbau, 3.50%, 05/16/13 (e)	400	413
Kreditanstalt fuer Wiederaufbau, 4.13%, 10/15/14	150	158
Kreditanstalt fuer Wiederaufbau, 4.88%, 01/17/17 (e)	500	538
Landwirtschaftliche Rentenbank, 5.25%, 07/15/11	500	536
Lehman Brothers Holdings Inc., 6.88%, 07/17/37 (d)	250	-
Lincoln National Corp., 7.00%, 05/17/66 (i)	250	52
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	100	89
Marshall & Ilsley Bank, 6.38%, 09/01/11	100	94
MBNA Corp., 7.50%, 03/15/12	100	92
Merrill Lynch & Co. Inc., 5.00%, 01/15/15	550	422
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	250	153
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	350	274
MetLife Inc., 5.00%, 11/24/13	100	95
MetLife Inc., 5.70%, 06/15/35	100	69
MetLife Inc., 6.40%, 12/15/36 (i)	100	42
Morgan Stanley, 4.25%, 05/15/10	500	486
Morgan Stanley, 5.05%, 01/21/11	500	492
Morgan Stanley, 4.75%, 04/01/14	450	368
Morgan Stanley, 5.45%, 01/09/17	350	306
Morgan Stanley, 7.25%, 04/01/32	25	22
MUFG Capital Finance 1 Ltd., 6.35% (callable at 100 beginning 07/25/16) (p)	250	168
National Australia Bank Ltd., 8.60%, 05/19/10	150	154
National City Bank, 4.63%, 05/01/13	100	91
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/32	150	139
National Westminster Bank Plc, 7.38%, 10/01/09	250	243
Oesterreichische Kontrollbank AG, 4.75%, 11/08/11	250	263
Oesterreichische Kontrollbank AG, 4.75%, 10/16/12	250	269
ORIX Corp., 5.48%, 11/22/11	200	136
PNC Funding Corp., 5.25%, 11/15/15	250	225
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	140
ProLogis, 5.63%, 11/15/16	250	125
Prudential Financial Inc., 5.70%, 12/14/36	250	120
Realty Income Corp., 6.75%, 08/15/19	150	104

Regions Bank, 2.75%, 12/10/10 (e)	400	409
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	100	63
Simon Property Group LP, 5.25%, 12/01/16	250	186
SLM Corp., 5.00%, 10/01/13	50	27
SLM Corp., 5.05%, 11/14/14	250	132
SunTrust Bank, 6.38%, 04/01/11	200	202
SunTrust Capital VIII, 6.10%, 12/15/36 (i)	150	84
Svensk Exportkredit AB, 4.00%, 06/15/10	200	205
Svensk Exportkredit AB, 5.13%, 03/01/17	200	208
Toll Brothers Finance Corp., 4.95%, 03/15/14	50	42
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	121
Travelers Cos. Inc., 6.25%, 03/15/37 (i)	250	133
Travelers Cos. Inc., 6.25%, 06/15/37	150	137
U.S. Bank NA, 6.38%, 08/01/11	600	630
UBS AG Stamford, 5.88%, 07/15/16	250	195
UBS AG Stamford, 5.88%, 12/20/17	250	215
Unilever Capital Corp., 7.13%, 11/01/10	100	107
Wachovia Bank NA, 7.80%, 08/18/10	250	249
Wachovia Bank NA, 4.88%, 02/01/15	200	164
Wachovia Bank NA, 5.85%, 02/01/37	250	181
Wachovia Corp., 5.25%, 08/01/14	250	208
Washington Mutual Bank, 5.13%, 01/15/15 (d)	200	1
Wells Fargo & Co., 5.00%, 11/15/14	200	167
Wells Fargo & Co., 5.63%, 12/11/17	300	274
Wells Fargo Bank NA, 6.45%, 02/01/11	100	98
Wells Fargo Bank NA, 4.75%, 02/09/15	250	213
Wells Fargo Financial Inc., 5.50%, 08/01/12	250	242
		34,730
HEALTH CARE - 1.2%
Abbott Laboratories, 5.88%, 05/15/16	250	268
Aetna Inc., 6.63%, 06/15/36	150	124
Amgen Inc., 5.85%, 06/01/17	200	205
AstraZeneca Plc, 5.90%, 09/15/17	250	265
AstraZeneca Plc, 6.45%, 09/15/37	250	259
Baxter International Inc., 4.63%, 03/15/15	75	76
Bristol-Myers Squibb Co., 5.88%, 11/15/36	150	143
Eli Lilly & Co., 5.55%, 03/15/37	100	95
Genentech Inc., 4.75%, 07/15/15	50	50
Genentech Inc., 5.25%, 07/15/35	250	209
GlaxoSmithKline Capital Inc., 4.38%, 04/15/14	150	152
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18	250	256
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	150	134
Johnson & Johnson, 5.95%, 08/15/37	250	264
Merck & Co. Inc., 4.75%, 03/01/15	250	259
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	52
Schering-Plough Corp., 6.00%, 09/15/17	250	258
Schering-Plough Corp., 6.50%, 12/01/33 (l)	50	53
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	138
Thermo Fisher Scientific Inc., 5.00%, 06/01/15	200	191

UnitedHealth Group Inc., 5.38%, 03/15/16	250	225
UnitedHealth Group Inc., 5.80%, 03/15/36	150	116
WellPoint Inc., 4.25%, 12/15/09	50	50
WellPoint Inc., 5.00%, 01/15/11	250	251
WellPoint Inc., 5.85%, 01/15/36	100	81
Wyeth, 6.70%, 03/15/11 (l)	400	426
Wyeth, 5.50%, 03/15/13 (l)	100	104
Wyeth, 6.45%, 02/01/24	100	102
		4,806
INDUSTRIALS - 1.0%
3M Co., 5.70%, 03/15/37	150	153
Burlington Northern Santa Fe Corp., 5.90%, 07/01/12	150	157
Burlington Northern Santa Fe Corp., 6.15%, 05/01/37	100	92
Caterpillar Inc., 6.05%, 08/15/36	150	129
CSX Corp., 6.75%, 03/15/11	50	50
CSX Corp., 6.30%, 03/15/12	250	247
Emerson Electric Co., 5.00%, 12/15/14	100	103
General Dynamics Corp., 4.25%, 05/15/13	250	259
General Electric Co., 5.00%, 02/01/13	100	100
Honeywell International Inc., 6.13%, 11/01/11	100	109
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	344
Lockheed Martin Corp., 6.15%, 09/01/36 (e)	175	177
Norfolk Southern Corp., 7.25%, 02/15/31	75	76
Norfolk Southern Corp., 7.05%, 05/01/37	100	103
Northrop Grumman Systems Corp., 7.75%, 03/01/16	150	173
Raytheon Co., 5.38%, 04/01/13	100	105
RR Donnelley & Sons Co., 4.95%, 04/01/14	200	150
RR Donnelley & Sons Co., 5.50%, 05/15/15	50	33
Tyco International Group SA, 6.38%, 10/15/11	91	92
Union Pacific Corp., 5.70%, 08/15/18	250	238
Union Pacific Corp., 6.63%, 02/01/29	25	25
United Technologies Corp., 6.35%, 03/01/11	75	80
United Technologies Corp., 4.88%, 05/01/15	300	314
United Technologies Corp., 6.13%, 02/01/19	250	269
United Technologies Corp., 6.70%, 08/01/28	50	52
Waste Management Inc., 7.38%, 08/01/10	100	102
Waste Management Inc., 6.10%, 03/15/18	200	189
		3,921
INFORMATION TECHNOLOGY - 0.5%
Cisco Systems Inc., 5.50%, 02/22/16	250	265
Hewlett-Packard Co., 6.50%, 07/01/12	250	270
International Business Machines Corp., 5.70%, 09/14/17	300	311
International Business Machines Corp., 6.50%, 01/15/28	200	205
Motorola Inc., 7.63%, 11/15/10	274	260
Oracle Corp., 5.00%, 01/15/11	250	262
Oracle Corp., 5.75%, 04/15/18	350	365
Tyco Electronics Group SA, 6.00%, 10/01/12 (l)	100	86
Xerox Corp., 6.88%, 08/15/11	150	143
		2,167
MATERIALS - 0.5%

Alcoa Inc., 5.38%, 01/15/13	50	40
Alcoa Inc., 5.55%, 02/01/17	200	132
BHP Billiton Finance USA Ltd., 4.80%, 04/15/13	100	98
CRH America Inc., 6.00%, 09/30/16	250	176
Dow Chemical Co., 6.13%, 02/01/11	50	47
Dow Chemical Co., 6.00%, 10/01/12	50	43
EI Du Pont de Nemours & Co., 4.75%, 11/15/12	100	103
International Paper Co., 7.95%, 06/15/18	150	114
Lafarge SA, 6.50%, 07/15/16	250	182
Newmont Mining Corp., 5.88%, 04/01/35	50	38
Praxair Inc., 3.95%, 06/01/13	100	100
Rio Tinto Alcan Inc., 4.88%, 09/15/12	50	45
Rio Tinto Alcan Inc., 6.13%, 12/15/33	25	18
Rohm & Haas Co., 7.85%, 07/15/29	50	41
Southern Copper Corp., 7.50%, 07/27/35	150	109
Vale Overseas Ltd., 6.25%, 01/11/16	100	101
Vale Overseas Ltd., 6.25%, 01/23/17	150	148
Vale Overseas Ltd., 6.88%, 11/21/36	100	86
Weyerhaeuser Co., 6.75%, 03/15/12	250	240
Weyerhaeuser Co., 7.38%, 03/15/32	100	67
		1,928
TELECOMMUNICATION SERVICES - 2.2%
America Movil SAB de CV, 6.38%, 03/01/35	200	161
AT&T Corp., 8.00%, 11/15/31 (l)	500	543
AT&T Inc., 5.30%, 11/15/10	250	258
AT&T Inc., 5.88%, 02/01/12	100	105
AT&T Inc., 4.95%, 01/15/13	750	761
AT&T Inc., 5.10%, 09/15/14	150	151
AT&T Inc., 6.15%, 09/15/34	50	44
AT&T Wireless Services Inc., 7.88%, 03/01/11	250	267
AT&T Wireless Services Inc., 8.75%, 03/01/31	108	118
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	102
BellSouth Corp., 5.20%, 09/15/14	100	101
British Telecommunications Plc, 8.38%, 12/15/10 (l)	250	260
British Telecommunications Plc, 8.63%, 12/15/30 (l)	150	136
CenturyTel Inc., 6.00%, 04/01/17	250	209
Deutsche Telekom International Finance BV, 8.50%, 06/15/10 (l)	400	418
Deutsche Telekom International Finance BV, 5.75%, 03/23/16 (e)	250	245
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	100	107
Embarq Corp., 8.00%, 06/01/36	100	75
France Telecom SA, 8.50%, 03/01/31 (l)	250	315
GTE Corp., 6.84%, 04/15/18	250	248
GTE Corp., 6.94%, 04/15/28	50	45
Koninklijke KPN NV, 8.00%, 10/01/10	250	259
Qwest Corp., 6.50%, 06/01/17	250	208
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	104
Telecom Italia Capital SA, 5.25%, 11/15/13	500	449
Telecom Italia Capital SA, 4.95%, 09/30/14	100	86
Telecom Italia Capital SA, 6.38%, 11/15/33	50	37

Telecom Italia Capital SA, 6.00%, 09/30/34	100	68
Telefonica Europe BV, 8.25%, 09/15/30	200	220
TELUS Corp., 8.00%, 06/01/11	200	208
Verizon Communications Inc., 5.85%, 09/15/35	350	297
Verizon Global Funding Corp., 7.25%, 12/01/10	250	264
Verizon Global Funding Corp., 7.75%, 12/01/30	50	51
Verizon New England Inc., 6.50%, 09/15/11	250	259
Verizon Wireless Capital LLC, 7.38%, 11/15/13 (t) (v)	750	804
Vodafone Group Plc, 5.00%, 12/16/13	150	152
Vodafone Group Plc, 5.38%, 01/30/15	100	99
Vodafone Group Plc, 5.63%, 02/27/17	600	595
		8,829
UTILITIES - 1.5%
Alabama Power Co., 5.88%, 12/01/22	100	103
CenterPoint Energy Resources Corp., 7.75%, 02/15/11	150	152
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	50	52
Consolidated Edison Co. of New York Inc., 5.30%, 03/01/35	250	201
Constellation Energy Group Inc., 7.00%, 04/01/12	100	98
Constellation Energy Group Inc., 7.60%, 04/01/32	150	124
Consumers Energy Co., 5.50%, 08/15/16	25	24
DCP Midstream LLC 7.88%, 08/16/10	250	253
Detroit Edison Co., 5.60%, 06/15/18	250	245
Duke Energy Carolinas LLC, 5.63%, 11/30/12	150	159
Duke Energy Carolinas LLC, 5.30%, 10/01/15	200	207
Energy East Corp., 6.75%, 07/15/36	150	101
Enersis SA, 7.40%, 12/01/16	150	155
Exelon Generation Co. LLC, 6.95%, 06/15/11 (e)	150	153
Exelon Generation Co. LLC, 5.35%, 01/15/14 (e)	150	140
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	179
FirstEnergy Corp., 6.45%, 11/15/11	125	125
FirstEnergy Corp., 7.38%, 11/15/31	125	102
Florida Power & Light Co., 5.63%, 04/01/34	100	97
Florida Power & Light Co., 5.95%, 02/01/38	250	253
MidAmerican Energy Co., 6.75%, 12/30/31	50	50
MidAmerican Energy Holdings Co., 5.88%, 10/01/12	100	104
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	150	133
National Grid Plc, 6.30%, 08/01/16	150	146
NiSource Finance Corp., 5.40%, 07/15/14	75	60
Northern States Power Co., 8.00%, 08/28/12	100	112
Ohio Power Co., 6.00%, 06/01/16	250	240
Oncor Electric Delivery Co., 6.38%, 01/15/15	150	147
Oncor Electric Delivery Co., 7.00%, 09/01/22	150	140
Pacific Gas & Electric Co., 4.80%, 03/01/14	250	251
Pacific Gas & Electric Co., 6.05%, 03/01/34	100	98
PacifiCorp, 5.75%, 04/01/37	150	142
Pepco Holdings Inc., 6.45%, 08/15/12	225	225
Progress Energy Inc., 7.10%, 03/01/11	117	121
Progress Energy Inc., 7.75%, 03/01/31	150	150
PSEG Power LLC, 8.63%, 04/15/31	75	75
SCANA Corp., 6.88%, 05/15/11	75	77

Scottish Power Ltd., 5.38%, 03/15/15	50	45
Sempra Energy, 6.00%, 02/01/13	250	254
Southern California Edison Co., 6.00%, 01/15/34	75	75
Union Electric Co., 6.40%, 06/15/17	100	96
Virginia Electric & Power Co., 5.95%, 09/15/17	250	260
Virginia Electric & Power Co., 6.00%, 01/15/36	150	145
		6,069

Total Corporate Bonds and Notes (cost $89,151)		79,877

GOVERNMENT AND AGENCY OBLIGATIONS - 75.4%
GOVERNMENT SECURITIES - 29.4%
Municipals - 0.1%
New Jersey State Turnpike Authority - Series B (insured by AMBAC Assurance Corp.) 4.25%, 01/01/16	95	91
New Jersey State Turnpike Authority - Series B (Prerefunded at 01/01/15, insured by
AMBAC Assurance Corp.) 4.25%, 01/01/16	5	4
State of Illinois, 5.10%, 06/01/33	200	175
		270
Sovereign - 2.3%
Brazilian Government International Bond, 11.00%, 01/11/12	315	373
Brazilian Government International Bond, 7.88%, 03/07/15	165	182
Brazilian Government International Bond, 8.88%, 04/15/24	135	156
Brazilian Government International Bond, 10.13%, 05/15/27	235	301
Brazilian Government International Bond, 7.13%, 01/20/37	155	155
Brazilian Government International Bond, 11.00%, 08/17/40 (e)	300	381
Chile Government International Bond, 5.50%, 01/15/13	100	107
Financement-Quebec, 5.00%, 10/25/12	100	105
Hungary Government International Bond, 4.75%, 02/03/15	250	212
Hydro Quebec, 8.00%, 02/01/13	250	291
Hydro Quebec, 7.50%, 04/01/16	100	122
Hydro Quebec, 9.40%, 02/01/21	250	344
Israel Government International Bond, 4.63%, 06/15/13	75	80
Israel Government International Bond, 5.50%, 11/09/16	450	484
Italy Government International Bond, 5.63%, 06/15/12	250	265
Italy Government International Bond, 4.38%, 06/15/13	100	102
Italy Government International Bond, 6.88%, 09/27/23	450	513
Italy Government International Bond, 5.38%, 06/15/33	100	94
Mexico Government International Bond, 7.50%, 01/14/12	100	110
Mexico Government International Bond, 6.38%, 01/16/13 (e)	89	94
Mexico Government International Bond, 5.88%, 01/15/14	250	258
Mexico Government International Bond, 6.63%, 03/03/15	93	98
Mexico Government International Bond, 5.63%, 01/15/17 (e)	250	244
Mexico Government International Bond, 7.50%, 04/08/33	250	260
Poland Government International Bond, 5.00%, 10/19/15	150	140
Province of Manitoba, Canada, 5.00%, 02/15/12	250	266
Province of New Brunswick, 5.20%, 02/21/17	250	274
Province of Nova Scotia, Canada, 5.75%, 02/27/12	100	108
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	353
Province of Ontario, Canada, 3.63%, 10/21/09	150	151

Province of Ontario, Canada, 4.50%, 02/03/15 (e)	100	104
Province of Ontario, Canada, 5.45%, 04/27/16	250	274
Province of Quebec, Canada, 6.13%, 01/22/11 (e)	500	533
Province of Quebec, Canada, 4.60%, 05/26/15	250	259
Province of Quebec, Canada, 7.50%, 07/15/23	100	123
Republic of Korea, 5.13%, 12/07/16	150	139
South Africa Government International Bond, 7.38%, 04/25/12	100	103
South Africa Government International Bond, 6.50%, 06/02/14	200	200
Tennessee Valley Authority, 5.50%, 07/18/17	1,000	1,116
		9,474
U.S. Treasury Securities - 27.0%
U.S. Treasury Bond, 10.63%, 08/15/15 (e)	450	676
U.S. Treasury Bond, 7.25%, 05/15/16	730	962
U.S. Treasury Bond, 7.50%, 11/15/16 (e)	340	456
U.S. Treasury Bond, 4.50%, 05/15/17 (e)	1,015	1,169
U.S. Treasury Bond, 8.75%, 05/15/17 (e)	345	498
U.S. Treasury Bond, 8.88%, 08/15/17 (e)	780	1,138
U.S. Treasury Bond, 4.25%, 11/15/17 (e)	330	374
U.S. Treasury Bond, 9.13%, 05/15/18 (e)	315	477
U.S. Treasury Bond, 8.88%, 02/15/19	1,500	2,263
U.S. Treasury Bond, 8.13%, 08/15/19 (e)	1,400	2,030
U.S. Treasury Bond, 8.50%, 02/15/20 (e)	1,340	2,001
U.S. Treasury Bond, 8.75%, 08/15/20 (e)	1,710	2,609
U.S. Treasury Bond, 7.88%, 02/15/21	620	899
U.S. Treasury Bond, 8.00%, 11/15/21 (e)	1,050	1,554
U.S. Treasury Bond, 7.13%, 02/15/23 (e)	1,155	1,624
U.S. Treasury Bond, 6.25%, 08/15/23 (e)	370	487
U.S. Treasury Bond, 7.63%, 02/15/25 (e)	589	899
U.S. Treasury Bond, 6.88%, 08/15/25	440	631
U.S. Treasury Bond, 6.00%, 02/15/26 (e)	730	962
U.S. Treasury Bond, 6.50%, 11/15/26	560	778
U.S. Treasury Bond, 6.63%, 02/15/27	70	99
U.S. Treasury Bond, 6.38%, 08/15/27 (e)	380	524
U.S. Treasury Bond, 6.13%, 11/15/27	410	551
U.S. Treasury Bond, 5.50%, 08/15/28 (e)	230	290
U.S. Treasury Bond, 5.25%, 02/15/29 (e)	1,520	1,872
U.S. Treasury Bond, 6.25%, 05/15/30	600	833
U.S. Treasury Bond, 5.38%, 02/15/31 (e)	650	820
U.S. Treasury Bond, 4.50%, 02/15/36	770	887
U.S. Treasury Bond, 4.75%, 02/15/37 (e)	750	899
U.S. Treasury Bond, 5.00%, 05/15/37	550	684
U.S. Treasury Bond, 4.38%, 02/15/38 (e)	400	454
U.S. Treasury Bond, 4.50%, 05/15/38 (e)	500	584
U.S. Treasury Note, 4.00%, 04/15/10 (e)	570	590
U.S. Treasury Note, 4.50%, 05/15/10 (e)	830	866
U.S. Treasury Note, 2.63%, 05/31/10 (e)	4,180	4,277
U.S. Treasury Note, 3.63%, 06/15/10 (e)	210	218
U.S. Treasury Note, 2.88%, 06/30/10	2,000	2,056
U.S. Treasury Note, 3.88%, 07/15/10 (e)	720	751
U.S. Treasury Note, 2.75%, 07/31/10 (e)	1,410	1,450

U.S. Treasury Note, 4.13%, 08/15/10 (e)	890	934
U.S. Treasury Note, 2.38%, 08/31/10 (e)	2,000	2,049
U.S. Treasury Note, 3.88%, 09/15/10	580	608
U.S. Treasury Note, 4.25%, 10/15/10	1,090	1,152
U.S. Treasury Note, 1.25%, 11/30/10 (e)	1,000	1,008
U.S. Treasury Note, 0.88%, 12/31/10	300	301
U.S. Treasury Note, 4.25%, 01/15/11 (e)	1,640	1,745
U.S. Treasury Note, 0.88%, 01/31/11 (e)	2,400	2,405
U.S. Treasury Note, 4.50%, 02/28/11 (e)	1,288	1,378
U.S. Treasury Note, 4.88%, 04/30/11 (e)	740	802
U.S. Treasury Note, 4.88%, 05/31/11 (e)	780	848
U.S. Treasury Note, 4.88%, 07/31/11	830	907
U.S. Treasury Note, 5.00%, 08/15/11 (e)	200	220
U.S. Treasury Note, 4.50%, 09/30/11 (e)	670	728
U.S. Treasury Note, 4.63%, 10/31/11	1,050	1,148
U.S. Treasury Note, 1.75%, 11/15/11	1,000	1,019
U.S. Treasury Note, 4.50%, 11/30/11 (e)	200	218
U.S. Treasury Note, 1.13%, 12/15/11 (e)	1,500	1,504
U.S. Treasury Note, 4.75%, 01/31/12 (e)	1,720	1,899
U.S. Treasury Note, 1.38%, 02/15/12 (e)	1,500	1,512
U.S. Treasury Note, 4.88%, 02/15/12	505	559
U.S. Treasury Note, 4.63%, 02/29/12 (e)	1,455	1,602
U.S. Treasury Note, 4.50%, 03/31/12 (e)	1,600	1,757
U.S. Treasury Note, 4.50%, 04/30/12 (e)	355	390
U.S. Treasury Note, 4.75%, 05/31/12 (e)	450	499
U.S. Treasury Note, 4.63%, 07/31/12 (e)	2,040	2,263
U.S. Treasury Note, 4.25%, 09/30/12 (e)	780	859
U.S. Treasury Note, 3.88%, 10/31/12 (e)	3,800	4,140
U.S. Treasury Note, 3.88%, 02/15/13 (e)	405	444
U.S. Treasury Note, 2.75%, 02/28/13 (e)	990	1,043
U.S. Treasury Note, 3.13%, 04/30/13 (e)	995	1,065
U.S. Treasury Note, 3.50%, 05/31/13 (e)	1,400	1,518
U.S. Treasury Note, 3.38%, 07/31/13	800	866
U.S. Treasury Note, 3.13%, 09/30/13	1,650	1,767
U.S. Treasury Note, 2.00%, 11/30/13	1,760	1,796
U.S. Treasury Note, 1.75%, 01/31/14 (e)	11,040	11,115
U.S. Treasury Note, 4.00%, 02/15/14 (e)	650	723
U.S. Treasury Note, 4.75%, 05/15/14 (e)	600	693
U.S. Treasury Note, 4.25%, 08/15/14 (e)	175	198
U.S. Treasury Note, 4.25%, 11/15/14 (e)	290	329
U.S. Treasury Note, 4.00%, 02/15/15 (e)	2,000	2,237
U.S. Treasury Note, 4.13%, 05/15/15 (e)	1,140	1,288
U.S. Treasury Note, 4.25%, 08/15/15	2,180	2,484
U.S. Treasury Note, 4.50%, 11/15/15 (e)	270	313
U.S. Treasury Note, 4.50%, 02/15/16 (e)	180	208
U.S. Treasury Note, 4.88%, 08/15/16 (e)	920	1,083
U.S. Treasury Note, 4.63%, 11/15/16	450	522
U.S. Treasury Note, 4.63%, 02/15/17 (e)	100	116
U.S. Treasury Note, 4.75%, 08/15/17 (e)	690	807
U.S. Treasury Note, 3.50%, 02/15/18 (e)	1,340	1,438

U.S. Treasury Note, 4.00%, 08/15/18	900	1,000
U.S. Treasury Note, 2.88%, 02/15/19 (e)	800	804
		109,503
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 46.0%
Federal Home Loan Bank - 2.4%
Federal Home Loan Bank, 3.50%, 07/16/10	1,200	1,229
Federal Home Loan Bank, 4.38%, 09/17/10	500	523
Federal Home Loan Bank, 1.63%, 01/21/11 (e)	300	301
Federal Home Loan Bank, 4.63%, 02/18/11	500	530
Federal Home Loan Bank, 5.38%, 08/19/11 (e)	500	541
Federal Home Loan Bank, 4.88%, 11/18/11	1,000	1,083
Federal Home Loan Bank, 5.75%, 05/15/12 (e)	1,125	1,258
Federal Home Loan Bank, 4.50%, 11/15/12	400	433
Federal Home Loan Bank, 3.88%, 06/14/13 (e)	600	637
Federal Home Loan Bank, 4.50%, 09/16/13 (e)	1,000	1,087
Federal Home Loan Bank, 5.25%, 06/18/14	1,090	1,226
Federal Home Loan Bank, 4.75%, 12/16/16 (e)	300	326
Federal Home Loan Bank, 4.38%, 03/17/20	300	310
Federal Home Loan Bank, 5.50%, 07/15/36 (e)	100	114
		9,598
Federal Home Loan Mortgage Corp. - 15.2%
Federal Home Loan Mortgage Corp., 7.00%, 03/15/10	550	581
Federal Home Loan Mortgage Corp., 4.50%, 07/06/10	200	208
Federal Home Loan Mortgage Corp., 4.13%, 07/12/10	800	833
Federal Home Loan Mortgage Corp., 6.88%, 09/15/10	1,800	1,939
Federal Home Loan Mortgage Corp., 4.13%, 02/24/11 (e)	500	524
Federal Home Loan Mortgage Corp., 5.63%, 03/15/11 (e)	500	540
Federal Home Loan Mortgage Corp., 5.13%, 04/18/11 (e)	500	536
Federal Home Loan Mortgage Corp., 5.50%, 09/15/11	500	546
Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	400	444
Federal Home Loan Mortgage Corp., 5.13%, 07/15/12 (e)	978	1,077
Federal Home Loan Mortgage Corp., 4.63%, 10/25/12 (e)	300	326
Federal Home Loan Mortgage Corp., 4.50%, 01/15/13 (e)	1,150	1,249
Federal Home Loan Mortgage Corp., 4.15%, 05/29/13	500	503
Federal Home Loan Mortgage Corp., 4.88%, 11/15/13 (e)	500	554
Federal Home Loan Mortgage Corp., 4.50%, 04/02/14	100	109
Federal Home Loan Mortgage Corp., 6.50%, 06/01/14	64	67
Federal Home Loan Mortgage Corp., 5.05%, 01/26/15	100	112
Federal Home Loan Mortgage Corp., 4.38%, 07/17/15	300	327
Federal Home Loan Mortgage Corp., 7.00%, 08/01/15	19	20
Federal Home Loan Mortgage Corp., 7.00%, 11/01/15	1	1
Federal Home Loan Mortgage Corp., 5.13%, 10/18/16	620	690
Federal Home Loan Mortgage Corp., 7.00%, 11/02/16	43	46
Federal Home Loan Mortgage Corp., 6.00%, 12/01/16	37	38
Federal Home Loan Mortgage Corp., 4.50%, 01/01/18	38	39
Federal Home Loan Mortgage Corp., 5.50%, 04/01/18	21	21
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	420	433
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	400	415
Federal Home Loan Mortgage Corp., 4.50%, 12/01/18	702	727
Federal Home Loan Mortgage Corp., 6.00%, 02/01/19	134	141

Federal Home Loan Mortgage Corp., 4.00%, 05/01/19	43	44
Federal Home Loan Mortgage Corp., 5.00%, 07/01/19	86	90
Federal Home Loan Mortgage Corp., 4.00%, 09/01/20	245	249
Federal Home Loan Mortgage Corp., 4.50%, 09/01/20	528	545
Federal Home Loan Mortgage Corp., 5.00%, 10/01/20	602	626
Federal Home Loan Mortgage Corp., 5.50%, 11/01/20	666	697
Federal Home Loan Mortgage Corp., 4.00%, 12/01/20	595	606
Federal Home Loan Mortgage Corp., 5.50%, 12/01/20	49	51
Federal Home Loan Mortgage Corp., 5.00%, 02/01/21	66	69
Federal Home Loan Mortgage Corp., 6.00%, 07/21/21	187	196
Federal Home Loan Mortgage Corp., 5.00%, 07/01/22	666	691
Federal Home Loan Mortgage Corp., 4.50%, 09/01/22	821	846
Federal Home Loan Mortgage Corp., 4.50%, 05/01/23	7	7
Federal Home Loan Mortgage Corp., 5.50%, 10/01/23	207	216
Federal Home Loan Mortgage Corp., 4.50%, 07/01/25	218	224
Federal Home Loan Mortgage Corp., 4.50%, 10/01/25	303	311
Federal Home Loan Mortgage Corp., 5.00%, 03/01/26	162	167
Federal Home Loan Mortgage Corp., 6.50%, 07/01/28	148	158
Federal Home Loan Mortgage Corp., 5.50%, 11/01/28	975	1,015
Federal Home Loan Mortgage Corp., 6.50%, 12/01/28	61	65
Federal Home Loan Mortgage Corp., 6.00%, 02/01/29	10	11
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	15	16
Federal Home Loan Mortgage Corp., 6.00%, 04/01/29	16	16
Federal Home Loan Mortgage Corp., 6.50%, 05/01/29	21	22
Federal Home Loan Mortgage Corp., 6.00%, 07/01/29	25	26
Federal Home Loan Mortgage Corp., 6.75%, 09/15/29	60	79
Federal Home Loan Mortgage Corp., 6.50%, 03/01/31	22	24
Federal Home Loan Mortgage Corp., 6.75%, 03/15/31	120	160
Federal Home Loan Mortgage Corp., 6.00%, 05/01/31	84	88
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	10	11
Federal Home Loan Mortgage Corp., 7.50%, 11/01/31	123	133
Federal Home Loan Mortgage Corp., 6.00%, 01/01/32	8	8
Federal Home Loan Mortgage Corp., 6.00%, 02/01/32	77	81
Federal Home Loan Mortgage Corp., 7.50%, 04/01/32	231	249
Federal Home Loan Mortgage Corp., 6.00%, 06/01/32	6	6
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32 (e)	300	381
Federal Home Loan Mortgage Corp., 5.50%, 10/01/32	979	1,021
Federal Home Loan Mortgage Corp., 6.00%, 11/01/32	66	69
Federal Home Loan Mortgage Corp., 6.00%, 12/01/32	8	9
Federal Home Loan Mortgage Corp., 6.00%, 03/01/33	5	6
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	215	224
Federal Home Loan Mortgage Corp., 5.50%, 04/01/33	124	129
Federal Home Loan Mortgage Corp., 6.00%, 04/01/33	6	7
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	16	16
Federal Home Loan Mortgage Corp., 6.00%, 05/01/33	37	39
Federal Home Loan Mortgage Corp., 5.50%, 08/01/33	226	235
Federal Home Loan Mortgage Corp., 5.00%, 09/01/33	2,256	2,336
Federal Home Loan Mortgage Corp., 4.50%, 10/01/33	7	7
Federal Home Loan Mortgage Corp., 5.50%, 10/01/33	1,005	1,048

Federal Home Loan Mortgage Corp., 6.00%, 10/01/33	38	40
Federal Home Loan Mortgage Corp., 5.50%, 11/01/33	460	480
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	50	52
Federal Home Loan Mortgage Corp., 5.50%, 12/01/33	277	289
Federal Home Loan Mortgage Corp., 5.50%, 03/01/34	215	223
Federal Home Loan Mortgage Corp., 5.00%, 05/01/34	637	659
Federal Home Loan Mortgage Corp., 6.00%, 07/01/34	246	258
Federal Home Loan Mortgage Corp., 6.50%, 12/01/34	473	501
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	825	856
Federal Home Loan Mortgage Corp., 5.00%, 02/01/35	240	248
Federal Home Loan Mortgage Corp., 5.50%, 05/01/35	273	284
Federal Home Loan Mortgage Corp., 5.00%, 06/01/35	357	369
Federal Home Loan Mortgage Corp., 6.50%, 06/01/35	7	8
Federal Home Loan Mortgage Corp., 5.00%, 07/01/35	892	922
Federal Home Loan Mortgage Corp., 6.50%, 07/01/35	8	8
Federal Home Loan Mortgage Corp., 4.75%, 09/01/35 (i)	172	174
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	2,052	2,122
Federal Home Loan Mortgage Corp., 5.50%, 11/01/35	732	762
Federal Home Loan Mortgage Corp., 4.39%, 12/01/35 (i)	1,059	1,092
Federal Home Loan Mortgage Corp., 4.50%, 12/01/35	324	331
Federal Home Loan Mortgage Corp., 5.50%, 12/01/35	2,295	2,386
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	736	771
Federal Home Loan Mortgage Corp., 6.00%, 12/01/35	1,208	1,264
Federal Home Loan Mortgage Corp., 4.50%, 01/01/36	345	352
Federal Home Loan Mortgage Corp., 5.50%, 02/01/36	314	326
Federal Home Loan Mortgage Corp., 6.00%, 02/01/36	623	652
Federal Home Loan Mortgage Corp., 5.00%, 03/01/36	55	57
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	242	250
Federal Home Loan Mortgage Corp., 5.00%, 04/01/36	815	842
Federal Home Loan Mortgage Corp., 4.50%, 08/01/36	480	490
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	104	109
Federal Home Loan Mortgage Corp., 6.00%, 09/01/36	566	593
Federal Home Loan Mortgage Corp., 6.50%, 09/01/36	378	399
Federal Home Loan Mortgage Corp., 7.00%, 11/01/36	60	64
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	1,569	1,630
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	1,119	1,162
Federal Home Loan Mortgage Corp., 5.89%, 01/01/37 (i)	140	146
Federal Home Loan Mortgage Corp., 6.05%, 01/01/37 (i)	570	593
Federal Home Loan Mortgage Corp., 5.50%, 02/01/37	386	401
Federal Home Loan Mortgage Corp., 5.66%, 02/01/37 (i)	442	458
Federal Home Loan Mortgage Corp., 6.00%, 02/01/37	711	744
Federal Home Loan Mortgage Corp., 6.50%, 03/01/37	494	521
Federal Home Loan Mortgage Corp., 6.00%, 04/16/37	100	103
Federal Home Loan Mortgage Corp., 5.50%, 05/01/37	1,740	1,807
Federal Home Loan Mortgage Corp., 6.00%, 05/01/37	2,279	2,386
Federal Home Loan Mortgage Corp., 6.00%, 08/01/37	1,111	1,163
Federal Home Loan Mortgage Corp., 7.00%, 08/01/37	500	530
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	480	507
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	328	346
Federal Home Loan Mortgage Corp., 6.50%, 09/01/37	414	437

Federal Home Loan Mortgage Corp., 5.50%, 01/01/38	105	109
Federal Home Loan Mortgage Corp., 5.00%, 04/01/38	641	662
Federal Home Loan Mortgage Corp., 5.50%, 06/01/38	495	514
Federal Home Loan Mortgage Corp., 6.00%, 09/01/38	1,000	1,047
Federal Home Loan Mortgage Corp., 6.00%, 10/01/38	47	49
Federal Home Loan Mortgage Corp., 5.50%, 11/01/38	200	208
Federal Home Loan Mortgage Corp., 6.00%, 12/01/38	553	579
Federal Home Loan Mortgage Corp., 5.00%, 01/01/39	1,100	1,136
		61,847
Federal National Mortgage Association - 23.3%
Federal National Mortgage Association, 4.13%, 05/15/10 (e)	845	871
Federal National Mortgage Association, 6.63%, 11/15/10	500	543
Federal National Mortgage Association, 4.75%, 12/15/10 (e)	460	488
Federal National Mortgage Association, 4.50%, 02/15/11	300	317
Federal National Mortgage Association, 5.50%, 03/15/11	300	324
Federal National Mortgage Association, 5.13%, 04/15/11	500	535
Federal National Mortgage Association, 6.00%, 05/15/11	1,000	1,097
Federal National Mortgage Association, 5.63%, 05/19/11	500	502
Federal National Mortgage Association, 2.00%, 01/09/12	800	807
Federal National Mortgage Association, 5.00%, 02/16/12	750	820
Federal National Mortgage Association, 6.13%, 03/15/12 (e)	500	564
Federal National Mortgage Association, 5.50%, 01/01/14	29	31
Federal National Mortgage Association, 4.63%, 10/15/14 (e)	550	606
Federal National Mortgage Association, 5.00%, 04/15/15	500	561
Federal National Mortgage Association, 4.38%, 10/15/15 (e)	390	422
Federal National Mortgage Association, 6.50%, 02/01/16	9	9
Federal National Mortgage Association, 5.00%, 03/15/16	400	444
Federal National Mortgage Association, 5.50%, 04/01/16	8	8
Federal National Mortgage Association, 6.00%, 06/01/16	62	65
Federal National Mortgage Association, 6.50%, 09/01/16	12	13
Federal National Mortgage Association, 6.00%, 10/01/16	108	114
Federal National Mortgage Association, 6.50%, 10/01/16	20	21
Federal National Mortgage Association, 6.50%, 12/01/16	1	1
Federal National Mortgage Association, 4.88%, 12/15/16	500	553
Federal National Mortgage Association, 5.50%, 01/01/17	251	264
Federal National Mortgage Association, 5.50%, 01/01/17	110	116
Federal National Mortgage Association, 5.00%, 02/13/17	1,500	1,642
Federal National Mortgage Association, 5.50%, 03/01/17	24	25
Federal National Mortgage Association, 5.50%, 09/01/17	377	396
Federal National Mortgage Association, 5.00%, 10/01/17	33	35
Federal National Mortgage Association, 5.50%, 11/01/17	44	46
Federal National Mortgage Association, 5.00%, 01/01/18	174	182
Federal National Mortgage Association, 5.50%, 01/01/18	68	71
Federal National Mortgage Association, 5.00%, 02/01/18	1,307	1,367
Federal National Mortgage Association, 5.50%, 02/01/18	145	152
Federal National Mortgage Association, 4.50%, 03/01/18	518	537
Federal National Mortgage Association, 5.00%, 03/01/18	64	67
Federal National Mortgage Association, 5.00%, 05/01/18	22	23
Federal National Mortgage Association, 5.00%, 06/01/18	45	47
Federal National Mortgage Association, 4.00%, 07/01/18	298	305

Federal National Mortgage Association, 5.00%, 07/01/18	56	58
Federal National Mortgage Association, 5.00%, 07/01/18	98	101
Federal National Mortgage Association, 4.00%, 08/01/18	217	222
Federal National Mortgage Association, 5.00%, 08/01/18	34	35
Federal National Mortgage Association, 4.00%, 10/01/18	93	95
Federal National Mortgage Association, 4.50%, 11/01/18	571	592
Federal National Mortgage Association, 4.50%, 11/01/18	290	300
Federal National Mortgage Association, 5.00%, 11/01/18	829	866
Federal National Mortgage Association, 5.50%, 12/01/18	118	124
Federal National Mortgage Association, 5.50%, 03/01/19	26	27
Federal National Mortgage Association, 5.50%, 10/01/19	80	84
Federal National Mortgage Association, 5.50%, 04/01/20	391	409
Federal National Mortgage Association, 5.50%, 05/01/20	285	298
Federal National Mortgage Association, 4.50%, 07/01/20	579	600
Federal National Mortgage Association, 5.50%, 07/01/20	719	751
Federal National Mortgage Association, 5.00%, 11/01/20	251	261
Federal National Mortgage Association, 6.00%, 12/01/20	212	222
Federal National Mortgage Association, 4.50%, 03/01/21	132	136
Federal National Mortgage Association, 5.70%, 10/05/21	100	102
Federal National Mortgage Association, 4.50%, 02/01/22	380	392
Federal National Mortgage Association, 5.00%, 03/01/22	451	468
Federal National Mortgage Association, 5.38%, 04/11/22	50	52
Federal National Mortgage Association, 6.00%, 06/01/22	1,507	1,579
Federal National Mortgage Association, 5.50%, 12/14/22	150	152
Federal National Mortgage Association, 4.50%, 04/01/23	741	764
Federal National Mortgage Association, 5.50%, 07/01/23	27	29
Federal National Mortgage Association, 5.50%, 12/01/23	214	223
Federal National Mortgage Association, 4.50%, 06/01/24	63	64
Federal National Mortgage Association, 5.00%, 05/01/26	788	818
Federal National Mortgage Association, 5.50%, 05/01/26	885	922
Federal National Mortgage Association, 6.00%, 09/01/26	183	193
Federal National Mortgage Association, 5.00%, 12/01/26	405	420
Federal National Mortgage Association, 5.95%, 06/07/27	100	105
Federal National Mortgage Association, 6.06%, 07/20/27	100	104
Federal National Mortgage Association, 6.25%, 05/15/29	225	282
Federal National Mortgage Association, 7.25%, 05/15/30	540	754
Federal National Mortgage Association, 7.00%, 09/01/30	9	10
Federal National Mortgage Association, 6.63%, 11/15/30 (e)	290	381
Federal National Mortgage Association, 7.00%, 02/01/31	68	73
Federal National Mortgage Association, 6.00%, 04/01/31	53	55
Federal National Mortgage Association, 6.00%, 11/01/31	3	3
Federal National Mortgage Association, 5.50%, 01/01/32	199	207
Federal National Mortgage Association, 6.00%, 06/01/32	43	45
Federal National Mortgage Association, 6.50%, 07/01/32	63	67
Federal National Mortgage Association, 7.00%, 07/01/32	22	24
Federal National Mortgage Association, 6.00%, 02/01/33	173	182
Federal National Mortgage Association, 5.50%, 05/01/33	1,743	1,817
Federal National Mortgage Association, 5.50%, 06/01/33	1,644	1,713
Federal National Mortgage Association, 5.00%, 09/01/33	1,773	1,836
Federal National Mortgage Association, 5.50%, 10/01/33	1,641	1,710

Federal National Mortgage Association, 4.50%, 11/01/33	325	333
Federal National Mortgage Association, 4.50%, 11/01/33	432	443
Federal National Mortgage Association, 5.00%, 11/01/33	1,451	1,502
Federal National Mortgage Association, 5.50%, 11/01/33	339	353
Federal National Mortgage Association, 6.00%, 11/01/33	29	31
Federal National Mortgage Association, 6.00%, 12/01/33	50	52
Federal National Mortgage Association, 6.00%, 12/01/33	361	378
Federal National Mortgage Association, 6.00%, 12/01/33	888	932
Federal National Mortgage Association, 5.50%, 01/01/34	144	150
Federal National Mortgage Association, 5.00%, 03/01/34	2,247	2,326
Federal National Mortgage Association, 5.00%, 04/01/34	284	294
Federal National Mortgage Association, 5.00%, 04/01/34	151	156
Federal National Mortgage Association, 5.00%, 05/01/34	740	765
Federal National Mortgage Association, 5.00%, 06/01/34	186	193
Federal National Mortgage Association, 5.50%, 07/01/34	1,013	1,055
Federal National Mortgage Association, 6.50%, 07/01/34	430	455
Federal National Mortgage Association, 6.00%, 08/01/34	434	455
Federal National Mortgage Association, 5.50%, 12/01/34	938	977
Federal National Mortgage Association, 5.50%, 01/01/35	2,207	2,297
Federal National Mortgage Association, 5.50%, 02/01/35	2,624	2,732
Federal National Mortgage Association, 4.50%, 04/01/35	187	191
Federal National Mortgage Association, 5.00%, 04/01/35	277	286
Federal National Mortgage Association, 6.50%, 04/01/35	214	226
Federal National Mortgage Association, 4.68%, 05/01/35 (i)	98	100
Federal National Mortgage Association, 4.77%, 05/01/35 (i)	337	346
Federal National Mortgage Association, 5.50%, 08/01/35	132	137
Federal National Mortgage Association, 4.50%, 10/01/35	76	78
Federal National Mortgage Association, 4.86%, 10/01/35 (i)	628	643
Federal National Mortgage Association, 6.00%, 10/01/35	1,736	1,818
Federal National Mortgage Association, 5.00%, 11/01/35	1,635	1,691
Federal National Mortgage Association, 5.00%, 11/01/35	871	901
Federal National Mortgage Association, 5.00%, 11/01/35	183	190
Federal National Mortgage Association, 5.50%, 12/01/35	465	484
Federal National Mortgage Association, 5.50%, 12/01/35	286	297
Federal National Mortgage Association, 7.00%, 12/01/35	6	7
Federal National Mortgage Association, 7.00%, 02/01/36	203	217
Federal National Mortgage Association, 5.50%, 03/01/36	740	769
Federal National Mortgage Association, 6.00%, 06/01/36	687	719
Federal National Mortgage Association, 5.60%, 07/01/36 (i)	378	390
Federal National Mortgage Association, 6.50%, 08/01/36	576	607
Federal National Mortgage Association, 7.00%, 09/01/36	256	273
Federal National Mortgage Association, 6.00%, 10/01/36	730	764
Federal National Mortgage Association, 6.50%, 10/01/36	1,618	1,707
Federal National Mortgage Association, 5.00%, 11/01/36	436	451
Federal National Mortgage Association, 5.50%, 11/01/36	316	328
Federal National Mortgage Association, 6.00%, 11/01/36	1,020	1,067
Federal National Mortgage Association, 5.40%, 12/01/36 (i)	567	583
Federal National Mortgage Association, 6.00%, 12/01/36	907	949
Federal National Mortgage Association, 6.50%, 12/01/36	327	345
Federal National Mortgage Association, 6.50%, 01/01/37	675	711

Federal National Mortgage Association, 5.45%, 02/01/37 (i)	76	78
Federal National Mortgage Association, 5.50%, 02/01/37	796	827
Federal National Mortgage Association, 5.56%, 02/01/37 (i)	891	923
Federal National Mortgage Association, 5.70%, 02/01/37 (i)	582	604
Federal National Mortgage Association, 6.00%, 02/01/37	759	794
Federal National Mortgage Association, 6.50%, 02/01/37	226	238
Federal National Mortgage Association, 5.50%, 03/01/37	262	272
Federal National Mortgage Association, 7.00%, 03/01/37	351	373
Federal National Mortgage Association, 5.00%, 04/01/37	542	560
Federal National Mortgage Association, 5.68%, 04/01/37 (i)	194	201
Federal National Mortgage Association, 5.83%, 04/01/37 (i)	1,807	1,877
Federal National Mortgage Association, 6.00%, 04/01/37	1,443	1,508
Federal National Mortgage Association, 5.50%, 05/01/37	434	451
Federal National Mortgage Association, 6.00%, 06/01/37	1,041	1,088
Federal National Mortgage Association, 5.50%, 08/01/37	152	158
Federal National Mortgage Association, 6.00%, 08/01/37	348	363
Federal National Mortgage Association, 7.50%, 11/01/37	150	159
Federal National Mortgage Association, 5.50%, 12/01/37	791	822
Federal National Mortgage Association, 5.50%, 12/01/37	409	424
Federal National Mortgage Association, 5.50%, 12/01/37	398	414
Federal National Mortgage Association, 6.00%, 12/01/37	1,239	1,295
Federal National Mortgage Association, 6.00%, 12/01/37	819	856
Federal National Mortgage Association, 5.00%, 01/01/38	256	264
Federal National Mortgage Association, 5.23%, 01/01/38 (i)	1,883	1,934
Federal National Mortgage Association, 5.50%, 01/01/38	2,763	2,871
Federal National Mortgage Association, 5.00%, 02/01/38	448	463
Federal National Mortgage Association, 6.00%, 02/01/38	393	411
Federal National Mortgage Association, 7.00%, 02/01/38	469	499
Federal National Mortgage Association, 5.99%, 03/01/38 (i)	1,001	1,042
Federal National Mortgage Association, 6.00%, 05/01/38	918	959
Federal National Mortgage Association, 4.50%, 06/01/38	495	506
Federal National Mortgage Association, 6.00%, 07/01/38	1,379	1,441
Federal National Mortgage Association, 6.00%, 09/01/38	297	311
Federal National Mortgage Association, 6.50%, 09/01/38	867	914
		94,772
Government National Mortgage Association - 5.1%
Government National Mortgage Association, 8.00%, 04/15/30	20	22
Government National Mortgage Association, 8.50%, 06/15/30	10	11
Government National Mortgage Association, 8.50%, 12/15/30	-	-
Government National Mortgage Association, 6.50%, 01/15/32	98	104
Government National Mortgage Association, 6.00%, 10/15/32	85	89
Government National Mortgage Association, 6.00%, 01/15/33	117	123
Government National Mortgage Association, 5.00%, 03/15/33	11	11
Government National Mortgage Association, 5.00%, 05/15/33	13	14
Government National Mortgage Association, 5.00%, 05/15/33	10	10
Government National Mortgage Association, 5.00%, 05/15/33	11	12
Government National Mortgage Association, 5.00%, 06/15/33	11	12
Government National Mortgage Association, 5.50%, 07/15/33	303	318
Government National Mortgage Association, 5.50%, 07/15/33	302	316
Government National Mortgage Association, 5.00%, 08/15/33	108	113
Government National Mortgage Association, 5.00%, 08/15/33	17	17
Government National Mortgage Association, 5.00%, 08/15/33	9	9
Government National Mortgage Association, 5.00%, 08/15/33	9	10
Government National Mortgage Association, 5.00%, 08/15/33	9	10
Government National Mortgage Association, 5.50%, 08/15/33	208	218
Government National Mortgage Association, 5.50%, 09/15/33	61	63
Government National Mortgage Association, 5.00%, 11/15/33	12	12
Government National Mortgage Association, 6.50%, 12/15/33	181	191
Government National Mortgage Association, 6.00%, 07/15/34	54	57
Government National Mortgage Association, 6.00%, 08/15/34	393	413
Government National Mortgage Association, 5.00%, 01/15/35	670	697
Government National Mortgage Association, 5.00%, 03/15/35	208	217
Government National Mortgage Association, 5.50%, 04/15/35	308	322
Government National Mortgage Association, 5.50%, 04/23/35, TBA (g)	1,600	1,665
Government National Mortgage Association, 6.00%, 05/15/35	115	120
Government National Mortgage Association, 5.00%, 11/15/35	155	161
Government National Mortgage Association, 5.50%, 11/15/35	384	400
Government National Mortgage Association, 5.50%, 12/15/35	294	307
Government National Mortgage Association, 5.50%, 02/15/36	421	439
Government National Mortgage Association, 5.50%, 03/15/36	72	74
Government National Mortgage Association, 5.50%, 03/15/36	161	168
Government National Mortgage Association, 6.50%, 03/15/36	124	130
Government National Mortgage Association, 6.00%, 05/15/36	378	395
Government National Mortgage Association, 5.50%, 06/15/36	203	212
Government National Mortgage Association, 6.50%, 06/15/36	357	375
Government National Mortgage Association, 7.00%, 11/15/36	216	228
Government National Mortgage Association, 6.00%, 01/15/37	344	360
Government National Mortgage Association, 6.00%, 04/15/37	536	561
Government National Mortgage Association, 5.50%, 05/15/37	789	822
Government National Mortgage Association, 5.50%, 05/15/37 (e)	437	456
Government National Mortgage Association, 6.50%, 09/15/37	485	510
Government National Mortgage Association, 5.00%, 12/15/37	530	551
Government National Mortgage Association, 6.00%, 12/15/37	727	761
Government National Mortgage Association, 6.00%, 12/15/37	214	224
Government National Mortgage Association, 5.50%, 03/15/38	886	923
Government National Mortgage Association, 5.00%, 06/15/38	3,441	3,575
Government National Mortgage Association, 5.50%, 06/15/38	1,488	1,551
Government National Mortgage Association, 5.50%, 07/15/38	99	103
Government National Mortgage Association, 5.50%, 07/15/38	106	110
Government National Mortgage Association, 5.50%, 07/15/38	60	63
Government National Mortgage Association, 6.00%, 10/15/38	1,323	1,385
Government National Mortgage Association, 5.50%, 01/15/39	762	794
		20,814

Total Government and Agency Obligations (cost $291,892)		306,278

SHORT TERM INVESTMENTS - 23.4%
Mutual Funds - 1.6%
JNL Money Market Fund, 0.31% (a) (h)	6,553	6,553

Securities Lending Collateral - 21.8%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	91,551	88,604
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	2,182	-
		88,604

Total Short Term Investments (cost $100,287)		95,157

Total Investments - 122.4% (cost $502,375)		497,205
Other Assets and Liabilities, Net - (22.4%)		(91,092)
Total Net Assets - 100%		$ 406,113

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 9.9%
Amazon.com Inc. (c)	1	$ 103
AutoZone Inc. (c)	1	114
Big Lots Inc. (c)	2	34
CBS Corp. - Class B	16	61
Comcast Corp. - Class A	32	432
Family Dollar Stores Inc.	5	164
Ford Motor Co. (c)	16	41
Fortune Brands Inc.	2	47
GameStop Corp. - Class A (c)	8	228
Gannett Co. Inc.	28	62
Gap Inc.	18	232
General Motors Corp.	3	7
Genuine Parts Co.	4	109
H&R Block Inc.	3	53
Harman International Industries Inc.	1	7
Home Depot Inc.	2	42
Interpublic Group of Cos. Inc. (c)	25	102
Leggett & Platt Inc.	14	175
McDonald's Corp.	12	640
McGraw-Hill Cos. Inc.	6	137
Nike Inc. - Class B	5	244
Omnicom Group Inc.	8	194
Polo Ralph Lauren Corp.	3	110
RadioShack Corp.	15	131
Snap-On Inc.	6	144
Time Warner Cable Inc.	-	11
Time Warner Inc.	2	35
TJX Cos. Inc.	7	167
VF Corp.	3	164
Wyndham Worldwide Corp.	18	75
Yum! Brands Inc.	10	261
		4,326
CONSUMER STAPLES - 11.1%
Altria Group Inc.	14	225
Archer-Daniels-Midland Co.	1	39
Avon Products Inc.	5	93
Coca-Cola Co.	13	566
Colgate-Palmolive Co.	6	380
ConAgra Foods Inc.	12	194
CVS Caremark Corp.	1	25
General Mills Inc.	1	30
HJ Heinz Co.	7	217
Kimberly-Clark Corp.	4	203
Kraft Foods Inc. - Class A	17	388
Kroger Co.	1	21
Lorillard Inc.	1	60
McCormick & Co. Inc.	1	30
PepsiCo Inc.	5	267

Philip Morris International Inc.	7	240
Procter & Gamble Co.	17	812
Reynolds American Inc.	1	36
Safeway Inc.	7	143
SYSCO Corp.	3	74
Wal-Mart Stores Inc.	15	791
		4,834
ENERGY - 13.3%
Apache Corp.	2	122
Chevron Corp.	16	1,075
ConocoPhillips	12	476
Consol Energy Inc.	4	109
EOG Resources Inc.	2	93
Exxon Mobil Corp.	35	2,357
Marathon Oil Corp.	3	84
Massey Energy Co.	7	69
Murphy Oil Corp.	5	215
Occidental Petroleum Corp.	8	445
Peabody Energy Corp.	9	215
Schlumberger Ltd.	2	77
Southwestern Energy Co. (c)	11	330
Spectra Energy Corp.	3	38
Valero Energy Corp.	4	63
		5,768
FINANCIALS - 11.3%
AFLAC Inc.	11	219
Allstate Corp.	6	123
American Express Co.	16	215
Ameriprise Financial Inc.	9	193
AON Corp.	5	184
Apartment Investment & Management Co.	1	3
AvalonBay Communities Inc.	1	24
Bank of America Corp.	40	270
Boston Properties Inc.	1	28
CB Richard Ellis Group Inc. - Class A (c)	1	4
Charles Schwab Corp.	9	132
CIT Group Inc.	2	4
Citigroup Inc.	32	81
Equity Residential	2	29
Federated Investors Inc. - Class B	4	96
Fifth Third Bancorp	11	33
Genworth Financial Inc. - Class A	35	67
Goldman Sachs Group Inc.	1	78
Hartford Financial Services Group Inc.	6	47
HCP Inc.	2	27
Host Hotels & Resorts Inc.	3	13
Hudson City Bancorp Inc.	20	235
Huntington Bancshares Inc.	2	3
JPMorgan Chase & Co.	21	562

Kimco Realty Corp.	1	8
Loews Corp.	5	108
Marsh & McLennan Cos. Inc.	6	113
Marshall & Ilsley Corp.	2	11
MBIA Inc. (c)	1	4
Moody's Corp.	1	28
Morgan Stanley	7	151
Northern Trust Corp.	6	351
NYSE Euronext	8	150
Plum Creek Timber Co. Inc.	1	31
PNC Financial Services Group Inc.	3	79
ProLogis	1	8
Public Storage Inc.	1	44
Simon Property Group Inc.	1	50
SLM Corp. (c)	4	22
State Street Corp.	9	262
SunTrust Banks Inc.	1	17
U.S. Bancorp	6	92
Vornado Realty Trust	1	30
Wells Fargo & Co.	35	501
XL Capital Ltd. - Class A	38	209
		4,939
HEALTH CARE - 15.7%
Abbott Laboratories	14	657
AmerisourceBergen Corp.	4	140
Amgen Inc. (c)	7	345
Baxter International Inc.	8	397
Becton Dickinson & Co.	5	329
Biogen Idec Inc. (c)	2	110
Bristol-Myers Squibb Co.	24	528
Celgene Corp. (c)	3	124
Covidien Ltd.	1	27
Eli Lilly & Co.	14	461
Express Scripts Inc. (c)	4	175
Genzyme Corp. (c)	2	97
Gilead Sciences Inc. (c)	6	269
Johnson & Johnson	15	787
McKesson Corp.	2	70
Medco Health Solutions Inc. (c)	7	285
Medtronic Inc.	12	361
Merck & Co. Inc.	13	358
Mylan Inc. (c)	2	24
Pfizer Inc.	54	735
St. Jude Medical Inc. (c)	2	69
Tenet Healthcare Corp. (c)	2	3
Varian Medical Systems Inc. (c)	5	143
Wyeth	8	349
		6,843
INDUSTRIALS - 9.8%
Avery Dennison Corp.	1	13

Burlington Northern Santa Fe Corp.	2	102
CH Robinson Worldwide Inc.	1	46
Cintas Corp.	1	17
CSX Corp.	3	65
Dover Corp.	7	187
Emerson Electric Co.	-	9
Equifax Inc.	1	15
Expeditors International Washington Inc.	1	37
FedEx Corp.	2	83
Flowserve Corp.	5	269
Fluor Corp.	5	176
General Dynamics Corp.	7	289
General Electric Co.	60	602
Goodrich Corp.	6	220
Honeywell International Inc.	10	265
L-3 Communications Holdings Inc.	1	54
Manitowoc Co. Inc.	1	3
Norfolk Southern Corp.	4	125
Northrop Grumman Corp.	7	319
Pall Corp.	5	108
Pitney Bowes Inc.	2	44
Raytheon Co.	8	292
Republic Services Inc. - Class A	2	32
RR Donnelley & Sons Co.	1	9
Ryder System Inc.	-	6
Southwest Airlines Co.	6	37
Union Pacific Corp.	4	150
United Parcel Service Inc. - Class B	6	319
United Technologies Corp.	7	288
Waste Management Inc.	4	92
		4,273
INFORMATION TECHNOLOGY - 16.9%
Adobe Systems Inc. (c)	2	47
Analog Devices Inc.	6	123
Apple Inc. (c)	5	492
Automatic Data Processing Inc.	2	73
BMC Software Inc. (c)	4	131
CA Inc.	11	190
Cisco Systems Inc. (c)	45	747
Corning Inc.	1	8
Dell Inc. (c)	7	62
EMC Corp. (c)	14	158
FLIR Systems Inc. (c)	9	190
Google Inc. - Class A (c)	1	226
Harris Corp.	3	87
Hewlett-Packard Co.	21	678
Intel Corp.	49	736
International Business Machines Corp.	11	1,056
Juniper Networks Inc. (c)	10	143

MasterCard Inc.	1	234
Microsoft Corp.	51	934
Novell Inc. (c)	40	170
Oracle Corp. (c)	12	210
QUALCOMM Inc.	7	253
Texas Instruments Inc.	-	6
VeriSign Inc. (c)	8	142
Xerox Corp.	6	29
Xilinx Inc.	12	226
		7,351
MATERIALS - 3.8%
AK Steel Holding Corp.	-	3
Alcoa Inc.	5	37
Ball Corp.	1	30
Eastman Chemical Co.	8	209
Ecolab Inc.	5	174
Freeport-McMoRan Copper & Gold Inc.	2	61
Monsanto Co.	7	557
Newmont Mining Corp.	3	123
Nucor Corp.	2	65
Pactiv Corp. (c)	9	133
Rohm & Haas Co.	1	51
Sealed Air Corp.	6	77
Sigma-Aldrich Corp.	3	102
United States Steel Corp.	1	14
		1,636
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	28	715
CenturyTel Inc.	1	20
Embarq Corp.	1	34
Frontier Communications Corp.	2	16
Qwest Communications International Inc.	19	64
Verizon Communications Inc.	16	479
Windstream Corp.	8	66
		1,394
UTILITIES - 2.8%
AES Corp. (c)	7	40
Allegheny Energy Inc.	4	100
Ameren Corp.	1	32
CenterPoint Energy Inc.	1	14
CMS Energy Corp.	1	15
Consolidated Edison Inc.	2	59
Constellation Energy Group Inc.	1	24
DTE Energy Co.	1	30
Duke Energy Corp.	4	55
Edison International Inc.	2	58
Entergy Corp.	1	48
Exelon Corp.	2	77
FirstEnergy Corp.	3	104
FPL Group Inc.	3	147

Pepco Holdings Inc.	7	85
PG&E Corp.	2	84
PPL Corp.	2	50
Public Service Enterprise Group Inc.	3	74
Sempra Energy	2	88
Xcel Energy Inc.	2	41
		1,225

Total Common Stocks (cost $58,978)		42,589

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	$ 32	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $32)		-

SHORT TERM INVESTMENTS - 2.0%
Mutual Funds - 1.7%
JNL Money Market Fund, 0.31% (a) (h)	743	743

U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.26%, 06/18/09 (o)	$ 145	145

Total Short Term Investments (cost $888)		888

Total Investments - 99.8% (cost $59,898)		43,477
Other Assets and Liabilities, Net - 0.2%		67
Total Net Assets - 100%		$ 43,544

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 16.1%
Aristocrat Leisure Ltd. (e)	41	$ 98
Bayerische Motoren Werke AG	39	1,130
Bulgari SpA (e)	166	732
Burberry Group Plc	137	554
Carnival Corp. (e)	103	2,220
Dish TV India Ltd. (c)	238	113
Grupo Televisa SA - ADR	145	1,982
Hennes & Mauritz AB - Class B	10	391
Inditex SA (e)	59	2,305
International Game Technology	37	344
LVMH Moet Hennessy Louis Vuitton SA (e)	49	3,076
McDonald's Corp.	50	2,723
Shuffle Master Inc. (c)	52	148
Sirius XM Radio Inc. (c) (e)	1,138	398
Sony Corp.	123	2,544
Tiffany & Co. (e)	76	1,645
Tod's SpA	26	1,091
Toyota Motor Corp. (e)	42	1,340

Walt Disney Co.	115	2,079
Wire & Wireless India Ltd. (c)	217	53
Zee Entertainment Enterprises Ltd.	269	566
		25,532
CONSUMER STAPLES - 10.6%
Cadbury Plc	183	1,387
Cia de Bebidas das Americas - ADR	32	1,531
Colgate-Palmolive Co. (e)	35	2,035
Diageo Plc	84	949
Fomento Economico Mexicano SAB de CV	661	1,679
Grupo Modelo SAB de CV	324	980
Hindustan Unilever Ltd.	5	22
Reckitt Benckiser Group Plc	53	1,983
Seven & I Holdings Co. Ltd.	37	807
Tesco Plc	405	1,939
Unilever Plc	24	448
Wal-Mart Stores Inc.	60	3,100
		16,860
ENERGY - 5.1%
BP Plc - ADR (e)	32	1,288
Husky Energy Inc.	72	1,523
Technip SA	51	1,796
Total SA	32	1,574
Transocean Ltd. (c)	33	1,922
		8,103
FINANCIALS - 9.9%
3i Group Plc (e)	95	370
AFLAC Inc.	53	1,026
Allianz SE	26	2,182
Credit Suisse Group AG (e)	94	2,870
Housing Development Finance Corp.	9	257
HSBC Holdings Plc (e)	229	1,263
Investor AB - Class B (e)	135	1,707
SLM Corp. (c) (e)	244	1,206
Societe Generale - Class A	22	869
Sony Financial Holdings Inc.	-	351
State Street Corp.	5	166
Sumitomo Mitsui Financial Group Inc. (e)	46	1,627
UBS AG (c)	129	1,210
XL Capital Ltd. - Class A (e)	129	707
		15,811
HEALTH CARE - 7.7%
Aetna Inc.	77	1,864
Basilea Pharmaceutical AG (c) (e)	3	164
InterMune Inc. (c) (e)	28	467
NicOx SA (c) (e)	18	212
Regeneron Pharmaceuticals Inc. (c)	18	248
Roche Holding AG	33	4,544
Sanofi-Aventis SA	30	1,685

Schering-Plough Corp.	7	160
Seattle Genetics Inc. (c) (e)	64	633
Shionogi & Co. Ltd.	21	362
Theravance Inc. (c) (e)	45	770
WellPoint Inc. (c)	26	983
Zimmer Holdings Inc. (c)	6	208
		12,300
INDUSTRIALS - 12.8%
3M Co.	44	2,168
Assa Abloy AB	221	2,074
Boeing Co.	22	765
Emerson Electric Co.	41	1,172
Empresa Brasileira de Aeronautica SA - ADR (e)	76	1,014
European Aeronautic Defence & Space Co. NV (e)	122	1,422
Fanuc Ltd.	11	759
Koninklijke Philips Electronics NV (e)	103	1,515
Lockheed Martin Corp.	16	1,084
Mitsubishi Electric Corp.	149	677
Raytheon Co.	38	1,464
Secom Co. Ltd.	34	1,266
Siemens AG	64	3,660
TNT NV (e)	77	1,318
		20,358
INFORMATION TECHNOLOGY - 30.8%
Adobe Systems Inc. (c)	111	2,372
Altera Corp.	113	1,985
Automatic Data Processing Inc.	73	2,574
Corning Inc.	156	2,069
eBay Inc. (c)	190	2,385
Hoya Corp.	88	1,749
Infosys Technologies Ltd.	106	2,770
Intuit Inc. (c)	129	3,472
Juniper Networks Inc. (c)	191	2,882
Keyence Corp.	8	1,533
Kyocera Corp.	14	941
Linear Technology Corp. (e)	32	735
Maxim Integrated Products Inc.	114	1,507
MediaTek Inc.	203	1,908
Microsoft Corp.	162	2,970
Murata Manufacturing Co. Ltd.	49	1,901
Nidec Corp.	15	657
Nintendo Co. Ltd.	5	1,521
SAP AG	86	3,050
Taiwan Semiconductor Manufacturing Co. Ltd.	1,175	1,769
Tandberg ASA (e)	56	823
Telefonaktiebolaget LM Ericsson - Class B (e)	909	7,461
		49,034
TELECOMMUNICATION SERVICES - 3.0%
KDDI Corp.	-	2,260

Turkcell Iletisim Hizmet AS - ADR	70	862
Vodafone Group Plc	924	1,628
		4,750
UTILITIES - 1.0%
Fortum Oyj (c)	80	1,521

Total Common Stocks (cost $236,626)		154,269

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Bayerische Motoren Werke AG - PFD	40	682

Total Preferred Stocks (cost $1,273)		682

RIGHTS - 0.1%
HSBC Holdings Plc (c)	94	176

Total Rights (cost $0)		176

CORPORATE BONDS AND NOTES - 0.1%
HEALTH CARE - 0.1%
Theravance Inc., 3.00%, 01/15/15	$ 270	210

Total Corporate Bonds and Notes (cost $270)		210

SHORT TERM INVESTMENTS - 15.4%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.31% (a) (h)	4,458	4,458

Securities Lending Collateral - 12.6%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	20,619	19,955
Mellon GSL Reinvestment Trust II (d) (f) (u)	753	-
		19,955

Total Short Term Investments (cost $25,830)		24,413

Total Investments - 113.0% (cost $263,999)		179,750
Other Assets and Liabilities, Net - (13.0%)		(20,729)
Total Net Assets - 100%		$ 159,021

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 91.8%
CONSUMER DISCRETIONARY - 4.1%
Hankook Tire Co. Ltd.	6	$ 61
Kangwon Land Inc.	9	88
Lotte Shopping Co. Ltd.	1	153
PT Astra International Tbk	52	64
		366
CONSUMER STAPLES - 4.9%

Hengan International Group Co. Ltd. (e)	62	249
Shinsegae Co. Ltd.	1	190
		439
ENERGY - 6.2%
Bumi Resources Tbk PT	360	26
China Petroleum & Chemical Corp.	104	67
CNOOC Ltd.	268	269
PTT Public Company Ltd.	18	79
SK Energy Co. Ltd.	2	116
		557
FINANCIALS - 32.7%
ARA Asset Management Ltd. (t) (v)	189	52
Bangkok Bank Public Co. Ltd.	110	232
Bank of China Ltd.	898	298
Bumiputra-Commerce Holdings Berhad	60	112
Chinatrust Financial Holding Co. Ltd.	159	58
DBS Group Holdings Ltd.	46	254
Guangzhou R&F Properties Co. Ltd. (e)	86	99
Hang Seng Bank Ltd.	10	105
Henderson Land Development Co. Ltd.	62	236
Housing Development Finance Corp.	1	23
ICICI Bank Ltd. - ADR	3	41
ICICI Bank Ltd. (e)	23	149
KB Financial Group Inc. (c)	7	172
Metropolitan Bank & Trust Co.	232	125
Ping an Insurance Group Co. of China Ltd.	41	241
PT Bank Rakyat Indonesia	543	198
Punjab National Bank Ltd.	2	18
Shui On Land Ltd.	251	88
Wharf Holdings Ltd.	106	264
Yanlord Land Group Ltd.	149	110
Yuanta Financial Holding Co. Ltd.	159	73
		2,948
INDUSTRIALS - 10.2%
Aditya Birla Nuvo Ltd.	6	56
Bakrie and Brothers Tbk PT (c)	6,907	30
Beijing Capital International Airport Co. Ltd.	37	16
China Merchants Holdings International Co. Ltd.	32	74
Far Eastern Textile Co. Ltd.	363	283
Hutchison Whampoa Ltd.	48	236
S1 Corp.	4	141
SembCorp Industries Ltd.	39	60
Suzlon Energy Ltd.	35	30
		926
INFORMATION TECHNOLOGY - 15.0%
AAC Acoustic Technologies Holdings Inc. (c)	284	134
BYD Electronic International Co. Ltd.	129	45
Delta Electronics Inc.	29	53
HON HAI Precision Industry Co. Ltd.	126	285

HON HAI Precision Industry Co. Ltd. - GDR	-	2
LG Display Co. Ltd.	4	81
MediaTek Inc.	27	257
Samsung Electronics Co. Ltd.	1	345
Sohu.com Inc. (c) (e)	4	149
Wistron Corp.	4	4
		1,355
MATERIALS - 6.9%
Huabao International Holdings Ltd.	285	234
Sterlite Industries India Ltd.	17	120
Taiwan Cement Corp.	325	269
		623
TELECOMMUNICATION SERVICES - 10.0%
China Mobile Ltd. (e)	48	418
China Unicom Ltd.	156	162
LG Dacom Corp.	13	160
Philippine Long Distance Telephone Co.	2	71
TM International Bhd (c)	145	90
		901
UTILITIES - 1.8%
Tata Power Co. Ltd.	11	165

Total Common Stocks (cost $11,153)		8,280

SHORT TERM INVESTMENTS - 15.8%
Mutual Funds - 8.1%
JNL Money Market Fund, 0.31% (a) (h)	732	732

Securities Lending Collateral - 7.7%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	715	693
Mellon GSL Reinvestment Trust II (d) (f) (u)	22	-
		693

Total Short Term Investments (cost $1,469)		1,425

Total Investments - 107.6% (cost $12,622)		9,705
Other Assets and Liabilities, Net - (7.6%)		(684)
Total Net Assets - 100%		$ 9,021

JNL/PAM China-India Fund
COMMON STOCKS - 82.9%
CONSUMER DISCRETIONARY - 3.8%
Focus Media Holding Ltd. - ADR (c) (e)	22	$ 147
GOME Electrical Appliances Holdings Ltd. (f)	2,125	230
Hero Honda Motors Ltd.	17	370
Maruti Suzuki India Ltd.	34	523
		1,270
CONSUMER STAPLES - 4.4%
Hindustan Unilever Ltd.	110	514

ITC Ltd.	262	956
		1,470
ENERGY - 18.3%
Bharat Petroleum Corp. Ltd.	68	501
Cairn India Ltd. (c)	147	538
China Petroleum & Chemical Corp. (e)	1,594	1,021
China Shenhua Energy Co. Ltd.	220	495
CNOOC Ltd.	604	607
Oil & Natural Gas Corp. Ltd.	34	522
Reliance Industries Ltd.	80	2,411
		6,095
FINANCIALS - 20.6%
Bank of China Ltd. (e)	3,963	1,314
Franshion Properties China Ltd.	2,364	592
HDFC Bank Ltd.	68	1,305
Housing Development Finance Corp.	28	791
ICICI Bank Ltd.	94	620
Industrial & Commercial Bank of China (e)	2,808	1,459
Infrastructure Development Finance Co. Ltd.	90	97
Ping an Insurance Group Co. of China Ltd.	112	667
		6,845
INDUSTRIALS - 4.2%
Beijing Capital International Airport Co. Ltd.	592	263
Bharat Heavy Electricals Ltd.	20	595
China Shipping Development Co. Ltd.	306	290
Larsen & Toubro Ltd.	20	262
		1,410
INFORMATION TECHNOLOGY - 11.2%
AAC Acoustic Technologies Holdings Inc. (c) (e)	942	443
BYD Co. Ltd. (c)	617	1,136
Infosys Technologies Ltd.	56	1,481
Sohu.com Inc. (c) (e)	5	223
Travelsky Technology Ltd. (e)	956	441
		3,724
MATERIALS - 5.7%
Anhui Conch Cement Co. Ltd. (c)	48	265
Huabao International Holdings Ltd.	1,540	1,267
Jindal Steel & Power Ltd.	15	367
		1,899
TELECOMMUNICATION SERVICES - 9.7%
Bharti Airtel Ltd. (c)	29	363
China Mobile Ltd. (e)	196	1,707
China Unicom Ltd.	1,091	1,138
		3,208
UTILITIES - 5.0%
China Resources Power Holdings Co. Ltd.	164	345
GAIL India Ltd.	79	382
NTPC Ltd.	80	285
Tata Power Co. Ltd.	43	654

		1,666

Total Common Stocks (cost $34,314)		27,587

SHORT TERM INVESTMENTS - 15.3%
Mutual Funds - 8.9%
JNL Money Market Fund, 0.31% (a) (h)	2,966	2,966

Securities Lending Collateral - 6.4%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	2,176	2,106
Mellon GSL Reinvestment Trust II (d) (f) (u)	40	-
		2,106

Total Short Term Investments (cost $5,181)		5,072

Total Investments - 98.2% (cost $39,495)		32,659
Other Assets and Liabilities, Net - 1.8%		602
Total Net Assets - 100%		$ 33,261

JNL/PIMCO Real Return Fund
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L, 12/31/49 (p)	1	$ 239

Total Preferred Stocks (cost $500)		239
OPTIONS - 0.0%
Federal National Mortgage Association, 5.00%, 06/39, Put Option, Strike Price $82.50, Expiration 06/04/2009 (f)	700	-
Federal National Mortgage Association, 5.50%, 06/39, Put Option, Strike Price $87.00, Expiration 06/04/2009 (f)	4,710	3
Federal National Mortgage Association, 6.00%, 06/39, Put Option, Strike Price $92.50, Expiration 06/04/2009 (f)	800	2

Total Options (cost $7)		5

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 21.9%
ACE Securities Corp. REMIC, 0.61%, 06/25/37 (i)	$ 717	494
Adjustable Rate Mortgage Trust REMIC, 5.14%, 09/25/35 (i)	1,325	715
American Express Credit Account Master Trust, 1.51%, 08/15/12 (i)	6,100	5,982
American Home Mortgage Assets REMIC, 0.71%, 09/25/46 (i)	6,052	2,325
Banc of America Commercial Mortgage Inc. REMIC, 5.89%, 07/10/44 (i)	2,000	1,268
Banc of America Large Loans Inc. REMIC, 1.07%, 08/15/29 (i) (t) (v)	1,557	1,016
Bank of America Credit Card Trust, 1.76%, 12/16/13 (i)	5,600	5,265
BCAP LLC Trust REMIC, 0.69%, 01/25/37 (i)	653	249
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.48%, 05/25/33 (i)	181	153
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.39%, 02/25/34 (i)	881	594
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.79%, 11/25/34 (i)	1,109	811
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.84%, 01/25/35 (i)	1,742	992
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.97%, 01/25/35 (i)	1,099	918
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.13%, 03/25/35	527	358
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.13%, 03/25/35	220	152
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.05%, 08/25/35 (i)	163	114

Bear Stearns Adjustable Rate Mortgage Trust REMIC, 2.15%, 08/25/35 (i)	294	205
Bear Stearns Alt-A Trust REMIC, 5.78%, 01/25/36 (i)	1,197	439
Bear Stearns Alt-A Trust REMIC, 5.38%, 08/25/36 (i)	463	188
Bear Stearns Asset Backed Securities Trust REMIC, 1.52%, 10/25/37 (i)	1,321	850
Bear Stearns Structured Products Inc. REMIC, 5.65%, 01/26/36 (i)	1,274	806
Bear Stearns Structured Products Inc. REMIC, 5.73%, 12/26/46 (i)	1,319	759
Bravo Mortgage Asset Trust, 2.61%, 07/25/36 (t) (v)	50	49
Capital Auto Receivables Asset Trust, 2.01%, 10/15/12 (i)	12,200	11,192
Chase Credit Card Master Trust, 0.73%, 09/15/11 (i)	1,400	1,397
Chevy Chase Mortgage Funding Corp. REMIC, 0.65%, 05/25/48 (i) (t) (v)	1,259	454
Citigroup Mortgage Loan Trust Inc. REMIC, 4.25%, 08/25/35 (i)	262	167
Citigroup Mortgage Loan Trust Inc. REMIC, 4.68%, 08/25/35 (i)	1,276	385
Citigroup Mortgage Loan Trust Inc. REMIC, 4.74%, 08/25/35 (i)	184	119
Citigroup Mortgage Loan Trust Inc. REMIC, 0.60%, 01/25/37 (i)	524	414
Citigroup Mortgage Loan Trust Inc. REMIC, 0.63%, 03/25/37 (i)	692	571
Citigroup Mortgage Loan Trust Inc. REMIC, 0.58%, 05/25/37 (i)	870	692
Citigroup Mortgage Loan Trust Inc. REMIC, 0.58%, 05/25/37 (i)	888	630
Citigroup Mortgage Loan Trust Inc. REMIC, 6.01%, 09/25/37 (i)	6,123	3,052
Countrywide Alternative Loan Trust REMIC, 2.81%, 12/25/35 (i)	416	180
Countrywide Asset-Backed Certificates REMIC, 0.70%, 09/25/36 (i)	871	604
Countrywide Asset-Backed Certificates REMIC, 0.57%, 03/25/37 (i)	151	142
Countrywide Asset-Backed Certificates REMIC, 0.62%, 09/25/37 (i)	636	559
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.74%, 08/25/34 (i)	800	437
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.81%, 04/20/35 (i)	1,010	740
Credit Suisse Mortgage Capital Certificates REMIC, 5.86%, 02/25/37 (i)	1,200	625
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.64%, 07/25/37 (i) (t) (v)	832	645
CS First Boston Mortgage Securities Corp. REMIC, 4.08%, 04/25/34 (i)	1,050	897
Deutsche Bank Alternate Loan Trust REMIC, 0.61%, 08/25/37 (i)	730	517
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.57%, 11/25/36 (i)	504	449
First Horizon Asset Securities Inc. Pass-Through Trust REMIC, 4.38%, 07/25/33 (i)	982	761
First NLC Trust REMIC, 0.59%, 08/25/37 (i) (t) (v)	855	539
Ford Credit Auto Owner Trust, 1.16%, 07/15/10 (i)	1,096	1,090
GMAC Commercial Mortgage Securities Inc. REMIC, 5.24%, 11/10/45 (i)	2,000	1,593
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	2,881
GS Mortgage Securities Corp. II, 0.54%, 03/06/20 (i) (t) (v)	426	298
Harborview Mortgage Loan Trust REMIC, 4.87%, 04/19/34 (i)	977	764
HSI Asset Securitization Corp. Trust REMIC, 0.58%, 05/25/37 (i)	675	483
IndyMac Residential Asset Backed Trust REMIC, 0.65%, 04/25/37 (i)	538	482
IndyMac Residential Asset Backed Trust REMIC, 0.60%, 07/25/37 (i)	534	458
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 4.75%, 10/25/35 (i)	35,114	33,090
JPMorgan Mortgage Acquisition Corp. REMIC, 0.58%, 05/25/37 (i)	753	622
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	4,210
Lehman Brothers Mortgage Loan Trust REMIC, 0.61%, 06/25/37 (i) (t) (v)	839	595
MASTR Adjustable Rate Mortgages Trust REMIC, 4.89%, 12/25/33 (i)	1,807	1,367
MASTR Adjustable Rate Mortgages Trust REMIC, 3.79%, 11/21/34 (i)	314	306
MASTR Adjustable Rate Mortgages Trust REMIC, 0.63%, 05/25/47 (i)	162	157
MASTR Asset Backed Securities Trust REMIC, 0.66%, 02/25/36 (i)	32	32
MASTR Asset Backed Securities Trust REMIC, 0.60%, 05/25/37 (i)	587	509
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.58%, 06/25/37 (i)	685	602
Merrill Lynch Mortgage Investors Inc. REMIC, 5.37%, 02/25/33 (i)	340	295

Merrill Lynch Mortgage Investors Inc. REMIC, 4.88%, 02/25/34 (i)	906	721
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)	1,217	813
MLCC Mortgage Investors Inc. REMIC, 4.25%, 10/25/35 (i)	1,168	940
Morgan Stanley Capital I REMIC, 0.58%, 05/25/37 (i)	724	588
Morgan Stanley Capital I REMIC, 0.58%, 05/25/37 (i)	726	575
Nationstar Home Equity Loan Trust REMIC, 0.58%, 06/25/37 (i)	728	603
Provident Funding Mortgage Loan Trust REMIC, 4.50%, 08/25/33 (i)	719	548
Residential Asset Securities Corp. REMIC, 0.63%, 04/25/37 (i)	549	490
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	446	392
Residential Funding Mortgage Securities I Inc. REMIC, 5.20%, 09/25/35 (i)	1,399	903
Securitized Asset Backed Receivables LLC Trust REMIC, 0.65%, 05/25/37 (i)	770	507
SLC Student Loan Trust REMIC, 1.21%, 02/15/15 (i)	428	426
SLM Student Loan Trust, 1.14%, 04/25/14 (i)	7,363	7,334
SLM Student Loan Trust, 1.16%, 04/25/17 (i)	526	524
SLM Student Loan Trust, 1.61%, 01/25/17 (i)	3,100	2,949
SLM Student Loan Trust, 1.89%, 04/25/23 (i)	11,367	11,158
SLM Student Loan Trust REMIC, 1.20%, 04/25/19 (i)	3,900	3,450
Soundview Home Equity Loan Trust REMIC, 0.60%, 06/25/37 (i)	7,037	5,291
Structured Adjustable Rate Mortgage Loan Trust REMIC, 5.93%, 02/25/34 (i)	1,162	814
Structured Asset Mortgage Investments Inc. REMIC, 0.89%, 10/19/34 (i)	50	26
Structured Asset Mortgage Investments Inc. REMIC, 0.62%, 09/25/47 (i)	406	376
Structured Asset Securities Corp. REMIC, 0.63%, 04/25/36 (i)	194	189
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	500	227
Thornburg Mortgage Securities Trust REMIC, 0.62%, 03/25/37 (i)	2,328	2,030
Thornburg Mortgage Securities Trust REMIC, 0.62%, 03/25/37 (i)	1,237	1,072
Wachovia Bank Commercial Mortgage Trust REMIC, 0.64%, 06/15/20 (i) (t) (v)	1,049	722
Wachovia Bank Commercial Mortgage Trust REMIC, 0.65%, 09/15/21 (i) (t) (v)	1,197	823
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.75%, 03/25/33 (i)	247	208
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.50%, 06/25/33 (i)	756	594
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.49%, 09/25/33 (i)	870	717
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.82%, 08/25/46 (i)	1,970	644
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.52%, 11/25/33 (i)	784	759
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.99%, 12/25/34 (i)	1,293	901

Total Non-U.S. Government Agency Asset-Backed Securities (cost $175,892)		149,018

CORPORATE BONDS AND NOTES - 19.3%
CONSUMER DISCRETIONARY - 0.4%
Home Depot Inc., 5.40%, 03/01/16	1,250	1,124
Macys Retail Holdings Inc., 7.45%, 07/15/17	1,000	633
Omnicom Group Inc., 5.90%, 04/15/16	1,250	1,067
		2,824
CONSUMER STAPLES - 0.4%
Kraft Foods Inc., 6.00%, 02/11/13	300	316
Kraft Foods Inc., 6.13%, 02/01/18	800	802
Reynolds American Inc., 2.02%, 06/15/11 (i)	700	630
Wal-Mart Stores Inc., 5.80%, 02/15/18	700	765
		2,513
ENERGY - 0.5%

Gaz Capital SA, 7.34%, 04/11/13 (t) (v)		300	263
Gaz Capital SA, 8.15%, 04/11/18 (t) (v)		400	328
NGPL PipeCo LLC, 6.51%, 12/15/12 (t) (v)		1,300	1,242
Rockies Express Pipeline LLC, 2.14%, 08/20/09 (i) (t) (v)		1,600	1,600
			3,433
FINANCIALS - 15.7%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		2,500	2,418
American Express Bank FSB, 0.58%, 06/12/09 (i)		1,400	1,383
American Express Bank FSB, 0.58%, 06/22/09 (i)		1,400	1,381
American Express Bank FSB, 5.50%, 04/16/13		800	690
American Express Bank FSB, 6.00%, 09/13/17		800	673
American Express Centurion Bank, 0.64%, 07/13/10 (i)		1,700	1,563
American Express Centurion Bank, 6.00%, 09/13/17		700	589
American Express Co., 7.00%, 03/19/18		1,260	1,111
American Express Co., 8.15%, 03/19/38		360	327
American Honda Finance Corp., 2.04%, 06/20/11 (i) (t) (v)		9,100	9,051
American International Group Inc., 1.20%, 10/18/11 (i)		1,000	523
American International Group Inc., 5.05%, 10/01/15		1,200	533
American International Group Inc., 5.85%, 01/16/18		1,100	431
American International Group Inc., 8.25%, 08/15/18 (t) (v)		1,000	428
American International Group Inc., 8.18%, 05/15/58 (i) (t) (v)		4,700	400
ANZ National International Ltd., 6.20%, 07/19/13 (t) (v)		2,000	1,929
Bank of America Corp., 5.65%, 05/01/18		1,500	1,251
Bank of America Corp., 8.00% (callable at 100 on 01/30/18) (p)		700	280
Bank of America Corp., 8.13% (callable at 100 beginning 05/15/18) (p)		6,500	2,666
Bank of America NA, 1.33%, 06/12/09 (i)		1,400	1,398
Barclays Bank Plc, 5.45%, 09/12/12		2,100	2,126
Barclays Bank Plc, 6.05%, 12/04/17 (t) (v)		2,000	1,573
Barclays Bank Plc, 7.43% (callable at 100 on 12/15/17) (p) (t) (v)		200	83
Bear Stearns Cos. Inc., 6.95%, 08/10/12		1,000	1,018
Bear Stearns Cos. Inc., 7.25%, 02/01/18		1,000	1,033
Capital One Financial Corp., 6.75%, 09/15/17		1,600	1,335
Caterpillar Financial Services Corp., 1.98%, 06/24/11 (i)		7,900	7,436
Citigroup Funding Inc., 0.52%, 04/23/09 (i)		1,300	1,300
Citigroup Funding Inc., 2.29%, 05/07/10 (i)		3,700	3,321
Citigroup Inc., 1.26%, 12/28/09 (i)		1,200	1,108
Citigroup Inc., 5.50%, 04/11/13		1,200	1,054
Citigroup Inc., 6.13%, 05/15/18		6,900	5,956
Credit Agricole SA, 1.26%, 05/28/09 (i) (t) (v)		1,400	1,397
Credit Suisse USA Inc., 1.33%, 11/20/09 (i)		500	494
Export-Import Bank of Korea, 1.35%, 06/01/09 (i)		1,400	1,398
Ford Motor Credit Co. LLC, 7.25%, 10/25/11		1,850	1,317
Ford Motor Credit Co. LLC, 7.80%, 06/01/12		150	102
GATX Financial Corp., 5.80%, 03/01/16		1,000	825
General Electric Capital Corp., 5.88%, 01/14/38		1,000	714
General Electric Capital Corp., 6.50%, 09/15/67 (t) (v)	GBP	1,600	872
Genworth Financial Inc., 6.52%, 05/22/18		1,300	418
Goldman Sachs Group Inc., 1.53%, 06/28/10 (i)		1,700	1,623
Goldman Sachs Group Inc., 6.15%, 04/01/18		1,200	1,096

Goldman Sachs Group Inc., 6.75%, 10/01/37		1,800	1,217
HBOS Plc, 6.75%, 05/21/18 (t) (v)		1,000	771
International Lease Finance Corp., 6.63%, 11/15/13		500	277
JPMorgan Chase & Co., 6.40%, 10/02/17		1,000	973
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)		200	26
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)		1,200	144
Lehman Brothers Holdings Inc., 7.00%, 09/27/27 (d)		100	13
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15		1,000	892
Merrill Lynch & Co. Inc., 6.40%, 08/28/17		800	574
Merrill Lynch & Co. Inc., 6.88%, 04/25/18		4,900	3,832
Metropolitan Life Global Funding I, 1.64%, 04/13/09 (i) (t) (v)		3,600	3,595
Metropolitan Life Global Funding I, 1.97%, 06/25/10 (i) (t) (v)		500	458
Morgan Stanley, 1.29%, 05/07/09 (i)		1,300	1,298
Morgan Stanley, 1.34%, 01/18/11 (i)		2,000	1,805
Morgan Stanley, 1.65%, 01/09/12 (i)		200	161
Morgan Stanley, 1.70%, 01/09/14 (i)		700	519
Morgan Stanley, 6.00%, 04/28/15		1,000	944
Morgan Stanley, 1.54%, 10/18/16 (i)		1,000	670
Morgan Stanley, 6.63%, 04/01/18		1,800	1,716
National Australia Bank Ltd., 5.35%, 06/12/13 (t) (v)		1,700	1,646
New York Life Global Funding, 4.65%, 05/09/13 (t) (v)		1,800	1,753
Pacific Life Global Funding, 5.15%, 04/15/13 (t) (v)		500	471
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (t) (v)		1,000	935
ProLogis, 6.63%, 05/15/18		900	456
Royal Bank of Scotland Group Plc, 7.09% (callable at 100 on 09/29/17) (p)	EUR	100	28
Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (p) (t) (v)		900	495
Simon Property Group LP, 5.75%, 12/01/15		500	386
Simon Property Group LP, 6.13%, 05/30/18		2,500	1,965
SLM Corp., 5.27%, 04/26/11 (i)	EUR	400	292
SLM Corp., 1.39%, 10/25/11 (i)		1,400	806
TransCapitalInvest Ltd., 7.70%, 08/07/13 (t) (v)		1,500	1,328
UBS AG Stamford, 5.75%, 04/25/18		3,300	2,760
Wachovia Corp., 5.50%, 05/01/13		4,800	4,426
Wells Fargo & Co., 1.38%, 10/28/15 (i)		500	353
Wells Fargo & Co., 4.38%, 01/31/13		800	746
Wells Fargo & Co., 5.63%, 12/11/17		600	547
Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (p)		1,900	893
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (p)		800	381
			107,176
HEALTH CARE - 0.3%
Amgen Inc., 6.15%, 06/01/18		600	633
Baxter International Inc., 5.38%, 06/01/18		800	822
Roche Holdings Inc., 7.00%, 03/01/39 (t) (v)		500	523
UnitedHealth Group Inc., 4.88%, 02/15/13		100	97
			2,075
INDUSTRIALS - 0.2%
Waste Management Inc., 6.10%, 03/15/18		1,100	1,040

INFORMATION TECHNOLOGY - 0.2%
Oracle Corp., 5.75%, 04/15/18		1,500	1,566

MATERIALS - 0.4%
Alcoa Inc., 6.00%, 07/15/13		1,000	798
Alcoa Inc., 6.75%, 07/15/18		2,000	1,346
Rexam Plc, 6.75%, 06/01/13 (t) (v)		700	608
			2,752
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc., 6.30%, 01/15/38		200	177
Deutsche Telekom International Finance BV, 6.75%, 08/20/18		3,000	3,013
Qwest Capital Funding Inc., 7.00%, 08/03/09		1,000	998
Telecom Italia Capital SA, 7.00%, 06/04/18		600	544
			4,732
UTILITIES - 0.5%
American Electric Power Co. Inc., 5.25%, 06/01/15		500	468
Constellation Energy Group Inc., 7.00%, 04/01/12		2,500	2,455
Constellation Energy Group Inc., 4.55%, 06/15/15		100	82
Public Service Electric & Gas Co., 5.30%, 05/01/18		700	706
			3,711

Total Corporate Bonds and Notes (cost $158,658)			131,822

GOVERNMENT AND AGENCY OBLIGATIONS - 159.1%
GOVERNMENT SECURITIES - 126.7%
Municipals - 0.8%
Buckeye Ohio Tobacco Settlement Financing Authority, 6.00%, 06/01/42		300	173
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 5.00%, 12/01/36		2,400	2,393
New York City Municipal Water FInancing Authority, 5.00%, 06/15/38		400	387
State of California Variable Purpose, 5.00%, 06/01/37		1,700	1,463
State of California Variable Purpose, 5.00%, 11/01/37		400	344
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		490	264
Tobacco Settlement Financing Corp. New Jersey, 4.75%, 06/01/34		1,000	513
Tobacco Settlement Funding Corp., 5.00%, 06/01/41		200	105
			5,642
Sovereign - 4.2%
Japan Government Inflation Index Bond, 1.20%, 12/10/17 (r)	JPY	3,276,578	28,355

Treasury Inflation Index Securities - 121.3%
U.S. Treasury Inflation Indexed Note, 3.50%, 01/15/11, TBA (g) (r)		22,154	22,926
U.S. Treasury Inflation Indexed Note, 2.38%, 04/15/11, TBA (g) (r)		22,316	22,809
U.S. Treasury Inflation Indexed Note, 3.38%, 01/15/12 (r)		3,918	4,173
U.S. Treasury Inflation Indexed Note, 2.00%, 04/15/12, TBA (g) (r)		62,436	64,012
U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (r)		35,908	38,209
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/13, TBA (g) (r)		62,026	63,277
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/14, TBA (g) (r)		19,883	20,486
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (r)		3,326	3,470
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/15 (r)		19,821	20,103
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/15, TBA (g) (r)		9,703	10,023
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16 (r)		30,000	31,276
U.S. Treasury Inflation Indexed Note, 2.50%, 07/15/16, TBA (g) (r)		35,951	38,438

U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17, TBA (g) (r)	24,660	26,772
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/18, TBA (g) (r)	61,757	62,438
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18 (r)	28,012	27,873
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (r)	52,493	54,703
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (r)	13,741	13,779
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27, TBA (g) (r)	90,946	95,131
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28, TBA (g) (r)	115,743	110,920
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28, TBA (g) (r)	61,926	73,033
U.S. Treasury Inflation Indexed Note, 3.88%, 04/15/29 (r)	18,517	22,765
		826,616
U.S. Treasury Securities - 0.4%
U.S. Treasury Bond, 3.50%, 02/15/39	3,100	3,064

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 32.4%
Federal Home Loan Mortgage Corp. - 3.9%
Federal Home Loan Mortgage Corp., 5.00%, 12/14/18	1,300	1,255
Federal Home Loan Mortgage Corp., 6.71%, 07/01/36 (i)	1,585	1,642
Federal Home Loan Mortgage Corp., 6.67%, 09/01/36 (i)	1,650	1,712
Federal Home Loan Mortgage Corp., 6.59%, 10/01/36 (i)	1,923	1,995
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	265	276
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	2,658	2,761
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	2,130	2,212
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	1,974	2,050
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	890	924
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 05/15/16	712	722
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 05/15/17	44	45
Federal Home Loan Mortgage Corp. REMIC, 0.79%, 02/15/19 (i)	4,071	3,939
Federal Home Loan Mortgage Corp. REMIC, 0.71%, 07/15/19 (i)	1,921	1,861
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 02/15/20	748	770
Federal Home Loan Mortgage Corp. REMIC, 0.71%, 10/15/20 (i)	1,941	1,880
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/27	1,026	1,052
Federal Home Loan Mortgage Corp. REMIC, 3.02%, 10/25/44 (i)	945	919
Federal Home Loan Mortgage Corp. REMIC, 3.02%, 02/25/45 (i)	693	594
		26,609
Federal National Mortgage Association - 26.5%
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (g)	8,000	8,355
Federal National Mortgage Association, 4.68%, 11/01/35 (i)	486	496
Federal National Mortgage Association, 5.61%, 03/01/36 (i)	954	990
Federal National Mortgage Association, 5.50%, 04/12/36, TBA (g)	43,200	44,833
Federal National Mortgage Association, 5.50%, 06/01/36	32	33
Federal National Mortgage Association, 5.91%, 06/01/36 (i)	676	701
Federal National Mortgage Association, 6.00%, 09/01/36	240	252
Federal National Mortgage Association, 5.00%, 01/01/37	888	917
Federal National Mortgage Association, 5.00%, 02/01/37	166	172
Federal National Mortgage Association, 5.00%, 02/01/37	173	179
Federal National Mortgage Association, 5.50%, 02/01/37	34	35
Federal National Mortgage Association, 5.50%, 03/01/37	21	22
Federal National Mortgage Association, 5.50%, 04/01/37	1,878	1,951
Federal National Mortgage Association, 6.00%, 08/01/37	84	88

Federal National Mortgage Association, 6.00%, 09/01/37	930	973
Federal National Mortgage Association, 5.50%, 10/01/37	23	24
Federal National Mortgage Association, 5.50%, 11/01/37	90	93
Federal National Mortgage Association, 5.50%, 12/01/37	895	929
Federal National Mortgage Association, 6.00%, 12/01/37	43,337	45,314
Federal National Mortgage Association, 5.50%, 01/01/38	962	999
Federal National Mortgage Association, 5.50%, 01/01/38	797	828
Federal National Mortgage Association, 5.50%, 02/01/38	107	111
Federal National Mortgage Association, 5.50%, 02/01/38	239	248
Federal National Mortgage Association, 5.50%, 03/01/38	902	938
Federal National Mortgage Association, 5.50%, 03/01/38	914	950
Federal National Mortgage Association, 5.50%, 04/01/38	165	172
Federal National Mortgage Association, 5.50%, 05/01/38	949	986
Federal National Mortgage Association, 5.50%, 06/01/38	1,844	1,916
Federal National Mortgage Association, 5.50%, 07/01/38	949	986
Federal National Mortgage Association, 5.50%, 07/01/38	4,870	5,059
Federal National Mortgage Association, 5.50%, 08/01/38	167	173
Federal National Mortgage Association, 5.50%, 09/01/38	9,105	9,459
Federal National Mortgage Association, 5.50%, 10/01/38	19,534	20,294
Federal National Mortgage Association, 6.00%, 10/01/38	22,517	23,544
Federal National Mortgage Association, 5.50%, 10/14/38	173	180
Federal National Mortgage Association, 5.50%, 11/01/38	1,807	1,877
Federal National Mortgage Association, 5.50%, 12/01/38	325	337
Federal National Mortgage Association, 5.50%, 12/01/38	910	945
Federal National Mortgage Association, 5.50%, 12/01/38	45	47
Federal National Mortgage Association, 5.50%, 12/01/38	96	100
Federal National Mortgage Association REMIC, 5.00%, 02/25/17	755	771
Federal National Mortgage Association REMIC, 0.58%, 07/25/37 (i)	1,275	1,131
Federal National Mortgage Association REMIC, 3.41%, 11/27/37 (i)	2,100	1,890
		180,298
Government National Mortgage Association - 1.7%
Government National Mortgage Association, 6.00%, 01/15/29	2	3
Government National Mortgage Association, 6.00%, 02/15/29	3	3
Government National Mortgage Association, 6.00%, 01/15/32	3	4
Government National Mortgage Association, 6.00%, 06/15/36	266	279
Government National Mortgage Association, 6.00%, 08/15/36	1,187	1,243
Government National Mortgage Association, 6.00%, 09/15/36	440	461
Government National Mortgage Association, 6.00%, 11/15/36	786	823
Government National Mortgage Association, 6.00%, 01/15/37	416	435
Government National Mortgage Association, 6.00%, 02/15/37	688	720
Government National Mortgage Association, 6.00%, 06/15/37	1,218	1,275
Government National Mortgage Association, 6.00%, 08/15/37	237	248
Government National Mortgage Association, 6.00%, 08/15/37	410	429
Government National Mortgage Association, 6.00%, 12/15/37	125	131
Government National Mortgage Association, 6.00%, 02/15/38	554	579
Government National Mortgage Association, 6.00%, 05/15/38	1,229	1,286
Government National Mortgage Association, 6.00%, 06/15/38	709	741
Government National Mortgage Association, 6.00%, 06/15/38	1,162	1,216
Government National Mortgage Association, 6.00%, 06/15/38	350	366
Government National Mortgage Association, 6.00%, 06/15/38	444	464
Government National Mortgage Association, 6.00%, 07/15/38	105	110

Government National Mortgage Association, 6.00%, 09/15/38	762	797
		11,613
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,870	2,017

Total Government and Agency Obligations (cost $1,035,357)		1,084,214

SHORT TERM INVESTMENTS - 4.3%
Certificates of Deposit - 1.4%
Sanpaolo IMI SpA, 2.83%, 06/09/10 (i)	9,300	9,295

Federal Home Loan Bank - 0.3%
Federal Home Loan Bank, 0.34%, 04/24/09	2,100	2,100

Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp., 0.01%, 05/12/09	900	900

Federal National Mortgage Association - 1.9%
Federal National Mortgage Association, 0.01%, 04/06/09	5,700	5,700
Federal National Mortgage Association, 0.25%, 04/13/09	4,200	4,200
Federal National Mortgage Association, 0.16%, 04/27/09	800	800
Federal National Mortgage Association, 0.17%, 04/30/09	2,500	2,500
		13,200
U.S. Treasury Securities - 0.6%
U.S. Treasury Bill, 0.07%, 04/09/09	940	940
U.S. Treasury Bill, 0.11%, 04/23/09	3,220	3,220
		4,160

Total Short Term Investments (cost $29,659)		29,655

Total Investments - 204.6% (cost $1,400,073)		1,394,953
Total Forward Sales Commitments - (24.2%) (proceeds $152,155)		(165,065)
Other Assets and Liabilities, Net - (80.4%) (m) (o)		(548,231)
Total Net Assets - 100%		$ 681,657

Forward Sales Commitments - 24.2%
GOVERNMENT SECURITIES - 23.7%
Treasury Inflation Index Securities - 23.7%
U.S. Treasury Inflation Indexed Note, 1.38%, 07/15/18 (r)	$ 17,773	$ 17,676
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (r)	8,253	8,729
U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/27 (r)	38,021	39,911
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28 (r)	64,137	61,684
U.S. Treasury Inflation Indexed Note, 3.63%, 04/15/28 (r)	28,099	33,315
		161,315
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp., 6.00%, 04/01/35	1,500	1,568

Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 6.00%, 04/16/17	200	210
Federal National Mortgage Association, 5.00%, 04/12/36	1,200	1,238
		1,448
Government National Mortgage Association - 0.1%
Government National Mortgage Association, 6.50%, 04/18/32	700	734

Total Forward Sales Commitments - 24.2% (proceeds $152,155)		$ 165,065

JNL/PIMCO Total Return Bond Fund
PREFERRED STOCKS - 1.9%
FINANCIALS - 1.9%
American International Group Inc., Convertible Preferred, 8.50%, 08/01/11 (c)	44	$ 236
Bank of America Corp., Convertible Preferred, 7.25%, Series L, 12/31/49 (p)	7	2,972
DG Funding Trust, 5.05% (callable at 10,000 beginning 12/31/09) (p) (t) (u)	-	4,176
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L, 12/31/49 (p)	42	19,926

Total Preferred Stocks (cost $48,816)		27,310

OPTIONS - 0.4%
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09 (u)	113	425
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09 (u)	684	2,572
Call Swaption, 3 month LIBOR versus 3.45% fixed, Expiration 08/03/09 (u)	102	384
Call Swaption, 3 month LIBOR versus 3.85% fixed, Expiration 08/03/09 (u)	372	1,690
Call Swaption, 3 month LIBOR versus 3.60% fixed, Expiration 07/07/11 (u)	1,150	476

Total Options (cost $1,482)		5,547

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.4%
Access Group Inc., 1.69%, 10/27/25 (i)	$ 8,491	7,811
ACE Securities Corp. REMIC, 0.60%, 10/25/36 (i)	166	156
American Home Mortgage Investment Trust REMIC, 4.39%, 02/25/45	503	278
Amortizing Residential Collateral Trust REMIC, 0.82%, 07/25/32 (i)	15	5
Asset Backed Securities Corp. Home Equity REMIC, 0.80%, 09/25/34 (i)	294	197
Banc of America Commercial Mortgage Inc. REMIC, 5.74%, 05/10/45 (i)	2,000	1,483
Banc of America Commercial Mortgage Inc. REMIC, 5.66%, 06/10/49 (i)	2,830	1,918
Banc of America Funding Corp. REMIC, 4.11%, 05/25/35 (i)	719	517
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 10/25/31	121	117
Banc of America Mortgage Securities Inc. REMIC, 6.50%, 09/25/33	57	55
Bank of America Credit Card Trust, 1.14%, 04/15/13 (i)	1,800	1,720
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.79%, 11/25/34 (i)	713	521
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 5.11%, 11/25/34 (i)	2,025	1,941
Bear Stearns Adjustable Rate Mortgage Trust REMIC, 4.13%, 03/25/35	7,624	5,261
Bear Stearns Alt-A Trust REMIC, 5.49%, 09/25/35 (i)	533	263
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44	300	219
Bear Stearns Structured Products Inc. REMIC, 5.65%, 01/26/36 (i)	1,593	1,007
Bear Stearns Structured Products Inc. REMIC, 5.73%, 12/26/46 (i)	907	521
Chase Issuance Trust, 1.46%, 05/16/11 (i)	14,000	13,981
Chase Issuance Trust, 2.06%, 09/15/15 (i)	12,800	11,707
Citigroup Mortgage Loan Trust Inc. REMIC, 4.70%, 12/25/35 (i)	281	211
Citigroup Mortgage Loan Trust Inc. REMIC, 0.58%, 05/25/37 (i)	2,220	1,574
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	2,100	1,468
Countrywide Alternative Loan Trust REMIC, 0.70%, 05/25/47 (i)	1,019	330
Countrywide Asset-Backed Certificates REMIC, 0.63%, 10/25/46 (i)	403	362
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.79%, 11/25/34 (i)	1,358	827
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 4.73%, 02/20/35 (i)	2,421	1,705
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 5.25%, 02/20/36 (i)	317	184
Credit Suisse Mortgage Capital Certificates REMIC, 5.85%, 03/15/39 (i)	200	163
Credit Suisse Mortgage Capital Certificates REMIC, 5.70%, 09/15/40 (i)	7,800	5,095
CS First Boston Mortgage Securities Corp. REMIC, 3.20%, 03/25/32 (i) (t) (v)	40	30

Deutsche Bank Alternate Loan Trust REMIC, 0.60%, 03/25/37 (i)	319	306
Equity One ABS Inc., 0.81%, 11/25/32 (i)	199	108
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.56%, 01/25/38 (i)	1,045	960
Fremont Home Loan Trust REMIC, 0.59%, 02/25/37 (i)	71	69
GE Capital Commercial Mortgage Corp. REMIC, 4.23%, 12/10/37	2,535	2,504
GreenPoint Mortgage Funding Trust REMIC, 0.60%, 01/25/47 (i)	1,044	893
Greenwich Capital Commercial Funding Corp., 4.80%, 08/10/42 (i)	100	74
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	1,000	720
GS Mortgage Securities Corp. II, 0.54%, 03/06/20 (i) (t) (v)	1,675	1,169
GS Mortgage Securities Corp. II REMIC, 5.99%, 08/10/45 (i)	2,100	1,433
GSR Mortgage Loan Trust REMIC, 4.54%, 09/25/35 (i)	3,293	2,434
GSR Mortgage Loan Trust REMIC, 5.24%, 11/25/35 (i)	1,661	1,066
Harborview Mortgage Loan Trust REMIC, 0.78%, 05/19/35 (i)	219	80
Harborview Mortgage Loan Trust REMIC, 5.14%, 07/19/35 (i)	1,144	623
HFC Home Equity Loan Asset Backed Certificates REMIC, 0.84%, 01/20/34 (i)	1,501	987
HSI Asset Securitization Corp. Trust REMIC, 0.57%, 12/25/36 (i)	329	191
IndyMac ARM Trust REMIC, 5.18%, 01/25/32 (i)	1	-
IndyMac Index Mortgage Loan Trust REMIC, 4.76%, 01/25/36 (i)	1,204	624
IndyMac Index Mortgage Loan Trust REMIC, 0.61%, 11/25/46 (i)	550	506
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 4.95%, 11/25/30 (i)	5	4
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 5.32%, 02/25/33 (i)	22	20
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 5.60%, 02/25/33 (i)	42	36
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 5.03%, 04/25/33 (i)	166	140
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 5.21%, 01/25/34 (i)	347	235
JPMorgan Chase & Co. Adjustable Rate Mortgage Trust REMIC, 4.75%, 10/25/35 (i)	2,115	1,993
JPMorgan Chase & Co. Alt-A Trust REMIC, 5.36%, 05/25/35 (i)	858	461
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.33%, 05/15/47	1,900	1,266
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.44%, 06/12/47	11,300	7,293
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.42%, 01/15/49	6,400	4,325
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.82%, 06/15/49 (i)	100	77
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.79%, 02/12/51 (i)	14,500	9,585
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.88%, 02/15/51 (i)	700	495
JPMorgan Chase Commercial Mortgage Securities Inc. REMIC, 5.47%, 01/12/45 (i)	700	522
JPMorgan Mortgage Acquisition Corp. REMIC, 0.57%, 08/25/36 (i)	133	120
JPMorgan Mortgage Acquisition Corp. REMIC, 0.57%, 06/25/37 (i)	11,185	9,376
JPMorgan Mortgage Trust REMIC, 5.02%, 02/25/35 (i)	761	604
Lehman Brothers Commercial Mortgage Trust REMIC, 0.64%, 09/15/21 (i) (t) (v)	176	130
Long Beach Mortgage Loan Trust REMIC, 0.80%, 10/25/34 (i)	34	13
MASTR Adjustable Rate Mortgages Trust REMIC, 3.79%, 11/21/34 (i)	314	306
MASTR Asset Backed Securities Trust REMIC, 0.57%, 01/25/37 (i)	674	284
MASTR Asset Backed Securities Trust REMIC, 0.60%, 05/25/37 (i)	670	582
Mellon Residential Funding Corp. REMIC, 2.63%, 10/20/29 (i)	276	256
Mellon Residential Funding Corp. REMIC, 0.80%, 06/15/30 (i)	590	491
Merrill Lynch Mortgage Investors Inc. REMIC, 4.72%, 05/25/33 (i)	926	729
Merrill Lynch Mortgage Investors Inc. REMIC, 0.73%, 02/25/36 (i)	479	265
Merrill Lynch Mortgage Investors Inc. REMIC, 0.59%, 08/25/36 (i)	597	562
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.96%, 07/12/17 (i)	10,700	7,036
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.49%, 03/12/51 (i)	1,500	860
Mid-State Trust REMIC, 8.33%, 04/01/30	12	10
MLCC Mortgage Investors Inc. REMIC, 1.52%, 10/25/35 (i)	236	159

MLCC Mortgage Investors Inc. REMIC, 0.77%, 11/25/35 (i)	382	255
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.56%, 01/25/37 (i)	577	501
Morgan Stanley Capital I REMIC, 0.62%, 10/15/20 (i) (t) (v)	430	317
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49	100	70
Park Place Securities Inc. REMIC, 0.83%, 10/25/34 (i)	1,314	991
Prime Mortgage Trust REMIC, 0.92%, 02/25/19 (i)	22	21
Prime Mortgage Trust REMIC, 0.92%, 02/25/34 (i)	131	105
Residential Asset Securities Corp. REMIC, 0.59%, 11/25/36 (i)	251	241
Saxon Asset Securities Trust REMIC, 0.58%, 11/25/36 (i)	130	125
SBI Heloc Trust REMIC, 0.69%, 08/25/36 (i) (t) (v)	323	285
Securitized Asset Backed Receivables LLC Trust REMIC, 0.58%, 12/25/36 (i)	678	561
Sequoia Mortgage Trust REMIC, 0.91%, 10/19/26 (i)	99	79
SLM Student Loan Trust, 1.46%, 01/26/15 (i)	722	712
SLM Student Loan Trust, 0.39%, 10/25/16 (i)	1,021	1,018
SLM Student Loan Trust, 1.89%, 04/25/23 (i)	12,962	12,724
SLM Student Loan Trust REMIC, 1.51%, 10/27/14 (i)	2,209	2,198
Soundview Home Equity Loan Trust REMIC, 0.60%, 01/25/37 (i)	978	935
Structured Asset Mortgage Investments Inc. REMIC, 0.89%, 09/19/32 (i)	88	67
Structured Asset Mortgage Investments Inc. REMIC, 0.81%, 07/19/35 (i)	985	642
Structured Asset Mortgage Investments Inc. REMIC, 0.65%, 03/25/37 (i)	1,997	724
Structured Asset Securities Corp. REMIC, 4.69%, 02/25/32 (i)	3	3
Structured Asset Securities Corp. REMIC, 0.82%, 01/25/33 (i)	13	6
Structured Asset Securities Corp. REMIC, 0.57%, 10/25/36 (i)	579	507
Thornburg Mortgage Securities Trust REMIC, 0.64%, 06/25/36 (i)	2,388	2,052
Thornburg Mortgage Securities Trust REMIC, 0.63%, 12/25/36 (i)	936	803
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	696	731
Wachovia Bank Commercial Mortgage Trust REMIC, 0.64%, 06/15/20 (i) (t) (v)	1,873	1,289
Wachovia Bank Commercial Mortgage Trust REMIC, 0.65%, 09/15/21 (i) (t) (v)	7,646	5,256
Wachovia Bank Commercial Mortgage Trust REMIC, 5.51%, 04/15/47	1,000	627
Washington Mutual Mortgage Pass-Through Certificates REMIC, 4.77%, 02/25/31 (i)	14	13
Washington Mutual Mortgage Pass-Through Certificates REMIC, 0.60%, 08/25/42 (i)	237	159
Washington Mutual Mortgage Pass-Through Certificates REMIC, 3.02%, 11/25/42 (i)	142	86
Washington Mutual Mortgage Pass-Through Certificates REMIC, 0.81%, 10/25/45 (i)	234	96
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.95%, 01/25/35 (i)	1,770	1,209
Wells Fargo Mortgage Backed Securities Trust REMIC, 4.95%, 03/25/36 (i)	1,312	825

Total Non-U.S. Government Agency Asset-Backed Securities (cost $201,998)		160,842

CORPORATE BONDS AND NOTES - 35.3%
CONSUMER DISCRETIONARY - 2.0%
Comcast Corp., 1.46%, 07/14/09 (i)	1,700	1,691
Comcast Corp., 5.88%, 02/15/18	400	380
Comcast Corp., 6.45%, 03/15/37	400	349
Daimler Finance North America LLC, 1.63%, 08/03/09 (i)	1,400	1,390
Princeton University, 5.70%, 03/01/39	4,500	4,417
R.H. Donnelley Corp., Term Loan, 6.33%, 06/30/11 (i) (u)	33	15
R.H. Donnelley Corp., Term Loan, 6.44%, 06/30/11 (i) (u)	719	316
R.H. Donnelley Corp., Term Loan, 6.59%, 06/30/11 (i) (u)	46	20
Target Corp., 5.13%, 01/15/13	3,000	3,125

Time Warner Inc., 1.46%, 11/13/09 (i)		12,600	12,365
Walt Disney Co., 1.15%, 07/16/10 (i)		4,400	4,345
			28,413
CONSUMER STAPLES - 0.7%
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18		100	91
Campbell Soup Co., 4.50%, 02/15/19		6,800	6,778
Kraft Foods Inc., 6.13%, 02/01/18		1,400	1,403
Kraft Foods Inc., 6.88%, 02/01/38		600	589
Philip Morris International Inc., 5.65%, 05/16/18		1,200	1,192
			10,053
ENERGY - 1.3%
Anadarko Petroleum Corp., 1.72%, 09/15/09 (i)		2,200	2,192
Citigroup Global Markets Deutschland AG for OAO Gazprom, 10.50%, 10/21/09		1,500	1,538
El Paso Corp., 8.05%, 10/15/30		600	458
El Paso Corp., 7.80%, 08/01/31		800	598
Gaz Capital SA, 6.21%, 11/22/16 (t) (v)		300	218
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18		6,400	5,827
Peabody Energy Corp., 7.88%, 11/01/26		500	446
Petroleos Mexicanos, 8.00%, 05/03/19 (t) (v)		6,500	6,338
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (t) (v)		500	383
			17,998
FINANCIALS - 24.4%
Allstate Life Global Funding Trust, 5.38%, 04/30/13		1,900	1,838
American Express Bank FSB, 5.50%, 04/16/13		2,700	2,329
American Express Bank FSB, 6.00%, 09/13/17		300	253
American Express Centurion Bank, 0.58%, 06/12/09 (i)		8,700	8,584
American Express Centurion Bank, 0.72%, 11/16/09 (i)		2,300	2,208
American Express Centurion Bank, 6.00%, 09/13/17		300	253
American Express Co., 7.00%, 03/19/18		2,100	1,852
American General Finance Corp., 6.90%, 12/15/17		2,400	841
American Honda Finance Corp., 1.29%, 02/09/10 (i) (t) (v)		1,900	1,888
American International Group Inc., 2.54%, 06/16/09 (i) (t) (v)		1,200	1,080
American International Group Inc., 5.05%, 10/01/15		200	89
American International Group Inc., 5.85%, 01/16/18		4,500	1,762
American International Group Inc., 6.25%, 03/15/37 (i)		800	64
ANZ National International Ltd., 1.28%, 08/07/09 (i) (t) (v)		4,800	4,797
ANZ National International Ltd., 6.20%, 07/19/13 (t) (v)		2,200	2,121
Bank of America Corp., 1.36%, 11/06/09 (i)		200	197
Bank of America Corp., 6.00%, 09/01/17		1,700	1,447
Bank of America Corp., 8.00% (callable at 100 on 01/30/18) (p)		20,700	8,290
Bank of America NA, 1.33%, 06/12/09 (i)		5,300	5,294
Bank of America NA, 1.60%, 06/15/16 (i)		700	444
Bank of America NA, 6.00%, 10/15/36		600	397
Bank of New York Mellon Corp., 1.63%, 02/05/10 (i)		7,400	7,287
Bank of Scotland Plc, 1.13%, 07/17/09 (i) (t) (v)		2,300	2,287
Banque Centrale De Tunisie, 7.50%, 08/06/09 (t) (v)	EUR	300	398
Barclays Bank Plc, 5.45%, 09/12/12		10,700	10,833
Barclays Bank Plc, 6.05%, 12/04/17 (t) (v)		1,600	1,258
Barclays Bank Plc, 7.43% (callable at 100 on 12/15/17) (p) (t) (v)		15,000	6,231

Bear Stearns Cos. Inc., 1.35%, 07/16/09 (i)		800	798
Bear Stearns Cos. Inc., 1.34%, 08/21/09 (i)		2,200	2,193
Bear Stearns Cos. Inc., 1.37%, 05/18/10 (i)		5,600	5,516
Bear Stearns Cos. Inc., 4.55%, 06/23/10		3,400	3,356
Bear Stearns Cos. Inc., 6.95%, 08/10/12		3,500	3,564
BNP Paribas, 5.19% (callable at 100 on 06/29/15) (p) (t) (v)		4,100	1,683
Capital One Financial Corp., 1.57%, 09/10/09 (i)		9,000	8,717
Cemex 10 Capital SPV Ltd., 6.72% (callable at 100 beginning 12/31/16) (p) (t) (v)		1,000	350
China Development Bank, 5.00%, 10/15/15		200	207
Chrysler Financial Co. LLC, Term Loan, 5.00%, 08/03/14 (i) (u)		3,940	2,135
CIT Group Inc., 1.39%, 06/08/09 (i)		12,000	11,610
CIT Group Inc., 1.36%, 08/17/09 (i)		400	357
Citigroup Capital XXI, 8.30%, 12/21/57 (i)		4,300	2,070
Citigroup Funding Inc., 0.52%, 04/23/09 (i)		1,200	1,200
Citigroup Funding Inc., 1.23%, 06/26/09 (i)		1,200	1,185
Citigroup Inc., 1.26%, 12/28/09 (i)		400	369
Citigroup Inc., 5.50%, 08/27/12		1,500	1,337
Citigroup Inc., 5.30%, 10/17/12		600	529
Citigroup Inc., 5.50%, 04/11/13		6,700	5,886
Citigroup Inc., 5.85%, 07/02/13		400	358
Citigroup Inc., 6.00%, 08/15/17		2,200	1,899
Citigroup Inc., 8.40%, (callable at 100 beginning 04/30/18) (d) (p)		14,500	8,195
Citigroup Inc., 6.13%, 08/25/36		1,700	914
Countrywide Financial Corp., 5.13%, 02/17/11		300	407
Countrywide Financial Corp., 5.80%, 06/07/12		2,300	1,997
Countrywide Home Loans Inc., 4.13%, 09/15/09		6,600	6,522
Credit Agricole SA, 1.26%, 05/28/09 (i) (t) (v)		1,400	1,397
Credit Agricole SA, 1.31%, 05/28/10 (i) (t) (v)		1,600	1,565
Deutsche Bank AG London, 6.00%, 09/01/17		3,000	2,899
ENEL Finance International SA, 6.25%, 09/15/17 (t) (v)		4,700	4,259
Export-Import Bank of China, 4.88%, 07/21/15 (t) (v)		200	205
Export-Import Bank of Korea, 1.35%, 06/01/09 (i)		2,000	1,997
Fifth Third Bancorp, 8.25%, 03/01/38		10,200	6,252
Ford Motor Credit Co. LLC, 7.38%, 10/28/09		1,200	1,076
Ford Motor Credit Co. LLC, 7.88%, 06/15/10		1,000	826
General Electric Capital Corp., 1.19%, 10/26/09 (i)		300	294
General Electric Capital Corp., 1.21%, 01/20/10 (i)		1,600	1,552
General Electric Capital Corp., 1.47%, 10/06/10 (i)		300	275
General Electric Capital Corp., 1.62%, 02/01/11 (i)		2,000	1,811
General Electric Capital Corp., 1.30%, 08/15/11 (i)		2,300	1,967
General Electric Capital Corp., 1.55%, 01/08/16 (i)		200	133
General Electric Capital Corp., 5.50%, 09/15/67 (t) (v)	EUR	6,100	3,161
General Electric Capital Corp., 6.38%, 11/15/67 (i)		3,200	1,554
GMAC LLC, 6.00%, 12/15/11		200	112
Goldman Sachs Group Inc., 1.32%, 06/23/09 (i)		5,100	5,066
Goldman Sachs Group Inc., 6.88%, 01/15/11		6,500	6,569
Goldman Sachs Group Inc., 5.63%, 01/15/17		2,200	1,714
Goldman Sachs Group Inc., 6.25%, 09/01/17		4,400	4,077
Goldman Sachs Group Inc., 5.95%, 01/18/18		1,200	1,089
Goldman Sachs Group Inc., 6.15%, 04/01/18		600	548

Goldman Sachs Group Inc., 6.75%, 10/01/37	6,300	4,261
HSBC Bank USA, 1.43%, 06/10/09 (i)	3,000	2,983
HSBC Finance Corp., 1.20%, 10/21/09 (i)	1,000	945
HSBC Holdings Plc, 6.50%, 05/02/36	500	413
HSBC Holdings Plc, 6.50%, 09/15/37	700	573
International Lease Finance Corp., 5.55%, 09/05/12	4,200	2,328
JPMorgan Chase & Co., 7.00%, 11/15/09	3,100	3,138
JPMorgan Chase & Co., 1.28%, 05/07/10 (i)	2,300	2,252
JPMorgan Chase & Co., 1.44, 08/15/11 (i)	100	92
JPMorgan Chase & Co., 6.00%, 01/15/18	1,200	1,212
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (p)	4,200	2,699
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	3,843
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	300	193
Lehman Brothers Holdings Inc., 3.29%, 11/24/08 (d) (i)	4,800	576
Lehman Brothers Holdings Inc., 3.26%, 12/23/08 (d) (i)	200	24
Lehman Brothers Holdings Inc., 1.49%, 11/10/09 (d) (i)	900	108
Lehman Brothers Holdings Inc., 1.33%, 11/16/09 (d) (i)	400	48
Lehman Brothers Holdings Inc., 1.52%, 04/03/09 (d) (i)	600	72
Lehman Brothers Holdings Inc., 1.39%, 05/25/10 (d) (i)	1,100	132
Lehman Brothers Holdings Inc., 1.31%, 07/18/11 (d) (i)	1,100	132
Lehman Brothers Holdings Inc., 5.63%, 01/24/13 (d)	1,600	192
Lehman Brothers Holdings Inc., 6.20%, 09/26/14 (d)	1,700	217
Lehman Brothers Holdings Inc., 6.88%, 05/02/18 (d)	1,000	120
Lloyds Banking Group Plc, 5.92% (callable at 100 on 10/01/15) (p) (t) (v)	200	36
Merrill Lynch & Co. Inc., 1.29%, 05/08/09 (i)	2,600	2,586
Merrill Lynch & Co. Inc., 1.32%, 08/14/09 (i)	1,400	1,370
Merrill Lynch & Co. Inc., 1.35%, 12/04/09 (i)	1,700	1,633
Merrill Lynch & Co. Inc., 1.36%, 07/25/11 (i)	1,900	1,587
Merrill Lynch & Co. Inc., 1.45%, 10/25/11 (i)	13,600	12,839
Merrill Lynch & Co. Inc., 6.05%, 08/15/12	600	515
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	1,363
MetLife Global Funding Inc., 1.28%, 05/17/10 (i) (t) (v)	3,000	2,832
MetLife Inc., 6.40%, 12/15/36 (i)	500	210
Morgan Stanley, 1.29%, 05/07/09 (i)	2,000	1,996
Morgan Stanley, 3.33%, 05/14/10 (i)	3,700	3,604
Morgan Stanley, 6.60%, 04/01/12	2,500	2,511
Morgan Stanley, 5.95%, 12/28/17	1,800	1,635
Morgan Stanley, 6.25%, 08/28/17	1,200	1,114
National Australia Bank Ltd., 1.35%, 09/11/09 (i) (t) (v)	1,300	1,300
National Australia Bank Ltd., 1.69%, 02/08/10 (i) (t) (v)	14,500	14,499
National Australia Bank Ltd., 5.35%, 06/12/13 (t) (v)	1,900	1,839
National City Bank, 4.50%, 03/15/10	5,000	5,008
Nationwide Life Global Funding I, 5.45%, 10/02/12 (t) (v)	16,200	14,429
Petroleum Export Ltd., 5.27%, 06/15/11 (t) (v)	113	96
PNC Bank NA, 1.62%, 02/01/10 (i)	8,600	8,433
Principal Life Income Funding Trusts, 5.30%, 04/24/13	1,700	1,562
RBS Capital Trust I, 4.71% (callable at 100 beginning 07/01/13) (p)	800	320
Residential Capital LLC, 6.60%, 05/22/09 (i)	1,900	1,698
Resona Bank Ltd., 5.85% (callable at 100 beginning 04/15/16) (p) (t) (v)	300	153
Royal Bank of Scotland Group Plc, 6.99% (callable at 100 beginning 10/05/17) (p) (t) (v)	2,100	924

Santander Perpetual SA Unipersonal, 6.67% (callable at 100 beginning 10/24/17) (p) (t) (v)	3,400	1,870
Santander US Debt SA Unipersonal, 1.33%, 11/20/09 (i) (t) (v)	3,200	3,167
SLM Corp., 1.30%, 07/27/09 (i)	1,000	963
SMFG Preferred Capital Ltd., 6.08% (callable at 100 beginning 01/25/17) (p) (t) (v)	1,000	612
Sovereign Bancorp Inc., 4.90%, 09/23/10	5,000	4,703
State Street Capital Trust III, 8.25% (callable at 100 beginning 03/15/11) (p)	1,700	1,006
State Street Capital Trust IV, 2.32%, 06/15/37 (i)	200	78
Sumitomo Mitsui Banking Corp., 5.63% (callable at 100 beginning 10/15/15) (p) (t) (v)	1,500	950
TNK-BP Finance SA, 6.13%, 03/20/12 (t) (v)	300	249
TransCapitalInvest Ltd., 8.70%, 08/07/18 (t) (v)	800	696
UBS AG Stamford, 5.88%, 12/20/17	1,200	1,032
UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (p)	10,000	2,731
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (p)	200	79
Wachovia Corp., 1.31%, 12/01/09 (i)	200	197
Wachovia Corp., 1.22%, 10/15/11 (i)	3,200	2,837
Wachovia Corp., 5.75%, 02/01/18	4,300	3,809
Wells Fargo & Co., 1.42%, 09/15/09 (i)	400	396
Wells Fargo & Co., 1.61%, 01/29/10 (i)	7,500	7,339
Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (p)	2,400	1,128
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (t) (u)	600	238
		344,799
HEALTH CARE - 1.7%
Amgen Inc., 6.15%, 06/01/18	7,300	7,707
AstraZeneca Plc, 5.90%, 09/15/17	600	635
AstraZeneca Plc, 6.45%, 09/15/37	600	622
HCA Inc., Term Loan, 7.08%, 11/16/13 (i) (u)	4,821	4,100
Health Management Associates Inc., Term Loan, 7.10%, 01/16/14 (i) (u)	4	4
Novartis Capital Corp., 4.13%, 02/10/14	5,800	5,927
Roche Holdings Inc., 7.00%, 03/01/39 (t) (v)	3,600	3,767
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,558
		24,320
INDUSTRIALS - 0.4%
Siemens Financieringsmaatschappij NV, 1.28%, 08/14/09 (i) (t) (v)	2,100	2,092
Union Pacific Corp., 5.70%, 08/15/18	4,000	3,807
		5,899
INFORMATION TECHNOLOGY - 1.8%
Dell Inc., 4.70%, 04/15/13	3,600	3,616
International Business Machines Corp., 5.70%, 09/14/17	13,200	13,674
Oracle Corp., 4.95%, 04/15/13	4,200	4,439
Oracle Corp., 5.75%, 04/15/18	4,100	4,279
		26,008
MATERIALS - 0.5%
Corp. Nacional del Cobre de Chile, 7.50%, 01/15/19 (t) (v)	2,200	2,496
Corp. Nacional del Cobre de Chile, 6.15%, 10/24/36 (t) (v)	200	185
Nucor Corp., 5.75%, 12/01/17	2,400	2,401
Rohm & Haas Co., 6.00%, 09/15/17	900	748
Vale Overseas Ltd., 6.25%, 01/23/17	300	296
Vale Overseas Ltd., 6.88%, 11/21/36	300	260
		6,386

TELECOMMUNICATION SERVICES - 1.9%
AT&T Inc., 4.13%, 09/15/09		3,500	3,532
AT&T Inc., 1.34%, 02/05/10 (i)		900	899
AT&T Inc., 4.95%, 01/15/13		2,000	2,029
AT&T Inc., 5.50%, 02/01/18		2,000	1,934
AT&T Inc., 6.30%, 01/15/38		1,400	1,229
Qwest Corp., 7.63%, 06/15/15		800	720
Telecom Italia Capital SA, 1.70%, 07/18/11 (i)		1,900	1,643
Telefonica Emisiones SAU, 1.59%, 06/19/09 (i)		1,800	1,794
Verizon Communications Inc., 1.48%, 04/03/09 (i)		3,600	3,600
Verizon Wireless Capital LLC, 5.25%, 02/01/12 (t) (v)		9,900	10,033
			27,413
UTILITIES - 0.6%
Electricite de France SA, 5.50%, 01/26/14 (t) (v)		1,600	1,698
Electricite de France SA, 6.50%, 01/26/19 (t) (v)		1,600	1,648
Electricite de France SA, 6.95%, 01/26/39 (t) (v)		1,600	1,586
NRG Energy Inc. Term Loan, 6.58%, 02/01/13 (i) (u)		3,214	2,906
Virginia Electric & Power Co., 6.35%, 11/30/37		200	202
			8,040

Total Corporate Bonds and Notes (cost $590,084)			499,329

GOVERNMENT AND AGENCY OBLIGATIONS - 106.8%
GOVERNMENT SECURITIES - 10.1%
Municipals - 3.0%
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.80%, 06/01/30		1,000	625
Chicago Transit Authority, 6.30%, 12/01/21		100	103
Chicago Transit Authority, 6.30%, 12/01/21		200	206
Chicago Transit Authority, 6.90%, 12/01/40		2,100	2,096
Chicago Transit Authority, 6.90%, 12/01/40		2,000	1,996
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47		6,900	3,932
Illinois State Toll Highway Municipal Bond, 5.50%, 01/01/33		8,000	8,178
Los Angeles Unified School District Municipal Bond - Series A-1 (insured by FSA Inc.), 4.50%, 07/01/22
Los Angeles Unified School District Municipal Bond (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28		6,300	5,539
North Carolina Capital Facilities Finance Duke University Project Series B, 5.00%, 10/01/38		6,400	6,420
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32		875	549
State of California, 5.00%, 12/01/37		6,000	5,158
State of Texas, 4.75%, 04/01/35		600	572
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23		265	190
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47		1,775	956
University of Arkansas Municipal Bond (insured by AMBAC Assurance Corp.), 5.00%, 11/01/37		1,600	1,523
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 4.47%, 12/01/20 (j)		1,400	824
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 4.47%, 12/01/20 (j)			42,474
Sovereign - 0.1%
Brazilian Government International Bond, 12.50%, 01/05/22	BRL	1,300	584
Brazilian Government International Bond, 10.25%, 01/10/28	BRL	800	313
South Africa Government International Bond, 5.88%, 05/30/22		100	90
			987
Treasury Inflation Index Securities - 4.3%

U.S. Treasury Inflation Indexed Note, 3.00%, 07/15/12 (r)	13,214	14,120
U.S. Treasury Inflation Indexed Note, 1.88%, 07/15/13 (r)	9,864	10,252
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (r)	16,809	17,348
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/16 (r)	3,408	3,512
U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17 (r)	3,781	4,093
U.S. Treasury Inflation Indexed Note, 1.63%, 01/15/18 (r)	4,117	4,176
U.S. Treasury Inflation Indexed Note, 1.75%, 01/15/28 (r)	804	772
U.S. Treasury Inflation Indexed Note, 2.50%, 01/15/29 (r)	5,703	6,176
		60,449
U.S. Treasury Securities - 2.7%
U.S. Treasury Bond, 8.75%, 08/15/20	2,100	3,204
U.S. Treasury Bond, 8.13%, 05/15/21	10,600	15,708
U.S. Treasury Bond, 8.00%, 11/15/21	7,700	11,394
U.S. Treasury Bond, 3.50%, 02/15/39	8,400	8,300
		38,606
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 96.7%
Federal Home Loan Mortgage Corp. - 14.7%
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	20	21
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	7	7
Federal Home Loan Mortgage Corp., 6.00%, 03/01/16	20	21
Federal Home Loan Mortgage Corp., 6.00%, 08/01/16	21	22
Federal Home Loan Mortgage Corp., 4.88%, 06/13/18	1,000	1,109
Federal Home Loan Mortgage Corp., 5.00%, 11/01/18	427	446
Federal Home Loan Mortgage Corp., 5.00%, 12/14/18	1,300	1,255
Federal Home Loan Mortgage Corp., 6.00%, 08/01/26	2,903	3,050
Federal Home Loan Mortgage Corp., 5.33%, 07/01/27 (i)	1	1
Federal Home Loan Mortgage Corp., 6.00%, 09/01/27	7,514	7,881
Federal Home Loan Mortgage Corp., 7.50%, 03/01/32 (f)	185	186
Federal Home Loan Mortgage Corp., 5.00%, 04/01/35, TBA (g)	3,000	3,094
Federal Home Loan Mortgage Corp., 5.50%, 04/01/35, TBA (g)	92,000	95,450
Federal Home Loan Mortgage Corp., 6.00%, 04/01/35, TBA (g)	39,400	41,185
Federal Home Loan Mortgage Corp., 5.50%, 12/01/36	757	787
Federal Home Loan Mortgage Corp., 5.50%, 03/01/37	747	776
Federal Home Loan Mortgage Corp., 5.50%, 04/01/38	2,899	3,011
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	77	81
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	54	57
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	348	365
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	187	197
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	72	76
Federal Home Loan Mortgage Corp., 6.00%, 04/01/38	750	785
Federal Home Loan Mortgage Corp., 5.50%, 08/19/38	4,110	4,269
Federal Home Loan Mortgage Corp., 5.50%, 09/01/38	2,742	2,848
Federal Home Loan Mortgage Corp., 5.50%, 09/01/38	104	108
Federal Home Loan Mortgage Corp., 5.50%, 09/01/38	833	865
Federal Home Loan Mortgage Corp., 5.50%, 11/01/38	188	195
Federal Home Loan Mortgage Corp., 5.50%, 11/01/38	133	138
Federal Home Loan Mortgage Corp. REMIC, 0.79%, 02/15/19 (i)	7,997	7,737
Federal Home Loan Mortgage Corp. REMIC, 0.71%, 07/15/19 (i)	1,852	1,795
Federal Home Loan Mortgage Corp. REMIC, 1.35%, 08/15/19 (i)	8,343	8,080

Federal Home Loan Mortgage Corp. REMIC, 0.71%, 10/15/20 (i)	11,438	11,077
Federal Home Loan Mortgage Corp. REMIC, 7.00%, 05/15/23	366	386
Federal Home Loan Mortgage Corp. REMIC, 1.01%, 11/15/30 (i)	7	7
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 03/15/34	7,761	7,462
Federal Home Loan Mortgage Corp. REMIC, 0.56%, 12/25/36 (i)	2,470	2,461
Federal Home Loan Mortgage Corp. REMIC, 3.02%, 02/25/45 (i)	111	95
		207,386
Federal National Mortgage Association - 79.9%
Federal National Mortgage Association, 5.50%, 11/01/13	5	5
Federal National Mortgage Association, 5.50%, 03/01/16	63	66
Federal National Mortgage Association, 6.00%, 04/01/16	61	65
Federal National Mortgage Association, 6.00%, 04/01/16	24	25
Federal National Mortgage Association, 6.00%, 04/01/16	39	41
Federal National Mortgage Association, 6.00%, 05/01/16	49	51
Federal National Mortgage Association, 6.00%, 08/01/16	30	32
Federal National Mortgage Association, 6.00%, 09/01/16	14	14
Federal National Mortgage Association, 6.00%, 11/01/16	49	51
Federal National Mortgage Association, 6.00%, 11/01/16	18	19
Federal National Mortgage Association, 5.50%, 12/01/16	12	13
Federal National Mortgage Association, 5.50%, 12/01/16	84	88
Federal National Mortgage Association, 5.50%, 12/01/16	50	52
Federal National Mortgage Association, 5.50%, 01/01/17	16	17
Federal National Mortgage Association, 5.50%, 01/01/17	9	10
Federal National Mortgage Association, 5.50%, 01/01/17	33	34
Federal National Mortgage Association, 6.00%, 02/01/17	2	3
Federal National Mortgage Association, 6.00%, 02/01/17	12	13
Federal National Mortgage Association, 5.50%, 03/01/17	55	57
Federal National Mortgage Association, 6.00%, 03/01/17	11	12
Federal National Mortgage Association, 6.00%, 03/01/17	44	46
Federal National Mortgage Association, 6.00%, 03/01/17	23	25
Federal National Mortgage Association, 6.00%, 04/01/17	49	51
Federal National Mortgage Association, 6.00%, 04/01/17	3	3
Federal National Mortgage Association, 6.00%, 04/01/17	11	11
Federal National Mortgage Association, 6.00%, 05/01/17	7	7
Federal National Mortgage Association, 6.00%, 05/01/17	11	11
Federal National Mortgage Association, 5.50%, 10/01/17	54	57
Federal National Mortgage Association, 6.00%, 10/01/17	52	54
Federal National Mortgage Association, 5.50%, 11/01/17	2	2
Federal National Mortgage Association, 5.50%, 11/01/17	33	35
Federal National Mortgage Association, 5.00%, 05/01/18	18	19
Federal National Mortgage Association, 5.00%, 06/01/18	224	234
Federal National Mortgage Association, 5.00%, 08/01/18	1,072	1,121
Federal National Mortgage Association, 5.00%, 09/01/18	159	166
Federal National Mortgage Association, 5.00%, 09/01/18	283	295
Federal National Mortgage Association, 5.00%, 01/01/19	386	403
Federal National Mortgage Association, 5.00%, 06/01/19	243	254
Federal National Mortgage Association, 5.00%, 06/01/19	697	727
Federal National Mortgage Association, 5.00%, 10/01/19	686	716
Federal National Mortgage Association, 5.00%, 10/01/19	516	538
Federal National Mortgage Association, 5.00%, 12/01/19	229	239
Federal National Mortgage Association, 5.00%, 12/01/19	925	964

Federal National Mortgage Association, 4.50%, 05/01/20, TBA (g)	4,000	4,118
Federal National Mortgage Association, 5.00%, 07/01/20	320	333
Federal National Mortgage Association, 5.00%, 10/01/20	15	16
Federal National Mortgage Association, 5.00%, 04/01/21	688	715
Federal National Mortgage Association, 5.00%, 04/01/21	345	358
Federal National Mortgage Association, 5.50%, 05/01/21	98	102
Federal National Mortgage Association, 5.50%, 06/01/21	35	36
Federal National Mortgage Association, 5.50%, 10/01/21	1,700	1,776
Federal National Mortgage Association, 5.50%, 03/01/22	184	192
Federal National Mortgage Association, 5.50%, 04/01/22	116	121
Federal National Mortgage Association, 5.50%, 04/01/22	851	888
Federal National Mortgage Association, 5.50%, 05/01/22	40	41
Federal National Mortgage Association, 5.50%, 05/01/22	180	188
Federal National Mortgage Association, 5.50%, 05/01/22	121	126
Federal National Mortgage Association, 5.50%, 06/01/22	50	52
Federal National Mortgage Association, 5.50%, 06/01/22	298	311
Federal National Mortgage Association, 5.50%, 09/01/22	296	309
Federal National Mortgage Association, 5.50%, 10/01/22	29	30
Federal National Mortgage Association, 5.50%, 12/01/22	163	170
Federal National Mortgage Association, 5.50%, 12/01/22	174	181
Federal National Mortgage Association, 5.00%, 01/01/23	770	799
Federal National Mortgage Association, 5.50%, 01/01/23	490	511
Federal National Mortgage Association, 5.50%, 01/01/23	250	261
Federal National Mortgage Association, 5.50%, 02/01/23	279	291
Federal National Mortgage Association, 5.50%, 03/01/23	263	275
Federal National Mortgage Association, 5.50%, 04/01/23	398	415
Federal National Mortgage Association, 5.50%, 05/01/23	472	492
Federal National Mortgage Association, 5.50%, 06/01/23	83	87
Federal National Mortgage Association, 5.50%, 06/01/23	187	195
Federal National Mortgage Association, 5.00%, 07/01/23	91	95
Federal National Mortgage Association, 5.50%, 07/01/23	284	296
Federal National Mortgage Association, 5.50%, 07/01/23	451	470
Federal National Mortgage Association, 5.50%, 07/01/23	447	467
Federal National Mortgage Association, 5.50%, 07/01/23	191	200
Federal National Mortgage Association, 5.00%, 08/01/23	1,000	1,038
Federal National Mortgage Association, 5.50%, 08/01/23	299	312
Federal National Mortgage Association, 5.50%, 09/01/23	109	114
Federal National Mortgage Association, 5.50%, 09/01/23	764	797
Federal National Mortgage Association, 5.50%, 09/01/23	286	299
Federal National Mortgage Association, 5.50%, 12/01/23	1,755	1,832
Federal National Mortgage Association, 6.00%, 12/01/26	6,775	7,119
Federal National Mortgage Association, 6.00%, 02/01/27	3,528	3,707
Federal National Mortgage Association, 6.00%, 06/01/27	5,084	5,327
Federal National Mortgage Association, 6.00%, 08/01/27	7,216	7,562
Federal National Mortgage Association, 6.00%, 09/01/27	7,561	7,924
Federal National Mortgage Association, 6.00%, 10/01/27	7,319	7,669
Federal National Mortgage Association, 6.00%, 11/01/27	15,075	15,798
Federal National Mortgage Association, 6.50%, 07/01/29	1	1
Federal National Mortgage Association, 6.50%, 12/01/29	1	1

Federal National Mortgage Association, 5.50%, 11/01/32	487	508
Federal National Mortgage Association, 5.50%, 11/01/32	628	655
Federal National Mortgage Association, 5.50%, 11/01/32	87	91
Federal National Mortgage Association, 5.50%, 11/01/32	554	578
Federal National Mortgage Association, 5.50%, 01/01/33	529	552
Federal National Mortgage Association, 6.00%, 03/01/33	39	41
Federal National Mortgage Association, 5.50%, 06/01/33	1,109	1,156
Federal National Mortgage Association, 5.50%, 07/01/33	13	13
Federal National Mortgage Association, 5.50%, 08/01/33	460	479
Federal National Mortgage Association, 5.50%, 10/01/33	18	18
Federal National Mortgage Association, 5.50%, 11/01/33	468	488
Federal National Mortgage Association, 5.50%, 11/01/33	209	218
Federal National Mortgage Association, 5.50%, 11/01/33	12	12
Federal National Mortgage Association, 5.50%, 11/01/33	20	21
Federal National Mortgage Association, 5.50%, 11/01/33	18	19
Federal National Mortgage Association, 5.50%, 12/01/33	218	227
Federal National Mortgage Association, 5.50%, 12/01/33	307	320
Federal National Mortgage Association, 5.50%, 01/01/34	71	74
Federal National Mortgage Association, 5.50%, 02/01/34	278	289
Federal National Mortgage Association, 5.50%, 02/01/34	340	354
Federal National Mortgage Association, 5.50%, 02/01/34	578	602
Federal National Mortgage Association, 5.50%, 03/01/34	1,652	1,723
Federal National Mortgage Association, 5.50%, 03/01/34	365	380
Federal National Mortgage Association, 5.50%, 03/01/34	275	287
Federal National Mortgage Association, 5.50%, 04/01/34	260	270
Federal National Mortgage Association, 5.50%, 04/01/34	4,461	4,650
Federal National Mortgage Association, 5.50%, 04/01/34	13	13
Federal National Mortgage Association, 6.00%, 04/15/34, TBA (g)	205,500	214,619
Federal National Mortgage Association, 5.50%, 05/01/34	1,002	1,044
Federal National Mortgage Association, 5.50%, 06/01/34	1,664	1,732
Federal National Mortgage Association, 5.50%, 11/01/34	1,004	1,046
Federal National Mortgage Association, 5.50%, 12/01/34	33	34
Federal National Mortgage Association, 6.00%, 12/01/34	7	7
Federal National Mortgage Association, 4.87%, 01/01/35 (i)	2,399	2,450
Federal National Mortgage Association, 5.50%, 01/01/35	5,413	5,635
Federal National Mortgage Association, 5.50%, 02/01/35	1,150	1,197
Federal National Mortgage Association, 5.50%, 02/01/35	364	378
Federal National Mortgage Association, 5.50%, 05/01/35	429	446
Federal National Mortgage Association, 5.00%, 06/01/35	9,231	9,548
Federal National Mortgage Association, 6.00%, 07/01/35	318	333
Federal National Mortgage Association, 5.00%, 08/01/35	573	592
Federal National Mortgage Association, 5.00%, 09/01/35	90	93
Federal National Mortgage Association, 5.00%, 09/01/35	87	90
Federal National Mortgage Association, 5.00%, 09/01/35	2,987	3,089
Federal National Mortgage Association, 5.00%, 10/01/35	310	321
Federal National Mortgage Association, 5.00%, 02/01/36	22,627	23,399
Federal National Mortgage Association, 5.00%, 03/01/36	28,186	29,148
Federal National Mortgage Association, 6.00%, 03/01/36	1,751	1,832
Federal National Mortgage Association, 6.50%, 04/01/36, TBA (g)	3,600	3,791

Federal National Mortgage Association, 5.50%, 04/12/36, TBA (g)	163,500	169,682
Federal National Mortgage Association, 6.00%, 05/01/36	1,458	1,526
Federal National Mortgage Association, 5.50%, 05/11/36, TBA (g)	27,000	27,953
Federal National Mortgage Association, 6.00%, 05/11/36, TBA (g)	280,000	291,725
Federal National Mortgage Association, 6.50%, 05/11/36, TBA (g)	2,000	2,099
Federal National Mortgage Association, 6.00%, 06/01/36	1,429	1,495
Federal National Mortgage Association, 6.00%, 07/01/36	69	72
Federal National Mortgage Association, 6.00%, 08/01/36	563	589
Federal National Mortgage Association, 6.00%, 08/01/36	688	720
Federal National Mortgage Association, 6.00%, 08/01/36	113	118
Federal National Mortgage Association, 6.00%, 08/01/36	59	62
Federal National Mortgage Association, 6.00%, 08/01/36	563	589
Federal National Mortgage Association, 6.00%, 08/01/36	1,568	1,640
Federal National Mortgage Association, 6.00%, 09/01/36	389	407
Federal National Mortgage Association, 6.00%, 09/01/36	698	730
Federal National Mortgage Association, 6.00%, 09/01/36	1,170	1,224
Federal National Mortgage Association, 6.00%, 09/01/36	1,726	1,806
Federal National Mortgage Association, 6.00%, 09/01/36	5,117	5,354
Federal National Mortgage Association, 6.50%, 09/01/36	37	39
Federal National Mortgage Association, 5.00%, 10/01/36	963	995
Federal National Mortgage Association, 5.50%, 10/01/36	950	987
Federal National Mortgage Association, 6.00%, 10/01/36	1,121	1,173
Federal National Mortgage Association, 5.00%, 12/01/36	185	191
Federal National Mortgage Association, 6.00%, 12/01/36	758	793
Federal National Mortgage Association, 5.00%, 01/01/37	689	711
Federal National Mortgage Association, 5.00%, 01/01/37	255	263
Federal National Mortgage Association, 5.50%, 01/01/37	2,624	2,727
Federal National Mortgage Association, 5.50%, 01/01/37	693	720
Federal National Mortgage Association, 5.00%, 02/01/37	873	902
Federal National Mortgage Association, 5.00%, 02/01/37	22	23
Federal National Mortgage Association, 5.00%, 02/01/37	291	301
Federal National Mortgage Association, 6.50%, 02/01/37	193	204
Federal National Mortgage Association, 6.50%, 02/01/37	178	188
Federal National Mortgage Association, 5.00%, 03/01/37	704	728
Federal National Mortgage Association, 6.00%, 03/01/37	365	382
Federal National Mortgage Association, 5.00%, 04/01/37	96	99
Federal National Mortgage Association, 5.50%, 04/01/37	2,467	2,563
Federal National Mortgage Association, 6.00%, 04/01/37	500	523
Federal National Mortgage Association, 5.50%, 05/01/37	59	61
Federal National Mortgage Association, 5.50%, 05/01/37	684	711
Federal National Mortgage Association, 6.00%, 05/01/37	114	119
Federal National Mortgage Association, 5.50%, 06/01/37	36	37
Federal National Mortgage Association, 6.00%, 06/01/37	817	855
Federal National Mortgage Association, 5.00%, 07/01/37	366	378
Federal National Mortgage Association, 5.50%, 07/01/37	1,939	2,015
Federal National Mortgage Association, 5.50%, 07/01/37	32	33
Federal National Mortgage Association, 6.00%, 07/01/37	42	44
Federal National Mortgage Association, 5.50%, 08/01/37	986	1,024
Federal National Mortgage Association, 6.00%, 08/01/37	696	728
Federal National Mortgage Association, 6.00%, 08/01/37	311	325

Federal National Mortgage Association, 6.00%, 08/01/37	400	418
Federal National Mortgage Association, 6.00%, 09/01/37	1,000	1,046
Federal National Mortgage Association, 5.50%, 10/01/37	518	539
Federal National Mortgage Association, 6.00%, 10/01/37	111	116
Federal National Mortgage Association, 6.00%, 10/01/37	300	314
Federal National Mortgage Association, 6.00%, 10/01/37	1,000	1,046
Federal National Mortgage Association, 6.50%, 10/01/37	45	47
Federal National Mortgage Association, 5.50%, 11/01/37	1,304	1,354
Federal National Mortgage Association, 6.00%, 11/01/37	500	523
Federal National Mortgage Association, 6.00%, 11/01/37	59	62
Federal National Mortgage Association, 6.00%, 12/01/37	500	523
Federal National Mortgage Association, 5.50%, 01/01/38	980	1,018
Federal National Mortgage Association, 5.50%, 01/01/38	234	243
Federal National Mortgage Association, 5.50%, 01/01/38	999	1,038
Federal National Mortgage Association, 6.00%, 01/01/38	993	1,038
Federal National Mortgage Association, 5.50%, 02/01/38	960	998
Federal National Mortgage Association, 5.50%, 02/01/38	960	997
Federal National Mortgage Association, 5.50%, 02/01/38	1,489	1,546
Federal National Mortgage Association, 5.50%, 02/01/38	955	992
Federal National Mortgage Association, 5.50%, 03/01/38	511	531
Federal National Mortgage Association, 5.50%, 03/01/38	962	999
Federal National Mortgage Association, 6.50%, 03/01/38	106	112
Federal National Mortgage Association, 6.00%, 05/01/38	1,905	1,992
Federal National Mortgage Association, 5.50%, 06/01/38	9,603	9,977
Federal National Mortgage Association, 5.50%, 06/01/38	247	256
Federal National Mortgage Association, 5.50%, 06/01/38	2,868	2,979
Federal National Mortgage Association, 5.50%, 07/01/38	31	32
Federal National Mortgage Association, 5.50%, 07/01/38	1,962	2,041
Federal National Mortgage Association, 5.50%, 07/01/38	1,030	1,070
Federal National Mortgage Association, 6.00%, 07/01/38	3,208	3,355
Federal National Mortgage Association, 5.50%, 08/01/38	705	733
Federal National Mortgage Association, 5.50%, 08/01/38	881	915
Federal National Mortgage Association, 5.50%, 08/01/38	921	957
Federal National Mortgage Association, 5.50%, 09/01/38	2,882	2,994
Federal National Mortgage Association, 5.50%, 09/01/38	1,793	1,863
Federal National Mortgage Association, 5.50%, 09/01/38	8,369	8,694
Federal National Mortgage Association, 5.50%, 09/01/38	2,779	2,887
Federal National Mortgage Association, 5.50%, 10/01/38	896	931
Federal National Mortgage Association, 5.50%, 10/14/38	7,353	7,640
Federal National Mortgage Association, 5.50%, 10/14/38	6,850	7,118
Federal National Mortgage Association, 5.50%, 10/14/38	6,113	6,358
Federal National Mortgage Association, 5.50%, 10/14/38	31,142	32,390
Federal National Mortgage Association, 5.50%, 10/14/38	51,106	53,203
Federal National Mortgage Association, 5.50%, 11/01/38	209	217
Federal National Mortgage Association, 5.50%, 11/13/38	4,092	4,265
Federal National Mortgage Association, 5.50%, 11/13/38	23,917	24,898
Federal National Mortgage Association, 5.50%, 12/01/38	219	228
Federal National Mortgage Association, 5.50%, 01/01/39	24	26
Federal National Mortgage Association, 5.50%, 01/01/39	4,170	4,332
Federal National Mortgage Association, 5.50%, 03/01/39	1,000	1,039

Federal National Mortgage Association, 3.22%, 09/01/40 (i)	11	11
Federal National Mortgage Association, 3.02%, 06/01/43 (i)	740	733
Federal National Mortgage Association REMIC, 5.00%, 02/25/17	239	245
Federal National Mortgage Association REMIC, 5.00%, 04/25/33	641	662
Federal National Mortgage Association REMIC, 4.65%, 05/25/35 (i)	240	247
Federal National Mortgage Association REMIC, 0.58%, 07/25/37 (i)	2,311	2,051
Federal National Mortgage Association REMIC, 6.50%, 12/25/42	86	91
Federal National Mortgage Association REMIC, 0.87%, 03/25/44 (i)	728	684
		1,128,172
Government National Mortgage Association - 0.2%
Government National Mortgage Association, 5.38%, 05/20/26 (i)	76	77
Government National Mortgage Association, 5.38%, 02/20/27 (i)	7	8
Government National Mortgage Association, 5.38%, 04/20/30 (i)	10	10
Government National Mortgage Association, 5.38%, 05/20/30 (i)	9	9
Government National Mortgage Association, 4.75%, 02/20/32 (i)	98	99
Government National Mortgage Association, 5.00%, 02/20/32 (i)	60	61
Government National Mortgage Association, 6.00%, 01/15/37	409	427
Government National Mortgage Association, 6.00%, 06/15/37	508	531
Government National Mortgage Association, 6.00%, 11/15/37	1,274	1,332
Government National Mortgage Association, 6.00%, 10/15/38	375	393
		2,947
Small Business Administration Participation Certificates - 1.9%
Small Business Administration Participation Certificates, 7.45%, 08/01/10	5	6
Small Business Administration Participation Certificates, 6.29%, 01/01/21	33	35
Small Business Administration Participation Certificates, 5.13%, 09/01/23	58	62
Small Business Administration Participation Certificates, 5.52%, 06/01/24	1,300	1,415
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,122	1,209
Small Business Administration Participation Certificates, 5.16%, 02/01/28	11,788	12,541
Small Business Administration Participation Certificates, 5.49%, 03/01/28	11,266	12,257
		27,525

Total Government and Agency Obligations (cost $1,482,011)		1,508,546

SHORT TERM INVESTMENTS - 3.5%
Certificates of Deposit - 0.0%
The Governor & Co. of the Bank of Ireland, 4.86%, 01/15/10 (i)	200	192

Federal Home Loan Bank - 0.3%
Federal Home Loan Bank, 0.32%, 04/06/09	3,000	3,000
Federal Home Loan Bank, 0.34%, 04/24/09	1,600	1,600
		4,600
Federal Home Loan Mortgage Corp. - 0.2%
Federal Home Loan Mortgage Corp., 0.01%, 05/12/09	2,050	2,050
Federal Home Loan Mortgage Corp., 0.24%, 06/22/09	1,200	1,199
		3,249
Federal National Mortgage Association - 2.0%
Federal National Mortgage Association, 0.16%, 04/27/09	10,300	10,299
Federal National Mortgage Association, 0.00%, 06/01/09	5,000	4,998
Federal National Mortgage Association, 0.25%, 06/23/09	12,400	12,395
		27,692

Mutual Funds - 0.7%
JNL Money Market Fund, 0.31% (a) (h)	9,801	9,801

U.S. Treasury Securities - 0.3%
U.S. Treasury Bill, 0.07%, 04/09/09	$ 1,540	1,540
U.S. Treasury Bill, 0.11%, 04/16/09	320	320
U.S. Treasury Bill, 0.11%, 04/23/09	2,190	2,190
		4,050

Total Short Term Investments (cost $49,590)		49,584

Total Investments - 159.3% (cost $2,373,981)		2,251,158
Total Forward Sales Commitments - (0.0%) (proceeds $650)		(664)
Other Assets and Liabilities, Net - (59.3%) (m) (o)		(838,102)
Total Net Assets - 100%		$ 1,412,392

Forward Sales Commitments - 0.0%
GOVERNMENT SECURITIES - 0.0%
Treasury Inflation Index Securities - 0.0%
U.S. Treasury Inflation Indexed Note, 2.63%, 07/15/17 (r)	$ 611	$ 664

Total Forward Sales Commitments - 0.1% (proceeds $650)		$ 664

JNL/PPM America Core Equity Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 12.1%
Abercrombie & Fitch Co. - Class A (e)	8	$ 200
CBS Corp. - Class B (e)	3	13
Comcast Corp. - Class A	37	509
Fortune Brands Inc.	15	371
Home Depot Inc. (e)	19	448
Macy's Inc.	48	427
Newell Rubbermaid Inc.	52	329
Royal Caribbean Cruises Ltd. (e)	25	199
Sherwin-Williams Co.	5	234
Time Warner Cable Inc.	1	36
Time Warner Inc.	6	113
VF Corp.	7	394
Viacom Inc. - Class B (c)	32	547
Walt Disney Co. (e)	9	165
		3,985
CONSUMER STAPLES - 11.2%
Altria Group Inc.	29	460
Archer-Daniels-Midland Co.	18	506
Coca-Cola Co.	10	422
Colgate-Palmolive Co. (e)	3	147
Kimberly-Clark Corp.	2	92
Kraft Foods Inc. - Class A	7	163
PepsiCo Inc.	8	386

Philip Morris International Inc.	9	334
Procter & Gamble Co.	12	584
Walgreen Co.	5	125
Wal-Mart Stores Inc.	9	469
		3,688
ENERGY - 12.5%
Anadarko Petroleum Corp.	2	86
Apache Corp.	8	493
Chevron Corp.	12	827
ConocoPhillips	13	517
Exxon Mobil Corp.	19	1,308
Newfield Exploration Co. (c)	16	363
Occidental Petroleum Corp.	9	495
Valero Energy Corp.	3	45
		4,134
FINANCIALS - 13.8%
Allstate Corp.	21	393
American Express Co.	5	71
Bank of America Corp.	63	432
Citigroup Inc. (e)	25	64
Goldman Sachs Group Inc. (e)	5	530
Hartford Financial Services Group Inc. (e)	66	516
JPMorgan Chase & Co.	27	728
Lincoln National Corp.	44	292
Morgan Stanley (e)	21	480
Travelers Cos. Inc.	12	504
U.S. Bancorp (e)	4	58
Wells Fargo & Co.	35	498
		4,566
HEALTH CARE - 13.1%
Abbott Laboratories	6	272
Amgen Inc. (c)	5	248
Baxter International Inc.	3	159
Bristol-Myers Squibb Co.	10	215
Cardinal Health Inc.	2	54
Cigna Corp.	29	517
Eli Lilly & Co.	5	164
Johnson & Johnson	13	694
Medtronic Inc.	5	162
Merck & Co. Inc.	19	495
Pfizer Inc.	50	680
Schering-Plough Corp.	8	181
UnitedHealth Group Inc.	6	126
WellPoint Inc. (c)	3	95
Wyeth	7	280
		4,342
INDUSTRIALS - 11.5%
3M Co.	3	169
Boeing Co.	4	128

Burlington Northern Santa Fe Corp. (e)	1	84
Caterpillar Inc. (e)	19	517
Emerson Electric Co.	4	109
FedEx Corp.	2	67
General Electric Co. (e)	49	497
Goodrich Corp.	13	508
Honeywell International Inc.	4	98
Masco Corp.	56	388
Spirit Aerosystems Holdings Inc. (c)	22	215
Terex Corp. (c) (e)	20	184
Textron Inc.	74	425
United Parcel Service Inc. - Class B	5	241
United Technologies Corp. (e)	4	185
		3,815
INFORMATION TECHNOLOGY - 16.0%
Applied Materials Inc.	7	73
Automatic Data Processing Inc.	3	88
Avnet Inc. (c)	11	186
Cisco Systems Inc. (c)	28	471
Computer Sciences Corp. (c)	12	449
Corning Inc.	8	101
Dell Inc. (c)	8	80
Hewlett-Packard Co.	18	564
Ingram Micro Inc. - Class A (c)	17	210
Intel Corp.	39	579
International Business Machines Corp.	9	891
Microsoft Corp.	46	845
Oracle Corp. (c)	19	338
QUALCOMM Inc.	7	276
Texas Instruments Inc.	6	104
Western Union Co.	3	43
		5,298
MATERIALS - 5.3%
Alcoa Inc. (e)	4	28
Allegheny Technologies Inc. (e)	18	395
Dow Chemical Co. (e)	27	223
EI Du Pont de Nemours & Co.	14	315
Nucor Corp.	13	492
PPG Industries Inc.	9	314
		1,767
TELECOMMUNICATION SERVICES - 4.4%
AT&T Inc.	34	867
Verizon Communications Inc.	19	573
		1,440
UTILITIES - 0.3%
Dominion Resources Inc. (e)	3	86

Total Common Stocks (cost $44,494)		33,121

SHORT TERM INVESTMENTS - 12.9%

Mutual Funds - 0.4%
JNL Money Market Fund, 0.31% (a) (h)	127	127

Securities Lending Collateral - 12.5%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	4,255	4,119
Mellon GSL Reinvestment Trust II (d) (f) (u)	141	-
		4,119

Total Short Term Investments (cost $4,523)		4,246

Total Investments - 113.1% (cost $49,017)		37,367
Other Assets and Liabilities, Net - (13.1%)		(4,325)
Total Net Assets - 100%		$ 33,042

JNL/PPM America High Yield Bond Fund
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (f) (s) (u)	429	$ 4
Mattress Discounters Corp. (c) (f) (u)	1	-
		4
ENERGY - 0.3%
Chesapeake Energy Corp.	14	244
Inergy LP	30	658
		902
INDUSTRIALS - 0.0%
Terex Corp. (c) (e)	1	5

INFORMATION TECHNOLOGY - 0.0%
Axiohm Transaction Solutions Inc. (c) (f) (s) (u)	1	-

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (e) (f) (s) (u)	3	6

TELECOMMUNICATION SERVICES - 0.0%
Manitoba Telecom Services Inc. (s) (u)	1	13

Total Common Stocks (cost $1,599)		930

PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.0%
ION Media Networks Inc., 12.00%, Series B, 08/31/13 (f)	-	-

FINANCIALS - 0.5%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25 on 12/31/12) (p)	50	23
Federal National Mortgage Association, 8.25% (callable at 25 beginning 12/31/10) (p)	19	13
Federal National Mortgage Association, 8.25% Series T (callable at 25 on 05/20/13) (e) (p)	40	28
GMAC LLC, 7.00% (callable at 1,000 beginning 12/31/11) (p) (t) (v)	1	202
HSBC Holdings Plc, 8.13% (callable at 25 on 04/15/13) (e) (p)	23	460
Wells Fargo Capital XII, 7.88%, 03/15/68 (e)	18	338

		1,064

Total Preferred Stocks (cost $4,205)		1,064

INVESTMENT FUNDS - 1.4%
Eaton Vance Senior Floating-Rate Trust (e)	150	1,252
Pimco Floating Rate Strategy Fund (e)	200	938
Van Kampen Senior Income Trust (e)	400	953

Total Investment Funds (cost $3,812)		3,143

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
Airplanes Pass-Through Trust, 10.88%, 03/15/12 (d) (f)	$ 123	-
Bear Stearns Commercial Mortgage Securities REMIC, 5.58%, 09/11/41 (i)	1,085	591
Bear Stearns Commercial Mortgage Securities REMIC, 5.93%, 09/11/38 (i)	1,000	298
Citigroup Commercial Mortgage Trust, 5.73%, 03/15/49 (i)	2,000	978
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.69%, 10/15/48	1,000	261
Credit Suisse Mortgage Capital Certificates REMIC, 5.74%, 02/15/39 (i)	1,085	534
Credit Suisse Mortgage Capital Certificates REMIC, 5.74%, 02/15/39 (i)	550	154
Credit Suisse Mortgage Capital Certificates REMIC, 5.72%, 06/15/39 (i)	1,000	463
Credit Suisse Mortgage Capital Certificates REMIC, 5.34%, 12/15/39	112	50
Credit Suisse Mortgage Capital Certificates REMIC, 6.32%, 09/15/40 (i)	2,000	448
CW Capital Cobalt Ltd. REMIC, 5.82%, 07/15/17 (i)	1,000	234
JPMorgan Chase Commercial Mortgage Securities Inc. REMIC, 5.90%, 09/11/38 (i)	500	426
JPMorgan Chase Commercial Mortgage Securities Inc. REMIC, 5.92%, 06/11/50 (i)	359	170
Morgan Stanley Capital I REMIC, 5.81%, 12/12/49	1,000	696
United Air Lines Inc. Pass-Through Trust, 6.20%, 12/31/49	21	20

Total Non-U.S. Government Agency Asset-Backed Securities (cost $7,356)		5,323

CORPORATE BONDS AND NOTES - 86.6%
CONSUMER DISCRETIONARY - 20.2%
Beazer Homes USA Inc., 6.50%, 11/15/13	538	121
Beazer Homes USA Inc., 6.88%, 07/15/15	3,000	645
Caesars Entertainment Inc., 8.13%, 05/15/11	1,000	325
CCH I LLC, 11.00%, 10/01/15 (d) (e)	2,500	269
Centex Corp., 5.13%, 10/01/13	2,675	2,113
Charter Communications Holdings II LLC, 10.25%, 09/15/10 (d)	2,000	1,800
Charter Communications Operating LLC, 8.00%, 04/30/12 (d) (e) (t) (v)	2,444	2,236
Clear Channel Communications Inc., 6.25%, 03/15/11 (e)	1,000	200
CSC Holdings Inc., 7.63%, 04/01/11	3,330	3,305
CSC Holdings Inc., 7.63%, 07/15/18	175	158
CSC Holdings Inc., 8.63%, 02/15/19 (t) (v)	325	313
DirecTV Holdings LLC, 6.38%, 06/15/15	2,140	2,017
DISH DBS Corp., 6.63%, 10/01/14	1,000	895
Dollar General Corp., 11.88%, 07/15/17 (e) (k)	1,000	982
Fontainebleau Las Vegas Holdings LLC, 10.25%, 06/15/15 (t) (v)	2,000	60
Ford Motor Co., 4.25%, 12/15/36	320	112
General Motors Corp., 7.20%, 01/15/11 (e)	820	131

General Motors Corp., 7.13%, 07/15/13 (e)	895	128
General Motors Corp., 7.40%, 09/01/25	253	29
General Motors Corp., 6.75%, 05/01/28 (e)	1,742	200
General Motors Corp., 8.38%, 07/15/33 (e)	1,282	154
General Motors Corp., 7.38%, 05/23/48	505	53
Harrah's Operating Co. Inc., 5.38%, 12/15/13	6,500	1,072
Harrah's Operating Co. Inc., 10.75%, 02/01/16	1,000	190
Hertz Corp., 10.50%, 01/01/16 (e)	1,500	652
Jarden Corp., 7.50%, 05/01/17 (e)	1,000	805
Kabel Deutschland GmbH, 10.63%, 07/01/14 (e)	1,700	1,717
KB Home, 5.75%, 02/01/14	1,650	1,306
Lamar Media Corp., 9.75%, 04/01/14 (e) (t) (v)	444	432
Lear Corp., 5.75%, 08/01/14	2,900	725
Levi Strauss & Co., 8.88%, 04/01/16 (e)	2,000	1,550
Mediacom Broadband LLC, 8.50%, 10/15/15	1,000	900
Mediacom LLC / Mediacom Capital Corp., 9.50%, 01/15/13	1,000	935
Meritage Homes Corp., 6.25%, 03/15/15	4,000	2,440
MGM Mirage Inc., 6.75%, 04/01/13 (e)	2,600	910
MGM Mirage Inc., 7.63%, 01/15/17 (e)	925	328
Mohawk Industries Inc., 6.13%, 01/15/16 (l)	2,000	1,474
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	2,205	706
Newsday Secured, Term Loan, 0.00%, 12/31/49 (i) (s) (u)	808	751
Pulte Homes Inc., 6.38%, 05/15/13	1,151	702
Pulte Homes Inc., 5.25%, 01/15/14 (e)	349	293
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16	2,500	1,175
Sally Holdings LLC, 10.50%, 11/15/16	1,500	1,312
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (t) (v)	2,000	830
Standard Pacific Corp., 7.00%, 08/15/15 (e)	4,000	1,920
Station Casinos Inc., 6.00%, 04/01/12 (d)	90	22
Station Casinos Inc., 6.50%, 02/01/14 (d) (u)	1,000	50
Station Casinos Inc., 6.88%, 03/01/16 (d) (u)	2,175	109
Station Casinos Inc., 7.75%, 08/15/16 (d) (u)	690	159
Station Casinos Inc., 6.63%, 03/15/18 (d)	50	2
Sun Media Corp., 7.63%, 02/15/13	967	551
Ticketmaster Entertainment Inc., 10.75%, 08/01/16 (t) (v)	1,125	765
TRW Automotive Inc., 7.00%, 03/15/14 (t) (v)	1,500	630
Valassis Communications Inc., 8.25%, 03/01/15 (e)	1,500	647
Videotron Ltee, 6.38%, 12/15/15	1,000	906
Videotron Ltee, 9.13%, 04/15/18 (t) (v)	175	178
Virgin Media Finance Plc, 9.13%, 08/15/16	1,000	930
Visteon Corp., 7.00%, 03/10/14	2,000	100
Wynn Las Vegas LLC, 6.63%, 12/01/14 (e)	2,000	1,510
XM Satellite Radio Holdings Inc., 13.00%, 08/01/13 (t) (v)	1,000	458
		46,388
CONSUMER STAPLES - 5.1%
Ahold Lease USA Inc., 7.82%, 01/02/20	1,643	1,362
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,022
ARAMARK Corp., 4.67%, 02/01/15 (i)	220	168
ARAMARK Corp., 8.50%, 02/01/15 (e)	1,900	1,748

Constellation Brands Inc., 7.25%, 05/15/17	1,000	950
Crown Cork & Seal Co. Inc., 8.00%, 04/15/23	1,000	890
Dole Food Co. Inc., 8.88%, 03/15/11	1,500	1,279
New Albertson's Inc., 7.75%, 06/15/26	1,000	838
New Albertson's Inc., 7.45%, 08/01/29	1,000	830
New Albertson's Inc., 8.00%, 05/01/31	1,000	818
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	1,000	795
Tyson Foods Inc., 10.50%, 03/01/14 (t) (v)	929	948
		11,648
ENERGY - 13.7%
Chesapeake Energy Corp., 7.00%, 08/15/14	800	704
Chesapeake Energy Corp., 9.50%, 02/15/15	469	456
Chesapeake Energy Corp., 6.63%, 01/15/16	50	42
Chesapeake Energy Corp., 6.88%, 01/15/16	169	142
Chesapeake Energy Corp., 6.25%, 01/15/18 (e)	1,435	1,119
Complete Production Services Inc., 8.00%, 15/15/16	2,275	1,445
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,207
El Paso Corp., 7.88%, 06/15/12 (e)	1,000	951
El Paso Corp., 8.25%, 02/15/16	320	299
El Paso Corp., 7.80%, 08/01/31	3,460	2,585
El Paso Corp., 7.75%, 01/15/32	1,430	1,065
Enterprise Products Operating LLC, 8.38%, 08/01/16 (i)	860	576
Enterprise Products Operating LLC, 7.03%, 01/15/68 (i)	1,000	625
Forest Oil Corp., 8.50%, 02/15/14 (t) (v)	388	360
Inergy LP/Inergy Finance Corp., 8.75%, 03/01/15 (t) (v)	336	324
Knight Inc., 6.50%, 09/01/12	2,038	1,900
Linn Energy LLC, 9.88%, 07/01/18 (t) (v)	1,000	820
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 8.75%, 04/15/18	1,517	1,058
Peabody Energy Corp., 6.88%, 03/15/13	1,000	975
PetroHawk Energy Corp., 9.13%, 07/15/13	1,040	998
PetroHawk Energy Corp., 10.50%, 08/01/14 (t) (v)	198	197
PetroHawk Energy Corp., 7.88%, 06/01/15 (t) (v)	1,000	880
Pride International Inc., 7.38%, 07/15/14	2,000	1,970
Quicksilver Resources Inc., 7.13%, 04/01/16	728	346
Range Resources Corp., 7.50%, 05/15/16	1,000	922
Range Resources Corp., 7.25%, 05/01/18	294	263
Stone Energy Corp., 8.25%, 12/15/11	1,250	656
Targa Resources Inc., 8.25%, 07/01/16 (t) (v)	1,000	725
Tennessee Gas Pipeline Co., 8.00%, 02/01/16 (t) (v)	300	300
Tesoro Corp., 6.50%, 06/01/17	2,000	1,510
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 0.00%, 06/30/11 (i) (s) (u)	3,990	2,628
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 0.00%, 06/30/11 (i) (u)	1,767	1,824
Whiting Petroleum Corp., 7.25%, 05/01/12	825	679
Whiting Petroleum Corp., 7.00%, 02/01/14	625	469
Williams Cos. Inc., 8.75%, 01/15/20 (t) (v)	399	397
		31,417
FINANCIALS - 7.2%
Bank of America Corp., 8.00% (callable at 100 on 01/30/18) (p)	1,500	601
Ford Motor Credit Co. LLC, 7.88%, 06/15/10	800	661
Ford Motor Credit Co. LLC, 6.57%, 06/15/11 (i)	1,070	754

Ford Motor Credit Co. LLC, 9.88%, 08/10/11	1,045	791
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	4,000	2,848
Ford Motor Credit Co. LLC, 4.01%, 01/13/12 (i)	358	225
Fresenius US Finance II Inc., 9.00%, 07/15/15 (t) (v)	225	234
GMAC LLC, 6.88%, 08/28/12 (t) (v)	4,061	2,727
GMAC LLC, 6.75%, 12/01/14 (t) (v)	614	357
Hanson Australia Funding Ltd., 5.25%, 03/15/13	1,051	462
Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/15	1,000	255
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 04/01/17	2,000	340
Host Hotels & Resorts LP, 7.13%, 11/01/13 (e)	2,075	1,676
Host Hotels & Resorts LP, 6.38%, 03/15/15	75	56
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (p)	983	632
Liberty Mutual Group Inc., 7.80%, 03/15/37 (e) (i) (t) (v)	1,300	495
Nielsen Finance LLC, 11.63%, 02/01/14 (t) (v)	741	668
Nielsen Finance LLC, 10.00%, 08/01/14	1,500	1,290
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	338
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (t) (v)	1,000	793
Washington Mutual Bank, 6.88%, 06/15/11 (d)	1,500	-
Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (p)	1,000	470
		16,673
HEALTH CARE - 8.1%
Biomet Inc., 10.38%, 10/15/17	1,000	845
Community Health Systems Inc., 8.88%, 07/15/15	4,733	4,473
HCA Inc., 6.25%, 02/15/13	3,700	2,775
HCA Inc., 5.75%, 03/15/14	5,095	3,337
HealthSouth Corp., 10.75%, 06/15/16	4,000	3,920
IASIS Healthcare LLC / IASIS Capital Corp., 8.75%, 06/15/14	2,300	2,162
Tenet Healthcare Corp., 7.38%, 02/01/13	1,500	1,192
		18,704
INDUSTRIALS - 5.0%
Allied Waste North America Inc., 6.13%, 02/15/14 (e)	2,000	1,880
Allied Waste North America Inc., 6.88%, 06/01/17	1,000	910
BE Aerospace Inc., 8.50%, 07/01/18	1,000	834
Bombardier Inc., 6.75%, 05/01/12 (t) (v)	1,000	795
Bombardier Inc., 6.30%, 05/01/14 (t) (v)	1,000	705
GrafTech Finance Inc., 10.25%, 02/15/12	24	22
Graham Packaging Co. Inc., 8.50%, 10/15/12	1,000	768
L-3 Communications Corp., 6.38%, 10/15/15	1,000	942
Nalco Co., 8.88%, 11/15/13	1,732	1,663
Radnor Holdings Corp., 11.00%, 03/15/10 (d)	100	-
Safety-Kleen Services Inc., 9.25%, 06/01/08 (d) (f) (u)	125	-
Stone Container Finance Co., 7.38%, 07/15/14 (d)	1,375	217
Terex Corp., 8.00%, 11/15/17	1,300	1,053
United Rentals Inc., 6.50%, 02/15/12 (e)	1,950	1,560
Waste Management Inc., 7.38%, 03/11/19	195	199
		11,548
INFORMATION TECHNOLOGY - 2.7%
CSC Holdings Inc., 8.50%, 04/15/14 (t) (u)	535	527
First Data Corp., 9.88%, 09/24/15 (e)	1,700	994

Freescale Semiconductor Inc., 8.88%, 12/15/14	980	206
Freescale Semiconductor Inc., 10.13%, 12/15/16	2,800	504
Hanson Ltd., 6.13%, 08/15/16	231	99
Sanmina-SCI Corp., 8.13%, 03/01/16	683	239
Sungard Data Systems Inc., 9.13%, 08/15/13	400	348
Sungard Data Systems Inc., 10.63%, 05/15/15 (t) (v)	155	136
Sungard Data Systems Inc., 10.25%, 08/15/15	2,515	1,760
Telesat Canada, 12.50%, 11/01/17 (t) (v)	500	370
Unisys Corp., 8.00%, 10/15/12	1,000	251
West Corp., 9.50% 10/15/14	1,000	696
		6,130
MATERIALS - 5.1%
CRH America Inc., 8.13%, 07/15/18 (l)	1,980	1,544
Domtar Corp., 7.13%, 08/15/15	1,000	670
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	4,020	3,759
Georgia-Pacific LLC, 8.13%, 05/15/11	650	646
Georgia-Pacific LLC, Term Loan B, 4.18%, 06/30/11 (i) (s) (u)	2,320	2,062
Huntsman International LLC, 7.88%, 11/15/14 (e)	500	205
Ineos Group Holdings Plc, 8.50%, 02/15/16 (t) (v)	3,500	201
Momentive Performance Materials Inc., 9.75%, 12/01/14 (e) (k)	1,000	295
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,000	821
Sappi Papier Holding AG, 6.75%, 06/15/12 (t) (v)	908	510
Smurfit-Stone Container Enterprises Inc., 8.00%, 03/15/17 (d) (e)	1,825	219
Steel Dynamics Inc., 6.75%, 04/01/15	1,000	678
		11,610
TELECOMMUNICATION SERVICES - 11.6%
Cincinnati Bell Inc., 8.38%, 01/15/14 (e)	3,385	3,182
Cricket Communications Inc., 9.38%, 11/01/14	1,000	952
Crown Castle International Corp., 9.00%, 01/15/15	633	635
Frontier Communications Corp., 6.25%, 01/15/13	750	680
Frontier Communications Corp., 7.13%, 03/15/19	620	487
Frontier Communications Corp., 7.88%, 01/15/27	590	398
Frontier Communications Corp., 9.00%, 08/15/31	281	193
Intelsat Bermuda Ltd., 11.25%, 02/04/17 (e) (k) (t) (v)	1,500	1,245
Intelsat Corp., 9.25%, 08/15/14 (t) (v)	1,000	940
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 01/15/15 (t) (v)	3,449	3,199
Nextel Communications Inc., 6.88%, 10/31/13	371	211
Nextel Communications Inc., 5.95%, 03/15/14	1,629	904
Nordic Telephone Co. Holdings ApS, 8.88%, 05/01/16 (e) (t) (v)	945	884
Qwest Communications International Inc., 7.50%, 02/15/14	3,325	2,876
Qwest Communications International Inc., 7.50%, 02/15/14 (k)	145	125
Sprint Capital Corp., 6.88%, 11/15/28 (e)	4,665	2,846
Sprint Nextel Corp., 6.00%, 12/01/16	3,654	2,613
Telesat Canada/Telesat LLC, 11.00%, 11/01/15 (t) (v)	2,000	1,660
Windstream Corp., 8.13%, 08/01/13	700	690
Windstream Corp., 8.63%, 08/01/16	1,925	1,891
		26,611
UTILITIES - 7.9%
AES China Generating Co. Ltd., 8.25%, 06/26/10	155	129
AES Corp., 9.75%, 04/15/16 (t) (v)	1,355	1,274

AES Corp., 8.00%, 10/15/17	3,000	2,572
CMS Energy Corp., 6.55%, 07/17/17	2,500	2,194
Dynegy Holdings Inc., 8.38%, 05/01/16	1,000	678
Dynegy Holdings Inc., 7.75%, 06/01/19	3,500	2,275
Dynegy Holdings Inc., 7.63%, 10/15/26	125	54
Edison Mission Energy, 7.50%, 06/15/13	170	134
Edison Mission Energy, 7.75%, 06/15/16	940	714
Edison Mission Energy, 7.00%, 05/15/17 (e)	1,900	1,387
Energy Future Holdings Corp., 10.88%, 11/01/17 (e)	3,500	2,258
Ipalco Enterprises Inc., 7.25%, 04/01/16 (t) (v)	800	708
Midwest Generation LLC, 8.56%, 01/02/16	693	643
Mirant North America LLC, 7.38%, 12/31/13	1,780	1,611
NiSource Finance Corp., 10.75%, 03/15/16 (l)	423	428
NRG Energy Inc., 7.38%, 02/01/16	1,000	930
Southern Natural Gas Co., 8.00%, 03/01/32	62	56
		18,045

Total Corporate Bonds and Notes (cost $270,796)		198,774

SHORT TERM INVESTMENTS - 18.9%
Mutual Funds - 7.1%
JNL Money Market Fund, 0.31% (a) (h)	16,412	16,412

Securities Lending Collateral - 11.8%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	27,896	26,998
Mellon GSL Reinvestment Trust II (d) (f) (u)	746	-
		26,998

Total Short Term Investments (cost $45,054)		43,410

Total Investments - 110.0% (cost $332,822)		252,644
Other Assets and Liabilities, Net - (10.0%)		(22,979)
Total Net Assets - 100%		$ 229,665

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 102.5%
CONSUMER DISCRETIONARY - 19.0%
Abercrombie & Fitch Co. - Class A	6	$ 145
BorgWarner Inc.	7	132
Fortune Brands Inc.	7	160
Liz Claiborne Inc.	27	68
Macy's Inc.	19	169
Newell Rubbermaid Inc.	16	100
Royal Caribbean Cruises Ltd.	19	149
Sherwin-Williams Co.	2	114
VF Corp.	2	126
Viacom Inc. - Class B (c)	5	82
		1,245
CONSUMER STAPLES - 4.1%

Corn Products International Inc.	9	182
NBTY Inc. (c)	6	84
		266
ENERGY - 6.4%
Apache Corp.	1	83
Comstock Resources Inc. (c)	4	122
Hercules Offshore Inc. (c)	39	62
Newfield Exploration Co. (c)	7	154
		421
FINANCIALS - 12.0%
American Financial Group Inc.	11	173
Astoria Financial Corp.	19	176
Hartford Financial Services Group Inc.	15	119
Lincoln National Corp.	19	126
Reinsurance Group of America Inc.	6	188
		782
HEALTH CARE - 5.5%
Cigna Corp.	9	164
Owens & Minor Inc.	2	66
Res-Care Inc. (c)	9	127
		357
INDUSTRIALS - 29.1%
Belden Inc.	7	86
Con-Way Inc.	8	138
Esterline Technologies Corp. (c)	7	141
GATX Corp.	6	113
Goodrich Corp.	4	167
Kennametal Inc.	10	165
Lincoln Electric Holdings Inc.	5	162
Masco Corp.	23	162
SkyWest Inc.	6	77
Spirit Aerosystems Holdings Inc. (c)	17	166
Steelcase Inc.	29	145
Terex Corp. (c)	7	68
Textron Inc.	25	143
Watson Wyatt Worldwide Inc.	3	168
		1,901
INFORMATION TECHNOLOGY - 8.7%
Avnet Inc. (c)	9	159
Computer Sciences Corp. (c)	5	173
Ingram Micro Inc. - Class A (c)	14	171
Omnivision Technologies Inc. (c)	9	62
		565
MATERIALS - 13.2%
Allegheny Technologies Inc.	8	171
Nucor Corp.	2	66
Olin Corp.	13	178
PPG Industries Inc.	4	133
Reliance Steel & Aluminum Co.	7	171

Steel Dynamics Inc.	17	146
		865
UTILITIES - 4.5%
Pinnacle West Capital Corp.	6	165
Westar Energy Inc.	7	131
		296

Total Common Stocks (cost $8,552)		6,698

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	17	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $17)		-

Total Investments - 102.5% (cost $8,569)		6,698
Other Assets and Liabilities, Net - (2.5%)		(167)
Total Net Assets - 100%		$ 6,531

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 22.5%
Abercrombie & Fitch Co. - Class A	5	$ 107
Bob Evans Farms Inc.	9	206
BorgWarner Inc.	7	148
Columbia Sportswear Co.	5	159
Jakks Pacific Inc. (c)	15	189
K-Swiss Inc. - Class A	19	161
Liz Claiborne Inc.	33	82
Macy's Inc.	13	111
RC2 Corp. (c)	20	105
Royal Caribbean Cruises Ltd.	11	87
Skechers U.S.A. Inc. - Class A (c)	30	198
Superior Industries International Inc.	16	190
		1,743
CONSUMER STAPLES - 5.9%
Corn Products International Inc.	9	191
Del Monte Foods Co.	11	78
NBTY Inc. (c)	13	187
		456
ENERGY - 5.1%
Comstock Resources Inc. (c)	6	176
Hercules Offshore Inc. (c)	52	83
Newfield Exploration Co. (c)	6	134
		393
FINANCIALS - 13.5%
American Financial Group Inc.	12	196
Associated Bancorp	5	80
Astoria Financial Corp.	20	182
Delphi Financial Group Inc.	15	199

Reinsurance Group of America Inc.	6	194
SeaBright Insurance Holdings Inc. (c)	19	198
		1,049
HEALTH CARE - 4.1%
Owens & Minor Inc.	4	116
Res-Care Inc. (c)	14	201
		317
INDUSTRIALS - 26.5%
Belden Inc.	12	153
Con-Way Inc.	9	158
Esterline Technologies Corp. (c)	10	194
GATX Corp.	8	170
GenCorp Inc. (c)	33	70
Kennametal Inc.	11	185
Lincoln Electric Holdings Inc.	6	190
Masco Corp.	17	117
SkyWest Inc.	15	189
Spirit Aerosystems Holdings Inc. (c)	15	154
Steelcase Inc.	28	139
Terex Corp. (c)	15	136
Watson Wyatt Worldwide Inc.	4	202
		2,057
INFORMATION TECHNOLOGY - 8.6%
Avnet Inc. (c)	8	140
Benchmark Electronics Inc. (c)	14	158
Ingram Micro Inc. - Class A (c)	15	192
Omnivision Technologies Inc. (c)	27	178
		668
MATERIALS - 7.8%
Olin Corp.	14	201
Reliance Steel & Aluminum Co.	7	192
Steel Dynamics Inc.	24	209
		602
UTILITIES - 4.3%
Pinnacle West Capital Corp.	5	135
Westar Energy Inc.	12	202
		337

Total Common Stocks (cost $10,033)		7,622

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (d) (f) (u)	3	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $3)		-

SHORT TERM INVESTMENTS - 5.6%
Mutual Funds - 5.6%
JNL Money Market Fund, 0.31% (a) (h)	432	432

Total Short Term Investments (cost $432)		432

Total Investments - 103.9% (cost $10,468)		8,054
Other Assets and Liabilities, Net - (3.9%)		(299)
Total Net Assets - 100%		$ 7,755

JNL/PPM America Value Equity Fund
COMMON STOCKS - 100.5%
CONSUMER DISCRETIONARY - 17.7%
Abercrombie & Fitch Co. - Class A (e)	22	$ 516
Comcast Corp. - Class A	99	1,350
Fortune Brands Inc.	39	965
Home Depot Inc. (e)	46	1,074
Macy's Inc.	126	1,120
Newell Rubbermaid Inc.	127	807
Royal Caribbean Cruises Ltd. (e)	69	553
Sherwin-Williams Co.	12	598
VF Corp.	16	926
Viacom Inc. - Class B (c)	80	1,392
		9,301
CONSUMER STAPLES - 5.1%
Altria Group Inc.	84	1,344
Archer-Daniels-Midland Co.	49	1,353
		2,697
ENERGY - 11.6%
Apache Corp.	20	1,275
Chevron Corp.	20	1,358
ConocoPhillips	34	1,312
Newfield Exploration Co. (c)	40	906
Occidental Petroleum Corp.	23	1,258
		6,109
FINANCIALS - 20.9%
Allstate Corp.	51	969
Bank of America Corp.	159	1,084
Goldman Sachs Group Inc. (e)	13	1,378
Hartford Financial Services Group Inc. (e)	170	1,337
JPMorgan Chase & Co.	51	1,350
Lincoln National Corp.	113	759
Morgan Stanley	61	1,398
Travelers Cos. Inc.	35	1,435
Wells Fargo & Co. (e)	89	1,273
		10,983
HEALTH CARE - 7.4%
Cigna Corp.	77	1,347
Merck & Co. Inc.	48	1,284
Pfizer Inc.	93	1,272
		3,903
INDUSTRIALS - 11.0%
Caterpillar Inc. (e)	46	1,295

Goodrich Corp.	35	1,311
Masco Corp.	137	958
Spirit Aerosystems Holdings Inc. (c)	63	625
Terex Corp. (c) (e)	56	515
Textron Inc.	182	1,046
		5,750
INFORMATION TECHNOLOGY - 13.3%
Avnet Inc. (c)	27	466
Computer Sciences Corp. (c)	34	1,238
Hewlett-Packard Co.	40	1,279
Ingram Micro Inc. - Class A (c)	41	513
Intel Corp.	50	748
International Business Machines Corp.	14	1,347
Microsoft Corp.	75	1,374
		6,965
MATERIALS - 8.6%
Allegheny Technologies Inc. (e)	46	1,000
Dow Chemical Co.	64	536
EI Du Pont de Nemours & Co.	36	797
Nucor Corp.	35	1,336
PPG Industries Inc.	23	830
		4,499
TELECOMMUNICATION SERVICES - 4.9%
AT&T Inc.	51	1,283
Verizon Communications Inc.	43	1,299
		2,582

Total Common Stocks (cost $72,603)		52,789

SHORT TERM INVESTMENTS - 7.6%
Mutual Funds - 1.4%
JNL Money Market Fund, 0.31% (a) (h)	745	745

Securities Lending Collateral - 6.2%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	3,347	3,238
Mellon GSL Reinvestment Trust II (d) (f) (u)	323	-
		3,238

Total Short Term Investments (cost $4,415)		3,983

Total Investments - 108.1% (cost $77,018)		56,772
Other Assets and Liabilities, Net - (8.1%)		(4,278)
Total Net Assets - 100%		$ 52,494

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 93.3%
DIVERSIFIED - 9.3%
Diversified Operations - 2.1%
Wendel Investissement	21	$ 566

Holding Companies-Diversified - 7.2%
HAL Trust NV	16	1,020
Leucadia National Corp. (c)	64	953
		1,973
FINANCIALS - 82.5%
Closed-End Funds - 24.2%
3i Infrastructure Plc	969	1,168
AP Alternative Assets LP	231	321
Candover Investments Plc	90	108
Conversus Capital LP	182	1,091
Continental Venture Capital Ltd.	871	305
Electra Private Equity Plc	71	591
Graphite Enterprise Trust Plc	373	891
HgCapital Trust Plc	116	1,169
Partners Group Global Opportunities Ltd.	183	562
SVG Capital Plc	264	368
		6,574
Diversified Financial Services - 11.9%
Brait SA	450	498
GP Investments Ltd. (c)	310	775
KTB Securities Co. Ltd. (c)	178	488
Onex Corp.	89	1,087
SVB Financial Group (c)	19	384
		3,232
Investment Companies - 30.5%
American Capital Ltd.	82	154
BlackRock Kelso Capital Corp.	67	280
Capital Southwest Corp.	10	764
CapMan Oyj - Class B (c)	332	353
China Merchants China Direct Investments Ltd. (c)	601	704
DeA Capital SpA (c)	391	518
Eurazeo	23	627
KKR Private Equity Investors LLP (c)	407	1,191
Macquarie International Infrastructure Fund Ltd.	4,936	939
MVC Capital Inc.	66	555
NGP Capital Resources Co.	78	388
Prospect Capital Corp.	67	572
Ratos AB - Class B	82	1,253
		8,298
REITS - 0.5%
CapitalSource Inc.	121	147

Venture Capital - 15.4%
3i Group Plc	284	1,104
Altamir Amboise	206	369
Deutsche Beteiligungs AG	60	745
Dinamia Capital Privado Scr SA	51	485
Gimv NV	30	1,308

IP Group Plc (c)	396	187
		4,198
UTILITIES - 1.5%
Babcock & Brown Infrastructure Group	9,350	410

Total Common Stocks (cost $31,741)		25,398

SHORT TERM INVESTMENTS - 6.0%
Mutual Funds - 6.0%
JNL Money Market Fund, 0.31% (a) (h)	1,626	1,626

Total Short Term Investments (cost $1,626)		1,626

Total Investments - 99.3% (cost $33,367)		27,024
Other Assets and Liabilities, Net - 0.7%		182
Total Net Assets - 100%		$ 27,206

JNL/S&P Managed Conservative Fund (b)
INVESTMENT FUNDS - 92.0%
JNL/AIM International Growth Fund (3.5%) (a)	1,250	$ 8,087
JNL/AIM Large Cap Growth Fund (3.3%) (a)	1,450	11,732
JNL/Capital Guardian Global Diversified Research Fund (2.2%) (a)	236	3,316
JNL/Capital Guardian U.S. Growth Equity Fund (4.1%) (a)	737	9,828
JNL/Goldman Sachs Core Plus Bond Fund (12.7%) (a)	6,673	72,135
JNL/Goldman Sachs Emerging Market Debt Fund (2.7%) (a)	100	971
JNL/Goldman Sachs Short Duration Bond Fund (22.4%) (a)	7,548	71,103
JNL/JPMorgan International Value Fund (2.4%) (a)	1,451	7,009
JNL/JPMorgan U.S. Government & Quality Bond Fund (7.9%) (a)	4,434	55,336
JNL/PIMCO Real Return Fund (6.8%) (a)	4,394	46,361
JNL/PIMCO Total Return Bond Fund (6.8%) (a)	8,632	96,511
JNL/Select Value Fund (2.9%) (a)	1,159	12,960
JNL/T. Rowe Price Value Fund (2.4%) (a)	1,462	9,004

Total Investment Funds (cost $467,205)		404,353

SHORT TERM INVESTMENTS - 7.9%
Mutual Funds - 7.9%
JNL/Select Money Market Fund, 0.01% (2.5%) (a) (h)	35,081	35,081

Total Short Term Investments (cost $35,081)		35,081

Total Investments - 99.9% (cost $502,286)		439,434
Other Assets and Liabilities, Net - 0.1%		315
Total Net Assets - 100%		$ 439,749

JNL/S&P Managed Moderate Fund (b)
INVESTMENT FUNDS - 94.7%
JNL/AIM International Growth Fund (6.4%) (a)	2,274	$ 14,715
JNL/AIM Large Cap Growth Fund (8.2%) (a)	3,622	29,303

JNL/AIM Real Estate Fund (2.3%) (a)	616	2,841
JNL/Capital Guardian Global Diversified Research Fund (5.3%) (a)	586	8,246
JNL/Capital Guardian U.S. Growth Equity Fund (7.7%) (a)	1,386	18,478
JNL/Credit Suisse Global Natural Resources Fund (0.9%) (a)	357	2,219
JNL/Goldman Sachs Core Plus Bond Fund (12.2%) (a)	6,412	69,310
JNL/Goldman Sachs Emerging Market Debt Fund (13.3%) (a)	500	4,855
JNL/Goldman Sachs Mid Cap Value Fund (6.0%) (a)	1,347	7,945
JNL/Goldman Sachs Short Duration Bond Fund (23.0%) (a)	7,770	73,195
JNL/JPMorgan International Value Fund (4.7%) (a)	2,823	13,635
JNL/JPMorgan U.S. Government & Quality Bond Fund (6.7%) (a)	3,785	47,233
JNL/Lazard Emerging Markets Fund (3.5%) (a)	1,273	7,382
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.4%) (a)	242	4,464
JNL/Oppenheimer Global Growth Fund (1.7%) (a)	427	2,736
JNL/PIMCO Real Return Fund (8.8%) (a)	5,671	59,827
JNL/PIMCO Total Return Bond Fund (7.7%) (a)	9,684	108,264
JNL/Select Value Fund (7.1%) (a)	2,849	31,856
JNL/T. Rowe Price Established Growth Fund (1.2%) (a)	489	6,226
JNL/T. Rowe Price Mid-Cap Growth Fund (2.0%) (a)	539	8,655
JNL/T. Rowe Price Value Fund (5.1%) (a)	3,063	18,871

Total Investment Funds (cost $684,659)		540,256

SHORT TERM INVESTMENTS - 5.2%
Mutual Funds - 5.2%
JNL/Select Money Market Fund, 0.01% (2.1%) (a) (h)	29,386	29,386

Total Short Term Investments (cost $29,386)		29,386

Total Investments - 99.9% (cost $714,045)		569,642
Other Assets and Liabilities, Net - 0.1%		477
Total Net Assets - 100%		$ 570,119

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT FUNDS - 96.0%
JNL/AIM International Growth Fund (14.0%) (a)	4,959	$ 32,088
JNL/AIM Large Cap Growth Fund (18.6%) (a)	8,199	66,334
JNL/AIM Real Estate Fund (3.9%) (a)	1,051	4,844
JNL/Capital Guardian Global Diversified Research Fund (5.1%) (a)	559	7,860
JNL/Capital Guardian International Small Cap Fund (20.9%) (a)	2,101	8,994
JNL/Capital Guardian U.S. Growth Equity Fund (16.3%) (a)	2,927	39,011
JNL/Credit Suisse Global Natural Resources Fund (3.0%) (a)	1,133	7,048
JNL/Eagle SmallCap Equity Fund (6.4%) (a)	913	9,748
JNL/Franklin Templeton Small Cap Value Fund (7.4%) (a)	986	5,522
JNL/Goldman Sachs Core Plus Bond Fund (17.0%) (a)	8,918	96,400
JNL/Goldman Sachs Emerging Market Debt Fund (21.3%) (a)	800	7,768
JNL/Goldman Sachs Mid Cap Value Fund (12.2%) (a)	2,754	16,250
JNL/Goldman Sachs Short Duration Bond Fund (20.1%) (a)	6,777	63,835
JNL/JPMorgan International Value Fund (13.9%) (a)	8,328	40,226
JNL/JPMorgan MidCap Growth Fund (6.1%) (a)	498	5,497
JNL/JPMorgan U.S. Government & Quality Bond Fund (11.0%) (a)	6,153	76,790
JNL/Lazard Emerging Markets Fund (9.0%) (a)	3,289	19,079
JNL/Mellon Capital Management Oil & Gas Sector Fund (2.1%) (a)	381	7,015
JNL/Oppenheimer Global Growth Fund (7.1%) (a)	1,761	11,272
JNL/PIMCO Real Return Fund (11.8%) (a)	7,594	80,119
JNL/PIMCO Total Return Bond Fund (8.9%) (a)	11,278	126,089
JNL/Select Value Fund (20.0%) (a)	8,011	89,563
JNL/T. Rowe Price Established Growth Fund (8.8%) (a)	3,589	45,694
JNL/T. Rowe Price Mid-Cap Growth Fund (4.7%) (a)	1,301	20,895
JNL/T. Rowe Price Value Fund (14.0%) (a)	8,462	52,124

Total Investment Funds (cost $1,312,655)		940,065

SHORT TERM INVESTMENTS - 3.9%
Mutual Funds - 3.9%
JNL/Select Money Market Fund, 0.01% (2.7%) (a) (h)	38,068	38,068

Total Short Term Investments (cost $38,068)		38,068

Total Investments - 99.9% (cost $1,350,723)		978,133
Other Assets and Liabilities, Net - 0.1%		933
Total Net Assets - 100%		$ 979,066

JNL/S&P Managed Growth Fund (b)
INVESTMENT FUNDS - 91.8%
JNL/AIM International Growth Fund (15.5%) (a)	5,471	$ 35,399
JNL/AIM Large Cap Growth Fund (19.1%) (a)	8,423	68,144
JNL/AIM Real Estate Fund (8.3%) (a)	2,228	10,271
JNL/Capital Guardian Global Diversified Research Fund (5.3%) (a)	586	8,235
JNL/Capital Guardian International Small Cap Fund (27.1%) (a)	2,719	11,637
JNL/Capital Guardian U.S. Growth Equity Fund (9.2%) (a)	1,658	22,097
JNL/Credit Suisse Global Natural Resources Fund (3.0%) (a)	1,165	7,246
JNL/Eagle SmallCap Equity Fund (12.4%) (a)	1,768	18,886
JNL/Franklin Templeton Small Cap Value Fund (12.8%) (a)	1,710	9,575
JNL/Goldman Sachs Core Plus Bond Fund (6.4%) (a)	3,378	36,520
JNL/Goldman Sachs Emerging Market Debt Fund (13.3%) (a)	500	4,855
JNL/Goldman Sachs Mid Cap Value Fund (14.3%) (a)	3,235	19,084
JNL/JPMorgan International Value Fund (12.3%) (a)	7,376	35,627
JNL/JPMorgan MidCap Growth Fund (10.7%) (a)	878	9,684
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.6%) (a)	2,019	25,196
JNL/Lazard Emerging Markets Fund (8.3%) (a)	3,027	17,554
JNL/Mellon Capital Management Oil & Gas Sector Fund (1.4%) (a)	245	4,506
JNL/Oppenheimer Global Growth Fund (12.9%) (a)	3,210	20,544
JNL/PIMCO Real Return Fund (3.4%) (a)	2,182	23,022
JNL/PIMCO Total Return Bond Fund (4.6%) (a)	5,772	64,533
JNL/Select Value Fund (19.8%) (a)	7,935	88,718
JNL/T. Rowe Price Established Growth Fund (13.1%) (a)	5,345	68,044
JNL/T. Rowe Price Mid-Cap Growth Fund (7.3%) (a)	2,026	32,535
JNL/T. Rowe Price Value Fund (15.6%) (a)	9,487	58,440

Total Investment Funds (cost $1,121,162)		700,352

SHORT TERM INVESTMENTS - 8.2%
Mutual Funds - 8.2%
JNL/Select Money Market Fund, 0.01% (4.4%) (a) (h)	62,808	62,808

Total Short Term Investments (cost $62,808)		62,808

Total Investments - 100.0% (cost $1,183,970)		763,160
Other Assets and Liabilities, Net - 0.0%		134
Total Net Assets - 100%		$ 763,294

JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT FUNDS - 91.7%
JNL/AIM International Growth Fund (9.6%) (a)	3,408	$ 22,048
JNL/AIM Large Cap Growth Fund (9.9%) (a)	4,380	35,434
JNL/AIM Real Estate Fund (2.9%) (a)	787	3,627
JNL/Capital Guardian Global Diversified Research Fund (3.5%) (a)	386	5,434
JNL/Capital Guardian International Small Cap Fund (12.8%) (a)	1,285	5,501
JNL/Capital Guardian U.S. Growth Equity Fund (2.9%) (a)	515	6,858
JNL/Credit Suisse Global Natural Resources Fund (1.9%) (a)	739	4,599
JNL/Eagle SmallCap Equity Fund (7.7%) (a)	1,099	11,738
JNL/Franklin Templeton Small Cap Value Fund (9.6%) (a)	1,279	7,164
JNL/Goldman Sachs Emerging Market Debt Fund (2.7%) (a)	100	972
JNL/Goldman Sachs Mid Cap Value Fund (11.7%) (a)	2,645	15,606
JNL/JPMorgan International Value Fund (7.1%) (a)	4,285	20,697
JNL/JPMorgan MidCap Growth Fund (7.7%) (a)	629	6,942
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.7%) (a)	972	12,126
JNL/Lazard Emerging Markets Fund (4.3%) (a)	1,547	8,972
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.9%) (a)	167	3,075
JNL/Oppenheimer Global Growth Fund (11.2%) (a)	2,784	17,820
JNL/PAM Asia ex-Japan Fund (35.4%) (a)	673	3,192
JNL/PIMCO Real Return Fund (0.6%) (a)	404	4,257
JNL/Select Value Fund (11.5%) (a)	4,618	51,626
JNL/T. Rowe Price Established Growth Fund (8.2%) (a)	3,358	42,753
JNL/T. Rowe Price Mid-Cap Growth Fund (3.7%) (a)	1,028	16,515
JNL/T. Rowe Price Value Fund (8.2%) (a)	4,982	30,691

Total Investment Funds (cost $568,726)		337,647

SHORT TERM INVESTMENTS - 8.4%
Mutual Funds - 8.4%
JNL/Select Money Market Fund, 0.01% (2.2%) (a) (h)	30,878	30,878

Total Short Term Investments (cost $30,878)		30,878

Total Investments - 100.1% (cost $599,604)		368,525
Other Assets and Liabilities, Net - (0.1%)		(212)
Total Net Assets - 100%		$ 368,313

JNL/S&P Retirement Income Fund (b)
INVESTMENT FUNDS - 92.0%
JNL/AIM International Growth Fund (0.5%) (a)	184	$ 1,189
JNL/AIM Large Cap Growth Fund (0.6%) (a)	264	2,133
JNL/AIM Real Estate Fund (0.3%) (a)	72	330
JNL/Capital Guardian Global Diversified Research Fund (0.1%) (a)	12	171
JNL/Capital Guardian International Small Cap Fund (0.9%) (a)	86	369
JNL/Capital Guardian U.S. Growth Equity Fund (0.4%) (a)	67	889
JNL/Goldman Sachs Core Plus Bond Fund (1.0%) (a)	550	5,948
JNL/Goldman Sachs Emerging Market Debt Fund (1.1%) (a)	40	388
JNL/Goldman Sachs Mid Cap Value Fund (0.6%) (a)	136	803
JNL/Goldman Sachs Short Duration Bond Fund (1.7%) (a)	578	5,446
JNL/JPMorgan International Value Fund (0.5%) (a)	294	1,421

JNL/JPMorgan U.S. Government & Quality Bond Fund (1.2%) (a)	683	8,527
JNL/Lazard Emerging Markets Fund (0.3%) (a)	121	700
JNL/PIMCO Real Return Fund (0.7%) (a)	468	4,939
JNL/PIMCO Total Return Bond Fund (0.6%) (a)	811	9,069
JNL/Select Value Fund (0.6%) (a)	223	2,498
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	44	565
JNL/T. Rowe Price Mid-Cap Growth Fund (0.2%) (a)	52	840
JNL/T. Rowe Price Value Fund (0.5%) (a)	276	1,702

Total Investment Funds (cost $57,155)		47,927

SHORT TERM INVESTMENTS - 8.0%
Mutual Funds - 8.0%
JNL/Select Money Market Fund, 0.01% (0.3%) (a) (h)	4,175	4,175

Total Short Term Investments (cost $4,175)		4,175

Total Investments - 100.0% (cost $61,330)		52,102
Other Assets and Liabilities, Net - 0.0%		10
Total Net Assets - 100%		$ 52,112

JNL/S&P Retirement 2015 Fund (b)
INVESTMENT FUNDS - 91.8%
JNL/AIM International Growth Fund (0.6%) (a)	195	$ 1,260
JNL/AIM Large Cap Growth Fund (0.6%) (a)	284	2,294
JNL/Capital Guardian International Small Cap Fund (0.9%) (a)	91	390
JNL/Capital Guardian U.S. Growth Equity Fund (0.3%) (a)	55	739
JNL/Credit Suisse Global Natural Resources Fund (0.1%) (a)	51	314
JNL/Eagle SmallCap Equity Fund (0.5%) (a)	69	742
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (a)	3	18
JNL/Goldman Sachs Core Plus Bond Fund (0.3%) (a)	176	1,907
JNL/Goldman Sachs Emerging Market Debt Fund (0.8%) (a)	30	291
JNL/Goldman Sachs Mid Cap Value Fund (0.7%) (a)	155	914
JNL/JPMorgan International Value Fund (0.4%) (a)	268	1,293
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.1%) (a)	81	1,011
JNL/Lazard Emerging Markets Fund (0.2%) (a)	74	430
JNL/PIMCO Real Return Fund (0.6%) (a)	359	3,785
JNL/PIMCO Total Return Bond Fund (0.3%) (a)	352	3,934
JNL/Select Value Fund (0.5%) (a)	218	2,433
JNL/T. Rowe Price Established Growth Fund (0.4%) (a)	178	2,268
JNL/T. Rowe Price Mid-Cap Growth Fund (0.2%) (a)	49	788
JNL/T. Rowe Price Value Fund (0.4%) (a)	247	1,520

Total Investment Funds (cost $36,072)		26,331

SHORT TERM INVESTMENTS - 7.9%
Mutual Funds - 7.9%
JNL/Select Money Market Fund, 0.01% (0.2%) (a) (h)	2,258	2,258

Total Short Term Investments (cost $2,258)		2,258

Total Investments - 99.7% (cost $38,330)		28,589
Other Assets and Liabilities, Net - 0.3%		86
Total Net Assets - 100%		$ 28,675

JNL/S&P Retirement 2020 Fund (b)
INVESTMENT FUNDS - 89.6%
JNL/AIM International Growth Fund (0.3%) (a)	105	$ 681
JNL/AIM Large Cap Growth Fund (0.3%) (a)	135	1,096
JNL/Capital Guardian Global Diversified Research Fund (0.1%) (a)	9	129
JNL/Capital Guardian International Small Cap Fund (0.4%) (a)	43	183
JNL/Capital Guardian U.S. Growth Equity Fund (0.2%) (a)	29	392
JNL/Credit Suisse Global Natural Resources Fund (0.0%) (a)	11	69
JNL/Eagle SmallCap Equity Fund (0.3%) (a)	40	429
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (a)	5	30
JNL/Goldman Sachs Emerging Market Debt Fund (0.2%) (a)	8	73
JNL/Goldman Sachs Mid Cap Value Fund (0.3%) (a)	68	404
JNL/JPMorgan International Value Fund (0.2%) (a)	125	603
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.1%) (a)	40	505
JNL/Lazard Emerging Markets Fund (0.1%) (a)	37	212
JNL/Oppenheimer Global Growth Fund (0.2%) (a)	61	391
JNL/PIMCO Real Return Fund (0.1%) (a)	91	955
JNL/PIMCO Total Return Bond Fund (0.1%) (a)	128	1,429
JNL/Select Value Fund (0.3%) (a)	118	1,315
JNL/T. Rowe Price Established Growth Fund (0.2%) (a)	85	1,085
JNL/T. Rowe Price Mid-Cap Growth Fund (0.1%) (a)	30	483
JNL/T. Rowe Price Value Fund (0.2%) (a)	138	849

Total Investment Funds (cost $16,323)		11,313

SHORT TERM INVESTMENTS - 10.0%
Mutual Funds - 10.0%
JNL/Select Money Market Fund, 0.01% (0.1%) (a) (h)	1,266	1,266

Total Short Term Investments (cost $1,266)		1,266

Total Investments - 99.6% (cost $17,589)		12,579
Other Assets and Liabilities, Net - 0.4%		56
Total Net Assets - 100%		$ 12,635

JNL/S&P Retirement 2025 Fund (b)
INVESTMENT FUNDS - 90.6%
JNL/AIM International Growth Fund (0.2%) (a)	72	$ 469
JNL/AIM Large Cap Growth Fund (0.2%) (a)	83	674
JNL/Capital Guardian Global Diversified Research Fund (0.0%) (a)	5	69
JNL/Capital Guardian International Small Cap Fund (0.3%) (a)	29	122
JNL/Capital Guardian U.S. Growth Equity Fund (0.1%) (a)	18	244
JNL/Credit Suisse Global Natural Resources Fund (0.0%) (a)	10	62

JNL/Eagle SmallCap Equity Fund (0.2%) (a)	23	246
JNL/Franklin Templeton Small Cap Value Fund (0.1%) (a)	7	38
JNL/Goldman Sachs Emerging Market Debt Fund (0.1%) (a)	5	49
JNL/Goldman Sachs Mid Cap Value Fund (0.2%) (a)	37	220
JNL/JPMorgan International Value Fund (0.2%) (a)	93	447
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.0%) (a)	16	202
JNL/Lazard Emerging Markets Fund (0.1%) (a)	34	195
JNL/Oppenheimer Global Growth Fund (0.3%) (a)	64	412
JNL/PIMCO Real Return Fund (0.1%) (a)	75	793
JNL/PIMCO Total Return Bond Fund (0.0%) (a)	30	341
JNL/Select Value Fund (0.2%) (a)	73	819
JNL/T. Rowe Price Established Growth Fund (0.1%) (a)	52	660
JNL/T. Rowe Price Mid-Cap Growth Fund (0.1%) (a)	19	310
JNL/T. Rowe Price Value Fund (0.1%) (a)	86	528

Total Investment Funds (cost $9,809)		6,900

SHORT TERM INVESTMENTS - 9.3%
Mutual Funds - 9.3%
JNL/Select Money Market Fund, 0.01% (0.0%) (a) (h)	706	706

Total Short Term Investments (cost $706)		706

Total Investments - 99.9% (cost $10,515)		7,606
Other Assets and Liabilities, Net - 0.1%		7
Total Net Assets - 100%		$ 7,613

JNL/S&P Disciplined Moderate Fund (b)
INVESTMENT FUNDS - 87.0%
JNL/Mellon Capital Management Bond Index Fund (4.4%) (a)	1,600	$ 17,742
JNL/Mellon Capital Management International Index Fund (1.6%) (a)	674	5,374
JNL/Mellon Capital Management JNL 5 Fund (0.1%) (a)	606	3,171
JNL/Mellon Capital Management JNL Optimized 5 Fund (1.2%) (a)	620	3,281
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (0.7%) (a)	231	1,728
JNL/Mellon Capital Management S&P 500 Index Fund (3.5%) (a)	2,309	15,473
JNL/Mellon Capital Management Small Cap Index Fund (0.5%) (a)	169	1,145
JNL/Mellon Capital Management VIP Fund (1.5%) (a)	747	3,270
JNL/PIMCO Real Return Fund (1.1%) (a)	715	7,548

Total Investment Funds (cost $77,865)		58,732

SHORT TERM INVESTMENTS - 12.6%
Mutual Funds - 12.6%
JNL/Select Money Market Fund, 0.01% (0.6%) (a) (h)	8,490	8,490

Total Short Term Investments (cost $8,490)		8,490

Total Investments - 99.6% (cost $86,355)		67,222
Other Assets and Liabilities, Net - 0.4%		277

Total Net Assets - 100%		$ 67,499

JNL/S&P Disciplined Moderate Growth Fund (b)
INVESTMENT FUNDS - 87.3%
JNL/Mellon Capital Management 25 Fund (1.3%) (a)	572	$ 3,515
JNL/Mellon Capital Management Bond Index Fund (1.4%) (a)	502	5,569
JNL/Mellon Capital Management International Index Fund (2.8%) (a)	1,210	9,645
JNL/Mellon Capital Management JNL 5 Fund (0.2%) (a)	959	5,018
JNL/Mellon Capital Management JNL Optimized 5 Fund (1.8%) (a)	991	5,244
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (0.8%) (a)	281	2,097
JNL/Mellon Capital Management S&P 500 Index Fund (4.0%) (a)	2,612	17,498
JNL/Mellon Capital Management Select Small-Cap Fund (1.3%) (a)	403	3,192
JNL/Mellon Capital Management Small Cap Index Fund (1.0%) (a)	303	2,054
JNL/Mellon Capital Management VIP Fund (2.4%) (a)	1,199	5,251
JNL/PIMCO Real Return Fund (0.8%) (a)	515	5,432

Total Investment Funds (cost $91,427)		64,515

SHORT TERM INVESTMENTS - 12.2%
Mutual Funds - 12.2%
JNL/Select Money Market Fund, 0.01% (0.6%) (a) (h)	9,017	9,017

Total Short Term Investments (cost $9,017)		9,017

Total Investments - 99.5% (cost $100,444)		73,532
Other Assets and Liabilities, Net - 0.5%		367
Total Net Assets - 100%		$ 73,899

JNL/S&P Disciplined Growth Fund (b)
INVESTMENT FUNDS - 94.3%
JNL/Mellon Capital Management 25 Fund (0.5%) (a)	231	$ 1,417
JNL/Mellon Capital Management Bond Index Fund (0.2%) (a)	80	891
JNL/Mellon Capital Management International Index Fund (1.6%) (a)	666	5,310
JNL/Mellon Capital Management JNL 5 Fund (0.1%) (a)	541	2,830
JNL/Mellon Capital Management JNL Optimized 5 Fund (1.0%) (a)	559	2,957
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (0.3%) (a)	114	850
JNL/Mellon Capital Management S&P 500 Index Fund (1.4%) (a)	895	5,997
JNL/Mellon Capital Management Select Small-Cap Fund (0.5%) (a)	164	1,298
JNL/Mellon Capital Management Small Cap Index Fund (0.4%) (a)	123	833
JNL/Mellon Capital Management VIP Fund (1.4%) (a)	675	2,955
JNL/PIMCO Real Return Fund (0.2%) (a)	118	1,244

Total Investment Funds (cost $39,520)		26,582

SHORT TERM INVESTMENTS - 5.3%
Mutual Funds - 5.3%
JNL/Select Money Market Fund, 0.01% (0.1%) (a) (h)	1,489	1,489

Total Short Term Investments (cost $1,489)		1,489

Total Investments - 99.6% (cost $41,009)		28,071
Other Assets and Liabilities, Net - 0.4%		120
Total Net Assets - 100%		$ 28,191

JNL/S&P Moderate Retirement Strategy Fund
INVESTMENT FUNDS - 88.5%
iShares Cohen & Steers Realty Majors Index Fund	1	$ 20
iShares Dow Jones Select Dividend Fund	1	21
iShares Dow Jones US Utilities Sector Index Fund	-	21
iShares iBoxx $ Investment Grade Corp. Bond Fund	2	160
iShares Lehman 1-3 Year Treasury Bond Fund	1	53
iShares Lehman Aggregate Bond Fund	2	160
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	1	129
iShares MSCI EAFE Index Fund	3	106
iShares Russell 2000 Index Fund	1	22
iShares S&P 400 Index Fund	-	22
iShares S&P 500 Index Fund	3	231

Total Investment Funds (cost $1,100)		945

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	14	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $14)		-

Total Investments - 88.5% (cost $1,114)		945
Other Assets and Liabilities, Net - 11.5%		123
Total Net Assets - 100%		$ 1,068

JNL/S&P Moderate Growth Retirement Strategy Fund
INVESTMENT FUNDS - 87.7%
iShares Comex Gold Trust Fund	-	$ 11
iShares Dow Jones Select Dividend Fund	1	16
iShares Lehman 1-3 Year Treasury Bond Fund	-	26
iShares Lehman 7-10 Year Treasury Bond Fund	-	27
iShares Lehman Aggregate Bond Fund	1	55
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	-	50
iShares MSCI EAFE Index Fund	2	65
iShares Russell 2000 Index Fund	-	16
iShares Russell 2000 Value Index Fund	-	11
iShares S&P 400 Growth Index Fund	-	11
iShares S&P 400 Index Fund	-	22
iShares S&P 500 Index Fund	2	146
Vanguard Emerging Markets Vipers	1	18
Vanguard Energy Vipers	-	10

Total Investment Funds (cost $624)		484

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	11	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $11)		-

Total Investments - 87.7% (cost $635)		484
Other Assets and Liabilities, Net - 12.3%		68
Total Net Assets - 100%		$ 552

JNL/S&P Growth Retirement Strategy Fund
INVESTMENT FUNDS - 88.3%
iShares Comex Gold Trust Fund	-	$ 15
iShares Dow Jones Select Dividend Fund	-	15
iShares Lehman 7-10 Year Treasury Bond Fund	-	24
iShares Lehman U.S. Treasury Inflation Protected Securities Bond Fund	-	20
iShares MSCI EAFE Index Fund	2	76
iShares MSCI EAFE Value Index Fund	-	10
iShares Nasdaq Biotechnology Index Fund	-	15
iShares Russell 2000 Index Fund	1	27
iShares Russell 2000 Value Index Fund	1	21
iShares S&P 400 Growth Index Fund	-	21
iShares S&P 400 Index Fund	1	31
iShares S&P 500 Index Fund	2	148
Vanguard Emerging Markets Vipers	1	16
Vanguard Energy Vipers	-	15

Total Investment Funds (cost $690)		454

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	13	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $13)		-

Total Investments - 88.3% (cost $703)		454
Other Assets and Liabilities, Net - 11.7%		60
Total Net Assets - 100%		$ 514

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 23.9%
Best Buy Co. Inc.	181	$ 6,881
Coach Inc. (c)	210	3,514
Scripps Networks Interactive Inc.	144	3,243
Sherwin-Williams Co.	66	3,414
Starbucks Corp. (c)	438	4,869
TJX Cos. Inc. (e)	173	4,428
		26,349
CONSUMER STAPLES - 6.3%
Philip Morris International Inc.	90	3,197

SYSCO Corp.	166	3,787
		6,984
ENERGY - 23.8%
Apache Corp.	41	2,598
Chevron Corp.	39	2,633
EOG Resources Inc.	35	1,943
Exxon Mobil Corp.	38	2,579
Halliburton Co.	191	2,952
Hess Corp.	68	3,679
Murphy Oil Corp.	74	3,299
Occidental Petroleum Corp.	64	3,569
Southwestern Energy Co. (c)	99	2,952
		26,204
FINANCIALS - 7.2%
Charles Schwab Corp.	229	3,549
Federated Investors Inc. - Class B	198	4,401
		7,950
INDUSTRIALS - 12.0%
Boeing Co.	89	3,183
Fastenal Co. (e)	105	3,380
Robert Half International Inc. (e)	188	3,357
United Parcel Service Inc. - Class B (e)	66	3,251
		13,171
INFORMATION TECHNOLOGY - 21.4%
Automatic Data Processing Inc.	95	3,326
International Business Machines Corp. (e)	46	4,424
Microsoft Corp.	191	3,513
Teradata Corp. (c)	274	4,441
Texas Instruments Inc. (e)	251	4,142
Total System Services Inc.	272	3,754
		23,600
MATERIALS - 5.1%
CF Industries Holdings Inc.	78	5,581

Total Common Stocks (cost $116,613)		109,839

SHORT TERM INVESTMENTS - 11.6%
Mutual Funds - 3.7%
JNL Money Market Fund, 0.31% (a) (h)	4,079	4,079

Securities Lending Collateral - 7.9%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	8,951	8,663
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	307	-
		8,663

Total Short Term Investments (cost $13,337)		12,742

Total Investments - 111.3% (cost $129,950)		122,581
Other Assets and Liabilities, Net - (11.3%)		(12,453)

Total Net Assets - 100%		$ 110,128

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 8.3%
Carnival Corp. (e)	181	$ 3,918
Gannett Co. Inc. (e)	427	940
Harley-Davidson Inc. (e)	242	3,234
		8,092
CONSUMER STAPLES - 11.2%
Altria Group Inc.	233	3,729
ConAgra Foods Inc.	252	4,250
Kimberly-Clark Corp.	64	2,954
		10,933
ENERGY - 10.4%
Chevron Corp.	49	3,319
ConocoPhillips	73	2,874
Marathon Oil Corp.	153	4,023
		10,216
FINANCIALS - 8.5%
Bank of America Corp.	275	1,873
Hartford Financial Services Group Inc.	537	4,217
Kimco Realty Corp. (e)	300	2,283
		8,373
HEALTH CARE - 11.2%
Bristol-Myers Squibb Co.	184	4,023
Merck & Co. Inc.	143	3,823
Pfizer Inc.	233	3,168
		11,014
INDUSTRIALS - 9.1%
General Electric Co. (e)	229	2,320
Masco Corp.	411	2,871
PACCAR Inc. (e)	144	3,701
		8,892
INFORMATION TECHNOLOGY - 12.0%
Automatic Data Processing Inc.	94	3,313
Intel Corp.	283	4,256
Texas Instruments Inc.	253	4,185
		11,754
MATERIALS - 9.0%
Alcoa Inc.	379	2,778
PPG Industries Inc.	89	3,284
Vulcan Materials Co. (e)	62	2,754
		8,816
TELECOMMUNICATION SERVICES - 11.1%
AT&T Inc.	132	3,320
CenturyTel Inc. (e)	145	4,087
Verizon Communications Inc.	116	3,499
		10,906

UTILITIES - 9.1%
Consolidated Edison Inc. (e)	93	3,673
Integrys Energy Group Inc.	85	2,221
Southern Co.	100	3,069
		8,963

Total Common Stocks (cost $126,316)		97,959

SHORT TERM INVESTMENTS - 13.2%
Mutual Funds - 1.8%
JNL Money Market Fund, 0.31% (a) (h)	1,727	1,727

Securities Lending Collateral - 11.4%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	11,600	11,226
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	311	-
		11,226

Total Short Term Investments (cost $13,638)		12,953

Total Investments - 113.1% (cost $139,954)		110,912
Other Assets and Liabilities, Net - (13.1%)		(12,885)
Total Net Assets - 100%		$ 98,027

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 35.8%
AutoNation Inc. (c) (e)	367	$ 5,098
Black & Decker Corp. (e)	78	2,477
Fortune Brands Inc.	90	2,214
Gannett Co. Inc. (e)	381	837
Harman International Industries Inc. (e)	236	3,195
Jones Apparel Group Inc. (e)	677	2,858
Macy's Inc.	490	4,360
Omnicom Group Inc.	120	2,800
RadioShack Corp.	346	2,966
Stanley Works	107	3,116
Time Warner Cable Inc.	31	760
Time Warner Inc.	125	2,419
		33,100
ENERGY - 10.0%
Anadarko Petroleum Corp.	83	3,237
ConocoPhillips	65	2,552
Valero Energy Corp.	193	3,450
		9,239
HEALTH CARE - 5.3%
Cigna Corp.	281	4,950

INDUSTRIALS - 20.1%
Dover Corp.	116	3,047

General Electric Co. (e)	203	2,052
Masco Corp.	367	2,561
Northrop Grumman Corp.	81	3,526
Parker Hannifin Corp.	84	2,849
Pitney Bowes Inc.	140	3,267
Textron Inc.	225	1,290
		18,592
INFORMATION TECHNOLOGY - 17.2%
Computer Sciences Corp. (c)	123	4,540
Fiserv Inc. (c)	98	3,578
KLA-Tencor Corp. (e)	175	3,504
Lexmark International Inc. (c) (e)	125	2,105
Xerox Corp.	491	2,236
		15,963
MATERIALS - 8.3%
Freeport-McMoRan Copper & Gold Inc. (e)	150	5,721
International Paper Co.	284	1,998
		7,719
TELECOMMUNICATION SERVICES - 3.9%
CenturyTel Inc. (e)	128	3,600

Total Common Stocks (cost $112,702)		93,163

SHORT TERM INVESTMENTS - 16.6%
Mutual Funds - 1.3%
JNL Money Market Fund, 0.31% (a) (h)	1,239	1,239

Securities Lending Collateral - 15.2%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	14,592	14,122
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	564	-
		14,122

Total Short Term Investments (cost $16,395)		15,361

Total Investments - 117.2% (cost $129,097)		108,524
Other Assets and Liabilities, Net - (17.2%)		(15,926)
Total Net Assets - 100%		$ 92,598

JNL/S&P Total Yield Fund
COMMON STOCKS - 100.8%
CONSUMER DISCRETIONARY - 49.3%
AutoNation Inc. (c) (e)	379	$ 5,263
DR Horton Inc. (e)	513	4,976
Fortune Brands Inc.	87	2,144
Gannett Co. Inc. (e)	413	909
H&R Block Inc.	187	3,409
Jones Apparel Group Inc. (e)	662	2,795
KB Home (e)	295	3,893
Leggett & Platt Inc. (e)	223	2,893

Lennar Corp. (e)	485	3,641
Macy's Inc.	506	4,505
Meredith Corp. (e)	214	3,566
Office Depot Inc. (c) (e)	1,800	2,358
Pulte Homes Inc. (e)	330	3,612
Tiffany & Co. (e)	181	3,900
		47,864
CONSUMER STAPLES - 7.5%
Altria Group Inc.	214	3,421
ConAgra Foods Inc.	231	3,893
		7,314
ENERGY - 3.7%
Valero Energy Corp.	201	3,591

FINANCIALS - 11.9%
Allstate Corp. (e)	151	2,894
Bank of America Corp.	257	1,753
Capital One Financial Corp. (e)	122	1,494
KeyCorp	449	3,535
Lincoln National Corp.	276	1,847
		11,523
HEALTH CARE - 3.9%
Coventry Health Care Inc. (c)	293	3,795

INDUSTRIALS - 2.7%
Masco Corp.	382	2,665

INFORMATION TECHNOLOGY - 18.1%
Analog Devices Inc.	202	3,893
Convergys Corp. (c)	595	4,811
Dell Inc. (c)	325	3,079
Total System Services Inc.	250	3,455
Xerox Corp.	514	2,340
		17,578
MATERIALS - 3.7%
Allegheny Technologies Inc. (e)	163	3,570

Total Common Stocks (cost $115,805)		97,900

SHORT TERM INVESTMENTS - 28.2%
Mutual Funds - 2.1%
JNL Money Market Fund, 0.31% (a) (h)	2,070	2,070

Securities Lending Collateral - 26.1%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (h)	26,144	25,303
Mellon GSL Reinvestment Trust II (a) (d) (f) (u)	730	-
		25,303

Total Short Term Investments (cost $28,945)		27,373

Total Investments - 129.0% (cost $144,750)		125,273
Other Assets and Liabilities, Net - (29.0%)		(28,193)
Total Net Assets - 100%		$ 97,080

JNL/S&P 4 Fund (b)
INVESTMENT FUNDS - 99.9%
JNL/S&P Competitive Advantage Fund (70.6%) (a)	11,101	$ 77,482
JNL/S&P Dividend Income & Growth Fund (66.9%) (a)	11,718	65,502
JNL/S&P Intrinsic Value Fund (75.5%) (a)	13,393	69,910
JNL/S&P Total Yield Fund (73.8%) (a)	13,711	71,436

Total Investment Funds (cost $395,850)		284,330

Total Investments - 99.9% (cost $395,850)		284,330
Other Assets and Liabilities, Net - 0.1%		336
Total Net Assets - 100%		$ 284,666

JNL/Select Balanced Fund
COMMON STOCKS - 60.3%
CONSUMER DISCRETIONARY - 4.1%
Comcast Corp. - Class A	194	$ 2,641
Honda Motor Co. Ltd. - ADR	52	1,240
Johnson Controls Inc.	118	1,410
Limited Brands Inc.	134	1,168
McGraw-Hill Cos. Inc.	85	1,933
Staples Inc.	204	3,685
Thomson Reuters Corp. (e)	85	2,147
Time Warner Cable Inc.	14	343
Time Warner Inc.	83	1,595
Walt Disney Co. (e)	107	1,941
		18,103
CONSUMER STAPLES - 4.8%
Kimberly-Clark Corp.	75	3,444
PepsiCo Inc.	103	5,302
Philip Morris International Inc.	97	3,441
Procter & Gamble Co.	21	989
Unilever NV - NYS	181	3,555
Wal-Mart Stores Inc.	81	4,199
		20,930
ENERGY - 10.5%
Anadarko Petroleum Corp.	60	2,326
Chevron Corp.	159	10,678
EnCana Corp.	106	4,301
Exxon Mobil Corp.	121	8,213
Marathon Oil Corp.	219	5,760
Schlumberger Ltd.	70	2,831
Total SA - ADR	135	6,603
XTO Energy Inc.	171	5,231

		45,943
FINANCIALS - 8.5%
ACE Ltd.	112	4,541
Bank of America Corp.	265	1,806
Discover Financial Services	438	2,761
Goldman Sachs Group Inc. (e)	21	2,237
Hartford Financial Services Group Inc. (e)	76	599
JPMorgan Chase & Co.	163	4,319
M&T Bank Corp. (e)	49	2,212
Marsh & McLennan Cos. Inc.	99	2,013
MetLife Inc.	162	3,680
Morgan Stanley (e)	98	2,227
State Street Corp. (e)	119	3,666
Travelers Cos. Inc.	53	2,150
UBS AG (c) (e)	121	1,143
Vornado Realty Trust	1	23
Wells Fargo & Co. (e)	277	3,946
		37,323
HEALTH CARE - 9.3%
Abbott Laboratories	82	3,930
Bristol-Myers Squibb Co.	212	4,654
Eli Lilly & Co.	199	6,632
Medtronic Inc.	137	4,040
Merck & Co. Inc.	182	4,874
Pfizer Inc.	262	3,571
Schering-Plough Corp.	267	6,281
UnitedHealth Group Inc.	129	2,706
Wyeth	97	4,171
		40,859
INDUSTRIALS - 7.4%
Caterpillar Inc. (e)	82	2,290
Deere & Co. (e)	123	4,056
Eaton Corp.	58	2,131
FedEx Corp.	54	2,416
Illinois Tool Works Inc.	94	2,897
Lockheed Martin Corp.	50	3,431
Parker Hannifin Corp.	73	2,474
Pentair Inc. (e)	162	3,500
Pitney Bowes Inc.	110	2,573
Siemens AG - ADR	39	2,239
Southwest Airlines Co.	243	1,536
United Parcel Service Inc. - Class B (e)	58	2,840
		32,383
INFORMATION TECHNOLOGY - 5.8%
Accenture Ltd.	117	3,227
Applied Materials Inc.	185	1,992
Automatic Data Processing Inc.	91	3,189
Avnet Inc. (c)	97	1,697
Corning Inc.	166	2,198

Hewlett-Packard Co.	69	2,199
International Business Machines Corp. (e)	89	8,604
Xerox Corp.	443	2,017
		25,123
MATERIALS - 3.1%
Agrium Inc.	79	2,813
Albemarle Corp.	67	1,452
Barrick Gold Corp.	85	2,752
BHP Billiton Ltd. - ADR (e)	33	1,490
International Paper Co. (e)	198	1,394
Owens-Illinois Inc. (c)	160	2,308
Praxair Inc. (e)	19	1,258
		13,467
TELECOMMUNICATION SERVICES - 3.5%
AT&T Inc.	472	11,904
Verizon Communications Inc.	118	3,577
		15,481
UTILITIES - 3.3%
Dominion Resources Inc. (e)	153	4,735
Exelon Corp.	68	3,082
FirstEnergy Corp.	53	2,043
PG&E Corp. (e)	119	4,556
		14,416

Total Common Stocks (cost $331,443)		264,028

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
Banc of America Commercial Mortgage Inc. REMIC, 5.12%, 07/11/43	$ 750	706
Banc of America Commercial Mortgage Inc. REMIC, 5.74%, 05/10/45 (i)	350	259
Banc of America Commercial Mortgage Inc. REMIC, 5.18%, 09/10/47 (i)	1,200	922
Bank of America-First Union NB Commercial Mortgage REMIC, 5.46%, 04/11/37	500	483
Carmax Auto Owner Trust, 4.79%, 02/15/13	500	462
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	713
Commercial Mortgage Acceptance Corp. REMIC, 7.92%, 06/15/31 (i)	500	500
Credit Suisse Mortgage Capital Certificates REMIC, 5.55%, 02/15/39 (i)	450	365
GE Capital Commercial Mortgage Corp. REMIC, 6.03%, 08/11/33	164	163
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	666
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.92%, 10/15/42 (i)	700	541
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.88%, 04/15/45 (i)	1,150	868
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.44%, 06/12/47	800	516
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.46%, 03/11/39 (i)	415	344
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.54%, 09/11/41	600	498
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.87%, 09/11/42	500	391
Marriott Vacation Club Trust, 5.36%, 10/20/28 (t) (v)	63	52
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	383
Morgan Stanley Capital I REMIC, 5.51%, 11/12/49 (i)	800	591
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	560	546

Total Non-U.S. Government Agency Asset-Backed Securities (cost $12,178)		9,969

CORPORATE BONDS AND NOTES - 7.0%
CONSUMER DISCRETIONARY - 0.7%
Comcast Corp., 5.85%, 01/15/10	200	203
COX Communications Inc., 5.45%, 12/15/14	500	450
Daimler Finance North America LLC, 5.88%, 03/15/11	400	383
Daimler Finance North America LLC, 8.50%, 01/18/31	300	268
Lowe's Cos. Inc., 6.65%, 09/15/37	420	413
Macys Retail Holdings Inc., 5.90%, 12/01/16	192	122
News America Inc., 6.40%, 12/15/35	240	178
Staples Inc., 9.75%, 01/15/14 (l)	335	351
Time Warner Cable Inc., 5.85%, 05/01/17	270	242
Viacom Inc., 6.88%, 04/30/36	670	489
Wyndham Worldwide Corp., 6.00%, 12/01/16	185	94
		3,193
CONSUMER STAPLES - 0.4%
CVS Caremark Corp., 6.13%, 08/15/16	400	403
CVS Caremark Corp., 5.75%, 06/01/17	245	239
Kraft Foods Inc., 6.25%, 06/01/12	825	870
		1,512
ENERGY - 0.1%
Indianapolis Power & Light Co., 6.60%, 06/01/37 (t) (v)	500	445

FINANCIALS - 3.4%
Ace Capital Trust II, 9.70%, 04/01/30	525	407
American Express Centurion Bank, 6.00%, 09/13/17	850	715
American International Group Inc., 6.25%, 03/15/37 (i)	190	15
ASIF Global Financing XIX, 4.90%, 01/17/13 (t) (v)	500	326
AXA SA, 8.60%, 12/15/30	425	300
Bank of America Corp., 5.42%, 03/15/17	700	425
Capital One Capital IV, 6.75%, 02/17/37 (i)	250	85
Capital One Financial Corp., 5.70%, 09/15/11	400	360
CIT Group Inc., 7.63%, 11/30/12	370	272
Citigroup Inc., 6.00%, 02/21/12	500	456
Credit Suisse USA Inc., 4.88%, 01/15/15	345	324
Developers Diversified Realty Corp., 5.38%, 10/15/12	350	156
Discover Financial Services, 6.45%, 06/12/17	90	65
Eaton Vance Corp., 6.50%, 10/02/17	160	137
ENEL Finance International SA, 6.80%, 09/15/37 (t) (v)	235	193
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	192
General Electric Capital Corp., 5.88%, 02/15/12	1,000	993
Genworth Financial Inc., 6.15%, 11/15/66 (i)	500	65
Goldman Sachs Group Inc., 5.63%, 01/15/17	1,350	1,052
Hartford Financial Services Group Inc., 6.10%, 10/01/41	700	354
HCP Inc., 6.00%, 01/30/17	365	246
HSBC Bank USA, 5.88%, 11/01/34	250	215
HSBC Finance Corp., 6.38%, 11/27/12	500	404
International Lease Finance Corp., 5.63%, 09/15/10	450	332
International Lease Finance Corp., 5.65%, 06/01/14 (e)	1,000	521

John Deere Capital Corp., 4.88%, 10/15/10	380	388
JPMorgan Chase & Co., 6.40%, 05/15/38	425	417
Kimco Realty Corp., 5.78%, 03/15/16	345	225
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (t) (v)	475	318
Liberty Property LP, 6.63%, 10/01/17	90	61
Morgan Stanley, 5.38%, 10/15/15	170	154
Morgan Stanley, 5.45%, 01/09/17	700	612
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	914
ProLogis, 5.63%, 11/15/16	400	200
Prudential Financial Inc., 5.50%, 03/15/16	425	261
Realty Income Corp., 6.75%, 08/15/19	805	556
Simon Property Group LP, 6.10%, 05/01/16 (e)	665	527
Sovereign Bank, 8.75%, 05/30/18	450	362
U.S. Bank NA, 4.95%, 10/30/14	450	438
Wachovia Corp., 5.25%, 08/01/14	500	415
WEA Finance LLC, 7.13%, 04/15/18 (t) (v)	350	273
		14,731
HEALTH CARE - 0.2%
Schering-Plough Corp., 5.30%, 12/01/13 (l)	450	473
UnitedHealth Group Inc., 5.50%, 11/15/12	500	499
		972
INDUSTRIALS - 0.6%
Cargill Inc., 5.60%, 09/15/12 (t) (v)	485	483
Continental Airlines Inc., 5.98%, 04/19/22 (f)	280	207
Pitney Bowes Inc., 5.75%, 09/15/17	385	384
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (t) (v)	675	684
Southwest Airlines Co., 5.75%, 12/15/16	500	446
Southwest Airlines Co. Pass-Through Trust, 6.15%, 08/01/22	242	219
		2,423
INFORMATION TECHNOLOGY - 0.3%
Fiserv Inc., 6.13%, 11/20/12	450	445
Hewlett-Packard Co., 5.25%, 03/01/12	350	368
Intuit Inc., 5.40%, 03/15/12	550	518
		1,331
MATERIALS - 0.1%
ArcelorMittal, 5.38%, 06/01/13	425	330
Weyerhaeuser Co., 7.13%, 07/15/23	350	249
		579
TELECOMMUNICATION SERVICES - 0.7%
AT&T Inc., 6.45%, 06/15/34	480	432
AT&T Inc., 6.80%, 05/15/36	150	142
AT&T Wireless Services Inc., 7.88%, 03/01/11	750	801
BellSouth Corp., 6.55%, 06/15/34	300	278
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	55
Deutsche Telekom International Finance BV, 8.25%, 06/15/30 (l)	275	294
Telecom Italia Capital SA, 5.25%, 10/01/15	675	570
Verizon Global Funding Corp., 7.75%, 12/01/30	500	509
		3,081
UTILITIES - 0.5%

Abu Dhabi National Energy Co., 5.62%, 10/25/12 (t) (v)	250	245
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (t) (v)	195	175
Atmos Energy Corp., 6.35%, 06/15/17	385	345
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	243
MidAmerican Energy Co., 5.63%, 07/15/12 (e)	500	518
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	310
Southern California Edison Co., 5.55%, 01/15/37 (e)	500	468
		2,304

Total Corporate Bonds and Notes (cost $37,355)		30,571

GOVERNMENT AND AGENCY OBLIGATIONS - 26.5%
GOVERNMENT SECURITIES - 5.4%
Municipals - 0.1%
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	356
State of Illinois, 5.10%, 06/01/33	375	329
		685
Sovereign - 1.1%
Financing Corp. Fico, 4.49%, 12/06/13 (j)	275	238
Financing Corp. Fico, 4.49%, 12/27/13 (j)	220	190
Resolution Funding Corp. - Interest Only Strip, 3.88%, 04/15/14	2,550	2,227
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,022
		4,677
U.S. Treasury Securities - 4.2%
U.S. Treasury Bond, 6.25%, 08/15/23 (e)	1,775	2,336
U.S. Treasury Note, 2.38%, 08/31/10 (e)	5,000	5,122
U.S. Treasury Note, 4.50%, 03/31/12 (e)	2,225	2,444
U.S. Treasury Note, 4.75%, 05/31/12 (e)	2,000	2,218
U.S. Treasury Note, 3.88%, 05/15/18 (e)	5,500	6,067
		18,187
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.1%
Federal Home Loan Bank - 1.3%
Federal Home Loan Bank, 3.00%, 06/11/10	1,925	1,967
Federal Home Loan Bank, 3.50%, 12/10/10 (e)	1,420	1,471
Federal Home Loan Bank, 1.63%, 01/21/11	570	572
Federal Home Loan Bank, 4.88%, 11/18/11	1,550	1,678
		5,688
Federal Home Loan Mortgage Corp. - 7.3%
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,254
Federal Home Loan Mortgage Corp., 5.50%, 10/01/16	203	212
Federal Home Loan Mortgage Corp., 6.00%, 04/01/17	142	149
Federal Home Loan Mortgage Corp., 5.00%, 10/01/17	170	177
Federal Home Loan Mortgage Corp., 6.50%, 11/01/17	58	61
Federal Home Loan Mortgage Corp., 5.00%, 01/01/18	78	81
Federal Home Loan Mortgage Corp., 5.50%, 01/01/18	1	1
Federal Home Loan Mortgage Corp., 5.00%, 04/01/18	94	99
Federal Home Loan Mortgage Corp., 4.50%, 05/01/18	122	126
Federal Home Loan Mortgage Corp., 5.00%, 05/01/18	182	190
Federal Home Loan Mortgage Corp., 4.50%, 09/01/18	134	138

Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	194	201
Federal Home Loan Mortgage Corp., 4.50%, 11/01/18	90	93
Federal Home Loan Mortgage Corp., 5.50%, 11/01/18	104	109
Federal Home Loan Mortgage Corp., 5.50%, 01/01/19	286	300
Federal Home Loan Mortgage Corp., 4.50%, 03/01/19	877	907
Federal Home Loan Mortgage Corp., 5.50%, 08/01/19	261	273
Federal Home Loan Mortgage Corp., 5.00%, 05/01/21	1,352	1,407
Federal Home Loan Mortgage Corp., 5.00%, 12/01/21	134	140
Federal Home Loan Mortgage Corp., 5.00%, 02/01/23	103	107
Federal Home Loan Mortgage Corp., 5.00%, 03/01/23	60	62
Federal Home Loan Mortgage Corp., 5.00%, 05/01/23	245	254
Federal Home Loan Mortgage Corp., 5.00%, 07/01/23	2,627	2,727
Federal Home Loan Mortgage Corp., 5.00%, 07/01/23	1,298	1,347
Federal Home Loan Mortgage Corp., 5.00%, 08/01/23	1,540	1,598
Federal Home Loan Mortgage Corp., 7.00%, 11/01/30	130	141
Federal Home Loan Mortgage Corp., 7.00%, 02/01/31	39	41
Federal Home Loan Mortgage Corp., 7.00%, 06/01/31	34	38
Federal Home Loan Mortgage Corp., 7.00%, 10/01/32	104	112
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	153	159
Federal Home Loan Mortgage Corp., 5.00%, 08/01/35	156	161
Federal Home Loan Mortgage Corp., 5.00%, 10/01/35	1,934	2,000
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	548	567
Federal Home Loan Mortgage Corp., 5.00%, 11/01/35	483	500
Federal Home Loan Mortgage Corp., 5.00%, 01/01/36	218	225
Federal Home Loan Mortgage Corp., 4.50%, 04/01/38	80	82
Federal Home Loan Mortgage Corp., 4.50%, 09/01/38	79	80
Federal Home Loan Mortgage Corp., 4.50%, 02/01/39	1,328	1,358
Federal Home Loan Mortgage Corp., 4.50%, 02/01/39	325	332
Federal Home Loan Mortgage Corp., 4.50%, 02/01/39	594	607
Federal Home Loan Mortgage Corp., 4.50%, 02/01/39	5,504	5,624
Federal Home Loan Mortgage Corp., 4.50%, 03/01/39	3,757	3,839
		31,879
Federal National Mortgage Association - 8.6%
Federal National Mortgage Association, 5.00%, 11/01/17	75	78
Federal National Mortgage Association, 6.00%, 01/01/18	37	40
Federal National Mortgage Association, 5.00%, 02/01/18	341	357
Federal National Mortgage Association, 5.00%, 12/01/18	502	525
Federal National Mortgage Association, 5.00%, 03/01/21	539	560
Federal National Mortgage Association, 7.50%, 09/01/29	43	47
Federal National Mortgage Association, 5.00%, 09/01/33	669	693
Federal National Mortgage Association, 7.00%, 10/01/33	306	329
Federal National Mortgage Association, 4.50%, 11/01/33	179	184
Federal National Mortgage Association, 4.50%, 12/01/33	337	345
Federal National Mortgage Association, 4.50%, 09/01/35	799	817
Federal National Mortgage Association, 5.00%, 04/01/35	322	333
Federal National Mortgage Association, 5.00%, 06/01/35	288	298
Federal National Mortgage Association, 5.00%, 06/01/35	707	731
Federal National Mortgage Association, 5.00%, 07/01/35	339	351
Federal National Mortgage Association, 5.00%, 08/01/35	319	330

Federal National Mortgage Association, 5.00%, 08/01/35	391	404
Federal National Mortgage Association, 5.00%, 08/01/35	378	391
Federal National Mortgage Association, 4.50%, 09/01/35	318	326
Federal National Mortgage Association, 5.00%, 09/01/35	117	121
Federal National Mortgage Association, 5.00%, 09/01/35	286	296
Federal National Mortgage Association, 5.00%, 10/01/35	427	442
Federal National Mortgage Association, 5.00%, 10/01/35	274	283
Federal National Mortgage Association, 4.50%, 02/01/39	8,703	8,903
Federal National Mortgage Association, 4.50%, 02/01/39	5,982	6,119
Federal National Mortgage Association, 4.50%, 02/01/39	254	260
Federal National Mortgage Association, 4.50%, 02/01/39	999	1,022
Federal National Mortgage Association, 4.50%, 03/01/39	1,269	1,298
Federal National Mortgage Association, 4.50%, 03/01/39	2,388	2,443
Federal National Mortgage Association, 4.50%, 03/01/39	8,596	8,793
Federal National Mortgage Association, 4.50%, 05/01/38	320	327
		37,446
Government National Mortgage Association - 3.9%
Government National Mortgage Association, 6.50%, 04/15/26	45	48
Government National Mortgage Association, 5.50%, 11/15/32	146	152
Government National Mortgage Association, 7.00%, 01/15/33	46	50
Government National Mortgage Association, 6.00%, 02/15/33	153	160
Government National Mortgage Association, 6.00%, 03/15/33	44	46
Government National Mortgage Association, 7.00%, 05/15/33	23	24
Government National Mortgage Association, 5.50%, 05/15/33	124	130
Government National Mortgage Association, 5.50%, 05/20/33	175	183
Government National Mortgage Association, 5.00%, 06/20/33	94	98
Government National Mortgage Association, 5.50%, 07/15/33	54	56
Government National Mortgage Association, 5.00%, 10/15/33	239	249
Government National Mortgage Association, 6.00%, 10/20/33	183	192
Government National Mortgage Association, 6.00%, 04/15/34	32	35
Government National Mortgage Association, 6.00%, 01/15/35	34	35
Government National Mortgage Association, 5.00%, 04/01/35, TBA (g)	5,300	5,495
Government National Mortgage Association, 5.00%, 12/15/35	473	492
Government National Mortgage Association, 5.00%, 01/15/36	511	531
Government National Mortgage Association, 5.50%, 02/15/36	24	25
Government National Mortgage Association, 5.00%, 03/15/36	34	35
Government National Mortgage Association, 5.00%, 03/15/36	158	164
Government National Mortgage Association, 5.00%, 05/15/36	406	422
Government National Mortgage Association, 5.00%, 06/15/37	128	133
Government National Mortgage Association, 5.00%, 07/15/37	594	617
Government National Mortgage Association, 5.00%, 08/15/37	834	867
Government National Mortgage Association, 5.00%, 02/15/38	738	767
Government National Mortgage Association, 5.00%, 05/15/38	1,705	1,771
Government National Mortgage Association, 5.00%, 06/15/38	587	610
Government National Mortgage Association, 5.00%, 06/15/38	1,056	1,097
Government National Mortgage Association, 5.00%, 06/15/38	822	854
Government National Mortgage Association, 5.00%, 07/15/38	53	55
Government National Mortgage Association, 5.00%, 07/15/38	46	47
Government National Mortgage Association, 5.00%, 09/15/38	1,732	1,799
Government National Mortgage Association REMIC, 7.50%, 09/16/35	26	28
		17,267

Total Government and Agency Obligations (cost $111,505)		115,829

SHORT TERM INVESTMENTS - 17.7%
Mutual Funds - 5.5%
JNL Money Market Fund, 0.31% (a) (h)	23,860	23,860

Securities Lending Collateral - 12.2%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	55,288	53,508
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,046	-
		53,508

Total Short Term Investments (cost $80,194)		77,368

Total Investments - 113.8% (cost $572,675)		497,765
Other Assets and Liabilities, Net - (13.8%)		(60,327)
Total Net Assets - 100%		$ 437,438

JNL/Select Money Market Fund
SHORT TERM INVESTMENTS - 100.1%
Certificates of Deposit - 7.8%
Banc of America, 0.80%, 06/04/09	$ 10,000	$ 10,000
BNP Paribas, 0.87%, 04/28/09	10,000	10,000
Calyon North America Inc., 1.00%, 05/11/09	10,000	10,000
Canadian Imperial Bank of Commerce, 0.90%, 06/08/09	12,000	12,000
DNB Nor Bank ASA, 0.85%, 06/08/09	12,000	12,000
Procter & Gamble Co., 2.22%, 09/09/09 (i)	6,355	6,355
Procter & Gamble International Funding SCA, 1.46, 02/08/10 (i)	6,000	6,000
Svenska Handels NY, 0.85%, 05/11/09	20,000	20,000
Target Corp., 1.37%, 08/07/09 (i)	2,000	2,002
Toyota Motor Credit Corp., 2.43%, 01/29/10 (i)	12,567	12,567
UBS-NY, 0.60%, 04/13/09	10,000	10,000
		110,924
Commercial Paper - 13.1%
CAFCO LLC, 0.75%, 04/13/09 (t) (v)	13,000	12,997
Chariot Funding LLC, 0.45%, 04/09/09 (t) (v)	13,000	12,999
Ciesco Inc., 0.75%, 04/08/09 (t) (v)	13,000	12,998
Falcon Asset Securitization Co. LLC, 0.45%, 04/09/09	7,600	7,599
General Electric Capital Corp., 0.55%, 06/29/09	30,000	29,959
HSBC Bank USA NA, 0.23%, 04/03/09	14,000	14,000
Jupiter Securitization Corp., 0.45%, 04/14/09 (t) (v)	14,625	14,623
Kitty Hawk Funding Corp., 0.45%, 04/16/09 (t) (v)	12,000	11,998
Lloyds TSB Bank Plc, 1.01%, 04/07/09	13,000	12,998
Park Avenue Receivables Company LLC, 0.45%, 04/08/09 (t) (v)	16,000	15,999
Ranger Funding Co. LLC, 0.52%, 05/04/09 (t) (v)	12,000	11,994
Societe Generale, 0.67%, 05/18/09	16,000	15,987
Yorktown Capital LLC, 0.45%, 04/07/09 (t) (v)	13,425	13,424
		187,575
Federal Home Loan Bank - 22.7%

Federal Home Loan Bank, 0.35%, 04/13/09	35,000	34,996
Federal Home Loan Bank, 0.29%, 05/29/09	30,000	29,986
Federal Home Loan Bank, 0.52%, 06/15/09	10,000	9,989
Federal Home Loan Bank, 0.40%, 06/17/09	20,000	19,983
Federal Home Loan Bank, 0.40%, 06/18/09	25,000	24,978
Federal Home Loan Bank, 0.45%, 06/25/09	10,000	9,989
Federal Home Loan Bank, 0.51%, 06/25/09	30,000	29,964
Federal Home Loan Bank, 0.45%, 07/07/09	10,000	9,988
Federal Home Loan Bank, 0.41%, 07/10/09	20,000	19,977
Federal Home Loan Bank, 0.50%, 07/14/09	20,000	19,971
Federal Home Loan Bank, 0.39%, 07/17/09	22,000	21,974
Federal Home Loan Bank, 0.59%, 08/11/09	6,000	5,987
Federal Home Loan Bank, 0.58%, 08/19/09	34,000	33,923
Federal Home Loan Bank, 0.58%, 08/21/09	25,000	24,943
Federal Home Loan Bank, 0.58%, 09/09/09	7,000	6,982
Federal Home Loan Bank, 0.44%, 09/16/09	7,000	6,986
Federal Home Loan Bank, 0.52%, 09/16/09	13,000	12,968
		323,584
Federal Home Loan Mortgage Corp. - 25.6%
Federal Home Loan Mortgage Corp., 1.00%, 04/14/09	10,000	9,996
Federal Home Loan Mortgage Corp., 1.00%, 04/21/09	20,000	19,989
Federal Home Loan Mortgage Corp., 0.50%, 06/08/09	5,000	4,995
Federal Home Loan Mortgage Corp., 0.35%, 06/17/09	15,000	14,989
Federal Home Loan Mortgage Corp., 0.52%, 06/17/09	23,000	22,974
Federal Home Loan Mortgage Corp., 0.50%, 06/24/09	20,000	19,977
Federal Home Loan Mortgage Corp., 0.55%, 07/06/09	6,000	5,991
Federal Home Loan Mortgage Corp., 0.50%, 07/07/09	20,000	19,973
Federal Home Loan Mortgage Corp., 0.57%, 08/10/09	45,000	44,907
Federal Home Loan Mortgage Corp., 0.58%, 08/10/09	24,500	24,448
Federal Home Loan Mortgage Corp., 0.56%, 08/31/09	35,000	34,917
Federal Home Loan Mortgage Corp., 0.58%, 09/08/09	30,000	29,923
Federal Home Loan Mortgage Corp., 0.43%, 09/09/09	10,000	9,981
Federal Home Loan Mortgage Corp., 0.42%, 09/14/09	7,500	7,485
Federal Home Loan Mortgage Corp., 0.52%, 09/14/09	25,000	24,940
Federal Home Loan Mortgage Corp., 0.60%, 09/14/09	30,000	29,917
Federal Home Loan Mortgage Corp., 6.63%, 09/15/09	20,000	20,555
Federal Home Loan Mortgage Corp., 0.42%, 09/21/09	10,000	9,980
Federal Home Loan Mortgage Corp., 1.09%, 02/04/10 (i)	9,000	9,000
		364,937
Federal National Mortgage Association - 15.1%
Federal National Mortgage Association, 0.34%, 06/02/09	22,000	21,987
Federal National Mortgage Association, 0.45%, 06/10/09	10,000	9,991
Federal National Mortgage Association, 0.50%, 06/18/09	22,000	21,976
Federal National Mortgage Association, 0.35%, 07/01/09	25,000	24,978
Federal National Mortgage Association, 0.50%, 07/01/09	13,000	12,984
Federal National Mortgage Association, 0.52%, 07/15/09	25,000	24,962
Federal National Mortgage Association, 0.57%, 08/12/09	30,000	29,937
Federal National Mortgage Association, 0.58%, 08/12/09	10,000	9,979
Federal National Mortgage Association, 0.57%, 08/19/09	20,000	19,956
Federal National Mortgage Association, 0.56%, 08/26/09	25,000	24,943

Federal National Mortgage Association, 0.58%, 09/09/09	7,000	6,982
Federal National Mortgage Association, 0.44%, 09/25/09	7,500	7,484
		216,159
Fund Agreement - 0.6%
MetLife Funding Agreement, 3.15%, 02/02/09 (i) (s) (u)	9,000	9,000

Mutual Funds - 0.0%
Dreyfus Cash Management Plus Fund, 0.55% (h)	43	43

Repurchase Agreement - 15.2%
Repurchase Agreement with Banc of America Securities, 0.24%
(Collateralized by $210,806 Government National Mortgage Association, 6.00%-6.50%,
due 09/20/38-01/15/39, value $222,054) acquired on 03/31/09, due 04/01/09 at $217,701	$ 217,700	217,700

Total Short Term Investments (cost $1,429,922)		1,429,922

Total Investments - 100.1% (cost $1,429,922)		1,429,922
Other Assets and Liabilities, Net - (0.1%)		(2,141)
Total Net Assets - 100%		$ 1,427,781

JNL/Select Value Fund
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 8.4%
Coach Inc. (c)	129	$ 2,159
Comcast Corp. - Class A	547	7,459
Gap Inc. (e)	146	1,893
Home Depot Inc. (e)	113	2,655
Kohl's Corp. (c) (e)	163	6,877
Nordstrom Inc. (e)	254	4,248
Stanley Works	114	3,314
Staples Inc. (e)	259	4,690
Viacom Inc. - Class B (c)	262	4,557
		37,852
CONSUMER STAPLES - 10.2%
Altria Group Inc.	310	4,961
CVS Caremark Corp.	280	7,697
Kimberly-Clark Corp.	103	4,740
Kroger Co.	183	3,875
Nestle SA - ADR	168	5,638
PepsiCo Inc.	110	5,678
Philip Morris International Inc.	140	4,992
Safeway Inc.	197	3,971
SYSCO Corp.	192	4,366
		45,918
ENERGY - 17.3%
Apache Corp.	51	3,243
Chevron Corp.	201	13,509
EOG Resources Inc.	36	1,993
Exxon Mobil Corp.	337	22,970

Marathon Oil Corp.	287	7,543
Newfield Exploration Co. (c)	248	5,634
Occidental Petroleum Corp.	167	9,305
Total SA - ADR	158	7,732
XTO Energy Inc.	180	5,501
		77,430
FINANCIALS - 16.7%
ACE Ltd.	262	10,601
AON Corp.	144	5,894
Bank of America Corp. (e)	301	2,050
Bank of New York Mellon Corp.	200	5,637
Chubb Corp.	173	7,330
Goldman Sachs Group Inc. (e)	103	10,867
JPMorgan Chase & Co.	544	14,460
Kimco Realty Corp. (e)	114	867
PNC Financial Services Group Inc.	176	5,155
Unum Group (e)	307	3,832
Wells Fargo & Co.	590	8,407
		75,100
HEALTH CARE - 11.5%
Abbott Laboratories	107	5,085
Aetna Inc.	197	4,781
Baxter International Inc.	128	6,531
Bristol-Myers Squibb Co.	201	4,415
Cardinal Health Inc.	144	4,521
Johnson & Johnson	44	2,325
Pfizer Inc.	570	7,765
Schering-Plough Corp.	258	6,064
UnitedHealth Group Inc.	262	5,482
Wyeth	107	4,584
		51,553
INDUSTRIALS - 9.1%
Cummins Inc.	206	5,250
Deere & Co. (e)	97	3,202
General Electric Co. (e)	702	7,093
Illinois Tool Works Inc.	112	3,464
Lockheed Martin Corp.	90	6,213
PACCAR Inc. (e)	121	3,127
Precision Castparts Corp.	83	4,966
United Parcel Service Inc. - Class B	46	2,284
Waste Management Inc. (e)	194	4,966
		40,565
INFORMATION TECHNOLOGY - 8.4%
Cisco Systems Inc. (c)	407	6,820
Dell Inc. (c) (e)	363	3,440
Hewlett-Packard Co.	149	4,771
Ingram Micro Inc. - Class A (c)	304	3,839
Intel Corp.	499	7,504
Microsoft Corp.	381	6,992

Texas Instruments Inc. (e)	273	4,499
		37,865
MATERIALS - 4.8%
Agrium Inc.	147	5,250
Celanese Corp. - Class A (e)	400	5,347
Cliffs Natural Resources Inc. (e)	110	2,005
EI Du Pont de Nemours & Co.	198	4,428
Mosaic Co.	110	4,626
		21,656
TELECOMMUNICATION SERVICES - 4.4%
AT&T Inc.	579	14,584
Verizon Communications Inc. (e)	176	5,319
		19,903
UTILITIES - 5.7%
Entergy Corp.	95	6,489
Exelon Corp.	64	2,909
FPL Group Inc. (e)	131	6,630
NRG Energy Inc. (c) (e)	54	943
PG&E Corp. (e)	84	3,214
SCANA Corp.	98	3,036
Southern Co. (e)	68	2,079
		25,300

Total Common Stocks (cost $567,802)		433,142

SHORT TERM INVESTMENTS - 5.2%
Mutual Funds - 3.5%
JNL Money Market Fund, 0.31% (a) (h)	15,886	15,886

Securities Lending Collateral - 1.7%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	7,877	7,624
Mellon GSL Reinvestment Trust II (d) (f) (u)	631	-
		7,624

Total Short Term Investments (cost $24,394)		23,510

Total Investments - 101.7% (cost $592,196)		456,652
Other Assets and Liabilities, Net - (1.7%)		(7,779)
Total Net Assets - 100%		$ 448,873

JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 13.6%
Amazon.com Inc. (c)	313	$ 22,972
Apollo Group Inc. - Class A (c) (e)	63	4,958
AutoZone Inc. (c) (e)	49	8,033
Dollar Tree Inc. (c)	66	2,931
Expedia Inc. (c)	175	1,590
Lowe's Cos. Inc.	109	1,991

McDonald's Corp.	70	3,793
McGraw-Hill Cos. Inc.	317	7,243
Nike Inc. - Class B (e)	107	5,017
Priceline.com Inc. (c) (e)	25	1,930
Shaw Communications Inc. (e)	251	3,803
TJX Cos. Inc.	97	2,477
Yum! Brands Inc.	161	4,422
		71,160
CONSUMER STAPLES - 9.9%
Coca-Cola Co.	100	4,413
Costco Wholesale Corp. (e)	115	5,345
CVS Caremark Corp.	229	6,285
Groupe Danone (e)	89	4,358
Nestle SA	150	5,067
PepsiCo Inc.	191	9,833
Procter & Gamble Co.	149	7,006
SYSCO Corp.	122	2,771
Wal-Mart Stores Inc.	129	6,716
		51,794
ENERGY - 7.0%
Cameron International Corp. (c) (e)	105	2,305
Chevron Corp.	32	2,125
EOG Resources Inc.	64	3,516
Exxon Mobil Corp.	135	9,201
Murphy Oil Corp.	56	2,503
Petroleo Brasileiro SA - ADR	206	5,054
Schlumberger Ltd.	221	8,977
Smith International Inc.	122	2,621
		36,302
FINANCIALS - 2.7%
BlackRock Inc. (e)	16	2,107
Charles Schwab Corp.	105	1,631
Franklin Resources Inc.	43	2,327
Goldman Sachs Group Inc.	33	3,456
Northern Trust Corp.	51	3,051
State Street Corp.	48	1,490
		14,062
HEALTH CARE - 21.5%
Allergan Inc.	155	7,422
Amgen Inc. (c)	62	3,090
Baxter International Inc.	87	4,431
Becton Dickinson & Co.	81	5,426
Celgene Corp. (c)	73	3,255
Covidien Ltd.	146	4,861
DENTSPLY International Inc. (e)	80	2,137
Elan Corp. Plc - ADR (c) (e)	269	1,785
Express Scripts Inc. (c)	146	6,727
Gilead Sciences Inc. (c)	364	16,856
Intuitive Surgical Inc. (c) (e)	4	343

McKesson Corp. (e)	102	3,585
Medco Health Solutions Inc. (c) (e)	387	16,003
Medtronic Inc.	298	8,773
Novo-Nordisk A/S - Class B (e)	57	2,720
St. Jude Medical Inc. (c)	114	4,134
Stryker Corp. (e)	80	2,716
Teva Pharmaceutical Industries Ltd. - ADR (e)	75	3,370
WellPoint Inc. (c)	140	5,308
Wyeth	210	9,021
		111,963
INDUSTRIALS - 6.7%
3M Co.	38	1,869
Danaher Corp. (e)	328	17,795
Deere & Co.	66	2,176
Expeditors International Washington Inc. (e)	139	3,929
Lockheed Martin Corp.	55	3,810
Union Pacific Corp.	21	859
United Parcel Service Inc. - Class B (e)	93	4,568
		35,006
INFORMATION TECHNOLOGY - 26.8%
Accenture Ltd.	289	7,947
Apple Inc. (c)	223	23,484
Autodesk Inc. (c)	203	3,405
Automatic Data Processing Inc.	195	6,842
Broadcom Corp. - Class A (c)	85	1,694
Cisco Systems Inc. (c)	461	7,724
Dolby Laboratories Inc. - Class A (c) (e)	121	4,117
EMC Corp. (c) (e)	193	2,197
Fiserv Inc. (c)	90	3,296
Google Inc. - Class A (c)	45	15,628
Juniper Networks Inc. (c) (e)	248	3,741
Marvell Technology Group Ltd. (c)	471	4,314
MasterCard Inc. (e)	15	2,445
McAfee Inc. (c) (e)	139	4,643
Microsoft Corp.	571	10,492
QUALCOMM Inc.	316	12,276
Redecard SA	112	1,360
Research In Motion Ltd. (c)	110	4,755
Salesforce.com Inc. (c) (e)	52	1,695
Tencent Holdings Ltd. (e)	442	3,272
VeriSign Inc. (c) (e)	251	4,738
Visa Inc. - Class A	64	3,531
Western Union Co.	472	5,932
		139,528
MATERIALS - 2.8%
Agnico-Eagle Mines Ltd.	9	512
BHP Billiton Ltd.	153	3,374
Monsanto Co.	35	2,892
Praxair Inc.	119	8,028

		14,806
TELECOMMUNICATION SERVICES - 5.3%
American Tower Corp. (c) (e)	313	9,516
Bharti Airtel Ltd. (c)	66	819
Crown Castle International Corp. (c) (e)	463	9,442
Leap Wireless International Inc. (c) (e)	88	3,072
MetroPCS Communications Inc. (c) (e)	290	4,957
		27,806

Total Common Stocks (cost $640,910)		502,427

SHORT TERM INVESTMENTS - 16.3%
Mutual Funds - 4.3%
JNL Money Market Fund, 0.31% (a) (h)	2,548	2,548
T. Rowe Price Reserves Investment Fund, 0.34% (a) (h)	20,154	20,154
		22,702
Securities Lending Collateral - 12.0%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	64,432	62,358
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,745	-
		62,358

Total Short Term Investments (cost $88,879)		85,060

Total Investments - 112.6% (cost $729,789)		587,487
Other Assets and Liabilities, Net - (12.6%)		(65,798)
Total Net Assets - 100%		$ 521,689

JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 13.3%
Amazon.com Inc. (c)	81	$ 5,949
Ascent Media Corp. (c)	15	375
Bed Bath & Beyond Inc. (c) (e)	206	5,098
Best Buy Co. Inc. (e)	34	1,291
Cablevision Systems Corp. - Class A	233	3,016
Carmax Inc. (c) (e)	183	2,277
Chipotle Mexican Grill Inc. (c)	89	5,101
Clear Channel Outdoor Holdings Inc. (c) (e)	167	611
Discovery Communications Inc. - Class A (c)	139	2,227
Discovery Communications Inc. - Class C (c)	158	2,315
Expedia Inc. (c)	383	3,474
Gaylord Entertainment Co. (c) (e)	126	1,050
J Crew Group Inc. (c) (e)	114	1,503
Lamar Advertising Co. (c) (e)	224	2,187
LKQ Corp. (c)	91	1,299
Marriott International Inc. - Class A (e)	277	4,532
O'Reilly Automotive Inc. (c) (e)	127	4,446
Panera Bread Co. - Class A (c) (e)	22	1,230
PetSmart Inc.	258	5,408

Priceline.com Inc. (c) (e)	11	835
Tim Hortons Inc. (e)	101	2,562
WABCO Holdings Inc.	113	1,391
Wynn Resorts Ltd. (c) (e)	46	919
		59,096
CONSUMER STAPLES - 1.4%
Shoppers Drug Mart Corp.	62	2,131
Whole Foods Market Inc. (e)	233	3,914
		6,045
ENERGY - 8.7%
BJ Services Co.	321	3,194
Cameron International Corp. (c)	57	1,250
CNX Gas Corp. (c) (e)	183	4,339
Consol Energy Inc.	137	3,458
EOG Resources Inc.	69	3,778
FMC Technologies Inc. (c)	140	4,392
IHS Inc. (c)	69	2,841
Murphy Oil Corp.	82	3,671
Peabody Energy Corp.	69	1,728
Smith International Inc. (e)	233	5,005
Trican Well Service Ltd.	129	659
Ultra Petroleum Corp. (c)	74	2,656
XTO Energy Inc.	57	1,745
		38,716
FINANCIALS - 5.2%
Ameriprise Financial Inc.	73	1,496
Assurant Inc.	96	2,091
Axis Capital Holdings Ltd.	71	1,600
Eaton Vance Corp.	187	4,273
Interactive Brokers Group Inc. (c)	120	1,936
IntercontinentalExchange Inc. (c)	46	3,426
MSCI Inc. (c)	97	1,637
Principal Financial Group Inc.	56	458
Raymond James Financial Inc. (e)	122	2,403
St. Joe Co. (c) (e)	69	1,155
TD Ameritrade Holding Corp. (c)	188	2,596
		23,071
HEALTH CARE - 16.8%
Alexion Pharmaceuticals Inc. (c) (e)	60	2,260
Allergan Inc.	57	2,722
Amylin Pharmaceuticals Inc. (c) (e)	92	1,081
BioMarin Pharmaceutical Inc. (c) (e)	103	1,272
Cephalon Inc. (c) (e)	128	8,717
CR Bard Inc.	60	4,783
DENTSPLY International Inc.	148	3,974
Edwards Lifesciences Corp. (c)	93	5,639
Elan Corp. Plc - ADR (c)	322	2,138
Gen-Probe Inc. (c) (e)	34	1,550
Health Net Inc. (c)	92	1,332

Henry Schein Inc. (c) (e)	137	5,481
Human Genome Sciences Inc. (c)	229	190
Humana Inc. (c)	80	2,086
Idexx Laboratories Inc. (c)	12	415
Illumina Inc. (c) (e)	124	4,618
Intuitive Surgical Inc. (c) (e)	14	1,335
Medarex Inc. (c) (e)	74	380
Millipore Corp. (c)	80	4,593
Myriad Genetics Inc. (c) (e)	56	2,546
OSI Pharmaceuticals Inc. (c) (e)	34	1,301
Qiagen NV (c) (e)	184	2,937
Theravance Inc. (c) (e)	96	1,632
Valeant Pharmaceutical International (c) (e)	123	2,188
Vertex Pharmaceuticals Inc. (c) (e)	140	4,022
Warner Chilcott Ltd. (c)	137	1,441
Waters Corp. (c)	103	3,806
		74,439
INDUSTRIALS - 17.9%
Alliant Techsystems Inc. (c) (e)	73	4,890
Ametek Inc. (e)	265	8,287
Danaher Corp. (e)	70	3,795
EnergySolutions Inc.	124	1,073
Fastenal Co. (e)	113	3,634
First Solar Inc. (c) (e)	10	1,327
Foster Wheeler AG (c)	69	1,205
Goodrich Corp.	55	2,084
Harsco Corp.	78	1,729
IDEX Corp.	206	4,505
Iron Mountain Inc. (c) (e)	173	3,835
ITT Corp.	18	692
Manpower Inc.	98	3,090
McDermott International Inc. (c) (e)	234	3,133
MSC Industrial Direct Co. - Class A (e)	82	2,548
Quanta Services Inc. (c)	295	6,328
Robert Half International Inc. (e)	263	4,689
Rockwell Collins Inc.	221	7,213
Roper Industries Inc.	222	9,411
Southwest Airlines Co.	473	2,994
SunPower Corp. - Class B (c)	86	1,703
UTi Worldwide Inc.	114	1,362
		79,527
INFORMATION TECHNOLOGY - 26.7%
Altera Corp.	311	5,458
Amdocs Ltd. (c)	229	4,241
Autodesk Inc. (c)	155	2,606
Cree Inc. (c) (e)	91	2,141
Dolby Laboratories Inc. - Class A (c) (e)	140	4,775
DST Systems Inc. (c) (e)	124	4,293
Factset Research Systems Inc. (e)	91	4,549

Fiserv Inc. (c)	137	4,995
FLIR Systems Inc. (c) (e)	327	6,697
Global Payments Inc.	193	6,448
Intersil Corp.	230	2,645
Itron Inc. (c) (e)	57	2,699
JDS Uniphase Corp. (c)	726	2,360
Juniper Networks Inc. (c)	371	5,581
Marvell Technology Group Ltd. (c)	490	4,488
McAfee Inc. (c) (e)	169	5,662
MEMC Electronic Materials Inc. (c)	141	2,325
Microchip Technology Inc. (e)	177	3,751
Micros Systems Inc. (c) (e)	144	2,700
Nvidia Corp. (c)	92	907
ON Semiconductor Corp. (c) (e)	254	991
PMC - Sierra Inc. (c)	367	2,341
Red Hat Inc. (c)	290	5,174
SAIC Inc. (c)	418	7,804
Salesforce.com Inc. (c) (e)	92	3,011
Seagate Technology Inc. (e)	249	1,496
Varian Semiconductor Equipment Associates Inc. (c) (e)	130	2,816
VeriSign Inc. (c) (e)	229	4,321
Western Union Co.	514	6,461
Xilinx Inc. (e)	241	4,617
		118,353
MATERIALS - 2.0%
Agnico-Eagle Mines Ltd.	147	8,367
Agnico-Eagle Mines Ltd. Private Placement (f) (s) (u)	12	648
		9,015
TELECOMMUNICATION SERVICES - 3.0%
American Tower Corp. (c)	190	5,782
Crown Castle International Corp. (c)	148	3,019
Leap Wireless International Inc. (c) (e)	92	3,208
MetroPCS Communications Inc. (c) (e)	46	793
Rogers Communications Inc.	23	524
		13,326

Total Common Stocks (cost $548,300)		421,588

WARRANTS - 0.0%
Agnico-Eagle Mines Ltd. Warrant (c) (f) (s) (u)	6	147

Total Warrants (cost $30)		147

SHORT TERM INVESTMENTS - 28.9%
Mutual Funds - 6.3%
JNL Money Market Fund, 0.31% (a) (h)	3,866	3,866
T. Rowe Price Reserves Investment Fund, 0.34% (a) (h)	24,028	24,028
		27,894
Securities Lending Collateral - 22.6%

Mellon GSL DBT II Collateral Fund, 0.95% (h)	103,641	100,304
Mellon GSL Reinvestment Trust II (d) (f) (u)	2,339	-
		100,304

Total Short Term Investments (cost $133,874)		128,198

Total Investments - 123.9% (cost $682,204)		549,933
Other Assets and Liabilities, Net - (23.9%)		(105,946)
Total Net Assets - 100%		$ 443,987

JNL/T. Rowe Price Value Fund
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 17.0%
Bayerische Motoren Werke AG	50	$ 1,448
Bed Bath & Beyond Inc. (c) (e)	213	5,259
Cablevision Systems Corp. - Class A (e)	347	4,495
Discovery Communications Inc. - Class A (c)	132	2,110
Discovery Communications Inc. - Class C (c)	199	2,914
DISH Network Corp. (c)	209	2,316
Fortune Brands Inc.	127	3,106
H&R Block Inc. (e)	242	4,404
Harley-Davidson Inc. (e)	163	2,176
Home Depot Inc. (e)	291	6,844
International Game Technology	239	2,203
Kohl's Corp. (c) (e)	127	5,353
Liberty Media Corp. - Capital (c) (e)	170	1,189
Liberty Media Corp. - Entertainment - Class A (c)	178	3,545
Liberty Media Corp. - Interactive (c) (e)	58	169
MGM Mirage Inc. (c) (e)	169	393
New York Times Co. - Class A (e)	122	551
Newell Rubbermaid Inc.	333	2,123
Sony Corp. - ADR	90	1,857
Time Warner Cable Inc. (e)	112	2,767
Time Warner Inc. (e)	220	4,249
TJX Cos. Inc.	133	3,413
Viacom Inc. - Class B (c)	48	826
		63,710
CONSUMER STAPLES - 6.7%
Altria Group Inc.	163	2,616
Avon Products Inc. (e)	170	3,271
Coca-Cola Co.	55	2,430
Coca-Cola Enterprises Inc.	95	1,248
Hershey Co. (e)	46	1,612
Kimberly-Clark Corp.	53	2,425
Kraft Foods Inc. - Class A	59	1,315
Mead Johnson Nutrition Co. (c) (e)	14	401
Philip Morris International Inc.	61	2,177
Sara Lee Corp. (e)	376	3,041
Wal-Mart Stores Inc.	88	4,606

		25,142
ENERGY - 13.9%
Baker Hughes Inc.	79	2,253
BJ Services Co.	301	2,992
ConocoPhillips	48	1,876
Consol Energy Inc.	77	1,954
Exxon Mobil Corp. (e)	72	4,890
Murphy Oil Corp.	114	5,090
Repsol YPF SA	84	1,456
Royal Dutch Shell Plc - ADR	118	5,245
Schlumberger Ltd.	119	4,838
Spectra Energy Corp.	389	5,506
StatoilHydro ASA	258	4,570
Sunoco Inc.	153	4,054
Total SA - ADR	151	7,413
		52,137
FINANCIALS - 14.9%
AFLAC Inc.	89	1,715
American Express Co.	216	2,947
Ameriprise Financial Inc.	170	3,481
Bank of America Corp.	830	5,662
Berkshire Hathaway Inc. - Class A (c)	-	2,428
Capital One Financial Corp. (e)	75	922
Fifth Third Bancorp (e)	132	386
First Horizon National Corp. (e)	445	4,779
Goldman Sachs Group Inc. (e)	26	2,704
Hartford Financial Services Group Inc. (e)	63	492
JPMorgan Chase & Co.	199	5,287
KeyCorp (e)	210	1,653
Lazard Ltd. - Class A (e)	165	4,857
Marsh & McLennan Cos. Inc.	187	3,785
Morgan Stanley (e)	32	733
PNC Financial Services Group Inc.	22	653
SLM Corp. (c) (e)	228	1,129
St. Joe Co. (c) (e)	242	4,043
State Street Corp.	93	2,875
SunTrust Banks Inc.	109	1,280
U.S. Bancorp	33	487
Wells Fargo & Co. (e)	59	833
Willis Group Holdings Ltd.	115	2,537
		55,668
HEALTH CARE - 12.1%
Amgen Inc. (c)	111	5,482
Boston Scientific Corp. (c)	256	2,034
Cardinal Health Inc.	86	2,698
Cigna Corp.	146	2,566
Covidien Ltd.	147	4,893
Johnson & Johnson	107	5,649
Medtronic Inc.	143	4,211

Merck & Co. Inc.	122	3,258
Pfizer Inc.	227	3,086
Schering-Plough Corp.	103	2,416
WellPoint Inc. (c) (e)	64	2,438
Wyeth	147	6,340
		45,071
INDUSTRIALS - 9.9%
3M Co.	101	5,002
Deere & Co.	48	1,591
General Electric Co. (e)	583	5,893
Honeywell International Inc. (e)	80	2,226
Illinois Tool Works Inc. (e)	155	4,791
Raytheon Co. (e)	52	2,029
Republic Services Inc. - Class A	153	2,615
Southwest Airlines Co.	767	4,858
Tyco International Ltd.	158	3,083
Union Pacific Corp.	78	3,190
Waste Management Inc. (e)	67	1,720
		36,998
INFORMATION TECHNOLOGY - 10.7%
Alcatel-Lucent - ADR (c) (e)	917	1,706
Alcatel-Lucent (c)	228	429
Analog Devices Inc.	144	2,771
Dell Inc. (c)	405	3,838
Intel Corp.	137	2,056
International Business Machines Corp. (e)	50	4,854
Juniper Networks Inc. (c)	68	1,018
Microsoft Corp.	453	8,325
Nokia Oyj - Class A - ADR	74	866
Texas Instruments Inc. (e)	327	5,405
Tyco Electronics Ltd.	266	2,934
Western Union Co.	376	4,731
Yahoo! Inc. (c) (e)	79	1,011
		39,944
MATERIALS - 4.1%
Alcoa Inc.	303	2,225
EI Du Pont de Nemours & Co.	157	3,515
International Paper Co.	256	1,802
MeadWestvaco Corp.	235	2,821
Weyerhaeuser Co.	172	4,750
		15,113
TELECOMMUNICATION SERVICES - 1.8%
AT&T Inc.	102	2,568
Qwest Communications International Inc. (e)	276	945
Sprint Nextel Corp. (c)	914	3,264
		6,777
UTILITIES - 3.8%
Entergy Corp.	73	4,984
NiSource Inc.	243	2,378
NRG Energy Inc. (c) (e)	179	3,152
Pinnacle West Capital Corp. (e)	143	3,799
		14,313

Total Common Stocks (cost $578,656)		354,873

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.1%
General Motors Corp., Convertible Preferred, 1.50%, 05/28/09 (e)	63	579

FINANCIALS - 0.4%
Citigroup Inc., 6.50%, Series T (callable at $50 on 02/15/15) (p)	14	391
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G, 12/31/49 (p)	30	1,215
		1,606
TELECOMMUNICATION SERVICES - 0.1%
Lucent Technologies Capital Trust I, Convertible Preferred, 7.75%, 03/15/17	1	227

Total Preferred Stocks (cost $4,139)		2,412

INVESTMENT FUNDS - 1.8%
T. Rowe Price Institutional Floating Rate Fund (a)	796	6,720

Total Investment Funds (cost $6,571)		6,720

CORPORATE BONDS AND NOTES - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Ford Motor Co., 4.25%, 12/15/36	$ 1,082	$ 377
Newell Rubbermaid Inc., 5.50%, 03/15/14 (e)	651	719
		1,096
INFORMATION TECHNOLOGY - 0.1%
CSC Holdings Inc., 8.50%, 04/15/14 (t) (u)	625	615

MATERIALS - 0.4%
Alcoa Inc., 5.25%, 03/15/14	622	822
Newmont Mining Corp., 1.63%, 07/15/17	535	604
		1,426

Total Corporate Bonds and Notes (cost $3,448)		3,137

SHORT TERM INVESTMENTS - 12.5%
Mutual Funds - 2.8%
JNL Money Market Fund, 0.31% (a) (h)	966	966
T. Rowe Price Reserves Investment Fund, 0.34% (a) (h)	9,534	9,534
		10,500
Securities Lending Collateral - 9.7%
Mellon GSL DBT II Collateral Fund, 0.95% (h)	37,438	36,232
Mellon GSL Reinvestment Trust II (d) (f) (u)	1,103	-
		36,232

Total Short Term Investments (cost $49,041)		46,732

Total Investments - 110.6% (cost $641,855)		413,874
Other Assets and Liabilities, Net - (10.6%)		(39,737)
Total Net Assets - 100%		$ 374,137

JNL Series Trust (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
March 31, 2009

(a) Investment in affiliate.

(b) The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2009, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c) Non-income producing security.

(d) Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.

(e) All or portion of the security has been loaned.

(f) Security fair valued in good faith in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 note below.

(g) Investment purchased on a when-issued basis. As of March 31, 2009, the total cost of investments purchased on a when-issued basis is as follows: JNL/Goldman Sachs Core Plus Bond Fund $36,279; JNL/Mellon Capital Management Bond Index Fund $1,653; JNL/PIMCO Real Return Fund $633,644, JNL/PIMCO Total Return Bond Fund $846,596, and JNL/Select Balanced Fund $5,431.

(h) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2009.

(i) Variable rate security. Rate stated is in effect as of March 31, 2009.

(j) Zero coupon security. Rate stated is the effective yield as of March 31, 2009.

(k) Security is a "step-up" bond where the coupon may increase or step up at a future date. Rate stated is the coupon as of March 31, 2009.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Swap agreements in the following funds have been collateralized with cash: JNL/Goldman Sachs Core Plus Bond Fund $623, JNL/Goldman Sachs Short Duration Bond Fund $1,741, JNL/PIMCO Real Return Fund $3,660, and JNL/PIMCO Total Return Bond Fund $4,050.

(n) All or a portion of the security or cash has been segregated as collateral for securities sold short. Total value of segregated securities at March 31, 2009 is as follows: JNL/Credit Suisse Long/ Short Fund $28,010 and JNL/Franklin Templeton Mutual Shares Fund $6,705.

(o) All or a portion of the security or cash pledged as collateral for open futures contracts. As of March 31, 2009 the value of collateral is as follows: JNL/Goldman Sachs Core Plus Bond Fund $3,130, JNL/Goldman Sachs Short Duration Bond Fund $2,931, JNL/Mellon Capital Management S&P 500 Index Fund $1,594, JNL/Mellon Capital Management S&P 400 MidCap Index Fund $953, JNL/Mellon Capital Management Small Cap Index Fund $893, JNL/Mellon Capital Management International Index Fund $1,515, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund $145, JNL/PIMCO Real Return Fund $3,343, and JNL/PIMCO Total Return Bond Fund $3,602.

(p) Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.

(q) Par amounts are listed in United States Dollars unless otherwise noted.

(r) Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.

(s) Security is restricted as to public resale. See restricted security note below.

(t) Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.

(u) Illiquid security. At March 31, 2009, the aggregate value of illiquid securities and percentage of net assets is as follows: JNL/Capital Guardian Global Balanced Fund, $2,577 - 1.5%; JNL/Capital Guardian Global Diversified Research Fund, $964 - 0.6%; JNL/Capital Guardian International Small Cap Fund, $1,538 - 3.6%; JNL/Franklin Templeton Global Growth Fund, $486 - 0.2%; JNL/Franklin Templeton Income Fund, $19,773 - 4.7%; JNL/Franklin Templeton Mutual Shares Fund, $9,504- 4.0%, JNL/Goldman Sachs Core Plus Bond Fund, $7,572 - 1.3%; JNL/JPMorgan MidCap Growth Fund, $184 - 0.2%; JNL/JPMorgan U.S. Government & Quality Bond Fund, $6,994- 1.0%; JNL/M&G Global Basics Fund, $6 - 0.1%; JNL/PIMCO Total Return Bond Fund, $13,910 - 1.0%; JNL/PPM America High Yield Bond Fund, $6,309 - 2.8%; JNL/Select Money Market Fund, $9,001 - 0.6%; JNL/T. Rowe Price Mid-Cap Growth Fund, $795 - 0.2%; and JNL/T. Rowe Price Value Fund, $615 - 0.2%. At March 31, 2009, the only illiquid security held by some Funds was Mellon GSL Reinvestment Trust II. The value of this security was $0.00 at March 31, 2009 and these Funds are not listed in detail in this section.

(v) Rule 144A or Section 4(2) liquid security, the Fund has deemed this security to be liquid based on procedures approved by the Trust's Board of Trustees. As of March 31, 2009, the value of Rule 144A and Section 4(2) liquid securities is as follows: JNL/AIM International Growth Fund $848; JNL/Capital Guardian Global Balanced Fund $368; JNL/ Capital Guardian Global Diversified Research Fund $993; JNL/Franklin Templeton Global Growth Fund $738; JNL/Franklin Templeton Income Fund $49,732; JNL/Goldman Sachs Core Plus Bond Fund $17,650; JNL/Goldman Sachs Short Duration Bond Fund $2,854; JNL/JPMorgan U.S. Government and Quality Bond Fund $5,191; JNL/Mellon Capital Management International Index Fund $961; JNL/Mellon Capital Management Bond Index Fund $1,040; JNL/PAM Asia ex-Japan Fund $52; JNL/PIMCO Real Return Fund $36,890; JNL/PIMCO Total Return Bond Fund $115,252; JNL/PPM America High Yield Bond Fund $28,956; JNL/Select Balanced Fund $3,194; and JNL/Select Money Market Fund $107,031.

(w) Contingent distributions represent the right to receive additional distributions if any, during the reorganization of the underlying company.

Currencies:
ARS - Argentine Peso	PEN - Peruvian Nuevo Sol
AUD - Australian Dollar	PHP - Philippine Peso
BRL - Brazilian Real	PLN - Polish Zloty
CAD - Canadian Dollar	RUB - Russian Ruble
CHF - Swiss Franc	SEK - Swedish Krona
CLP - Chilean Peso	SGD - Singapore Dollar
CNY - Chinese Yuan	TRY - New Turkish Lira
COP - Colombian Peso	USD - United States Dollar
DKK - Danish Krone	UYU - Uruguayan Peso
EGP - Egyptian Pound	ZAR - South African Rand
EUR - European Currency Unit (Euro)	Abbreviations:
GBP - British Pound	"-" Amount rounds to less than one thousand.	SPDR - Standard & Poor's Depository Receipt
HKD - Hong Kong Dollar	0.00% interest rate rounds to less than .005%	STIBOR - Stockholm Interbank Rate
HUF - Hungarian Forint	ADR - American Depository Receipt	TBA - To Be Announced (Securities purchased on a when-issued basis)
IDR - Indonesian Rupiah	AMBAC - AMBAC Indemnity Corp.	virt-x - a crossborder Recognized Investment Exchange
ILS - Israeli New Shekels	ETF - Exchange-Traded Fund	VVPR Strip - Coupon which reduces withholding tax on dividends paid
INR - Indian Rupee	FGIC - Financial Guaranty Insurance Co.	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with
JPY - Japanese Yen	FSA - Financial Security Assurance Inc.	a term of 4.5 to 5.5 years
KRW - Korean Won	GDR - Global Depository Receipt	Euro-Bund - debt instrument issued by the Federal Republic of Germany with
MXN - Mexican Peso	LIBOR - London Interbank Offered Rate	a term of 8.5 to 10 years
MYR - Malaysian Ringgit	MBIA - Municipal Bond Investors Assurance	Euro-Schatz - debt instrument issued by the Federal Republic of Germany
NOK - Norwegian Krone	NYS - New York Registered Shares	with a term of 1.75 to 2.25 years
NGN - Nigerian Naira	REIT - Real Estate Investment Trust
NZD - New Zealand Dollar	REMIC - Real Estate Mortgage Investment Conduit

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Trust's Board of Trustees ("Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. All securities in the JNL/Select Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 of the Investment Company Act of 1940, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Debt securities are generally valued by approved pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Exchange traded options and futures contacts are valued at last sales price as of the close of business on the local exchange. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Non-exchange traded derivatives such as options and swaps are generally valued by approved pricing services. If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, Jackson National Asset Management LLC("JNAM" or the "Adviser") may rely on pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

The value of an investment for purposes of calculating a Fund’s NAV can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

Derivative Disclosures - The Funds have adopted the following new accounting standards and positions issued by the Federal Accounting Standards Board ("FASB"):

FASB Staff Position (“FSP”) 133-1 and FASB Interpretation No. 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45”

The amendments to FASB Statement No. 133 and FASB Interpretation No. 45 require sellers of credit derivatives to disclose information to enable users of financial statements to assess their potential effect on the Fund’s financial position, performance, and cash flows. Credit derivatives generally are contracts in which the underlying exposure is related to the credit risk of a specified entity, group of entities, or an index. For each statement of financial position, the seller of a credit derivative shall disclose the nature and approximate terms of the credit derivative, the reason for entering into the credit derivative, the events that would require the seller to perform under the credit derivative, the status of the payment/performance risk of the credit derivative, the maximum potential amount of future payments, the fair value of the credit derivative, and the nature of any recourse provisions or collateral available for recovery.

SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities"

SFAS No. 161 requires enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value and gains and losses on derivative instruments.

Swaps - A Fund may invest in swap agreements as permitted by the applicable prospectus. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may enter into interest rate, total return and credit default swap agreements. Swap agreements are marked to market daily and are deemed illiquid investments. Entering into these agreements involves, to varying degrees, elements of credit, interest, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. Collateral is exchanged based on agreements with the counterparty, which define netting arrangements and thresholds for delivery of collateral. The amount of collateral exchanged is determined by the net exposure with the counterparty and is not identified to a specific swap agreement.

Credit Default Swap Agreements – A Fund may be subject to credit risk in the normal course of pursuing its investment objectives. A Fund may enter into credit default swap agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of that particular swap agreement, these events may include, but are not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall. A Fund can be either a seller or buyer of protection. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Prepayments, principal pay downs, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to represent some part of the credit market as a whole. These indices are made up of reference credits that are judged by a pool of dealers to be the most liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds. Purchasing credit default swaps on indices is less expensive than buying several credit default swaps to hedge a portfolio. Credit default swaps on indices protect investors owning bonds against default and can also be used to speculate on changes in credit quality.

Either as the seller of protection or the buyer of protection of a credit default swap, a Fund's maximum risk of loss from counterparty risk is the fair value of the agreement. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. When a Fund holds fixed rate bonds, the value of such bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”, interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”, interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or basis swap, under which two parties can exchange variable interest rates based on different money markets.

A Fund's maximum risk of loss from counterparty credit risk for an interest rate swap is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract's remaining life, to the extent this amount is positive. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Credit Linked Notes - A Fund may invest in credit linked notes as permitted by the applicable prospectus. Credit linked notes are debt securities embedded with credit default swaps. Credit linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset or basket of assets. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, the Fund will experience a delay in repayment or forego interest. The maximum potential amount the Fund could be required to make is limited to the par amount of the credit linked note plus any accrued interest. In effect, the Fund will receive a higher yield in exchange for assuming the risk of a specified credit event. The underlying entity and its credit rating, for each credit linked note, is presented parenthetically in the Schedules of Investments.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Options Transactions – A Fund may be subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may buy and sell (“write”) option contracts to manage its exposure to or hedge against changes in securities prices, interest rates, foreign currencies and swap valuations or as an efficient means of adjusting overall exposure to certain markets. Options on swaps (“swaptions”) are deemed illiquid investments because there may be no readily available market for sale of the swaptions.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The risks associated with purchasing put and call options are potential loss of the premium paid and the failure of the counterparty to honor its obligation under the contract.

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current value. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Futures Contracts - A Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A Fund may buy and sell futures contracts to manage its exposure to or hedge against changes in securities prices, interest rates and foreign currencies or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the "initial margin". The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the "variation margin,". With futures, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the future contracts against default.

Securities Loaned - The Trust has entered into a securities lending arrangement with The Bank of New York Mellon Corporation (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The fair value and amortized cost of each Fund’s investment in Mellon GSL DBT II Collateral Fund at March 31, 2009 is reported in the respective Schedules of Investments. The value of Mellon GSL DBT II Collateral Fund at March 31, 2009 was $0.9678 per unit and was determined using the methodologies previously described in Security Valuation. The Custodian has continued to execute transactions in Mellon GSL DBT II Collateral Fund at $1.00 per unit as none of the investments in this series at March 31, 2009 are in default. However, any material reduction in a Fund’s lending activity would require such Fund to receive a redemption in kind from Mellon GSL DBT II Collateral Fund. The Fund would also be responsible for payment to the Custodian for the amortized cost related to the redemption in-kind.

Certain securities in the Mellon GSL DBT II Collateral Fund defaulted and have been segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The fair value and amortized cost of the investment in Mellon GSL Reinvestment Trust II for Funds with securities on loan as of March 31, 2009 are reported under Securities Lending Collateral in the Schedules of Investments. Certain Funds had no securities on loan as of March 31, 2009. The fair value and amortized cost of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of March 31, 2009 is reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008. The assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II is fair valued at zero on March 31, 2009. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II is equivalent to the par value reported in the Schedules of Investments. Each Fund is responsible for payment to the Custodian for its respective amortized cost related to the Mellon GSL Reinvestment Trust II.

Investments in affiliates - During the period ended March 31, 2009, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM or affiliates of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Mellon GSL DBT II Collateral Fund. As previously discussed, the Custodian segregated certain assets of the Mellon GSL DBT II Collateral Fund into the Mellon GSL Reinvestment Trust II. The JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, JNL/S&P Disciplined Growth Fund, and JNL/S&P 4 Fund, invested solely in the Class A shares of other affiliated Funds of the Trust and the JNL Variable Funds. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent Company of Jackson National Life Insurance Co. The JNL/Mellon Capital Management S&P 500 Index Fund invested in Bank of New York Mellon Corp., the parent company of its sub adviser.

Long-term investments in affiliates for the period ended March 31, 2009 are shown below.

		Value					Value
		Beginning			Dividend		End
		of Period		Sales	Income	Realized	of Period
Fund	Affiliate	12/31/2008	Purchases	Proceeds	Received	Gain (Loss)	03/31/2009
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	$ 1,841	$ 175	$ 24	$ 16	$ (2)	$ 1,992
JNL/Mellon Capital Management International Index Fund	Prudential plc	698	48	-	-	-	596
JNL/T. Rowe Price Value Fund	T. Rowe Price Institutional Floating Rate Fund	-	6,571	-	50	-	6,720

Cash management and securities lending collateral investments in affiliates for the period ended March 31, 2009 are shown below. Purchases and sales proceeds are not shown for these investments.

There was no realized gain or loss relating to transactions for these investments during the period ended March 31, 2009.

		Value		Value
		Beginning	Par/	End	Dividend
		of Period	Amortized Cost	of Period	Income
Fund	Affiliate	12/31/2008	03/31/2009	03/31/2009	Received
JNL/AIM Global Real Estate Fund	JNL Money Market Fund	$ 2,774	$ 2,697	$ 2,697	$ 8
JNL/AIM International Growth Fund	JNL Money Market Fund	23,585	26,775	26,775	69
JNL/AIM Large Cap Growth Fund	JNL Money Market Fund	22,106	33,702	33,702	70
JNL/AIM Small Cap Growth Fund	JNL Money Market Fund	781	1,472	1,472	3
JNL/Capital Guardian Global Balanced Fund	JNL Money Market Fund	4,282	6,827	6,827	11
JNL/Capital Guardian Global Diversified Research Fund	JNL Money Market Fund	7,370	5,823	5,823	22
JNL/Capital Guardian International Small Cap Fund	JNL Money Market Fund	4,061	4,771	4,771	11
JNL/Capital Guardian U.S. Growth Equity Fund	JNL Money Market Fund	14,858	16,958	16,958	37
JNL/Credit Suisse Global Natural Resources Fund	JNL Money Market Fund	8,034	13,518	13,518	34
JNL/Credit Suisse Long/Short Fund	JNL Money Market Fund	794	884	884	2
JNL/Eagle Core Equity Fund	JNL Money Market Fund	3,368	2,912	2,912	10
JNL/Eagle SmallCap Equity Fund	JNL Money Market Fund	7,399	2,725	2,725	14
JNL/Franklin Templeton Global Growth Fund	JNL Money Market Fund	23,916	14,471	14,471	63
JNL/Franklin Templeton Income Fund	JNL Money Market Fund	35,441	30,625	30,625	97
JNL/Franklin Templeton Mutual Shares Fund	JNL Money Market Fund	27,085	25,760	25,760	78
JNL/Franklin Templeton Small Cap Value Fund	JNL Money Market Fund	8,349	5,950	5,950	23
JNL/Goldman Sachs Core Plus Bond Fund	JNL Money Market Fund	23,642	35,262	35,262	56
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL Money Market Fund	7,284	8,967	8,967	21
JNL/Goldman Sachs Mid Cap Value Fund	JNL Money Market Fund	3,709	6,892	6,892	16
JNL/Goldman Sachs Short Duration Bond Fund	JNL Money Market Fund	24,723	17,756	17,756	61
JNL/JPMorgan International Value Fund	JNL Money Market Fund	15,189	6,044	6,044	25
JNL/JPMorgan MidCap Growth Fund	JNL Money Market Fund	1,819	2,311	2,311	8
JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL Money Market Fund	116,255	60,630	60,630	238
JNL/Lazard Emerging Markets Fund	JNL Money Market Fund	12,801	13,273	13,273	25
JNL/Lazard Mid Cap Equity Fund	JNL Money Market Fund	4,367	3,008	3,008	9
JNL/Lazard Small Cap Equity Fund	JNL Money Market Fund	3,500	3,757	3,757	10
JNL/M&G Global Basics Fund	JNL Money Market Fund	199	48	48	1
JNL/M&G Global Leaders Fund	JNL Money Market Fund	-	294	294	1
JNL/Mellon Capital Management European 30 Fund	JNL Money Market Fund	4	78	78	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	JNL Money Market Fund	3	113	113	-
JNL/Mellon Capital Management S&P 500 Index Fund	JNL Money Market Fund	15,973	14,931	14,931	33
JNL/Mellon Capital Management S&P 500 Index Fund	Mellon GSL DBT II Collateral Fund	33,738	33,569	32,488	70
JNL/Mellon Capital Management S&P 500 Index Fund	Mellon GSL Reinvestment Trust II	-	743	-	-
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund	JNL Money Market Fund	9,083	6,511	6,511	15

JNL/Mellon Capital Management S&P 400 MidCap
Index Fund	Mellon GSL DBT II Collateral Fund	73,845	51,924	50,252	191
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund	Mellon GSL Reinvestment Trust II	-	2,206	-	-
JNL/Mellon Capital Management Small Cap Index Fund	JNL Money Market Fund	8,174	8,476	8,476	13
JNL/Mellon Capital Management Small Cap Index Fund	Mellon GSL DBT II Collateral Fund	62,038	-	46,832	219
JNL/Mellon Capital Management Small Cap Index Fund	Mellon GSL Reinvestment Trust II	-	2,096	-	-
JNL/Mellon Capital Management International Index Fund	JNL Money Market Fund	10,184	10,333	10,333	20
JNL/Mellon Capital Management International Index Fund	Mellon GSL DBT II Collateral Fund	51,649	34,247	33,144	191
JNL/Mellon Capital Management International Index Fund	Mellon GSL Reinvestment Trust II	-	1,711	-	-
JNL/Mellon Capital Management Bond Index Fund	JNL Money Market Fund	11,087	6,553	6,553	23
JNL/Mellon Capital Management Bond Index Fund	Mellon GSL DBT II Collateral Fund	94,577	91,551	88,604	223
JNL/Mellon Capital Management Bond Index Fund	Mellon GSL Reinvestment Trust II	-	2,182	-	-
JNL/Mellon Capital Management Enhanced S&P 500
Stock Index Fund	JNL Money Market Fund	1,369	743	743	3
JNL/Mellon Capital Management Enhanced S&P 500
Stock Index Fund	Mellon GSL Reinvestment Trust II	-	32	-	-
JNL/Oppenheimer Global Growth Fund	JNL Money Market Fund	4,300	4,458	4,458	12
JNL/PAM Asia ex-Japan Fund	JNL Money Market Fund	177	732	732	-
JNL/PAM China-India Fund	JNL Money Market Fund	1,001	2,966	2,966	3
JNL/PIMCO Total Return Bond Fund	JNL Money Market Fund	11,920	9,801	9,801	36
JNL/PPM America Core Equity Fund	JNL Money Market Fund	818	127	127	1
JNL/PPM America High Yield Bond Fund	JNL Money Market Fund	28,972	16,412	16,412	66
JNL/PPM America Mid Cap Value Fund	JNL Money Market Fund	27	-	-	1
JNL/PPM America Small Cap Value Fund	JNL Money Market Fund	57	432	432	-
JNL/PPM America Value Equity Fund	JNL Money Market Fund	531	745	745	2
JNL/Red Rocks Listed Private Equity Fund	JNL Money Market Fund	1,104	1,626	1,626	3
JNL/S&P Moderate Retirement Strategy Fund	Mellon GSL Reinvestment Trust II	-	14	-	-
JNL/S&P Moderate Growth Retirement Strategy Fund	Mellon GSL Reinvestment Trust II	-	11	-	-
JNL/S&P Growth Retirement Strategy Fund	Mellon GSL Reinvestment Trust II	-	13	-	-
JNL/S&P Competitive Advantage Fund	JNL Money Market Fund	1,120	4,079	4,079	3
JNL/S&P Competitive Advantage Fund	Mellon GSL DBT II Collateral Fund	12,091	8,951	8,663	34
JNL/S&P Competitive Advantage Fund	Mellon GSL Reinvestment Trust II	-	307	-	-
JNL/S&P Dividend Income & Growth Fund	JNL Money Market Fund	1,240	1,727	1,727	4
JNL/S&P Dividend Income & Growth Fund	Mellon GSL DBT II Collateral Fund	12,161	11,600	11,226	34
JNL/S&P Dividend Income & Growth Fund	Mellon GSL Reinvestment Trust II	-	311	-	-
JNL/S&P Intrinsic Value Fund	JNL Money Market Fund	1,101	1,239	1,239	4

JNL/S&P Intrinsic Value Fund	Mellon GSL DBT II Collateral Fund	15,613	14,592	14,122	36
JNL/S&P Intrinsic Value Fund	Mellon GSL Reinvestment Trust II	-	564	-	-
JNL/S&P Total Yield Fund	JNL Money Market Fund	1,373	2,070	2,070	5
JNL/S&P Total Yield Fund	Mellon GSL DBT II Collateral Fund	27,845	26,144	25,303	57
JNL/S&P Total Yield Fund	Mellon GSL Reinvestment Trust II	-	730	-	-
JNL/Select Balanced Fund	JNL Money Market Fund	4,183	23,860	23,860	64
JNL/Select Value Fund	JNL Money Market Fund	20,121	15,886	15,886	50
JNL/T. Rowe Price Established Growth Fund	JNL Money Market Fund	2,438	2,548	2,548	8
JNL/T. Rowe Price Established Growth Fund	T. Rowe Price Reserves Investment Fund	17,918	20,154	20,154	55
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL Money Market Fund	2,829	3,866	3,866	8
JNL/T. Rowe Price Mid-Cap Growth Fund	T. Rowe Price Reserves Investment Fund	22,841	24,028	24,028	72
JNL/T. Rowe Price Value Fund	JNL Money Market Fund	4,047	966	966	8
JNL/T. Rowe Price Value Fund	T. Rowe Price Reserves Investment Fund	4,672	9,534	9,534	12

Subsequent Events – On April 6, 2009, the following fund mergers took place: JNL/Mellon Capital Management S&P 500 Index Fund acquired JNL/Mellon Enhanced S&P 500 Stock Index Fund; JNL/Mellon Capital Management Small Cap Index Fund acquired JNL/Lazard Small Cap Equity Fund; JNL/S&P Disciplined Moderate Fund acquired JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Disciplined Moderate Growth Fund acquired JNL/S&P Moderate Growth Retirement Strategy Fund; and JNL/S&P Disciplined Growth Fund acquired JNL/S&P Growth Retirement Strategy Fund.

Federal Income Tax Matters - As of March 31, 2009, the cost of investments and net unrealized appreciation/(depreciation) for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/AIM International Growth Fund	$ 360,472	$ 1,736	$ (119,245)	$ (117,509)
JNL/AIM Large Cap Growth Fund	455,481	8,830	(98,203)	(89,373)
JNL/AIM Global Real Estate Fund	208,517	-	(59,996)	(59,996)
JNL/AIM Small Cap Growth Fund	64,675	2,562	(18,661)	(16,099)
JNL/Capital Guardian Global Balanced Fund	233,325	4,183	(43,338)	(39,155)
JNL/Capital Guardian Global Diversified Research Fund	237,014	2,793	(65,399)	(62,606)
JNL/Capital Guardian International Small Cap Fund	81,187	1,020	(32,930)	(31,910)
JNL/Capital Guardian U.S. Growth Equity Fund	347,468	8,138	(77,730)	(69,592)
JNL/Credit Suisse Global Natural Resources Fund	374,839	12,412	(143,818)	(131,406)
JNL/Credit Suisse Long/Short Fund	63,419	1,502	(8,133)	(6,631)
JNL/Eagle Core Equity Fund	62,998	1,343	(21,123)	(19,780)
JNL/Eagle SmallCap Equity Fund	227,258	10,509	(55,104)	(44,595)
JNL/Franklin Templeton Founding Strategy Fund	916,260	-	(385,689)	(385,689)
JNL/Franklin Templeton Global Growth Fund	375,597	2,485	(155,868)	(153,383)
JNL/Franklin Templeton Income Fund	673,137	7,985	(209,479)	(201,494)
JNL/Franklin Templeton Mutual Shares Fund	390,047	2,823	(156,608)	(153,785)
JNL/Franklin Templeton Small Cap Value Fund	146,919	2,115	(55,353)	(53,238)
JNL/Goldman Sachs Core Plus Bond Fund	673,036	12,514	(86,773)	(74,259)
JNL/Goldman Sachs Emerging Markets Debt Fund	25,741	1,378	(1,590)	(212)
JNL/Goldman Sachs Mid Cap Value Fund	191,441	3,095	(46,351)	(43,256)
JNL/Goldman Sachs Short Duration Bond Fund	364,991	4,144	(23,702)	(19,558)
JNL/JPMorgan International Value Fund	490,396	4,607	(177,808)	(173,201)
JNL/JPMorgan MidCap Growth Fund	143,053	3,318	(41,380)	(38,062)
JNL/JPMorgan U.S. Government & Quality Bond Fund	786,081	41,516	(15,301)	26,215
JNL/Lazard Emerging Markets Fund	359,224	2,702	(126,598)	(123,896)
JNL/Lazard Mid Cap Equity Fund	165,592	2,778	(47,009)	(44,231)
JNL/Lazard Small Cap Equity Fund	65,758	868	(4,478)	(3,610)
JNL/M&G Global Basics Fund	6,282	286	(1,008)	(722)
JNL/M&G Global Leaders Fund	5,828	227	(965)	(738)
JNL/Mellon Capital Management 10 X 10 Fund	164,768	308	(68,858)	(68,550)
JNL/Mellon Capital Management Bond Index Fund	502,615	15,232	(20,642)	(5,410)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	61,894	584	(19,001)	(18,417)
JNL/Mellon Capital Management Index 5 Fund	95,919	358	(27,634)	(27,276)
JNL/Mellon Capital Management International Index Fund	576,699	14,164	(217,455)	(203,291)
JNL/Mellon Capital Management S&P 400 MidCap
Index Fund	478,472	11,792	(173,499)	(161,707)
JNL/Mellon Capital Management S&P 500
Stock Index Fund	667,277	29,679	(224,243)	(194,564)
JNL/Mellon Capital Management Small Cap Index Fund	431,860	14,588	(176,064)	(161,476)
JNL/Mellon Capital Management European 30 Fund	2,900	54	(658)	(604)
JNL/Mellon Capital Management Pacific Rim 30 Fund	4,094	107	(621)	(514)
JNL/Oppenheimer Global Growth Fund	266,244	4,814	(91,308)	(86,494)
JNL/PAM Asia ex-Japan Fund	14,258	-	(4,553)	(4,553)
JNL/PAM China-India Fund	41,718	599	(9,658)	(9,059)
JNL/PIMCO Real Return Fund	1,422,512	31,716	(59,275)	(27,559)
JNL/PIMCO Total Return Bond Fund	2,374,301	50,899	(174,042)	(123,143)
JNL/PPM America Core Equity Fund	56,599	-	(19,232)	(19,232)
JNL/PPM America High Yield Bond Fund	332,822	2,163	(82,341)	(80,178)
JNL/PPM America Mid Cap Fund	10,867	-	(4,169)	(4,169)
JNL/PPM America Small Cap Fund	11,747	-	(3,693)	(3,693)
JNL/PPM America Value Equity Fund	94,964	-	(38,192)	(38,192)
JNL/Red Rocks Listed Private Equity Fund	33,484	1,066	(7,526)	(6,460)
JNL/S&P Managed Conservative Fund	507,613	2,899	(71,078)	(68,179)
JNL/S&P Managed Moderate Fund	721,786	2,326	(154,470)	(152,144)
JNL/S&P Managed Moderate Growth Fund	1,356,916	5,480	(384,263)	(378,783)
JNL/S&P Managed Growth Fund	1,192,195	1,157	(430,192)	(429,035)
JNL/S&P Managed Aggressive Growth Fund	608,830	414	(240,719)	(240,305)
JNL/S&P Retirement Income Fund	62,532	525	(10,955)	(10,430)
JNL/S&P Retirement 2015 Fund	39,565	82	(11,058)	(10,976)

JNL/S&P Retirement 2020 Fund	18,273	-	(5,694)	(5,694)
JNL/S&P Retirement 2025 Fund	11,068	17	(3,479)	(3,462)
JNL/S&P Disciplined Moderate Fund	87,836	419	(21,033)	(20,614)
JNL/S&P Disciplined Moderate Growth Fund	103,222	70	(29,760)	(29,690)
JNL/S&P Disciplined Growth Fund	43,348	60	(15,337)	(15,277)
JNL/S&P Moderate Retirement Strategy Fund	1,213	-	(268)	(268)
JNL/S&P Moderate Growth Retirement Strategy Fund	689	8	(213)	(205)
JNL/S&P Growth Retirement Strategy Fund	750	7	(303)	(296)
JNL/S&P Competitive Advantage Fund	131,337	7,627	(16,383)	(8,756)
JNL/S&P Dividend Income & Growth Fund	141,714	1,411	(32,213)	(30,802)
JNL/S&P Intrinsic Value Fund	131,648	7,777	(30,901)	(23,124)
JNL/S&P Total Yield Fund	146,016	6,941	(27,684)	(20,743)
JNL/S&P 4 Fund	404,258	-	(119,928)	(119,928)
JNL/Select Balanced Fund	574,769	14,654	(91,658)	(77,004)
JNL/Select Money Market Fund	1,429,922	-	-	-
JNL/Select Value Fund	599,109	8,145	(150,602)	(142,457)
JNL/T. Rowe Price Established Growth Fund	732,605	17,812	(162,930)	(145,118)
JNL/T. Rowe Price Mid-Cap Growth Fund	685,365	37,005	(172,437)	(135,432)
JNL/T. Rowe Price Value Fund	645,244	12,492	(243,862)	(231,370)

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933. The following table details restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Funds at March 31, 2009.

			End of
	Acquisition		Period Value	Percent of
	Date	Cost	03/31/2009	Net Assets
JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/12/16	01/04/2008	$ 297	$ 268	0.2%
BAT International Finance Plc, 8.13%, 11/15/13	03/03/2009	163	162	0.1
Charter Communications Operating LLC, 8.38%, 04/30/14	12/13/2007	196	176	0.1
DBS Bank Ltd. Singapore, 7.88%, 04/15/10	06/05/2008	155	156	0.1
Evergreen Energy Inc., 8.00%, 08/01/12	07/25/2007	60	20	-
Gaz Capital SA, 6.51%, 03/07/22	11/28/2007	385	258	0.2
Kinross Gold Corp., 1.75%, 03/15/28	12/02/2008	80	86	0.1
Liberty Mutual Group Inc., 7.50%, 08/15/36	11/28/2007	261	140	0.1
Orascom Construction Industries	12/12/2007	839	207	0.1
QBE Insurance Group Ltd.	12/09/2007	312	255	0.2
Societe Generale, 5.75%, 04/20/16	08/07/2008	143	129	0.1
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	222	0.1
UniCredito Luxemburg Finance SA, 6.00%, 10/31/17	12/18/2007	148	82	-
US Investigations Services Inc., 10.50%, 11/01/15	11/17/2008	149	152	0.1
Total Restricted Securities		$ 3,487	$ 2,313	1.5%

JNL/Capital Guardian Global Diversified Research Fund
QBE Insurance Group Ltd.	01/06/2009	$ 1,339	$ 959	0.6%

JNL/Capital Guardian International Small Cap Fund
Aricom Plc	12/06/2007	$ 2,807	$ 905	2.1%
Gunns Ltd.	12/07/2007	338	171	0.4
Hypermarcas SA	04/18/2008	133	95	0.2
Olam International	04/03/2008	601	367	0.9
Total Restricted Securities		$ 3,879	$ 1,538	3.6%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	01/08/2009	$ 471	$ 486	0.2%

JNL/Franklin Templeton Income Fund

Rexnord Holdings Inc. Term Loan, 9.68%, 03/01/13	01/08/2009	$ 1,955	$ 847	0.2%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP	08/06/2007	$ 888	$ 244	0.1%
Cerberus Capital Management LP	08/06/2007	888	244	0.1
Cerberus Capital Management LP	08/06/2007	444	122	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	214	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	780	214	0.1
Cerberus Capital Management LP, 12.00%, 07/31/14	08/07/2007	390	107	-
Harrah's Investment LP	01/16/2008	39	-	-
Pontus I, 05/27/09	01/23/2008	288	86	-
Pontus II Claim on HMH Publishing, 9.14%, 07/24/09	02/13/2008	255	32	-
Pontus II Trust, 9.14%, 06/25/09	03/03/2008	127	16	-
Pontus III (Calpine Leveraged Loan) Credit Claim, 6.14%, 07/24/09	02/26/2008	260	176	0.1
Total Restricted Securities		$ 5,139	$ 1,455	0.6%

JNL/Goldman Sachs Core Plus Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 42	$ 4	-%
Cargill Inc., 5.20%, 01/22/13	01/18/2008	1,424	1,394	0.2
CIT Mortgage Loan Trust REMIC, 1.52%, 05/25/09	10/11/2007	1,744	1,351	0.2
CIT Mortgage Loan Trust REMIC, 1.77%, 01/25/10	10/11/2007	700	210	-
CIT Mortgage Loan Trust REMIC, 1.97%, 09/25/24	10/11/2007	1,280	352	0.1
El Paso Performance-Linked Trust, 7.75%, 07/15/11	07/13/2006	1,291	1,237	0.2
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	-	-	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 04/15/37 (0.00% until LIBOR reaches 6.75%)	05/16/2007	350	319	0.1
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 08/15/35 (0.00% until LIBOR reaches 6.50%)	08/18/2008	56	53	-
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 09/15/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	441	430	0.1
Federal National Mortgage Association REMIC, 0.00%, 05/25/35 (0.00% until LIBOR reaches 7.00%)	05/30/2007	145	144	-
Federal National Mortgage Association REMIC, 0.00%, 09/25/36 (0.00% until LIBOR reaches 7.00%)	05/30/2007	198	195	-
First Union National Bank Commercial Mortgage Trust - Interest Only REMIC, 0.56%, 05/17/32	01/08/2003	142	111	-
GSMPS Mortgage Loan Trust, 2.71%, 02/25/35	05/08/2006	172	103	-
Merit Securities Corp. REMIC, 2.02%, 09/28/32	12/10/2002	380	301	0.1
Radnor Holdings Corp., 11.00%, 03/15/10	11/13/2003	126	-	-
R.H. Donnelley Corp., 11.75%, 05/15/15	07/09/2008	309	32	-
Rainbow National Services LLC, 10.38%, 09/01/14	01/05/2005	85	82	-
Safety-Kleen Services Inc., 9.25%, 06/01/08	10/04/1999	397	1	-
Sail Net Interest Margin Notes, 7.75%, 04/27/33	05/23/2003	6	-	-
Sail Net Interest Margin Notes, 5.50%, 03/27/34	12/22/2004	45	-	-

Station Casinos Inc., 6.50%, 02/01/14	02/19/2009	100	5	-
Station Casinos Inc., 6.88%, 03/01/16	05/03/2005	15	1	-
Station Casinos Inc., 7.75%, 08/15/16	12/13/2006	60	14	-
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 12/31/17 Moody’s Rating Ba1)	11/05/2007	636	296	0.1
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	485	0.1
Total Restricted Securities		$11,369	$ 7,120	1.2%

Restricted Securities (continued)

JNL/Goldman Sachs Short Duration Bond Fund
BNP Paribas Capital Trust, 9.00% (callable at 100 on 10/27/10)	06/02/2006	$ 1,646	$ 710	0.2%
CIT Mortgage Loan Trust REMIC, 1.52%, 05/25/09	10/11/2007	1,140	883	0.3
CIT Mortgage Loan Trust REMIC, 1.77%, 01/25/10	10/11/2007	430	129	-
CIT Mortgage Loan Trust REMIC, 1.97%, 09/25/24	10/11/2007	880	242	0.1
Federal Home Loan Mortgage Corp. REMIC, 0.00%, 03/15/37 (0.00% until LIBOR reaches 7.25%)	08/18/2008	273	268	0.1
Federal National Mortgage Association REMIC, 0.00%, 02/25/37 (0.00% until LIBOR reaches 7.25%)	04/10/2007	414	420	0.1
Federal National Mortgage Association REMIC, Interest Only, 2.70%, 08/25/35	07/06/2006	27	-	-
Total Restricted Securities		$ 4,810	$ 2,652	0.8%

JNL/JPMorgan MidCap Growth Fund
Apollo Global Management LLC	11/02/2007	$ 2,028	$ 184	0.2%

JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.41%, 03/11/32	12/29/2006	$ 2,258	$ 2,369	0.3%
Commercial Mortgage Pass-Through Certificates REMIC, 5.45%, 07/16/34	10/09/2003	3,931	3,751	0.5
CompuCredit Acquired Portfolio Voltage Master Trust, 0.73%, 09/15/18	09/15/2006	853	666	0.1
Total Restricted Securities		$ 7,042	$ 6,786	0.9%

JNL/PIMCO Total Return Bond Fund
DG Funding Trust, 5.05% (callable at 10,000 beginning 12/31/09)	11/10/2003	$ 4,427	$ 4,176	0.3%
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	600	238	-
Total Restricted Securities		$ 5,027	$ 4,414	0.3%

JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$ 63	$ 6	-%
Axiohm Transaction Solutions Inc.	07/30/2001	127	-	-
CSC Holdings Inc., 8.50%, 04/15/14	01/08/2009	477	527	0.2
Georgia-Pacific LLC, Term Loan B, 4.18%, 06/30/11	10/03/2008	2,006	2,062	0.9
Home Interior Gift Inc.	02/22/2006	174	4	-
Manitoba Telecom Services Inc.	01/19/2005	-	13	-
Newsday Secured, Term Loan, 0.00%, 12/31/49	07/10/2008	800	751	0.3
Texas Competitive Electric Holdings Co. LLC, Term Loan B, 0.00%, 06/30/11	10/03/2008	3,285	2,628	1.1
Total Restricted Securities		$ 6,932	$ 5,991	2.5%

JNL/Select Money Market Fund
MetLife Funding Agreement, 3.15%, 02/02/09	03/01/2005	$ 9,000	$ 9,000	0.6%

JNL/T. Rowe Price Mid-Cap Growth Fund
Agnico-Eagle Mines Ltd. Warrant	12/03/2008	$ 30	$ 147	-%
Agnico-Eagle Mines Ltd. Private Placement	12/03/2008	348	648	0.1
Total Restricted Securities		$ 378	$ 795	0.1%

JNL/T. Rowe Price Value Fund
CSC Holdings Inc., 8.50%, 04/15/14	01/08/2009	$ 558	$ 615	0.2%

SFAS No. 157 Fair Value Measurements

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund's assets as of March 31, 2009 by level:

	Investments in Securities				Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/AIM Global Real Estate Fund	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
JNL/AIM International Growth Fund	(1)	-	-	(1)	-	-	-	-
JNL/AIM Large Cap Growth Fund	(1)	-	-	(1)	-	-	-	-
JNL/AIM Small Cap Growth Fund	-	-	-	-	-	-	-	-
JNL/Capital Guardian Global Balanced Fund	-	-	-	-	-	-	-	-
JNL/Capital Guardian Global Diversified Research Fund	-	-	-	-	-	-	-	-
JNL/Capital Guardian International Small Cap Fund	(1)	-	-	(1)	-	-	-	-
JNL/Capital Guardian U.S. Growth Equity Fund	-	-	-	-	-	-	-	-
JNL/Credit Suisse Global Natural Resources Fund	-	-	-	-	-	-	-	-
JNL/Credit Suisse Long/Short Fund	-	-	-	-	-	-	-	-
JNL/Eagle Core Equity Fund	-	-	-	-	-	-	-	-
JNL/Eagle SmallCap Equity Fund	(1)	-	-	(1)	-	-	-	-
JNL/Franklin Templeton Founding Strategy Fund	-	-	-	-	-	-	-	-
JNL/Franklin Templeton Global Growth Fund	1	-	-	1	-	-	-	-
JNL/Franklin Templeton Income Fund	-	-	-	-	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	(1)	-	-	(1)	-	-	-	-
JNL/Franklin Templeton Small Cap Value Fund	-	-	-	-	-	-	-	-
JNL/Goldman Sachs Core Plus Bond Fund	-	-	-	-	-	-	-	-
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	-	-	-	-	-	-
JNL/Goldman Sachs Mid Cap Value Fund	1	-	-	1	-	-	-	-
JNL/Goldman Sachs Short Duration Bond Fund	-	-	-	-	-	-	-	-
JNL/JPMorgan International Value Fund	(1)	-	-	(1)	-	-	-	-
JNL/JPMorgan MidCap Growth Fund	(1)	-	-	(1)	-	-	-	-
JNL/JPMorgan U.S. Government & Quality Bond Fund	(1)	-	-	(1)	-	-	-	-
JNL/Lazard Emerging Markets Fund	(1)	-	-	(1)	-	-	-	-
JNL/Lazard Mid Cap Equity Fund	1	-	-	1	-	-	-	-
JNL/Lazard Small Cap Equity Fund	-	-	-	-	-	-	-	-
JNL/M&G Global Basics Fund	-	-	-	-	-	-	-	-
JNL/M&G Global Leaders Fund	(1)	-	-	(1)	-	-	-	-
JNL/Mellon Capital Management 10 X 10 Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management Index 5 Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management European 30 Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management Pacific Rim 30 Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management S&P 500 Index Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management Small Cap Index Fund	1	-	-	1	-	-	-	-
JNL/Mellon Capital Management International Index Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management Bond Index Fund	-	1	-	1	-	-	-	-
JNL/Mellon Capital Management Enhanced S&P 500					-	-	-
Stock Index Fund	-	-	-	-	-	-	-	-
JNL/Oppenheimer Global Growth Fund	(1)	-	-	(1)	-	-	-	-
JNL/PAM Asia ex-Japan Fund	-	1	-	1	-	-	-	-
JNL/PAM China-India Fund	-	-	-	-	-	-	-	-
JNL/PIMCO Real Return Fund	-	-	-	-	-	6	-	6

JNL/PIMCO Total Return Bond Fund	-	(217)	-	(217)	-	-	-	-
JNL/PPM America Core Equity Fund	1	-	-	1	-	-	-	-
JNL/PPM America High Yield Bond Fund	-	-	-	-	-	-	-	-
JNL/PPM America Mid Cap Value Fund	-	-	-	-	-	-	-	-
JNL/PPM America Small Cap Value Fund	-	-	-	-	-	-	-	-
JNL/PPM America Value Equity Fund	-	-	-	-	-	-	-	-
JNL/Red Rocks Listed Private Equity Fund	-	-	-	-	-	-	-	-
JNL/S&P Managed Conservative Fund	-	-	-	-	-	-	-	-
JNL/S&P Managed Moderate Fund	-	-	-	-	-	-	-	-
JNL/S&P Managed Moderate Growth Fund	(1)	-	-	(1)	-	-	-	-
JNL/S&P Managed Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Managed Aggressive Growth Fund	(1)	-	-	(1)	-	-	-	-
JNL/S&P Retirement Income Fund	-	-	-	-	-	-	-	-
JNL/S&P Retirement 2015 Fund	-	-	-	-	-	-	-	-
JNL/S&P Retirement 2020 Fund	-	-	-	-	-	-	-	-
JNL/S&P Retirement 2025 Fund	-	-	-	-	-	-	-	-
JNL/S&P Disciplined Moderate Fund	-	-	-	-	-	-	-	-
JNL/S&P Disciplined Moderate Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Disciplined Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Moderate Retirement Strategy Fund	-	-	-	-	-	-	-	-
JNL/S&P Moderate Growth Retirement Strategy Fund	-	-	-	-	-	-	-	-
JNL/S&P Growth Retirement Strategy Fund	-	-	-	-	-	-	-	-
JNL/S&P Competitive Advantage Fund	-	-	-	-	-	-	-	-
JNL/S&P Dividend Income & Growth Fund	-	-	-	-	-	-	-	-
JNL/S&P Intrinsic Value Fund	-	-	-	-	-	-	-	-

Schedule of SFAS No. 157 Fair Value Measurements (continued)

The following table summarizes each Fund's assets as of March 31, 2009 by level (continued):

	Investments in Securities				Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/S&P Total Yield Fund	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
JNL/S&P 4 Fund	-	-	-	-	-	-	-	-
JNL/Select Balanced Fund	-	-	-	-	-	-	-	-
JNL/Select Money Market Fund	-	-	-	-	-	-	-	-
JNL/Select Value Fund	(1)	-	-	(1)	-	-	-	-
JNL/T. Rowe Price Established Growth Fund	-	-	-	-	-	-	-	-
JNL/T. Rowe Price Mid-Cap Growth Fund	(1)	-	-	(1)	-	-	-	-
JNL/T. Rowe Price Value Fund	-	-	-	-	-	-	-	-

The following table summarizes each Fund's liabilities as of March 31, 2009 by level:

	Investments in Securities				Investments in Other Financial Instruments*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian Global Balanced Fund	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
JNL/Capital Guardian International Small Cap Fund	-	-	-	-	-	-	-	-
JNL/Credit Suisse Long/Short Fund	-	-	-	-	-	-	-	-
JNL/Franklin Templeton Mutual Shares Fund	-	-	-	-	-	-	-	-
JNL/Goldman Sachs Core Plus Bond Fund	-	-	-	-	-	-	-	-
JNL/Goldman Sachs Emerging Markets Debt Fund	-	-	-		-	-	-	-
JNL/Goldman Sachs Short Duration Bond Fund	-	-	-	-	-	-	-	-
JNL/JPMorgan International Value Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management International Index Fund	-	-	-	-	-	-	-	-
JNL/Mellon Capital Management Small Cap Index Fund					-	-	-	-
JNL/PIMCO Real Return Fund	-	-	-	-	-	-	-	-
JNL/PIMCO Total Return Bond Fund	-	218	-	218	-	-	-	-

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Transfers In		Change In Unrealized
	Balance At	Total Realized	Net	and/or (Out) of	Balance At	Appreciation/Depreciation during
	Beginning of	and Unrealized	Purchases/	Level 3 During	End of	the Year for Level 3 Investments
	Period	Gain/(Loss)	(Sales)	the Period	Period	Held at March 31, 2009
JNL/Capital Guardian Global Balanced Fund	$ 226	$ -	$ -	$ (226)	$ -	$ -
JNL/Capital Guardian Global Diversified Research Fund	150	-	-	(150)	-	-
JNL/Capital Guardian International Small Cap Fund	65	(154)	(25)	401	-	(152)
JNL/Franklin Templeton Global Growth Fund	611	-	-	(611)	-	-
JNL/Franklin Templeton Income Fund	488	(428)	787	-	-	(428)
JNL/Franklin Templeton Mutual Shares Fund	1,110	357	-	-	-	357
JNL/Goldman Sachs Core Plus Bond Fund
Investments in Securities	2,502	(262)	-	(1,373)	867	(260)
Investments in Other Financial Instruments*	177	(177)	-**	-	-	-
JNL/Goldman Sachs Emerging Markets Debt Fund
Investments in Securities	6,314	433	293	(3,617)	-	274
Investments in Other Financial Instruments*	221	-	-	(221)	-	-
JNL/Goldman Sachs Short Duration Bond Fund	1,334	(65)	-	(898)	-	(65)
JNL/JPMorgan International Value Fund	8,492	-	-	(8,492)	-	-
JNL/JPMorgan MidCap Growth Fund	73	111	-	-	-	111
JNL/JPMorgan U.S. Government & Quality Bond Fund	847	107	(288)	-	-	(2)
JNL/M&G Global Basics Fund	-	(4)	4	6	-	(4)
JNL/Mellon Capital Management Pacific Rim 30 Fund	121	-	-	(121)	-	-
JNL/Mellon Capital Management International Index Fund	6,093	(18)	-	(6,028)	-	(18)
JNL/Mellon Capital Management Bond Index Fund	74	-	(74)	-	-	-
JNL/Oppenheimer Global Growth Fund	1,924	-	-	(1,924)	-	-
JNL/PAM China-India Fund	230	-	-	-	-	-
JNL/PIMCO Real Return Fund
Investments in Securities	5	(7)	7	-	-	(3)
Investments in Other Financial Instruments*	(409)	258	-**	-	(151)	266
JNL/PIMCO Total Return Bond Fund
Investments in Securities	1,699	(1,512)	(1)	-	-	(1)
Investments in Other Financial Instruments*	(1,107)	694	-**	-	(413)	378
JNL/PPM America High Yield Bond Fund	158	9	(136)	-	-	1
JNL/Select Balanced Fund	188	19	-	-	-	19
JNL/T. Rowe Price Mid-Cap Growth Fund	701	95	-	-	-	95
JNL/T. Rowe Price Value Fund	1,203	-	-	(1,203)	-	-

* Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to, forward foreign currency contracts, futures contracts, options written, and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) appreciation/(depreciation) on the instrument. Written options are reflected at market value.

** Net sales of derivatives for the following funds were: JNL/Goldman Sachs Core Plus Bond Fund $243; JNL/PIMCO Real Return Fund $1,289; and JNL/PIMCO Total Return Bond Fund totaled $216.

Schedule of Written Options (in thousands except contracts):
JNL/PIMCO Real Return Fund	Expiration Date	Exercise Price	Contracts	Value
Call Swaption, 3 month LIBOR versus 3.50% fixed	05/06/2009	N/A	50	$(288)
Call Swaption, 3 month LIBOR versus 3.50% fixed	05/06/2009	N/A	85	(490)
Call Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	200	(288)
Eurodollar Future Put Option	09/14/2009	$98.50	25	(5)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N/A	22	(3)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N/A	45	(6)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N/A	68	(9)
Put Swaption, 3 month LIBOR versus 5.37% fixed	09/20/2010	N/A	200	(5)
U.S. 10-Year Treasury Note Future Call Option	05/22/2009	128.00	15	(4)
U.S. 10-Year Treasury Note Future Put Option	05/22/2009	119.00	15	(3)
			725	$(1,101)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 1.80% fixed	04/27/2009	N/A	5	$-
Call Swaption, 3 month LIBOR versus 1.80% fixed	04/27/2009	N/A	20	-
Call Swaption, 3 month LIBOR versus 1.80% fixed	04/27/2009	N/A	35	-
Eurodollar Future Put Option	06/15/2009	98.50	106	(11)
Put Swaption, 6 month EURIBOR versus 4.00% fixed	06/15/2009	N/A	5	-
Put Swaption, 6 month EURIBOR versus 4.00% fixed	06/15/2009	N/A	10	(1)
Put Swaption, 3 month LIBOR versus 2.00% fixed	07/27/2009	N/A	40	(4)
Put Swaption, 3 month LIBOR versus 2.00% fixed	07/27/2009	N\A	40	(4)
Put Swaption, 3 month LIBOR versus 2.00% fixed	07/27/2009	N/A	80	(7)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N/A	75	(10)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N\A	40	(5)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N/A	20	(3)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N/A	35	(5)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N/A	45	(6)
Put Swaption, 3 month LIBOR versus 2.75% fixed	05/22/2009	N/A	105	(14)
Put Swaption, 3 month LIBOR versus 3.50% fixed	04/27/2009	N/A	5	-
Put Swaption, 3 month LIBOR versus 3.50% fixed	04/27/2009	N/A	20	-
Put Swaption, 3 month LIBOR versus 3.50% fixed	04/27/2009	N/A	35	-
Put Swaption, 3 month LIBOR versus 4.40% fixed	08/03/2009	N/A	50	(1)
Put Swaption, 3 month LIBOR versus 4.40% fixed	08/03/2009	N/A	185	(2)
Put Swaption, 3 month LIBOR versus 4.55% fixed	08/03/2009	N/A	120	(1)
U.S. 10-Year Treasury Note Future Call Option	05/22/2009	126.00	20	(13)
U.S. 10-Year Treasury Note Future Call Option	05/22/2009	128.00	117	(27)
U.S. 10-Year Treasury Note Future Put Option	05/22/2009	119.00	103	(23)
U.S. 10-Year Treasury Note Future Put Option	05/22/2009	122.00	34	(24)
			1,350	$(161)

Summary of Written Options (in thousands except contracts):
	Number of Contracts	Premiums
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2008	136	$22
Options written during the period	-
Options closed during the period	-
Options exercised during the period	-
Options expired during the period	(136)	(22)
Options outstanding at March 31, 2009	-	$-

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2008	730	$539
Options written during the period	95	26
Options closed during the period	-
Options exercised during the period	-
Options expired during the period	(100)	(20)
Options outstanding at March 31, 2009	725	$545

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2008	2,028	$2,906
Options written during the period	1,363	629
Options closed during the period	(1,402)	(2,348)
Options exercised during the period	-
Options expired during the period	(639)	(464)
Options outstanding at March 31, 2009	1,350	$723

Schedule of Open Futures Contracts (in thousands except contracts):
		Unrealized
	Contracts	Appreciation/
	Long/(Short)	(Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future
Expiration June 2009	13	$ 28
90-Day Eurodollar Future
Expiration September 2009	13	31
Euro-Bobl Future
Expiration June 2009	(33)	(12)
Euro-Bund Future
Expiration June 2009	107	85
Euro-Schatz Future
Expiration June 2009	(205)	(82)
U.K. Long Gilt Future
Expiration June 2009	65	185
U.S. Treasury Bond Future, 20-Year
Expiration June 2009	234	1,023
U.S. Treasury Note Future, 2-Year
Expiration June 2009	(73)	(72)
U.S. Treasury Note Future, 5-Year
Expiration June 2009	230	432
U.S. Treasury Note Future, 10-Year
Expiration June 2009	359	966
		$ 2,584

JNL/Goldman Sachs Short Duration Bond Fund
90-Day Eurodollar Future
Expiration April 2009	38	$ 3
90-Day Eurodollar Future
Expiration May 2009	38	2
90-Day Eurodollar Future
Expiration June 2009	18	9
90-Day Eurodollar Future
Expiration September 2009	50	74
90-Day Eurodollar Future
Expiration December 2009	50	17
90-Day Eurodollar Future
Expiration March 2010	(29)	(50)
90-Day Eurodollar Future
Expiration June 2010	(29)	(46)
90-Day Eurodollar Future
Expiration September 2010	(25)	(35)
90-Day Eurodollar Future
Expiration December 2010	(25)	(38)
U.S. Treasury Bond Future, 20-Year
Expiration June 2009	4	7
U.S. Treasury Note Future, 2-Year
Expiration June 2009	635	723
U.S. Treasury Note Future 5-Year
Expiration June 2009	380	661
U.S. Treasury Note Future, 10-Year
Expiration June 2009	30	125
		$ 1,452

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future
Expiration June 2009	432	$ 187

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Index Future
Expiration June 2009	160	$ 356

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
Expiration June 2009	67	$ (1)

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Index Future
Expiration June 2009	225	$ 60
FTSE 100 Index Future
Expiration June 2009	70	82
Topix Index Future
Expiration June 2009	39	99
		$ 241

		Unrealized
	Contracts	Appreciation/
	Long/(Short)	(Depreciation)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 E-Mini Index Future
Expiration June 2009	24	$ (9)

JNL/PIMCO Real Return Fund
90-Day British Pound Sterling Future
Expiration September 2009	9	$ 58
90-Day British Pound Sterling Future
Expiration December 2009	104	80
3-Month Euro Euribor Future
Expiration September 2009	98	915
3-Month Euro Euribor Future
Expiration December 2009	50	468
3-Month Euro Euribor Future
Expiration March 2010	29	3
3-Month Euro Euribor Future
Expiration June 2010	29	4
3-Month Euro Euribor Future
Expiration September 2010	30	4
90-Day Eurodollar Future
Expiration June 2009	106	601
90-Day Eurodollar Future
Expiration September 2009	120	726
90-Day Eurodollar Future
Expiration December 2009	176	1,100
90-Day Eurodollar Future
Expiration March 2010	266	1,420
90-Day Eurodollar Future
Expiration June 2010	16	43
90-Day Eurodollar Future
Expiration September 2010	62	148
		$ 5,570

JNL/PIMCO Total Return Bond Fund
90-Day British Pound Sterling Future
Expiration June 2009	235	$ 2,139
90-Day British Pound Sterling Future
Expiration December 2009	19	120
3-Month Euro Euribor Future
Expiration June 2009	43	586
90-Day Eurodollar Future
Expiration June 2009	898	4,818
90-Day Eurodollar Future
Expiration September 2009	496	2,734
90-Day Eurodollar Future
Expiration December 2009	389	2,164
90-Day Eurodollar Future
Expiration March 2010	293	1,764
90-Day Eurodollar Future
Expiration June 2010	14	88
90-Day Eurodollar Future
Expiration September 2010	14	91
U.S. Treasury Note Future, 5-Year
Expiration June 2009	349	613
U.S. Treasury Note Future, 10-Year
Expiration June 2009	36	139
		$ 15,256

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund
EUR/CHF	04/16/2009	(493)	CHF	$ (433)	$ (17)
EUR/USD	04/06/2009	89	EUR	119	6
EUR/USD	04/16/2009	489	EUR	650	30
EUR/USD	04/16/2009	322	EUR	428	12
EUR/USD	04/17/2009	190	EUR	252	7
EUR/USD	04/17/2009	350	EUR	465	(7)
EUR/USD	04/17/2009	1,525	EUR	2,026	26
EUR/USD	04/20/2009	477	EUR	634	(16)
EUR/USD	04/30/2009	38	EUR	50	-
EUR/GBP	04/16/2009	(450)	GBP	(646)	(26)
EUR/GBP	04/17/2009	(175)	GBP	(251)	(6)
EUR/JPY	04/17/2009	(44,940)	JPY	(454)	18
EUR/PLN	04/06/2009	(426)	PLN	(122)	(9)
EUR/PLN	04/30/2009	(176)	PLN	(51)	(1)
JPY/EUR	04/17/2009	(2,575)	EUR	(3,421)	(99)
JPY/USD	04/17/2009	325,429	JPY	3,289	(33)
JPY/USD	04/17/2009	707	JPY	7	-
MXN/USD	04/01/2009	71	MXN	5	-
MXN/USD	04/07/2009	13,303	MXN	938	71
USD/AUD	04/06/2009	(79)	AUD	(55)	(5)
USD/BRL	04/06/2009	(333)	BRL	(144)	(9)
USD/MXN	04/07/2009	(13,303)	MXN	(938)	(72)
USD/PLN	04/30/2009	(176)	PLN	(51)	(1)
USD/TRY	04/30/2009	(343)	TRY	(205)	(2)
				$ 2,092	$ (133)

JNL/Capital Guardian International Small Cap Fund
EUR/CHF	04/16/2009	(73)	CHF	$ (65)	$ (3)
EUR/USD	04/16/2009	48	EUR	64	2
				$ (1)	$ (1)

JNL/Franklin Templeton Mutual Shares Fund
CAD/USD	08/31/2009	30	CAD	$ 24	$ 1
CAD/USD	08/31/2009	33	CAD	26	(1)
CHF/USD	08/10/2009	300	CHF	264	7
CHF/USD	08/10/2009	300	CHF	264	8
CHF/USD	08/10/2009	250	CHF	220	4
DKK/USD	10/23/2009	240	DKK	43	2
EUR/USD	05/13/2009	387	EUR	514	16
EUR/USD	05/13/2009	1,800	EUR	2,391	118
EUR/USD	05/13/2009	1,352	EUR	1,796	44
EUR/USD	05/13/2009	500	EUR	664	28
EUR/USD	05/13/2009	1,600	EUR	2,125	97
EUR/USD	05/13/2009	1,100	EUR	1,461	79
GBP/USD	07/13/2009	370	GBP	531	6
GBP/USD	07/13/2009	500	GBP	718	14
GBP/USD	07/13/2009	260	GBP	373	(2)
JPY/USD	04/20/2009	5,400	JPY	55	(3)
NOK/USD	05/19/2009	2,500	NOK	371	24
NOK/USD	05/19/2009	1,000	NOK	149	9
NOK/USD	05/19/2009	1,300	NOK	193	9
NOK/USD	05/19/2009	1,000	NOK	149	11
NOK/USD	05/19/2009	2,000	NOK	297	13
NOK/USD	05/19/2009	1,000	NOK	149	9
SEK/USD	09/16/2009	670	SEK	82	1
USD/CAD	08/31/2009	(258)	CAD	(205)	3
USD/CAD	08/31/2009	(34)	CAD	(27)	-
USD/CHF	08/10/2009	(5,078)	CHF	(4,477)	(99)
USD/CHF	08/10/2009	(140)	CHF	(123)	(2)
USD/CHF	08/10/2009	(140)	CHF	(123)	(5)
USD/CHF	08/10/2009	(159)	CHF	(140)	(5)
USD/DKK	10/23/2009	(2,832)	DKK	(504)	(18)
USD/DKK	10/23/2009	(300)	DKK	(53)	(1)
USD/DKK	10/23/2009	(280)	DKK	(50)	(2)
USD/DKK	10/23/2009	(385)	DKK	(69)	(3)
USD/DKK	10/23/2009	(530)	DKK	(94)	(2)
USD/DKK	10/23/2009	(148)	DKK	(26)	1
USD/EUR	05/13/2009	(19,770)	EUR	(26,262)	(1,490)
USD/EUR	05/13/2009	(184)	EUR	(245)	(14)
USD/EUR	05/13/2009	(720)	EUR	(956)	(22)
USD/EUR	05/13/2009	(1,360)	EUR	(1,807)	38
USD/EUR	05/13/2009	(400)	EUR	(531)	(13)
USD/EUR	05/13/2009	(800)	EUR	(1,063)	(37)
USD/EUR	05/13/2009	(103)	EUR	(137)	(3)
USD/EUR	05/13/2009	(106)	EUR	(141)	3
USD/EUR	05/13/2009	(123)	EUR	(163)	-
USD/GBP	07/13/2009	(9,187)	GBP	(13,185)	770
USD/GBP	07/13/2009	(90)	GBP	(129)	(4)
USD/GBP	07/13/2009	(108)	GBP	(156)	(1)
USD/GBP	07/13/2009	(93)	GBP	(134)	-
USD/GBP	07/13/2009	(300)	GBP	(431)	-
USD/GBP	07/13/2009	(300)	GBP	(431)	(14)
USD/GBP	07/13/2009	(109)	GBP	(156)	(2)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
USD/GBP	07/13/2009	(100)	GBP	$ (143)	$ 3
USD/JPY	04/20/2009	(104,687)	JPY	(1,058)	76
USD/JPY	04/20/2009	(10,700)	JPY	(108)	4
USD/JPY	04/20/2009	(13,400)	JPY	(135)	1
USD/KRW	04/06/2009	(1,240,000)	KRW	(897)	144
USD/NOK	05/19/2009	(17,382)	NOK	(2,583)	(119)
USD/NOK	05/19/2009	(1,500)	NOK	(223)	(9)
USD/NOK	05/19/2009	(1,200)	NOK	(178)	(10)
USD/NOK	05/19/2009	(1,180)	NOK	(175)	(8)
USD/NOK	05/19/2009	(1,000)	NOK	(149)	(7)
USD/NOK	05/19/2009	(1,000)	NOK	(149)	(6)
USD/NOK	05/19/2009	(1,600)	NOK	(238)	(10)
USD/NOK	05/19/2009	(1,036)	NOK	(154)	(1)
USD/NOK	05/19/2009	(1,575)	NOK	(234)	(3)
USD/NOK	05/19/2009	(500)	NOK	(74)	(4)
USD/NOK	05/19/2009	(1,600)	NOK	(238)	(7)
USD/SEK	09/16/2009	(5,789)	SEK	(706)	(38)
USD/SGD	09/24/2009	(684)	SGD	(449)	2
USD/SGD	09/24/2009	(99)	SGD	(65)	-
USD/SGD	09/24/2009	(78)	SGD	(51)	-
				$ (46,966)	$ (420)

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	06/17/2009	2,028	AUD	$ 1,402	$ 105
AUD/USD	06/17/2009	937	AUD	648	51
AUD/USD	06/17/2009	719	AUD	497	35
AUD/USD	06/17/2009	706	AUD	488	26
AUD/USD	06/17/2009	824	AUD	570	8
AUD/USD	06/17/2009	802	AUD	555	-
AUD/CAD	06/17/2009	(587)	CAD	(466)	(4)
AUD/JPY	06/17/2009	(53,255)	JPY	(539)	23
AUD/JPY	06/17/2009	(55,162)	JPY	(558)	(3)
CHF/USD	06/17/2009	787	CHF	693	6
CHF/JPY	06/17/2009	(66,231)	JPY	(670)	17
EUR/CHF	06/17/2009	(862)	CHF	(759)	(8)
EUR/CHF	06/17/2009	(549)	CHF	(483)	(14)
EUR/USD	06/17/2009	743	EUR	987	50
EUR/USD	06/17/2009	585	EUR	777	26
EUR/USD	06/17/2009	1,090	EUR	1,448	55
EUR/USD	06/17/2009	363	EUR	482	13
EUR/USD	06/17/2009	941	EUR	1,250	(19)
EUR/USD	06/17/2009	232	EUR	309	(6)
EUR/USD	06/17/2009	415	EUR	551	(7)
EUR/USD	06/17/2009	543	EUR	721	(12)
EUR/GBP	06/17/2009	(676)	GBP	(970)	(33)
EUR/JPY	06/17/2009	(55,309)	JPY	(560)	(1)
EUR/JPY	06/17/2009	(72,298)	JPY	(731)	2
EUR/SEK	06/17/2009	(2,579)	SEK	(314)	1
GBP/CHF	06/17/2009	(506)	CHF	(446)	(21)
GBP/USD	06/17/2009	463	GBP	664	10
GBP/USD	06/17/2009	302	GBP	433	9
GBP/USD	06/17/2009	395	GBP	567	8
GBP/USD	06/17/2009	763	GBP	1,095	(16)
JPY/AUD	06/17/2009	(2,098)	AUD	(1,451)	(47)
JPY/USD	06/17/2009	22,612	JPY	229	(2)
JPY/USD	06/17/2009	136,364	JPY	1,380	(25)

NOK/JPY	06/17/2009	(45,452)	JPY	(460)	3
NOK/USD	06/17/2009	3,172	NOK	471	8
NOK/USD	06/17/2009	2,279	NOK	338	(20)
NZD/USD	06/17/2009	2,219	NZD	1,259	100
NZD/USD	06/17/2009	1,405	NZD	797	55
NZD/USD	06/17/2009	1,008	NZD	572	9
SEK/EUR	06/17/2009	(575)	EUR	(764)	(20)
SEK/USD	06/17/2009	6,320	SEK	770	26
USD/BRL	05/05/2009	(1,209)	BRL	(517)	(9)
USD/CAD	06/17/2009	(1,663)	CAD	(1,320)	(37)
USD/CHF	06/17/2009	(1,219)	CHF	(1,073)	(20)
USD/EUR	04/17/2009	(47)	EUR	(62)	(2)
USD/EUR	04/17/2009	(459)	EUR	(610)	(24)
USD/EUR	06/17/2009	(1,099)	EUR	(1,460)	(63)
USD/EUR	06/17/2009	(556)	EUR	(739)	15
USD/EUR	06/17/2009	(1,083)	EUR	(1,439)	28
USD/EUR	06/17/2009	(700)	EUR	(930)	17
USD/EUR	06/17/2009	(764)	EUR	(1,015)	(8)
USD/GBP	04/24/2009	(554)	GBP	(795)	10
USD/GBP	06/17/2009	(45)	GBP	(65)	(2)
USD/GBP	06/17/2009	(384)	GBP	(551)	13
USD/GBP	06/17/2009	(791)	GBP	(1,135)	(4)
USD/JPY	06/17/2009	(178,854)	JPY	(1,809)	50
USD/NOK	06/17/2009	(5,959)	NOK	(885)	(44)
USD/NZD	06/17/2009	(2,586)	NZD	(1,467)	(187)
USD/NZD	06/17/2009	(2,119)	NZD	(1,202)	(92)
USD/SEK	06/17/2009	(3,741)	SEK	(456)	(45)
				$ (6,748)	$ (16)

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	04/30/2009	6,498	BRL	$ 2,783	$ 56
BRL/USD	05/05/2009	389	BRL	167	2
CLP/USD	04/30/2009	575,721	CLP	988	61
CNY/USD	04/30/2009	14,211	CNY	2,080	25
INR/USD	04/30/2009	57,614	INR	1,132	(29)
KRW/USD	04/30/2009	2,141,158	KRW	1,556	-
KRW/USD	04/30/2009	1,251,720	KRW	910	(5)
MYR/USD	04/30/2009	2,139	MYR	587	(5)
PHP/USD	04/30/2009	28,992	PHP	599	(10)
RUB/USD	04/30/2009	15,321	RUB	448	19
SGD/USD	06/17/2009	1,045	SGD	687	13
TWD/USD	04/30/2009	31,389	TWD	927	3
ZAR/USD	06/17/2009	14,167	ZAR	1,474	166
				$ 14,338	$ 296

JNL/JPMorgan International Value Fund
AUD/USD	05/26/2009	23,159	AUD	$ 16,035	$ 1,077
AUD/USD	05/26/2009	2,719	AUD	1,882	41
CHF/USD	05/26/2009	2,741	CHF	2,412	55
EUR/USD	05/26/2009	808	EUR	1,073	57
GBP/USD	05/26/2009	811	GBP	1,164	21
GBP/USD	05/26/2009	1,375	GBP	1,973	62
GBP/USD	05/26/2009	1,800	GBP	2,582	(17)
GBP/USD	05/26/2009	1,232	GBP	1,767	(35)
HKD/USD	05/26/2009	14,023	HKD	1,810	-
JPY/USD	05/26/2009	862,046	JPY	8,717	(395)
JPY/USD	05/26/2009	104,488	JPY	1,057	(56)
NOK/USD	05/26/2009	18,194	NOK	2,703	36
SEK/USD	05/26/2009	43,842	SEK	5,337	274
SEK/USD	05/26/2009	10,843	SEK	1,320	(30)
SGD/USD	05/26/2009	4,785	SGD	3,145	8
USD/AUD	05/26/2009	(2,125)	AUD	(1,471)	(120)
USD/AUD	05/26/2009	(3,209)	AUD	(2,222)	(149)
USD/AUD	05/26/2009	(2,699)	AUD	(1,869)	4
USD/CHF	05/26/2009	(10,700)	CHF	(9,415)	(186)
USD/CHF	05/26/2009	(1,636)	CHF	(1,439)	(64)
USD/CHF	05/26/2009	(1,685)	CHF	(1,482)	19
USD/EUR	05/26/2009	(12,371)	EUR	(16,434)	(564)
USD/EUR	05/26/2009	(1,123)	EUR	(1,491)	33
USD/GBP	05/26/2009	(1,451)	GBP	(2,081)	44
USD/GBP	05/26/2009	(2,273)	GBP	(3,261)	(54)
USD/GBP	05/26/2009	(1,056)	GBP	(1,515)	27
USD/HKD	05/26/2009	(22,602)	HKD	(2,917)	-
USD/HKD	05/26/2009	(13,445)	HKD	(1,735)	-
				$ 5,645	$ 88

JNL/Mellon Capital Management International Index Fund
EUR/USD	06/17/2009	3,104	EUR	$ 4,124	$ 159
EUR/USD	06/17/2009	78	EUR	104	3
EUR/USD	06/17/2009	118	EUR	157	3
EUR/USD	06/17/2009	142	EUR	189	5
EUR/USD	06/17/2009	382	EUR	507	6
EUR/USD	06/17/2009	272	EUR	361	(11)
EUR/USD	06/17/2009	197	EUR	261	(6)
EUR/USD	06/17/2009	158	EUR	210	(5)
EUR/USD	06/17/2009	432	EUR	573	(10)
EUR/USD	06/17/2009	432	EUR	574	(9)
EUR/USD	06/17/2009	249	EUR	331	(8)
EUR/USD	06/17/2009	63	EUR	83	-
EUR/USD	06/17/2009	204	EUR	271	2
GBP/USD	06/17/2009	1,257	GBP	1,803	71
GBP/USD	06/17/2009	74	GBP	106	3
GBP/USD	06/17/2009	75	GBP	108	1
GBP/USD	06/17/2009	39	GBP	55	1
GBP/USD	06/17/2009	267	GBP	382	10
GBP/USD	06/17/2009	188	GBP	270	(4)
GBP/USD	06/17/2009	113	GBP	163	(1)
GBP/USD	06/17/2009	114	GBP	163	(3)
GBP/USD	06/17/2009	274	GBP	393	(9)
GBP/USD	06/17/2009	193	GBP	277	(5)
GBP/USD	06/17/2009	231	GBP	332	(6)
GBP/USD	06/17/2009	78	GBP	111	-
GBP/USD	06/17/2009	38	GBP	55	1
JPY/USD	06/17/2009	273,133	JPY	2,763	(37)
JPY/USD	06/17/2009	13,750	JPY	139	(1)
JPY/USD	06/17/2009	22,095	JPY	224	-
JPY/USD	06/17/2009	15,090	JPY	153	(1)
JPY/USD	06/17/2009	30,360	JPY	307	(10)
JPY/USD	06/17/2009	7,590	JPY	77	(2)
JPY/USD	06/17/2009	39,300	JPY	398	(3)
JPY/USD	06/17/2009	32,180	JPY	326	(3)
JPY/USD	06/17/2009	8,125	JPY	82	(1)
JPY/USD	06/17/2009	8,260	JPY	84	(2)
USD/EUR	06/17/2009	(58)	EUR	(76)	(3)
				$ 16,440	$ 125

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/PIMCO Real Return Fund
AUD/USD	05/07/2009	430	AUD	$ 298	$ (2)
BRL/USD	06/02/2009	2,813	BRL	1,195	3
BRL/USD	06/02/2009	4,767	BRL	2,025	26
CNY/USD	05/06/2009	9,159	CNY	1,341	18
CNY/USD	07/15/2009	2,817	CNY	413	(26)
CNY/USD	07/15/2009	5,749	CNY	842	(48)
CNY/USD	07/15/2009	9,076	CNY	1,330	(60)
CNY/USD	09/08/2009	11,667	CNY	1,712	(18)
CNY/USD	09/08/2009	12,290	CNY	1,803	(17)
CNY/USD	09/08/2009	4,481	CNY	658	8
EUR/USD	04/14/2009	570	EUR	757	(15)
GBP/USD	04/09/2009	307	GBP	441	1
GBP/USD	04/09/2009	481	GBP	690	(20)
GBP/USD	04/09/2009	878	GBP	1,260	(17)
GBP/USD	04/09/2009	1,265	GBP	1,815	(26)
MXN/USD	05/19/2009	1,327	MXN	93	(29)
MXN/USD	05/19/2009	30	MXN	2	-
MXN/USD	05/19/2009	30	MXN	2	-
MXN/USD	05/19/2009	472	MXN	33	-
PHP/USD	12/24/2010	2,000	PHP	41	(4)
PLN/USD	05/06/2009	2,946	PLN	847	(459)
RUB/USD	05/06/2009	13,269	RUB	387	(157)
RUB/USD	05/06/2009	50	RUB	1	-
SGD/USD	04/14/2009	307	SGD	202	(8)
SGD/USD	04/14/2009	307	SGD	202	(8)
SGD/USD	04/14/2009	385	SGD	253	(7)
SGD/USD	04/14/2009	474	SGD	312	(8)
SGD/USD	04/14/2009	468	SGD	308	(12)
SGD/USD	04/14/2009	451	SGD	296	(14)
SGD/USD	04/14/2009	517	SGD	340	(12)
SGD/USD	07/30/2009	463	SGD	304	(16)
USD/AUD	04/03/2009	(758)	AUD	(527)	(44)
USD/BRL	06/02/2009	(2,907)	BRL	(1,235)	(46)
USD/BRL	06/02/2009	(5,342)	BRL	(2,270)	(70)
USD/CNY	09/08/2009	(13,650)	CNY	(2,003)	(53)
USD/CNY	09/08/2009	(5,423)	CNY	(796)	(20)
USD/EUR	04/14/2009	(2,311)	EUR	(3,070)	(152)
USD/GBP	04/09/2009	(4,347)	GBP	(6,237)	51
USD/JPY	05/07/2009	(1,412,680)	JPY	(14,281)	242
USD/JPY	06/04/2009	(1,412,681)	JPY	(14,288)	223
USD/MXN	05/19/2009	(1,859)	MXN	(130)	2
USD/MXN	11/27/2009	(472)	MXN	(32)	(1)
USD/PHP	08/06/2009	(2,904)	PHP	(60)	-
USD/PHP	08/06/2009	(3,009)	PHP	(62)	1
USD/PHP	12/24/2010	(2,000)	PHP	(41)	-
USD/PLN	05/06/2009	(2,851)	PLN	(819)	111
USD/PLN	05/06/2009	(95)	PLN	(27)	5
USD/RUB	05/06/2009	(13,319)	RUB	(389)	6
USD/SGD	04/14/2009	(3,217)	SGD	(2,115)	40
USD/SGD	07/30/2009	(463)	SGD	(304)	6
				$ (28,483)	$ (626)

JNL/PIMCO Total Return Bond Fund
AUD/USD	05/07/2009	1,440	AUD	$ 998	$ (11)
BRL/USD	04/02/2009	1,500	BRL	647	(19)
BRL/USD	06/02/2009	37	BRL	16	1
BRL/USD	06/02/2009	24	BRL	10	-
BRL/USD	06/02/2009	16	BRL	7	-
BRL/USD	06/02/2009	17	BRL	7	-
BRL/USD	06/02/2009	57	BRL	24	1
BRL/USD	06/02/2009	21	BRL	9	-
BRL/USD	06/02/2009	351	BRL	149	3
BRL/USD	06/02/2009	1,125	BRL	478	(16)
BRL/USD	06/02/2009	375	BRL	159	(5)
CAD/USD	04/27/2009	799	CAD	634	(17)
CLP/USD	05/14/2009	147,980	CLP	254	28
CNY/USD	07/15/2009	4,639	CNY	680	(40)
CNY/USD	07/15/2009	10,176	CNY	1,491	(87)
CNY/USD	07/15/2009	3,633	CNY	532	(31)
CNY/USD	07/15/2009	1,043	CNY	153	(10)
CNY/USD	07/15/2009	1,043	CNY	153	(10)
CNY/USD	07/15/2009	3,549	CNY	520	(32)
CNY/USD	07/15/2009	5,323	CNY	780	(48)
CNY/USD	07/15/2009	3,561	CNY	522	(33)
CNY/USD	07/15/2009	9,533	CNY	1,397	(79)
CNY/USD	07/15/2009	10,381	CNY	1,521	(69)
CNY/USD	07/15/2009	8,518	CNY	1,248	(52)
CNY/USD	07/15/2009	3,987	CNY	584	(26)
CNY/USD	07/15/2009	3,005	CNY	440	(26)
CNY/USD	09/08/2009	2,441	CNY	358	8
CNY/USD	09/08/2009	2,434	CNY	357	7
CNY/USD	09/08/2009	2,413	CNY	354	4
CNY/USD	09/08/2009	2,347	CNY	344	4
CNY/USD	09/08/2009	1,933	CNY	284	4
CNY/USD	09/08/2009	4,860	CNY	713	13

Summary of Open Forward Foreign Currency Contracts (in thousands):

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
CNY/USD	09/08/2009	2,360	CNY	$ 346	$ 6
CNY/USD	09/08/2009	1,294	CNY	190	4
CNY/USD	09/08/2009	3,585	CNY	526	6
EUR/USD	04/14/2009	846	EUR	1,124	(22)
GBP/USD	04/09/2009	928	GBP	1,331	(38)
GBP/USD	04/09/2009	457	GBP	656	(17)
GBP/USD	04/09/2009	590	GBP	847	(23)
GBP/USD	04/27/2009	1,142	GBP	1,638	(39)
GBP/USD	04/27/2009	542	GBP	778	(11)
GBP/USD	04/27/2009	543	GBP	779	(11)
GBP/USD	04/27/2009	542	GBP	778	(10)
INR/USD	04/09/2009	49,500	INR	975	(15)
INR/USD	04/09/2009	48,659	INR	958	(32)
INR/USD	04/09/2009	74,025	INR	1,458	(22)
INR/USD	04/09/2009	49,896	INR	983	(7)
INR/USD	04/09/2009	39,655	INR	781	1
INR/USD	04/09/2009	58,443	INR	1,151	1
JPY/USD	05/07/2009	59,323	JPY	600	(2)
MYR/USD	04/14/2009	631	MYR	173	(7)
MYR/USD	04/14/2009	629	MYR	173	(7)
MYR/USD	04/14/2009	1,301	MYR	357	(13)
MYR/USD	04/14/2009	668	MYR	183	(7)
MYR/USD	04/14/2009	829	MYR	227	(3)
MYR/USD	04/14/2009	140	MYR	39	(1)
PHP/USD	05/06/2009	21,933	PHP	453	3
PHP/USD	05/06/2009	13,095	PHP	270	-
PHP/USD	05/06/2009	21,587	PHP	446	(4)
PHP/USD	05/06/2009	1,788	PHP	37	1
PHP/USD	12/24/2010	2,900	PHP	59	(5)
RUB/USD	05/06/2009	42,993	RUB	1,255	(525)
RUB/USD	05/06/2009	18,721	RUB	547	(236)
SGD/USD	04/14/2009	804	SGD	528	(22)
SGD/USD	04/14/2009	799	SGD	525	(15)
SGD/USD	04/14/2009	964	SGD	634	(16)
SGD/USD	04/14/2009	945	SGD	621	(29)
SGD/USD	04/14/2009	951	SGD	625	(25)
SGD/USD	04/14/2009	1,056	SGD	694	(24)
SGD/USD	04/14/2009	819	SGD	538	(22)
SGD/USD	04/14/2009	820	SGD	539	(21)
SGD/USD	07/30/2009	955	SGD	627	(33)
USD/BRL	04/02/2009	(1,125)	BRL	(485)	17
USD/BRL	04/02/2009	(375)	BRL	(162)	5
USD/BRL	06/02/2009	(1,732)	BRL	(736)	(2)
USD/BRL	06/02/2009	(94)	BRL	(40)	(1)
USD/BRL	06/02/2009	(94)	BRL	(40)	(1)
USD/BRL	06/02/2009	(260)	BRL	(110)	(2)
USD/BRL	06/02/2009	(93)	BRL	(40)	(1)
USD/BRL	06/02/2009	(91)	BRL	(39)	(1)
USD/CLP	05/14/2009	(147,980)	CLP	(254)	(24)
USD/CNY	07/15/2009	(1,187)	CNY	(174)	(10)
USD/CNY	07/15/2009	(3,564)	CNY	(522)	(29)
USD/CNY	07/15/2009	(1,185)	CNY	(174)	(10)
USD/CNY	07/15/2009	(1,176)	CNY	(172)	(10)
USD/CNY	07/15/2009	(1,251)	CNY	(183)	(11)
USD/CNY	07/15/2009	(967)	CNY	(142)	(9)
USD/CNY	07/15/2009	(626)	CNY	(92)	(6)
USD/CNY	07/15/2009	(1,268)	CNY	(186)	(6)

USD/CNY	07/15/2009	(1,268)	CNY	(186)	(6)
USD/CNY	07/15/2009	(1,272)	CNY	(186)	(6)
USD/CNY	07/15/2009	(763)	CNY	(112)	(4)
USD/CNY	07/15/2009	(5,080)	CNY	(744)	(23)
USD/CNY	07/15/2009	(2,545)	CNY	(373)	(12)
USD/CNY	07/15/2009	(14,852)	CNY	(2,176)	(61)
USD/CNY	07/15/2009	(4,624)	CNY	(678)	(15)
USD/CNY	07/15/2009	(8,038)	CNY	(1,178)	(25)
USD/CNY	07/15/2009	(4,538)	CNY	(665)	(15)
USD/CNY	07/15/2009	(4,496)	CNY	(659)	(15)
USD/CNY	07/15/2009	(4,264)	CNY	(625)	(13)
USD/CNY	07/15/2009	(5,425)	CNY	(795)	(16)
USD/CNY	09/08/2009	(2,769)	CNY	(406)	(11)
USD/CNY	09/08/2009	(2,084)	CNY	(306)	(9)
USD/CNY	09/08/2009	(2,024)	CNY	(297)	(8)
USD/CNY	09/08/2009	(2,399)	CNY	(352)	(10)
USD/CNY	09/08/2009	(2,324)	CNY	(341)	(9)
USD/CNY	09/08/2009	(4,394)	CNY	(645)	(16)
USD/CNY	09/08/2009	(1,910)	CNY	(280)	(7)
USD/CNY	09/08/2009	(721)	CNY	(106)	(3)
USD/CNY	09/08/2009	(5,041)	CNY	(740)	(18)
USD/EUR	04/14/2009	(4,273)	EUR	(5,677)	(281)
USD/GBP	04/09/2009	(11,014)	GBP	(15,803)	130
USD/INR	04/09/2009	(125,914)	INR	(2,480)	(69)

Currency	Settlement	Notional		Currency	Unrealized
Purchased/Sold	Date	Amount		Value	Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
USD/INR	04/09/2009	(76,070)	INR	$ (1,498)	$ (55)
USD/INR	04/09/2009	(63,333)	INR	(1,247)	(45)
USD/INR	04/09/2009	(54,859)	INR	(1,080)	(34)
USD/MYR	04/14/2009	(1,626)	MYR	(446)	(4)
USD/MYR	04/14/2009	(673)	MYR	(185)	(1)
USD/MYR	04/14/2009	(603)	MYR	(165)	(1)
USD/MYR	04/14/2009	(624)	MYR	(171)	(1)
USD/MYR	04/19/2009	(673)	MYR	(185)	(1)
USD/PHP	05/06/2009	(58,402)	PHP	(1,205)	(93)
USD/PHP	12/24/2010	(2,900)	PHP	(59)	1
USD/RUB	05/06/2009	(61,714)	RUB	(1,802)	739
USD/SGD	04/14/2009	(601)	SGD	(395)	4
USD/SGD	04/14/2009	(150)	SGD	(99)	1
USD/SGD	04/14/2009	(304)	SGD	(200)	1
USD/SGD	04/14/2009	(304)	SGD	(200)	1
USD/SGD	04/14/2009	(304)	SGD	(200)	1
USD/SGD	04/14/2009	(304)	SGD	(200)	1
USD/SGD	04/14/2009	(619)	SGD	(407)	1
USD/SGD	04/14/2009	(617)	SGD	(406)	1
USD/SGD	04/14/2009	(619)	SGD	(407)	1
USD/SGD	04/14/2009	(619)	SGD	(407)	1
USD/SGD	04/14/2009	(310)	SGD	(204)	-
USD/SGD	04/14/2009	(310)	SGD	(204)	-
USD/SGD	04/14/2009	(311)	SGD	(204)	-
USD/SGD	04/14/2009	(621)	SGD	(408)	-
USD/SGD	04/14/2009	(310)	SGD	(204)	-
USD/SGD	04/14/2009	(621)	SGD	(408)	-
USD/SGD	04/14/2009	(233)	SGD	(153)	-
USD/SGD	07/30/2009	(141)	SGD	(93)	-
USD/SGD	07/30/2009	(706)	SGD	(464)	-
USD/SGD	07/30/2009	(107)	SGD	(70)	1
				$ (11,465)	$ (1,884)

Summary of Interest Rate Swap Agreements (in thousands):

JNL/Goldman Sachs Core Plus Bond Fund
		Paying/					Unrealized
		Receiving		Expiration		Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)
Bank of America N.A.	3-Month LIBOR	Receiving	3.50%	06/17/2024		$ 200	(11)
Barclays Bank PLC	6-Month Japan LIBOR Yen	Receiving	1.25%	06/17/2014	JPY	157,000	5
Citibank N.A. London	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	480	58
	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	3,430	388
	6-Month EURIBOR	Paying	3.50%	06/17/2014	EUR	2,300	90
	6-Month Japan LIBOR Yen	Receiving	1.25%	06/17/2014	JPY	1,169,000	1
	6-Month Japan LIBOR Yen	Receiving	1.25%	06/17/2014	JPY	390,000	(1)
	6-Month LIBOR	Paying	4.00%	06/17/2014	GBP	2,810	4
	6-Month Japan LIBOR Yen	Receiving	1.25%	06/17/2014	JPY	158,000	5
	6-Month Japan LIBOR Yen	Paying	1.25%	06/17/2014	JPY	645,000	13
	6-Month LIBOR	Paying	4.00%	06/17/2014	GBP	2,310	4
	6-Month Japan LIBOR Yen	Receiving	1.25%	06/17/2014	JPY	428,000	12
	6-Month LIBOR	Paying	4.00%	06/17/2014	GBP	1,910	6
	6-Month Japan LIBOR Yen	Receiving	1.25%	06/17/2014	JPY	356,000	7
Credit Suisse International	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	2,310	264
	6-Month Japan LIBOR Yen	Receiving	1.50%	12/17/2013	JPY	1,617,000	(357)
	6-Month Japan LIBOR Yen	Receiving	1.50%	12/17/2013	JPY	21,000	(5)
	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(7)
Deutsche Bank AG	3-Month LIBOR	Receiving	3.50%	06/17/2024		8,200	159
	3-Month LIBOR	Receiving	3.50%	06/17/2029		1,200	41
	3-Month LIBOR	Receiving	3.50%	06/17/2029		100	5
	3-Month LIBOR	Receiving	3.50%	06/17/2029		200	11
	3-Month LIBOR	Receiving	3.50%	06/17/2019		800	1
	3-Month LIBOR	Receiving	3.50%	06/17/2024		2,100	85
	6-Month LIBOR	Paying	4.00%	06/17/2014	GBP	4,690	8
	28-Day Mexico Interbank TIIE	Paying	8.91%	11/15/2010	MXN	48,200	127
	KRW 3-month CD Rate	Paying	2.82%	01/28/2011	KRW	2,437,000	(14)
	6-Month LIBOR	Paying	5.25%	12/17/2018	GBP	850	100
JPMorgan Chase Bank N.A. London	6-Month EURIBOR	Paying	4.50%	12/17/2013	EUR	1,800	205
	6-Month LIBOR	Paying	4.00%	06/17/2014	GBP	3,470	(4)

JPMorgan Chase Bank N.A. New York	3-Month LIBOR	Receiving	3.50%	06/17/2024		600	(27)
	3-Month LIBOR	Receiving	3.50%	06/17/2019		2,700	(107)
	3-Month LIBOR	Receiving	3.50%	06/17/2029		300	18
	3-Month LIBOR	Receiving	3.50%	06/17/2029		200	11
	3-Month LIBOR	Receiving	3.50%	06/17/2029		2,200	151
	3-Month LIBOR	Receiving	3.25%	06/17/2014		4,600	31
	28-Day Mexico Interbank TIIE	Paying	8.42%	12/01/2010	MXN	115,000	247
	28-Day Mexico Interbank TIIE	Paying	8.38%	12/03/2010	MXN	45,000	95
	28-Day Mexico Interbank TIIE	Paying	8.20%	12/09/2010	MXN	220,000	422
	KRW 3-month CD Rate	Paying	2.83%	01/28/2011	KRW	2,369,000	(13)
	Brazil Interbank Deposit Rate	Paying	10.06%	01/04/2010	BRL	17,000	(18)
UBS AG London Branch	6-Month LIBOR	Receiving	5.25%	12/17/2018	GBP	850	(149)
							$ 1,861

JNL/Goldman Sachs Short Duration Bond Fund
		Paying/				Unrealized
		Receiving		Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Amount[4]	(Depreciation)
Bank of America N.A.	3-Month LIBOR	Paying	3.50%	06/17/2019	$ 4,400	$ 281
	3-Month LIBOR	Receiving	3.50%	06/17/2024	700	(34)
Citibank N.A.	3-Month LIBOR	Receiving	2.50%	06/17/2011	45,300	(559)
	3-Month LIBOR	Receiving	3.50%	06/17/2029	100	5
Deutsche Bank AG	3-Month LIBOR	Paying	3.50%	06/17/2019	1,500	96
	3-Month LIBOR	Receiving	3.50%	06/17/2024	2,200	43
	3-Month LIBOR	Receiving	3.50%	06/17/2029	900	31
	3-Month LIBOR	Receiving	3.50%	06/17/2029	100	5
	3-Month LIBOR	Receiving	3.50%	06/17/2029	200	11
	3-Month LIBOR	Receiving	3.50%	06/17/2024	1,100	44
JPMorgan Chase & Co.	3-Month LIBOR	Paying	3.50%	06/17/2019	300	18
	3-Month LIBOR	Receiving	3.50%	06/17/2024	200	(9)
	3-Month LIBOR	Receiving	3.25%	06/17/2014	35,400	(1,222)
	3-Month LIBOR	Receiving	3.50%	06/17/2029	200	12
	3-Month LIBOR	Receiving	3.50%	06/17/2029	200	11
	3-Month LIBOR	Receiving	3.50%	06/17/2029	1,600	110
						$ (1,157)

JNL/Goldman Sachs Emerging Market Debt Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)
Citibank N.A.	*	Brazil Interbank Deposit Rate	Paying	15.30%	01/02/2012	BRL	4,000	$ 154
Citibank N.A.	*	Brazil Interbank Deposit Rate	Paying	15.70%	01/02/2012	BRL	4,000	169
Citibank N.A.		KRW 3-month CD Rate	Paying	4.08%	12/04/2013	KRW	1,900,000	19
								$ 342

Summary of Interest Rate Swap Agreements (in thousands):

JNL/PIMCO Real Return Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)
Bank of America N.A.		3-Month LIBOR	Receiving	5.00%	12/17/2038		$ 6,600	$ (2,076)
Barclays Bank PLC		3-Month LIBOR	Receiving	5.00%	12/17/2028		1,600	(418)
		3-Month LIBOR	Receiving	5.00%	12/17/2028		300	(82)
		6-Month EURIBOR	Paying	5.00%	09/17/2010	EUR	2,900	192
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.96%	04/05/2012	EUR	500	9
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.98%	04/30/2012	EUR	200	4
	*	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	(12)
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	2.07%	09/14/2012	EUR	1,600	35
Citibank N.A.		3-Month LIBOR	Receiving	3.00%	06/17/2029		4,800	591
		3-Month LIBOR	Receiving	5.00%	12/17/2038		200	(74)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		2,000	(598)
Deutsche Bank AG		6-Month LIBOR	Paying	6.00%	03/20/2012	GBP	4,300	221
Goldman Sachs & Co.		6-Month EURIBOR	Paying	4.50%	03/18/2011	EUR	3,700	276
HSBC Bank		6-Month LIBOR	Paying	5.00%	03/18/2014	GBP	500	59
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	9
JPMorgan Chase & Co.		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Receiving	1.95%	03/15/2012	EUR	300	6
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Receiving	1.95%	03/15/2012	EUR	400	8
Merrill Lynch & Co., Inc.		3-Month LIBOR	Receiving	5.00%	12/17/2038		6,100	(1,726)
		3-Month LIBOR	Receiving	5.00%	12/17/2023		10,700	(2,214)
		3-Month LIBOR	Receiving	5.00%	12/17/2023		14,400	(3,039)
		3-Month LIBOR	Receiving	5.00%	12/17/2023		5,500	(1,286)
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	254
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	93
	*	ICAP CMM FRA	Receiving	5.50%	05/21/2009		6,500	44
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	44
Royal Bank of Scotland Group PLC		6-Month LIBOR	Paying	5.00%	03/18/2014	GBP	1,400	241
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.95%	03/30/2012	EUR	300	6
		GBP-Non-Revised Retail Price Index	Paying	3.44%	09/10/2027	GBP	400	(9)
	*	ICAP CMM FRA	Receiving	5.50%	05/21/2009		3,100	(591)
		FRC-Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.95%	03/28/2012	EUR	100	2
		GBP-Non-Revised Retail Price Index	Paying	3.49%	12/06/2027	GBP	2,500	(16)
UBS Warburg LLC	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,000	8
								$ (10,039)

JNL/PIMCO Total Return Bond Fund
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)
Barclays Bank PLC		3-Month LIBOR	Receiving	4.00%	12/16/2010		$ 3,500	$ 85
	*	Brazil Interbank Deposit Rate	Paying	10.60%	01/02/2012	BRL	1,500	2
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	2,500	18
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	900	6
	*	Brazil Interbank Deposit Rate	Paying	11.36%	01/04/2010	BRL	4,000	(4)
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,100	58
		Reference Quotidienne d'Inflation	Paying	2.10%	10/15/2010	EUR	1,600	87
BNP Paribas Bank		6-Month EURIBOR	Paying	4.50%	03/18/2014	EUR	2,700	347
Citibank N.A.		3-Month LIBOR	Receiving	3.00%	06/17/2029		1,000	123
		3-Month LIBOR	Receiving	5.00%	12/17/2038		1,500	(538)
Credit Suisse First Boston		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	700	4
Deutsche Bank AG		3-Month LIBOR	Receiving	3.00%	06/17/2029		14,800	1,470
		3-Month LIBOR	Receiving	3.00%	06/17/2029		20,500	(44)
		6-Month LIBOR	Paying	5.00%	03/18/2014	GBP	1,100	141
		6-Month Australian Bank Bill	Paying	7.00%	03/20/2013	AUD	1,700	85
		6-Month LIBOR	Paying	5.00%	09/18/2009	GBP	45,800	1,070
Goldman Sachs & Co.		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	500	(23)
		6-Month LIBOR	Paying	6.00%	06/19/2009	GBP	17,500	152
		1-Month LIBOR	Receiving	5.25%	03/18/2014	GBP	800	119
		6-Month LIBOR	Paying	6.00%	12/19/2009	GBP	1,600	72
		6-Month LIBOR	Paying	5.00%	06/15/2009	GBP	6,900	38
		FRC - Excluding Tobacco-Non-Revised Consumer Price Index	Paying	1.96%	03/30/2012	EUR	600	12
	*	Brazil Interbank Deposit Rate	Paying	11.47%	01/04/2010	BRL	1,000	-
HSBC Bank USA		6-Month LIBOR	Paying	5.00%	09/17/2013	GBP	3,000	341
		6-Month LIBOR	Paying	5.10%	09/15/2013	GBP	600	79
	*	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	2
HSBC Bank USA	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	8
Merrill Lynch & Co., Inc.	*	ICAP CMM FRA	Receiving	5.50%	05/21/2009		4,000	(668)
	*	ICAP CMM FRA	Receiving	5.50%	05/21/2009		3,300	(83)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		3,300	(1,368)
		3-Month LIBOR	Receiving	5.00%	12/17/2038		1,400	(313)
		3-Month LIBOR	Paying	4.00%	06/17/2011		12,200	346
	*	Brazil Interbank Deposit Rate	Paying	12.95%	01/04/2010	BRL	1,400	20
	*	Brazil Interbank Deposit Rate	Paying	11.43%	01/04/2010	BRL	2,600	(1)
	*	Brazil Interbank Deposit Rate	Receiving	11.98%	01/02/2012	BRL	4,700	44
	*	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	134
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	8
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	500	16
	*	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	200	6
	*	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	24

Summary of Interest Rate Swap Agreements (in thousands) (continued)

JNL/PIMCO Total Return Bond Fund (continued)
			Paying/					Unrealized
			Receiving		Expiration		Notional	Appreciation/
Counterparty		Floating Rate Index	Floating Rate	Fixed Rate	Date		Amount[4]	(Depreciation)
Morgan Stanley
	*	Brazil Interbank Deposit Rate	Paying	12.67%	01/04/2010	BRL	1,600	$ 16
		3-Month LIBOR	Receiving	5.00%	12/17/2038		500	(674)
		3-Month LIBOR	Paying	3.00%	02/04/2011		63,400	2,692
		3-Month LIBOR	Paying	4.00%	06/17/2010		74,200	2,142
		3-Month LIBOR	Paying	4.00%	06/17/2010		14,400	427
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,800	22
	*	Brazil Interbank Deposit Rate	Paying	12.78%	01/04/2010	BRL	1,500	18
Royal Bank of Scotland Group PLC		3-Month LIBOR	Receiving	5.00%	12/17/2038		12,000	(3,050)
		6-Month LIBOR	Paying	6.00%	06/19/2009	GBP	5,000	43
		3-Month LIBOR	Paying	4.00%	06/17/2010		19,600	577
		3-Month LIBOR	Paying	3.00%	02/04/2011		60,600	2,150
		6-Month LIBOR	Receiving	5.25%	03/18/2014	GBP	1,900	283
		3-Month LIBOR	Paying	3.15%	12/17/2010		138,400	4,921
UBS Warburg LLC		3-Month Australian Bank Bill	Paying	7.50%	03/15/2010	AUD	2,300	78
		3-Month Australian Bank Bill	Paying	7.00%	06/15/2010	AUD	30,900	755
		6-Month Australian Bank Bill	Paying	4.25%	09/15/2011	AUD	15,500	(34)
	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	22
UBS Warburg LLC	*	Brazil Interbank Deposit Rate	Paying	12.41%	01/04/2010	BRL	1,600	22
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	3,500	(27)
	*	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2012	BRL	1,900	6
								$ 12,264

Summary of Credit Default Swap Agreements (in thousands):

JNL/Goldman Sachs Core Plus Bond Fund
Credit default swaps - purchase protection[2]							Unrealized
			Fixed	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation		Pay Rate	Date	Amount[4,5]	Value	(Depreciation)
Deutsche Bank AG	CDX.IG-11		1.50%	12/20/2013	$ 45,000	$ 1,620	$ 240

JNL/PIMCO Real Return Fund
Credit default swaps - sell protection[1]		Reference					Unrealized
		Obligation	Fixed	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Credit Rating[3]	Receive Rate	Date	Amount[4,5]	Value	(Depreciation)
Deutsche Bank AG	American International Group Inc., 6.25%, 05/01/36	A3	5.00%	12/20/2013	$ (8,300)	$ (3,051)	$ (2,208)
Citibank N.A.	Bear Stearns Co., Inc., 5.30%, 10/30/15	Aa3	0.72%	09/20/2012	(200)	(9)	(9)
JPMorgan Chase & Co.	CDX.HY.8-Index 25-35%	B3	2.50%	06/20/2012	(100)	(39)	(39)
Merrill Lynch & Co., Inc.	CDX.HY.8-Index 25-35%	B3	2.46%	06/20/2012	(200)	(78)	(78)
JPMorgan Chase & Co.	CDX.HY.9- Index 25-35%	B3	6.45%	12/20/2012	(400)	(150)	(149)
Merrill Lynch & Co., Inc.	CDX.HY.9-Index 25-35%	B3	6.69%	12/20/2012	(100)	(37)	(37)
Morgan Stanley	CDX.HY.9-Index 25-35%	B3	6.57%	12/20/2012	(400)	(149)	(148)
Barclays Bank PLC	CIT Group Inc., 5.65%, 02/13/17	Baa2	5.00%	12/20/2013	(3,100)	(610)	121
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.80%	09/20/2012	(100)	(27)	(27)
JPMorgan Chase & Co.	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.85%	09/20/2012	(100)	(27)	(27)
Morgan Stanley	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.80%	09/20/2012	(200)	(54)	(54)
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	3.73%	12/20/2013	(19,600)	(2,543)	(2,525)
Barclays Bank PLC	GMAC LLC, 6.88%, 08/28/12	C	3.05%	09/20/2012	(100)	(37)	(37)
JPMorgan Chase & Co.	GMAC LLC, 6.88%, 08/28/12	C	5.40%	09/20/2012	(800)	(259)	(257)
JPMorgan Chase & Co.	GMAC LLC, 6.88%, 08/28/12	C	5.45%	09/20/2012	(800)	(258)	(256)
Morgan Stanley	GMAC LLC, 6.88%, 08/28/12	C	6.85%	06/20/2012	(400)	(115)	(114)
					$ (34,900)	$ (7,443)	$ (5,844)

JNL/PIMCO Real Return Fund
Credit default swaps - purchase protection[2]
						Unrealized
		Fixed	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Pay Rate	Date	Amount[4,5]	Value	(Depreciation)
Barclays Bank PLC	Alcoa Inc., 6.00%, 07/15/13	1.20%	09/20/2013	$ 1,000	$ 216	$ 215
Goldman Sachs & Co.	Alcoa Inc., 6.75%, 07/15/18	1.32%	09/20/2018	2,000	568	567
Morgan Stanley	American Electric Power, 5.25%, 06/01/15	0.47%	06/20/2015	500	10	10
Bank of America N.A.	Baxter International Inc., 5.38%, 06/01/18	0.31%	06/20/2018	800	6	(1)
Credit Suisse International	Bear Stearns Co. Inc., 6.40%, 10/02/17	0.76%	12/20/2017	1,000	74	74
JPMorgan Chase & Co.	Constellation Energy Group, 7.00%, 04/01/12	0.67%	06/20/2012	2,600	264	264
JPMorgan Chase & Co.	Constellation Energy Group, 4.55%, 06/15/15	0.96%	06/20/2015	100	14	14
Credit Suisse International	Deutsche Telekom International Finance, 5.25%, 07/22/13	1.08%	09/20/2018	3,000	22	21
UBS Warburg LLC	Dominion Resources Inc., 5.00%, 03/01/14	0.59%	03/20/2014	1,000	5	5
Citibank N.A.	GATX Corp., 5.80%, 03/01/16	1.07%	03/20/2016	1,000	245	244
Deutsche Bank AG	Genworth Financial, Inc., 6.12%, 05/22/18	0.98%	06/20/2018	800	489	488
Barclays Bank PLC	Genworth Financial, Inc., 6.52%, 05/22/18	0.96%	06/20/2018	500	306	306
Deutsche Bank AG	Home Depot Corp., 5.40%, 03/01/16	1.57%	03/20/2016	1,250	1	-
BNP Paribas Bank	International Lease Finance Corporation, 6.63%, 11/15/13	1.60%	12/20/2013	500	198	197
Goldman Sachs & Co.	Kohl's Corp., 6.30%, 03/01/11	0.59%	12/20/2012	300	9	9
Deutsche Bank AG	Macy's Corp., 7.45%, 07/15/17	2.10%	09/20/2017	1,000	181	181
Deutsche Bank AG	Marsh & McLennan Companies, Inc., 5.75%, 09/15/15	0.60%	09/20/2015	1,000	15	14
Citibank N.A.	Omnicom Group, 5.90%, 04/15/16	0.94%	06/20/2016	1,250	116	115
JPMorgan Chase & Co.	Pearson, 5.70%, 06/01/14	0.83%	06/20/2014	1,000	-	-
Morgan Stanley	Prologis Trust, 5.50%, 03/01/13	1.32%	06/20/2018	900	366	365
JPMorgan Chase & Co.	Qwest Capital Funding Inc., 7.75%, 02/15/31	3.25%	09/20/2009	1,000	10	9
Barclays Bank PLC	REXAM PLC, 6.75%, 06/01/13	1.45%	06/20/2013	700	68	67

Summary of Credit Default Swap Agreements (in thousands) (continued)

JNL/PIMCO Real Return Fund (continued)
Credit default swaps - purchase protection[2]
						Unrealized
		Fixed	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Pay Rate	Date	Amount[4,5]	Value	(Depreciation)
Morgan Stanley	Sherwin Williams Co., 7.38%, 02/01/27	0.29%	12/20/2012	$ 300	$ 7	$ 7
Royal Bank of Scotland Group PLC	Simon Property Group LP, 5.75%, 12/01/15	1.01%	12/20/2015	500	114	114
Morgan Stanley	Simon Property Group LP, 6.13%, 05/30/18	0.89%	06/20/2018	2,500	683	682
Morgan Stanley	Staples, Inc., 7.38%, 10/01/12	0.53%	12/20/2012	300	16	16
Goldman Sachs & Co.	Telecom Italia SPA, 5.38%, 01/29/19	1.55%	06/20/2018	600	60	60
Goldman Sachs & Co.	TJX Companies, Inc., 7.45%, 12/15/09	0.38%	12/20/2012	300	9	9
Barclays Bank PLC	UBS AG, 1.45%, 04/18/12	2.40%	03/20/2014	1,400	(8)	(9)
Morgan Stanley	VF Corp., 8.50%, 10/01/10	0.25%	12/20/2012	300	5	5
JPMorgan Chase & Co.	Waste Management Inc., 6.10%, 03/15/18	0.79%	03/20/2018	1,100	29	29
Morgan Stanley	Whirlpool Corp., 7.75%, 07/15/16	0.49%	12/20/2012	300	44	44
				$ 30,800	$ 4,142	$ 4,121

JNL/PIMCO Total Return Bond Fund
Credit default swaps - sell protection[1]		Reference					Unrealized
		Obligation	Fixed	Expiration	Notional		Appreciation/
Counterparty	Reference Obligation	Credit Rating[3]	Receive Rate	Date	Amount[4,5]	Value	(Depreciation)
Citibank N.A.	CDX.HY-8 25-35%	B3	2.14%	06/20/2012	$ (800)	$ (320)	$ (319)
Merrill Lynch & Co., Inc.	CDX.HY-8 25-35%	B3	1.83%	06/20/2012	(1,000)	(407)	(407)
Morgan Stanley	CDX.HY-8 25-35%	B3	2.08%	06/20/2012	(1,000)	(401)	(401)
Citibank N.A.	CDX.HY-8 35-100%	B3	0.36%	06/20/2012	(4,876)	(683)	(682)
Citibank N.A.	CDX.HY-8 35-100%	B3	0.40%	06/20/2012	(975)	(135)	(135)
Deutsche Bank AG	CDX.IG-9 5 Year Index 30-100%	Baa2	0.71%	12/20/2012	(7,195)	1	3
Goldman Sachs & Co.	CDX.IG-9 10 Year Index 30-100%	Baa2	0.55%	12/20/2017	(1,458)	(19)	(19)
Deutsche Bank AG	CDX.IG-10 5 Year Index 30-100%	Baa2	0.53%	06/20/2013	(1,361)	(9)	(9)
Goldman Sachs & Co.	CDX.IG-10 5 Year Index 30-100%	Baa2	0.46%	06/20/2013	(1,750)	(16)	(16)
Merrill Lynch & Co., Inc.	Federated Republic of Brazil, 12.25%, 03/06/30	Ba1	1.95%	04/20/2016	(100)	(8)	(7)
Goldman Sachs & Co.	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	3.85%	09/20/2012	(200)	(54)	(53)
Barclays Bank PLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	5.65%	09/20/2012	(500)	(112)	(111)
UBS Warburg LLC	Ford Motor Credit Co. LLC, 7.00%, 10/01/13	Caa1	6.20%	09/20/2012	(2,600)	(550)	(544)
HSBC Bank USA	Gazprom, 9.63%, 03/01/13	Baa1	0.36%	05/20/2009	(1,000)	(14)	(12)
Morgan Stanley	Gazprom, 8.63%, 04/28/34	Baa1	2.18%	02/20/2013	(700)	(119)	(118)
UBS Warburg LLC	Gazprom, 8.63%, 04/28/34	Baa1	2.18%	02/20/2013	(1,000)	(170)	(168)
BNP Paribas Bank	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.78%	03/20/2011	(700)	(95)	(94)
Citibank N.A.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.10%	03/20/2010	(200)	(15)	(15)
Citibank N.A.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.15%	03/20/2010	(100)	(8)	(8)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.50%	09/20/2011	(300)	(42)	(42)
Deutsche Bank AG	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.80%	06/20/2011	(3,700)	(540)	(539)
Goldman Sachs & Co.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.90%	12/20/2010	(300)	(37)	(36)
Goldman Sachs & Co.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	0.83%	12/20/2009	(200)	(12)	(12)
Merrill Lynch & Co., Inc.	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.08%	12/20/2009	(1,400)	(81)	(81)
Royal Bank of Scotland Group PLC	General Electric Capital Corp., 6.00%, 06/15/12	Aa2	1.10%	09/20/2009	(200)	(8)	(8)

Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.80%	12/20/2013	(600)	(56)	(55)
Citibank N.A.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.33%	12/20/2013	(800)	(87)	(86)
Deutsche Bank AG	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	4.90%	12/20/2013	(1,100)	(99)	(97)
Goldman Sachs & Co.	General Electric Capital Corp., 5.63%, 09/15/17	Aa2	8.00%	03/20/2011	(1,000)	(13)	(5)
Goldman Sachs & Co.	General Motors Corp., 7.13%, 07/15/13	C	8.90%	03/20/2013	(1,700)	(1,368)	(1,363)
Goldman Sachs & Co.	General Motors Corp., 7.13%, 07/15/13	C	9.05%	03/20/2013	(1,500)	(1,206)	(1,202)
Deutsche Bank AG	GMAC LLC, 6.88%, 08/28/12	C	4.00%	09/20/2012	(2,400)	(844)	(841)
Goldman Sachs & Co.	GMAC LLC, 6.88%, 08/28/12	C	3.20%	09/20/2012	(100)	(37)	(37)
Merrill Lynch & Co., Inc.	GMAC LLC, 6.88%, 08/28/12	C	1.85%	09/20/2009	(1,000)	(123)	(122)
UBS Warburg LLC	Republic of Korea, 4.25%, 06/01/13	A2	3.85%	12/20/2009	(1,000)	4	6
JPMorgan Chase & Co.	Republic of Panama, 8.88%, 09/30/27	Ba1	1.25%	01/20/2017	(200)	(35)	(34)
JPMorgan Chase & Co.	Republic of Panama, 8.88%, 09/30/27	Ba1	1.20%	01/20/2017	(200)	(36)	(35)
Morgan Stanley	Republic of Panama, 8.88%, 09/30/27	Ba1	0.75%	01/20/2012	(200)	(15)	(15)
Barclays Bank PLC	SLM Corp., 5.13%, 08/27/12	Baa2	5.10%	06/20/2009	(300)	(18)	(17)
Citibank N.A.	SLM Corp., 5.13%, 08/27/12	Baa2	4.85%	03/20/2013	(1,700)	(570)	(567)
HSBC Bank USA	Ukraine, 7.65%, 6/11/13	B1	0.73%	04/20/2009	(3,400)	(93)	(82)
JPMorgan Chase & Co.	United Mexican States, 7.50%, 04/08/33	Baa1	0.92%	03/20/2016	(500)	(81)	(81)
					$ (51,315)	$ (8,531)	$ (8,466)

1 If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

2 If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

3 Reference obligation credit rating is provided by Moody's for credit default swaps on sovereign, asset-backed and corporate issues. Reference obligation credit rating for credit default swaps on an index is calculated by a weighted average of the index constituents' credit rating.

[4]	Notional amount is stated in USD unless otherwise noted.

5 The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of that particular swap agreement.

* Swap agreement fair valued in accordance with procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for SFAS No. 157 disclosures based on the securities valuation inputs. See SFAS No. 157 note.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2009

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.